UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 01136

Guggenheim Funds Trust

(Exact name of registrant as specified in charter)

702 King Farm Boulevard, Suite 200
Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)

Amy J. Lee

Guggenheim Funds Trust
702 King Farm Boulevard, Suite 200
Rockville, Maryland 20850

(Name and address of agent for service)

Registrant's telephone number, including area code: (301) 296-5100

Date of fiscal year end: September 30

Date of reporting period: October 1, 2022 - March 31, 2023

Item 1.	Reports to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

3.31.2023

Guggenheim Funds Semi-Annual Report

Guggenheim Funds Trust-Equity
Guggenheim Alpha Opportunity Fund
Guggenheim Large Cap Value Fund
Guggenheim Market Neutral Real Estate Fund
Guggenheim Risk Managed Real Estate Fund
Guggenheim Small Cap Value Fund
Guggenheim StylePlus—Large Core Fund
Guggenheim StylePlus—Mid Growth Fund
Guggenheim World Equity Income Fund

GuggenheimInvestments.com	SBE-SEMI-0323x0923

GUGGENHEIM

Fast, Convenient, and Secure
Sign up for eDelivery from Guggenheim

Guggenheim's eDelivery service allows you to waive postal delivery and provides a fast, convenient, and secure way to access your account documents and shareholder communications such as statements, confirmations, prospectuses, and annual and semi-annual reports.

With Guggenheim's eDelivery service, you can:

- Receive important account information faster
- Reduce the chance of mail fraud and identity theft
- Positively impact the environment
- Increase shareholder value by reducing printing and mailing costs

For more information, visit *GuggenheimInvestments.com/eDelivery* or call our Client Services group at 800 820 0888.

It's easy to enroll:

To register your account and begin receiving some or all of your shareholder communications electronically, follow these simple steps:

1. **Go to *GuggenheimInvestments.com/myaccount***

   If you are a new user, you can also establish your User ID and password here.
2. **Log into your account**
3. **Select "Profile" on the left**
4. **Select "Edit Delivery" at the bottom**
5. **Select the eDelivery radio buttons**
6. **Enter your email address, and check the box that you have read the Terms and Conditions**
7. **Hit "Submit"**

GI-GOGREEN-1022 x1023 #54520

Guggenheim Investments

eDelivery Service Notice

DEAR SHAREHOLDER	2
ECONOMIC AND MARKET OVERVIEW	5
ABOUT SHAREHOLDERS’ FUND EXPENSES	7
ALPHA OPPORTUNITY FUND	10
LARGE CAP VALUE FUND	28
MARKET NEUTRAL REAL ESTATE FUND	37
RISK MANAGED REAL ESTATE FUND	47
SMALL CAP VALUE FUND	60
STYLEPLUS—LARGE CORE FUND	69
STYLEPLUS—MID GROWTH FUND	79
WORLD EQUITY INCOME FUND	90
NOTES TO FINANCIAL STATEMENTS	100
OTHER INFORMATION	115
INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	116
GUGGENHEIM INVESTMENTS PRIVACY NOTICE	122

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 1

March 31, 2023

Dear Shareholder:

Security Investors, LLC and Guggenheim Partners Investment Management, LLC (the “Investment Advisers”) are pleased to present the shareholder report for a selection of our Funds (the “Funds”) for the semiannual fiscal period ended March 31, 2023 (the “Reporting Period”).

The Investment Advisers are part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC (“Guggenheim”), a global, diversified financial services firm.

Guggenheim Funds Distributors, LLC is the distributor of the Funds. Guggenheim Funds Distributors, LLC is affiliated with Guggenheim and the Investment Advisers.

We encourage you to read the Economic and Market Overview section of the report, which follows this letter.

We are committed to providing innovative investment solutions and appreciate the trust you place in us.

Sincerely,

Security Investors, LLC,

Guggenheim Partners Investment Management, LLC,

April 30, 2023

Read a prospectus and summary prospectus (if available) carefully before investing. It contains the investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at guggenheiminvestments.com or call 800.820.0888.

This material is not intended as a recommendation or as investment advice of any kind, including in connection with rollovers, transfers, and distributions. Such material is not provided in a fiduciary capacity, may not be relied upon for or in connection with the making of investment decisions, and does not constitute a solicitation of an offer to buy or sell securities. All content has been provided for informational or educational purposes only and is not intended to be and should not be construed as legal or tax advice and/or a legal opinion. Always consult a financial, tax and/ or legal professional regarding your specific situation.

Alpha Opportunity Fund is subject to a number of risks and is not suitable for all investors. ● Investments in securities and derivatives, in general, are subject to market risks that may cause their prices to fluctuate over time. The intrinsic value of the underlying stocks may never be realized, or the stock may decline in value. An investment in the Fund may lose money. There can be no guarantee the Fund will achieve it investment objective. ●The Fund’s use of derivatives such as futures, options and swap agreements may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. ● Certain of the derivative instruments, such as swaps and structured notes, are also subject to the risks of counterparty default and adverse tax treatment. ●The more the Fund invests in leveraged instruments, the more the leverage will magnify any gains or losses on those investments. ● The Fund’s use of short selling involves increased risk and costs, including paying more for a security than it received from its sale and the risk of unlimited losses. ●In certain circumstances the Fund may be subject to liquidity risk and it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. ●In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. ●The Fund’s fixed income investments will change in value in response to interest rate changes and other factors. ● It is important to note that the Fund is not guaranteed by the U.S. Government. ● See the prospectus for more information on these and additional risks.

2 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

March 31, 2023

Large Cap Value Fund is subject to a number of risks and is not suitable for all investors. ● An investment in the Fund will fluctuate and is subject to investment risks, which means an investor could lose money. ● The intrinsic value of the underlying stocks may never be realized, or the stock may decline in value. The Fund is subject to risk that large-capitalization stocks may underperform other segments of the equity market or the equity markets as a whole. ● It is important to note that the Fund is not guaranteed by the U.S. Government. ● Please read the prospectus for more detailed information regarding these and other risks.

Market Neutral Real Estate Fund is subject to a number of risks and is not suitable for all investors. ● Investing involves risk, including the possible loss of principal. ● There are no assurances that any fund will achieve its objective and/or strategy. ● The Fund’s investments in real estate securities subject the Fund to the same risks as direct investments in real estate, which is particularly sensitive to economic downturns. ● The Fund’s use of derivatives such as futures, options, and swap agreements may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. ● When market conditions are deemed appropriate, the Fund will leverage to the full extent permitted by its investment policies and restrictions and applicable law. Leveraging will exaggerate the effect on net asset value of any increase or decrease in the market value of the Fund’s portfolio. ● The more the Fund invests in leveraged instruments, the more the leverage will magnify any gains or losses on those investments. ● The Fund’s use of short selling involves increased risk and costs. The Fund risks paying more for a security than it received from its sale. ● The Fund’s investments in other investment vehicles subject the Fund to those risks and expenses affecting the investment vehicle. ● The Fund’s investments in foreign securities carry additional risks when compared to U.S. securities, due to the impact of diplomatic, political, or economic developments in the country in question (investments in emerging markets securities are generally subject to an even greater level of risk). ● The Fund may invest in derivative instruments, which may be more volatile and less liquid, increasing the risk of loss when compared to traditional securities. Certain of the derivative instruments are also subject to the risks of counterparty default and adverse tax treatment. ● Investing in sector funds is more volatile than investing in broadly diversified funds, as there is a greater risk due to the concentration of the funds’ holdings in issuers of the same or similar offerings. ● Short selling involves increased risks and costs. You risk paying more for a security than you received from its sale. This strategy may not be suitable for all investors. ● The Fund is subject to active trading risks that may increase volatility and impact its ability to achieve its investment objective. ● You may have a gain or loss when you sell your shares. ● It is important to note that the Fund is not guaranteed by the U.S. government. ● Please read the prospectus for more detailed information regarding these and other risks.

Risk Managed Real Estate Fund is subject to a number of risks and is not suitable for all investors. ● Investments in securities in general are subject to market risks that may cause their prices to fluctuate over time ● Investing involves risk, including the possible loss of principal. ● There are no assurances that any fund will achieve its objective and/or strategy. ● The Fund’s investments in real estate securities subject the Fund to the same risks as direct investments in real estate, which is particularly sensitive to economic downturns. ● The Fund’s use of derivatives such as futures, options and swap agreements may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. ● When market conditions are deemed appropriate, the Fund will leverage to the full extent permitted by its investment policies and restrictions and applicable law. Leveraging will exaggerate the effect on net asset value of any increase or decrease in the market value of the Fund’s portfolio. ● The more the Fund invests in leveraged instruments, the more the leverage will magnify any gains or losses on those investments. ● The Fund’s use of short selling involves increased risk and costs. The Fund risks paying more for a security than it received from its sale. ● The Fund’s investments in other investment vehicles subject the Fund to those risks and expenses affecting the investment vehicle. ● The Fund’s investments in foreign securities carry additional risks when compared to U.S. securities, due to the impact of diplomatic, political or economic developments in the country in question (investments in emerging markets securities are generally subject to an even greater level of risk). ● The Fund may invest in derivative instruments, which may be more volatile and less liquid, increasing the risk of loss when compared to traditional securities. Certain of the derivative instruments are also subject to the risks of counterparty default and adverse tax treatment. ● Investing in sector funds is more volatile than investing in broadly diversified funds, as there is a greater risk due to the concentration of the funds’ holdings in issuers of the same or similar offerings. ● Short selling involves increased risks and costs. You risk paying more for a security than you received from its sale. This strategy may not be suitable for all investors. ● The Fund is subject to active trading risks that may increase volatility and impact its ability to achieve its investment objective. ● You may have a gain or loss when you sell you shares. ● It is important to note that the Fund is not guaranteed by the U.S. government. ● Please read the prospectus for more detailed information regarding these and other risks.

Small Cap Value Fund is subject to a number of risks and is not suitable for all investors. ● An investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money. ● The intrinsic value of the underlying stocks may never be realized, or the stock may decline in value. ● Investing in securities of small-capitalization companies may involve a greater risk of loss and more abrupt fluctuations in market price than investments in larger-capitalization companies. ● It is important to note that the Fund is not guaranteed by the U.S. Government. ● Please read the prospectus for more detailed information regarding these and other risks.

StylePlus—Large Core Fund is subject to a number of risks and is not suitable for all investors. ● Investments in large capitalization stocks may underperform other segments of the equity market or the equity market as a whole. ● Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions regarding the growth potential of the issuing companies. Value stocks are subject to the risk that the intrinsic value of the stock may never be realized by the market or that the price goes down.● The Fund may invest in derivative instruments, which may be more volatile and less liquid, increasing the risk of loss when compared to traditional securities. Certain of the derivative instruments are also subject to the risks of counterparty default and adverse tax treatment. ● The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile than if it had not been leveraged. ● The Fund’s investments in other investment vehicles subject the Fund to those risks and expenses affecting the investment vehicle. ● The Fund may invest in foreign securities which carry additional risks when compared to U.S. securities, due to the impact of diplomatic, political or economic developments in the country in question (investments in emerging markets securities are generally subject to an even greater level of risk). ● The Fund may invest in fixed income securities whose market value will change in response to interest rate changes and market conditions among other factors. In general, bond prices rise when interest rates fall and vice versa. ● The Fund’s exposure to high yield securities may subject the Fund to greater volatility. ● The Fund may invest in bank loans and asset-backed securities, including mortgage backed, which involve special types of risks. ● The Fund may invest in restricted securities which may involve financial and liquidity risk. ● You may have a gain or loss when you sell your shares. ● It is important to note that the Fund is not guaranteed by the U.S. government. ● Please read the prospectus for more detailed information regarding these and other risks.

StylePlus—Mid Growth Fund is subject to a number of risks and is not suitable for all investors. ● Investments in mid-sized company securities may present additional risks such as less predictable earnings, higher volatility and less liquidity than larger, more established companies. ● Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions regarding the growth potential of the issuing companies. ● The Fund may invest in derivative instruments, which may be more volatile and less liquid, increasing the risk of loss when compared to traditional securities. Certain of the derivative instruments are also subject to the risks of counterparty default and adverse tax treatment. ● The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile than if it had not been leveraged. ● The Fund’s investments in other investment vehicles subject the Fund to those risks and expenses affecting the investment vehicle. ● The Fund may invest in foreign securities which carry additional risks when compared to U.S. securities, due to the impact of diplomatic, political or economic developments in the country in question (investments in emerging markets securities are generally subject to an even greater level of risk). ● The Fund may invest in fixed

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 3

March 31, 2023

income securities whose market value will change in response to interest rate changes and market conditions, among other factors. In general, bond prices rise when interest rates fall and vice versa. ● The Fund’s exposure to high yield securities may subject the Fund to greater volatility. ● The Fund may invest in bank loans and asset-backed securities, including mortgage backed, which involve special types of risks. ● The Fund may invest in restricted securities which may involve financial and liquidity risk. ● You may have a gain or loss when you sell your shares. ● It is important to note that the Fund is not guaranteed by the U.S. government. ● Please read the prospectus for more detailed information regarding these and other risks.

World Equity Income Fund is subject to a number of risks and is not suitable for all investors. ●Investments in securities in general are subject to market risks that may cause their prices to fluctuate over time. ●The Fund’s investments in foreign securities carry additional risks when compared to U.S. securities, due to the impact of diplomatic, political or economic developments in the country in question (investments in emerging markets are generally subject to an even greater level of risk). Additionally, the Fund’s exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar. ● The Fund’s investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, lack of availability and counterparty risk. ●The Fund’s use of leverage, through instruments such as derivatives, may cause the Fund to be more volatile than if it had not been leveraged. ●The Fund’s investments in other investment vehicles subject the Fund to those risks and expenses affecting the investment vehicle. ●The Fund may have significant exposure to securities in a particular capitalization range e.g., large-, mid- or small-cap securities. As a result, the Fund may be subject to the risk that the pre-denominate capitalization range may underperform other segments of the equity market or the equity market as a whole. ● It is important to note that the Fund is not guaranteed by the U.S. Government. ● Please read the prospectus for more detailed information regarding these and other risks.

4 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ECONOMIC AND MARKET OVERVIEW (Unaudited)	March 31, 2023

Developments in March 2023 highlighted the increasingly difficult place in which the U.S. Federal Reserve (the “Fed”) and other central banks find themselves as they work toward restoring price stability and maintaining financial stability. The collapse of Silicon Valley Bank and Signature Bank prompted banks to rush for liquidity support from the Fed, totaling $165 billion in the immediate aftermath. Overseas, the Swiss National Bank provided the equivalent of $54 billion in emergency liquidity to Credit Suisse before a deal was struck with rival UBS to buy it for $3.25 billion.

Heightened concerns about further bank stress and central banks’ ability to continue aggressively tightening monetary policy weighed heavily on market-implied expectations for the path of policy rates. Nevertheless, in March 2023 the Fed raised rates by 25 basis points and the European Central Bank raised rates by 50 basis points. One basis point equals 0.01%. We expect central banks will continue to raise rates over the next few months in their continuing effort to bring inflation to heel, despite the cracks in financial stability that are beginning to show.

While markets were volatile, data releases indicated that the U.S. economy is still on a relatively firm footing. March job growth came in at 236,000, well above the level needed to keep the unemployment rate from rising. Housing data has surprised to the upside, likely in response to the recent softening of mortgage rates. Meanwhile, the S&P Global U.S. composite Purchasing Managers’ Index (“PMI”) rose to a 10-month high, with strength especially evident in sub-indices for the service sector. Forward-looking data looks more concerning, however, with the Leading Economic Index turning down further, initial signs of job loss in the most cyclical and interest rate sensitive sectors, and business surveys souring on the economic outlook and plans for spending and hiring.

The Fed acknowledged in its March 2023 Federal Open Market Committee meeting statement that a contraction of credit emanating from volatility in the banking sector was likely to create new headwinds for the economy. In recognition of this new risk, the Fed’s updated Summary of Economic Projections showed a small downward revision of real gross domestic product growth this year, from 0.5% to 0.4%, followed by a larger downward revision for next year, from 1.6% to 1.2%. We continue to expect a recession could begin midway through the year.

For the Reporting Period, the S&P 500® Index* returned 15.62%. The MSCI Europe-Australasia-Far East (“EAFE”) Index* (gross) returned 27.52%. The return of the MSCI Emerging Markets Index* (gross) was 14.20%.

In the bond market, the Bloomberg U.S. Aggregate Bond Index* posted a 4.89% return for the Reporting Period, while the Bloomberg U.S. Corporate High Yield Index* returned 7.89%. The return of the ICE Bank of America (“BofA”) 3-Month U.S. Treasury Bill Index* was 1.94% for the six-month period.

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

*Index Definitions:

The following indices are referenced throughout this report. Indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees, or expenses.

Bloomberg U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, mortgage-backed securities or “MBS” (agency fixed-rate and hybrid adjustable-rate mortgage, or “ARM”, pass-throughs), asset-backed securities (“ABS”), and commercial mortgage-backed securities (“CMBS”) (agency and non-agency).

Bloomberg U.S. Corporate High Yield Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB +/BB + or below.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 5

ECONOMIC AND MARKET OVERVIEW (Unaudited)(concluded)	September 30, 2022

FTSE NAREIT Equity REITs Total Return Index (“FNRE”) is one of the FTSE NAREIT U.S. Real Estate Index Series that contains all Equity REITs not designated as Timber REITs or Infrastructure REITs. FTSE NAREIT U.S. Real Estate Index Series is designed to present investors with a comprehensive family of REIT performance indexes that spans the commercial real estate space across the U.S. economy. The index series provides investors with exposure to all investment and property sectors. In addition, the more narrowly focused property sector and sub-sector indexes provide the facility to concentrate commercial real estate exposure in more selected markets. The National Association of Real Estate Investment Trusts (NAREIT) is the trade association for REITs and publicly traded real estate companies with an interest in the U.S. property and investment markets.

ICE BofA 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

Morningstar Long/Short Equity Category Average is the average return of funds Morningstar places in a given category based on their portfolio statistics and compositions over the past three years. Long-short portfolios hold sizeable stakes in both long and short positions in equities, exchange traded funds, and related derivatives. Some funds that fall into this category will shift their exposure to long and short positions depending on their macro outlook or the opportunities they uncover through bottom-up research. At least 75% of the assets are in equity securities or derivatives, and funds in the category will typically have beta values to relevant benchmarks of between 0.3 and 0.8 over a three-year period.

MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

MSCI World Index (Net) is calculated with net dividends reinvested. It is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

Russell 1000® Value Index is a measure of the performance for the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 companies with lower price-to-book ratios and lower expected growth values.

Russell 2000® Value Index measures the performance of the small-cap value segment of the U.S. equity universe. It includes those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

Russell Midcap Growth® Index measures the performance of the mid-cap growth segment of the U.S. equity universe. It includes those Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth values.

S&P 500® Index is a broad-based index, the performance of which is based on the performance of 500 widely held common stocks chosen for market size, liquidity, and industry group representation.

6 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses, and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, other distributions, and exchange fees, and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning September 30, 2022 and ending March 31, 2023.

The following tables illustrate the Funds’ costs in two ways:

Table 1. Based on actual Fund return: This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fifth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return: This section is intended to help investors compare a fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges (“CDSC”) on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about the Funds’ expenses, including annual expense ratios for periods up to five years (subject to the Fund’s inception date), can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 7

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(continued)

	Expense Ratio[1]	Fund Return	Beginning Account Value September 30, 2022	Ending Account Value March 31, 2023	Expenses Paid During Period[2]
Table 1. Based on actual Fund return[3]
Alpha Opportunity Fund
A-Class	1.74%	10.72%	$ 1,000.00	$ 1,107.20	$ 9.14
C-Class	2.49%	10.28%	1,000.00	1,102.80	13.05
P-Class	1.74%	10.69%	1,000.00	1,106.90	9.14
Institutional Class	1.49%	10.87%	1,000.00	1,108.70	7.83
Large Cap Value Fund
A-Class	1.12%	12.99%	1,000.00	1,129.90	5.95
C-Class	1.87%	12.58%	1,000.00	1,125.80	9.91
P-Class	1.12%	13.01%	1,000.00	1,130.10	5.95
Institutional Class	0.87%	13.15%	1,000.00	1,131.50	4.62
Market Neutral Real Estate Fund
A-Class	1.68%	0.93%	1,000.00	1,009.30	8.42
C-Class	2.43%	0.55%	1,000.00	1,005.50	12.15
P-Class	1.68%	0.96%	1,000.00	1,009.60	8.42
Institutional Class	1.43%	1.04%	1,000.00	1,010.40	7.17
Risk Managed Real Estate Fund
A-Class	1.82%	6.31%	1,000.00	1,063.10	9.36
C-Class	2.45%	5.95%	1,000.00	1,059.50	12.58
P-Class	1.78%	6.28%	1,000.00	1,062.80	9.15
Institutional Class	1.42%	6.46%	1,000.00	1,064.60	7.31
Small Cap Value Fund
A-Class	1.27%	12.90%	1,000.00	1,129.00	6.74
C-Class	2.02%	12.47%	1,000.00	1,124.70	10.70
P-Class	1.27%	12.91%	1,000.00	1,129.10	6.74
Institutional Class	1.02%	13.05%	1,000.00	1,130.50	5.42
StylePlus—Large Core Fund
A-Class	1.30%	16.26%	1,000.00	1,162.60	7.01
C-Class	2.13%	15.80%	1,000.00	1,158.00	11.46
P-Class	1.48%	16.15%	1,000.00	1,161.50	7.98
Institutional Class	1.09%	16.35%	1,000.00	1,163.50	5.88
StylePlus—Mid Growth Fund
A-Class	1.54%	18.15%	1,000.00	1,181.50	8.38
C-Class	2.35%	17.65%	1,000.00	1,176.50	12.75
P-Class	1.88%	17.92%	1,000.00	1,179.20	10.21
Institutional Class	1.47%	18.20%	1,000.00	1,182.00	8.00
World Equity Income Fund
A-Class	1.19%	13.54%	1,000.00	1,135.40	6.34
C-Class	1.94%	13.09%	1,000.00	1,130.90	10.31
P-Class	1.19%	13.49%	1,000.00	1,134.90	6.33
Institutional Class	0.94%	13.59%	1,000.00	1,135.90	5.01

8 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(concluded)

	Expense Ratio[1]	Fund Return	Beginning Account Value September 30, 2022	Ending Account Value March 31, 2023	Expenses Paid During Period[2]
Table 2. Based on hypothetical 5% return (before expenses)
Alpha Opportunity Fund
A-Class	1.74%	5.00%	$ 1,000.00	$ 1,016.26	$ 8.75
C-Class	2.49%	5.00%	1,000.00	1,012.52	12.49
P-Class	1.74%	5.00%	1,000.00	1,016.26	8.75
Institutional Class	1.49%	5.00%	1,000.00	1,017.50	7.49
Large Cap Value Fund
A-Class	1.12%	5.00%	1,000.00	1,019.35	5.64
C-Class	1.87%	5.00%	1,000.00	1,015.61	9.40
P-Class	1.12%	5.00%	1,000.00	1,019.35	5.64
Institutional Class	0.87%	5.00%	1,000.00	1,020.59	4.38
Market Neutral Real Estate Fund
A-Class	1.68%	5.00%	1,000.00	1,016.55	8.45
C-Class	2.43%	5.00%	1,000.00	1,012.81	12.19
P-Class	1.68%	5.00%	1,000.00	1,016.55	8.45
Institutional Class	1.43%	5.00%	1,000.00	1,017.80	7.19
Risk Managed Real Estate Fund
A-Class	1.82%	5.00%	1,000.00	1,015.86	9.15
C-Class	2.45%	5.00%	1,000.00	1,012.72	12.29
P-Class	1.78%	5.00%	1,000.00	1,016.06	8.95
Institutional Class	1.42%	5.00%	1,000.00	1,017.85	7.14
Small Cap Value Fund
A-Class	1.27%	5.00%	1,000.00	1,018.60	6.39
C-Class	2.02%	5.00%	1,000.00	1,014.86	10.15
P-Class	1.27%	5.00%	1,000.00	1,018.60	6.39
Institutional Class	1.02%	5.00%	1,000.00	1,019.85	5.14
StylePlus—Large Core Fund
A-Class	1.30%	5.00%	1,000.00	1,018.45	6.54
C-Class	2.13%	5.00%	1,000.00	1,014.31	10.70
P-Class	1.48%	5.00%	1,000.00	1,017.55	7.44
Institutional Class	1.09%	5.00%	1,000.00	1,019.50	5.49
StylePlus—Mid Growth Fund
A-Class	1.54%	5.00%	1,000.00	1,017.25	7.75
C-Class	2.35%	5.00%	1,000.00	1,013.21	11.80
P-Class	1.88%	5.00%	1,000.00	1,015.56	9.45
Institutional Class	1.47%	5.00%	1,000.00	1,017.60	7.39
World Equity Income Fund
A-Class	1.19%	5.00%	1,000.00	1,019.00	5.99
C-Class	1.94%	5.00%	1,000.00	1,015.26	9.75
P-Class	1.19%	5.00%	1,000.00	1,019.00	5.99
Institutional Class	0.94%	5.00%	1,000.00	1,020.24	4.73

[1]	Annualized and excludes expenses of the underlying funds in which the Funds invest, if any.
[2]

Expenses are equal to the Fund’s annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

[3]	Actual cumulative return at net asset value for the period September 30, 2022 to March 31, 2023.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 9

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 31, 2023

ALPHA OPPORTUNITY FUND

OBJECTIVE: Seeks long-term growth of capital.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	July 7, 2003
C-Class	July 7, 2003
P-Class	May 1, 2015
Institutional Class	November 7, 2008

Ten Largest Holdings (% of Total Net Assets)
Alphabet, Inc. — Class C	1.0%
MGE Energy, Inc.	1.0%
General Mills, Inc.	1.0%
VeriSign, Inc.	1.0%
OGE Energy Corp.	1.0%
Analog Devices, Inc.	1.0%
John B Sanfilippo & Son, Inc.	1.0%
McDonald’s Corp.	1.0%
Illinois Tool Works, Inc.	1.0%
Verizon Communications, Inc.	1.0%
Top Ten Total	10.0%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

10 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(concluded)	March 31, 2023

Average Annual Returns*

Periods Ended March 31, 2023

	6 Month†	1 Year	5 Year	10 Year
A-Class Shares	10.72%	2.06%	(0.37%)	3.54%
A-Class Shares with sales charge‡	5.49%	(2.81%)	(1.33%)	3.04%
C-Class Shares	10.28%	1.26%	(1.15%)	2.75%
C-Class Shares with CDSC§	9.28%	0.26%	(1.15%)	2.75%
Institutional Class Shares	10.87%	2.34%	(0.06%)	3.91%
Morningstar Long/Short Equity Category Average	7.49%	(3.56%)	2.58%	3.45%
S&P 500 Index	15.62%	(7.73%)	11.19%	12.24%
S&P 500 Index Blended**	1.93%	2.50%	1.41%	5.96%
ICE BofA 3-Month U.S. Treasury Bill Index	1.94%	2.53%	1.41%	0.87%

	6 Month†	1 Year	5 Year	Since Inception (05/01/15)
P-Class Shares	10.69%	2.04%	(0.38%)	1.04%
Morningstar Long/Short Equity Category Average	7.49%	(3.56%)	2.58%	4.23%
S&P 500 Index	15.62%	(7.73%)	11.19%	10.71%
S&P 500 Index Blended**	1.93%	2.50%	1.41%	8.68%
ICE BofA 3-Month U.S. Treasury Bill Index	1.94%	2.53%	1.41%	1.09%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The ICE BofA 3-Month U.S. Treasury Bill Index, S&P 500 Index, and the Morningstar Long/Short Equity Category Average are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns.

**

Effective March 13, 2017, the Fund changed its principal investment strategy. As a result of the investment strategy change, the Fund’s new benchmark is the ICE BofA 3-Month U.S. Treasury Bill Index. The Fund’s performance was previously compared to the S&P 500 Index. The S&P 500 Index-Blended uses performance data for the S&P 500 Index from 09/30/12 to 03/12/17, and the ICE BofA 3-Month U.S. Treasury Bill index from 03/13/17 to 03/31/23.

†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 11

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023
ALPHA OPPORTUNITY FUND

	Shares	Value
COMMON STOCKS† - 86.3%

Consumer, Non-cyclical - 21.9%
General Mills, Inc.	4,015	$343,122
John B Sanfilippo & Son, Inc.	3,437	333,114
Abbott Laboratories	3,059	309,754
Perdoceo Education Corp.*	22,110	296,937
Hologic, Inc.*	3,632	293,102
EVERTEC, Inc.	8,509	287,179
Amgen, Inc.	1,168	282,364
Bristol-Myers Squibb Co.	3,970	275,161
Merck & Company, Inc.	2,569	273,316
Kimberly-Clark Corp.	1,963	263,474
Incyte Corp.*	3,553	256,775
USANA Health Sciences, Inc.*	3,978	250,216
Triton International Ltd.	3,549	224,368
Ironwood Pharmaceuticals, Inc. — Class A*	20,524	215,913
Royalty Pharma plc — Class A	5,898	212,505
Exelixis, Inc.*	10,048	195,032
Vertex Pharmaceuticals, Inc.*	602	189,672
Altria Group, Inc.	3,972	177,231
Philip Morris International, Inc.	1,586	154,238
Eagle Pharmaceuticals, Inc.*	5,076	144,006
Innoviva, Inc.*	12,628	142,065
Hackett Group, Inc.	7,561	139,727
Gilead Sciences, Inc.	1,680	139,390
Pfizer, Inc.	3,176	129,581
Kellogg Co.	1,889	126,487
Quanex Building Products Corp.	5,779	124,422
Johnson & Johnson	800	124,000
Organon & Co.	4,945	116,306
United Therapeutics Corp.*	503	112,652
IDEXX Laboratories, Inc.*	222	111,018
Premier, Inc. — Class A	3,390	109,734
Neurocrine Biosciences, Inc.*	993	100,511
Fulgent Genetics, Inc.*	3,007	93,878
Corcept Therapeutics, Inc.*	4,066	88,070
Inter Parfums, Inc.	611	86,909
Prestige Consumer Healthcare, Inc.*	1,267	79,352
Acadia Healthcare Company, Inc.*	1,096	79,186
Waters Corp.*	241	74,621
Ionis Pharmaceuticals, Inc.*	2,014	71,980
Grand Canyon Education, Inc.*	606	69,024
Amphastar Pharmaceuticals, Inc.*	1,711	64,163
Quest Diagnostics, Inc.	452	63,949
ResMed, Inc.	291	63,726
Total Consumer, Non-cyclical		7,288,230

Industrial - 14.5%
Illinois Tool Works, Inc.	1,334	324,762
Graco, Inc.	4,414	322,266
Standex International Corp.	2,582	316,140
Packaging Corporation of America	2,169	301,122
Sturm Ruger & Company, Inc.	4,913	282,203
Donaldson Company, Inc.	4,144	270,769
Snap-on, Inc.	1,094	270,098
Vishay Intertechnology, Inc.	11,868	268,454
Advanced Energy Industries, Inc.	2,553	250,194
Eagle Materials, Inc.	1,374	201,634
Acuity Brands, Inc.	1,064	194,425
Mueller Industries, Inc.	2,420	177,822
Simpson Manufacturing Company, Inc.	1,588	174,108
A O Smith Corp.	2,306	159,460
Otis Worldwide Corp.	1,735	146,434
Louisiana-Pacific Corp.	2,450	132,815
Lennox International, Inc.	524	131,671
Dorian LPG Ltd.	6,498	129,570
Sealed Air Corp.	2,488	114,224
ITT, Inc.	1,190	102,697
Masco Corp.	2,012	100,037
3M Co.	885	93,022
Timken Co.	1,086	88,748
PGT Innovations, Inc.*	3,418	85,826
Albany International Corp. — Class A	954	85,249
Lindsay Corp.	485	73,298
GrafTech International Ltd.	11,023	53,572
Total Industrial		4,850,620

Consumer, Cyclical - 13.7%
McDonald’s Corp.	1,183	330,779
Yum! Brands, Inc.	2,415	318,973
Boyd Gaming Corp.	4,845	310,661
Allison Transmission Holdings, Inc.	6,547	296,186
Darden Restaurants, Inc.	1,864	289,218
Brunswick Corp.	3,297	270,354
Gentex Corp.	9,490	266,005
DR Horton, Inc.	2,626	256,534
Murphy USA, Inc.	867	223,729
MSC Industrial Direct Company, Inc. — Class A	2,360	198,240
MDC Holdings, Inc.	4,986	193,806
Oxford Industries, Inc.	1,779	187,845
PulteGroup, Inc.	2,950	171,926
Steven Madden Ltd.	4,330	155,880
Buckle, Inc.	4,198	149,827
GMS, Inc.*	2,432	140,788
O’Reilly Automotive, Inc.*	163	138,384
WW Grainger, Inc.	199	137,073
Taylor Morrison Home Corp. — Class A*	3,263	124,842
KB Home	2,779	111,660
Haverty Furniture Companies, Inc.	3,391	108,207
Methode Electronics, Inc.	1,981	86,926
Ethan Allen Interiors, Inc.	2,638	72,440
BlueLinx Holdings, Inc.*	479	32,553
Total Consumer, Cyclical		4,572,836

Financial - 12.2%
Visa, Inc. — Class A	1,428	321,957
Evercore, Inc. — Class A	2,334	269,297
MGIC Investment Corp.	19,742	264,971
Mastercard, Inc. — Class A	607	220,590
Bank of New York Mellon Corp.	4,402	200,027
Radian Group, Inc.	8,446	186,657

12 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
ALPHA OPPORTUNITY FUND

	Shares	Value
Mr Cooper Group, Inc.*	4,284	$175,515
Essent Group Ltd.	4,192	167,890
NMI Holdings, Inc. — Class A*	7,498	167,430
FB Financial Corp.	5,369	166,869
TowneBank	6,129	163,338
S&T Bancorp, Inc.	4,963	156,086
Renasant Corp.	5,053	154,521
Preferred Bank/Los Angeles CA	2,752	150,837
FNB Corp.	12,914	149,802
Ameris Bancorp	3,831	140,138
Southside Bancshares, Inc.	4,210	139,772
Hope Bancorp, Inc.	13,089	128,534
Stewart Information Services Corp.	2,750	110,962
Federated Hermes, Inc. — Class B	2,640	105,969
Janus Henderson Group plc	3,940	104,962
Virtus Investment Partners, Inc.	548	104,334
Hilltop Holdings, Inc.	3,173	94,143
Marcus & Millichap, Inc.	2,613	83,903
International Bancshares Corp.	1,839	78,746
BOK Financial Corp.	432	36,465
Central Pacific Financial Corp.	1,302	23,306
Total Financial		4,067,021

Technology - 6.9%
Analog Devices, Inc.	1,693	333,894
Microchip Technology, Inc.	3,541	296,665
Cirrus Logic, Inc.*	2,522	275,856
QUALCOMM, Inc.	1,606	204,894
Dropbox, Inc. — Class A*	8,916	192,764
ON Semiconductor Corp.*	1,624	133,688
Teradata Corp.*	3,240	130,507
Avid Technology, Inc.*	3,772	120,629
Diodes, Inc.*	1,295	120,124
Kulicke & Soffa Industries, Inc.	1,715	90,363
Silicon Laboratories, Inc.*	470	82,292
Veeco Instruments, Inc.*	3,886	82,111
NetApp, Inc.	1,284	81,983
Cognizant Technology Solutions Corp. — Class A	1,336	81,402
Seagate Technology Holdings plc	1,121	74,121
Total Technology		2,301,293

Communications - 5.7%
Alphabet, Inc. — Class C*	3,334	346,736
VeriSign, Inc.*	1,590	336,015
Verizon Communications, Inc.	8,298	322,709
Cisco Systems, Inc.	5,406	282,599
Arista Networks, Inc.*	1,315	220,736
A10 Networks, Inc.	8,436	130,673
Extreme Networks, Inc.*	5,949	113,745
Viavi Solutions, Inc.*	6,423	69,561
T-Mobile US, Inc.*	448	64,888
Total Communications		1,887,662

Energy - 5.1%
Exxon Mobil Corp.	2,824	309,680
Antero Midstream Corp.	25,549	268,009
Kinder Morgan, Inc.	15,170	265,627
Marathon Petroleum Corp.	1,673	225,571
Valero Energy Corp.	1,192	166,403
DT Midstream, Inc.	3,133	154,676
REX American Resources Corp.*	3,282	93,832
Occidental Petroleum Corp.	1,234	77,039
ONEOK, Inc.	1,205	76,566
Magnolia Oil & Gas Corp. — Class A	3,205	70,125
Total Energy		1,707,528

Utilities - 4.7%
MGE Energy, Inc.	4,454	345,942
OGE Energy Corp.	8,895	334,986
ONE Gas, Inc.	3,875	307,016
Clearway Energy, Inc. — Class C	8,296	259,914
National Fuel Gas Co.	2,955	170,622
Chesapeake Utilities Corp.	1,289	164,979
Total Utilities		1,583,459

Basic Materials - 1.6%
Huntsman Corp.	5,750	157,320
NewMarket Corp.	423	154,386
Olin Corp.	2,449	135,919
AdvanSix, Inc.	2,391	91,504
Total Basic Materials		539,129

Total Common Stocks
(Cost $28,693,867)		28,797,778

MONEY MARKET FUND† - 6.7%
Goldman Sachs Financial Square Treasury Instruments Fund — Institutional Shares, 4.56%[1]	2,225,231	2,225,231
Total Money Market Fund
(Cost $2,225,231)		2,225,231

Total Investments - 93.0%
(Cost $30,919,098)		$31,023,009
Other Assets & Liabilities, net - 7.0%		2,329,148
Total Net Assets - 100.0%		$33,352,157

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 13

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
ALPHA OPPORTUNITY FUND

Custom Basket Swap Agreements
Counterparty	Reference Obligation	Type	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value and Unrealized Appreciation
OTC Custom Basket Swap Agreements††
Goldman Sachs International	GS Equity Custom Basket	Pay	5.28% (Federal Funds Rate + 0.45%)	At Maturity	05/06/24	$7,413,832	$172,009
Morgan Stanley Capital Services LLC	MS Equity Custom Basket	Pay	5.23% (Federal Funds Rate + 0.40%)	At Maturity	02/01/24	7,414,764	170,289
						$14,828,596	$342,298
OTC Custom Basket Swap Agreements Sold Short††
Goldman Sachs International	GS Equity Custom Basket	Receive	4.63% (Federal Funds Rate - 0.20%)	At Maturity	05/06/24	$15,521,572	$809,940
Morgan Stanley Capital Services LLC	MS Equity Custom Basket	Receive	4.53% (Federal Funds Rate - 0.30%)	At Maturity	02/01/24	15,395,397	801,402
						$30,916,969	$1,611,342

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
MS EQUITY LONG CUSTOM BASKET
Communications
Alphabet, Inc. — Class C	859	1.19%	$9,819
Arista Networks, Inc.	339	0.77%	9,319
Cisco Systems, Inc.	1,392	0.98%	5,381
VeriSign, Inc.	409	1.17%	4,569
T-Mobile US, Inc.	115	0.22%	1,421
A10 Networks, Inc.	2,173	0.45%	943
Extreme Networks, Inc.	1,532	0.40%	(235)
Viavi Solutions, Inc.	1,654	0.24%	(910)
Verizon Communications, Inc.	2,137	1.12%	(6,785)
Total Communications			23,522

Consumer, Non-cyclical
Perdoceo Education Corp.	5,695	1.02%	15,258
John B Sanfilippo & Son, Inc.	885	1.16%	15,249
Vertex Pharmaceuticals, Inc.	155	0.66%	12,584
Hologic, Inc.	936	1.02%	11,266
Amphastar Pharmaceuticals, Inc.	441	0.22%	8,025
Bristol-Myers Squibb Co.	1,023	0.96%	6,982
Inter Parfums, Inc.	157	0.30%	6,801
General Mills, Inc.	1,034	1.19%	6,399
Exelixis, Inc.	2,588	0.68%	5,961
IDEXX Laboratories, Inc.	57	0.38%	4,524
Kimberly-Clark Corp.	506	0.92%	3,910
Amgen, Inc.	301	0.98%	2,047
Kellogg Co.	486	0.44%	726
Johnson & Johnson	206	0.43%	335
Prestige Consumer Healthcare, Inc.	326	0.28%	330
United Therapeutics Corp.	130	0.39%	277
Grand Canyon Education, Inc.	156	0.24%	96
ResMed, Inc.	75	0.22%	(45)
Premier, Inc. — Class A	873	0.38%	(113)
Ionis Pharmaceuticals, Inc.	519	0.25%	(414)
Ironwood Pharmaceuticals, Inc. — Class A	5,286	0.75%	(573)
Philip Morris International, Inc.	408	0.54%	(715)
Neurocrine Biosciences, Inc.	256	0.35%	(717)
Acadia Healthcare Company, Inc.	282	0.27%	(726)
Quest Diagnostics, Inc.	116	0.22%	(876)
Triton International Ltd.	914	0.78%	(1,281)
Gilead Sciences, Inc.	433	0.48%	(1,529)
Organon & Co.	1,274	0.40%	(1,567)
Hackett Group, Inc.	1,948	0.49%	(1,602)
Incyte Corp.	915	0.89%	(1,626)
Fulgent Genetics, Inc.	774	0.33%	(1,669)
Corcept Therapeutics, Inc.	1,047	0.31%	(1,681)
Pfizer, Inc.	818	0.45%	(1,987)

14 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
ALPHA OPPORTUNITY FUND

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Quanex Building Products Corp.	1,489	0.43%	$(2,020)
Altria Group, Inc.	1,023	0.62%	(2,040)
Waters Corp.	62	0.26%	(2,092)
Innoviva, Inc.	3,253	0.49%	(3,549)
EVERTEC, Inc.	2,192	1.00%	(3,995)
Merck & Company, Inc.	662	0.95%	(4,439)
Abbott Laboratories	788	1.08%	(6,734)
USANA Health Sciences, Inc.	1,025	0.87%	(7,812)
Royalty Pharma plc — Class A	1,519	0.74%	(10,149)
Eagle Pharmaceuticals, Inc.	1,307	0.50%	(13,245)
Total Consumer, Non-cyclical			27,574

Industrial
Standex International Corp.	665	1.09%	22,795
Vishay Intertechnology, Inc.	3,057	0.93%	11,586
Dorian LPG Ltd.	1,674	0.45%	11,583
Snap-on, Inc.	282	0.94%	11,526
Advanced Energy Industries, Inc.	658	0.87%	9,466
Eagle Materials, Inc.	354	0.70%	8,201
Donaldson Company, Inc.	1,067	0.94%	7,524
Mueller Industries, Inc.	623	0.62%	7,012
Graco, Inc.	1,137	1.12%	4,568
Illinois Tool Works, Inc.	344	1.13%	2,345
PGT Innovations, Inc.	881	0.30%	2,207
A O Smith Corp.	594	0.55%	1,676
Louisiana-Pacific Corp.	631	0.46%	806
Acuity Brands, Inc.	274	0.68%	506
Otis Worldwide Corp.	447	0.51%	453
Albany International Corp. — Class A	246	0.30%	(147)
Lindsay Corp.	125	0.25%	(747)
GrafTech International Ltd.	2,839	0.19%	(905)
Simpson Manufacturing Company, Inc.	409	0.60%	(942)
Lennox International, Inc.	135	0.46%	(1,559)
Packaging Corporation of America	559	1.05%	(1,716)
Timken Co.	280	0.31%	(1,928)
Masco Corp.	518	0.35%	(2,225)
ITT, Inc.	307	0.36%	(2,264)
3M Co.	228	0.32%	(4,486)
Sealed Air Corp.	641	0.40%	(4,601)
Sturm Ruger & Company, Inc.	1,265	0.98%	(6,080)
Total Industrial			74,654

Basic Materials
NewMarket Corp.	109	0.54%	6,446
Olin Corp.	631	0.47%	236
AdvanSix, Inc.	616	0.32%	(1,620)
Huntsman Corp.	1,481	0.55%	(2,418)
Total Basic Materials			2,644

Consumer, Cyclical
Allison Transmission Holdings, Inc.	1,686	1.03%	12,505
Boyd Gaming Corp.	1,248	1.08%	8,351
GMS, Inc.	626	0.49%	8,301
Brunswick Corp.	849	0.94%	6,007
Darden Restaurants, Inc.	480	1.00%	5,045
McDonald’s Corp.	305	1.15%	4,886
Oxford Industries, Inc.	458	0.65%	3,678
DR Horton, Inc.	676	0.89%	3,429
Haverty Furniture Companies, Inc.	873	0.38%	3,343
Steven Madden Ltd.	1,115	0.54%	2,923
Methode Electronics, Inc.	510	0.30%	2,650
PulteGroup, Inc.	760	0.60%	2,273
KB Home	716	0.39%	1,679
Taylor Morrison Home Corp. — Class A	840	0.43%	1,432
Yum! Brands, Inc.	622	1.11%	985
WW Grainger, Inc.	51	0.47%	932
O’Reilly Automotive, Inc.	42	0.48%	685
MDC Holdings, Inc.	1,284	0.67%	606
Ethan Allen Interiors, Inc.	680	0.25%	348
MSC Industrial Direct Company, Inc. — Class A	608	0.69%	(175)
Murphy USA, Inc.	223	0.78%	(1,097)
Gentex Corp.	2,444	0.92%	(1,950)
BlueLinx Holdings, Inc.	123	0.11%	(2,531)
Buckle, Inc.	1,081	0.52%	(4,116)
Total Consumer, Cyclical			60,189

Financial
Evercore, Inc. — Class A	602	0.94%	4,383
S&T Bancorp, Inc.	1,277	0.54%	4,228
Virtus Investment Partners, Inc.	141	0.36%	3,149
Hilltop Holdings, Inc.	817	0.33%	1,044
NMI Holdings, Inc. — Class A	1,931	0.58%	1,026
Mastercard, Inc. — Class A	156	0.76%	512
Radian Group, Inc.	2,175	0.65%	343
Federated Hermes, Inc. — Class B	680	0.37%	314
International Bancshares Corp.	474	0.27%	(450)
Central Pacific Financial Corp.	334	0.08%	(1,143)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 15

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
ALPHA OPPORTUNITY FUND

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
TowneBank	1,578	0.57%	$(1,771)
Visa, Inc. — Class A	368	1.12%	(1,867)
Janus Henderson Group plc	1,015	0.36%	(1,869)
BOK Financial Corp.	112	0.13%	(2,132)
Marcus & Millichap, Inc.	673	0.29%	(2,905)
MGIC Investment Corp.	5,085	0.92%	(2,941)
Renasant Corp.	1,301	0.54%	(3,808)
Essent Group Ltd.	1,079	0.58%	(4,079)
Bank of New York Mellon Corp.	1,134	0.69%	(7,125)
Southside Bancshares, Inc.	1,085	0.49%	(7,128)
Mr Cooper Group, Inc.	1,104	0.61%	(7,606)
Preferred Bank/Los Angeles CA	676	0.50%	(7,906)
FNB Corp.	3,326	0.52%	(9,705)
FB Financial Corp.	1,365	0.57%	(10,272)
Stewart Information Services Corp.	708	0.39%	(10,570)
Hope Bancorp, Inc.	3,371	0.45%	(11,627)
Ameris Bancorp	986	0.49%	(12,514)
Total Financial			(92,419)

Technology
Cirrus Logic, Inc.	650	0.96%	24,217
Diodes, Inc.	334	0.42%	6,019
Teradata Corp.	835	0.45%	5,131
Analog Devices, Inc.	436	1.16%	5,056
Avid Technology, Inc.	972	0.42%	3,528
QUALCOMM, Inc.	414	0.71%	2,575
Kulicke & Soffa Industries, Inc.	442	0.31%	2,183
NetApp, Inc.	331	0.29%	2,058
ON Semiconductor Corp.	418	0.46%	1,642
Veeco Instruments, Inc.	1,001	0.29%	1,610
Microchip Technology, Inc.	912	1.03%	(240)
Cognizant Technology Solutions Corp. — Class A	344	0.28%	(567)
Silicon Laboratories, Inc.	121	0.29%	(607)
Seagate Technology Holdings plc	289	0.26%	(1,375)
Dropbox, Inc. — Class A	2,297	0.67%	(2,278)
Total Technology			48,952

Energy
Marathon Petroleum Corp.	431	0.78%	15,971
Exxon Mobil Corp.	727	1.08%	8,544
Valero Energy Corp.	307	0.58%	5,341
Antero Midstream Corp.	6,581	0.93%	3,170
Magnolia Oil & Gas Corp. — Class A	825	0.24%	(177)
Kinder Morgan, Inc.	3,907	0.92%	(186)
REX American Resources Corp.	845	0.33%	(515)
ONEOK, Inc.	310	0.27%	(1,331)
Occidental Petroleum Corp.	318	0.27%	(2,288)
DT Midstream, Inc.	807	0.54%	(3,684)
Total Energy			24,845

Utilities
MGE Energy, Inc.	1,147	1.20%	4,487
Chesapeake Utilities Corp.	332	0.57%	3,457
ONE Gas, Inc.	998	1.07%	3,065
National Fuel Gas Co.	761	0.59%	(2,061)
OGE Energy Corp.	2,291	1.16%	(3,690)
Clearway Energy, Inc. — Class C	2,137	0.90%	(4,930)
Total Utilities			328
Total MS Equity Long Custom Basket			$170,289

MS EQUITY SHORT CUSTOM BASKET
Consumer, Non-cyclical
Viad Corp.	2,563	(0.34)%	60,925
Equifax, Inc.	981	(1.29)%	35,989
Healthcare Services Group, Inc.	5,342	(0.48)%	16,889
Dun & Bradstreet Holdings, Inc.	6,484	(0.49)%	16,047
Clarivate plc	9,450	(0.58)%	14,325
ManpowerGroup, Inc.	779	(0.42)%	4,594
Performance Food Group Co.	1,080	(0.42)%	(341)
TransUnion	3,419	(1.38)%	(2,581)
ABM Industries, Inc.	4,127	(1.20)%	(3,902)
Driven Brands Holdings, Inc.	8,118	(1.60)%	(9,107)
ICF International, Inc.	1,516	(1.08)%	(9,226)
GXO Logistics, Inc.	2,461	(0.81)%	(10,367)
FTI Consulting, Inc.	738	(0.95)%	(14,254)
ICU Medical, Inc.	1,287	(1.38)%	(36,135)
Total Consumer, Non-cyclical			62,856

Utilities
AES Corp.	9,612	(1.50)%	22,407
Spire, Inc.	1,429	(0.65)%	(201)
DTE Energy Co.	1,530	(1.09)%	(913)
Dominion Energy, Inc.	4,331	(1.57)%	(1,239)
Duke Energy Corp.	2,510	(1.57)%	(4,401)
Entergy Corp.	2,296	(1.61)%	(6,792)
CMS Energy Corp.	4,045	(1.61)%	(7,355)
Public Service Enterprise Group, Inc.	3,986	(1.62)%	(10,764)
Vistra Corp.	11,255	(1.75)%	(18,205)
Edison International	1,913	(0.88)%	(22,687)
Total Utilities			(50,150)

16 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
ALPHA OPPORTUNITY FUND

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Consumer, Cyclical
MillerKnoll, Inc.	4,010	(0.53)%	$67,338
Alaska Air Group, Inc.	3,105	(0.85)%	29,334
UniFirst Corp.	1,008	(1.15)%	24,351
American Airlines Group, Inc.	8,048	(0.77)%	22,852
Southwest Airlines Co.	3,800	(0.80)%	11,011
Royal Caribbean Cruises Ltd.	1,204	(0.51)%	10,511
Gap, Inc.	5,685	(0.37)%	9,259
United Airlines Holdings, Inc.	1,048	(0.30)%	6,532
Burlington Stores, Inc.	305	(0.40)%	5,669
Live Nation Entertainment, Inc.	666	(0.30)%	1,886
Hyatt Hotels Corp. — Class A	605	(0.44)%	(49)
Costco Wholesale Corp.	68	(0.22)%	(1,790)
Tesla, Inc.	162	(0.22)%	(2,675)
Delta Air Lines, Inc.	4,757	(1.08)%	(7,950)
Lululemon Athletica, Inc.	207	(0.49)%	(10,768)
Floor & Decor Holdings, Inc. — Class A	1,390	(0.89)%	(26,507)
Copart, Inc.	2,560	(1.25)%	(28,076)
Total Consumer, Cyclical			110,928

Financial
Bank of America Corp.	6,093	(1.13)%	55,985
Sun Communities, Inc.	1,667	(1.53)%	48,096
Raymond James Financial, Inc.	1,942	(1.18)%	42,957
Invitation Homes, Inc.	3,673	(0.75)%	41,291
Americold Realty Trust, Inc.	6,016	(1.11)%	35,181
Prudential Financial, Inc.	2,108	(1.13)%	34,356
Equitable Holdings, Inc.	5,990	(0.99)%	33,636
Allstate Corp.	1,656	(1.19)%	28,058
Alexandria Real Estate Equities, Inc.	981	(0.80)%	27,578
American Tower Corp. — Class A	847	(1.12)%	25,979
Assured Guaranty Ltd.	2,079	(0.68)%	23,257
Howard Hughes Corp.	2,031	(1.06)%	22,004
Goldman Sachs Group, Inc.	762	(1.62)%	21,915
Independence Realty Trust, Inc.	5,696	(0.59)%	21,362
Ventas, Inc.	3,726	(1.05)%	20,910
Equinix, Inc.	256	(1.20)%	18,121
Assurant, Inc.	721	(0.56)%	17,870
Outfront Media, Inc.	6,418	(0.68)%	17,367
Brighthouse Financial, Inc.	2,236	(0.64)%	16,909
Healthcare Realty Trust, Inc.	12,169	(1.53)%	15,821
Citigroup, Inc.	2,997	(0.91)%	12,739
KKR & Company, Inc. — Class A	4,236	(1.45)%	11,838
Kite Realty Group Trust	11,127	(1.51)%	11,094
Kennedy-Wilson Holdings, Inc.	14,321	(1.54)%	10,988
Welltower, Inc.	2,540	(1.18)%	8,445
TFS Financial Corp.	6,446	(0.53)%	7,040
Rexford Industrial Realty, Inc.	3,399	(1.32)%	6,321
Apple Hospitality REIT, Inc.	2,862	(0.29)%	5,625
SoFi Technologies, Inc.	4,780	(0.19)%	5,522
Rayonier, Inc.	2,330	(0.50)%	1,298
Ryman Hospitality Properties, Inc.	1,907	(1.11)%	(42)
Apollo Global Management, Inc.	3,304	(1.36)%	(5,999)
Iron Mountain, Inc.	4,277	(1.47)%	(8,081)
Ares Management Corp. — Class A	2,809	(1.52)%	(12,503)
Progressive Corp.	1,434	(1.33)%	(18,538)
Total Financial			604,400

Basic Materials
Ashland, Inc.	1,077	(0.72)%	4,814
Royal Gold, Inc.	673	(0.57)%	(2,122)
Carpenter Technology Corp.	1,732	(0.50)%	(12,788)
Total Basic Materials			(10,096)

Technology
Atlassian Corp. — Class A	185	(0.21)%	929
Take-Two Interactive Software, Inc.	1,297	(1.01)%	(3,239)
Total Technology			(2,310)

Energy
Halliburton Co.	5,041	(1.04)%	33,509
Patterson-UTI Energy, Inc.	6,252	(0.48)%	32,676
NOV, Inc.	5,199	(0.63)%	21,903
Helmerich & Payne, Inc.	1,432	(0.33)%	19,417
Baker Hughes Co.	3,222	(0.60)%	10,498
Liberty Energy, Inc. — Class A	4,928	(0.41)%	6,138
Hess Corp.	1,070	(0.92)%	(5,180)
Valaris Ltd.	1,320	(0.56)%	(16,398)
Schlumberger Ltd.	2,417	(0.77)%	(19,767)
Total Energy			82,796

Communications
IAC, Inc.	2,059	(0.69)%	11,544
CDW Corp.	867	(1.10)%	6,281
Paramount Global — Class B	3,535	(0.51)%	791
Robinhood Markets, Inc. — Class A	3,289	(0.21)%	612

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 17

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
ALPHA OPPORTUNITY FUND

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Chewy, Inc. — Class A	790	(0.19)%	$(619)
DoorDash, Inc. — Class A	564	(0.23)%	(943)
Walt Disney Co.	2,076	(1.35)%	(2,435)
Trade Desk, Inc. — Class A	563	(0.22)%	(3,929)
Warner Bros Discovery, Inc.	6,618	(0.65)%	(19,156)
Uber Technologies, Inc.	3,974	(0.82)%	(20,693)
Total Communications			(28,547)

Industrial
Stericycle, Inc.	3,000	(0.85)%	44,856
Stanley Black & Decker, Inc.	1,027	(0.54)%	42,490
Jacobs Solutions, Inc.	1,910	(1.46)%	7,847
Vulcan Materials Co.	673	(0.75)%	7,267
Ryder System, Inc.	484	(0.28)%	4,039
TD SYNNEX Corp.	841	(0.53)%	1,248
General Electric Co.	1	0.00%	(8)
Waste Management, Inc.	1,257	(1.33)%	(192)
Kirby Corp.	1,374	(0.62)%	(2,643)
J.B. Hunt Transport Services, Inc.	575	(0.66)%	(2,755)
Teledyne Technologies, Inc.	260	(0.76)%	(3,775)
Tetra Tech, Inc.	496	(0.47)%	(6,893)
MSA Safety, Inc.	1,182	(1.02)%	(10,784)
Republic Services, Inc. — Class A	1,617	(1.42)%	(13,351)
Casella Waste Systems, Inc. — Class A	1,871	(1.00)%	(35,821)
Total Industrial			31,525
Total MS Equity Short Custom Basket			$801,402

GS EQUITY LONG CUSTOM BASKET
Communications
Alphabet, Inc. — Class C	859	1.19%	$9,816
Arista Networks, Inc.	339	0.77%	9,343
Cisco Systems, Inc.	1,392	0.98%	5,371
VeriSign, Inc.	409	1.17%	4,712
T-Mobile US, Inc.	115	0.22%	1,408
A10 Networks, Inc.	2,173	0.45%	844
Extreme Networks, Inc.	1,532	0.40%	(204)
Viavi Solutions, Inc.	1,654	0.24%	(895)
Verizon Communications, Inc.	2,137	1.12%	(6,846)
Total Communications			23,549

Consumer, Non-cyclical
John B Sanfilippo & Son, Inc.	885	1.15%	15,287
Perdoceo Education Corp.	5,695	1.03%	15,215
Vertex Pharmaceuticals, Inc.	155	0.66%	12,535
Hologic, Inc.	936	1.02%	11,286
Amphastar Pharmaceuticals, Inc.	441	0.22%	8,021
Bristol-Myers Squibb Co.	1,023	0.96%	7,026
Inter Parfums, Inc.	157	0.30%	6,833
General Mills, Inc.	1,034	1.19%	6,299
Exelixis, Inc.	2,588	0.68%	6,055
IDEXX Laboratories, Inc.	57	0.38%	4,502
Kimberly-Clark Corp.	506	0.92%	3,923
Amgen, Inc.	301	0.98%	2,009
Kellogg Co.	486	0.44%	692
Prestige Consumer Healthcare, Inc.	326	0.28%	329
Johnson & Johnson	206	0.43%	323
United Therapeutics Corp.	130	0.39%	272
Grand Canyon Education, Inc.	156	0.24%	63
ResMed, Inc.	75	0.22%	(32)
Premier, Inc. — Class A	873	0.38%	(150)
Ionis Pharmaceuticals, Inc.	519	0.25%	(391)
Philip Morris International, Inc.	408	0.54%	(681)
Ironwood Pharmaceuticals, Inc. — Class A	5,286	0.75%	(699)
Acadia Healthcare Company, Inc.	282	0.27%	(718)
Neurocrine Biosciences, Inc.	256	0.35%	(757)
Quest Diagnostics, Inc.	116	0.22%	(888)
Triton International Ltd.	914	0.78%	(1,285)
Incyte Corp.	915	0.89%	(1,446)
Organon & Co.	1,274	0.40%	(1,525)
Gilead Sciences, Inc.	433	0.48%	(1,560)
Hackett Group, Inc.	1,948	0.49%	(1,611)
Corcept Therapeutics, Inc.	1,047	0.31%	(1,704)
Fulgent Genetics, Inc.	774	0.33%	(1,873)
Pfizer, Inc.	818	0.45%	(1,980)
Quanex Building Products Corp.	1,489	0.43%	(2,041)
Altria Group, Inc.	1,023	0.62%	(2,046)
Waters Corp.	62	0.26%	(2,113)
Innoviva, Inc.	3,253	0.49%	(3,536)
EVERTEC, Inc.	2,192	1.00%	(3,870)
Merck & Company, Inc.	662	0.95%	(4,423)
Abbott Laboratories	788	1.08%	(6,769)
USANA Health Sciences, Inc.	1,025	0.87%	(7,983)
Royalty Pharma plc — Class A	1,519	0.74%	(9,960)
Eagle Pharmaceuticals, Inc.	1,307	0.50%	(13,489)
Total Consumer, Non-cyclical			27,140

18 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
ALPHA OPPORTUNITY FUND

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Industrial
Standex International Corp.	665	1.09%	$22,699
Dorian LPG Ltd.	1,674	0.45%	11,583
Vishay Intertechnology, Inc.	3,057	0.93%	11,563
Snap-on, Inc.	282	0.94%	11,510
Advanced Energy Industries, Inc.	658	0.87%	9,589
Eagle Materials, Inc.	354	0.70%	8,206
Donaldson Company, Inc.	1,067	0.94%	7,595
Mueller Industries, Inc.	623	0.62%	7,002
Graco, Inc.	1,137	1.12%	4,529
PGT Innovations, Inc.	881	0.30%	2,227
Illinois Tool Works, Inc.	344	1.13%	2,122
A O Smith Corp.	594	0.55%	1,608
Louisiana-Pacific Corp.	631	0.46%	1,107
Acuity Brands, Inc.	274	0.68%	623
Otis Worldwide Corp.	447	0.51%	447
Albany International Corp. — Class A	246	0.30%	(150)
Lindsay Corp.	125	0.25%	(725)
Simpson Manufacturing Company, Inc.	409	0.60%	(905)
GrafTech International Ltd.	2,839	0.19%	(955)
Lennox International, Inc.	135	0.46%	(1,571)
Packaging Corporation of America	559	1.05%	(1,850)
Timken Co.	280	0.31%	(1,872)
ITT, Inc.	307	0.36%	(2,204)
Masco Corp.	518	0.35%	(2,216)
3M Co.	228	0.32%	(4,510)
Sealed Air Corp.	641	0.40%	(4,614)
Sturm Ruger & Company, Inc.	1,265	0.98%	(6,553)
Total Industrial			74,285

Basic Materials
NewMarket Corp.	109	0.54%	6,504
Olin Corp.	631	0.47%	221
AdvanSix, Inc.	616	0.32%	(1,642)
Huntsman Corp.	1,481	0.55%	(2,451)
Total Basic Materials			2,632

Consumer, Cyclical
Allison Transmission Holdings, Inc.	1,686	1.03%	12,509
Boyd Gaming Corp.	1,248	1.08%	8,453
GMS, Inc.	626	0.49%	8,124
Brunswick Corp.	849	0.94%	6,172
Darden Restaurants, Inc.	480	1.00%	5,171
McDonald’s Corp.	305	1.15%	4,877
DR Horton, Inc.	676	0.89%	3,513
Oxford Industries, Inc.	458	0.65%	3,413
Haverty Furniture Companies, Inc.	873	0.38%	3,320
Steven Madden Ltd.	1,115	0.54%	2,899
Methode Electronics, Inc.	510	0.30%	2,668
PulteGroup, Inc.	760	0.60%	2,325
KB Home	716	0.39%	1,616
Taylor Morrison Home Corp. — Class A	840	0.43%	1,467
Yum! Brands, Inc.	622	1.11%	1,010
WW Grainger, Inc.	51	0.47%	957
O’Reilly Automotive, Inc.	42	0.48%	677
MDC Holdings, Inc.	1,284	0.67%	612
Ethan Allen Interiors, Inc.	680	0.25%	389
MSC Industrial Direct Company, Inc. — Class A	608	0.69%	(191)
Murphy USA, Inc.	223	0.78%	(1,063)
Gentex Corp.	2,444	0.92%	(1,965)
BlueLinx Holdings, Inc.	123	0.11%	(2,526)
Buckle, Inc.	1,081	0.52%	(4,052)
Total Consumer, Cyclical			60,375

Financial
Evercore, Inc. — Class A	601	0.94%	4,853
S&T Bancorp, Inc.	1,277	0.54%	4,218
Virtus Investment Partners, Inc.	141	0.36%	3,093
NMI Holdings, Inc. — Class A	1,931	0.58%	1,082
Hilltop Holdings, Inc.	817	0.33%	1,050
Mastercard, Inc. — Class A	156	0.76%	513
Federated Hermes, Inc. — Class B	680	0.37%	279
Radian Group, Inc.	2,175	0.65%	237
Douglas Elliman, Inc.	1	0.00%	(1)
International Bancshares Corp.	474	0.27%	(443)
Central Pacific Financial Corp.	334	0.08%	(1,147)
TowneBank	1,578	0.57%	(1,404)
Visa, Inc. — Class A	368	1.12%	(1,862)
Janus Henderson Group plc	1,015	0.36%	(1,942)
BOK Financial Corp.	112	0.13%	(2,128)
Marcus & Millichap, Inc.	673	0.29%	(2,928)
MGIC Investment Corp.	5,085	0.92%	(2,960)
Renasant Corp.	1,301	0.54%	(3,823)
Essent Group Ltd.	1,079	0.58%	(4,098)
Bank of New York Mellon Corp.	1,134	0.70%	(7,116)
Southside Bancshares, Inc.	1,085	0.49%	(7,208)
Mr Cooper Group, Inc.	1,104	0.61%	(7,426)
Preferred Bank/Los Angeles CA	659	0.49%	(7,606)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 19

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
ALPHA OPPORTUNITY FUND

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
FNB Corp.	3,326	0.52%	$(9,643)
FB Financial Corp.	1,365	0.57%	(10,292)
Stewart Information Services Corp.	708	0.39%	(10,590)
Hope Bancorp, Inc.	3,371	0.45%	(11,635)
Ameris Bancorp	986	0.49%	(12,503)
Total Financial			(91,430)

Technology
Cirrus Logic, Inc.	650	0.96%	24,256
Diodes, Inc.	334	0.42%	6,031
Analog Devices, Inc.	436	1.16%	5,127
Teradata Corp.	835	0.45%	5,118
Avid Technology, Inc.	972	0.42%	3,354
QUALCOMM, Inc.	414	0.71%	2,594
Kulicke & Soffa Industries, Inc.	442	0.31%	2,186
NetApp, Inc.	331	0.29%	2,063
ON Semiconductor Corp.	418	0.46%	1,727
Veeco Instruments, Inc.	1,001	0.29%	1,628
Microchip Technology, Inc.	912	1.03%	(260)
Cognizant Technology Solutions Corp. — Class A	344	0.28%	(566)
Silicon Laboratories, Inc.	121	0.29%	(596)
Seagate Technology Holdings plc	289	0.26%	(1,386)
Dropbox, Inc. — Class A	2,297	0.67%	(2,426)
Total Technology			48,850

Energy
Marathon Petroleum Corp.	431	0.78%	16,015
Exxon Mobil Corp.	727	1.08%	8,782
Valero Energy Corp.	307	0.58%	5,374
Antero Midstream Corp.	6,581	0.93%	3,323
Kinder Morgan, Inc.	3,907	0.92%	(61)
Magnolia Oil & Gas Corp. — Class A	825	0.24%	(198)
REX American Resources Corp.	845	0.33%	(368)
ONEOK, Inc.	310	0.27%	(1,290)
Occidental Petroleum Corp.	318	0.27%	(2,036)
DT Midstream, Inc.	807	0.54%	(3,499)
Total Energy			26,042

Utilities
MGE Energy, Inc.	1,147	1.20%	4,427
Chesapeake Utilities Corp.	332	0.57%	3,394
ONE Gas, Inc.	998	1.07%	3,222
National Fuel Gas Co.	761	0.59%	(2,034)
OGE Energy Corp.	2,291	1.16%	(3,509)
Clearway Energy, Inc. — Class C	2,137	0.90%	(4,934)
Total Utilities			566
Total GS Equity Long Custom Basket			$172,009

GS EQUITY SHORT CUSTOM BASKET
Consumer, Non-cyclical
Viad Corp.	2,563	(0.34)%	$61,033
Equifax, Inc.	981	(1.28)%	35,919
Healthcare Services Group, Inc.	5,342	(0.48)%	17,139
Dun & Bradstreet Holdings, Inc.	6,484	(0.49)%	15,971
Clarivate plc	9,450	(0.57)%	14,249
ManpowerGroup, Inc.	779	(0.41)%	4,563
Performance Food Group Co.	1,080	(0.42)%	(417)
TransUnion	3,419	(1.37)%	(3,088)
ABM Industries, Inc.	4,127	(1.19)%	(3,948)
Driven Brands Holdings, Inc.	8,118	(1.59)%	(8,689)
ICF International, Inc.	1,516	(1.07)%	(9,257)
GXO Logistics, Inc.	2,461	(0.80)%	(10,402)
FTI Consulting, Inc.	738	(0.94)%	(13,452)
ICU Medical, Inc.	1,287	(1.37)%	(36,320)
Total Consumer, Non-cyclical			63,299

Utilities
AES Corp.	9,612	(1.49)%	22,581
Spire, Inc.	1,429	(0.65)%	(273)
DTE Energy Co.	1,530	(1.08)%	(1,170)
Dominion Energy, Inc.	4,331	(1.56)%	(2,098)
Duke Energy Corp.	2,510	(1.56)%	(4,865)
Entergy Corp.	2,296	(1.59)%	(7,049)
CMS Energy Corp.	4,045	(1.60)%	(8,180)
Public Service Enterprise Group, Inc.	3,986	(1.60)%	(9,887)
Vistra Corp.	11,255	(1.74)%	(18,324)
Edison International	1,913	(0.87)%	(23,364)
Total Utilities			(52,629)

Consumer, Cyclical
MillerKnoll, Inc.	4,010	(0.53)%	67,310
Alaska Air Group, Inc.	3,105	(0.84)%	29,620
UniFirst Corp.	1,008	(1.14)%	24,512
American Airlines Group, Inc.	8,048	(0.76)%	22,886
Southwest Airlines Co.	3,800	(0.80)%	11,334
Royal Caribbean Cruises Ltd.	1,204	(0.51)%	10,264
Gap, Inc.	5,685	(0.37)%	9,396

20 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
ALPHA OPPORTUNITY FUND

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
United Airlines Holdings, Inc.	1,048	(0.30)%	$6,294
Burlington Stores, Inc.	305	(0.40)%	5,671
Live Nation Entertainment, Inc.	666	(0.30)%	1,718
Hyatt Hotels Corp. — Class A	605	(0.44)%	103
Costco Wholesale Corp.	68	(0.22)%	(1,793)
Tesla, Inc.	162	(0.22)%	(2,644)
Delta Air Lines, Inc.	4,757	(1.07)%	(8,096)
Lululemon Athletica, Inc.	207	(0.49)%	(10,848)
Floor & Decor Holdings, Inc. — Class A	1,390	(0.88)%	(26,573)
Copart, Inc.	2,560	(1.24)%	(28,537)
Total Consumer, Cyclical			110,617

Financial
Bank of America Corp.	6,093	(1.12)%	56,191
Sun Communities, Inc.	1,667	(1.51)%	47,927
Raymond James Financial, Inc.	1,942	(1.17)%	42,630
Morgan Stanley	4,276	(2.42)%	42,272
Invitation Homes, Inc.	3,673	(0.74)%	41,242
Americold Realty Trust, Inc.	6,016	(1.10)%	34,773
Prudential Financial, Inc.	2,108	(1.12)%	33,976
Equitable Holdings, Inc.	5,990	(0.98)%	33,339
Allstate Corp.	1,656	(1.18)%	28,092
Alexandria Real Estate Equities, Inc.	981	(0.79)%	26,991
American Tower Corp. — Class A	847	(1.12)%	26,339
Assured Guaranty Ltd.	2,079	(0.67)%	23,260
Howard Hughes Corp.	2,031	(1.05)%	21,931
Independence Realty Trust, Inc.	5,696	(0.59)%	21,223
Ventas, Inc.	3,726	(1.04)%	20,386
Assurant, Inc.	721	(0.56)%	17,857
Equinix, Inc.	256	(1.19)%	17,842
Outfront Media, Inc.	6,418	(0.67)%	17,616
Brighthouse Financial, Inc.	2,236	(0.64)%	16,858
Healthcare Realty Trust, Inc.	12,169	(1.52)%	16,091
Citigroup, Inc.	2,997	(0.91)%	12,965
KKR & Company, Inc. — Class A	4,236	(1.43)%	11,827
Kite Realty Group Trust	11,127	(1.50)%	11,156
Kennedy-Wilson Holdings, Inc.	14,321	(1.53)%	10,545
Welltower, Inc.	2,540	(1.17)%	8,114
TFS Financial Corp.	6,446	(0.52)%	7,079
Rexford Industrial Realty, Inc.	3,399	(1.31)%	5,881
Apple Hospitality REIT, Inc.	2,862	(0.29)%	5,702
SoFi Technologies, Inc.	4,780	(0.19)%	5,510
Rayonier, Inc.	2,330	(0.50)%	1,414
Ryman Hospitality Properties, Inc.	1,907	(1.10)%	(78)
Apollo Global Management, Inc.	3,304	(1.34)%	(6,290)
Iron Mountain, Inc.	4,277	(1.46)%	(8,085)
Ares Management Corp. — Class A	2,809	(1.51)%	(13,147)
Progressive Corp.	1,434	(1.32)%	(18,499)
Total Financial			620,930

Basic Materials
Ashland, Inc.	1,077	(0.71)%	4,748
Royal Gold, Inc.	673	(0.56)%	(2,081)
Carpenter Technology Corp.	1,732	(0.50)%	(12,643)
Total Basic Materials			(9,976)

Technology
Atlassian Corp. — Class A	185	(0.20)%	938
Take-Two Interactive Software, Inc.	1,297	(1.00)%	(3,506)
Total Technology			(2,568)

Energy
Patterson-UTI Energy, Inc.	6,252	(0.47)%	33,009
Halliburton Co.	5,041	(1.03)%	32,850
NOV, Inc.	5,199	(0.62)%	22,002
Helmerich & Payne, Inc.	1,432	(0.33)%	19,467
Baker Hughes Co.	3,222	(0.60)%	10,314
Liberty Energy, Inc. — Class A	4,928	(0.41)%	5,824
Hess Corp.	1,070	(0.91)%	(5,021)
Valaris Ltd.	1,320	(0.55)%	(16,563)
Schlumberger Ltd.	2,417	(0.76)%	(19,921)
Total Energy			81,961

Communications
IAC, Inc.	2,059	(0.68)%	10,187
CDW Corp.	867	(1.09)%	6,284
Paramount Global — Class B	3,535	(0.51)%	498
Robinhood Markets, Inc. — Class A	3,289	(0.21)%	430
Chewy, Inc. — Class A	790	(0.19)%	(772)
DoorDash, Inc. — Class A	564	(0.23)%	(1,120)
Walt Disney Co.	2,076	(1.34)%	(2,988)
Trade Desk, Inc. — Class A	563	(0.22)%	(4,003)
Warner Bros Discovery, Inc.	6,618	(0.64)%	(20,134)
Uber Technologies, Inc.	3,974	(0.81)%	(20,546)
Total Communications			(32,164)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 21

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	March 31, 2023
ALPHA OPPORTUNITY FUND

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Industrial
Stericycle, Inc.	3,000	(0.84)%	$44,810
Stanley Black & Decker, Inc.	1,027	(0.53)%	42,364
Jacobs Solutions, Inc.	1,910	(1.45)%	7,235
Vulcan Materials Co.	673	(0.74)%	7,154
Ryder System, Inc.	484	(0.28)%	3,997
TD SYNNEX Corp.	841	(0.52)%	1,169
General Electric Co.	1	0.00%	(8)
Waste Management, Inc.	1,257	(1.32)%	(397)
Kirby Corp.	1,374	(0.62)%	(2,287)
J.B. Hunt Transport Services, Inc.	575	(0.65)%	(2,987)
Teledyne Technologies, Inc.	260	(0.75)%	(3,830)
Tetra Tech, Inc.	496	(0.47)%	(6,980)
MSA Safety, Inc.	1,182	(1.02)%	(10,619)
Republic Services, Inc. — Class A	1,617	(1.41)%	(13,318)
Casella Waste Systems, Inc. — Class A	1,871	(1.00)%	(35,833)
Total Industrial			30,470
Total GS Equity Short Custom Basket			$809,940

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Rate indicated is the 7-day yield as of March 31, 2023.
GS — Goldman Sachs International
MS — Morgan Stanley Capital Services LLC
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2023 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$28,797,778	$—	$—	$28,797,778
Money Market Fund	2,225,231	—	—	2,225,231
Equity Custom Basket Swap Agreements**	—	1,953,640	—	1,953,640
Total Assets	$31,023,009	$1,953,640	$—	$32,976,649

**	This derivative is reported as unrealized appreciation/depreciation at period end.

22 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

ALPHA OPPORTUNITY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2023

Assets:
Investments, at value (cost $30,919,098)	$31,023,009
Unrealized appreciation on OTC swap agreements	1,953,640
Prepaid expenses	55,344
Receivables:
Swap settlement	176,443
Fund shares sold	169,815
Dividends	27,427
Interest	6,016
Total assets	33,411,694

Liabilities:
Overdraft due to custodian bank	369
Payable for:
Management fees	19,734
Professional fees	18,841
Fund shares redeemed	4,972
Fund accounting/administration fees	4,546
Trustees’ fees*	3,974
Transfer agent/maintenance fees	3,400
Distribution and service fees	1,125
Due to Investment Adviser	232
Miscellaneous	2,344
Total liabilities	59,537
Net assets	$33,352,157

Net assets consist of:
Paid in capital	$59,986,005
Total distributable earnings (loss)	(26,633,848)
Net assets	$33,352,157

A-Class:
Net assets	$2,764,304
Capital shares outstanding	150,283
Net asset value per share	$18.39
Maximum offering price per share (Net asset value divided by 95.25%)	$19.31

C-Class:
Net assets	$216,924
Capital shares outstanding	13,478
Net asset value per share	$16.09

P-Class:
Net assets	$1,757,383
Capital shares outstanding	94,768
Net asset value per share	$18.54

Institutional Class:
Net assets	$28,613,546
Capital shares outstanding	1,056,277
Net asset value per share	$27.09

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended March 31, 2023

Investment Income:
Dividends	$340,791
Interest	22,029
Total investment income	362,820

Expenses:
Management fees	144,166
Distribution and service fees:
A-Class	3,422
C-Class	1,041
P-Class	2,159
Transfer agent/maintenance fees:
A-Class	3,635
C-Class	286
P-Class	1,214
Institutional Class	9,477
Registration fees	31,081
Professional fees	22,080
Fund accounting/administration fees	11,356
Custodian fees	10,366
Trustees’ fees*	6,256
Line of credit fees	502
Miscellaneous	6,157
Recoupment of previously waived fees:
A-Class	146
C-Class	16
P-Class	220
Institutional Class	6,716
Total expenses	260,296
Less: Expenses reimbursed by Adviser:
A-Class	(2,564)
C-Class	(206)
P-Class	(669)
Institutional Class	(4,409)
Expenses waived by Adviser	(7,491)
Total waived/reimbursed expenses	(15,339)
Net expenses	244,957
Net investment income	117,863

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	196,600
Swap agreements	335,456
Net realized gain	532,056
Net change in unrealized appreciation (depreciation) on:
Investments	3,909,654
Swap agreements	(1,305,410)
Net change in unrealized appreciation (depreciation)	2,604,244
Net realized and unrealized gain	3,136,300
Net increase in net assets resulting from operations	$3,254,163

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 23

ALPHA OPPORTUNITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022
Increase (Decrease) in Net Assets from Operations:
Net investment income	$117,863	$205,930
Net realized gain (loss) on investments	532,056	(1,341,421)
Net change in unrealized appreciation (depreciation) on investments	2,604,244	(830,642)
Net increase (decrease) in net assets resulting from operations	3,254,163	(1,966,133)

Distributions to shareholders:
A-Class	(19,964)	(25,810)
C-Class	—	(554)
P-Class	(12,413)	(17,637)
Institutional Class	(173,553)	(238,313)
Total distributions to shareholders	(205,930)	(282,314)

Capital share transactions:
Proceeds from sale of shares
A-Class	46,933	166,738
C-Class	2,190	980
P-Class	38	150,241
Institutional Class	306,022	458,517
Distributions reinvested
A-Class	17,789	22,964
C-Class	—	525
P-Class	12,413	17,637
Institutional Class	173,553	234,219
Cost of shares redeemed
A-Class	(166,712)	(413,839)
C-Class	(600)	(70,209)
P-Class	(67,540)	(245,270)
Institutional Class	(107,322)	(2,939,045)
Net increase (decrease) from capital share transactions	216,764	(2,616,542)
Net increase (decrease) in net assets	3,264,997	(4,864,989)

Net assets:
Beginning of period	30,087,160	34,952,149
End of period	$33,352,157	$30,087,160

Capital share activity:
Shares sold
A-Class	2,635	8,794
C-Class	137	61
P-Class	2	8,039
Institutional Class	11,425	16,552
Shares issued from reinvestment of distributions
A-Class	1,004	1,171
C-Class	—	31
P-Class	695	892
Institutional Class	6,660	8,141
Shares redeemed
A-Class	(9,341)	(22,446)
C-Class	(39)	(4,318)
P-Class	(3,747)	(12,977)
Institutional Class	(4,066)	(108,537)
Net increase (decrease) in shares	5,365	(104,597)

24 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

ALPHA OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Six Months Ended March 31, 2023[a]	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018
Per Share Data
Net asset value, beginning of period	$16.73	$18.05	$16.89	$17.42	$19.15	$21.10
Income (loss) from investment operations:
Net investment income (loss)[b]	.05	.07	.10	.11	.12	.10
Net gain (loss) on investments (realized and unrealized)	1.74	(1.23)	1.27	(.48)	(1.64)	(.60)
Total from investment operations	1.79	(1.16)	1.37	(.37)	(1.52)	(.50)
Less distributions from:
Net investment income	(.13)	(.16)	(.21)	(.16)	(.21)	—
Net realized gains	—	—	—	—	—	(1.45)
Total distributions	(.13)	(.16)	(.21)	(.16)	(.21)	(1.45)
Net asset value, end of period	$18.39	$16.73	$18.05	$16.89	$17.42	$19.15

Total Return[c]	10.72%	(6.55%)	8.17%	(2.15%)	(7.97%)	(2.90%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,764	$2,610	$3,042	$3,429	$7,326	$11,243
Ratios to average net assets:
Net investment income (loss)	0.53%	0.39%	0.56%	0.65%	0.64%	0.51%
Total expenses[d]	1.97%	1.91%	1.94%	1.73%	1.65%	1.54%
Net expenses[e,f,g]	1.74%	1.76%	1.76%	1.69%	1.64%	1.54%
Portfolio turnover rate	146%	283%	169%	209%	126%	255%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 25

ALPHA OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

C-Class	Six Months Ended March 31, 2023[a]	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018
Per Share Data
Net asset value, beginning of period	$14.59	$15.76	$14.71	$15.16	$16.61	$18.62
Income (loss) from investment operations:
Net investment income (loss)[b]	(.02)	(.06)	(.03)	(.02)	(.03)	(.05)
Net gain (loss) on investments (realized and unrealized)	1.52	(1.08)	1.11	(.43)	(1.42)	(.51)
Total from investment operations	1.50	(1.14)	1.08	(.45)	(1.45)	(.56)
Less distributions from:
Net investment income	—	(.03)	(.03)	—	—	—
Net realized gains	—	—	—	—	—	(1.45)
Total distributions	—	(.03)	(.03)	—	—	(1.45)
Net asset value, end of period	$16.09	$14.59	$15.76	$14.71	$15.16	$16.61

Total Return[c]	10.28%	(7.25%)	7.37%	(2.97%)	(8.73%)	(3.65%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$217	$195	$277	$354	$702	$1,036
Ratios to average net assets:
Net investment income (loss)	(0.23%)	(0.37%)	(0.19%)	(0.15%)	(0.20%)	(0.31%)
Total expenses[d]	2.74%	2.75%	2.75%	2.72%	2.55%	2.34%
Net expenses[e,f,g]	2.49%	2.51%	2.51%	2.51%	2.48%	2.31%
Portfolio turnover rate	146%	283%	169%	209%	126%	255%

P-Class	Six Months Ended March 31, 2023[a]	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018
Per Share Data
Net asset value, beginning of period	$16.87	$18.21	$17.06	$17.56	$19.23	$21.19
Income (loss) from investment operations:
Net investment income (loss)[b]	.05	.07	.10	.12	.11	.10
Net gain (loss) on investments (realized and unrealized)	1.75	(1.24)	1.28	(.49)	(1.64)	(.61)
Total from investment operations	1.80	(1.17)	1.38	(.37)	(1.53)	(.51)
Less distributions from:
Net investment income	(.13)	(.17)	(.23)	(.13)	(.14)	—
Net realized gains	—	—	—	—	—	(1.45)
Total distributions	(.13)	(.17)	(.23)	(.13)	(.14)	(1.45)
Net asset value, end of period	$18.54	$16.87	$18.21	$17.06	$17.56	$19.23

Total Return	10.69%	(6.54%)	8.17%	(2.11%)	(7.99%)	(2.93%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,757	$1,650	$1,855	$1,161	$1,905	$4,525
Ratios to average net assets:
Net investment income (loss)	0.53%	0.39%	0.54%	0.70%	0.59%	0.47%
Total expenses[d]	1.86%	1.82%	1.96%	1.67%	1.67%	1.58%
Net expenses[e,f,g]	1.74%	1.76%	1.76%	1.64%	1.66%	1.57%
Portfolio turnover rate	146%	283%	169%	209%	126%	255%

26 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

ALPHA OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Institutional Class	Six Months Ended March 31, 2023[a]	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018
Per Share Data
Net asset value, beginning of period	$24.59	$26.44	$24.65	$25.37	$27.77	$29.86
Income (loss) from investment operations:
Net investment income (loss)[b]	.10	.17	.22	.25	.28	.27
Net gain (loss) on investments (realized and unrealized)	2.57	(1.81)	1.85	(.72)	(2.37)	(.91)
Total from investment operations	2.67	(1.64)	2.07	(.47)	(2.09)	(.64)
Less distributions from:
Net investment income	(.17)	(.21)	(.28)	(.25)	(.31)	—
Net realized gains	—	—	—	—	—	(1.45)
Total distributions	(.17)	(.21)	(.28)	(.25)	(.31)	(1.45)
Net asset value, end of period	$27.09	$24.59	$26.44	$24.65	$25.37	$27.77

Total Return	10.87%	(6.31%)	8.46%	(1.87%)	(7.57%)	(2.50%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$28,614	$25,632	$29,778	$32,260	$79,318	$181,095
Ratios to average net assets:
Net investment income (loss)	0.78%	0.64%	0.82%	1.00%	1.05%	0.94%
Total expenses[d]	1.57%	1.54%	1.58%	1.36%	1.22%	1.12%
Net expenses[e,f,g]	1.49%	1.51%	1.50%	1.36%	1.21%	1.12%
Portfolio turnover rate	146%	283%	169%	209%	126%	255%

[a]	Unaudited figures for the period ended March 31, 2023. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]	The portion of the ratios of net expenses to average net assets attributable to recoupments of prior fee reductions or expense reimbursements for the years presented was as follows:

	03/31/23[a]	09/30/22	09/30/21	09/30/20	09/30/19	09/30/18
A-Class	0.01%	0.02%	0.01%	0.02%	0.09%	0.02%
C-Class	0.02%	0.03%	0.01%	0.01%	0.04%	0.07%
P-Class	0.03%	0.03%	0.01%	0.01%	0.03%	0.04%
Institutional Class	0.05%	0.06%	0.02%	0.00%*	0.00%*	—

*	Less than 0.01%.

[g]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

	03/31/23[a]	09/30/22	09/30/21	09/30/20	09/30/19	09/30/18
A-Class	1.74%	1.76%	1.76%	1.69%	1.64%	1.52%
C-Class	2.49%	2.51%	2.51%	2.51%	2.48%	2.30%
P-Class	1.74%	1.76%	1.76%	1.64%	1.66%	1.56%
Institutional Class	1.48%	1.50%	1.50%	1.36%	1.21%	1.11%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 27

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 31, 2023

LARGE CAP VALUE FUND

OBJECTIVE: Seeks long-term growth of capital.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	August 7, 1944
C-Class	January 29, 1999
P-Class	May 1, 2015
Institutional Class	June 7, 2013

Ten Largest Holdings (% of Total Net Assets)
JPMorgan Chase & Co.	3.2%
iShares Russell 1000 Value ETF	3.2%
Chevron Corp.	2.7%
Verizon Communications, Inc.	2.5%
Johnson & Johnson	2.3%
Humana, Inc.	2.3%
Alphabet, Inc. — Class A	2.2%
ConocoPhillips	2.1%
Berkshire Hathaway, Inc. — Class B	2.1%
Bank of America Corp.	2.1%
Top Ten Total	24.7%

“Ten Largest Holdings” excludes any temporary cash investments.

28 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(concluded)	March 31, 2023

Average Annual Returns*

Periods Ended March 31, 2023

	6 Month†	1 Year	5 Year	10 Year
A-Class Shares	12.99%	(5.12%)	7.69%	9.01%
A-Class Shares with sales charge‡	7.63%	(9.63%)	6.65%	8.48%
C-Class Shares	12.58%	(5.81%)	6.89%	8.19%
C-Class Shares with CDSC§	11.58%	(6.67%)	6.89%	8.19%
Russell 1000 Value Index	13.55%	(5.91%)	7.50%	9.13%

	6 Month†	1 Year	5 Year	Since Inception (05/01/15)
P-Class Shares	13.01%	(5.10%)	7.70%	7.94%
Russell 1000 Value Index	13.55%	(5.91%)	7,50%	7.48%

	6 Month†	1 Year	5 Year	Since Inception (06/07/13)
Institutional Class Shares	13.15%	(4.86%)	7.96%	8.97%
Russell 1000 Value Index	13.55%	(5.91%)	7.50%	8.77%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Russell 1000 Value Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 29

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023
LARGE CAP VALUE FUND

	Shares	Value
COMMON STOCKS† - 94.9%

Consumer, Non-cyclical - 20.0%
Johnson & Johnson	5,676	$879,780
Humana, Inc.	1,783	865,575
Tyson Foods, Inc. — Class A	11,064	656,316
Merck & Company, Inc.	5,702	606,636
Ingredion, Inc.	5,963	606,616
Quest Diagnostics, Inc.	4,286	606,383
Medtronic plc	6,416	517,258
Archer-Daniels-Midland Co.	6,265	499,070
Henry Schein, Inc.*	5,653	460,945
Encompass Health Corp.	6,123	331,255
HCA Healthcare, Inc.	1,156	304,814
Bunge Ltd.	3,038	290,190
Moderna, Inc.*	1,739	267,076
Euronet Worldwide, Inc.*	2,372	265,427
Pfizer, Inc.	5,946	242,597
Bristol-Myers Squibb Co.	3,336	231,218
Total Consumer, Non-cyclical		7,631,156

Financial - 14.8%
JPMorgan Chase & Co.	9,476	1,234,818
Berkshire Hathaway, Inc. — Class B*	2,603	803,728
Bank of America Corp.	27,835	796,081
Mastercard, Inc. — Class A	1,295	470,616
Wells Fargo & Co.	12,050	450,429
American Tower Corp. — Class A REIT	1,929	394,172
Voya Financial, Inc.	5,223	373,236
Goldman Sachs Group, Inc.	1,059	346,409
Charles Schwab Corp.	6,546	342,880
STAG Industrial, Inc. REIT	6,837	231,227
T. Rowe Price Group, Inc.	1,638	184,930
Total Financial		5,628,526

Energy - 10.7%
Chevron Corp.	6,300	1,027,908
ConocoPhillips	8,156	809,157
Diamondback Energy, Inc.	4,180	565,011
Coterra Energy, Inc. — Class A	17,152	420,910
Pioneer Natural Resources Co.	1,695	346,187
Kinder Morgan, Inc.	18,532	324,495
Equities Corp.	9,397	299,858
Marathon Oil Corp.	12,079	289,413
Total Energy		4,082,939

Communications - 10.3%
Verizon Communications, Inc.	24,434	950,238
Alphabet, Inc. — Class A*	8,073	837,412
Comcast Corp. — Class A	12,661	479,979
Cisco Systems, Inc.	8,837	461,954
Walt Disney Co.*	4,030	403,524
Fox Corp. — Class B	9,888	309,593
Juniper Networks, Inc.	8,031	276,427
T-Mobile US, Inc.*	1,466	212,336
Total Communications		3,931,463

Utilities - 9.3%
OGE Energy Corp.	19,951	751,355
Edison International	8,141	574,673
Pinnacle West Capital Corp.	6,376	505,234
Exelon Corp.	11,707	490,406
Duke Energy Corp.	3,752	361,955
NiSource, Inc.	12,480	348,941
Black Hills Corp.	5,047	318,466
PPL Corp.	6,676	185,526
Total Utilities		3,536,556

Technology - 7.8%
Microsoft Corp.	2,281	657,612
KLA Corp.	1,194	476,609
Teradyne, Inc.	4,240	455,842
Leidos Holdings, Inc.	4,450	409,667
Fiserv, Inc.*	3,397	383,963
Amdocs Ltd.	3,001	288,186
Micron Technology, Inc.	3,266	197,071
MACOM Technology Solutions Holdings, Inc.*	1,783	126,308
Total Technology		2,995,258

Consumer, Cyclical - 7.5%
Walmart, Inc.	4,560	672,372
PACCAR, Inc.	5,826	426,463
Lear Corp.	2,877	401,313
Delta Air Lines, Inc.*	11,162	389,777
Ferguson plc	2,889	386,404
Whirlpool Corp.	2,259	298,233
Southwest Airlines Co.	9,056	294,682
Total Consumer, Cyclical		2,869,244

Basic Materials - 7.3%
Westlake Corp.	5,666	657,142
Huntsman Corp.	19,666	538,062
Reliance Steel & Aluminum Co.	1,872	480,617
Nucor Corp.	2,686	414,907
Freeport-McMoRan, Inc.	9,948	406,973
DuPont de Nemours, Inc.	4,043	290,166
Total Basic Materials		2,787,867

Industrial - 7.2%
Curtiss-Wright Corp.	3,913	689,705
Knight-Swift Transportation Holdings, Inc.	9,555	540,622
Johnson Controls International plc	8,932	537,885
L3Harris Technologies, Inc.	2,153	422,505
Teledyne Technologies, Inc.*	710	317,625
Advanced Energy Industries, Inc.	2,506	245,588
Total Industrial		2,753,930

Total Common Stocks
(Cost $30,891,629)		36,216,939

30 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	March 31, 2023
LARGE CAP VALUE FUND

	Shares	Value
EXCHANGE-TRADED FUNDS† - 3.2%
iShares Russell 1000 Value ETF	7,953	$1,210,924
Total Exchange-Traded Funds
(Cost $1,121,233)		1,210,924

MONEY MARKET FUND† - 1.7%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 4.43%[1]	666,867	666,867
Total Money Market Fund
(Cost $666,867)		666,867

Total Investments - 99.8%
(Cost $32,679,729)		$38,094,730
Other Assets & Liabilities, net - 0.2%		64,424
Total Net Assets - 100.0%		$38,159,154

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
[1]	Rate indicated is the 7-day yield as of March 31, 2023.
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2023 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$36,216,939	$—	$—	$36,216,939
Exchange-Traded Funds	1,210,924	—	—	1,210,924
Money Market Fund	666,867	—	—	666,867
Total Assets	$38,094,730	$—	$—	$38,094,730

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 31

LARGE CAP VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2023

Assets:
Investments, at value (cost $32,679,729)	$38,094,730
Prepaid expenses	48,157
Receivables:
Dividends	39,117
Fund shares sold	13,549
Interest	4,065
Total assets	38,199,618

Liabilities:
Payable for:
Professional fees	12,831
Fund shares redeemed	11,343
Distribution and service fees	8,225
Fund accounting/administration fees	3,912
Management fees	2,626
Transfer agent/maintenance fees	542
Trustees’ fees*	341
Miscellaneous	644
Total liabilities	40,464
Net assets	$38,159,154

Net assets consist of:
Paid in capital	$30,439,355
Total distributable earnings (loss)	7,719,799
Net assets	$38,159,154

A-Class:
Net assets	$33,258,237
Capital shares outstanding	736,020
Net asset value per share	$45.19
Maximum offering price per share (Net asset value divided by 95.25%)	$47.43

C-Class:
Net assets	$1,516,876
Capital shares outstanding	37,534
Net asset value per share	$40.41

P-Class:
Net assets	$96,151
Capital shares outstanding	2,134
Net asset value per share	$45.06

Institutional Class:
Net assets	$3,287,890
Capital shares outstanding	74,078
Net asset value per share	$44.38

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended March 31, 2023

Investment Income:
Dividends	$495,169
Interest	20,260
Total investment income	515,429

Expenses:
Management fees	131,688
Distribution and service fees:
A-Class	42,327
C-Class	8,507
P-Class	123
Transfer agent/maintenance fees:
A-Class	23,056
C-Class	1,744
P-Class	262
Institutional Class	3,960
Registration fees	28,904
Professional fees	19,372
Fund accounting/administration fees	12,985
Custodian fees	850
Trustees’ fees*	716
Line of credit fees	640
Miscellaneous	6,986
Total expenses	282,120
Less:
Expenses reimbursed by Adviser:
A-Class	(22,303)
C-Class	(1,704)
P-Class	(260)
Institutional Class	(3,831)
Expenses waived by Adviser	(26,368)
Total waived/reimbursed expenses	(54,466)
Net expenses	227,654
Net investment income	287,775

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	2,065,208
Net realized gain	2,065,208
Net change in unrealized appreciation (depreciation) on:
Investments	2,639,673
Net change in unrealized appreciation (depreciation)	2,639,673
Net realized and unrealized gain	4,704,881
Net increase in net assets resulting from operations	$4,992,656

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

32 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

LARGE CAP VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022
Increase (Decrease) in Net Assets from Operations:
Net investment income	$287,775	$450,747
Net realized gain on investments	2,065,208	3,580,356
Net change in unrealized appreciation (depreciation) on investments	2,639,673	(6,500,785)
Net increase (decrease) in net assets resulting from operations	4,992,656	(2,469,682)

Distributions to shareholders:
A-Class	(2,952,899)	(2,507,851)
C-Class	(151,235)	(71,394)
P-Class	(8,525)	(14,229)
Institutional Class	(518,877)	(104,499)
Total distributions to shareholders	(3,631,536)	(2,697,973)

Capital share transactions:
Proceeds from sale of shares
A-Class	691,062	1,652,023
C-Class	224,076	1,012,743
P-Class	5,585	97,002
Institutional Class	1,023,004	5,240,686
Distributions reinvested
A-Class	2,884,298	2,467,309
C-Class	137,939	71,394
P-Class	8,525	13,975
Institutional Class	518,877	104,499
Cost of shares redeemed
A-Class	(2,106,422)	(5,675,420)
C-Class	(561,184)	(398,244)
P-Class	(19,062)	(195,391)
Institutional Class	(3,736,596)	(922,034)
Net increase (decrease) from capital share transactions	(929,898)	3,468,542
Net increase (decrease) in net assets	431,222	(1,699,113)

Net assets:
Beginning of period	37,727,932	39,427,045
End of period	$38,159,154	$37,727,932

Capital share activity:
Shares sold
A-Class	14,684	33,081
C-Class	5,353	22,757
P-Class	122	1,910
Institutional Class	22,646	111,528
Shares issued from reinvestment of distributions
A-Class	63,832	50,292
C-Class	3,405	1,605
P-Class	189	286
Institutional Class	11,697	2,166
Shares redeemed
A-Class	(44,932)	(113,292)
C-Class	(13,127)	(8,672)
P-Class	(402)	(3,856)
Institutional Class	(81,956)	(19,629)
Net increase (decrease) in shares	(18,489)	78,176

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 33

LARGE CAP VALUE FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Six Months Ended March 31, 2023[a]	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018
Per Share Data
Net asset value, beginning of period	$43.75	$50.08	$38.17	$43.56	$48.08	$46.96
Income (loss) from investment operations:
Net investment income (loss)[b]	.33	.56	.41	.97	.62	.48
Net gain (loss) on investments (realized and unrealized)	5.36	(3.40)	14.51	(2.97)	(2.66)	4.46
Total from investment operations	5.69	(2.84)	14.92	(2.00)	(2.04)	4.94
Less distributions from:
Net investment income	(.52)	(.43)	(1.30)	(.70)	(.36)	(.51)
Net realized gains	(3.73)	(3.06)	(1.71)	(2.69)	(2.12)	(3.31)
Total distributions	(4.25)	(3.49)	(3.01)	(3.39)	(2.48)	(3.82)
Net asset value, end of period	$45.19	$43.75	$50.08	$38.17	$43.56	$48.08

Total Return[c]	12.99%	(6.43%)	40.59%	(5.58%)	(3.59%)	10.82%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$33,258	$30,733	$36,678	$28,548	$53,248	$56,369
Ratios to average net assets:
Net investment income (loss)	1.42%	1.11%	0.88%	2.40%	1.42%	1.03%
Total expenses[d]	1.39%	1.41%	1.47%	1.46%	1.31%	1.31%
Net expenses[e,f,g]	1.12%	1.13%	1.15%	1.15%	1.15%	1.15%
Portfolio turnover rate	9%	33%	19%	25%	37%	24%

C-Class	Six Months Ended March 31, 2023[a]	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018
Per Share Data
Net asset value, beginning of period	$39.44	$45.43	$34.79	$39.77	$44.03	$43.29
Income (loss) from investment operations:
Net investment income (loss)[b]	.14	.18	.05	.62	.26	.12
Net gain (loss) on investments (realized and unrealized)	4.83	(3.07)	13.23	(2.74)	(2.40)	4.09
Total from investment operations	4.97	(2.89)	13.28	(2.12)	(2.14)	4.21
Less distributions from:
Net investment income	(.27)	(.04)	(.93)	(.17)	—	(.16)
Net realized gains	(3.73)	(3.06)	(1.71)	(2.69)	(2.12)	(3.31)
Total distributions	(4.00)	(3.10)	(2.64)	(2.86)	(2.12)	(3.47)
Net asset value, end of period	$40.41	$39.44	$45.43	$34.79	$39.77	$44.03

Total Return[c]	12.58%	(7.13%)	39.55%	(6.30%)	(4.28%)	9.97%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,517	$1,653	$1,191	$911	$1,533	$2,632
Ratios to average net assets:
Net investment income (loss)	0.66%	0.39%	0.12%	1.69%	0.66%	0.28%
Total expenses[d]	2.20%	2.29%	2.36%	2.43%	2.18%	2.10%
Net expenses[e,f,g]	1.87%	1.88%	1.89%	1.90%	1.90%	1.90%
Portfolio turnover rate	9%	33%	19%	25%	37%	24%

34 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

LARGE CAP VALUE FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

P-Class	Six Months Ended March 31, 2023[a]	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018
Per Share Data
Net asset value, beginning of period	$43.59	$49.91	$38.06	$43.46	$48.00	$46.91
Income (loss) from investment operations:
Net investment income (loss)[b]	.33	.53	.41	.83	.61	.49
Net gain (loss) on investments (realized and unrealized)	5.34	(3.34)	14.46	(2.82)	(2.64)	4.44
Total from investment operations	5.67	(2.81)	14.87	(1.99)	(2.03)	4.93
Less distributions from:
Net investment income	(.47)	(.45)	(1.31)	(.72)	(.39)	(.53)
Net realized gains	(3.73)	(3.06)	(1.71)	(2.69)	(2.12)	(3.31)
Total distributions	(4.20)	(3.51)	(3.02)	(3.41)	(2.51)	(3.84)
Net asset value, end of period	$45.06	$43.59	$49.91	$38.06	$43.46	$48.00

Total Return	13.01%	(6.44%)	40.60%	(5.58%)	(3.58%)	10.80%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$96	$97	$194	$170	$155	$147
Ratios to average net assets:
Net investment income (loss)	1.43%	1.05%	0.87%	2.12%	1.41%	1.03%
Total expenses[d]	1.78%	1.67%	1.71%	1.72%	1.60%	1.59%
Net expenses[e,f,g]	1.12%	1.14%	1.15%	1.15%	1.15%	1.15%
Portfolio turnover rate	9%	33%	19%	25%	37%	24%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 35

LARGE CAP VALUE FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Institutional Class	Six Months Ended March 31, 2023[a]	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018
Per Share Data
Net asset value, beginning of period	$43.11	$49.39	$37.71	$43.08	$47.60	$46.56
Income (loss) from investment operations:
Net investment income (loss)[b]	.39	.71	.52	.98	.71	.64
Net gain (loss) on investments (realized and unrealized)	5.26	(3.38)	14.31	(2.84)	(2.63)	4.35
Total from investment operations	5.65	(2.67)	14.83	(1.86)	(1.92)	4.99
Less distributions from:
Net investment income	(.65)	(.55)	(1.44)	(.82)	(.48)	(.64)
Net realized gains	(3.73)	(3.06)	(1.71)	(2.69)	(2.12)	(3.31)
Total distributions	(4.38)	(3.61)	(3.15)	(3.51)	(2.60)	(3.95)
Net asset value, end of period	$44.38	$43.11	$49.39	$37.71	$43.08	$47.60

Total Return	13.15%	(6.20%)	40.93%	(5.35%)	(3.33%)	11.04%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,288	$5,246	$1,364	$477	$798	$5,946
Ratios to average net assets:
Net investment income (loss)	1.70%	1.46%	1.10%	2.50%	1.65%	1.39%
Total expenses[d]	1.14%	1.15%	1.24%	1.35%	1.14%	1.00%
Net expenses[e,f,g]	0.87%	0.88%	0.89%	0.90%	0.90%	0.90%
Portfolio turnover rate	9%	33%	19%	25%	37%	24%

[a]	Unaudited figures for the period ended March 31, 2023. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]	The portion of the ratios of net expenses to average net assets attributable to recoupments of prior fee reductions or expense reimbursements for the periods presented was as follows:

	03/31/23[a]	09/30/22	09/30/21	09/30/20	09/30/19	09/30/18
A-Class	—	—	—	0.00%*	0.00%*	0.00%*
C-Class	—	—	—	0.00%*	—	0.00%*
P-Class	—	—	—	—	—	—
Institutional Class	—	—	—	—	—	—

*	Less than 0.01%.

[g]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

	03/31/23[a]	09/30/22	09/30/21	09/30/20	09/30/19	09/30/18
A-Class	1.12%	1.13%	1.14%	1.15%	1.15%	1.15%
C-Class	1.87%	1.88%	1.89%	1.90%	1.90%	1.90%
P-Class	1.12%	1.13%	1.14%	1.15%	1.15%	1.15%
Institutional Class	0.87%	0.88%	0.89%	0.90%	0.90%	0.90%

36 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 31, 2023

MARKET NEUTRAL REAL ESTATE FUND

OBJECTIVE: Seeks to provide capital appreciation, while limiting exposure to general stock market risk.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	February 26, 2016
C-Class	February 26, 2016
P-Class	February 26, 2016
Institutional Class	February 26, 2016

Ten Largest Holdings (% of Total Net Assets)
Rexford Industrial Realty, Inc.	5.1%
Ryman Hospitality Properties, Inc.	4.5%
Gaming and Leisure Properties, Inc.	3.9%
CareTrust REIT, Inc.	3.2%
Agree Realty Corp.	3.1%
AvalonBay Communities, Inc.	3.0%
Four Corners Property Trust, Inc.	2.8%
Equity Residential	2.8%
Sun Communities, Inc.	2.8%
Alexandria Real Estate Equities, Inc.	2.7%
Top Ten Total	33.9%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 37

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(concluded)	March 31, 2023

Average Annual Returns*

Periods Ended March 31, 2023

	6 Month†	1 Year	5 Year	Since Inception (02/26/16)
A-Class Shares	0.93%	(1.62%)	1.88%	2.73%
A-Class Shares with sales charge‡	(3.86%)	(6.29%)	0.90%	2.03%
C-Class Shares	0.55%	(2.35%)	1.08%	1.95%
C-Class Shares with CDSC§	(0.45%)	(3.32%)	1.08%	1.95%
P-Class Shares	0.96%	(1.61%)	1.81%	2.67%
Institutional Class Shares	1.04%	(1.36%)	2.10%	2.96%
ICE BofA 3-Month U.S. Treasury Bill Index	1.94%	2.53%	1.41%	1.21%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The ICE BofA 3-Month U.S. Treasury Bill Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

38 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023
MARKET NEUTRAL REAL ESTATE FUND

	Shares	Value
COMMON STOCKS† - 48.5%

REITs - 48.5%

REITs-Diversified - 8.3%
Gaming and Leisure Properties, Inc.	34,581	$1,800,287
InvenTrust Properties Corp.	43,926	1,027,868
SBA Communications Corp.	2,024	528,406
American Tower Corp. — Class A	2,557	522,497
Total REITs-Diversified		3,879,058

REITs-Single Tenant - 5.9%
Agree Realty Corp.	21,127	1,449,523
Four Corners Property Trust, Inc.	49,024	1,316,785
Total REITs-Single Tenant		2,766,308

REITs-Apartments - 5.8%
AvalonBay Communities, Inc.	8,256	1,387,503
Equity Residential	21,839	1,310,340
Total REITs-Apartments		2,697,843

REITs-Health Care - 5.8%
CareTrust REIT, Inc.	76,430	1,496,499
Ventas, Inc.	27,557	1,194,596
Total REITs-Health Care		2,691,095

REITs-Shopping Centers - 5.7%
Brixmor Property Group, Inc.	53,229	1,145,488
Kite Realty Group Trust	36,872	771,362
NETSTREIT Corp.	39,531	722,627
Total REITs-Shopping Centers		2,639,477

REITs-Warehouse/Industries - 5.1%
Rexford Industrial Realty, Inc.	39,608	2,362,617

REITs-Office Property - 4.6%
Alexandria Real Estate Equities, Inc.	10,107	1,269,338
Piedmont Office Realty Trust, Inc. — Class A	61,079	445,877
Boston Properties, Inc.	8,059	436,153
Total REITs-Office Property		2,151,368

REITs-Hotels - 4.5%
Ryman Hospitality Properties, Inc.	23,159	2,078,057

REITs-Manufactured Homes - 2.8%
Sun Communities, Inc.	9,179	1,293,138
Total REITs		22,558,961

Total Common Stocks
(Cost $23,163,168)		22,558,961

MONEY MARKET FUND† - 50.4%
Goldman Sachs Financial Square Treasury Instruments Fund — Institutional Shares, 4.56%[1]	23,380,204	23,380,204
Total Money Market Fund
(Cost $23,380,204)		23,380,204

Total Investments - 98.9%
(Cost $46,543,372)		$45,939,165
Other Assets & Liabilities, net - 1.1%		493,821
Total Net Assets - 100.0%		$46,432,986

Custom Basket Swap Agreements
Counterparty	Reference Obligation	Type	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value and Unrealized Appreciation
OTC Custom Basket Swap Agreements Sold Short††
Morgan Stanley Capital Services LLC	MS Equity Custom Basket	Receive	4.53% (Federal Funds Rate - 0.30%)	At Maturity	07/22/24	$11,001,907	$2,017,995
Goldman Sachs International	GS Equity Custom Basket	Receive	4.61% (Federal Funds Rate - 0.22%)	At Maturity	05/06/24	10,987,774	1,999,371
						$21,989,681	$4,017,366

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 39

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
MARKET NEUTRAL REAL ESTATE FUND

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
MS EQUITY SHORT CUSTOM BASKET
Financial
Douglas Emmett, Inc.	50,747	(5.70)%	$598,298
Office Properties Income Trust	41,272	(4.61)%	437,107
Broadstone Net Lease, Inc.	20,216	(3.13)%	214,447
Essex Property Trust, Inc.	3,641	(6.92)%	192,675
Necessity Retail REIT, Inc.	69,591	(3.97)%	127,748
Camden Property Trust	3,351	(3.19)%	112,988
JBG SMITH Properties	34,005	(4.65)%	110,100
Apartment Income REIT Corp.	10,555	(3.44)%	83,029
Realty Income Corp.	19,956	(11.49)%	53,545
Host Hotels & Resorts, Inc.	6,585	(0.99)%	21,580
Federal Realty Investment Trust	6,479	(5.82)%	19,843
Apple Hospitality REIT, Inc.	42,689	(6.02)%	(1,981)
Mid-America Apartment Communities, Inc.	4,315	(5.92)%	(16,906)
Phillips Edison & Company, Inc.	37,117	(11.00)%	(31,577)
STAG Industrial, Inc.	33,426	(10.28)%	(60,371)
Welltower, Inc.	8,831	(5.75)%	(79,489)
Total Financial			1,781,036

Exchange-Traded Funds
Vanguard Real Estate ETF	9,437	(7.12)%	236,959
Total MS Equity Short Custom Basket			$2,017,995

GS EQUITY SHORT CUSTOM BASKET
Financial
Douglas Emmett, Inc.	50,747	(5.69)%	600,119
Office Properties Income Trust	41,272	(4.62)%	438,129
Broadstone Net Lease, Inc.	20,216	(3.13)%	207,297
Essex Property Trust, Inc.	3,641	(6.93)%	189,447
Necessity Retail REIT, Inc.	69,591	(3.98)%	128,567
Camden Property Trust	3,351	(3.20)%	112,933
JBG SMITH Properties	33,066	(4.53)%	108,601
Apartment Income REIT Corp.	10,555	(3.44)%	82,666
Realty Income Corp.	19,956	(11.50)%	52,677
Host Hotels & Resorts, Inc.	6,585	(0.99)%	21,651
Federal Realty Investment Trust	6,479	(5.83)%	18,737
Apple Hospitality REIT, Inc.	42,689	(6.03)%	(1,990)
Mid-America Apartment Communities, Inc.	4,315	(5.93)%	(16,684)
Phillips Edison & Company, Inc.	37,117	(11.02)%	(38,216)
STAG Industrial, Inc.	33,426	(10.29)%	(61,020)
Welltower, Inc.	8,831	(5.76)%	(80,374)
Total Financial			1,762,540

Exchange-Traded Funds
Vanguard Real Estate ETF	9,437	(7.13)%	236,831
Total GS Equity Short Custom Basket			$1,999,371

40 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	March 31, 2023
MARKET NEUTRAL REAL ESTATE FUND

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Rate indicated is the 7-day yield as of March 31, 2023.
GS — Goldman Sachs International
MS — Morgan Stanley Capital Services LLC
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2023 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$22,558,961	$—	$—	$22,558,961
Money Market Fund	23,380,204	—	—	23,380,204
Equity Custom Basket Swap Agreements**	—	4,017,366	—	4,017,366
Total Assets	$45,939,165	$4,017,366	$—	$49,956,531

**	This derivative is reported as unrealized appreciation/depreciation at period end.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 41

MARKET NEUTRAL REAL ESTATE FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2023

Assets:
Investments, at value (cost $46,543,372)	$45,939,165
Cash	42
Unrealized appreciation on OTC swap agreements	4,017,366
Prepaid expenses	54,220
Receivables:
Dividends	154,181
Interest	85,042
Fund shares sold	6,023
Total assets	50,256,039

Liabilities:
Segregated cash due to broker	2,960,000
Payable for:
Swap settlement	749,870
Management fees	32,972
Fund shares redeemed	26,860
Transfer agent/maintenance fees	11,381
Fund accounting/administration fees	4,586
Distribution and service fees	584
Due to Investment Adviser	415
Trustees’ fees*	355
Miscellaneous	36,030
Total liabilities	3,823,053
Net assets	$46,432,986

Net assets consist of:
Paid in capital	$47,403,965
Total distributable earnings (loss)	(970,979)
Net assets	$46,432,986

A-Class:
Net assets	$450,765
Capital shares outstanding	16,543
Net asset value per share	$27.25
Maximum offering price per share (Net asset value divided by 95.25%)	$28.61

C-Class:
Net assets	$212,694
Capital shares outstanding	8,242
Net asset value per share	$25.81

P-Class:
Net assets	$1,452,529
Capital shares outstanding	55,205
Net asset value per share	$26.31

Institutional Class:
Net assets	$44,316,998
Capital shares outstanding	1,641,528
Net asset value per share	$27.00

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended March 31, 2023

Investment Income:
Dividends	$415,278
Interest	417,248
Total investment income	832,526

Expenses:
Management fees	263,609
Distribution and service fees:
A-Class	550
C-Class	1,082
P-Class	1,949
Transfer agent/maintenance fees:
A-Class	1,444
C-Class	207
P-Class	1,550
Institutional Class	35,575
Registration fees	36,035
Professional fees	25,519
Fund accounting and administration fees	14,521
Interest expense	13,812
Trustees’ fees*	6,647
Line of credit fees	721
Custodian fees	469
Miscellaneous	7,883
Recoupment of previously waived fees:
P-Class	16
Institutional Class	389
Total expenses	411,978
Less:
Expenses reimbursed by Adviser:
A-Class	(1,444)
C-Class	(207)
P-Class	(1,550)
Institutional Class	(35,575)
Expenses waived by Adviser	(26,132)
Earnings credits applied	(467)
Total waived/reimbursed expenses	(65,375)
Net expenses	346,603
Net investment income	485,923

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(1,319,377)
Swap agreements	358,802
Net realized loss	(960,575)
Net change in unrealized appreciation (depreciation) on:
Investments	1,645,330
Swap agreements	(695,459)
Net change in unrealized appreciation (depreciation)	949,871
Net realized and unrealized loss	(10,704)
Net increase in net assets resulting from operations	$475,219

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

42 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

MARKET NEUTRAL REAL ESTATE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022
Increase (Decrease) in Net Assets from Operations:
Net investment income	$485,923	$99,279
Net realized loss on investments	(960,575)	(2,097,736)
Net change in unrealized appreciation (depreciation) on investments	949,871	679,359
Net increase (decrease) in net assets resulting from operations	475,219	(1,319,098)

Distributions to shareholders:
A-Class	—	—
C-Class	—	—
P-Class	—	—
Institutional Class	(99,279)	(161,651)
Total distributions to shareholders	(99,279)	(161,651)

Capital share transactions:
Proceeds from sale of shares
A-Class	9,606	120,328
C-Class	180	50,203
P-Class	1,788	298,054
Institutional Class	7,900,422	11,581,110
Distributions reinvested
A-Class	—	—
C-Class	—	—
P-Class	—	—
Institutional Class	99,279	161,357
Cost of shares redeemed
A-Class	(4,123)	(1,539,819)
C-Class	(19,120)	(53,438)
P-Class	(259,677)	(1,266,443)
Institutional Class	(8,088,149)	(19,898,533)
Net decrease from capital share transactions	(359,794)	(10,547,181)
Net increase (decrease) in net assets	16,146	(12,027,930)

Net assets:
Beginning of period	46,416,840	58,444,770
End of period	$46,432,986	$46,416,840

Capital share activity:
Shares sold
A-Class	359	4,326
C-Class	7	1,906
P-Class	69	11,128
Institutional Class	296,270	424,223
Shares issued from reinvestment of distributions
A-Class	—	—
C-Class	—	—
P-Class	—	—
Institutional Class	3,736	5,876
Shares redeemed
A-Class	(154)	(55,191)
C-Class	(753)	(2,020)
P-Class	(10,017)	(47,625)
Institutional Class	(303,624)	(729,644)
Net decrease in shares	(14,107)	(387,021)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 43

MARKET NEUTRAL REAL ESTATE FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Six Months Ended March 31, 2023[a]	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018
Per Share Data
Net asset value, beginning of period	$27.00	$27.78	$28.18	$26.95	$25.16	$26.47
Income (loss) from investment operations:
Net investment income (loss)[b]	.24	(.07)	(.08)	(.02)	.25	.50
Net gain (loss) on investments (realized and unrealized)	.01	(.71)	(.24)	2.30	1.78	(.41)
Total from investment operations	.25	(.78)	(.32)	2.28	2.03	.09
Less distributions from:
Net investment income	—	—	(.02)	(.25)	(.01)	—
Net realized gains	—	—	(.06)	(.80)	(.23)	(1.40)
Total distributions	—	—	(.08)	(1.05)	(.24)	(1.40)
Net asset value, end of period	$27.25	$27.00	$27.78	$28.18	$26.95	$25.16

Total Return[c]	0.93%	(2.81%)	(1.14%)	8.81%	8.12%	0.13%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$451	$441	$1,867	$11,723	$2,766	$2,482
Ratios to average net assets:
Net investment income (loss)	1.82%	(0.25%)	(0.29%)	(0.06%)	0.96%	2.00%
Total expenses[d]	2.45%	2.42%	2.08%	2.38%	3.99%	5.01%
Net expenses[e,f,g]	1.68%	1.64%	1.64%	1.65%	1.62%	1.65%
Portfolio turnover rate	37%	49%	264%	355%	180%	216%

C-Class	Six Months Ended March 31, 2023[a]	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018
Per Share Data
Net asset value, beginning of period	$25.67	$26.61	$27.20	$26.07	$24.67	$26.16
Income (loss) from investment operations:
Net investment income (loss)[b]	.13	(.19)	(.22)	(.15)	.05	.12
Net gain (loss) on investments (realized and unrealized)	.01	(.75)	(.29)	2.16	1.70	(.21)
Total from investment operations	.14	(.94)	(.51)	2.01	1.75	(.09)
Less distributions from:
Net investment income	—	—	(.02)	(.08)	(.12)	—
Net realized gains	—	—	(.06)	(.80)	(.23)	(1.40)
Total distributions	—	—	(.08)	(.88)	(.35)	(1.40)
Net asset value, end of period	$25.81	$25.67	$26.61	$27.20	$26.07	$24.67

Total Return[c]	0.55%	(3.53%)	(1.88%)	7.99%	7.15%	(0.59%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$213	$231	$242	$333	$135	$134
Ratios to average net assets:
Net investment income (loss)	1.02%	(0.72%)	(0.83%)	(0.56%)	0.18%	0.47%
Total expenses[d]	2.73%	2.72%	2.71%	3.17%	4.66%	5.72%
Net expenses[e,f,g]	2.43%	2.39%	2.39%	2.40%	2.40%	2.38%
Portfolio turnover rate	37%	49%	264%	355%	180%	216%

44 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

MARKET NEUTRAL REAL ESTATE FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

P-Class	Six Months Ended March 31, 2023[a]	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018
Per Share Data
Net asset value, beginning of period	$26.07	$26.83	$27.23	$26.10	$25.14	$26.48
Income (loss) from investment operations:
Net investment income (loss)[b]	.23	(.03)	(.04)	— [h]	.20	.33
Net gain (loss) on investments (realized and unrealized)	.01	(.73)	(.28)	2.20	1.71	(.27)
Total from investment operations	.24	(.76)	(.32)	2.20	1.91	.06
Less distributions from:
Net investment income	—	—	(.02)	(.27)	(.72)	—
Net realized gains	—	—	(.06)	(.80)	(.23)	(1.40)
Total distributions	—	—	(.08)	(1.07)	(.95)	(1.40)
Net asset value, end of period	$26.31	$26.07	$26.83	$27.23	$26.10	$25.14

Total Return	0.96%	(2.83%)	(1.17%)	8.79%	7.80%	0.09%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,453	$1,699	$2,727	$8,360	$332	$488
Ratios to average net assets:
Net investment income (loss)	1.74%	(0.11%)	(0.16%)	0.00%	0.77%	1.26%
Total expenses[d]	1.99%	1.95%	1.91%	2.00%	4.05%	4.93%
Net expenses[e,f,g]	1.68%	1.64%	1.64%	1.65%	1.65%	1.65%
Portfolio turnover rate	37%	49%	264%	355%	180%	216%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 45

MARKET NEUTRAL REAL ESTATE FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Institutional Class	Six Months Ended March 31, 2023[a]	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018
Per Share Data
Net asset value, beginning of period	$26.77	$27.57	$27.92	$26.74	$25.32	$26.57
Income (loss) from investment operations:
Net investment income (loss)[b]	.27	.06	.07	.09	.31	.36
Net gain (loss) on investments (realized and unrealized)	.02	(.78)	(.31)	2.23	1.73	(.21)
Total from investment operations	.29	(.72)	(.24)	2.32	2.04	.15
Less distributions from:
Net investment income	(.06)	(.08)	(.05)	(.34)	(.39)	—
Net realized gains	—	—	(.06)	(.80)	(.23)	(1.40)
Total distributions	(.06)	(.08)	(.11)	(1.14)	(.62)	(1.40)
Net asset value, end of period	$27.00	$26.77	$27.57	$27.92	$26.74	$25.32

Total Return	1.04%	(2.57%)	(0.87%)	9.06%	8.19%	0.36%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$44,317	$44,047	$53,609	$37,399	$5,479	$5,083
Ratios to average net assets:
Net investment income (loss)	2.04%	0.21%	0.27%	0.32%	1.18%	1.39%
Total expenses[d]	1.70%	1.64%	1.58%	1.85%	3.57%	4.59%
Net expenses[e,f,g]	1.43%	1.39%	1.39%	1.40%	1.40%	1.40%
Portfolio turnover rate	37%	49%	264%	355%	180%	216%

[a]	Unaudited figures for the period ended March 31, 2023. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]	The portion of the ratios of net expenses to average net assets attributable to recoupments of prior fee reductions or expense reimbursements for the years presented was as follows:

	3/31/2023[a]	9/30/2022	9/30/2021	9/30/2020	9/30/2019
A-Class	—	—	—	0.00%*	0.00%*
C-Class	—	0.00%*	—	0.00%*	0.02%
P-Class	—	0.01%	—	0.00%*	0.01%
Institutional Class	—	0.01%	—	0.00%*	0.03%

*	Less than 0.01%.

[g]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

	3/31/2023[a]	9/30/2022	9/30/2021	9/30/2020	9/30/2019
A-Class	1.62%	1.63%	1.63%	1.65%	1.62%
C-Class	2.37%	2.38%	2.38%	2.40%	2.40%
P-Class	1.62%	1.63%	1.63%	1.64%	1.65%
Institutional Class	1.37%	1.38%	1.39%	1.40%	1.40%

[h]	Less than $0.01 per share.

46 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 31, 2023

RISK MANAGED REAL ESTATE FUND

OBJECTIVE: Seeks to provide total return, comprised of capital appreciation and current income.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	March 28, 2014
C-Class	March 28, 2014
P-Class	May 1, 2015
Institutional Class	March 28, 2014

Ten Largest Holdings (% of Total Net Assets)
Prologis, Inc.	11.7%
Equinix, Inc.	6.0%
Public Storage	4.5%
AvalonBay Communities, Inc.	3.6%
Simon Property Group, Inc.	3.4%
Equity Residential	3.4%
VICI Properties, Inc.	3.0%
Alexandria Real Estate Equities, Inc.	2.9%
Sun Communities, Inc.	2.7%
Ventas, Inc.	2.6%
Top Ten Total	43.8%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 47

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(concluded)	March 31, 2023

Average Annual Returns*

Periods Ended March 31, 2023

	6 Month†	1 Year	5 Year	Since Inception (03/28/14)
A-Class Shares	6.31%	(17.95%)	7.20%	8.29%
A-Class Shares with sales charge‡	1.26%	(21.86%)	6.16%	7.71%
C Class Shares	5.95%	(18.52%)	6.37%	7.47%
C-Class Shares with CDSC§	4.95%	(19.28%)	6.37%	7.47%
Institutional Class Shares	6.46%	(17.69%)	7.50%	8.60%
FTSE NAREIT Equity REITs Total Return Index	8.07%	(19.22%)	6.02%	6.26%

	6 Month†	1 Year	5 Year	Since Inception (05/01/15)
P-Class Shares	6.28%	(17.98%)	7.14%	6.44%
FTSE NAREIT Equity REITs Total Return Index	8.07%	(19.22%)	6.02%	4.83%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The FTSE NAREIT Equity REITs Total Return Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

48 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023
RISK MANAGED REAL ESTATE FUND

	Shares	Value
COMMON STOCKS† - 93.0%

REITs - 93.0%

REITs-Diversified - 17.4%
Equinix, Inc.	34,674	$25,001,341
VICI Properties, Inc.	386,323	12,601,856
Gaming and Leisure Properties, Inc.	199,014	10,360,669
Digital Realty Trust, Inc.	90,758	8,922,419
WP Carey, Inc.	75,197	5,824,008
InvenTrust Properties Corp.	174,302	4,078,667
American Tower Corp. — Class A	12,022	2,456,575
SBA Communications Corp.	8,947	2,335,793
EPR Properties	26,528	1,010,717
Total REITs-Diversified		72,592,045

REITs-Warehouse/Industries - 15.8%
Prologis, Inc.[1]	390,188	48,683,757
Rexford Industrial Realty, Inc.	170,118	10,147,539
Americold Realty Trust, Inc.[1]	99,270	2,824,231
First Industrial Realty Trust, Inc.	47,938	2,550,302
Terreno Realty Corp.	27,938	1,804,795
Total REITs-Warehouse/Industries		66,010,624

REITs-Apartments - 12.7%
AvalonBay Communities, Inc.	88,543	14,880,537
Equity Residential[1]	235,820	14,149,200
Invitation Homes, Inc.	232,953	7,275,122
Essex Property Trust, Inc.	19,687	4,117,339
UDR, Inc.	94,727	3,889,491
Mid-America Apartment Communities, Inc.	23,447	3,541,435
American Homes 4 Rent — Class A	107,364	3,376,598
Camden Property Trust	16,240	1,702,602
Total REITs-Apartments		52,932,324

REITs-Storage - 10.0%
Public Storage	62,768	18,964,724
Extra Space Storage, Inc.	49,505	8,065,850
Life Storage, Inc.	47,677	6,249,978
Iron Mountain, Inc.	109,557	5,796,661
National Storage Affiliates Trust	70,519	2,946,284
Total REITs-Storage		42,023,497

REITs-Health Care - 9.7%
Ventas, Inc.	253,406	10,985,150
Welltower, Inc.	145,433	10,426,092
CareTrust REIT, Inc.	283,531	5,551,537
Healthpeak Properties, Inc.	221,830	4,873,605
Sabra Health Care REIT, Inc.	335,565	3,858,997
Healthcare Realty Trust, Inc.	148,514	2,870,776
Medical Properties Trust, Inc.	230,186	1,892,129
Total REITs-Health Care		40,458,286

REITs-Shopping Centers - 6.0%
Brixmor Property Group, Inc.	275,337	5,925,252
Kite Realty Group Trust	232,278	4,859,256
Kimco Realty Corp.	242,527	4,736,552
Regency Centers Corp.	65,484	4,006,311
NETSTREIT Corp.	212,336	3,881,502
Federal Realty Investment Trust	11,488	1,135,359
Acadia Realty Trust	35,562	496,090
Total REITs-Shopping Centers		25,040,322

REITs-Single Tenant - 5.8%
Realty Income Corp.	153,944	9,747,734
Agree Realty Corp.	96,691	6,633,970
Four Corners Property Trust, Inc.	197,558	5,306,408
National Retail Properties, Inc.	51,854	2,289,354
Total REITs-Single Tenant		23,977,466

REITs-Office Property - 5.6%
Alexandria Real Estate Equities, Inc.	95,633	12,010,548
Boston Properties, Inc.	89,033	4,818,466
Piedmont Office Realty Trust, Inc. — Class A	249,858	1,823,963
Kilroy Realty Corp.	45,640	1,478,736
Cousins Properties, Inc.	63,953	1,367,315
Highwoods Properties, Inc.[1]	39,844	923,982
Hudson Pacific Properties, Inc.	57,615	383,140
Empire State Realty Trust, Inc. — Class A1	54,518	353,822
Total REITs-Office Property		23,159,972

REITs-Manufactured Homes - 3.8%
Sun Communities, Inc.	80,911	11,398,742
Equity LifeStyle Properties, Inc.	67,050	4,501,066
Total REITs-Manufactured Homes		15,899,808

REITs-Regional Malls - 3.4%
Simon Property Group, Inc.	126,529	14,167,452

REITs-Hotels - 2.8%
Ryman Hospitality Properties, Inc.	70,953	6,366,613
Xenia Hotels & Resorts, Inc.	106,581	1,395,145
DiamondRock Hospitality Co.[1]	165,955	1,349,214
Park Hotels & Resorts, Inc.	86,998	1,075,295
Host Hotels & Resorts, Inc.	58,277	960,988
Pebblebrook Hotel Trust	49,296	692,116
Total REITs-Hotels		11,839,371

Total REITs		388,101,167

Total Common Stocks
(Cost $406,705,710)		388,101,167

MONEY MARKET FUND† - 5.0%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 4.43%[2]	20,803,883	20,803,883
Total Money Market Fund
(Cost $20,803,883)		20,803,883

Total Investments - 98.0%
(Cost $427,509,593)		$408,905,050

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 49

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
RISK MANAGED REAL ESTATE FUND

	Shares	Value
COMMON STOCKS SOLD SHORT† - (5.2)%
REITs - (5.2)%
REITs-Health Care - (0.3)%
Welltower, Inc.	18,832	$(1,350,066)

REITs-Hotels - (0.4)%
Host Hotels & Resorts, Inc.	14,076	(232,113)
Apple Hospitality REIT, Inc.	91,033	(1,412,832)
Total REITs-Hotels		(1,644,945)

REITs-Diversified - (0.4)%
Broadstone Net Lease, Inc.	43,112	(733,335)
Necessity Retail REIT, Inc.	148,399	(931,946)
Total REITs-Diversified		(1,665,281)

REITs-Warehouse/Industries - (0.6)%
STAG Industrial, Inc.	71,279	(2,410,656)

REITs-Single Tenant - (0.6)%
Realty Income Corp.	42,556	(2,694,646)

REITs-Office Property - (0.9)%
JBG SMITH Properties	70,246	(1,057,905)
Office Properties Income Trust	88,012	(1,082,548)
Douglas Emmett, Inc.	108,217	(1,334,316)
Total REITs-Office Property		(3,474,769)

REITs-Shopping Centers - (0.9)%
Federal Realty Investment Trust	13,817	(1,365,534)
Phillips Edison & Company, Inc.	79,151	(2,581,906)
Total REITs-Shopping Centers		(3,947,440)
REITs-Apartments - (1.1)%
Camden Property Trust	7,146	(749,187)
Apartment Income REIT Corp.	22,508	(806,011)
Mid-America Apartment Communities, Inc.	9,202	(1,389,870)
Essex Property Trust, Inc.	7,765	(1,623,972)
Total REITs-Apartments		(4,569,040)

Total REITs		(21,756,843)

Total Common Stocks Sold Short
(Proceeds $26,729,127)		(21,756,843)

EXCHANGE-TRADED FUNDS SOLD SHORT† - (0.4)%
Vanguard Real Estate ETF	20,247	(1,681,311)
Total Exchange-Traded Funds Sold Short
(Proceeds $1,838,587)		(1,681,311)

Total Securities Sold Short - (5.6)%
(Proceeds $28,567,714)		$(23,438,154)
Other Assets & Liabilities, net - 7.6%		31,887,946
Total Net Assets - 100.0%		$417,354,842

Custom Basket Swap Agreements
Counterparty	Reference Obligation	Type	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Custom Basket Swap Agreements††
Morgan Stanley Capital Services LLC	MS Equity Custom Basket	Pay	5.23% (Federal Funds Rate + 0.40%)	At Maturity	06/12/24	$23,658,393	$(309,506)
Goldman Sachs International	GS Equity Custom Basket	Pay	5.28% (Federal Funds Rate + 0.45%)	At Maturity	05/06/24	23,711,706	(317,810)
						$47,370,099	$(627,316)
OTC Custom Basket Swap Agreements Sold Short††
Morgan Stanley Capital Services LLC	MS Equity Custom Basket	Receive	4.53% (Federal Funds Rate - 0.30%)	At Maturity	06/12/24	$23,043,125	$5,994,236
Goldman Sachs International	GS Equity Custom Basket	Receive	4.61% (Federal Funds Rate - 0.22%)	At Maturity	05/06/24	23,063,139	5,976,053
						$46,106,264	$11,970,289

50 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
RISK MANAGED REAL ESTATE FUND

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
MS EQUITY LONG CUSTOM BASKET
Financial
Gaming and Leisure Properties, Inc.	36,320	7.98%	$411,944
Ryman Hospitality Properties, Inc.	24,228	9.19%	264,798
CareTrust REIT, Inc.	80,274	6.64%	117,262
Rexford Industrial Realty, Inc.	41,600	10.49%	62,824
Sun Communities, Inc.	9,641	5.74%	38,286
Brixmor Property Group, Inc.	55,906	5.09%	16,601
Agree Realty Corp.	22,190	6.44%	8,447
Kite Realty Group Trust	38,726	3.42%	276
InvenTrust Properties Corp.	46,135	4.56%	(10,175)
AvalonBay Communities, Inc.	8,671	6.16%	(20,148)
Ventas, Inc.	28,943	5.30%	(28,097)
Four Corners Property Trust, Inc.	51,490	5.85%	(29,526)
Equity Residential	22,937	5.82%	(38,249)
NETSTREIT Corp.	40,061	3.10%	(52,949)
American Tower Corp. — Class A	2,686	2.32%	(109,978)
SBA Communications Corp.	2,126	2.35%	(116,094)
Boston Properties, Inc.	8,464	1.94%	(232,918)
Piedmont Office Realty Trust, Inc. — Class A	64,151	1.98%	(284,988)
Alexandria Real Estate Equities, Inc.	10,615	5.63%	(306,822)
Total Financial			(309,506)
Total MS Equity Long Custom Basket			$(309,506)

MS EQUITY SHORT CUSTOM BASKET
Financial
Douglas Emmett, Inc.	106,599	(5.69)%	1,520,975
Office Properties Income Trust	86,696	(4.63)%	1,118,095
Essex Property Trust, Inc.	7,649	(6.94)%	439,552
Broadstone Net Lease, Inc.	41,040	(3.03)%	407,693
Necessity Retail REIT, Inc.	146,181	(3.98)%	329,152
Apartment Income REIT Corp.	22,172	(3.45)%	289,359
Camden Property Trust	7,039	(3.20)%	285,357
Realty Income Corp.	41,920	(11.52)%	247,471
Mid-America Apartment Communities, Inc.	9,064	(5.94)%	234,503
JBG SMITH Properties	68,980	(4.51)%	222,928
STAG Industrial, Inc.	70,214	(10.31)%	150,754
Apple Hospitality REIT, Inc.	89,672	(6.04)%	119,724
Federal Realty Investment Trust	13,610	(5.84)%	52,889
Host Hotels & Resorts, Inc.	13,833	(0.99)%	49,255
Phillips Edison & Company, Inc.	77,968	(11.04)%	41,057
Welltower, Inc.	18,551	(5.77)%	(150,407)
Total Financial			5,358,357

Exchange Traded Funds
Vanguard Real Estate ETF	19,745	(7.12)%	635,879
Total MS Equity Short Custom Basket			$5,994,236

GS EQUITY LONG CUSTOM BASKET
Financial
Gaming and Leisure Properties, Inc.	36,320	7.99%	$412,470
Ryman Hospitality Properties, Inc.	24,228	9.17%	265,462
CareTrust REIT, Inc.	80,274	6.63%	116,651
Rexford Industrial Realty, Inc.	41,600	10.47%	64,626
Sun Communities, Inc.	9,641	5.73%	39,548
Brixmor Property Group, Inc.	55,906	5.07%	16,846
Kite Realty Group Trust	38,726	3.42%	5,106
Agree Realty Corp.	22,190	6.42%	1,286
InvenTrust Properties Corp.	46,135	4.55%	(4,841)
AvalonBay Communities, Inc.	8,671	6.15%	(20,670)
Ventas, Inc.	28,943	5.29%	(28,073)
Four Corners Property Trust, Inc.	51,490	5.83%	(32,333)
Equity Residential	22,937	5.80%	(41,794)
NETSTREIT Corp.	42,977	3.31%	(61,738)
American Tower Corp. — Class A	2,686	2.31%	(110,067)
SBA Communications Corp.	2,126	2.34%	(115,598)
Boston Properties, Inc.	8,464	1.93%	(234,263)
Piedmont Office Realty Trust, Inc. — Class A	64,151	1.97%	(283,838)
Alexandria Real Estate Equities, Inc.	10,615	5.62%	(306,590)
Total Financial			(317,810)
Total GS Equity Long Custom Basket			$(317,810)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 51

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
RISK MANAGED REAL ESTATE FUND

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
GS EQUITY SHORT CUSTOM BASKET
Financial
Douglas Emmett, Inc.	106,599	(5.69)%	$1,524,698
Office Properties Income Trust	86,696	(4.62)%	1,122,662
Broadstone Net Lease, Inc.	43,892	(3.24)%	433,964
Essex Property Trust, Inc.	7,649	(6.94)%	430,506
Necessity Retail REIT, Inc.	146,181	(3.98)%	330,886
Apartment Income REIT Corp.	22,172	(3.44)%	289,160
Camden Property Trust	7,039	(3.20)%	285,563
Realty Income Corp.	41,920	(11.51)%	248,069
Mid-America Apartment Communities, Inc.	9,064	(5.94)%	235,611
JBG SMITH Properties	67,087	(4.38)%	219,871
STAG Industrial, Inc.	70,214	(10.30)%	149,031
Apple Hospitality REIT, Inc.	89,672	(6.03)%	91,773
Federal Realty Investment Trust	13,610	(5.83)%	50,696
Host Hotels & Resorts, Inc.	13,833	(0.99)%	49,713
Phillips Edison & Company, Inc.	77,968	(11.03)%	29,912
Welltower, Inc.	18,551	(5.77)%	(152,661)
Total Financial			5,339,454

Exchange Traded Funds
Vanguard Real Estate ETF	19,745	(7.11)%	636,599
Total GS Equity Short Custom Basket			$5,976,053

52 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	March 31, 2023
RISK MANAGED REAL ESTATE FUND

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is pledged as equity custom basket swap collateral at March 31, 2023.
[2]	Rate indicated is the 7-day yield as of March 31, 2023.
GS — Goldman Sachs International
MS — Morgan Stanley Capital Services LLC
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2023 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$388,101,167	$—	$—	$388,101,167
Money Market Fund	20,803,883	—	—	20,803,883
Equity Custom Basket Swap Agreements**	—	11,970,289	—	11,970,289
Total Assets	$408,905,050	$11,970,289	$—	$420,875,339

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks Sold Short	$21,756,843	$—	$—	$21,756,843
Exchange-Traded Funds Sold Short	1,681,311	—	—	1,681,311
Equity Custom Basket Swap Agreements**	—	627,316	—	627,316
Total Liabilities	$23,438,154	$627,316	$—	$24,065,470

**	This derivative is reported as unrealized appreciation/depreciation at period end.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 53

RISK MANAGED REAL ESTATE FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2023

Assets:
Investments, at value (cost $427,509,593)	$408,905,050
Cash	27,313,346
Unrealized appreciation on OTC swap agreements	11,970,289
Prepaid expenses	69,978
Receivables:
Dividends	1,604,765
Fund shares sold	217,373
Interest	66,289
Total assets	450,147,090

Liabilities:
Securities sold short, at value (proceeds $28,567,714)	23,438,154
Segregated cash due to broker	6,603,030
Unrealized depreciation on OTC swap agreements	627,316
Payable for:
Fund shares redeemed	767,667
Swap settlement	635,683
Distributions to shareholders	403,750
Management fees	194,424
Transfer agent/maintenance fees	11,528
Distribution and service fees	7,882
Fund accounting/administration fees	7,731
Trustees’ fees*	1,968
Due to Investment Adviser	83
Miscellaneous	93,032
Total liabilities	32,792,248
Net assets	$417,354,842

Net assets consist of:
Paid in capital	$438,664,108
Total distributable earnings (loss)	(21,309,266)
Net assets	$417,354,842

A-Class:
Net assets	$5,438,187
Capital shares outstanding	183,632
Net asset value per share	$29.61
Maximum offering price per share (Net asset value divided by 95.25%)	$31.09

C-Class:
Net assets	$5,145,235
Capital shares outstanding	175,212
Net asset value per share	$29.37

P-Class:
Net assets	$10,713,386
Capital shares outstanding	359,599
Net asset value per share	$29.79

Institutional Class:
Net assets	$396,058,034
Capital shares outstanding	13,178,454
Net asset value per share	$30.05

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

54 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RISK MANAGED REAL ESTATE FUND

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended March 31, 2023

Investment Income:
Dividends	$7,740,220
Interest	569,537
Total investment income	8,309,757

Expenses:
Management fees	1,634,298
Distribution and service fees:
A-Class	8,511
C-Class	27,649
P-Class	14,708
Transfer agent/maintenance fees:
A-Class	6,601
C-Class	3,023
P-Class	14,321
Institutional Class	157,990
Interest expense	1,117,815
Fund accounting/administration fees	95,012
Professional fees	48,326
Custodian fees	11,262
Trustees’ fees*	9,054
Line of credit fees	8,282
Miscellaneous	66,395
Recoupment of previously waived fees:
A-Class	1,065
C-Class	724
P-Class	522
Institutional Class	66,878
Total expenses	3,292,436
Less:
Expenses reimbursed by Adviser:
A-Class	(992)
C-Class	(419)
P-Class	(3,346)
Expenses waived by Adviser	(133,354)
Earnings credits applied	(1,877)
Total waived/reimbursed expenses	(139,988)
Net expenses	3,152,448
Net investment income	5,157,309
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(1,299,821)
Investments sold short	1,461,143
Swap agreements	(2,584,207)
Net realized loss	(2,422,885)
Net change in unrealized appreciation (depreciation) on:
Investments	23,883,736
Investments sold short	(1,736,643)
Swap agreements	2,750,481
Net change in unrealized appreciation (depreciation)	24,897,574
Net realized and unrealized gain	22,474,689
Net increase in net assets resulting from operations	$27,631,998

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 55

RISK MANAGED REAL ESTATE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022
Increase (Decrease) in Net Assets from Operations:
Net investment income	$5,157,309	$4,716,299
Net realized gain (loss) on investments	(2,422,885)	20,235,456
Net change in unrealized appreciation (depreciation) on investments	24,897,574	(108,444,583)
Net increase (decrease) in net assets resulting from operations	27,631,998	(83,492,828)

Distributions to shareholders:
A-Class	(311,495)	(666,926)
C-Class	(281,313)	(281,353)
P-Class	(613,207)	(925,053)
Institutional Class	(23,076,081)	(31,535,699)
Total distributions to shareholders	(24,282,096)	(33,409,031)

Capital share transactions:
Proceeds from sale of shares
A-Class	688,085	4,919,886
C-Class	541,231	2,965,796
P-Class	864,615	15,465,403
Institutional Class	59,917,546	187,411,653
Distributions reinvested
A-Class	288,764	503,570
C-Class	269,606	266,910
P-Class	613,207	925,053
Institutional Class	20,460,499	28,721,651
Cost of shares redeemed
A-Class	(4,764,003)	(4,115,443)
C-Class	(1,074,940)	(1,492,977)
P-Class	(3,597,595)	(14,526,672)
Institutional Class	(97,061,641)	(162,507,077)
Net increase (decrease) from capital share transactions	(22,854,626)	58,537,753
Net decrease in net assets	(19,504,724)	(58,364,106)

Net assets:
Beginning of period	436,859,566	495,223,672
End of period	$417,354,842	$436,859,566

Capital share activity:
Shares sold
A-Class	22,996	132,091
C-Class	18,462	79,841
P-Class	28,015	395,522
Institutional Class	1,944,590	4,970,480
Shares issued from reinvestment of distributions
A-Class	9,908	13,022
C-Class	9,332	6,928
P-Class	20,912	23,778
Institutional Class	691,698	734,856
Shares redeemed
A-Class	(155,963)	(112,310)
C-Class	(36,739)	(40,193)
P-Class	(118,430)	(390,592)
Institutional Class	(3,169,635)	(4,452,685)
Net increase (decrease) in shares	(734,854)	1,360,738

56 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RISK MANAGED REAL ESTATE FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Six Months Ended March 31, 2023[a]	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018
Per Share Data
Net asset value, beginning of period	$29.48	$36.87	$29.97	$34.11	$28.93	$29.70
Income (loss) from investment operations:
Net investment income (loss)[b]	.26	.23	.32	.31	.34	.41
Net gain (loss) on investments (realized and unrealized)	1.57	(5.35)	8.86	(2.53)	5.65	.38
Total from investment operations	1.83	(5.12)	9.18	(2.22)	5.99	.79
Less distributions from:
Net investment income	(.41)	(.55)	(.54)	(.63)	(.55)	(.52)
Net realized gains	(1.29)	(1.72)	(1.74)	(1.29)	(.26)	(1.04)
Total distributions	(1.70)	(2.27)	(2.28)	(1.92)	(.81)	(1.56)
Net asset value, end of period	$29.61	$29.48	$36.87	$29.97	$34.11	$28.93

Total Return[c]	6.31%	(15.31%)	32.13%	(6.73%)	21.12%	2.70%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,438	$9,043	$10,098	$15,857	$16,682	$13,772
Ratios to average net assets:
Net investment income (loss)	1.73%	0.62%	0.95%	0.99%	1.09%	1.42%
Total expenses[d]	1.88%	1.62%	1.39%	1.71%	1.89%	1.78%
Net expenses[e,f,g]	1.82%	1.58%	1.38%	1.70%	1.88%	1.76%
Portfolio turnover rate	10%	47%	80%	180%	122%	107%

C-Class	Six Months Ended March 31, 2023[a]	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018
Per Share Data
Net asset value, beginning of period	$29.23	$36.55	$29.76	$33.88	$28.75	$29.54
Income (loss) from investment operations:
Net investment income (loss)[b]	.20	(.01)	.05	.08	.11	.15
Net gain (loss) on investments (realized and unrealized)	1.51	(5.30)	8.76	(2.53)	5.60	.42
Total from investment operations	1.71	(5.31)	8.81	(2.45)	5.71	.57
Less distributions from:
Net investment income	(.28)	(.29)	(.28)	(.38)	(.32)	(.32)
Net realized gains	(1.29)	(1.72)	(1.74)	(1.29)	(.26)	(1.04)
Total distributions	(1.57)	(2.01)	(2.02)	(1.67)	(.58)	(1.36)
Net asset value, end of period	$29.37	$29.23	$36.55	$29.76	$33.88	$28.75

Total Return[c]	5.95%	(15.93%)	31.05%	(7.48%)	20.23%	1.93%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,145	$5,382	$5,029	$2,446	$1,721	$867
Ratios to average net assets:
Net investment income (loss)	1.32%	(0.03%)	0.16%	0.26%	0.35%	0.53%
Total expenses[d]	2.50%	2.34%	2.21%	2.54%	2.73%	2.71%
Net expenses[e,f,g]	2.45%	2.31%	2.20%	2.51%	2.65%	2.53%
Portfolio turnover rate	10%	47%	80%	180%	122%	107%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 57

RISK MANAGED REAL ESTATE FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

P-Class	Six Months Ended March 31, 2023[a]	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018
Per Share Data
Net asset value, beginning of period	$29.63	$37.04	$30.12	$34.30	$29.09	$29.85
Income (loss) from investment operations:
Net investment income (loss)[b]	.29	.18	.29	.22	.60	.37
Net gain (loss) on investments (realized and unrealized)	1.55	(5.35)	8.91	(2.48)	5.42	.43
Total from investment operations	1.84	(5.17)	9.20	(2.26)	6.02	.80
Less distributions from:
Net investment income	(.39)	(.52)	(.54)	(.63)	(.55)	(.52)
Net realized gains	(1.29)	(1.72)	(1.74)	(1.29)	(.26)	(1.04)
Total distributions	(1.68)	(2.24)	(2.28)	(1.92)	(.81)	(1.56)
Net asset value, end of period	$29.79	$29.63	$37.04	$30.12	$34.30	$29.09

Total Return	6.28%	(15.35%)	32.03%	(6.81%)	21.12%	2.68%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$10,713	$12,716	$14,830	$12,152	$33,894	$4,217
Ratios to average net assets:
Net investment income (loss)	1.92%	0.48%	0.86%	0.70%	1.87%	1.29%
Total expenses[d]	1.87%	1.69%	1.47%	1.84%	1.93%	1.88%
Net expenses[e,f,g]	1.78%	1.64%	1.45%	1.78%	1.89%	1.78%
Portfolio turnover rate	10%	47%	80%	180%	122%	107%

58 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RISK MANAGED REAL ESTATE FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Institutional Class	Six Months Ended March 31, 2023[a]	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018
Per Share Data
Net asset value, beginning of period	$29.88	$37.34	$30.34	$34.51	$29.27	$30.04
Income (loss) from investment operations:
Net investment income (loss)[b]	.37	.34	.41	.41	.43	.46
Net gain (loss) on investments (realized and unrealized)	1.53	(5.42)	8.98	(2.58)	5.71	.43
Total from investment operations	1.90	(5.08)	9.39	(2.17)	6.14	.89
Less distributions from:
Net investment income	(.44)	(.66)	(.65)	(.71)	(.64)	(.62)
Net realized gains	(1.29)	(1.72)	(1.74)	(1.29)	(.26)	(1.04)
Total distributions	(1.73)	(2.38)	(2.39)	(2.00)	(.90)	(1.66)
Net asset value, end of period	$30.05	$29.88	$37.34	$30.34	$34.51	$29.27

Total Return	6.46%	(15.05%)	32.52%	(6.48%)	21.46%	2.98%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$395,058	$409,719	$465,267	$290,551	$200,301	$154,245
Ratios to average net assets:
Net investment income (loss)	2.41%	0.92%	1.18%	1.31%	1.38%	1.56%
Total expenses[d]	1.48%	1.30%	1.10%	1.43%	1.61%	1.51%
Net expenses[e,f,g]	1.42%	1.28%	1.10%	1.43%	1.60%	1.50%
Portfolio turnover rate	10%	47%	80%	180%	122%	107%

[a]	Unaudited figures for the period ended March 31, 2023. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]	The portion of the ratios of net expenses to average net assets attributable to recoupments of prior fee reductions or expense reimbursements for the years presented was as follows:

	03/31/23[a]	09/30/22	09/30/21	09/30/20	09/30/19	09/30/18
A-Class	0.03%	0.02%	0.01%	0.02%	0.03%	0.03%
C-Class	0.03%	0.03%	0.06%	0.04%	0.01%	0.01%
P-Class	0.01%	0.05%	0.06%	0.02%	0.02%	0.01%
Institutional Class	0.03%	0.01%	0.00%*	0.01%	0.01%	0.02%

*	Less than 0.01%.

[g]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

	03/31/23[a]	09/30/22	09/30/21	09/30/20	09/30/19	09/30/18
A-Class	1.27%	1.22%	1.21%	1.23%	1.27%	1.29%
C-Class	1.94%	1.95%	2.04%	2.05%	2.05%	2.05%
P-Class	1.27%	1.28%	1.29%	1.30%	1.30%	1.30%
Institutional Class	0.90%	0.92%	0.94%	0.96%	1.00%	1.03%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 59

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 31, 2023

SMALL CAP VALUE FUND

OBJECTIVE: Seeks long-term capital appreciation.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	July 11, 2008
C-Class	July 11, 2008
P-Class	May 1, 2015
Institutional Class	July 11, 2008

Ten Largest Holdings (% of Total Net Assets)
Pioneer Natural Resources Co.	3.3%
SPDR S&P Biotech ETF	2.4%
Euronet Worldwide, Inc.	2.1%
OGE Energy Corp.	1.9%
Rush Enterprises, Inc. — Class A	1.8%
H&E Equipment Services, Inc.	1.8%
MSC Industrial Direct Company, Inc. — Class A	1.6%
Mercury Systems, Inc.	1.6%
Black Hills Corp.	1.5%
Hancock Whitney Corp.	1.5%
Top Ten Total	19.5%

“Ten Largest Holdings” excludes any temporary cash investments.

60 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(concluded)	March 31, 2023

Average Annual Returns*

Periods Ended March 31, 2023

	6 Month†	1 Year	5 Year	10 Year
A-Class Shares	12.90%	(5.51%)	5.30%	6.20%
A-Class Shares with sales charge‡	7.55%	(10.01%)	4.28%	5.69%
C-Class Shares	12.47%	(6.26%)	4.52%	5.40%
C-Class Shares with CDSC§	11.47%	(7.16%)	4.52%	5.40%
Institutional Class Shares	13.05%	(5.25%)	5.57%	6.46%
Russell 2000 Value Index	7.70%	(12.96%)	4.55%	7.22%

	6 Month†	1 Year	5 Year	Since Inception (05/01/15)
P-Class Shares	12.91%	(5.49%)	5.33%	5.59%
Russell 2000 Value Index	7.70%	(12.96%)	4.55%	6.09%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Russell 2000 Value Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 61

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023
SMALL CAP VALUE FUND

	Shares	Value
COMMON STOCKS† - 95.2%

Financial - 26.5%
Hancock Whitney Corp.	2,662	$96,897
Physicians Realty Trust REIT	5,976	89,222
Old National Bancorp	6,104	88,020
Banc of California, Inc.	6,718	84,177
Cathay General Bancorp	2,298	79,327
First Merchants Corp.	2,369	78,059
Hanmi Financial Corp.	3,986	74,020
Texas Capital Bancshares, Inc.*	1,491	72,999
Stifel Financial Corp.	1,202	71,026
Axis Capital Holdings Ltd.	1,292	70,440
LXP Industrial Trust REIT	6,568	67,716
STAG Industrial, Inc. REIT	1,989	67,268
MGIC Investment Corp.	4,727	63,436
First American Financial Corp.	1,138	63,341
CNO Financial Group, Inc.	2,804	62,221
Prosperity Bancshares, Inc.	1,000	61,520
Unum Group	1,420	56,175
Apple Hospitality REIT, Inc.	3,604	55,934
Stewart Information Services Corp.	1,318	53,181
Simmons First National Corp. — Class A	2,770	48,447
Wintrust Financial Corp.	647	47,199
Independent Bank Group, Inc.	941	43,615
Sunstone Hotel Investors, Inc. REIT	4,196	41,456
United Bankshares, Inc.	1,016	35,763
Old Republic International Corp.	1,431	35,732
First Hawaiian, Inc.	1,649	34,019
Trustmark Corp.	1,275	31,492
United Community Banks, Inc.	1,088	30,595
RMR Group, Inc. — Class A	851	22,330
Piedmont Office Realty Trust, Inc. — Class A REIT	2,456	17,929
Heritage Insurance Holdings, Inc.	3,199	9,853
Total Financial		1,753,409

Industrial - 22.0%
Mercury Systems, Inc.*	2,055	105,051
GATX Corp.	846	93,077
Kirby Corp.*	1,324	92,283
MDU Resources Group, Inc.	2,991	91,166
Knight-Swift Transportation Holdings, Inc.	1,556	88,038
Daseke, Inc.*	10,726	82,912
Arcosa, Inc.	1,238	78,130
Sonoco Products Co.	1,269	77,409
Moog, Inc. — Class A	705	71,029
PGT Innovations, Inc.*	2,422	60,816
Belden, Inc.	691	59,958
Curtiss-Wright Corp.	334	58,871
Graphic Packaging Holding Co.	2,290	58,372
Summit Materials, Inc. — Class A*	2,005	57,123
Littelfuse, Inc.	196	52,546
Coherent Corp.*	1,361	51,827
Terex Corp.	1,071	51,815
Esab Corp.	761	44,953
EnerSys	504	43,787
Park Aerospace Corp.	3,229	43,430
Advanced Energy Industries, Inc.	410	40,180
Stoneridge, Inc.*	1,620	30,294
AZEK Company, Inc.*	956	22,504
Total Industrial		1,455,571

Consumer, Cyclical - 12.4%
Rush Enterprises, Inc. — Class A	2,208	120,557
H&E Equipment Services, Inc.	2,683	118,669
MSC Industrial Direct Company, Inc. — Class A	1,266	106,344
Methode Electronics, Inc.	2,007	88,067
Alaska Air Group, Inc.*	1,937	81,277
Meritage Homes Corp.	333	38,881
UniFirst Corp.	216	38,066
Marriott Vacations Worldwide Corp.	274	36,951
Leggett & Platt, Inc.	1,073	34,207
Hawaiian Holdings, Inc.*	3,721	34,084
Lakeland Industries, Inc.	2,316	33,813
Newell Brands, Inc.	2,656	33,041
Whirlpool Corp.	228	30,101
Macy’s, Inc.	1,645	28,771
Total Consumer, Cyclical		822,829

Consumer, Non-cyclical - 11.1%
Euronet Worldwide, Inc.*	1,219	136,406
Encompass Health Corp.	1,725	93,323
Certara, Inc.*	3,533	85,181
Central Garden & Pet Co. — Class A*	1,707	66,692
Ingredion, Inc.	566	57,579
Enovis Corp.*	1,028	54,988
LivaNova plc*	1,168	50,902
ICF International, Inc.	355	38,943
Perdoceo Education Corp.*	2,369	31,816
Integer Holdings Corp.*	370	28,675
Azenta, Inc.*	620	27,664
Pacira BioSciences, Inc.*	553	22,568
Jazz Pharmaceuticals plc*	146	21,364
Ironwood Pharmaceuticals, Inc. — Class A*	1,968	20,703
Total Consumer, Non-cyclical		736,804

Energy - 5.7%
Pioneer Natural Resources Co.	1,067	217,924
CNX Resources Corp.*	4,477	71,722
Ranger Oil Corp. — Class A	1,598	65,262
Patterson-UTI Energy, Inc.	2,184	25,553
Total Energy		380,461

Utilities - 5.7%
OGE Energy Corp.	3,323	125,144
Black Hills Corp.	1,557	98,247
Spire, Inc.	853	59,829
Avista Corp.	1,124	47,714
ALLETE, Inc.	681	43,836
Total Utilities		374,770

62 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	March 31, 2023
SMALL CAP VALUE FUND

	Shares	Value
Technology - 5.4%
Science Applications International Corp.	821	$88,224
Amkor Technology, Inc.	2,925	76,109
MACOM Technology Solutions Holdings, Inc.*	987	69,919
Silicon Laboratories, Inc.*	271	47,449
Power Integrations, Inc.	484	40,966
Conduent, Inc.*	10,867	37,274
Total Technology		359,941

Basic Materials - 4.5%
Huntsman Corp.	3,257	89,112
Avient Corp.	2,031	83,596
Ashland, Inc.	703	72,205
Commercial Metals Co.	1,061	51,883
Total Basic Materials		296,796

Communications - 1.9%
Ciena Corp.*	1,082	56,827
TEGNA, Inc.	2,358	39,874
Gray Television, Inc.	3,089	26,936
Total Communications		123,637

Total Common Stocks
(Cost $6,314,971)		6,304,218

CONVERTIBLE PREFERRED STOCKS††† - 0.0%
Industrial - 0.0%
Thermoenergy Corp.*,1	6,250	—

Total Convertible Preferred Stocks
(Cost $5,968)		—

RIGHTS† - 0.1%
Basic Materials - 0.1%
Pan American Silver Corp.*	17,705	9,738
Total Rights
(Cost $—)		9,738

EXCHANGE-TRADED FUNDS† - 2.4%
SPDR S&P Biotech ETF	2,111	160,879
Total Exchange-Traded Funds
(Cost $174,440)		160,879

MONEY MARKET FUND† - 2.2%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 4.43%[2]	142,553	142,553
Total Money Market Fund
(Cost $142,553)		142,553

Total Investments - 99.9%
(Cost $6,637,932)		$6,617,388
Other Assets & Liabilities, net - 0.1%		6,466
Total Net Assets - 100.0%		$6,623,854

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
[1]

PIPE (Private Investment in Public Equity) - Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.

[2]	Rate indicated is the 7-day yield as of March 31, 2023.
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2023 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$6,304,218	$—	$—		$6,304,218
Convertible Preferred Stocks	—	—	—	*	—
Rights	9,738	—	—		9,738
Exchange-Traded Funds	160,879	—	—		160,879
Money Market Fund	142,553	—	—		142,553
Total Assets	$6,617,388	$—	$—		$6,617,388

*	Security has a market value of $0.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 63

SMALL CAP VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2023

Assets:
Investments, at value (cost $6,637,932)	$6,617,388
Prepaid expenses	34,741
Receivables:
Dividends	15,471
Investment Adviser	10,588
Fund shares sold	2,741
Interest	945
Total assets	6,681,874

Liabilities:
Payable for:
Fund shares redeemed	34,787
Professional fees	12,751
Fund accounting/administration fees	4,194
Transfer agent/maintenance fees	2,002
Distribution and service fees	1,334
Trustees’ fees*	1,141
Miscellaneous	1,811
Total liabilities	58,020
Net assets	$6,623,854

Net assets consist of:
Paid in capital	$6,106,359
Total distributable earnings (loss)	517,495
Net assets	$6,623,854

A-Class:
Net assets	$4,384,295
Capital shares outstanding	289,848
Net asset value per share	$15.13
Maximum offering price per share (Net asset value divided by 95.25%)	$15.88

C-Class:
Net assets	$430,621
Capital shares outstanding	31,362
Net asset value per share	$13.73

P-Class:
Net assets	$187,232
Capital shares outstanding	12,224
Net asset value per share	$15.32

Institutional Class:
Net assets	$1,621,706
Capital shares outstanding	119,774
Net asset value per share	$13.54

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended March 31, 2023

Investment Income:
Dividends	$94,487
Interest	5,197
Total investment income	99,684

Expenses:
Management fees	29,438
Distribution and service fees:
A-Class	5,509
C-Class	2,443
P-Class	218
Transfer agent/maintenance fees:
A-Class	9,699
C-Class	1,203
P-Class	445
Institutional Class	5,341
Registration fees	37,470
Professional fees	19,189
Trustees’ fees*	7,193
Fund accounting/administration fees	6,096
Custodian fees	1,897
Line of credit fees	112
Miscellaneous	2,536
Total expenses	128,789
Less:
Expenses reimbursed by Adviser:
A-Class	(28,606)
C-Class	(3,315)
P-Class	(1,190)
Institutional Class	(16,745)
Expenses waived by Adviser	(30,654)
Total waived/reimbursed expenses	(80,510)
Net expenses	48,279
Net investment income	51,405

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	522,558
Net realized gain	522,558
Net change in unrealized appreciation (depreciation) on:
Investments	133,050
Net change in unrealized appreciation (depreciation)	133,050
Net realized and unrealized gain	655,608
Net increase in net assets resulting from operations	$707,013

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

64 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SMALL CAP VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022
Increase (Decrease) in Net Assets from Operations:
Net investment income	$51,405	$59,972
Net realized gain on investments	522,558	418,401
Net change in unrealized appreciation (depreciation) on investments	133,050	(1,359,821)
Net increase (decrease) in net assets resulting from operations	707,013	(881,448)

Distributions to shareholders:
A-Class	(204,624)	(18,984)
C-Class	(21,650)	(3,436)
P-Class	(7,239)	(229)
Institutional Class	(95,567)	(8,467)
Total distributions to shareholders	(329,080)	(31,116)

Capital share transactions:
Proceeds from sale of shares
A-Class	226,589	407,538
C-Class	8,159	41,313
P-Class	44,502	110,889
Institutional Class	3,183,036	1,337,253
Distributions reinvested
A-Class	199,088	18,496
C-Class	21,650	3,410
P-Class	7,117	217
Institutional Class	95,567	8,466
Cost of shares redeemed
A-Class	(210,302)	(555,575)
C-Class	(112,389)	(273,299)
P-Class	(10,477)	(4,885)
Institutional Class	(3,735,635)	(505,781)
Net increase (decrease) from capital share transactions	(283,095)	588,042
Net increase (decrease) in net assets	94,838	(324,522)

Net assets:
Beginning of period	6,529,016	6,853,538
End of period	$6,623,854	$6,529,016

Capital share activity:
Shares sold
A-Class	14,279	25,122
C-Class	573	2,809
P-Class	2,790	6,839
Institutional Class	225,296	90,568
Shares issued from reinvestment of distributions
A-Class	13,229	1,152
C-Class	1,581	233
P-Class	467	13
Institutional Class	7,100	586
Shares redeemed
A-Class	(13,345)	(34,430)
C-Class	(7,696)	(18,423)
P-Class	(661)	(297)
Institutional Class	(273,960)	(35,975)
Net increase (decrease) in shares	(30,347)	38,197

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 65

SMALL CAP VALUE FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Six Months Ended March 31, 2023[a]	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018
Per Share Data
Net asset value, beginning of period	$14.06	$15.93	$10.61	$12.86	$15.56	$15.74
Income (loss) from investment operations:
Net investment income (loss)[b]	.10	.13	.07	.06	.10	.04
Net gain (loss) on investments (realized and unrealized)	1.71	(1.93)	5.37	(1.87)	(1.28)	.91
Total from investment operations	1.81	(1.80)	5.44	(1.81)	(1.18)	.95
Less distributions from:
Net investment income	(.17)	—	(.12)	(.18)	(.19)	(.15)
Net realized gains	(.57)	(.07)	—	(.26)	(1.33)	(.98)
Total distributions	(.74)	(.07)	(.12)	(.44)	(1.52)	(1.13)
Net asset value, end of period	$15.13	$14.06	$15.93	$10.61	$12.86	$15.56

Total Return[c]	12.90%	(11.36%)	51.48%	(14.79%)	(6.14%)	6.32%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,384	$3,876	$4,521	$3,390	$9,751	$11,931
Ratios to average net assets:
Net investment income (loss)	1.25%	0.80%	0.47%	0.54%	0.75%	0.29%
Total expenses[d]	3.35%	3.50%	4.07%	3.23%	2.27%	2.09%
Net expenses[e,f,g]	1.27%	1.30%	1.30%	1.30%	1.30%	1.03%
Portfolio turnover rate	51%	37%	28%	40%	78%	18%

C-Class	Six Months Ended March 31, 2023[a]	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018
Per Share Data
Net asset value, beginning of period	$12.76	$14.57	$9.69	$11.75	$14.30	$14.51
Income (loss) from investment operations:
Net investment income (loss)[b]	.03	—	(.03)	(.02)	— [h]	(.07)
Net gain (loss) on investments (realized and unrealized)	1.56	(1.74)	4.91	(1.73)	(1.18)	.84
Total from investment operations	1.59	(1.74)	4.88	(1.75)	(1.18)	.77
Less distributions from:
Net investment income	(.05)	—	—	(.05)	(.04)	—
Net realized gains	(.57)	(.07)	—	(.26)	(1.33)	(.98)
Total distributions	(.62)	(.07)	—	(.31)	(1.37)	(.98)
Net asset value, end of period	$13.73	$12.76	$14.57	$9.69	$11.75	$14.30

Total Return[c]	12.47%	(12.02%)	50.36%	(15.43%)	(6.89%)	5.57%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$431	$471	$762	$765	$1,593	$2,884
Ratios to average net assets:
Net investment income (loss)	0.47%	(0.02%)	(0.25%)	(0.14%)	0.01%	(0.50%)
Total expenses[d]	4.16%	4.41%	5.04%	4.33%	3.09%	2.94%
Net expenses[e,f,g]	2.02%	2.05%	2.05%	2.06%	2.05%	2.05%
Portfolio turnover rate	51%	37%	28%	40%	78%	18%

66 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SMALL CAP VALUE FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

P-Class	Six Months Ended March 31, 2023[a]	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018
Per Share Data
Net asset value, beginning of period	$14.17	$16.05	$10.75	$13.01	$15.73	$15.76
Income (loss) from investment operations:
Net investment income (loss)[b]	.10	.16	.07	.05	.09	.05
Net gain (loss) on investments (realized and unrealized)	1.73	(1.97)	5.42	(1.86)	(1.29)	.90
Total from investment operations	1.83	(1.81)	5.49	(1.81)	(1.20)	.95
Less distributions from:
Net investment income	(.11)	—	(.19)	(.19)	(.19)	—
Net realized gains	(.57)	(.07)	—	(.26)	(1.33)	(.98)
Total distributions	(.68)	(.07)	(.19)	(.45)	(1.52)	(.98)
Net asset value, end of period	$15.32	$14.17	$16.05	$10.75	$13.01	$15.73

Total Return	12.91%	(11.34%)	51.46%	(14.66%)	(6.18%)	6.30%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$187	$136	$49	$26	$47	$15
Ratios to average net assets:
Net investment income (loss)	1.29%	1.00%	0.48%	0.46%	0.72%	0.30%
Total expenses[d]	3.42%	3.82%	4.39%	4.07%	2.73%	2.79%
Net expenses[e,f,g]	1.27%	1.29%	1.30%	1.30%	1.28%	1.30%
Portfolio turnover rate	51%	37%	28%	40%	78%	18%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 67

SMALL CAP VALUE FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Institutional Class	Six Months Ended March 31, 2023[a]	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018
Per Share Data
Net asset value, beginning of period	$12.68	$14.33	$9.54	$11.60	$14.24	$14.50
Income (loss) from investment operations:
Net investment income (loss)[b]	.11	.16	.10	.09	.12	.07
Net gain (loss) on investments (realized and unrealized)	1.54	(1.74)	4.81	(1.68)	(1.20)	.84
Total from investment operations	1.65	(1.58)	4.91	(1.59)	(1.08)	.91
Less distributions from:
Net investment income	(.22)	—	(.12)	(.21)	(.23)	(.19)
Net realized gains	(.57)	(.07)	—	(.26)	(1.33)	(.98)
Total distributions	(.79)	(.07)	(.12)	(.47)	(1.56)	(1.17)
Net asset value, end of period	$13.54	$12.68	$14.33	$9.54	$11.60	$14.24

Total Return	13.05%	(11.10%)	51.78%	(14.54%)	(5.96%)	6.64%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,622	$2,046	$1,522	$892	$3,143	$3,798
Ratios to average net assets:
Net investment income (loss)	1.55%	1.13%	0.75%	0.82%	0.99%	0.50%
Total expenses[d]	3.01%	3.24%	3.80%	2.86%	2.09%	1.91%
Net expenses[e,f,g]	1.02%	1.04%	1.05%	1.05%	1.05%	1.05%
Portfolio turnover rate	51%	37%	28%	40%	78%	18%

[a]	Unaudited figures for the period ended March 31, 2023. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]	The portion of the ratios of net expenses to average net assets attributable to recoupments of prior fee reductions or expense reimbursements for the years presented was as follows

	03/31/23[a]	09/30/22	09/30/21	09/30/20	09/30/19	09/30/18
A-Class	—	0.01%	—	—	—	—
C-Class	—	0.01%	—	—	—	—
P-Class	—	0.02%	—	—	—	—
Institutional Class	—	0.02%	—	—	—	—

[g]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

	03/31/23[a]	09/30/22	09/30/21	09/30/20	09/30/19	09/30/18
A-Class	1.27%	1.29%	1.30%	1.30%	1.30%	1.30%
C-Class	2.02%	2.04%	2.05%	2.05%	2.05%	2.05%
P-Class	1.27%	1.29%	1.30%	1.30%	1.28%	1.30%
Institutional Class	1.02%	1.04%	1.05%	1.05%	1.05%	1.05%

[h]	Less than $0.01 per share.

68 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 31, 2023

STYLEPLUS—LARGE CORE FUND

OBJECTIVE: Seeks long-term growth of capital.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

Inception Dates:
A-Class	September 10, 1962
C-Class	January 29, 1999
P-Class	May 1, 2015
Institutional Class	March 1, 2012

Ten Largest Holdings (% of Total Net Assets)
Guggenheim Strategy Fund III	34.0%
Guggenheim Strategy Fund II	23.4%
Guggenheim Ultra Short Duration Fund — Institutional Class	16.9%
Apple, Inc.	1.6%
Microsoft Corp.	1.2%
Alphabet, Inc. — Class C	0.7%
Exxon Mobil Corp.	0.5%
Visa, Inc. — Class A	0.4%
JPMorgan Chase & Co.	0.4%
Amazon.com, Inc.	0.4%
Top Ten Total	79.5%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 69

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(concluded)	March 31, 2023

Average Annual Returns*

Periods Ended March 31, 2023

	6 Month†	1 Year	5 Year	10 Year
A-Class Shares	16.26%	(9.61%)	9.38%	11.29%
A-Class Shares with sales charge‡	10.72%	(13.90%)	8.32%	10.75%
C-Class Shares	15.80%	(10.37%)	8.39%	10.27%
C-Class Shares with CDSC§	15.16%	(10.87%)	8.39%	10.27%
Institutional Class Shares	16.35%	(9.45%)	9.61%	11.55%
S&P 500 Index	15.62%	(7.73%)	11.19%	12.24%

	6 Month†	1 Year	5 Year	Since Inception (05/01/15)
P-Class Shares	16.15%	(9.79%)	9.21%	9.54%
S&P 500 Index	15.62%	(7.73%)	11.19%	10.87%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P 500 Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

70 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023
STYLEPLUS—LARGE CORE FUND

	Shares	Value
COMMON STOCKS† - 20.0%

Technology - 6.4%
Apple, Inc.	19,705	$3,249,236
Microsoft Corp.	8,324	2,399,809
QUALCOMM, Inc.	4,690	598,350
Texas Instruments, Inc.	2,965	551,520
Microchip Technology, Inc.	5,689	476,624
NXP Semiconductor N.V.	2,538	473,274
NVIDIA Corp.	1,622	450,543
Akamai Technologies, Inc.*	5,629	440,751
Qorvo, Inc.*	4,150	421,516
NetApp, Inc.	6,430	410,556
Skyworks Solutions, Inc.	3,215	379,306
KLA Corp.	929	370,829
Adobe, Inc.*	908	349,916
ON Semiconductor Corp.*	4,062	334,384
Applied Materials, Inc.	2,549	313,094
Cognizant Technology Solutions Corp. — Class A	5,022	305,990
Broadcom, Inc.	467	299,599
Seagate Technology Holdings plc	4,367	288,746
Analog Devices, Inc.	1,456	287,152
Micron Technology, Inc.	4,500	271,530
Lam Research Corp.	370	196,144
HP, Inc.	5,477	160,750
Salesforce, Inc.*	658	131,455
Total Technology		13,161,074

Consumer, Non-cyclical - 3.6%
Merck & Company, Inc.	6,115	650,575
Pfizer, Inc.	14,733	601,106
Bristol-Myers Squibb Co.	7,282	504,715
Gilead Sciences, Inc.	5,973	495,580
Amgen, Inc.	2,023	489,061
Philip Morris International, Inc.	5,028	488,973
Vertex Pharmaceuticals, Inc.*	1,517	477,961
Hologic, Inc.*	5,258	424,320
Quest Diagnostics, Inc.	2,986	422,459
Altria Group, Inc.	9,129	407,336
Incyte Corp.*	5,475	395,678
United Rentals, Inc.	938	371,223
Organon & Co.	13,630	320,578
Johnson & Johnson	1,932	299,460
Laboratory Corporation of America Holdings	1,096	251,444
UnitedHealth Group, Inc.	460	217,392
Molina Healthcare, Inc.*	780	208,642
HCA Healthcare, Inc.	495	130,522
PayPal Holdings, Inc.*	1,625	123,402
Abbott Laboratories	1,176	119,082
Total Consumer, Non-cyclical		7,399,509

Consumer, Cyclical - 3.1%
Home Depot, Inc.	1,993	588,174
Lowe’s Companies, Inc.	2,831	566,115
Yum! Brands, Inc.	3,480	459,639
PACCAR, Inc.	6,007	439,713
Lennar Corp. — Class A	3,646	383,231
DR Horton, Inc.	3,915	382,457
Tesla, Inc.*	1,822	377,992
NVR, Inc.*	65	362,192
PulteGroup, Inc.	6,178	360,054
BorgWarner, Inc.	7,138	350,547
McDonald’s Corp.	1,207	337,489
WW Grainger, Inc.	429	295,499
Cummins, Inc.	1,225	292,628
O’Reilly Automotive, Inc.*	341	289,502
Darden Restaurants, Inc.	1,392	215,983
Domino’s Pizza, Inc.	636	209,797
Bath & Body Works, Inc.	5,669	207,372
AutoZone, Inc.*	84	206,485
Starbucks Corp.	1,169	121,728
Total Consumer, Cyclical		6,446,597

Communications - 2.2%
Alphabet, Inc. — Class C*	13,256	1,378,624
Amazon.com, Inc.*	7,831	808,864
Cisco Systems, Inc.	13,223	691,233
VeriSign, Inc.*	2,147	453,725
Juniper Networks, Inc.	10,134	348,812
F5, Inc.*	2,258	328,968
Meta Platforms, Inc. — Class A*	1,511	320,241
Booking Holdings, Inc.*	55	145,883
Total Communications		4,476,350

Industrial - 2.1%
Illinois Tool Works, Inc.	2,043	497,368
3M Co.	4,336	455,757
Carrier Global Corp.	9,597	439,063
Otis Worldwide Corp.	5,200	438,880
Lockheed Martin Corp.	917	433,493
Snap-on, Inc.	1,698	419,219
Packaging Corporation of America	2,979	413,575
Masco Corp.	8,004	397,959
Sealed Air Corp.	7,284	334,408
Caterpillar, Inc.	978	223,806
Textron, Inc.	2,817	198,965
Allegion plc	1,684	179,733
Total Industrial		4,432,226

Financial - 1.4%
Visa, Inc. — Class A	3,808	858,552
JPMorgan Chase & Co.	6,460	841,803
Bank of New York Mellon Corp.	8,860	402,598
Mastercard, Inc. — Class A	860	312,532
Berkshire Hathaway, Inc. — Class B*	858	264,925
State Street Corp.	2,510	189,982
Prologis, Inc. REIT	1,103	137,621
Total Financial		3,008,013

Energy - 1.1%
Exxon Mobil Corp.	8,544	936,935
Marathon Petroleum Corp.	3,614	487,276

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 71

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
STYLEPLUS—LARGE CORE FUND

	Shares	Value
Valero Energy Corp.	3,329	$464,728
Phillips 66	2,753	279,099
Occidental Petroleum Corp.	3,709	231,553
Total Energy		2,399,591

Basic Materials - 0.1%
LyondellBasell Industries N.V. — Class A	1,502	141,023

Total Common Stocks
(Cost $39,663,568)		41,464,383

MUTUAL FUNDS† - 74.3%
Guggenheim Strategy Fund III[1]	2,902,852	70,394,157
Guggenheim Strategy Fund II1	1,994,011	48,275,009
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	3,602,432	34,979,619
Total Mutual Funds
(Cost $156,863,318)		153,648,785

MONEY MARKET FUND† - 4.5%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 4.43%[2]	9,218,981	9,218,981
Total Money Market Fund
(Cost $9,218,981)		9,218,981

Total Investments - 98.8%
(Cost $205,745,867)		$204,332,149
Other Assets & Liabilities, net - 1.2%		2,402,866
Total Net Assets - 100.0%		$206,735,015

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
S&P 500 Index Mini Futures Contracts	29	Jun 2023	$5,999,738	$357,495

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Wells Fargo Bank, N.A.	S&P 500 Total Return Index	Pay	5.14% (Federal Funds Rate + 0.31%)	At Maturity	01/29/24	18,323	$161,067,965	$13,446,553

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer.
[2]	Rate indicated is the 7-day yield as of March 31, 2023.
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

72 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	March 31, 2023
STYLEPLUS—LARGE CORE FUND

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2023 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$41,464,383	$—	$—	$41,464,383
Mutual Funds	153,648,785	—	—	153,648,785
Money Market Fund	9,218,981	—	—	9,218,981
Equity Futures Contracts**	357,495	—	—	357,495
Equity Index Swap Agreements**	—	13,446,553	—	13,446,553
Total Assets	$204,689,644	$13,446,553	$—	$218,136,197

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles’ annual report on Form N-CSR dated September 30, 2022, is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000182126822000340/gug84768.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended March 31, 2023, in which the company is an affiliated issuer, were as follows:

Security Name	Value 09/30/22	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/23	Shares 03/31/23	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$57,201,913	$11,132,464	$(20,648,234)	$(652,333)	$1,241,199	$48,275,009	1,994,011	$1,359,005
Guggenheim Strategy Fund III	67,311,123	4,115,306	(1,659,994)	(63,265)	690,987	70,394,157	2,902,852	1,683,415
Guggenheim Ultra Short Duration Fund — Institutional Class	33,794,274	759,789	—	—	425,556	34,979,619	3,602,432	756,113
	$158,307,310	$16,007,559	$(22,308,228)	$(715,598)	$2,357,742	$153,648,785		$3,798,533

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 73

STYLEPLUS—LARGE CORE FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2023

Assets:
Investments in unaffiliated issuers, at value (cost $48,882,549)	$50,683,364
Investments in affiliated issuers, at value (cost $156,863,318)	153,648,785
Segregated cash with broker	530,000
Unrealized appreciation on OTC swap agreements	13,446,553
Prepaid expenses	59,489
Receivables:
Securities sold	910,000
Dividends	695,222
Variation margin on futures contracts	83,738
Interest	15,409
Total assets	220,072,560

Liabilities:
Overdraft due to custodian bank	385
Segregated cash due to broker	9,380,000
Payable for:
Swap settlement	1,810,453
Securities purchased	1,607,670
Fund shares redeemed	283,407
Management fees	120,114
Distribution and service fees	41,792
Fund accounting and administration fees	10,768
Trustees’ fees*	5,636
Transfer agent fees	234
Miscellaneous	77,086
Total liabilities	13,337,545
Net assets	$206,735,015

Net assets consist of:
Paid in capital	$231,279,875
Total distributable earnings (loss)	(24,544,860)
Net assets	$206,735,015

A-Class:
Net assets	$199,972,519
Capital shares outstanding	11,361,510
Net asset value per share	$17.60
Maximum offering price per share (Net asset value divided by 95.25%)	$18.48

C-Class:
Net assets	$749,285
Capital shares outstanding	85,321
Net asset value per share	$8.78

P-Class:
Net assets	$203,591
Capital shares outstanding	11,821
Net asset value per share	$17.22

Institutional Class:
Net assets	$5,809,620
Capital shares outstanding	335,136
Net asset value per share	$17.34

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended March 31, 2023

Investment Income:
Dividends from securities of unaffiliated issuers (net of foreign withholding tax of $674)	$404,127
Dividends from securities of affiliated issuers	3,798,533
Interest	111,892
Total investment income	4,314,552

Expenses:
Management fees	762,429
Distribution and service fees:
A-Class	246,395
C-Class	4,924
P-Class	299
Transfer agent/maintenance fees:
A-Class	119,832
C-Class	762
P-Class	299
Institutional Class	2,898
Interest expense	83,644
Fund accounting and administration fees	46,673
Professional fees	28,242
Custodian fees	9,950
Trustees’ fees*	7,386
Line of credit fees	5,938
Miscellaneous	46,244
Total expenses	1,365,915
Less:
Expenses waived by Adviser	(42,781)
Earnings credits applied	(3,186)
Total waived expenses	(45,967)
Net expenses	1,319,948
Net investment income	2,994,604

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	220,995
Investments in affiliated issuers	(715,598)
Swap agreements	(34,572,573)
Futures contracts	(195,281)
Net realized loss	(35,262,457)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	5,614,231
Investments in affiliated issuers	2,357,742
Swap agreements	54,236,739
Futures contracts	597,244
Net change in unrealized appreciation (depreciation)	62,805,956
Net realized and unrealized gain	27,543,499
Net increase in net assets resulting from operations	$30,538,103

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

74 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STYLEPLUS—LARGE CORE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022
Increase (Decrease) in Net Assets from Operations:
Net investment income	$2,994,604	$1,667,535
Net realized gain (loss) on investments	(35,262,457)	60,035,690
Net change in unrealized appreciation (depreciation) on investments	62,805,956	(107,444,090)
Net increase (decrease) in net assets resulting from operations	30,538,103	(45,740,865)

Distributions to shareholders:
A-Class	(57,362,413)	(11,885,985)
C-Class	(480,274)	(54,594)
P-Class	(80,505)	(14,927)
Institutional Class	(1,403,582)	(322,926)
Total distributions to shareholders	(59,326,774)	(12,278,432)

Capital share transactions:
Proceeds from sale of shares
A-Class	997,814	4,911,344
C-Class	48,277	523,465
P-Class	2,220	123,406
Institutional Class	1,314,971	6,528,320
Distributions reinvested
A-Class	54,015,082	11,200,028
C-Class	480,152	54,594
P-Class	80,505	14,927
Institutional Class	1,391,827	301,038
Cost of shares redeemed
A-Class	(14,183,016)	(20,545,489)
C-Class	(457,752)	(181,556)
P-Class	(88,886)	(154,507)
Institutional Class	(1,166,984)	(6,385,546)
Net increase (decrease) from capital share transactions	42,434,210	(3,609,976)
Net increase (decrease) in net assets	13,645,539	(61,629,273)

Net assets:
Beginning of period	193,089,476	254,718,749
End of period	$206,735,015	$193,089,476

Capital share activity:
Shares sold
A-Class	55,760	184,289
C-Class	5,413	32,562
P-Class	132	4,730
Institutional Class	77,052	245,318
Shares issued from reinvestment of distributions
A-Class	3,255,882	394,367
C-Class	57,850	2,980
P-Class	4,957	534
Institutional Class	85,231	10,717
Shares redeemed
A-Class	(778,914)	(788,816)
C-Class	(51,580)	(10,107)
P-Class	(5,535)	(5,888)
Institutional Class	(59,700)	(254,438)
Net increase (decrease) in shares	2,646,548	(183,752)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 75

STYLEPLUS—LARGE CORE FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Six Months Ended March 31, 2023[a]	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018
Per Share Data
Net asset value, beginning of period	$21.18	$27.35	$23.01	$20.48	$24.78	$25.23
Income (loss) from investment operations:
Net investment income (loss)[b]	.28	.18	.06	.17	.30	.30
Net gain (loss) on investments (realized and unrealized)	2.76	(5.02)	6.46	2.70	(.72)	3.52
Total from investment operations	3.04	(4.84)	6.52	2.87	(.42)	3.82
Less distributions from:
Net investment income	(.22)	(.08)	(.19)	(.31)	(.30)	(.24)
Net realized gains	(6.40)	(1.25)	(1.99)	(.03)	(3.58)	(4.03)
Total distributions	(6.62)	(1.33)	(2.18)	(.34)	(3.88)	(4.27)
Net asset value, end of period	$17.60	$21.18	$27.35	$23.01	$20.48	$24.78

Total Return[c]	16.26%	(18.94%)	29.91%	14.18%	1.50%	16.60%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$199,973	$186,957	$247,243	$204,428	$196,563	$217,697
Ratios to average net assets:
Net investment income (loss)	2.95%	0.68%	0.23%	0.79%	1.48%	1.27%
Total expenses[d]	1.34%	1.20%	1.23%	1.32%	1.31%	1.34%
Net expenses[e]	1.30%	1.15%	1.17%	1.28%	1.28%	1.31%
Portfolio turnover rate	31%	62%	25%	69%	51%	46%

C-Class	Six Months Ended March 31, 2023[a]	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018
Per Share Data
Net asset value, beginning of period	$13.56	$18.03	$15.87	$14.22	$18.41	$19.74
Income (loss) from investment operations:
Net investment income (loss)[b]	.11	(.02)	(.11)	(.02)	.08	.06
Net gain (loss) on investments (realized and unrealized)	1.65	(3.20)	4.34	1.87	(.69)	2.69
Total from investment operations	1.76	(3.22)	4.23	1.85	(.61)	2.75
Less distributions from:
Net investment income	(.14)	—	(.08)	(.17)	—	(.05)
Net realized gains	(6.40)	(1.24)	(1.99)	(.03)	(3.58)	(4.03)
Total distributions	(6.54)	(1.24)	(2.07)	(.20)	(3.58)	(4.08)
Net asset value, end of period	$8.78	$13.57	$18.03	$15.87	$14.22	$18.41

Total Return[c]	15.80%	(19.69%)	28.69%	13.11%	0.60%	15.56%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$749	$999	$869	$1,019	$973	$1,239
Ratios to average net assets:
Net investment income (loss)	2.10%	(0.10%)	(0.67%)	(0.15%)	0.58%	0.33%
Total expenses[d]	2.17%	2.10%	2.15%	2.24%	2.23%	2.24%
Net expenses[e]	2.13%	2.04%	2.09%	2.20%	2.19%	2.21%
Portfolio turnover rate	31%	62%	25%	69%	51%	46%

76 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STYLEPLUS—LARGE CORE FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

P-Class	Six Months Ended March 31, 2023[a]	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018
Per Share Data
Net asset value, beginning of period	$20.83	$26.93	$22.69	$20.21	$24.49	$25.03
Income (loss) from investment operations:
Net investment income (loss)[b]	.26	.13	.02	.14	.29	.26
Net gain (loss) on investments (realized and unrealized)	2.71	(4.94)	6.38	2.67	(.73)	3.45
Total from investment operations	2.97	(4.81)	6.40	2.81	(.44)	3.71
Less distributions from:
Net investment income	(.18)	(.05)	(.17)	(.30)	(.26)	(.22)
Net realized gains	(6.40)	(1.24)	(1.99)	(.03)	(3.58)	(4.03)
Total distributions	(6.58)	(1.29)	(2.16)	(.33)	(3.84)	(4.25)
Net asset value, end of period	$17.22	$20.83	$26.93	$22.69	$20.21	$24.49

Total Return	16.15%	(19.09%)	29.79%	13.98%	1.47%	16.23%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$204	$255	$347	$224	$236	$319
Ratios to average net assets:
Net investment income (loss)	2.76%	0.53%	0.09%	0.67%	1.45%	1.06%
Total expenses[d]	1.52%	1.36%	1.36%	1.46%	1.36%	1.56%
Net expenses[e]	1.48%	1.31%	1.30%	1.42%	1.33%	1.53%
Portfolio turnover rate	31%	62%	25%	69%	51%	46%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 77

STYLEPLUS—LARGE CORE FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Institutional Class	Six Months Ended March 31, 2023[a]	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018
Per Share Data
Net asset value, beginning of period	$20.98	$27.10	$22.83	$20.31	$24.65	$25.13
Income (loss) from investment operations:
Net investment income (loss)[b]	.29	.23	.10	.21	.35	.37
Net gain (loss) on investments (realized and unrealized)	2.74	(4.97)	6.40	2.70	(.75)	3.51
Total from investment operations	3.03	(4.74)	6.50	2.91	(.40)	3.88
Less distributions from:
Net investment income	(.27)	(.14)	(.24)	(.36)	(.36)	(.33)
Net realized gains	(6.40)	(1.24)	(1.99)	(.03)	(3.58)	(4.03)
Total distributions	(6.67)	(1.38)	(2.23)	(.39)	(3.94)	(4.36)
Net asset value, end of period	$17.34	$20.98	$27.10	$22.83	$20.31	$24.65

Total Return	16.35%	(18.78%)	30.12%	14.44%	1.74%	16.96%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,810	$4,878	$6,260	$3,344	$3,747	$6,826
Ratios to average net assets:
Net investment income (loss)	3.14%	0.88%	0.38%	1.01%	1.73%	1.57%
Total expenses[d]	1.14%	1.00%	1.06%	1.08%	1.09%	1.06%
Net expenses[e]	1.09%	0.95%	0.99%	1.04%	1.06%	1.03%
Portfolio turnover rate	31%	62%	25%	69%	51%	46%

[a]	Unaudited figures for the period ended March 31, 2023. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

78 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 31, 2023

STYLEPLUS—MID GROWTH FUND

OBJECTIVE: Seeks long-term growth of capital.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

Inception Dates:
A-Class	September 17, 1969
C-Class	January 29, 1999
P-Class	May 1, 2015
Institutional Class	March 1, 2012

Ten Largest Holdings (% of Total Net Assets)
Guggenheim Strategy Fund III	36.5%
Guggenheim Strategy Fund II	33.8%
Guggenheim Ultra Short Duration Fund — Institutional Class	3.1%
Lincoln Electric Holdings, Inc.	0.4%
Builders FirstSource, Inc.	0.4%
Murphy USA, Inc.	0.3%
United Therapeutics Corp.	0.3%
Lattice Semiconductor Corp.	0.3%
Simpson Manufacturing Company, Inc.	0.3%
Olin Corp.	0.3%
Top Ten Total	75.7%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 79

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(concluded)	March 31, 2023

Average Annual Returns*

Periods Ended March 31, 2023

	6 Month†	1 Year	5 Year	10 Year
A-Class Shares	18.15%	(9.16%)	7.36%	10.03%
A-Class Shares with sales charge‡	12.53%	(13.48%)	6.32%	9.50%
C-Class Shares	17.65%	(9.95%)	6.40%	9.06%
C-Class Shares with CDSC§	17.08%	(10.39%)	6.40%	9.06%
Institutional Class Shares	18.20%	(9.11%)	7.50%	10.15%
Russell Midcap Growth Index	16.67%	(8.52%)	9.07%	11.17%

	6 Month†	1 Year	5 Year	Since Inception (05/01/15)
P-Class Shares	17.92%	(9.57%)	7.16%	7.71%
Russell Midcap Growth Index	16.67%	(8.52%)	9.07%	9.16%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Russell Midcap Growth Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

80 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023
STYLEPLUS—MID GROWTH FUND

	Shares	Value
COMMON STOCKS† - 22.0%

Industrial - 6.1%
Lincoln Electric Holdings, Inc.	1,606	$271,575
Builders FirstSource, Inc.*	2,935	260,569
Simpson Manufacturing Company, Inc.	1,924	210,947
Eagle Materials, Inc.	1,395	204,716
Donaldson Company, Inc.	3,025	197,654
Belden, Inc.	2,235	193,931
Carlisle Companies, Inc.	832	188,090
Owens Corning	1,863	178,475
Timken Co.	2,119	173,165
UFP Industries, Inc.	2,050	162,914
Acuity Brands, Inc.	885	161,716
Lennox International, Inc.	599	150,517
Toro Co.	1,313	145,953
Littelfuse, Inc.	543	145,573
Mueller Industries, Inc.	1,980	145,490
Axon Enterprise, Inc.*	604	135,809
Louisiana-Pacific Corp.	2,304	124,900
Curtiss-Wright Corp.	679	119,680
Snap-on, Inc.	481	118,754
Hubbell, Inc.	458	111,436
Valmont Industries, Inc.	344	109,832
Masco Corp.	2,155	107,147
AGCO Corp.	747	100,995
EMCOR Group, Inc.	503	81,783
Keysight Technologies, Inc.*	477	77,026
Applied Industrial Technologies, Inc.	394	55,999
Novanta, Inc.*	184	29,272
Advanced Drainage Systems, Inc.	341	28,716
Total Industrial		3,992,634

Technology - 3.8%
Lattice Semiconductor Corp.*	2,263	216,044
Cirrus Logic, Inc.*	1,884	206,072
Power Integrations, Inc.	2,174	184,007
Microchip Technology, Inc.	1,661	139,159
Teradata Corp.*	3,415	137,556
Diodes, Inc.*	1,460	135,430
MACOM Technology Solutions Holdings, Inc.*	1,853	131,267
CommVault Systems, Inc.*	2,246	127,438
Rambus, Inc.*	2,438	124,972
Qualys, Inc.*	934	121,439
NXP Semiconductor N.V.	635	118,412
Silicon Laboratories, Inc.*	649	113,633
KLA Corp.	278	110,969
ON Semiconductor Corp.*	1,326	109,156
Amkor Technology, Inc.	4,124	107,306
ExlService Holdings, Inc.*	604	97,745
Manhattan Associates, Inc.*	555	85,942
Genpact Ltd.	1,513	69,931
Super Micro Computer, Inc.*	616	65,635
Dynatrace, Inc.*	1,073	45,388
Jack Henry & Associates, Inc.	287	43,256
Total Technology		2,490,757

Consumer, Cyclical - 3.7%
Murphy USA, Inc.	858	221,407
Boyd Gaming Corp.	2,914	186,846
MSC Industrial Direct Company, Inc. — Class A	2,071	173,964
Brunswick Corp.	2,091	171,462
Gentex Corp.	5,721	160,360
Deckers Outdoor Corp.*	355	159,590
Yum! Brands, Inc.	1,156	152,684
DR Horton, Inc.	1,323	129,244
Watsco, Inc.	392	124,719
Crocs, Inc.*	986	124,670
AutoNation, Inc.*	891	119,715
Churchill Downs, Inc.	444	114,130
Polaris, Inc.	988	109,302
Williams-Sonoma, Inc.	697	84,797
Wingstop, Inc.	433	79,490
Choice Hotels International, Inc.	615	72,072
WW Grainger, Inc.	86	59,237
O’Reilly Automotive, Inc.*	68	57,731
Harley-Davidson, Inc.	1,448	54,981
Cummins, Inc.	175	41,804
Asbury Automotive Group, Inc.*	188	39,480
Aramark	825	29,535
Total Consumer, Cyclical		2,467,220

Consumer, Non-cyclical - 3.6%
United Therapeutics Corp.*	972	217,689
Jazz Pharmaceuticals plc*	1,411	206,471
Exelixis, Inc.*	9,653	187,365
Neurocrine Biosciences, Inc.*	1,817	183,917
H&R Block, Inc.	4,590	161,797
Hologic, Inc.*	1,853	149,537
Quest Diagnostics, Inc.	1,032	146,007
Incyte Corp.*	1,932	139,625
Grand Canyon Education, Inc.*	1,182	134,630
Shockwave Medical, Inc.*	483	104,729
Halozyme Therapeutics, Inc.*	2,673	102,082
Darling Ingredients, Inc.*	1,651	96,419
Lantheus Holdings, Inc.*	1,158	95,604
Encompass Health Corp.	1,584	85,695
Medpace Holdings, Inc.*	373	70,143
QuidelOrtho Corp.*	731	65,125
WEX, Inc.*	347	63,810
AMN Healthcare Services, Inc.*	584	48,449
Service Corporation International	666	45,807
Molina Healthcare, Inc.*	162	43,333
Paylocity Holding Corp.*	155	30,811
Total Consumer, Non-cyclical		2,379,045

Energy - 1.6%
Antero Midstream Corp.	17,013	178,466
PDC Energy, Inc.	2,217	142,287
Marathon Petroleum Corp.	964	129,976
PBF Energy, Inc. — Class A	2,278	98,774
Matador Resources Co.	2,042	97,301

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 81

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
STYLEPLUS—MID GROWTH FUND

	Shares	Value
APA Corp.	2,314	$83,443
SM Energy Co.	2,745	77,299
Southwestern Energy Co.*	14,949	74,745
HF Sinclair Corp.	1,535	74,264
Occidental Petroleum Corp.	737	46,011
Valaris Ltd.*	447	29,082
Total Energy		1,031,648

Financial - 1.6%
International Bancshares Corp.	3,514	150,469
Evercore, Inc. — Class A	1,220	140,763
Cathay General Bancorp	3,997	137,976
Interactive Brokers Group, Inc. — Class A	1,666	137,545
Annaly Capital Management, Inc. REIT	6,474	123,718
Fulton Financial Corp.	7,891	109,054
Affiliated Managers Group, Inc.	509	72,492
Kinsale Capital Group, Inc.	241	72,336
Rexford Industrial Realty, Inc. REIT	732	43,664
First Bancorp	744	26,427
SouthState Corp.	183	13,041
Total Financial		1,027,485

Basic Materials - 1.0%
Olin Corp.	3,731	207,070
Reliance Steel & Aluminum Co.	422	108,344
Ingevity Corp.*	1,417	101,344
NewMarket Corp.	270	98,545
Westlake Corp.	553	64,137
Chemours Co.	2,137	63,982
RPM International, Inc.	496	43,271
Total Basic Materials		686,693

Communications - 0.3%
VeriSign, Inc.*	712	150,467
Nexstar Media Group, Inc. — Class A	366	63,194
Total Communications		213,661

Utilities - 0.3%
ONE Gas, Inc.	1,207	95,631
OGE Energy Corp.	2,370	89,254
Total Utilities		184,885

Total Common Stocks
(Cost $13,720,798)		14,474,028

MUTUAL FUNDS† - 73.4%
Guggenheim Strategy Fund III[1]	993,295	24,087,398
Guggenheim Strategy Fund II1	923,056	22,347,196
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	212,437	2,062,768
Total Mutual Funds
(Cost $49,154,277)		48,497,362

MONEY MARKET FUND† - 2.7%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 4.43%[2]	1,813,449	1,813,449
Total Money Market Fund
(Cost $1,813,449)		1,813,449

Total Investments - 98.1%
(Cost $64,688,524)		$64,784,839
Other Assets & Liabilities, net - 1.9%		1,283,441
Total Net Assets - 100.0%		$66,068,280

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
S&P MidCap 400 Index Mini Futures Contracts	3	Jun 2023	$759,000	$31,042
NASDAQ-100 Index Mini Futures Contracts	1	Jun 2023	266,015	24,709
S&P 500 Index Mini Futures Contracts	2	Jun 2023	413,775	24,655
			$1,438,790	$80,406

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Wells Fargo Bank, N.A.	Russell MidCap Growth Index Total Return	Pay	5.11% (Federal Funds Rate + 0.28%)	At Maturity	01/29/24	11,574	$51,723,627	$5,212,455

82 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
STYLEPLUS—MID GROWTH FUND

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer.
[2]	Rate indicated is the 7-day yield as of March 31, 2023.
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2023 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$14,474,028	$—	$—	$14,474,028
Mutual Funds	48,497,362	—	—	48,497,362
Money Market Fund	1,813,449	—	—	1,813,449
Equity Futures Contracts**	80,406	—	—	80,406
Equity Index Swap Agreements**	—	5,212,455	—	5,212,455
Total Assets	$64,865,245	$5,212,455	$—	$70,077,700

**	This derivative is reported as unrealized appreciation/depreciation at period end.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 83

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	March 31, 2023
STYLEPLUS—MID GROWTH FUND

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles’ annual report on Form N-CSR dated September 30, 2022, is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000182126822000340/gug84768.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended March 31, 2023, in which the company is an affiliated issuer, were as follows:

Security Name	Value 09/30/22	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/23	Shares 03/31/23	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$22,990,350	$10,144,943	$(11,005,518)	$(381,176)	$598,597	$22,347,196	923,056	$515,142
Guggenheim Strategy Fund III	24,117,173	4,238,964	(4,464,971)	(164,667)	360,899	24,087,398	993,295	552,006
Guggenheim Ultra Short Duration Fund — Institutional Class	1,992,867	44,805	—	—	25,096	2,062,768	212,437	44,609
	$49,100,390	$14,428,712	$(15,470,489)	$(545,843)	$984,592	$48,497,362		$1,111,757

84 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STYLEPLUS—MID GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2023

Assets:
Investments in unaffiliated issuers, at value (cost $15,534,247)	$16,287,477
Investments in affiliated issuers, at value (cost $49,154,277)	48,497,362
Cash	6,587
Segregated cash with broker	131,898
Unrealized appreciation on OTC swap agreements	5,212,455
Prepaid expenses	51,661
Receivables:
Dividends	221,669
Variation margin on futures contracts	23,590
Interest	4,429
Fund shares sold	188
Total assets	70,437,316

Liabilities:
Segregated cash due to broker	3,420,000
Payable for:
Swap settlement	566,971
Securities purchased	221,355
Fund shares redeemed	65,747
Management fees	40,751
Distribution and service fees	13,897
Fund accounting/administration fees	6,441
Transfer agent/maintenance fees	2,286
Trustees’ fees*	437
Miscellaneous	31,151
Total liabilities	4,369,036
Net assets	$66,068,280

Net assets consist of:
Paid in capital	$87,348,293
Total distributable earnings (loss)	(21,280,013)
Net assets	$66,068,280

A-Class:
Net assets	$64,472,163
Capital shares outstanding	2,244,680
Net asset value per share	$28.72
Maximum offering price per share (Net asset value divided by 95.25%)	$30.15

C-Class:
Net assets	$571,338
Capital shares outstanding	52,986
Net asset value per share	$10.78

P-Class:
Net assets	$58,643
Capital shares outstanding	2,092
Net asset value per share	$28.03

Institutional Class:
Net assets	$966,136
Capital shares outstanding	33,678
Net asset value per share	$28.69

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended March 31, 2023

Investment Income:
Dividends from securities of unaffiliated issuers (net of foreign withholding tax of $153)	$115,037
Dividends from securities of affiliated issuers	1,111,757
Interest	45,930
Total investment income	1,272,724

Expenses:
Management fees	244,269
Distribution and service fees:
A-Class	79,417
C-Class	3,185
P-Class	109
Transfer agent/maintenance fees:
A-Class	42,577
C-Class	665
P-Class	228
Institutional Class	1,401
Interest expense	41,041
Registration fees	31,486
Professional fees	22,070
Fund accounting/administration fees	18,087
Custodian fees	8,101
Trustees’ fees*	6,569
Line of credit fees	1,108
Miscellaneous	5,468
Total expenses	505,781
Less:
Expenses waived by Adviser	(2,523)
Earnings credits applied	(1,061)
Total waived expenses	(3,584)
Net expenses	502,197
Net investment income	770,527

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	(1,006,393)
Investments in affiliated issuers	(545,843)
Swap agreements	(21,516,254)
Futures contracts	(29,194)
Net realized loss	(23,097,684)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	3,971,465
Investments in affiliated issuers	984,592
Swap agreements	28,037,140
Futures contracts	207,637
Net change in unrealized appreciation (depreciation)	33,200,834
Net realized and unrealized gain	10,103,150
Net increase in net assets resulting from operations	$10,873,677

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 85

STYLEPLUS—MID GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022
Increase (Decrease) in Net Assets from Operations:
Net investment income	$770,527	$324,608
Net realized gain (loss) on investments	(23,097,684)	17,885,118
Net change in unrealized appreciation (depreciation) on investments	33,200,834	(50,489,951)
Net increase (decrease) in net assets resulting from operations	10,873,677	(32,280,225)

Distributions to shareholders:
A-Class	(18,424,696)	(6,756,571)
C-Class	(356,411)	(132,465)
P-Class	(34,001)	(15,261)
Institutional Class	(258,968)	(94,156)
Total distributions to shareholders	(19,074,076)	(6,998,453)

Capital share transactions:
Proceeds from sale of shares
A-Class	626,489	1,567,712
C-Class	14,372	27,151
P-Class	1,814	30,227
Institutional Class	139,129	430,972
Distributions reinvested
A-Class	17,671,252	6,449,689
C-Class	298,799	107,727
P-Class	34,001	15,261
Institutional Class	250,941	89,198
Cost of shares redeemed
A-Class	(13,022,204)	(10,782,195)
C-Class	(180,009)	(289,331)
P-Class	(66,024)	(102,638)
Institutional Class	(194,932)	(507,524)
Net increase (decrease) from capital share transactions	5,573,628	(2,963,751)
Net decrease in net assets	(2,626,771)	(42,242,429)

Net assets:
Beginning of period	68,695,051	110,937,480
End of period	$66,068,280	$68,695,051

Capital share activity:
Shares sold
A-Class	20,914	35,090
C-Class	1,197	1,116
P-Class	61	800
Institutional Class	4,874	10,243
Shares issued from reinvestment of distributions
A-Class	659,621	131,225
C-Class	29,643	3,936
P-Class	1,299	315
Institutional Class	9,384	1,814
Shares redeemed
A-Class	(394,101)	(256,009)
C-Class	(14,231)	(11,608)
P-Class	(2,509)	(2,436)
Institutional Class	(6,379)	(12,632)
Net increase (decrease) in shares	309,773	(98,146)

86 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STYLEPLUS—MID GROWTH FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Six Months Ended March 31, 2023[a]	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018
Per Share Data
Net asset value, beginning of period	$34.22	$52.73	$45.98	$39.64	$49.70	$47.34
Income (loss) from investment operations:
Net investment income (loss)[b]	.37	.16	(.02)	.19	.45	.41
Net gain (loss) on investments (realized and unrealized)	5.05	(15.32)	13.67	7.06	(1.58)	7.70
Total from investment operations	5.42	(15.16)	13.65	7.25	(1.13)	8.11
Less distributions from:
Net investment income	(.19)	—	(.20)	(.45)	(.41)	(.24)
Net realized gains	(10.73)	(3.35)	(6.70)	(.46)	(8.52)	(5.51)
Total distributions	(10.92)	(3.35)	(6.90)	(.91)	(8.93)	(5.75)
Net asset value, end of period	$28.72	$34.22	$52.73	$45.98	$39.64	$49.70

Total Return[c]	18.15%	(30.68%)	31.07%	18.57%	2.34%	18.51%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$64,472	$67,014	$107,983	$89,469	$83,027	$87,509
Ratios to average net assets:
Net investment income (loss)	2.37%	0.36%	(0.04%)	0.46%	1.13%	0.87%
Total expenses[d]	1.55%	1.32%	1.34%	1.45%	1.44%	1.55%
Net expenses[e]	1.54%	1.30%	1.28%	1.40%	1.41%	1.52%
Portfolio turnover rate	56%	72%	44%	82%	73%	52%

C-Class	Six Months Ended March 31, 2023[a]	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018
Per Share Data
Net asset value, beginning of period	$18.92	$30.92	$29.40	$25.66	$35.78	$35.64
Income (loss) from investment operations:
Net investment income (loss)[b]	.10	(.15)	(.29)	(.10)	.08	.02
Net gain (loss) on investments (realized and unrealized)	2.49	(8.50)	8.51	4.53	(1.68)	5.63
Total from investment operations	2.59	(8.65)	8.22	4.43	(1.60)	5.65
Less distributions from:
Net investment income	—	—	—	(.23)	—	—
Net realized gains	(10.73)	(3.35)	(6.70)	(.46)	(8.52)	(5.51)
Total distributions	(10.73)	(3.35)	(6.70)	(.69)	(8.52)	(5.51)
Net asset value, end of period	$10.78	$18.92	$30.92	$29.40	$25.66	$35.78

Total Return[c]	17.65%	(31.33%)	29.88%	17.53%	1.46%	17.51%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$571	$688	$1,327	$1,510	$1,683	$1,849
Ratios to average net assets:
Net investment income (loss)	1.54%	(0.59%)	(0.94%)	(0.39%)	0.30%	0.05%
Total expenses[d]	2.36%	2.25%	2.26%	2.32%	2.27%	2.33%
Net expenses[e]	2.35%	2.23%	2.20%	2.28%	2.24%	2.30%
Portfolio turnover rate	56%	72%	44%	82%	73%	52%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 87

STYLEPLUS—MID GROWTH FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

P-Class	Six Months Ended March 31, 2023[a]	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018
Per Share Data
Net asset value, beginning of period	$33.58	$51.96	$45.45	$39.17	$49.12	$46.83
Income (loss) from investment operations:
Net investment income (loss)[b]	.31	—	(.07)	.15	.41	.32
Net gain (loss) on investments (realized and unrealized)	4.94	(15.03)	13.51	6.99	(1.58)	7.61
Total from investment operations	5.25	(15.03)	13.44	7.14	(1.17)	7.93
Less distributions from:
Net investment income	(.07)	—	(.23)	(.40)	(.26)	(.13)
Net realized gains	(10.73)	(3.35)	(6.70)	(.46)	(8.52)	(5.51)
Total distributions	(10.80)	(3.35)	(6.93)	(.86)	(8.78)	(5.64)
Net asset value, end of period	$28.03	$33.58	$51.96	$45.45	$39.17	$49.12

Total Return	17.92%	(30.90%)	30.92%	18.48%	2.22%	18.26%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$59	$109	$237	$116	$93	$125
Ratios to average net assets:
Net investment income (loss)	1.95%	0.01%	(0.14%)	0.36%	1.04%	0.67%
Total expenses[d]	1.89%	1.56%	1.43%	1.54%	1.55%	1.68%
Net expenses[e]	1.88%	1.54%	1.37%	1.50%	1.51%	1.64%
Portfolio turnover rate	56%	72%	44%	82%	73%	52%

88 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STYLEPLUS—MID GROWTH FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Institutional Class	Six Months Ended March 31, 2023[a]	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018
Per Share Data
Net asset value, beginning of period	$34.25	$52.71	$45.98	$39.64	$49.80	$47.48
Income (loss) from investment operations:
Net investment income (loss)[b]	.38	.22	.07	.24	.51	.53
Net gain (loss) on investments (realized and unrealized)	5.05	(15.33)	13.65	7.09	(1.63)	7.71
Total from investment operations	5.43	(15.11)	13.72	7.33	(1.12)	8.24
Less distributions from:
Net investment income	(.26)	—	(.29)	(.53)	(.52)	(.41)
Net realized gains	(10.73)	(3.35)	(6.70)	(.46)	(8.52)	(5.51)
Total distributions	(10.99)	(3.35)	(6.99)	(.99)	(9.04)	(5.92)
Net asset value, end of period	$28.69	$34.25	$52.71	$45.98	$39.64	$49.80

Total Return	18.20%	(30.60%)	31.26%	18.79%	2.42%	18.77%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$966	$884	$1,390	$1,311	$972	$875
Ratios to average net assets:
Net investment income (loss)	2.44%	0.50%	0.14%	0.58%	1.28%	1.11%
Total expenses[d]	1.48%	1.20%	1.17%	1.26%	1.31%	1.26%
Net expenses[e]	1.47%	1.18%	1.11%	1.22%	1.28%	1.23%
Portfolio turnover rate	56%	72%	44%	82%	73%	52%

[a]	Unaudited figures for the period ended March 31, 2023. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 89

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 31, 2023

WORLD EQUITY INCOME FUND

OBJECTIVE: Seeks to provide total return, comprised of capital appreciation and income.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Country Diversification

Country	% of Long-Term Investments
United States	62.7%
Japan	5.7%
Australia	5.0%
Canada	4.9%
France	3.8%
Spain	2.5%
United Kingdom	2.4%
Other	13.0%
Total Long-Term Investments	100.0%

Inception Dates:
A-Class	October 1, 1993
C-Class	January 29, 1999
P-Class	May 1, 2015
Institutional Class	May 2, 2011

Ten Largest Holdings (% of Total Net Assets)
Microsoft Corp.	3.6%
Apple, Inc.	3.6%
Johnson & Johnson	1.6%
Alphabet, Inc. — Class C	1.6%
UnitedHealth Group, Inc.	1.5%
Intel Corp.	1.2%
Home Depot, Inc.	1.2%
McDonald’s Corp.	1.2%
Texas Instruments, Inc.	1.2%
Amazon.com, Inc.	1.1%
Top Ten Total	17.8%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

90 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(concluded)	March 31, 2023

Average Annual Returns*

Periods Ended March 31, 2023

	6 Month†	1 Year	5 Year	10 Year
A-Class Shares	13.54%	(5.98%)	5.69%	6.87%
A-Class Shares with sales charge‡	8.17%	(10.43%)	4.66%	6.35%
C-Class Shares	13.09%	(6.69%)	4.89%	6.06%
C-Class Shares with CDSC§	12.09%	(7.61%)	4.89%	6.06%
Institutional Class Shares	13.59%	(5.78%)	5.97%	7.16%
MSCI World Index (Net)	18.25%	(7.02%)	8.02%	8.85%

	6 Month†	1 Year	5 Year	Since Inception (05/01/15)
P-Class Shares	13.49%	(5.98%)	5.68%	5.99%
MSCI World Index (Net)	18.25%	(7.02%)	8.02%	7.70%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The MSCI World Index (Net) is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 91

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023
WORLD EQUITY INCOME FUND

	Shares	Value
COMMON STOCKS† - 97.8%

Financial - 18.7%
Banco Santander S.A.††	107,820	$401,957
AXA S.A.††	13,100	399,947
DBS Group Holdings Ltd.††	15,846	394,072
ANZ Group Holdings Ltd.††	25,300	389,980
Westpac Banking Corp.††	25,180	366,708
Banco Bilbao Vizcaya Argentaria S.A.††	50,060	358,046
BNP Paribas S.A.††	5,710	341,129
United Overseas Bank Ltd.††	15,087	338,484
National Australia Bank Ltd.††	17,900	333,626
Credit Agricole S.A.††	28,060	316,682
Prudential Financial, Inc.	3,773	312,178
Willis Towers Watson plc	1,300	302,094
Chubb Ltd.	1,451	281,755
Aon plc — Class A	861	271,465
AvalonBay Communities, Inc. REIT	1,571	264,022
Societe Generale S.A.††	10,990	247,723
Principal Financial Group, Inc.	3,257	242,060
Annaly Capital Management, Inc. REIT	12,219	233,505
Mediobanca Banca di Credito Finanziario SpA††	23,070	231,925
Gaming and Leisure Properties, Inc. REIT	4,360	226,982
Amundi S.A.††,1	3,490	219,993
Public Storage REIT	690	208,477
Citigroup, Inc.	4,380	205,378
Goldman Sachs Group, Inc.	600	196,266
Partners Group Holding AG††	190	178,992
EXOR N.V.*,††	2,040	168,287
Sampo Oyj — Class A††	3,300	155,776
Travelers Companies, Inc.	860	147,413
Erste Group Bank AG††	4,000	132,573
Equitable Holdings, Inc.	4,990	126,696
SEI Investments Co.	2,190	126,035
MetLife, Inc.	2,095	121,384
Marsh & McLennan Companies, Inc.	700	116,585
Medical Properties Trust, Inc. REIT	7,860	64,609
PNC Financial Services Group, Inc.	500	63,550
Deutsche Bank AG††	6,000	61,041
Total Financial		8,547,395

Technology - 16.9%
Microsoft Corp.	5,746	1,656,572
Apple, Inc.	10,014	1,651,309
Intel Corp.	16,988	554,998
Texas Instruments, Inc.	2,889	537,383
Micron Technology, Inc.	6,610	398,847
Check Point Software Technologies Ltd.*	2,710	352,300
Broadcom, Inc.	462	296,392
Analog Devices, Inc.	1,456	287,152
Broadridge Financial Solutions, Inc.	1,958	286,984
Dell Technologies, Inc. — Class C	6,650	267,396
Tower Semiconductor Ltd.*	6,110	260,174
NetApp, Inc.	3,770	240,714
Seiko Epson Corp.††	14,190	202,763
NVIDIA Corp.	590	163,884
Skyworks Solutions, Inc.	1,210	142,756
Cognizant Technology Solutions Corp. — Class A	2,100	127,953
Accenture plc — Class A	390	111,466
Electronic Arts, Inc.	800	96,360
SCSK Corp.††	5,070	74,240
Total Technology		7,709,643

Consumer, Non-cyclical - 16.6%
Johnson & Johnson	4,757	737,335
UnitedHealth Group, Inc.	1,407	664,934
Amgen, Inc.	1,798	434,667
Colgate-Palmolive Co.	5,373	403,781
Becton Dickinson and Co.	1,494	369,825
CSL Ltd.††	1,700	329,327
Laboratory Corporation of America Holdings	1,410	323,482
Sysco Corp.	3,760	290,385
Kellogg Co.	4,324	289,535
J M Smucker Co.	1,830	287,987
Hormel Foods Corp.	6,978	278,283
CVS Health Corp.	3,690	274,204
Tyson Foods, Inc. — Class A	4,610	273,465
AmerisourceBergen Corp. — Class A	1,685	269,785
McKesson Corp.	700	249,235
Merck & Company, Inc.	2,194	233,420
WH Group Ltd.††,1	370,890	221,114
Abbott Laboratories	2,116	214,266
Imperial Brands plc††	8,970	206,233
AbbVie, Inc.	1,055	168,135
HCA Healthcare, Inc.	600	158,208
Automatic Data Processing, Inc.	659	146,713
Archer-Daniels-Midland Co.	1,700	135,422
Gilead Sciences, Inc.	1,623	134,660
Brambles Ltd.††	14,800	133,476
Thermo Fisher Scientific, Inc.	200	115,274
PepsiCo, Inc.	500	91,150
Medtronic plc	1,090	87,876
Jazz Pharmaceuticals plc*	600	87,798
Total Consumer, Non-cyclical		7,609,975

Industrial - 11.2%
Packaging Corporation of America	2,754	382,338
3M Co.	3,400	357,374
TE Connectivity Ltd.	2,640	346,236
Nippon Yusen K.K.††	13,800	322,369
Canadian National Railway Company	2,720	321,036
Nordson Corp.	1,408	312,942
AP Moller - Maersk A/S — Class B††	150	272,683
Aurizon Holdings Ltd.††	108,600	244,672
Snap-on, Inc.	990	244,421
Amphenol Corp. — Class A	2,980	243,525
Mitsui OSK Lines Ltd.††	9,700	243,272
General Dynamics Corp.	970	221,364
Waste Connections, Inc.	1,581	219,870
Arrow Electronics, Inc.*	1,680	209,782
Illinois Tool Works, Inc.	748	182,101

92 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
WORLD EQUITY INCOME FUND

	Shares	Value
Venture Corporation Ltd.††	12,000	$159,759
West Fraser Timber Company Ltd.	2,200	156,966
CCL Industries, Inc. — Class B	3,090	153,548
FedEx Corp.	670	153,088
Poste Italiane SpA††,1	9,000	91,816
Westrock Co.	2,940	89,582
Lockheed Martin Corp.	189	89,346
J.B. Hunt Transport Services, Inc.	500	87,730
Total Industrial		5,105,820

Consumer, Cyclical - 11.0%
Home Depot, Inc.	1,849	545,677
McDonald’s Corp.	1,949	544,960
Lowe’s Companies, Inc.	1,860	371,944
Sumitomo Corp.††	19,900	352,562
PACCAR, Inc.	4,297	314,540
General Motors Co.	7,810	286,471
Canadian Tire Corporation Ltd. — Class A	2,119	276,606
Lear Corp.	1,840	256,662
Aisin Corp.††	9,000	248,081
Toromont Industries Ltd.	2,900	238,096
Iida Group Holdings Company Ltd.††	13,200	215,528
Genuine Parts Co.	1,212	202,780
Ferguson plc	1,270	169,863
TJX Companies, Inc.	2,020	158,287
Tesla, Inc.*	700	145,222
Sharp Corp.††	20,100	142,127
Marubeni Corp.††	10,200	138,728
WW Grainger, Inc.	180	123,986
Yum! Brands, Inc.	841	111,079
Ulta Beauty, Inc.*	200	109,134
Cummins, Inc.	354	84,564
Total Consumer, Cyclical		5,036,897

Energy - 7.9%
Repsol S.A.††	24,580	378,146
Valero Energy Corp.	2,640	368,544
Marathon Petroleum Corp.	2,720	366,738
Eni SpA††	22,970	320,482
Phillips 66	3,040	308,195
SolarEdge Technologies, Inc.*	1,000	303,950
Imperial Oil Ltd.	4,964	252,513
Shell plc††	8,290	236,221
HF Sinclair Corp.	4,470	216,259
Ampol Ltd.††	9,800	199,855
ENEOS Holdings, Inc.††	50,740	178,035
TotalEnergies SE††	2,990	176,375
Exxon Mobil Corp.	1,000	109,660
Idemitsu Kosan Company Ltd.††	4,990	109,253
Pembina Pipeline Corp.	3,000	97,208
Total Energy		3,621,434

Basic Materials - 6.6%
LyondellBasell Industries N.V. — Class A	4,298	403,539
Rio Tinto plc††	5,840	396,367
Ecolab, Inc.	2,390	395,617
Nutrien Ltd.	4,890	361,234
International Paper Co.	8,193	295,439
South32 Ltd.††	96,890	284,034
JFE Holdings, Inc.††	21,700	275,447
Eastman Chemical Co.	2,190	184,705
Covestro AG*,††,1	4,000	165,722
Agnico Eagle Mines Ltd.	2,900	147,885
Sumitomo Chemical Company Ltd.††	30,100	101,354
Total Basic Materials		3,011,343

Communications - 6.5%
Alphabet, Inc. — Class C*	6,995	727,480
Amazon.com, Inc.*	4,888	504,882
Verizon Communications, Inc.	12,181	473,719
Nice Ltd.*	1,640	367,518
Liberty Global plc — Class C*	12,480	254,342
Motorola Solutions, Inc.	634	181,406
Zillow Group, Inc. — Class C*	3,960	176,101
Bezeq The Israeli Telecommunication Corporation Ltd.	79,890	108,637
Cisco Systems, Inc.	1,963	102,616
CDW Corp.	400	77,956
Total Communications		2,974,657

Utilities - 2.4%
Duke Energy Corp.	4,175	402,762
Southern Co.	2,975	207,001
UGI Corp.	5,870	204,041
NRG Energy, Inc.	4,960	170,078
DTE Energy Co.	1,100	120,494
Total Utilities		1,104,376

Total Common Stocks
(Cost $44,512,042)		44,721,540

EXCHANGE-TRADED FUNDS† - 1.4%
SPDR S&P 500 ETF Trust	782	320,143
iShares MSCI EAFE ETF	4,474	319,981
Total Exchange-Traded Funds
(Cost $628,975)		640,124

MONEY MARKET FUND† - 0.1%
Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.56%[2]	39,893	39,893
Total Money Market Fund
(Cost $39,893)		39,893

Total Investments - 99.3%
(Cost $45,180,910)		$45,401,557
Other Assets & Liabilities, net - 0.7%		323,211
Total Net Assets - 100.0%		$45,724,768

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 93

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	March 31, 2023
WORLD EQUITY INCOME FUND

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Currency Futures Contracts Sold Short†
Australian Dollar Futures Contracts	17	Jun 2023	$1,139,680	$(4,938)

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]

Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $698,645 (cost $706,855), or 1.5% of total net assets.

[2]	Rate indicated is the 7-day yield as of March 31, 2023.
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2023 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$33,264,558	$11,456,982	$—	$44,721,540
Exchange-Traded Funds	640,124	—	—	640,124
Money Market Fund	39,893	—	—	39,893
Total Assets	$33,944,575	$11,456,982	$—	$45,401,557

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Currency Futures Contracts**	$4,938	$—	$—	$4,938

**	This derivative is reported as unrealized appreciation/depreciation at period end.

94 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

WORLD EQUITY INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2023

Assets:
Investments, at value (cost $45,180,910)	$45,401,557
Foreign currency, at value (cost 86,568)	86,537
Segregated cash with broker	37,000
Prepaid expenses	43,500
Receivables:
Dividends	125,326
Foreign tax reclaims	101,084
Fund shares sold	34,377
Variation margin on futures contracts	4,080
Interest	363
Total assets	45,833,824

Liabilities:
Overdraft due to custodian bank	229
Payable for:
Securities purchased	35,298
Professional fees	18,277
Fund shares redeemed	16,088
Distribution and service fees	10,609
Management fees	8,723
Distributions to shareholders	7,976
Fund accounting/administration fees	5,240
Trustees’ fees*	1,889
Transfer agent/maintenance fees	874
Miscellaneous	3,853
Total liabilities	109,056
Net assets	$45,724,768

Net assets consist of:
Paid in capital	$45,802,660
Total distributable earnings (loss)	(77,892)
Net assets	$45,724,768

A-Class:
Net assets	$39,900,521
Capital shares outstanding	2,839,814
Net asset value per share	$14.05
Maximum offering price per share (Net asset value divided by 95.25%)	$14.75

C-Class:
Net assets	$2,727,991
Capital shares outstanding	237,805
Net asset value per share	$11.47

P-Class:
Net assets	$72,567
Capital shares outstanding	5,121
Net asset value per share	$14.17

Institutional Class:
Net assets	$3,023,689
Capital shares outstanding	217,007
Net asset value per share	$13.93

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended March 31, 2023

Investment Income:
Dividends (net of foreign withholding tax of $61,742)	$705,911
Interest	4,050
Total investment income	709,961

Expenses:
Management fees	159,733
Distribution and service fees:	—
A-Class	49,112
C-Class	13,619
P-Class	88
Transfer agent/maintenance fees:	—
A-Class	30,792
C-Class	1,582
P-Class	181
Institutional Class	1,609
Registration fees	36,429
Professional fees	22,280
Fund accounting/administration fees	14,150
Custodian fees	7,963
Trustees’ fees*	6,349
Line of credit fees	762
Miscellaneous	5,759
Total expenses	350,408
Less: Expenses reimbursed by Adviser:
A-Class	(30,346)
C-Class	(1,551)
P-Class	(180)
Institutional Class	(1,566)
Expenses waived by Adviser	(39,967)
Total waived/reimbursed expenses	(73,610)
Net expenses	276,798
Net investment income	433,163

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	8,342
Futures contracts	254,191
Foreign currency transactions	(29,217)
Net realized gain	233,316
Net change in unrealized appreciation (depreciation) on:
Investments	5,326,747
Futures contracts	(289,604)
Foreign currency translations	9,845
Net change in unrealized appreciation (depreciation)	5,046,988
Net realized and unrealized gain	5,280,304
Net increase in net assets resulting from operations	$5,713,467

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 95

WORLD EQUITY INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022
Increase (Decrease) in Net Assets from Operations:
Net investment income	$433,163	$949,839
Net realized gain (loss) on investments	233,316	(159,738)
Net change in unrealized appreciation (depreciation) on investments	5,046,988	(7,578,951)
Net increase (decrease) in net assets resulting from operations	5,713,467	(6,788,850)

Distributions to shareholders:
A-Class	(366,078)	(10,744,755)
C-Class	(15,528)	(873,734)
P-Class	(657)	(28,439)
Institutional Class	(34,127)	(968,069)
Total distributions to shareholders	(416,390)	(12,614,997)

Capital share transactions:
Proceeds from sale of shares
A-Class	1,301,317	1,877,448
C-Class	268,556	269,648
P-Class	2,548	3,577
Institutional Class	182,869	5,857,937
Distributions reinvested
A-Class	352,269	10,254,795
C-Class	15,528	870,099
P-Class	657	28,438
Institutional Class	33,952	962,451
Cost of shares redeemed
A-Class	(2,121,181)	(4,367,556)
C-Class	(377,226)	(560,409)
P-Class	(250)	(48,299)
Institutional Class	(3,452,363)	(2,193,005)
Net increase (decrease) from capital share transactions	(3,793,324)	12,955,124
Net increase (decrease) in net assets	1,503,753	(6,448,723)

Net assets:
Beginning of period	44,221,015	50,669,738
End of period	$45,724,768	$44,221,015

Capital share activity:
Shares sold
A-Class	92,868	126,711
C-Class	23,157	21,381
P-Class	182	242
Institutional Class	13,060	390,214
Shares issued from reinvestment of distributions
A-Class	25,148	659,255
C-Class	1,357	68,252
P-Class	46	1,802
Institutional Class	2,445	62,780
Shares redeemed
A-Class	(152,205)	(278,966)
C-Class	(33,534)	(44,338)
P-Class	(17)	(3,361)
Institutional Class	(261,248)	(150,633)
Net increase (decrease) in shares	(288,741)	853,339

96 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

WORLD EQUITY INCOME FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Six Months Ended March 31, 2023[a]	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018
Per Share Data
Net asset value, beginning of period	$12.49	$18.73	$15.03	$15.26	$15.77	$14.84
Income (loss) from investment operations:
Net investment income (loss)[b]	.13	.29	.28	.20	.35	.23
Net gain (loss) on investments (realized and unrealized)	1.56	(1.97)	3.79	(.12)[h]	(.36)	.95
Total from investment operations	1.69	(1.68)	4.07	.08	(.01)	1.18
Less distributions from:
Net investment income	(.12)	(.34)	(.34)	(.27)	(.37)	(.25)
Net realized gains	(.01)	(4.22)	(.03)	(.04)	(.13)	—
Total distributions	(.13)	(4.56)	(.37)	(.31)	(.50)	(.25)
Net asset value, end of period	$14.05	$12.49	$18.73	$15.03	$15.26	$15.77

Total Return[c]	13.54%	(13.44%)	27.13%	0.60%	0.14%	8.01%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$39,901	$35,905	$44,337	$37,911	$60,639	$67,679
Ratios to average net assets:
Net investment income (loss)	1.94%	1.87%	1.55%	1.36%	2.39%	1.48%
Total expenses[d]	1.52%	1.39%	1.45%	1.48%	1.37%	1.37%
Net expenses[e,f,g]	1.19%	1.20%	1.21%	1.22%	1.22%	1.22%
Portfolio turnover rate	72%	162%	191%	192%	127%	125%

C-Class	Six Months Ended March 31, 2023[a]	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018
Per Share Data
Net asset value, beginning of period	$10.20	$16.03	$12.87	$13.06	$13.53	$12.72
Income (loss) from investment operations:
Net investment income (loss)[b]	.07	.14	.13	.08	.21	.09
Net gain (loss) on investments (realized and unrealized)	1.27	(1.56)	3.24	(.10)[h]	(.33)	.83
Total from investment operations	1.34	(1.42)	3.37	(.02)	(.12)	.92
Less distributions from:
Net investment income	(.06)	(.19)	(.18)	(.13)	(.22)	(.11)
Net realized gains	(.01)	(4.22)	(.03)	(.04)	(.13)	—
Total distributions	(.07)	(4.41)	(.21)	(.17)	(.35)	(.11)
Net asset value, end of period	$11.47	$10.20	$16.03	$12.87	$13.06	$13.53

Total Return[c]	13.09%	(14.11%)	26.22%	(0.13%)	(0.69%)	7.27%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,728	$2,518	$3,230	$2,893	$3,366	$4,215
Ratios to average net assets:
Net investment income (loss)	1.20%	1.12%	0.81%	0.67%	1.64%	0.71%
Total expenses[d]	2.23%	2.20%	2.28%	2.40%	2.28%	2.18%
Net expenses[e,f,g]	1.94%	1.95%	1.96%	1.97%	1.97%	1.97%
Portfolio turnover rate	72%	162%	191%	192%	127%	125%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 97

WORLD EQUITY INCOME FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

P-Class	Six Months Ended March 31, 2023[a]	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018
Per Share Data
Net asset value, beginning of period	$12.60	$18.91	$15.17	$15.38	$15.92	$15.08
Income (loss) from investment operations:
Net investment income (loss)[b]	.14	.29	.30	.20	.36	.24
Net gain (loss) on investments (realized and unrealized)	1.56	(1.99)	3.80	(.11)[h]	(.39)	.95
Total from investment operations	1.70	(1.70)	4.10	.09	(.03)	1.19
Less distributions from:
Net investment income	(.12)	(.39)	(.33)	(.26)	(.38)	(.35)
Net realized gains	(.01)	(4.22)	(.03)	(.04)	(.13)	—
Total distributions	(.13)	(4.61)	(.36)	(.30)	(.51)	(.35)
Net asset value, end of period	$14.17	$12.60	$18.91	$15.17	$15.38	$15.92

Total Return	13.49%	(13.44%)	27.10%	0.66%	0.06%	7.99%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$73	$62	$118	$94	$129	$195
Ratios to average net assets:
Net investment income (loss)	1.95%	1.82%	1.61%	1.36%	2.38%	1.50%
Total expenses[d]	1.88%	1.61%	1.53%	1.56%	1.44%	1.40%
Net expenses[e,f,g]	1.19%	1.20%	1.21%	1.22%	1.22%	1.22%
Portfolio turnover rate	72%	162%	191%	192%	127%	125%

98 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

WORLD EQUITY INCOME FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Institutional Class	Six Months Ended March 31, 2023[a]	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018
Per Share Data
Net asset value, beginning of period	$12.40	$18.61	$14.94	$15.16	$15.71	$14.74
Income (loss) from investment operations:
Net investment income (loss)[b]	.14	.36	.33	.25	.39	.29
Net gain (loss) on investments (realized and unrealized)	1.54	(1.98)	3.75	(.13)[h]	(.37)	.93
Total from investment operations	1.68	(1.62)	4.08	.12	.02	1.22
Less distributions from:
Net investment income	(.15)	(.37)	(.38)	(.30)	(.44)	(.25)
Net realized gains	(.01)	(4.22)	(.03)	(.04)	(.13)	—
Total distributions	(.16)	(4.59)	(.41)	(.34)	(.57)	(.25)
Net asset value, end of period	$13.92	$12.40	$18.61	$14.94	$15.16	$15.71

Total Return	13.59%	(13.18%)	27.38%	0.92%	0.40%	8.34%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,024	$5,736	$2,985	$2,513	$3,458	$19,589
Ratios to average net assets:
Net investment income (loss)	1.99%	2.36%	1.82%	1.66%	2.67%	1.85%
Total expenses[d]	1.18%	1.13%	1.21%	1.50%	1.17%	1.02%
Net expenses[e,f,g]	0.94%	0.95%	0.96%	0.97%	0.97%	0.97%
Portfolio turnover rate	72%	162%	191%	192%	127%	125%

[a]	Unaudited figures for the period ended March 31, 2023. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]	The portion of the ratios of net expenses to average net assets attributable to recoupments of prior fee reductions or expense reimbursements for the years presented was as follows:

	03/31/23[a]	09/30/22	09/30/21	09/30/20	09/30/19	09/30/18
A-Class	—	0.01%	—	—	0.00%*	0.00%*
C-Class	—	0.00%*	—	—	—	0.00%*
P-Class	—	0.00%*	—	—	—	—
Institutional Class	—	0.01%	0.02%	—	—	0.00%*

*	Less than 0.01%.

[g]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

	03/31/23[a]	09/30/22	09/30/21	09/30/20	09/30/19	09/30/18
A-Class	1.19%	1.20%	1.21%	1.22%	1.22%	1.22%
C-Class	1.94%	1.95%	1.96%	1.97%	1.97%	1.97%
P-Class	1.19%	1.20%	1.21%	1.22%	1.22%	1.22%
Institutional Class	0.94%	0.95%	0.96%	0.97%	0.97%	0.96%

[h]

The amount shown for a share outstanding throughout the year does not agree with the aggregate net gain on investments for the year because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 99

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization

Guggenheim Funds Trust (the “Trust”), a Delaware statutory trust, is registered with the U.S. Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940 (“1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate fund (each, a “Fund”). The Trust may issue an unlimited number of authorized shares. The Trust accounts for the assets of each Fund separately.

The Trust offers a combination of five separate classes of shares: A-Class shares, C-Class shares, P-Class shares, R6-Class shares and Institutional Class shares. Sales of shares of each Class are made without a front-end sales charge at the net asset value per share (“NAV”), with the exception of A-Class shares. A-Class shares are sold at the NAV, plus the applicable front-end sales charge. The sales charge varies depending on the amount purchased. A-Class share purchases of $1 million or more are exempt from the front-end sales charge but have a 1% contingent deferred sales charge (“CDSC”), if shares are redeemed within 12 months of purchase. C-Class shares have a 1% CDSC if shares are redeemed within 12 months of purchase. C-Class shares of each Fund automatically convert to A-Class shares of the same Fund on or about the 10th day of the month following the 8-year anniversary of the purchase of the C-Class shares. This conversion will be executed without any sales charge, fee or other charge. After the conversion is completed, the shares will be subject to all features and expenses of A-Class shares. Institutional Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, endowments, foundations and corporations. Institutional Class shares require a minimum initial investment of $2 million and a minimum account balance of $1 million. R6-Class shares are offered primarily through qualified retirement and benefit plans. R6-Class shares are also offered through certain other plans and platforms sponsored by financial intermediaries. Certain institutional investors and others deemed appropriate by Guggenheim Investments (“GI”) may also be eligible to purchase R6-Class shares subject to a $2 million minimum initial investment. At March 31, 2023, the Trust consisted of nineteen funds.

This report covers the following funds (collectively, the “Funds”):

Fund	Investment Company Type
Alpha Opportunity Fund	Diversified
Large Cap Value Fund	Diversified
Market Neutral Real Estate Fund	Diversified
Risk Managed Real Estate Fund	Diversified
Small Cap Value Fund	Diversified
StylePlus—Large Core Fund	Diversified
StylePlus—Mid Growth Fund	Diversified
World Equity Income Fund	Diversified

At March 31, 2023, A-Class, C-Class, P-Class and Institutional Class shares have been issued by the Funds.

Security Investors, LLC and Guggenheim Partners Investment Management, LLC (“GPIM” or the “Adviser”), which operate under the name Guggenheim Investments (“GI”), provide advisory services. Guggenheim Funds Distributors, LLC (“GFD”) acts as principal underwriter for the Trust. GI and GFD are affiliated entities.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The NAV of each Class of a fund is calculated by dividing the market value of a fund’s securities and other assets, less all liabilities, attributable to the Class by the number of outstanding shares of the Class.

(a) Valuation of Investments

The Board of Trustees of the Funds (the “Board”) adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). The SEC adopted Rule 2a-5 under the 1940 Act (“Rule 2a-5”) which establishes requirements for determining fair value in good faith and became effective September 8, 2022. Rule 2a-5 also defines “readily available market quotations” for purposes of the 1940 Act and establishes requirements for determining whether a fund must fair value a security in good faith.

Pursuant to Rule 2a-5, the Board has designated the Adviser as the valuation designee to perform fair valuation determinations for the Funds with respect to all Fund investments and other assets. As the Funds’ valuation designee pursuant to Rule 2a-5, the Adviser has adopted separate procedures (the “Valuation Designee Procedures”) reasonably designed to prevent violations of the requirements of Rule 2a-5 and Rule 31a-4. The Adviser, in its role as valuation designee, utilizes the assistance of a valuation committee, consisting of representatives from

100 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), in determining the fair value of the Funds’ securities and other assets.

Valuations of the Funds’ securities and other assets are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Adviser, with the assistance of the Valuation Committee, convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Adviser, consistent with the monitoring and review responsibilities set forth in the Valuation Designee Procedures, regularly reviews the appropriateness of the inputs, methods, models and assumptions employed by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Adviser.

Equity securities listed or traded on a recognized U.S. securities exchange or the National Association of Securities Dealers Automated Quotations (“NASDAQ”) National Market System shall generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ official closing price, which may not necessarily represent the last sale price.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Investments in foreign securities may involve risks not present in domestic investments. The Adviser will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities. In addition, under the Valuation Designee Procedures, the Adviser is authorized to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Open-end investment companies are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds and closed-end investment companies are generally valued at the last quoted sale price.

The value of futures contracts are valued on the basis of the last sale price at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the official settlement price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The values of swap agreements entered into by a fund are generally valued using an evaluated price provided by a third party pricing vendor.

Investments for which market quotations are not readily available are fair valued as determined in good faith by the Adviser. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value”. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis. In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

(b) Short Sales

When a Fund engages in a short sale of a security, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Fund maintains a segregated account of cash and/or securities as collateral for short sales.

Fees, if any, paid to brokers to borrow securities in connection with short sales are recorded as interest expense. In addition, the Fund must pay out the dividend rate of the equity or coupon rate of the obligation to the lender and record this as an expense. Short dividend or interest expense is a cost associated with the investment objective of short sales transactions, rather than an operational cost associated with the day-to-day management of any mutual fund. The Fund may also receive rebate income from the broker resulting from the investment of the proceeds from securities sold short.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 101

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

(c) Futures Contracts

Upon entering into a futures contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

(d) Swap Agreements

Swap agreements are marked-to-market daily and the change, if any, is recorded as unrealized appreciation or depreciation. Payments received or made as a result of an agreement or termination of an agreement are recognized as realized gains or losses.

(e) Currency Translations

The accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Funds to foreign government exchange restrictions, expropriation, taxation, or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

The Funds do not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized gain or loss and unrealized appreciation or depreciation on investments.

Reported net realized foreign exchange gains and losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized appreciation and depreciation arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.

(f) Foreign Taxes

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income and foreign taxes on capital gains from sales of investments are included with the net realized gain (loss) on investments. Foreign taxes payable or deferred as of March 31, 2023, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

(g) Security Transactions

Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as a reduction to cost if the securities are still held and as realized gains if no longer held in the respective Fund. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Amendment fees are earned as compensation for evaluating and accepting changes to the original loan agreement and are recognized when received. Dividend income from Real Estate Investment Trusts (“REITs”) is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to realized gains. The actual amounts of income, return of capital, and realized gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

(h) Distributions

Dividends from net investment income are declared quarterly in the World Equity Income Fund and Risk Managed Real Estate Fund. Dividends are reinvested in additional shares, unless shareholders request payment in cash. Distributions of net investment income in the remaining Funds and distributions of net realized gains, if any, in all Funds are declared at least annually and recorded on the ex-dividend date and are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

(i) Class Allocations

Interest and dividend income, most expenses, all realized gains and losses, and all unrealized appreciation and depreciation are allocated to the classes based upon the value of the outstanding

102 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

shares in each Class. Certain costs, such as distribution and service fees are charged directly to specific classes. In addition, certain expenses have been allocated to the individual Funds in the Trust based on the respective net assets of each Fund included in the Trust.

(j) Earnings Credits

Under the fee arrangement with the custodian, the Funds may earn credits based on overnight custody cash balances. These credits are utilized to reduce related custodial expenses. The custodian fees disclosed in the Statements of Operations are before the reduction in expense from the related earnings credits, if any. Earnings credits for the period ended March 31, 2023, are disclosed in the Funds’ Statements of Operations.

(k) Cash

The Funds may leave cash overnight in their cash account with the custodian. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate, which was 4.83% at March 31, 2023.

(l) Indemnifications

Under the Funds’ organizational documents, the Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Note 2 – Financial Instruments and Derivatives

As part of their investment strategy, the Funds may utilize short sales and a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk and risks in excess of amounts recognized on the Statements of Assets and Liabilities. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Financial Statements.

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Funds may utilize derivatives for the following purposes:

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Leverage: gaining total exposure to equities or other assets on the long and short sides at greater than 100% of invested capital.

For any Fund whose investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile and riskier than if they had not been leveraged.

Futures Contracts

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund’s use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 103

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Cash deposits are shown as segregated cash with broker on the Statements of Assets and Liabilities; securities held as collateral are noted on the Schedules of Investments.

The following table represents the Funds’ use and volume of futures on a monthly basis:

		Average Notional Amount
Fund	Use	Long	Short
StylePlus—Large Core Fund	Index exposure	$5,229,308	$—
StylePlus—Mid Growth Fund	Index exposure	1,727,307	—
World Equity Income Fund	Hedge	—	1,124,379

Swap Agreements

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing over-the-counter (“OTC”) swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. For a fund utilizing centrally-cleared swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. There is no guarantee that a fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Total return and custom basket swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as an index or custom basket of securities) for a fixed or variable interest rate. Total return and custom basket swaps will usually be computed based on the current value of the reference asset as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. When utilizing total return or custom basket swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying reference asset declines in value.

The following table represents the Funds’ use and volume of total return swaps on a monthly basis:

		Average Notional Amount
Fund	Use	Long	Short
StylePlus—Large Core Fund	Index exposure	$162,975,748	$—
StylePlus—Mid Growth Fund	Index exposure	48,775,120	—

The following table represents the Funds’ use and volume of custom basket swaps on a monthly basis:

		Average Notional Amount
Fund	Use	Long	Short
Alpha Opportunity Fund	Hedge, Leverage	$17,291,189	$33,267,530
Market Neutral Real Estate Fund	Hedge	—	23,948,933
Risk Managed Real Estate Fund	Hedge, Leverage	58,285,662	50,430,379

104 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Derivative Investment Holdings Categorized by Risk Exposure

The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities as of March 31, 2023:

Derivative Investment Type	Asset Derivatives	Liability Derivatives
Currency/Equity futures contracts	Variation margin on futures contracts	—
Equity swap contracts	Unrealized appreciation on OTC swap agreements	Unrealized depreciation on OTC swap agreements

The following tables set forth the fair value of the Funds’ derivative investments categorized by primary risk exposure at March 31, 2023:

Asset Derivative Investments Value
Fund	Futures Equity Risk*	Swaps Equity Risk	Futures Foreign Currency Exchange Risk*	Total Value at March 31, 2023
Alpha Opportunity Fund	$—	$1,953,640	$—	$1,953,640
Market Neutral Real Estate Fund	—	4,017,366	—	4,017,366
Risk Managed Real Estate Fund	—	11,970,289	—	11,970,289
StylePlus—Large Core Fund	357,495	13,446,553	—	13,804,048
StylePlus—Mid Growth Fund	80,406	5,212,455	—	5,292,861

Liability Derivative Investments Value
Fund	Futures Equity Risk*	Swaps Equity Risk	Futures Foreign Currency Exchange Risk*	Total Value at March 31, 2023
Risk Managed Real Estate Fund	$—	$627,316	$—	$627,316
World Equity Income Fund	—	—	4,938	4,938

*

Includes cumulative appreciation (depreciation) of exchange-traded, OTC and centrally-cleared derivatives contracts as reported on the Schedules of Investments. For exchange-traded and centrally-cleared derivatives, variation margin is reported within the Statements of Assets and Liabilities.

The following is a summary of the location of derivative investments on the Funds’ Statements of Operations for the period ended March 31, 2023:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Currency/Equity futures contracts	Net realized gain (loss) on futures contracts Net change in unrealized appreciation (depreciation) on futures contracts
Equity swap contracts	Net realized gain (loss) on swap agreements Net change in unrealized appreciation (depreciation) on swap agreements

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 105

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The following is a summary of the Funds’ realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized on the Funds’ Statements of Operations categorized by primary risk exposure for the period ended March 31, 2023:

Realized Gain (Loss) on Derivative Investments Recognized on the Statements of Operations
Fund	Futures Equity Risk	Swaps Equity Risk	Futures Foreign Currency Exchange Risk	Total
Alpha Opportunity Fund	$5	$335,451	$—	$335,456
Market Neutral Real Estate Fund	—	358,802	—	358,802
Risk Managed Real Estate Fund	—	(2,584,207)	—	(2,584,207)
StylePlus—Large Core Fund	(195,281)	(34,572,573)	—	(34,767,854)
StylePlus—Mid Growth Fund	(29,194)	(21,516,254)	—	(21,545,448)
World Equity Income Fund	—	—	254,191	254,191

Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized on the Statements of Operations
Fund	Futures Equity Risk	Swaps Equity Risk	Futures Foreign Currency Exchange Risk	Total
Alpha Opportunity Fund	$—	$(1,305,410)	$—	$(1,305,410)
Market Neutral Real Estate Fund	—	(695,459)	—	(695,459)
Risk Managed Real Estate Fund	—	2,750,481	—	2,750,481
StylePlus—Large Core Fund	597,244	54,236,739	—	54,833,983
StylePlus—Mid Growth Fund	207,637	28,037,140	—	28,244,777
World Equity Income Fund	—	—	(289,604)	(289,604)

In conjunction with short sales and the use of derivative instruments, the Funds are required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Funds use margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Funds as collateral.

Foreign Investments

There are several risks associated with exposure to foreign currencies, foreign issuers and emerging markets.A fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Funds may incur transaction costs in connection with conversions between various currencies. The Funds may, but is not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risks may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.

The Funds may invest in securities of foreign companies directly, or in financial instruments, such as ADRs and exchange-traded funds, which are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. Transaction costs and

106 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Funds.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions rated/identified as investment grade or better. The Trust monitors the counterparty credit risk associated with each such financial institution.

Note 3 – Offsetting

In the normal course of business, the Funds enter into transactions subject to enforceable master netting arrangements or other similar arrangements. Generally, the right to offset in those agreements allows the Funds to counteract the exposure to a specific counterparty with collateral received from or delivered to that counterparty based on the terms of the arrangements. These arrangements provide for the right to liquidate upon the occurrence of an event of default, credit event upon merger or additional termination event.

In order to better define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a fund and a counterparty that governs OTC derivatives, including foreign exchange contracts, and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, are reported separately on the Statements of Assets and Liabilities as segregated cash with broker/receivable for variation margin, or payable for swap settlement/variation margin. Cash and/or securities pledged or received as collateral by the Funds in connection with an OTC derivative subject to an ISDA Master Agreement generally may not be invested, sold or rehypothecated by the counterparty or the Funds, as applicable, absent an event of default under such agreement, in which case such collateral generally may be applied towards obligations due to and payable by such counterparty or the Funds, as applicable. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold (e.g., $300,000) before a transfer is required to be made. To the extent amounts due to the Funds from their counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe to be of good standing and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Funds’ Statements of Assets and Liabilities.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 107

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The following tables present derivative financial instruments and secured financing transactions that are subject to enforceable netting arrangements:

					Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Assets[1]	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amount of Assets Presented on the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Alpha Opportunity Fund	Custom basket swap agreements	$1,953,640	$—	$1,953,640	$—	$—	$1,953,640
Market Neutral Real Estate Fund	Custom basket swap agreements	4,017,366	—	4,017,366	—	(2,960,000)	1,057,366
Risk Managed Real Estate Fund	Custom basket swap agreements	11,970,289	—	11,970,289	(627,316)	(6,603,030)	4,739,943
StylePlus—Large Core Fund	Swap equity contracts	13,446,553	—	13,446,553	—	(9,380,000)	4,066,553
StylePlus—Mid Growth Fund	Swap equity contracts	5,212,455	—	5,212,455	—	(3,420,000)	1,792,455

					Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Liabilities[1]	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amount of Liabilities Presented on the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Risk Managed Real Estate Fund	Custom basket swap agreements	$627,316	$—	$627,316	$(627,316)	$—	$—

[1]	Exchange-traded or centrally-cleared derivatives are excluded from these reported amounts.

108 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The Funds have the right to offset deposits against any related derivative liabilities outstanding with each counterparty with the exception of exchange-traded or centrally-cleared derivatives. The following table presents deposits held by others in connection with derivative investments as of March 31, 2023.

Fund	Counterparty	Asset Type	Cash Pledged	Cash Received
Market Neutral Real Estate Fund	Goldman Sachs International	Custom basket swap agreements	$—	$1,040,000
	Morgan Stanley Capital Services LLC	Custom basket swap agreements	—	1,920,000
Market Neutral Real Estate Fund Total				2,960,000
Risk Managed Real Estate Fund	Goldman Sachs International	Custom basket swap agreements	—	1,320,000
	Morgan Stanley Capital Services LLC	Custom basket swap agreements	—	5,283,030
Risk Managed Real Estate Fund Total				6,603,030
StylePlus—Large Core Fund	Morgan Stanley Capital Services LLC	Futures contracts	530,000	—
	Wells Fargo Bank, N.A.	Total return swap agreements	—	9,380,000
StylePlus—Large Core Fund Total			530,000	9,380,000
StylePlus—Mid Growth Fund	Morgan Stanley Capital Services LLC	Futures contracts	131,898	—
	Wells Fargo Bank, N.A.	Total return swap agreements	—	3,420,000
StylePlus—Mid Growth Fund Total			131,898	3,420,000
World Equity Income Fund	BofA Securities, Inc.	Futures contracts	37,000	—

Note 4 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

Rule 2a-5 sets forth a definition of “readily available market quotations,” which is consistent with the definition of a Level 1 input under U.S. GAAP. Rule 2a-5 provides that “a market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.”

Securities for which market quotations are not readily available must be valued at fair value as determined in good faith. Accordingly, any security priced using inputs other than Level 1 inputs will be subject to fair value requirements. The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies selected and applied for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability, appropriateness and accuracy of the techniques, methodologies and sources employed to determine fair valuation are periodically reviewed and subject to change.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 109

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Note 5 – Investment Advisory Agreement and Other Agreements

Under the terms of an investment advisory contract, the Funds pay GI investment advisory fees calculated at the annualized rates below, based on the average daily net assets of the Funds:

Fund	Management Fees (as a % of Net Assets)
Alpha Opportunity Fund	0.90%
Large Cap Value Fund	0.65%
Market Neutral Real Estate Fund	1.10%
Risk Managed Real Estate Fund	0.75%
Small Cap Value Fund	0.75%
StylePlus—Large Core Fund	0.75%
StylePlus—Mid Growth Fund	0.75%
World Equity Income Fund	0.70%

GI pays operating expenses on behalf of the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, among others, on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets.

The Board has adopted Distribution Plans related to the offering of A-Class, C-Class and P-Class shares pursuant to Rule 12b-1 under the 1940 Act. The plans provide for payments at an annual rate of 0.25% of the average daily net assets of the Fund’s A-Class and P-Class shares, and 1.00% of the average daily net assets of the Fund’s C-Class shares.

Contractual expense limitation agreements for the following Funds provide that the total expenses be limited to a percentage of average net assets for each class of shares, exclusive of brokerage costs, dividends or interest on securities sold short, expenses of other investment companies in which a Fund invests, interest, taxes, litigation, indemnification and extraordinary expenses. The limits are listed below:

	Limit	Effective Date	Contract End Date
Alpha Opportunity Fund – A-Class	1.76%	05/31/17	02/01/24
Alpha Opportunity Fund – C-Class	2.51%	05/31/17	02/01/24
Alpha Opportunity Fund - P-Class	1.76%	05/31/17	02/01/24
Alpha Opportunity Fund – Institutional Class	1.51%	05/31/17	02/01/24
Large Cap Value Fund – A-Class	1.15%	11/30/12	02/01/24
Large Cap Value Fund – C-Class	1.90%	11/30/12	02/01/24
Large Cap Value Fund – P-Class	1.15%	05/01/15	02/01/24
Large Cap Value Fund – Institutional Class	0.90%	06/05/13	02/01/24
Market Neutral Real Estate Fund – A-Class	1.65%	02/26/16	02/01/24
Market Neutral Real Estate Fund – C-Class	2.40%	02/26/16	02/01/24
Market Neutral Real Estate Fund – P-Class	1.65%	02/26/16	02/01/24
Market Neutral Real Estate Fund – Institutional Class	1.40%	02/26/16	02/01/24
Risk Managed Real Estate Fund – A-Class	1.30%	03/26/14	02/01/24
Risk Managed Real Estate Fund – C-Class	2.05%	03/26/14	02/01/24
Risk Managed Real Estate Fund – P-Class	1.30%	05/01/15	02/01/24
Risk Managed Real Estate Fund – Institutional Class	1.10%	03/26/14	02/01/24
Small Cap Value Fund – A-Class	1.30%	11/30/12	02/01/24
Small Cap Value Fund – C-Class	2.05%	11/30/12	02/01/24
Small Cap Value Fund – P-Class	1.30%	05/01/15	02/01/24
Small Cap Value Fund – Institutional Class	1.05%	11/30/12	02/01/24
World Equity Income Fund – A-Class	1.22%	08/15/13	02/01/24
World Equity Income Fund – C-Class	1.97%	08/15/13	02/01/24
World Equity Income Fund – P-Class	1.22%	05/01/15	02/01/24
World Equity Income Fund – Institutional Class	0.97%	08/15/13	02/01/24

110 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

GI and GPIM are entitled to reimbursement by the Funds for fees waived or expenses reimbursed during any of the previous 36 months, beginning on the date of the expense limitation agreement, if on any day the estimated operating expenses are less than the indicated percentages. For purposes of this arrangement, GI and GPIM are entitled to recoupment of previously waived fees or reimbursed expenses for 36 months from the date of the waiver or reimbursement by GI or GPIM. At March 31, 2023, the amount of fees waived or expenses reimbursed that are subject to recoupment and will expire during the years ended September 30, are presented in the following table:

Fund	2023	2024	2025	2026	Total
Alpha Opportunity Fund
A-Class	$607	$5,716	$4,189	$2,775	$13,287
C-Class	933	739	584	222	2,478
P-Class	—	3,056	971	803	4,830
Institutional Class	—	—	3,662	6,573	10,235
Large Cap Value Fund
A-Class	78,653	115,360	99,071	39,512	332,596
C-Class	5,059	5,446	5,729	2,517	18,751
P-Class	847	961	796	309	2,913
Institutional Class	2,269	3,072	6,589	5,847	17,777
Market Neutral Real Estate Fund
A-Class	37,032	20,606	7,180	1,609	66,427
C-Class	1,126	888	689	290	2,993
P-Class	6,844	15,753	6,928	2,155	31,680
Institutional Class	48,691	103,050	121,875	53,426	327,042

Risk Managed Real Estate Fund
A-Class	—	—	418	992	1,410
C-Class	—	—	334	419	753
P-Class	—	1,045	6,841	3,346	11,232
Institutional Class	—	—	—	—	—
Small Cap Value Fund
A-Class	85,897	126,091	98,289	45,133	355,410
C-Class	19,901	24,783	14,817	5,147	64,648
P-Class	1,112	1,282	2,097	1,843	6,334
Institutional Class	23,437	38,236	44,992	27,170	133,835
World Equity Income Fund
A-Class	71,037	103,050	78,363	58,922	311,372
C-Class	10,179	10,532	7,540	3,539	31,790
P-Class	250	336	408	232	1,226
Institutional Class	12,854	7,366	7,859	3,843	31,922

During the period ended March 31, 2023, GI recouped amounts from the Funds as follows:

Alpha Opportunity Fund	$7,098
Market Neutral Real Estate Fund	405
Risk Managed Real Estate Fund	69,189

If a Fund invests in a fund that is advised by the same adviser or an affiliated adviser, the investing Fund’s adviser has agreed to waive fees at the investing fund level to the extent necessary to offset the proportionate share of any management fee paid by each Fund with respect to its investment in such affiliated fund. Fee waivers will be calculated at the investing Fund level without regard to any expense cap in effect for the investing Fund. Fees waived under this arrangement are not subject to reimbursement to GI. For the period ended March 31, 2023, the investing Fund’s adviser waived fees related to investments in affiliated funds for the following Funds:

Fund	Amount Waived
StylePlus—Large Core Fund	$42,781
StylePlus—Mid Growth Fund	2,523

For the period ended March 31, 2023, GFD retained sales charges of $72,447 relating to sales of A-Class shares of the Trust.

Certain trustees and officers of the Trust are also officers of GI and/or GFD. The Trust does not compensate its officers or trustees who are officers, directors and/or employees of GI or GFD.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 111

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

MUFG Investor Services (US), LLC (“MUIS”) acts as the Funds’ administrator, transfer agent and accounting agent. As administrator, transfer agent and accounting agent, MUIS maintains the books and records of the Funds’ securities and cash. The Bank of New York Mellon Corp. (“BNY”) acts as the Funds’ custodian. As custodian, BNY is responsible for the custody of the Funds’ assets. For providing the aforementioned administrative and accounting services, MUIS is entitled to receive a monthly fee equal to a percentage of the Funds’ average daily net assets and out of pocket expenses. For providing the aforementioned transfer agent and custodian services, MUIS and BNY are entitled to receive a monthly fee based on the number of transactions during the month and the number of accounts under management, subject to certain minimum monthly fees, and out of pocket expenses.

At March 31, 2023, GI and its affiliates owned over twenty percent of the outstanding shares of the Funds, as follows:

Fund	Percent of Outstanding Shares Owned
Alpha Opportunity Fund	77%

Note 6 – Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. The Funds’ U.S. federal income tax returns are subject to examination by the Internal Revenue Service (“IRS”) for a period of three years after they are filed.

At March 31, 2023, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
Alpha Opportunity Fund	$31,141,548	$3,143,049	$(1,307,948)	$1,835,101
Large Cap Value Fund	32,727,838	6,538,621	(1,171,729)	5,366,892
Market Neutral Real Estate Fund	46,728,969	4,747,296	(1,519,734)	3,227,562
Risk Managed Real Estate Fund	405,913,260	36,107,222	(45,210,613)	(9,103,391)
Small Cap Value Fund	6,689,694	548,130	(620,436)	(72,306)
StylePlus—Large Core Fund	206,512,367	16,662,856	(5,039,026)	11,623,830
StylePlus—Mid Growth Fund	65,407,742	6,106,402	(1,436,444)	4,669,958
World Equity Income Fund	45,290,174	3,073,379	(2,966,934)	106,445

112 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Note 7 – Securities Transactions

For the period ended March 31, 2023, the cost of purchases and proceeds from sales of investment securities, excluding government securities, short-term investments and derivatives, were as follows:

Fund	Purchases	Sales
Alpha Opportunity Fund	$42,796,950	$44,036,055
Large Cap Value Fund	3,686,128	7,546,918
Market Neutral Real Estate Fund	10,721,307	8,766,754
Risk Managed Real Estate Fund	42,461,653	56,473,127
Small Cap Value Fund	3,753,018	4,302,454
StylePlus—Large Core Fund	61,628,244	67,640,016
StylePlus—Mid Growth Fund	35,187,500	43,130,163
World Equity Income Fund	32,721,402	36,019,004

Note 8– Line of Credit

The Trust, along with other affiliated trusts, secured a 364-day committed, $1,230,000,000 line of credit from Citibank, N.A., which was in place through September 30, 2022, at which time the line of credit was renewed as a 364-day committed, $1,150,000,000 line of credit. A Fund may draw (borrow) from the line of credit as a temporary measure for emergency purposes, to facilitate redemption requests, or for other short-term liquidity purposes consistent with the Fund’s investment objective and program. For example, it may be advantageous for the Fund to borrow money rather than sell existing portfolio positions to meet redemption requests. Fees related to borrowings, if any, vary under this arrangement between the greater of Citibank’s “base rate”, SOFR plus 1%, or the federal funds rate plus 1/2 of 1%.

The commitment fee that may be paid by the Funds is at an annualized rate of 0.15% of the average daily amount of their allocated unused commitment amount. The commitment fee amount is allocated to the individual Funds based on the respective net assets of each participating Fund and is referenced in the Funds’ Statement of Operations under “Line of credit fees”. The Funds did not have any borrowings under this agreement as of and for the period ended March 31, 2023.

Note 9 – Large Shareholder Risk

As of March 31, 2023, 77.4% of the Alpha Opportunity Fund (the “Fund”) was held by Guggenheim Macro Opportunities Fund. The Fund may experience adverse effects if a large number of shares of the Fund are held by a single shareholder (e.g., an institutional investor, financial intermediary or another GI Fund). The Fund is subject to the risk that a redemption by those shareholders of all or a large portion of the Fund could cause the Fund to liquidate its assets at inopportune times, or at a loss or depressed value, which could adversely impact the Fund’s performance and cause the value of a shareholder’s investment to decline. Redemptions of a large number of shares also may increase transaction costs or, by necessitating a sale of portfolio securities, have adverse tax consequences for shareholders. They also potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any) and may limit or prevent a Fund’s use of tax equalization.

Note 10– Market Risks

The value of, or income generated by, the investments held by the Funds are subject to the possibility of rapid and unpredictable fluctuation, and loss that may result from various factors. These factors include, among others, developments affecting individual companies, or from broader influences, including real or perceived changes in prevailing interest rates (which have since risen and may continue to rise), changes in inflation rates or expectations about inflation rates (which are currently elevated relative to normal conditions), adverse investor confidence or sentiment, changing economic, political (including geopolitical), social or financial market conditions, increased instability or general uncertainty, environmental disasters, governmental actions, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, actual or threatened wars or other armed conflicts (such as the current Russia-Ukraine conflict and its risk of expansion or collateral economic and other effects) or ratings downgrades, and other similar events, each of which may be temporary or last for extended periods. Moreover, changing economic, political, geopolitical, social, financial market or other conditions in one country, geographic region or industry could adversely affect the value, yield and return of the investments held by the Funds in a different country, geographic region, economy or industry and market because of the increasingly interconnected global economies and financial markets. The duration and

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 113

NOTES TO FINANCIAL STATEMENTS (Unaudited)(concluded)

extent of the foregoing types of factors or conditions are highly uncertain and difficult to predict and have in the past, and may in the future, cause volatility and distress in economies and financial markets or other adverse circumstances, which may negatively affect the value of the Funds’ investments and performance of the Funds.

Note 11 – Subsequent Events

The Funds evaluated subsequent events through the date the financial statements are issued and determined there were no material events that would require adjustment to or disclosure in the Funds’ financial statements.

114 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

OTHER INFORMATION (Unaudited)

Delivery of Shareholder Reports

Paper copies of the Funds’ annual and semi-annual shareholder reports are not sent by mail, unless you specifically request paper copies of the reports from a Fund or from your financial intermediary. Instead, the reports are made available on a website, and you are notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future shareholder reports in paper free of charge. If you hold shares of a Fund directly, you can inform the Fund that you wish to receive paper copies of reports by calling 800.820.0888. If you hold shares of a Fund through a financial intermediary, please contact the financial intermediary to make this election. Your election to receive reports in paper may apply to all Guggenheim Funds in which you are invested and may apply to all Guggenheim funds held with your financial intermediary.

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Information regarding how the Funds’ voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Sector Classification

Information in the “Schedule of Investments” is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The Funds’ Forms N-PORT and N-Q are available on the SEC’s website at https://www.sec.gov. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 800.820.0888.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 115

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

A Board of Trustees oversees the Trust, as well as other trusts of GI, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by visiting guggenheiminvestments.com or by calling 800.820.0888.

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INDEPENDENT TRUSTEES
Randall C. Barnes (1951)	Trustee and Chair of the Valuation Oversight Committee	Since 2014 (Trustee) Since 2020 (Chair of the Valuation Oversight Committee)	Current: Private Investor (2001-present). Former: Senior Vice President and Treasurer, PepsiCo, Inc. (1993-1997); President, Pizza Hut International (1991-1993); Senior Vice President, Strategic Planning and New Business Development, PepsiCo, Inc. (1987-1990).	155

Current: Advent Convertible and Income Fund (2005-present); Purpose Investments Funds (2013-present).

Former: Fiduciary/Claymore Energy Infrastructure Fund (2004-2022); Guggenheim Enhanced Equity Income Fund (2005-2021); Guggenheim Credit Allocation Fund (2013-2021).

Angela Brock-Kyle (1959)	Trustee	Since 2019	Current: Founder and Chief Executive Officer, B.O.A.R.D.S. (2013-present); Director, Mutual Fund Directors Forum (2022-present). Former: Senior Leader, TIAA (1987-2012).	154

Current: Bowhead Insurance GP, LLC (2020-present); Hunt Companies, Inc. (2019-present).

Former: Fiduciary/Claymore Energy Infrastructure Fund (2019-2022); Guggenheim Enhanced Equity Income Fund (2019-2021); Guggenheim Credit Allocation Fund (2019-2021); Infinity Property & Casualty Corp. (2014-2018).

116 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INDEPENDENT TRUSTEES - continued
Thomas F. Lydon, Jr. (1960)	Trustee and Chair of the Contracts Review Committee	Since 2019 (Trustee) Since 2020 (Chair of the Contracts Review Committee)	Current: President, Global Trends Investments (1996-present); Chief Executive Officer, ETF Flows, LLC (2019-present); Chief Executive Officer, Lydon Media (2016-present); Director, GDX Index Partners, LLC (2021-present); Vice Chairman, VettaFi (2022-present).	154

Current: US Global Investors, Inc. (GROW) (1995-present).

Former: Fiduciary/Claymore Energy Infrastructure Fund (2019-2022); Guggenheim Enhanced Equity Income Fund (2019-2021); Guggenheim Credit Allocation Fund (2019-2021); Harvest Volatility Edge Trust (3) (2017-2019).

Ronald A. Nyberg (1953)	Trustee and Chair of the Nominating and Governance Committee	Since 2014	Current: Of Counsel, Momkus LLP (2016-present). Former: Partner, Nyberg & Cassioppi, LLC (2000-2016); Executive Vice President, General Counsel, and Corporate Secretary, Van Kampen Investments (1982-1999).	155

Current: Advent Convertible and Income Fund (2003-present); PPM Funds (2) (2018-present); NorthShore-Edward-Elmhurst Health (2012-present).

Former: Fiduciary/Claymore Energy Infrastructure Fund (2004-2022); Guggenheim Enhanced Equity Income Fund (2005-2021); Guggenheim Credit Allocation Fund (2013-2021); Western Asset Inflation-Linked Opportunities & Income Fund (2004-2020); Western Asset Inflation-Linked Income Fund (2003-2020).

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 117

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INDEPENDENT TRUSTEES - concluded
Sandra G. Sponem (1958)	Trustee and Chair of the Audit Committee	Since 2019 (Trustee) Since 2020 (Chair of the Audit Committee)	Current: Retired. Former: Senior Vice President and Chief Financial Officer, M.A. Mortenson-Companies, Inc. (2007-2017).	154

Current: SPDR Series Trust (81) (2018-present); SPDR Index Shares Funds (30) (2018-present); SSGA Active Trust (14) (2018-present).

Former: Fiduciary/Claymore Energy Infrastructure Fund (2019-2022); Guggenheim Enhanced Equity Income Fund (2019-2021); Guggenheim Credit Allocation Fund (2019-2021); SSGA Master Trust (1) (2018-2020).

Ronald E. Toupin, Jr. (1958)	Trustee, Chair of the Board and Chair of the Executive Committee	Since 2014

Current: Portfolio Consultant (2010-present); Member, Governing Council, Independent Directors Council (2013-present); Governor, Board of Governors, Investment Company Institute (2018-present).

Former: Member, Executive Committee, Independent Directors Council (2016-2018); Vice President, Manager and Portfolio Manager, Nuveen Asset Management (1998-1999); Vice President, Nuveen Investment Advisory Corp. (1992-1999); Vice President and Manager, Nuveen Unit Investment Trusts (1991-1999); and Assistant Vice President and Portfolio Manager, Nuveen Unit Investment Trusts (1988-1999), each of John Nuveen & Co., Inc. (1982-1999).

				154

Former: Fiduciary/Claymore Energy Infrastructure Fund (2004-2022); Guggenheim Enhanced Equity Income Fund (2005-2021); Guggenheim Credit Allocation Fund (2013-2021); Western Asset Inflation-Linked Opportunities & Income Fund (2004-2020); Western Asset Inflation-Linked Income Fund (2003-2020).

118 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INTERESTED TRUSTEE
Amy J. Lee**** (1961)	Trustee, Vice President and Chief Legal Officer	Since 2018 (Trustee) Since 2014 (Chief Legal Officer) Since 2007 (Vice President)	Current: Interested Trustee, certain other funds in the Fund Complex (2018-present); Chief Legal Officer, certain other funds in the Fund Complex (2014-present); Vice President, certain other funds in the Fund Complex (2007-present); Senior Managing Director, Guggenheim Investments (2012-present). Former: President and Chief Executive Officer, certain other funds in the Fund Complex (2017-2019); Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).	154	Former: Fiduciary/Claymore Energy Infrastructure Fund (2018-2022); Guggenheim Enhanced Equity Income Fund (2018-2021); Guggenheim Credit Allocation Fund (2018-2021).

*	The business address of each Trustee is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, Illinois 60606.
**	Each Trustee serves an indefinite term, until his or her successor is elected and qualified. Time served includes time served in the respective position for the Predecessor Corporation.
***

Each Trustee also serves on the Boards of Trustees of Guggenheim Funds Trust, Guggenheim Variable Funds Trust, Guggenheim Strategy Funds Trust, Guggenheim Taxable Municipal Bond & Investment Grade Debt Trust, Guggenheim Strategic Opportunities Fund, Guggenheim Energy & Income Fund, Guggenheim Active Allocation Fund, Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust and Transparent Value Trust. Messrs. Barnes and Nyberg also serve on the Board of Trustees of Advent Convertible & Income Fund.

****	This Trustee is deemed to be an “interested person” of the Funds under the 1940 Act by reason of her position with the Funds’ Adviser and/or the parent of the Adviser.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 119

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years
OFFICERS
Brian E. Binder (1972)	President and Chief Executive Officer	Since 2018

Current: President, Mutual Funds Boards, Guggenheim Investments (2022-present); President and Chief Executive Officer, certain other funds in the Fund Complex (2018-present); President, Mutual Funds Boards, Guggenheim Funds Investment Advisors, LLC and Security Investors, LLC (2018-present);Board Member, Guggenheim Partners Investment Funds plc (2022-present); Board Member, Guggenheim Global Investments plc (2022-present); Board Member of Guggenheim Partners Fund Management (Europe) Limited (2018-present).

Former: Senior Managing Director and Chief Administrative Officer, Guggenheim Investments (2018-2022); Managing Director and President, Deutsche Funds, and Head of US Product, Trading and Fund Administration, Deutsche Asset Management (2013-2018); Managing Director, Chairman of North American Executive Committee and Head of Business Management and Consulting, Invesco Ltd. (2010-2012).

James M. Howley (1972)	Chief Financial Officer, Chief Accounting Officer and Treasurer	Since 2022

Current: Managing Director, Guggenheim Investments (2004-present); Chief Financial Officer, Chief Accounting Officer, and Treasurer, certain other funds in the Fund Complex (2022-present).

Former: Assistant Treasurer, certain other funds in the Fund Complex (2006-2022); Manager, Mutual Fund Administration of Van Kampen Investments, Inc. (1996-2004).

Mark E. Mathiasen (1978)	Secretary	Since 2014	Current: Secretary, certain other funds in the Fund Complex (2007-present); Managing Director, Guggenheim Investments (2007-present).
Glenn McWhinnie (1969)	Assistant Treasurer	Since 2016	Current: Vice President, Guggenheim Investments (2009-present); Assistant Treasurer, certain other funds in the Fund Complex (2016-present).
Michael P. Megaris (1984)	Assistant Secretary	Since 2014	Current: Assistant Secretary, certain other funds in the Fund Complex (2014-present); Managing Director, Guggenheim Investments (2012-present).
Elisabeth Miller (1968)	Chief Compliance Officer	Since 2012

Current: Chief Compliance Officer, certain other funds in the Fund Complex (2012-present); Senior Managing Director, Guggenheim Investments (2012-present);

Senior Managing Director, Guggenheim Funds Distributors, LLC (2014-present).

Former: Chief Compliance Officer, Security Investors, LLC and Guggenheim Funds Investment Advisors, LLC (2012-2018); Chief Compliance Officer, Guggenheim

Distributors, LLC (2009-2014); Senior Manager, Security Investors, LLC (2004-2014); Senior Manager, Guggenheim Distributors, LLC (2004-2014).

Margaux Misantone (1978)	AML Officer	Since 2017

Current: Chief Compliance Officer, Security Investors, LLC and Guggenheim Funds Investment Advisors, LLC (2018-present); AML Officer, Security Investors, LLC and certain other funds in the Fund Complex (2017-present); Managing Director, Guggenheim Investments (2015-present).

Former: Assistant Chief Compliance Officer, Security Investors, LLC and Guggenheim Funds Investments Advisors, LLC (2015-2018).

120 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(concluded)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years
OFFICERS - concluded
Kimberly J. Scott (1974)	Assistant Treasurer	Since 2014

Current: Director, Guggenheim Investments (2012-present); Assistant Treasurer, certain other funds in the Fund Complex (2012-present).

Former: Financial Reporting Manager, Invesco, Ltd. (2010-2011); Vice President/Assistant Treasurer, Mutual Fund Administration for Van Kampen Investments, Inc./Morgan Stanley Investment Management (2009-2010); Manager of Mutual Fund Administration, Van Kampen Investments, Inc./Morgan Stanley Investment Management (2005-2009).

Bryan Stone (1979)	Vice President	Since 2014

Current: Vice President, certain other funds in the Fund Complex (2014-present); Managing Director, Guggenheim Investments (2013-present).

Former: Senior Vice President, Neuberger Berman Group LLC (2009-2013); Vice President, Morgan Stanley (2002-2009).

Jon Szafran (1989)	Assistant Treasurer	Since 2017

Current: Director, Guggenheim Investments (2017-present); Assistant Treasurer, certain other funds in the Fund Complex (2017-present).

Former: Assistant Treasurer of Henderson Global Funds and Manager of US Fund Administration, Henderson Global Investors (North America) Inc. (“HGINA”), (2017); Senior Analyst of US Fund Administration, HGINA (2014–2017); Senior Associate of Fund Administration, Cortland Capital Market Services, LLC (2013-2014); Experienced Associate, PricewaterhouseCoopers LLP (2012-2013).

*	The business address of each officer is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, Illinois 60606.
**	Each officer serves an indefinite term, until his or her successor is duly elected and qualified.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 121

GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)

Who We Are

This Privacy Notice describes the data protection practices of Guggenheim Investments. Guggenheim Investments as used herein refers to the affiliated investment management businesses of Guggenheim Partners, LLC: Guggenheim Funds Investment Advisors, LLC, Guggenheim Partners Investment Management, LLC, Guggenheim Funds Distributors, LLC, Security Investors, LLC, Guggenheim Investment Advisors (Europe) Limited, Guggenheim Real Estate, LLC, GS Gamma Advisors, LLC, Guggenheim Partners India Management, LLC, Guggenheim Partners Europe Limited, as well as the funds in the Guggenheim Funds complex (the “Funds”) (“Guggenheim Investments,” “we,” “us,” or “our”).

Guggenheim Partners Investment Management Holdings, LLC, located at 330 Madison Avenue, New York, New York, 10017 is the data controller for your information. The affiliates who are also controllers of certain of your information are: Guggenheim Investment Advisors (Europe) Limited, Guggenheim Partners Europe Limited, Guggenheim Partners, LLC, Guggenheim Funds Investment Advisors, LLC, Guggenheim Partners Investment Management, LLC, Guggenheim Funds Distributors, LLC and Security Investors, LLC, as well as the Funds.

Our Commitment to You

Guggenheim Investments considers your privacy our utmost concern. When you become our client or investor, you entrust us with not only your hard-earned money but also with your personal and financial information. Because we have access to your private information, we hold ourselves to the highest standards in its safekeeping and use. We strictly limit how we share your information with others, whether you are a current or former Guggenheim Investments client or investor.

The Information We Collect About You

We collect certain nonpublic personal information about you from information you provide on applications, other forms, our website, and/or from third parties including investment advisors. This information includes Social Security or other tax identification number, assets, income, tax information, retirement and estate plan information, transaction history, account balance, payment history, bank account information, marital status, family relationships, information that we collect on our website through the use of “cookies,” and other personal information that you or others provide to us. We may also collect such information through your inquiries by mail, e-mail or telephone. We may also collect customer due diligence information, as required by applicable law and regulation, through third party service providers.

How We Handle Your Personal Information

The legal basis for using your information as set out in this Privacy Notice is as follows: (a) use of your personal data is necessary to perform our obligations under any contract with you (such as a contract for us to provide financial services to you); or (b) where use of your personal data is not necessary for performance of a contract, use of your personal data is necessary for our legitimate interests or the legitimate interests of others (for example, to enforce the legal terms governing our services, operate and market our website and other services we offer, ensure safe environments for our personnel and others, make and receive payments, prevent fraud and to know the customer to whom we are providing the services). Some processing is done to comply with applicable law.

In addition to the specific uses described above, we also use your information in the following manner:

●	We use your information in connection with servicing your accounts.

●	We use information to respond to your requests or questions. For example, we might use your information to respond to your customer feedback.

●	We use information to improve our products and services. We may use your information to make our website and products better. We may use your information to customize your experience with us.

●	We use information for security purposes. We may use your information to protect our company and our customers.

●

We use information to communicate with you. For example, we will communicate with you about your account or our relationship. We may contact you about your feedback. We might also contact you about this Privacy Notice. We may also enroll you in our email newsletter.

122 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)(continued)

●	We use information as otherwise permitted by law, as we may notify you.

●

Aggregate/Anonymous Data. We may aggregate and/or anonymize any information collected through the website so that such information can no longer be linked to you or your device (“Aggregate/Anonymous Information”). We may use Aggregate/Anonymous Information for any purpose, including without limitation for research and marketing purposes, and may also share such data with any third parties, including advertisers, promotional partners, and sponsors.

We do not sell information about current or former clients or their accounts to third parties. Nor do we share this information, except when necessary to complete transactions at your request, to make you aware of investment products and services that we or our affiliates offer, or as permitted or required by law.

We provide information about you to companies and individuals not affiliated with Guggenheim Investments to complete certain transactions or account changes, or to perform services for us related to your account. For example, if you ask to transfer assets from another financial institution to Guggenheim Investments, we must provide certain information about you to that company to complete the transaction. We provide the third party with only the information necessary to carry out its responsibilities and only for that purpose. And we require these third parties to treat your private information with the same high degree of confidentiality that we do. To alert you to other Guggenheim Investments products and services, we share your information within our family of affiliated companies. You may limit our sharing with affiliated companies as set out below. We may also share information with any successor to all or part of our business, or in connection with steps leading up to a merger or acquisition. For example, if part of our business was sold we may give customer information as part of that transaction. We may also share information about you with your consent.

We will release information about you if you direct us to do so, if we are compelled by law to do so, or in other circumstances as permitted by law (for example, to protect your account from fraud).

If you close your account(s) or become an inactive client or investor, we will continue to adhere to the privacy policies and practices described in this notice.

Opt-Out Provisions and Your Data Choices

The law allows you to “opt out” of certain kinds of information sharing with third parties. We do not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.

When you are no longer our client or investor, we continue to share your information as described in this notice, and you may contact us at any time to limit our sharing by sending an email to CorporateDataPrivacy@GuggenheimPartners.com.

European Union Data Subjects and certain others: In addition to the choices set forth above, residents of the European Union and certain other jurisdictions have certain rights to (1) request access to or rectification or deletion of information we collect about them, (2) request a restriction on the processing of their information, (3) object to the processing of their information, or (4) request the portability of certain information. To exercise these or other rights, please contact us using the contact information below. We will consider all requests and provide our response within the time period stated by applicable law. Please note, however, that certain information may be exempt from such requests in some circumstances, which may include if we need to keep processing your information for our legitimate interests or to comply with a legal obligation. We may request you provide us with information necessary to confirm your identity before responding to your request.

Residents of France and certain other jurisdictions may also provide us with instructions regarding the manner in which we may continue to store, erase and share your information after your death, and where applicable, the person you have designated to exercise these rights after your death.

How We Protect Privacy Online

We take steps to protect your privacy when you use our web site – www.guggenheiminvestments.com – by using secure forms of online communication, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These safeguards vary based on the sensitivity of the information that we collect and store. However, we cannot and do not guarantee that these measures will prevent every unauthorized attempt to access, use, or disclose your information since despite our efforts, no Internet and/or other

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 123

GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)(concluded)

electronic transmissions can be completely secure. Our web site uses “http cookies”—tiny pieces of information that we ask your browser to store. We use cookies for session management and security features on the Guggenheim Investments web site. We do not use them to pull data from your hard drive, to learn your e-mail address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the legal information area on our web site for more details about web site security and privacy features.

How We Safeguard Your Personal Information and Data Retention

We restrict access to nonpublic personal information about you to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

We keep your information for no longer than necessary for the purposes for which it is processed. The length of time for which we retain information depends on the purposes for which we collected and use it and/or as required to comply with applicable laws. Information may persist in copies made for backup and business continuity purposes for additional time.

International Visitors

If you are not a resident of the United States, please be aware that your information may be transferred to, stored and processed in the United States where our servers are located and our databases are operated. The data protection and other laws of the United States and other countries might not be as comprehensive as those in your country.

In such cases, we ensure that a legal basis for such a transfer exists and that adequate protection is provided as required by applicable law, for example, by using standard contractual clauses or by transferring your data to a jurisdiction that has obtained an adequacy finding. Individuals whose data may be transferred on the basis of standard contractual clauses may contact us as described below.

We’ll Keep You Informed

If you have any questions or concerns about how we treat your personal data, we encourage you to consult with us first. You may also contact the relevant supervisory authority.

We reserve the right to modify this policy at any time and will inform you promptly of material changes. You may access our privacy policy from our web site at www.guggenheiminvestments.com. Should you have any questions regarding our privacy policy, contact us by email at CorporateDataPrivacy@GuggenheimPartners.com.

124 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

This page intentionally left blank.

3.31.2023

Guggenheim Funds Semi-Annual Report

Guggenheim Diversified Income Fund
Guggenheim High Yield Fund
Guggenheim Core Bond Fund
Guggenheim Municipal Income Fund

GuggenheimInvestments.com	SBINC-SEMI-0323x0923

GUGGENHEIM

Fast, Convenient, and Secure
Sign up for eDelivery from Guggenheim

Guggenheim's eDelivery service allows you to waive postal delivery and provides a fast, convenient, and secure way to access your account documents and shareholder communications such as statements, confirmations, prospectuses, and annual and semi-annual reports.

With Guggenheim's eDelivery service, you can:

- Receive important account information faster
- Reduce the chance of mail fraud and identity theft
- Positively impact the environment
- Increase shareholder value by reducing printing and mailing costs

For more information, visit *GuggenheimInvestments.com/eDelivery* or call our Client Services group at 800 820 0888.

It's easy to enroll:

To register your account and begin receiving some or all of your shareholder communications electronically, follow these simple steps:

1. **Go to *GuggenheimInvestments.com/myaccount***

   If you are a new user, you can also establish your User ID and password here.
2. **Log into your account**
3. **Select "Profile" on the left**
4. **Select "Edit Delivery" at the bottom**
5. **Select the eDelivery radio buttons**
6. **Enter your email address, and check the box that you have read the Terms and Conditions**
7. **Hit "Submit"**

GI-GOGREEN-1022 x1023 #54520

Guggenheim Investments

eDelivery Service Notice

DEAR SHAREHOLDER	2
ECONOMIC AND MARKET OVERVIEW	4
ABOUT SHAREHOLDERS’ FUND EXPENSES	6
DIVERSIFIED INCOME FUND	9
HIGH YIELD FUND	18
CORE BOND FUND	36
MUNICIPAL INCOME FUND	62
NOTES TO FINANCIAL STATEMENTS	75
OTHER INFORMATION	94
INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	95
GUGGENHEIM INVESTMENTS PRIVACY NOTICE	101

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 1

March 31, 2023

Dear Shareholder:

Security Investors, LLC and Guggenheim Partners Investment Management, LLC (the “Investment Advisers”) are pleased to present the shareholder report for a selection of our Funds (the “Funds”) for the semi-annual period ended March 31, 2023 (the “Reporting Period”).

The Investment Advisers are part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC (“Guggenheim”), a global, diversified financial services firm.

Guggenheim Funds Distributors, LLC is the distributor of the Funds. Guggenheim Funds Distributors, LLC is affiliated with Guggenheim and the Investment Advisers.

We encourage you to read the Economic and Market Overview section of the report, which follows this letter.

We are committed to providing innovative investment solutions and appreciate the trust you place in us.

Sincerely,

Security Investors, LLC,

Guggenheim Partners Investment Management, LLC,

April 30, 2023

Read a prospectus and summary prospectus (if available) carefully before investing. It contains the investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at guggenheiminvestments.com or call 800.820.0888.

This material is not intended as a recommendation or as investment advice of any kind, including in connection with rollovers, transfers, and distributions. Such material is not provided in a fiduciary capacity, may not be relied upon for or in connection with the making of investment decisions, and does not constitute a solicitation of an offer to buy or sell securities. All content has been provided for informational or educational purposes only and is not intended to be and should not be construed as legal or tax advice and/or a legal opinion. Always consult a financial, tax and/ or legal professional regarding your specific situation.

Diversified Income Fund may not be suitable for all investors. ● The Fund’s market value will change in response to interest rate changes and market conditions among other factors. In general, bond prices rise when interest rates fall and vice versa. ● The Fund’s exposure to high yield securities may subject the fund to greater volatility. ● Derivatives may pose risks in addition to and greater than those associated with investing directly in securities or other investments, including risks relating to leverage, imperfect correlations with underlying investments or the fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity, valuation and legal restrictions. ● Stock prices, especially stock prices of smaller companies, can be volatile as they reflect changes in the issuing company’s financial conditions and changes in the overall market ● Some asset-backed securities, including mortgage-backed securities, may have structures that make their reaction to interest rates and other factors difficult to predict, making their prices very volatile and they are subject to liquidity risk.● The Fund’s investments in other investment vehicles subject the fund to those risks and expenses affecting the investment vehicle. ● The Fund’s investments in foreign securities carry additional risks when compared to U.S. securities, due to the impact of diplomatic, political or economic developments in the country in question (investments in emerging markets securities are generally subject to an even greater level of risks). ● Investments in syndicated bank loans generally offer a floating interest rate and involve special types of risks. ● Master limited partnerships

2 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

March 31, 2023

(“MLPs”) are subject to certain risks inherent in the structure of MLPs, including tax risks, limited control and voting rights and potential conflicts of interest. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. ● The Fund’s investments in real estate securities subject the fund to the same risks as direct investments in real estate, which is particularly sensitive to economic downturns. ● The Fund’s investments and investment strategies, including investments in MLPs and certain investment vehicles, may be subject to special and complex federal income tax provisions that may adversely affect the fund and its distributions to shareholders. ● Leveraging will exaggerate the effect on NAV of any increase or decrease in the market value of the Fund’s portfolio. ● It is important to note that the Fund is not guaranteed by the U.S. government. ● Please read the prospectus for more detailed information regarding these and other risks.

High Yield Fund may not be suitable for all investors. ● The Fund’s market value will change in response to interest rate changes and market conditions among other factors. In general, bond prices rise when interest rates fall and vice versa. ● The Fund’s exposure to high yield securities may subject the Fund to greater volatility. ● The Fund may invest in derivative instruments, which may be more volatile and less liquid, increasing the risk of loss when compared to traditional securities. Certain of the derivative instruments are also subject to the risks of counterparty default and adverse tax treatment. ●The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile than if it had not been leveraged. ● Instruments and strategies (such as borrowing transactions and reverse repurchase agreements) may provide leveraged exposure to a particular investment, which will magnify any gains or losses on those investments. ● The Fund may invest in foreign securities which carry additional risks when compared to U.S. securities, due to the impact of diplomatic, political, or economic developments in the country in question (investments in emerging markets securities are generally subject to an even greater level of risks). ● Investments in syndicated bank loans generally offer a floating interest rate and involve special types of risks. ● The Fund’s investments in other investment vehicles subject the Fund to those risks and expenses affecting the investment vehicle. ● The Fund’s investments in restricted securities may involve financial and liquidity risk. ● You may have a gain or loss when you sell your shares. ● It is important to note that the Fund is not guaranteed by the U.S. government. ● Please read the prospectus for more detailed information regarding these and other risks.

Core Bond Fund may not be suitable for all investors. ● The Fund’s market value will change in response to interest rate changes and market conditions among other factors. In general, bond prices rise when interest rates fall and vice versa. ● The Fund’s exposure to high yield securities may subject the Fund to greater volatility. ● When market conditions are deemed appropriate, the Fund may use leverage to the full extent permitted by its investment policies and restrictions and applicable law. Leveraging will exaggerate the effect on net asset value of any increase or decrease in the market value of the Fund’s portfolio. ● The Fund may invest in derivative instruments, which may be more volatile and less liquid, increasing the risk of loss when compared to traditional securities. Certain of the derivative instruments are also subject to the risks of counterparty default and adverse tax treatment. ● Instruments and strategies (such as borrowing transactions and reverse repurchase agreements) may provide leveraged exposure to a particular investment, which will magnify any gains or losses on those investments. ● Investments in reverse repurchase agreements expose the Fund to the many of the same risks as investments in derivatives. ● The Fund’s investments in other investment vehicles subject the Fund to those risks and expenses affecting the investment vehicle. ● The Fund’s investments in foreign securities carry additional risks when compared to U.S. securities, due to the impact of diplomatic, political or economic developments in the country in question (investments in emerging markets securities are generally subject to an even greater level of risk). ● Investments in syndicated bank loans generally offer a floating interest rate and involve special types of risks. ● The Fund’s investments in municipal securities can be affected by events that affect the municipal bond market. ● The Fund’s investments in real estate securities subject the Fund to the same risks as direct investments in real estate, which is particularly sensitive to economic downturns. ● The Fund’s investments in restricted securities may involve financial and liquidity risk. ● You may have a gain or loss when you sell your shares. ● It is important to note that the Fund is not guaranteed by the U.S. government. ● Please read the prospectus for more detailed information regarding these and other risks.

Municipal Income Fund may not be suitable for all investors. ● The Fund will be significantly affected by events that affect the municipal bond market, which could include unfavorable legislative or political developments and adverse changes in the financial conditions of state and municipal issuers or the federal government in case it provides financial support to the municipality. Income from municipal bonds held by the Fund could be declared taxable because of changes in tax laws. The Fund may invest in securities that generate taxable income. A portion of the Fund’s otherwise tax-exempt dividends may be taxable to those shareholders subject to the alternative minimum tax. ● Certain sectors of the municipal bond market have special risks that can affect them more significantly than the market as a whole. Because many municipal instruments are issued to finance similar projects, conditions in these industries can significantly affect the Fund and the overall municipal market. ● Municipalities currently experience budget shortfalls, which could cause them to default on their debt and thus subject the Fund to unforeseen losses. ● Like other funds that hold bonds and other fixed-income investments, the Fund’s market value will change in response to interest rate changes and market conditions, among other factors. In general, bond prices rise when interest rates fall and vice versa. ● The Fund’s exposure to high-yield securities may subject the Fund to greater volatility. ● When market conditions are deemed appropriate, the Fund will leverage to the full extent permitted by its investment policies and restrictions and applicable law. Leveraging will exaggerate the effect on net asset value of any increase or decrease in the market value of the Fund’s portfolio. ● The Fund may invest in derivative instruments, which may be more volatile and less liquid, increasing the risk of loss when compared to traditional securities. Certain of the derivative instruments are also subject to the risks of counterparty default and adverse tax treatment. ●Instruments and strategies (such as reverse repurchase agreements, unfunded commitments, tender option bonds, and borrowings) may expose the Fund to many of the same risks as investments in derivatives and may provide leveraged exposure to a particular investment, which will magnify any gains or losses on those investments. ● The Fund’s investments in other investment vehicles subject the Fund to those risks and expenses affecting the investment vehicle. ● The Fund’s investments in foreign securities carry additional risks when compared to U.S. securities, due to the impact of diplomatic, political, or economic developments in the country in question (investments in emerging markets securities are generally subject to an even greater level of risks). ● Investments in syndicated bank loans generally offer a floating interest rate and involve special types of risks. ● The Fund is subject to active trading risks that may increase volatility and impact its ability to achieve its investment objective. ● You may have a gain or loss when you sell your shares. ● It is important to note that the Fund is not guaranteed by the U.S. government. ● To the extent the Fund invests a substantial portion of its assets in municipal securities issued by issuers in a particular state, municipality or project, the Fund will be particularly sensitive to developments and events adversely affecting such state or municipality or with respect to a particular project. Please read the prospectus for more detailed information regarding these and other risks.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 3

ECONOMIC AND MARKET OVERVIEW (Unaudited)	March 31, 2023

Developments in March 2023 highlighted the increasingly difficult place in which the U.S. Federal Reserve (the “Fed”) and other central banks find themselves as they work toward restoring price stability and maintaining financial stability. The collapse of Silicon Valley Bank and Signature Bank prompted banks to rush for liquidity support from the Fed, totaling $165 billion in the immediate aftermath. Overseas, the Swiss National Bank provided the equivalent of $54 billion in emergency liquidity to Credit Suisse before a deal was struck with rival UBS to buy it for $3.25 billion.

Heightened concerns about further bank stress and central banks’ ability to continue aggressively tightening monetary policy weighed heavily on market-implied expectations for the path of policy rates. Nevertheless, in March 2023 the Fed raised rates by 25 basis points and the European Central Bank raised rates by 50 basis points. One basis point equals 0.01%. We expect central banks will continue to raise rates over the next few months in their continuing effort to bring inflation to heel, despite the cracks in financial stability that are beginning to show.

While markets were volatile, data releases indicated that the U.S. economy is still on a relatively firm footing. March job growth came in at 236,000, well above the level needed to keep the unemployment rate from rising. Housing data has surprised to the upside, likely in response to the recent softening of mortgage rates. Meanwhile, the S&P Global U.S. composite Purchasing Managers’ Index (“PMI”) rose to a 10-month high, with strength especially evident in sub-indices for the service sector. Forward-looking data looks more concerning, however, with the Leading Economic Index turning down further, initial signs of job loss in the most cyclical and interest rate sensitive sectors, and business surveys souring on the economic outlook and plans for spending and hiring.

The Fed acknowledged in its March 2023 Federal Open Market Committee meeting statement that a contraction of credit emanating from volatility in the banking sector was likely to create new headwinds for the economy. In recognition of this new risk, the Fed’s updated Summary of Economic Projections showed a small downward revision of real gross domestic product growth this year, from 0.5% to 0.4%, followed by a larger downward revision for next year, from 1.6% to 1.2%. We continue to expect a recession could begin midway through the year.

For the Reporting Period, the S&P 500® Index* returned 15.62%. The MSCI Europe-Australasia-Far East (“EAFE”) Index* (gross) returned 27.52%. The return of the MSCI Emerging Markets Index* (gross) was 14.20%.

In the bond market, the Bloomberg U.S. Aggregate Bond Index* posted a 4.89% return for the Reporting Period, while the Bloomberg U.S. Corporate High Yield Index* returned 7.89%. The return of the ICE Bank of America (“BofA”) 3-Month U.S. Treasury Bill Index* was 1.94% for the six-month period.

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

4 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ECONOMIC AND MARKET OVERVIEW (Unaudited)(concluded)	March 31, 2023

*Index Definitions

Indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees, or expenses.

Bloomberg U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, mortgage-backed securities or “MBS” (agency fixed-rate and hybrid adjustable-rate mortgage, or “ARM”, pass-throughs), asset-backed securities (“ABS”), and commercial mortgage-backed securities (“CMBS”) (agency and non-agency).

Bloomberg U.S. Corporate High Yield Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB +/BB + or below.

Bloomberg Municipal Bond Index is a broad market performance benchmark for the tax-exempt bond market. The bonds included in this index must have a minimum credit rating of at least Baa.

ICE BofA 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

MSCI Emerging Markets Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market performance in the global emerging markets.

S&P 500® Index is a broad-based index, the performance of which is based on the performance of 500 widely held common stocks chosen for market size, liquidity, and industry group representation.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 5

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses, and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, other distributions, and exchange fees, and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning September 30, 2022 and ending March 31, 2023.

The following tables illustrate the Funds’ costs in two ways:

Table 1. Based on actual Fund return: This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fifth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return: This section is intended to help investors compare a fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges (“CDSC”) on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about the Funds’ expenses, including annual expense ratios for periods up to five years (subject to the Fund’s inception date), can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.

6 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(continued)

	Expense Ratio[1]	Fund Return	Beginning Account Value September 30, 2022	Ending Account Value March 31, 2023	Expenses Paid During Period[2]
Table 1. Based on actual Fund return[3]
Diversified Income Fund
A-Class	0.73%	8.36%	$ 1,000.00	$ 1,083.60	$ 3.79
C-Class	1.47%	7.95%	1,000.00	1,079.50	7.62
P-Class	0.74%	8.33%	1,000.00	1,083.30	3.84
Institutional Class	0.48%	8.53%	1,000.00	1,085.30	2.50
High Yield Fund
A-Class	1.16%	6.97%	1,000.00	1,069.70	5.99
C-Class	1.91%	6.54%	1,000.00	1,065.40	9.84
P-Class	1.16%	6.97%	1,000.00	1,069.70	5.99
Institutional Class	0.91%	7.03%	1,000.00	1,070.30	4.70
R6-Class	0.80%	7.17%	1,000.00	1,071.70	4.13
Core Bond Fund
A-Class	0.74%	5.21%	1,000.00	1,052.10	3.79
C-Class	1.54%	4.81%	1,000.00	1,048.10	7.86
P-Class	0.80%	5.25%	1,000.00	1,052.50	4.09
Institutional Class	0.50%	5.41%	1,000.00	1,054.10	2.56
Municipal Income Fund
A-Class	0.78%	7.34%	1,000.00	1,073.40	4.03
C-Class	1.53%	6.85%	1,000.00	1,068.50	7.89
P-Class	0.78%	7.25%	1,000.00	1,072.50	4.03
Institutional Class	0.53%	7.48%	1,000.00	1,074.80	2.74

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 7

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(concluded)

	Expense Ratio[1]	Fund Return	Beginning Account Value September 30, 2022	Ending Account Value March 31, 2023	Expenses Paid During Period[2]
Table 2. Based on hypothetical 5% return (before expenses)
Diversified Income Fund
A-Class	0.73%	5.00%	$ 1,000.00	$ 1,021.29	$ 3.68
C-Class	1.47%	5.00%	1,000.00	1,017.60	7.39
P-Class	0.74%	5.00%	1,000.00	1,021.24	3.73
Institutional Class	0.48%	5.00%	1,000.00	1,022.54	2.42
High Yield Fund
A-Class	1.16%	5.00%	1,000.00	1,019.15	5.84
C-Class	1.91%	5.00%	1,000.00	1,015.41	9.60
P-Class	1.16%	5.00%	1,000.00	1,019.15	5.84
Institutional Class	0.91%	5.00%	1,000.00	1,020.39	4.58
R6-Class	0.80%	5.00%	1,000.00	1,020.94	4.03
Core Bond Fund
A-Class	0.74%	5.00%	1,000.00	1,021.24	3.73
C-Class	1.54%	5.00%	1,000.00	1,017.25	7.75
P-Class	0.80%	5.00%	1,000.00	1,020.94	4.03
Institutional Class	0.50%	5.00%	1,000.00	1,022.44	2.52
Municipal Income Fund
A-Class	0.78%	5.00%	1,000.00	1,021.04	3.93
C-Class	1.53%	5.00%	1,000.00	1,017.30	7.70
P-Class	0.78%	5.00%	1,000.00	1,021.04	3.93
Institutional Class	0.53%	5.00%	1,000.00	1,022.29	2.67

[1]

Annualized and excludes expenses of the underlying funds in which the Funds invest, if any. This ratio represents net expenses, which may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the period would be:

	A-Class	C-Class	P-Class	Institutional Class	R6-Class
Diversified Income Fund	0.73%	1.46%	0.74%	0.48%	N/A
High Yield Fund	1.13%	1.88%	1.13%	0.88%	0.77%
Core Bond Fund	0.71%	1.51%	0.76%	0.47%	N/A
Municipal Income Fund	0.77%	1.52%	0.77%	0.52%	N/A

[2]

Expenses are equal to the Fund’s annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

[3]	Actual cumulative return at net asset value for the period September 30, 2022 to March 31, 2023.

8 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 31, 2023

DIVERSIFIED INCOME FUND

OBJECTIVE: Seeks to achieve high current income with consideration for capital appreciation.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments or investments in Guggenheim Ultra Short Duration Fund.

Inception Dates:
A-Class	January 29, 2016
C-Class	January 29, 2016
P-Class	January 29, 2016
Institutional Class	January 29, 2016

Ten Largest Holdings	(% of Total Net Assets)
Guggenheim High Yield Fund — R6-Class	24.6%
Guggenheim RBP Large-Cap Market Fund — Institutional Class	19.8%
Guggenheim Floating Rate Strategies Fund — R6-Class	10.0%
Guggenheim RBP Dividend Fund — Institutional Class	9.9%
Guggenheim Core Bond Fund — Institutional Class	9.7%
Guggenheim World Equity Income Fund — Institutional Class	4.9%
Guggenheim Risk Managed Real Estate Fund — Institutional Class	4.8%
Guggenheim Ultra Short Duration Fund — Institutional Class	4.8%
ClearBridge MLP & Midstream Total Return Fund, Inc.	0.3%
PIMCO Corporate & Income Strategy Fund	0.3%
Top Ten Total	89.1%

“Ten Largest Holdings” excludes any temporary cash investments.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 9

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(concluded)	March 31, 2023

Average Annual Returns*

Periods Ended March 31, 2023

	6 Month†	1 Year	5 Year	Since Inception (01/29/16)
A-Class Shares	8.36%	(6.71%)	2.41%	4.02%
A-Class Shares with sales charge‡	4.03%	(10.45%)	1.57%	3.43%
C-Class Shares	7.95%	(7.42%)	1.65%	3.25%
C-Class Shares with CDSC§	6.95%	(8.27%)	1.65%	3.25%
P-Class Shares	8.33%	(6.74%)	2.39%	4.01%
Institutional Class Shares	8.53%	(6.48%)	2.66%	4.28%
Bloomberg U.S. Aggregate Bond Index	4.89%	(4.78%)	0.91%	1.09%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Bloomberg U.S. Aggregate Bond Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.00%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

10 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023
DIVERSIFIED INCOME FUND

	Shares	Value
MUTUAL FUNDS† - 88.5%
Guggenheim High Yield Fund — R6-Class[1]	207,979	$1,969,559
Guggenheim RBP Large-Cap Market Fund — Institutional Class[1]	153,543	1,581,490
Guggenheim Floating Rate Strategies Fund — R6-Class[1]	33,238	799,380
Guggenheim RBP Dividend Fund — Institutional Class[1]	66,878	787,820
Guggenheim Core Bond Fund — Institutional Class[1]	47,449	779,582
Guggenheim World Equity Income Fund — Institutional Class[1]	28,105	391,509
Guggenheim Risk Managed Real Estate Fund — Institutional Class[1]	12,733	382,638
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	39,218	380,811
Total Mutual Funds
(Cost $7,724,035)		7,072,789

CLOSED-END FUNDS† - 8.5%
ClearBridge MLP & Midstream Total Return Fund, Inc.	800	23,120
PIMCO Corporate & Income Strategy Fund	1,700	21,318
Neuberger Berman High Yield Strategies Fund, Inc.	2,317	19,741
First Trust Energy Income and Growth Fund	1,500	19,470
BlackRock Floating Rate Income Strategies Fund, Inc.	1,600	18,720
Western Asset High Income Fund II, Inc.	3,798	18,458
BlackRock Limited Duration Income Trust	1,400	18,354
BlackRock Enhanced Equity Dividend Trust	2,100	18,039
Eaton Vance Tax-Advantaged Dividend Income Fund	797	18,020
John Hancock Premium Dividend Fund	1,450	17,966
BlackRock Floating Rate Income Trust	1,600	17,936
Voya Infrastructure Industrials and Materials Fund	1,850	17,853
Voya Global Equity Dividend and Premium Opportunity Fund	3,400	17,340
Eaton Vance Tax-Managed Buy-Write Opportunities Fund	1,370	17,303
Aberdeen Income Credit Strategies Fund	2,584	17,237
John Hancock Preferred Income Fund	1,050	16,800
Calamos Convertible Opportunities and Income Fund	1,594	16,769
PIMCO High Income Fund	3,500	16,695
Blackstone Strategic Credit Fund	1,550	16,507
Eaton Vance Tax-Managed Buy-Write Income Fund	1,250	16,312
Eaton Vance Limited Duration Income Fund	1,650	16,253
Invesco High Income Trust II	1,525	16,012
Royce Value Trust, Inc.	1,174	15,931
DoubleLine Income Solutions Fund	1,400	15,918
Cohen & Steers REIT and Preferred and Income Fund, Inc.	815	15,901
PGIM High Yield Bond Fund, Inc.	1,300	15,860
John Hancock Income Securities Trust	1,450	15,834
Western Asset Premier Bond Fund	1,550	15,810
Reaves Utility Income Fund	550	15,609
Pioneer High Income Fund, Inc.	2,350	15,581
BlackRock Credit Allocation Income Trust	1,500	15,435
Western Asset Global Corporate Defined Opportunity Fund, Inc.	1,200	15,240
PIMCO Dynamic Income Fund	845	15,227
Virtus Diversified Income & Co.	779	15,042
John Hancock Investors Trust	1,178	14,949
Eaton Vance Enhanced Equity Income Fund II	908	14,891
KKR Income Opportunities Fund	1,350	14,823
PIMCO Dynamic Income Opportunities Fund	1,150	14,260
Western Asset Emerging Markets Debt Fund, Inc.	1,650	14,173
Apollo Senior Floating Rate Fund, Inc.	1,100	13,893
Western Asset Mortgage Opportunity Fund, Inc.	1,250	13,063
Total Closed-End Funds
(Cost $779,025)		683,663

MONEY MARKET FUND† - 2.4%
Goldman Sachs Financial Square Treasury Instruments Fund — Institutional Shares, 4.56%[2]	191,534	191,534
Total Money Market Fund
(Cost $191,534)		191,534

Total Investments - 99.4%
(Cost $8,694,594)		$7,947,986
Other Assets & Liabilities, net - 0.6%		46,084
Total Net Assets - 100.0%		$7,994,070

†	Value determined based on Level 1 inputs — See Note 4.
[1]	Affiliated issuer.
[2]	Rate indicated is the 7-day yield as of March 31, 2023.
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 11

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	March 31, 2023
DIVERSIFIED INCOME FUND

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2023 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$7,072,789	$—	$—	$7,072,789
Closed-End Funds	683,663	—	—	683,663
Money Market Fund	191,534	—	—	191,534
Total Assets	$7,947,986	$—	$—	$7,947,986

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments, result in that company being considered an affiliated issuer, as defined in the 1940 Act.

Transactions during the period ended March 31, 2023, in which the company is an affiliated issuer, were as follows:

Security Name	Value 09/30/22	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/23	Shares 03/31/23	Investment Income	Capital Gain Distributions
Mutual Funds
Guggenheim Core Bond Fund — Institutional Class	$704,685	$51,000	$—	$—	$23,897	$779,582	47,449	$15,986	$—
Guggenheim Floating Rate Strategies Fund — R6-Class	747,554	30,248	—	—	21,578	799,380	33,238	30,107	—
Guggenheim High Yield Fund — R6-Class	1,837,726	61,015	—	—	70,818	1,969,559	207,979	60,945	—
Guggenheim RBP Dividend Fund — Institutional Class	685,303	17,674	(15,148)	(3,823)	103,814	787,820	66,878	5,684	—
Guggenheim RBP Large-Cap Market Fund — Institutional Class	1,383,590	82,845	—	—	115,055	1,581,490	153,543	5,578	40,807
Guggenheim Risk Managed Real Estate Fund — Institutional Class	337,666	42,932	—	—	2,040	382,638	12,733	5,479	15,483
Guggenheim Ultra Short Duration Fund — Institutional Class	367,906	8,272	—	—	4,633	380,811	39,218	8,235	—
Guggenheim World Equity Income Fund — Institutional Class	344,667	4,302	—	—	42,540	391,509	28,105	4,090	212
	$6,409,097	$298,288	$(15,148)	$(3,823)	$384,375	$7,072,789		$136,104	$56,502

12 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

DIVERSIFIED INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2023

Assets:
Investments in unaffiliated issuers, at value (cost $970,559)	$875,197
Investments in affiliated issuers, at value (cost $7,724,035)	7,072,789
Prepaid expenses	50,712
Receivables:
Dividends	31,171
Investment Adviser	15,713
Interest	626
Fund shares sold	20
Total assets	8,046,228

Liabilities:
Payable for:
Securities purchased	30,860
Professional fees	9,522
Fund accounting/administration fees	4,247
Transfer agent/maintenance fees	2,338
Trustees’ fees*	1,535
Due to Investment Adviser	630
Distribution and service fees	396
Fund shares redeemed	124
Miscellaneous	2,506
Total liabilities	52,158
Net assets	$7,994,070

Net assets consist of:
Paid in capital	$8,757,028
Total distributable earnings (loss)	(762,958)
Net assets	$7,994,070

A-Class:
Net assets	$307,016
Capital shares outstanding	12,880
Net asset value per share	$23.84
Maximum offering price per share (Net asset value divided by 96.00%)	$24.83

C-Class:
Net assets	$242,432
Capital shares outstanding	10,221
Net asset value per share	$23.72

P-Class:
Net assets	$617,361
Capital shares outstanding	25,883
Net asset value per share	$23.85

Institutional Class:
Net assets	$6,827,261
Capital shares outstanding	286,342
Net asset value per share	$23.84

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended March 31, 2023

Investment Income:
Dividends from securities of unaffiliated issuers	$37,457
Dividends from securities of affiliated issuers	136,104
Interest	2,317
Total investment income	175,878

Expenses:
Management fees	28,955
Distribution and service fees:
A-Class	375
C-Class	1,185
P-Class	647
Transfer agent/maintenance fees:
A-Class	728
C-Class	691
P-Class	1,235
Institutional Class	10,804
Registration fees	32,320
Professional fees	17,575
Trustees’ fees*	6,388
Fund accounting/administration fees	6,177
Custodian fees	3,388
Line of credit fees	128
Miscellaneous	5,117
Recoupment of previously waived fees:
A-Class	25
C-Class	20
P-Class	88
Institutional Class	527
Total expenses	116,373
Less:
Expenses reimbursed by Adviser:
A-Class	(1,907)
C-Class	(1,633)
P-Class	(3,367)
Institutional Class	(36,984)
Expenses waived by Adviser	(51,684)
Total waived/reimbursed expenses	(95,575)
Net expenses	20,798
Net investment income	155,080

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	16,140
Investments in affiliated issuers	(3,823)
Distributions received from affiliated investment companies	56,502
Net realized gain	68,819
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	4,210
Investments in affiliated issuers	384,375
Net change in unrealized appreciation (depreciation)	388,585
Net realized and unrealized gain	457,404
Net increase in net assets resulting from operations	$612,484

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 13

DIVERSIFIED INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022
Increase (Decrease) in Net Assets from Operations:
Net investment income	$155,080	$206,098
Net realized gain on investments	68,819	506,371
Net change in unrealized appreciation (depreciation) on investments	388,585	(1,949,416)
Net increase (decrease) in net assets resulting from operations	612,484	(1,236,947)

Distributions to shareholders:
A-Class	(20,350)	(13,926)
C-Class	(15,269)	(22,111)
P-Class	(34,556)	(9,123)
Institutional Class	(460,889)	(277,436)
Total distributions to shareholders	(531,064)	(322,596)

Capital share transactions:
Proceeds from sale of shares
A-Class	855	120,099
C-Class	1,000	628,708
P-Class	191,895	389,539
Institutional Class	—	583,577
Distributions reinvested
A-Class	20,350	13,926
C-Class	15,269	22,111
P-Class	34,556	9,123
Institutional Class	460,889	277,436
Cost of shares redeemed
A-Class	(1,636)	(126,698)
C-Class	(673)	(551,222)
P-Class	(25,374)	(72,266)
Institutional Class	(7,886)	(206,918)
Net increase from capital share transactions	689,245	1,087,415
Net increase (decrease) in net assets	770,665	(472,128)

Net assets:
Beginning of period	7,223,405	7,695,533
End of period	7,994,070	7,223,405

Capital share activity:
Shares sold
A-Class	35	4,278
C-Class	42	22,058
P-Class	7,861	14,554
Institutional Class	—	20,354
Shares issued from reinvestment of distributions
A-Class	867	503
C-Class	655	791
P-Class	1,471	339
Institutional Class	19,620	10,120
Shares redeemed
A-Class	(67)	(4,685)
C-Class	(28)	(22,244)
P-Class	(1,049)	(2,623)
Institutional Class	(326)	(7,812)
Net increase in shares	29,081	35,633

14 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

DIVERSIFIED INCOME FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Six Months Ended March 31, 2023[a]	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018
Per Share Data
Net asset value, beginning of period	$23.59	$28.45	$25.27	$26.99	$26.70	$27.58
Income (loss) from investment operations:
Net investment income (loss)[b]	.46	.71	.73	.81	.86	.91
Net gain (loss) on investments (realized and unrealized)	1.46	(4.55)	3.30	(1.63)	.50	(.70)
Total from investment operations	1.92	(3.84)	4.03	(.82)	1.36	.21
Less distributions from:
Net investment income	(.43)	(.93)	(.85)	(.81)	(.77)	(.90)
Net realized gains	(1.24)	(.09)	—	(.09)	(.30)	(.19)
Total distributions	(1.67)	(1.02)	(.85)	(.90)	(1.07)	(1.09)
Net asset value, end of period	$23.84	$23.59	$28.45	$25.27	$26.99	$26.70

Total Return[c]	8.36%	(13.94%)	16.10%	(3.06%)	5.31%	0.78%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$307	$284	$340	$267	$278	$141
Ratios to average net assets:
Net investment income (loss)	3.82%	2.59%	2.64%	3.14%	3.26%	3.37%
Total expenses[d]	3.34%	3.42%	3.92%	4.24%	4.03%	4.83%
Net expenses[e,f,g]	0.73%	0.74%	0.78%	0.83%	0.85%	0.84%
Portfolio turnover rate	—	12%	50%	66%	58%	37%

C-Class	Six Months Ended March 31, 2023[a]	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018
Per Share Data
Net asset value, beginning of period	$23.48	$28.36	$25.19	$27.00	$26.69	$27.56
Income (loss) from investment operations:
Net investment income (loss)[b]	.37	.47	.52	.60	.69	.71
Net gain (loss) on investments (realized and unrealized)	1.45	(4.49)	3.29	(1.62)	.46	(.69)
Total from investment operations	1.82	(4.02)	3.81	(1.02)	1.15	.02
Less distributions from:
Net investment income	(.34)	(.77)	(.64)	(.70)	(.54)	(.70)
Net realized gains	(1.24)	(.09)	—	(.09)	(.30)	(.19)
Total distributions	(1.58)	(.86)	(.64)	(.79)	(.84)	(.89)
Net asset value, end of period	$23.72	$23.48	$28.36	$25.19	$27.00	$26.69

Total Return[c]	7.95%	(14.57%)	15.24%	(3.77%)	4.50%	0.08%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$242	$224	$254	$197	$816	$145
Ratios to average net assets:
Net investment income (loss)	3.08%	1.70%	1.89%	2.26%	2.59%	2.63%
Total expenses[d]	4.19%	4.04%	4.68%	4.86%	4.74%	5.65%
Net expenses[e,f,g]	1.47%	1.49%	1.52%	1.58%	1.59%	1.59%
Portfolio turnover rate	—	12%	50%	66%	58%	37%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 15

DIVERSIFIED INCOME FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

P-Class	Six Months Ended March 31, 2023[a]	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018
Per Share Data
Net asset value, beginning of period	$23.59	$28.43	$25.25	$26.97	$26.70	$27.58
Income (loss) from investment operations:
Net investment income (loss)[b]	.46	.58	.73	.81	.85	.91
Net gain (loss) on investments (realized and unrealized)	1.47	(4.43)	3.30	(1.63)	.51	(.70)
Total from investment operations	1.93	(3.85)	4.03	(.82)	1.36	.21
Less distributions from:
Net investment income	(.43)	(.90)	(.85)	(.81)	(.79)	(.90)
Net realized gains	(1.24)	(.09)	—	(.09)	(.30)	(.19)
Total distributions	(1.67)	(.99)	(.85)	(.90)	(1.09)	(1.09)
Net asset value, end of period	$23.85	$23.59	$28.43	$25.25	$26.97	$26.70

Total Return	8.33%	(13.95%)	16.12%	(3.03%)	5.23%	0.82%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$617	$415	$152	$128	$131	$125
Ratios to average net assets:
Net investment income (loss)	3.85%	2.16%	2.64%	3.14%	3.22%	3.37%
Total expenses[d]	3.38%	3.49%	3.92%	4.19%	3.97%	4.82%
Net expenses[e,f,g]	0.74%	0.74%	0.78%	0.83%	0.85%	0.84%
Portfolio turnover rate	—	12%	50%	66%	58%	37%

16 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

DIVERSIFIED INCOME FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Institutional Class	Six Months Ended March 31, 2023[a]	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018
Per Share Data
Net asset value, beginning of period	$23.59	$28.44	$25.26	$26.98	$26.72	$27.59
Income (loss) from investment operations:
Net investment income (loss)[b]	.49	.69	.80	.87	.92	.98
Net gain (loss) on investments (realized and unrealized)	1.46	(4.46)	3.30	(1.63)	.49	(.70)
Total from investment operations	1.95	(3.77)	4.10	(.76)	1.41	.28
Less distributions from:
Net investment income	(.46)	(.99)	(.92)	(.87)	(.85)	(.96)
Net realized gains	(1.24)	(.09)	—	(.09)	(.30)	(.19)
Total distributions	(1.70)	(1.08)	(.92)	(.96)	(1.15)	(1.15)
Net asset value, end of period	$23.84	$23.59	$28.44	$25.26	$26.98	$26.72

Total Return	8.53%	(13.74%)	16.40%	(2.82%)	5.52%	1.06%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,827	$6,300	$6,950	$5,965	$6,165	$5,757
Ratios to average net assets:
Net investment income (loss)	4.07%	2.54%	2.89%	3.39%	3.47%	3.62%
Total expenses[d]	2.93%	3.05%	3.55%	3.78%	3.58%	4.42%
Net expenses[e,f,g]	0.48%	0.49%	0.53%	0.58%	0.60%	0.60%
Portfolio turnover rate	—	12%	50%	66%	58%	37%

[a]	Unaudited figures for the period ended March 31, 2023. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]	The portion of the ratios of net expenses to average net assets attributable to recoupments of prior fee reductions or expense reimbursements for the years presented was as follows:

	03/31/23[a]	09/30/22	09/30/21	09/30/20	09/30/19	09/30/18
A-Class	0.02%	—	—	—	—	—
C-Class	0.02%	—	—	0.00%*	—	—
P-Class	0.03%	—	—	0.00%*	—	—
Institutional Class	0.02%	—	—	0.00%*	—	—

*	Less than 0.01%.

[g]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

	03/31/23[a]	09/30/22	09/30/21	09/30/20	09/30/19	09/30/18
A-Class	0.73%	0.73%	0.77%	0.82%	0.85%	0.84%
C-Class	1.46%	1.48%	1.51%	1.57%	1.59%	1.58%
P-Class	0.74%	0.73%	0.77%	0.82%	0.85%	0.84%
Institutional Class	0.48%	0.48%	0.52%	0.57%	0.60%	0.59%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 17

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 31, 2023

HIGH YIELD FUND

OBJECTIVE: Seeks high current income. Capital appreciation is a secondary objective.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Portfolio Composition by Quality Rating[1]
Rating	% of Total Investments
Fixed Income Instruments
BBB	4.4%
BB	43.2%
B	34.1%
CCC	8.6%
D	0.0%
NR2	4.4%
Other Instruments	5.3%
Total Investments	100.0%

Inception Dates:
A-Class	August 5, 1996
C-Class	May 1, 2000
P-Class	May 1, 2015
Institutional Class	July 11, 2008
R6-Class	May 15, 2017

Ten Largest Holdings	(% of Total Net Assets)
CPI CG, Inc., 8.63%	1.4%
Terraform Global Operating, LP, 6.13%	1.4%
Hunt Companies, Inc., 5.25%	1.3%
McGraw-Hill Education, Inc., 5.75%	1.2%
Jefferies Finance LLC / JFIN Company-Issuer Corp., 5.00%	1.2%
GrafTech Finance, Inc., 4.63%	1.1%
FAGE International S.A. / FAGE USA Dairy Industry, Inc., 5.63%	1.1%
Artera Services LLC, 9.03%	1.1%
Brundage-Bone Concrete Pumping Holdings, Inc., 6.00%	1.1%
Upbound Group, Inc., 6.38%	1.0%
Top Ten Total	11.9%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

[1]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled “NR” have been rated by Moody’s, Standard & Poor’s (“S&P”), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization (“NRSRO”). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating. Security ratings are determined at the time of purchase and may change thereafter.

[2]	NR (not rated) securities do not necessarily indicate low credit quality.

18 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(concluded)	March 31, 2023

Average Annual Returns*

Periods Ended March 31, 2023

	6 Month†	1 Year	5 Year	10 Year
A-Class Shares	6.97%	(2.60%)	2.48%	3.91%
A-Class Shares with sales charge‡	2.69%	(6.47%)	1.65%	3.41%
C-Class Shares	6.54%	(3.36%)	1.67%	3.11%
C-Class Shares with CDSC§	5.54%	(4.28%)	1.67%	3.11%
Institutional Class Shares	7.03%	(2.39%)	2.70%	4.17%
Bloomberg U.S. Corporate High Yield Index	7.89%	(3.34%)	3.21%	4.10%

	6 Month†	1 Year	5 Year	Since Inception (05/01/15)
P-Class Shares	6.97%	(2.59%)	2.42%	3.41%
Bloomberg U.S. Corporate High Yield Index	7.89%	(3.34%)	3.21%	3.82%

	6 Month†	1 Year	5 Year	Since Inception (05/15/17)
R6-Class Shares	7.17%	(2.31%)	2.81%	2.80%
Bloomberg U.S. Corporate High Yield Index	7.89%	(3.34%)	3.21%	3.11%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Bloomberg U.S. Corporate High Yield Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†	6 month returns are not annualized.
‡

Effective October 1, 2015, the maximum sales charge decreased from 4.75% to 4.00%. A 4.75% maximum sales charge is used in the calculation of the Average Annual Returns based on subscriptions made prior to October 1, 2015, and a 4.00% maximum sales charge is used to calculate performance for periods based on subscriptions made on or after October 2, 2015.

§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 19

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023
HIGH YIELD FUND

	Shares	Value
COMMON STOCKS† - 0.9%

Financial - 0.5%
TPG Pace Beneficial II Corp.*,1	46,138	$460,000
Acropolis Infrastructure Acquisition Corp. — Class A*,1	38,845	393,500
Total Financial		853,500

Utilities - 0.4%
TexGen Power LLC*,††	26,665	693,290

Energy - 0.0%
Legacy Reserves, Inc.*,†††	3,452	30,205
Permian Production Partners LLC*,†††	57,028	9,336
Bruin E&P Partnership Units*,†††	44,023	986
Total Energy		40,527

Industrial - 0.0%
BP Holdco LLC*,†††,2	23,711	30,457
Vector Phoenix Holdings, LP*,†††	23,711	5,668
Targus Inc*,†††	12,825	378
Targus Inc*,†††	12,825	378
Targus Inc*,†††	12,825	128
Targus Inc*,†††	12,825	—
Targus Inc*,†††	12,825	—
Total Industrial		37,009

Consumer, Non-cyclical - 0.0%
Cengage Learning Holdings II, Inc.*,††	2,107	22,650
Save-A-Lot*,††	17,185	5,723
Total Consumer, Non-cyclical		28,373

Total Common Stocks
(Cost $1,260,673)		1,652,699

PREFERRED STOCKS†† - 2.0%
Financial - 2.0%
American Equity Investment Life Holding Co.
5.95%[3]	54,000	1,267,382
Charles Schwab Corp.
4.00%*	1,325,000	1,043,438
Arch Capital Group Ltd.
4.55%	42,390	816,007
Assurant, Inc.
5.25% due 01/15/61	30,000	585,600
B Riley Financial, Inc.
6.75% due 05/31/24	403	9,571
Total Financial		3,721,996

Industrial - 0.0%
U.S. Shipping Corp.*,†††	14,718	—

Total Preferred Stocks
(Cost $4,869,825)		3,721,998

WARRANTS† - 0.0%
Acropolis Infrastructure Acquisition Corp.
Expiring 03/31/26[1]	12,947	2,207
Ginkgo Bioworks Holdings, Inc.
Expiring 08/01/26	4	—
MSD Acquisition Corp.
Expiring 05/13/23†††,1	143	—
Total Warrants
(Cost $10,857)		2,207

MONEY MARKET FUND† - 2.3%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 4.43%[4]	4,333,052	4,333,052
Total Money Market Fund
(Cost $4,333,052)		4,333,052

	Face Amount~
CORPORATE BONDS†† - 81.8%
Communications - 14.3%
McGraw-Hill Education, Inc.
5.75% due 08/01/28[5]	2,575,000	2,240,250
8.00% due 08/01/29[5]	1,525,000	1,250,500
Altice France S.A.
5.13% due 07/15/29[5]	1,450,000	1,091,125
5.50% due 10/15/29[5]	1,250,000	955,820
8.13% due 02/01/27[5]	900,000	833,130
CCO Holdings LLC / CCO Holdings Capital Corp.
4.50% due 05/01/32	1,850,000	1,512,967
4.25% due 01/15/34[5]	975,000	762,567
4.25% due 02/01/31[5]	400,000	327,064
6.38% due 09/01/29[5]	275,000	262,625
CSC Holdings LLC
3.38% due 02/15/31[5]	1,025,000	708,941
4.13% due 12/01/30[5]	975,000	700,235
4.63% due 12/01/30[5]	950,000	468,445
VZ Secured Financing BV
5.00% due 01/15/32[5]	2,175,000	1,774,180
Vmed O2 UK Financing I plc
4.25% due 01/31/31[5]	1,125,000	957,127
4.75% due 07/15/31[5]	850,000	728,637
Cengage Learning, Inc.
9.50% due 06/15/24[5]	1,739,000	1,681,352
Level 3 Financing, Inc.
3.63% due 01/15/29[5]	1,825,000	1,009,079
4.25% due 07/01/28[5]	1,150,000	648,830
LCPR Senior Secured Financing DAC
6.75% due 10/15/27[5]	1,417,000	1,338,357
Telenet Finance Luxembourg Notes SARL
5.50% due 03/01/28	1,400,000	1,288,000
UPC Broadband Finco BV
4.88% due 07/15/31[5]	1,200,000	1,037,676
Sirius XM Radio, Inc.
4.13% due 07/01/30[5]	800,000	654,000
5.50% due 07/01/29[5]	375,000	341,250
AMC Networks, Inc.
4.25% due 02/15/29	1,550,000	952,956

20 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
HIGH YIELD FUND

	Face Amount~	Value
Cogent Communications Group, Inc.
7.00% due 06/15/27[5]	775,000	$768,412
Virgin Media Secured Finance plc
4.50% due 08/15/30[5]	675,000	580,372
Match Group Holdings II LLC
4.63% due 06/01/28[5]	600,000	557,232
Outfront Media Capital LLC / Outfront Media Capital Corp.
4.25% due 01/15/29[5]	550,000	456,500
Zayo Group Holdings, Inc.
4.00% due 03/01/27[5]	300,000	228,000
Go Daddy Operating Company LLC / GD Finance Co., Inc.
3.50% due 03/01/29[5]	200,000	172,926
Total Communications		26,288,555

Industrial - 13.2%
New Enterprise Stone & Lime Company, Inc.
9.75% due 07/15/28[5]	1,725,000	1,647,375
5.25% due 07/15/28[5]	675,000	596,629
GrafTech Finance, Inc.
4.63% due 12/15/28[5]	2,500,000	2,084,650
Artera Services LLC
9.03% due 12/04/25[5]	2,350,000	2,021,364
Brundage-Bone Concrete Pumping Holdings, Inc.
6.00% due 02/01/26[5]	2,076,000	1,946,146
Mauser Packaging Solutions Holding Co.
7.88% due 08/15/26[5]	1,025,000	1,025,000
9.25% due 04/15/27[5]	500,000	461,995
TransDigm, Inc.
6.75% due 08/15/28[5]	825,000	833,250
6.25% due 03/15/26[5]	500,000	500,455
Standard Industries, Inc.
5.00% due 02/15/27[5]	900,000	854,748
4.38% due 07/15/30[5]	550,000	478,500
Clearwater Paper Corp.
4.75% due 08/15/28[5]	1,375,000	1,235,300
Great Lakes Dredge & Dock Corp.
5.25% due 06/01/29[5]	1,525,000	1,152,534
Harsco Corp.
5.75% due 07/31/27[5]	1,375,000	1,079,430
Builders FirstSource, Inc.
6.38% due 06/15/32[5]	750,000	752,676
4.25% due 02/01/32[5]	100,000	87,139
Masonite International Corp.
5.38% due 02/01/28[5]	850,000	811,750
Amsted Industries, Inc.
4.63% due 05/15/30[5]	900,000	808,628
Ball Corp.
6.88% due 03/15/28	700,000	724,500
Pactiv Evergreen Group Issuer Incorporated/Pactiv Evergreen Group Issuer LLC
4.00% due 10/15/27[5]	700,000	628,600
Arcosa, Inc.
4.38% due 04/15/29[5]	700,000	622,552
Advanced Drainage Systems, Inc.
6.38% due 06/15/30[5]	575,000	563,407
Trinity Industries, Inc.
4.55% due 10/01/24	550,000	531,991
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc
6.00% due 06/15/27[5]	500,000	495,512
Sealed Air Corp.
6.13% due 02/01/28[5]	475,000	480,299
Howmet Aerospace, Inc.
5.95% due 02/01/37	475,000	478,563
Penske Truck Leasing Company Lp / PTL Finance Corp.
5.70% due 02/01/28[5]	450,000	454,036
Summit Materials LLC / Summit Materials Finance Corp.
6.50% due 03/15/27[5]	425,000	420,987
Stericycle, Inc.
5.38% due 07/15/24[5]	375,000	372,158
Clean Harbors, Inc.
6.38% due 02/01/31[5]	225,000	229,558
Total Industrial		24,379,732

Consumer, Non-cyclical - 12.9%
CPI CG, Inc.
8.63% due 03/15/26[5]	2,572,000	2,546,280
FAGE International S.A. / FAGE USA Dairy Industry, Inc.
5.63% due 08/15/26[5]	2,200,000	2,053,929
Upbound Group, Inc.
6.38% due 02/15/29[5,6]	2,281,000	1,915,246
Prime Security Services Borrower LLC / Prime Finance, Inc.
3.38% due 08/31/27[5]	1,525,000	1,366,781
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.
7.00% due 12/31/27[5]	961,000	838,473
5.00% due 12/31/26[5]	350,000	320,082
Sotheby’s/Bidfair Holdings, Inc.
5.88% due 06/01/29[5]	1,200,000	995,183
DaVita, Inc.
3.75% due 02/15/31[5]	1,225,000	966,219
KeHE Distributors LLC / KeHE Finance Corp.
8.63% due 10/15/26[5]	956,000	951,220
ADT Security Corp.
4.13% due 08/01/29[5]	1,050,000	936,379
Par Pharmaceutical, Inc.
due 04/01/27[5,7]	1,210,000	900,184
Sabre GLBL, Inc.
7.38% due 09/01/25[5]	673,000	601,322
9.25% due 04/15/25[5]	250,000	235,500
Tenet Healthcare Corp.
4.38% due 01/15/30	625,000	560,938
6.13% due 06/15/30[5]	275,000	271,287
Legends Hospitality Holding Company LLC / Legends Hospitality Co-Issuer, Inc.
5.00% due 02/01/26[5]	850,000	760,631

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 21

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
HIGH YIELD FUND

	Face Amount~		Value
Medline Borrower, LP
5.25% due 10/01/29[5]		850,000	$737,470
Bausch Health Companies, Inc.
4.88% due 06/01/28[5]		1,200,000	708,000
Endo Luxembourg Finance Company I SARL / Endo US, Inc.
due 04/01/29[5,7]		950,000	702,744
BCP V Modular Services Finance II plc
4.75% due 10/30/28[5]	EUR	736,000	678,041
Albertsons Companies Incorporated / Safeway Inc / New Albertsons Limited Partnership / Albertsons LLC
5.88% due 02/15/28[5]		475,000	472,081
6.50% due 02/15/28[5]		175,000	175,437
Central Garden & Pet Co.
4.13% due 10/15/30		711,000	628,240
Post Holdings, Inc.
4.63% due 04/15/30[5]		600,000	537,750
Grifols Escrow Issuer S.A.
4.75% due 10/15/28[5]		600,000	492,000
WW International, Inc.
4.50% due 04/15/29[5]		825,000	443,438
HealthEquity, Inc.
4.50% due 10/01/29[5]		450,000	399,811
Lamb Weston Holdings, Inc.
4.13% due 01/31/30[5]		425,000	388,875
GXO Logistics, Inc.
2.65% due 07/15/31		250,000	194,460
1.65% due 07/15/26		175,000	153,898
Garden Spinco Corp.
8.63% due 07/20/30[5]		300,000	320,528
Service Corporation International
3.38% due 08/15/30		325,000	277,063
Nathan’s Famous, Inc.
6.63% due 11/01/25[5]		189,000	188,055
Ingles Markets, Inc.
4.00% due 06/15/31[5]		75,000	65,183
Endo Dac / Endo Finance LLC / Endo Finco, Inc.
due 07/31/27[5,7]		171,000	13,039
Total Consumer, Non-cyclical			23,795,767

Financial - 11.5%
Hunt Companies, Inc.
5.25% due 04/15/29[5]		3,150,000	2,461,700
United Wholesale Mortgage LLC
5.50% due 04/15/29[5]		1,475,000	1,231,625
5.75% due 06/15/27[5]		1,300,000	1,156,821
Jefferies Finance LLC / JFIN Company-Issuer Corp.
5.00% due 08/15/28[5]		2,500,000	2,116,475
Iron Mountain, Inc.
5.63% due 07/15/32[5]		1,275,000	1,164,763
4.88% due 09/15/29[5]		530,000	476,319
5.25% due 07/15/30[5]		475,000	428,299
OneMain Finance Corp.
3.88% due 09/15/28		1,225,000	970,812
4.00% due 09/15/30		750,000	562,500
NFP Corp.
6.88% due 08/15/28[5]		1,425,000	1,222,849
Rocket Mortgage LLC / Rocket Mortgage Company-Issuer, Inc.
3.88% due 03/01/31[5]		875,000	725,498
4.00% due 10/15/33[5]		350,000	277,848
Jones Deslauriers Insurance Management, Inc.
10.50% due 12/15/30[5]		725,000	730,226
8.50% due 03/15/30[5]		200,000	207,294
HUB International Ltd.
7.00% due 05/01/26[5]		575,000	565,114
5.63% due 12/01/29[5]		375,000	326,728
Iron Mountain Information Management Services, Inc.
5.00% due 07/15/32[5]		1,000,000	858,731
Kennedy-Wilson, Inc.
4.75% due 03/01/29		575,000	457,125
4.75% due 02/01/30		450,000	331,997
SLM Corp.
3.13% due 11/02/26		900,000	765,000
USI, Inc.
6.88% due 05/01/25[5]		775,000	763,375
Starwood Property Trust, Inc.
4.38% due 01/15/27[5]		825,000	681,830
Greystar Real Estate Partners LLC
5.75% due 12/01/25[5]		625,000	608,787
GLP Capital Limited Partnership / GLP Financing II, Inc.
4.00% due 01/15/31		650,000	557,577
Alliant Holdings Intermediate LLC / Alliant Holdings Company-Issuer
4.25% due 10/15/27[5]		475,000	425,453
6.75% due 04/15/28[5]		50,000	49,437
Liberty Mutual Group, Inc.
4.30% due 02/01/61[5]		750,000	444,733
Cushman & Wakefield US Borrower LLC
6.75% due 05/15/28[5]		450,000	402,874
AmWINS Group, Inc.
4.88% due 06/30/29[5]		275,000	243,375
Total Financial			21,215,165

Consumer, Cyclical - 10.1%
Crocs, Inc.
4.25% due 03/15/29[5]		1,769,000	1,551,634
JB Poindexter & Company, Inc.
7.13% due 04/15/26[5]		1,650,000	1,546,875
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd.
5.75% due 01/20/26[5]		1,200,000	1,139,226
Ritchie Bros Holdings, Inc.
7.75% due 03/15/31[5]		650,000	681,213
6.75% due 03/15/28[5]		350,000	360,440

22 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
HIGH YIELD FUND

	Face Amount~		Value
United Airlines, Inc.
4.63% due 04/15/29[5]		1,025,000	$927,114
Hanesbrands, Inc.
4.88% due 05/15/26[5]		975,000	923,813
Wolverine World Wide, Inc.
4.00% due 08/15/29[5]		1,100,000	893,827
Scotts Miracle-Gro Co.
4.38% due 02/01/32		1,050,000	843,911
CD&R Smokey Buyer, Inc.
6.75% due 07/15/25[5]		925,000	793,187
Scientific Games Holdings Limited Partnership/Scientific Games US FinCo, Inc.
6.63% due 03/01/30[5]		875,000	773,219
Tempur Sealy International, Inc.
3.88% due 10/15/31[5]		875,000	730,625
Ferrellgas Limited Partnership / Ferrellgas Finance Corp.
5.38% due 04/01/26[5]		775,000	725,594
Fertitta Entertainment LLC / Fertitta Entertainment Finance Company, Inc.
4.63% due 01/15/29[5]		800,000	702,160
Suburban Propane Partners Limited Partnership/Suburban Energy Finance Corp.
5.00% due 06/01/31[5]		800,000	699,000
Newell Brands, Inc.
6.63% due 09/15/29		500,000	504,293
4.45% due 04/01/26		200,000	192,500
Wabash National Corp.
4.50% due 10/15/28[5]		675,000	585,204
Michaels Companies, Inc.
5.25% due 05/01/28[5]		600,000	500,067
Asbury Automotive Group, Inc.
5.00% due 02/15/32[5]		550,000	481,803
Clarios Global, LP / Clarios US Finance Co.
8.50% due 05/15/27[5]		475,000	476,781
Evergreen Acqco 1 Limited Partnership / TVI, Inc.
9.75% due 04/26/28[5]		475,000	451,250
Clarios Global, LP
6.75% due 05/15/25[5]		430,000	434,580
Superior Plus, LP
4.25% due 05/18/28[5]	CAD	550,000	360,004
Air Canada
3.88% due 08/15/26[5]		350,000	317,800
Caesars Entertainment, Inc.
6.25% due 07/01/25[5]		275,000	275,013
Six Flags Theme Parks, Inc.
7.00% due 07/01/25[5]		215,000	217,222
Penn Entertainment, Inc.
4.13% due 07/01/29[5]		250,000	208,468
Yum! Brands, Inc.
4.75% due 01/15/30[5]		200,000	191,078
Allison Transmission, Inc.
4.75% due 10/01/27[5]		200,000	188,935
Total Consumer, Cyclical			18,676,836

Energy - 8.6%
NuStar Logistics, LP
5.63% due 04/28/27		1,585,000	1,500,734
6.38% due 10/01/30		850,000	815,575
Parkland Corp.
4.50% due 10/01/29[5]		1,275,000	1,132,888
4.63% due 05/01/30[5]		1,100,000	977,900
Global Partners Limited Partnership / GLP Finance Corp.
7.00% due 08/01/27		1,200,000	1,151,419
6.88% due 01/15/29		900,000	836,775
CVR Energy, Inc.
5.75% due 02/15/28[5]		1,725,000	1,582,929
5.25% due 02/15/25[5]		250,000	239,981
ITT Holdings LLC
6.50% due 08/01/29[5]		1,875,000	1,583,100
Crestwood Midstream Partners Limited Partnership / Crestwood Midstream Finance Corp.
5.63% due 05/01/27[5]		1,250,000	1,204,262
Holly Energy Partners Limited Partnership / Holly Energy Finance Corp.
6.38% due 04/15/27[5]		1,050,000	1,038,319
EnLink Midstream LLC
5.38% due 06/01/29		925,000	890,313
TransMontaigne Partners Limited Partnership / TLP Finance Corp.
6.13% due 02/15/26		1,000,000	860,000
PDC Energy, Inc.
6.13% due 09/15/24		776,000	772,120
Venture Global Calcasieu Pass LLC
6.25% due 01/15/30[5]		500,000	503,750
Southwestern Energy Co.
5.38% due 02/01/29		425,000	400,563
Kinetik Holdings, LP
5.88% due 06/15/30[5]		350,000	336,875
Total Energy			15,827,503

Basic Materials - 7.4%
Carpenter Technology Corp.
6.38% due 07/15/28		1,900,000	1,853,274
7.63% due 03/15/30		650,000	672,324
SCIL IV LLC / SCIL USA Holdings LLC
5.38% due 11/01/26[5]		1,650,000	1,507,336
Minerals Technologies, Inc.
5.00% due 07/01/28[5]		1,547,000	1,410,616
Kaiser Aluminum Corp.
4.63% due 03/01/28[5]		790,000	703,117
4.50% due 06/01/31[5]		725,000	595,377
SK Invictus Intermediate II SARL
5.00% due 10/30/29[5]		1,350,000	1,120,824
Diamond BC BV
4.63% due 10/01/29[5]		1,050,000	1,023,173
WR Grace Holdings LLC
4.88% due 06/15/27[5]		1,000,000	963,910
Compass Minerals International, Inc.
6.75% due 12/01/27[5]		875,000	833,040

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 23

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
HIGH YIELD FUND

	Face Amount~		Value
Illuminate Buyer LLC / Illuminate Holdings IV, Inc.
9.00% due 07/01/28[5]		900,000	$797,864
Valvoline, Inc.
3.63% due 06/15/31[5]		600,000	509,136
4.25% due 02/15/30[5]		250,000	245,156
Ingevity Corp.
3.88% due 11/01/28[5]		675,000	578,326
INEOS Finance plc
6.75% due 05/15/28[5]		575,000	555,163
Yamana Gold, Inc.
4.63% due 12/15/27		256,000	244,417
Mirabela Nickel Ltd.
due 06/24/19†††,7,8		278,115	13,210
Total Basic Materials			13,626,263

Utilities - 2.0%
Terraform Global Operating, LP
6.13% due 03/01/26[5]		2,630,000	2,504,785
AmeriGas Partners Limited Partnership / AmeriGas Finance Corp.
5.50% due 05/20/25		625,000	599,508
Atlantica Sustainable Infrastructure plc
4.13% due 06/15/28[5]		400,000	359,000
Clearway Energy Operating LLC
4.75% due 03/15/28[5]		175,000	167,125
Total Utilities			3,630,418

Technology - 1.8%
Boxer Parent Company, Inc.
7.13% due 10/02/25[5]		1,025,000	1,020,114
Qorvo, Inc.
3.38% due 04/01/31[5]		1,150,000	951,349
Central Parent Incorporated / CDK Global Inc
7.25% due 06/15/29[5]		875,000	860,019
CDW LLC / CDW Finance Corp.
3.57% due 12/01/31		300,000	258,039
Playtika Holding Corp.
4.25% due 03/15/29[5]		300,000	249,750
Total Technology			3,339,271

Total Corporate Bonds
(Cost $168,860,572)			150,779,510

SENIOR FLOATING RATE INTERESTS††,◊ - 11.7%
Consumer, Cyclical - 2.7%
First Brands Group LLC
9.82% (3 Month Term SOFR + 5.00%, Rate Floor: 5.00%) due 03/30/27		1,024,322	982,386
Alexander Mann
8.43% (1 Month GBP SONIA + 5.00%, Rate Floor: 5.00%) due 06/16/25	GBP	749,100	872,568
American Tire Distributors, Inc.
11.07% (3 Month USD LIBOR + 6.25%, Rate Floor: 7.00%) due 10/20/28		866,250	754,183
Holding SOCOTEC
9.16% ((2 Month USD LIBOR + 4.00%) and (3 Month USD LIBOR + 4.00%), Rate Floor: 4.75%) due 06/30/28		603,900	577,981
Accuride Corp.
10.09% (1 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 11/17/23		577,959	451,288
ScribeAmerica Intermediate Holdco LLC (Healthchannels)
9.34% (1 Month USD LIBOR + 4.50%, Rate Floor: 4.50%) due 04/03/25		746,874	428,205
Sweetwater Sound
9.13% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.00%) due 08/05/28		316,867	299,439
Flutter Financing B.V.
8.41% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 07/24/28		298,500	298,112
WW International, Inc.
8.35% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.00%) due 04/13/28		401,625	228,424
Total Consumer, Cyclical			4,892,586

Consumer, Non-cyclical - 2.5%
Quirch Foods Holdings LLC
9.68% (1 Month Term SOFR + 4.50%, Rate Floor: 5.50%) due 10/27/27		955,500	877,865
Blue Ribbon LLC
10.66% (1 Month USD LIBOR + 6.00%, Rate Floor: 6.75%) due 05/08/28		1,068,434	785,299
Gibson Brands, Inc.
9.92% (3 Month Term SOFR + 5.00%, Rate Floor: 5.75%) due 08/11/28		859,125	678,709
Moran Foods LLC
12.21% (6 Month Term SOFR + 7.25%, Rate Floor: 7.25%) due 06/30/26†††		486,965	465,166
14.46% (6 Month Term SOFR + 9.50%, Rate Floor: 9.50%) due 12/31/26†††		257,058	174,687
Women’s Care Holdings, Inc.
9.33% (3 Month USD LIBOR + 4.50%, Rate Floor: 5.25%) due 01/17/28		658,326	612,243
Confluent Health LLC
8.84% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.50%) due 11/30/28		407,317	328,908
8.84% (Commercial Prime Lending Rate + 3.00%, Rate Floor: 4.50%) due 11/30/28		88,496	71,460
Kronos Acquisition Holdings, Inc.
11.02% (3 Month Term SOFR + 6.00%, Rate Floor: 6.00%) due 12/22/26		297,000	286,605
Florida Food Products LLC
9.84% (1 Month USD LIBOR + 5.00%, Rate Floor: 5.75%) due 10/18/28†††		222,750	206,044
TGP Holdings LLC
8.08% (3 Month USD LIBOR + 3.25%, Rate Floor: 4.00%) due 06/29/28		235,527	185,666
Total Consumer, Non-cyclical			4,672,652

24 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
HIGH YIELD FUND

	Face Amount~		Value
Industrial - 1.9%
Dispatch Terra Acquisition LLC
9.30% (3 Month Term SOFR + 4.25%, Rate Floor: 5.00%) due 03/27/28		1,179,616	$1,058,705
Aegion Corp.
9.59% (1 Month USD LIBOR + 4.75%, Rate Floor: 5.50%) due 05/17/28		689,499	669,965
Pelican Products, Inc.
9.41% (3 Month USD LIBOR + 4.25%, Rate Floor: 4.75%) due 12/29/28		650,898	574,958
PECF USS Intermediate Holding III Corp.
9.09% (1 Month USD LIBOR + 4.25%, Rate Floor: 4.75%) due 12/15/28		543,621	455,761
Osmose Utility Services, Inc.
8.09% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.75%) due 06/23/28		318,574	305,194
US Farathane LLC
9.41% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 12/23/24		264,000	243,707
Sundyne (Star US Bidco)
9.09% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 03/17/27		197,958	191,361
YAK MAT (YAK ACCESS LLC)
due 07/10/26[7]		1,025,000	54,663
Total Industrial			3,554,314

Technology - 1.8%
Datix Bidco Ltd.
6.69% (6 Month GBP SONIA + 4.50%, Rate Floor: 4.50%) due 04/28/25†††	GBP	1,300,000	1,569,007
9.94% (6 Month GBP SONIA + 7.75%, Rate Floor: 7.75%) due 04/27/26†††	GBP	650,000	785,466
Atlas CC Acquisition Corp.
9.40% (3 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 05/25/28		564,938	483,829
24-7 Intouch, Inc.
9.59% (1 Month USD LIBOR + 4.75%, Rate Floor: 4.75%) due 08/25/25		267,202	258,184
Park Place Technologies, LLC
9.91% (1 Month Term SOFR + 5.00%, Rate Floor: 6.00%) due 11/10/27		267,855	256,281
Total Technology			3,352,767

Financial - 1.5%
Franchise Group, Inc.
9.56% (3 Month USD LIBOR + 4.75%, Rate Floor: 5.50%) due 03/10/26		938,947	907,258
Claros Mortgage Trust, Inc.
9.34% (1 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 08/10/26†††		905,538	774,235
Eisner Advisory Group
10.17% (1 Month Term SOFR + 5.25%, Rate Floor: 5.25%) due 07/28/28†††		443,253	442,145
Avison Young (Canada), Inc.
10.67% (1 Month Term SOFR + 5.75%, Rate Floor: 5.75%) due 01/31/26		526,625	372,150
Teneo Holdings LLC
10.16% (1 Month Term SOFR + 5.25%, Rate Floor: 5.25%) due 07/11/25		320,409	316,102
Total Financial			2,811,890

Basic Materials - 0.8%
LTI Holdings, Inc.
9.59% (1 Month USD LIBOR + 4.75%, Rate Floor: 4.75%) due 07/24/26		743,336	719,795
NIC Acquisition Corp.
8.91% (3 Month Term SOFR + 3.75%, Rate Floor: 4.50%) due 12/29/27		653,766	495,554
DCG Acquisition Corp.
9.41% (1 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 09/30/26		247,475	239,432
Total Basic Materials			1,454,781

Communications - 0.3%
Cengage Learning Acquisitions, Inc.
9.88% (3 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 07/14/26		615,625	569,071

Utilities - 0.1%
TerraForm Power Operating LLC
7.50% (3 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 05/21/29		248,750	246,496

Energy - 0.1%
Permian Production Partners LLC
12.85% (1 Month USD LIBOR + 6.00%, Rate Floor: 4.85%) (in-kind rate was 2.00%) due 11/24/25†††,9		115,751	115,172
Total Senior Floating Rate Interests
(Cost $25,129,129)			21,669,729

ASSET-BACKED SECURITIES†† - 0.6%
Collateralized Loan Obligations - 0.4%
WhiteHorse X Ltd.
2015-10A E, 10.09% (3 Month USD LIBOR + 5.30%, Rate Floor: 5.30%) due 04/17/27◊,5		754,850	711,997

Infrastructure - 0.2%
Hotwire Funding LLC
2021-1, 4.46% due 11/20/51[5]		400,000	338,777
Total Asset-Backed Securities
(Cost $1,078,104)			1,050,774

Total Investments - 99.3%
(Cost $205,542,212)			$183,209,969
Other Assets & Liabilities, net - 0.7%			1,200,822
Total Net Assets - 100.0%			$184,410,791

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 25

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
HIGH YIELD FUND

Forward Foreign Currency Exchange Contracts††
Counterparty	Currency	Type	Quantity	Contract Amount	Settlement Date	Unrealized Depreciation
Morgan Stanley Capital Services LLC	CAD	Sell	495,000	361,964 USD	04/17/23	$(4,471)
Barclays Bank plc	EUR	Sell	635,000	683,022 USD	04/17/23	(6,428)
Barclays Bank plc	GBP	Sell	2,700,000	3,290,544 USD	04/17/23	(41,361)
						$(52,260)

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 4.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
◊

Variable rate security. Rate indicated is the rate effective at March 31, 2023. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

[1]	Special Purpose Acquisition Company (SPAC).
[2]	Affiliated issuer.
[3]	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
[4]	Rate indicated is the 7-day yield as of March 31, 2023.
[5]

Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $128,472,722 (cost $144,132,998), or 69.7% of total net assets.

[6]

All or a portion of this security has been physically segregated or earmarked in connection with reverse repurchase agreements. At March 31, 2022, the total market value of segregated or earmarked securities was $1,915,246 — See Note 6.

[7]	Security is in default of interest and/or principal obligations.
[8]

Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $13,210 (cost $252,369), or less than 0.01% of total net assets — See Note 10.

[9]	Payment-in-kind security.
CAD — Canadian Dollar
EUR — Euro
GBP — British Pound
LIBOR — London Interbank Offered Rate
plc — Public Limited Company
SARL — Société à Responsabilité Limitée
SOFR — Secured Overnight Financing Rate
SONIA — Sterling Overnight Index Average

See Sector Classification in Other Information section.

26 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
HIGH YIELD FUND

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2023 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$853,500	$721,663	$77,536		$1,652,699
Preferred Stocks	—	3,721,998	—	*	3,721,998
Warrants	2,207	—	—	*	2,207
Money Market Fund	4,333,052	—	—		4,333,052
Corporate Bonds	—	150,766,300	13,210		150,779,510
Senior Floating Rate Interests	—	17,137,807	4,531,922		21,669,729
Asset-Backed Securities	—	1,050,774	—		1,050,774
Total Assets	$5,188,759	$173,398,542	$4,622,668		$183,209,969

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Forward Foreign Currency Exchange Contracts**	$—	$52,260	$—	$52,260

*	Security has a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of the period end, reverse repurchase agreements of $1,457,714 are categorized as Level 2 within the disclosure hierarchy — See Note 6.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at March 31, 2023	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average*
Assets:
Common Stocks	$75,664	Enterprise Value	Valuation Multiple	2.7x-9.5x	3.5x
Common Stocks	1,872	Model Price	Liquidation Value	—	—
Corporate Bonds	13,210	Third Party Pricing	Broker Quote	—	—
Senior Floating Rate Interests	2,994,326	Yield Analysis	Yield	10.6%-28.3%	13.0%
Senior Floating Rate Interests	1,537,596	Third Party Pricing	Broker Quote	—	—
Total Assets	$4,622,668

*	Inputs are weighted by the fair value of the instruments.

Significant changes in a quote, yield, liquidation value or valuation multiple would generally result in significant changes in the fair value of the security. Any remaining Level 3 securities held by the Fund and excluded from the table above, were not considered material to the Fund.

The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended March 31, 2023, the Fund had securities with a total value of $1,112,411 transfer into Level 3 from Level 2 due to a lack of observable inputs and had securities with a total value of $4,399,718 transfer out of Level 3 into Level 2 due to the availability of current and reliable market-based data provided by a third-party pricing service which utilizes significant observable inputs.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 27

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	March 31, 2023
HIGH YIELD FUND

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended March 31, 2023:

	Assets				Liabilities
	Corporate Bonds	Senior Floating Rate Interests	Common Stocks	Total Assets	Unfunded Loan Commitments
Beginning Balance	$378,860	$12,689,191	$130,253	$13,198,304	$(12,748)
Purchases/(Receipts)	—	315,953	1,673	317,626	—
(Sales, maturities and paydowns)/Fundings	(16,994)	(5,700,231)	(34,485)	(5,751,710)	1,803
Amortization of premiums/discounts	—	60,191	—	60,191	(321)
Total realized gains (losses) included in earnings	(1,146,749)	(163,598)	30,129	(1,280,218)	3,268
Total change in unrealized appreciation (depreciation) included in earnings	1,144,887	270,929	(50,034)	1,365,782	7,998
Transfers into Level 3	13,210	1,099,201	—	1,112,411	—
Transfers out of Level 3	(360,004)	(4,039,714)	—	(4,399,718)	—
Ending Balance	$13,210	$4,531,922	$77,536	$4,622,668	$—
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at March 31, 2023	$—	$298,762	$(22,135)	$276,627	$—

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments, result in that company being considered an affiliated issuer, as defined in the 1940 Act.

Transactions during the period ended March 31, 2023, in which the company is an affiliated issuer, were as follows:

Security Name	Value 09/30/22	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/23	Shares 03/31/23
Common Stocks
BP Holdco LLC *	$14,378	$—	$—	$—	$16,079	$30,457	23,711
Targus Group International Equity, Inc. *	32,255	—	(34,485)	30,129	(27,899)	—	—
	$46,633	$—	$(34,485)	$30,129	$(11,820)	$30,457

*	Non-income producing security.

28 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

HIGH YIELD FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2023

Assets:
Investments in unaffiliated issuers, at value (cost $205,533,839)	$183,179,512
Investments in affiliated issuers, at value (cost $8,373)	30,457
Foreign currency, at value (cost $922)	938
Cash	134,760
Prepaid expenses	58,859
Receivables:
Interest	2,772,018
Fund shares sold	612,294
Securities sold	28,291
Dividends	9,844
Foreign tax reclaims	2,365
Total assets	186,829,338

Liabilities:
Reverse repurchase agreements( Note 6)	1,457,714
Unrealized depreciation on forward foreign currency exchange contracts	52,260
Payable for:
Fund shares redeemed	484,726
Securities purchased	96,125
Distributions to shareholders	90,211
Management fees	82,973
Transfer agent/maintenance fees	47,681
Distribution and service fees	19,369
Fund accounting/administration fees	5,796
Trustees’ fees*	3,462
Due to Investment Adviser	1,864
Miscellaneous	76,366
Total liabilities	2,418,547
Net assets	$184,410,791

Net assets consist of:
Paid in capital	$238,505,141
Total distributable earnings (loss)	(54,094,350)
Net assets	$184,410,791

A-Class:
Net assets	$44,538,601
Capital shares outstanding	4,693,818
Net asset value per share	$9.49
Maximum offering price per share (Net asset value divided by 96.00%)	$9.89

C-Class:
Net assets	$10,500,333
Capital shares outstanding	1,097,322
Net asset value per share	$9.57

P-Class:
Net assets	$5,396,867
Capital shares outstanding	568,551
Net asset value per share	$9.49

Institutional Class:
Net assets	$121,934,171
Capital shares outstanding	15,774,158
Net asset value per share	$7.73

R6-Class:
Net assets	$2,040,819
Capital shares outstanding	215,491
Net asset value per share	$9.47

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 29

HIGH YIELD FUND

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended March 31, 2023

Investment Income:
Dividends from securities of unaffiliated issuers	$93,128
Interest from securities of unaffiliated issuers	6,226,132
Total investment income	6,319,260

Expenses:
Management fees	532,933
Distribution and service fees:
A-Class	55,467
C-Class	51,370
P-Class	5,729
Transfer agent/maintenance fees:
A-Class	30,403
C-Class	5,294
P-Class	4,348
Institutional Class	75,604
R6-Class	377
Professional fees	46,763
Fund accounting/administration fees	41,506
Interest expense	18,367
Custodian fees	7,822
Trustees’ fees*	7,482
Line of credit fees	5,461
Miscellaneous	53,055
Recoupment of previously waived fees:
A-Class	9,708
C-Class	2,261
P-Class	44
Institutional Class	13,571
Total expenses	967,565
Less:
Expenses reimbursed by Adviser:
A-Class	(8,863)
C-Class	(464)
P-Class	(1,261)
Institutional-Class	(8,774)
R6-Class	(132)
Expenses waived by Adviser	(27,535)
Earnings credit applied	(3,332)
Total waived/reimbursed expenses	(50,361)
Net expenses	917,204
Net investment income	5,402,056

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	(3,865,538)
Investments in affiliated issuers	30,129
Investments sold short	3,524
Forward foreign currency exchange contracts	(169,710)
Foreign currency transactions	(3,451)
Net realized loss	(4,005,046)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	10,805,474
Investments in affiliated issuers	(11,820)
Forward foreign currency exchange contracts	(191,878)
Foreign currency translations	7,525
Net change in unrealized appreciation (depreciation)	10,609,301
Net realized and unrealized gain	6,604,255
Net increase in net assets resulting from operations	$12,006,311

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

30 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

HIGH YIELD FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022
Increase (Decrease) in Net Assets from Operations:
Net investment income	$5,402,056	$14,291,090
Net realized loss on investments	(4,005,046)	(3,627,492)
Net change in unrealized appreciation (depreciation) on investments	10,609,301	(41,448,065)
Net increase (decrease) in net assets resulting from operations	12,006,311	(30,784,467)

Distributions to shareholders:
A-Class	(1,331,347)	(2,597,694)
C-Class	(269,540)	(553,044)
P-Class	(137,596)	(247,398)
Institutional Class	(3,641,006)	(7,588,631)
R6-Class	(63,163)	(2,498,200)
Return of capital
A-Class	—	(89,963)
C-Class	—	(19,153)
P-Class	—	(8,568)
Institutional Class	—	(262,809)
R6 Class	—	(86,517)
Total distributions to shareholders	(5,442,652)	(13,951,977)

Capital share transactions:
Proceeds from sale of shares
A-Class	1,735,731	5,952,402
C-Class	1,024,358	657,102
P-Class	1,263,196	1,402,958
Institutional Class	20,177,411	43,343,283
R6-Class	1,412	2,433,069
Redemption fees collected
A-Class	—	751
C-Class	—	195
P-Class	—	73
Institutional Class	—	2,141
R6-Class	—	796
Distributions reinvested
A-Class	1,214,142	2,442,802
C-Class	263,241	555,783
P-Class	137,596	255,966
Institutional Class	2,944,071	6,418,053
R6-Class	63,163	2,584,717
Cost of shares redeemed
A-Class	(3,898,849)	(11,072,154)
C-Class	(1,071,781)	(5,286,119)
P-Class	(600,197)	(2,043,886)
Institutional Class	(19,116,156)	(78,495,447)
R6-Class	(1,647)	(122,325,066)
Net increase (decrease) from capital share transactions	4,135,691	(153,172,581)
Net increase (decrease) in net assets	10,699,350	(197,909,025)

Net assets:
Beginning of period	173,711,441	371,620,466
End of period	$184,410,791	$173,711,441

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 31

HIGH YIELD FUND

STATEMENTS OF CHANGES IN NET ASSETS (concluded)

	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022
Capital share activity:
Shares sold
A-Class	184,591	579,055
C-Class	107,112	62,888
P-Class	133,890	143,033
Institutional Class	2,620,354	5,262,893
R6-Class	151	225,179
Shares issued from reinvestment of distributions
A-Class	128,560	242,943
C-Class	27,634	54,648
P-Class	14,605	25,590
Institutional Class	382,608	780,797
R6-Class	6,709	242,535
Shares redeemed
A-Class	(413,791)	(1,087,791)
C-Class	(113,081)	(509,028)
P-Class	(63,961)	(199,930)
Institutional Class	(2,491,004)	(9,508,654)
R6-Class	(175)	(11,811,894)
Net increase (decrease) in shares	524,202	(15,497,736)

32 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

HIGH YIELD FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Six Months Ended March 31, 2023[a]	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018
Per Share Data
Net asset value, beginning of period	$9.14	$10.98	$10.37	$10.90	$11.04	$11.50
Income (loss) from investment operations:
Net investment income (loss)[b]	.28	.56	.49	.57	.64	.68
Net gain (loss) on investments (realized and unrealized)	.35	(1.86)	.63	(.50)	(.12)	(.46)
Total from investment operations	.63	(1.30)	1.12	.07	.52	.22
Less distributions from:
Net investment income	(.28)	(.52)	(.48)	(.60)	(.66)	(.68)
Return of capital	—	(.02)	(.03)	—	—	—
Total distributions	(.28)	(.54)	(.51)	(.60)	(.66)	(.68)
Redemption fees collected	— [c]	— [c]	— [c]	— [c]	— [c]	— [c]
Net asset value, end of period	$9.49	$9.14	$10.98	$10.37	$10.90	$11.04

Total Return[d]	6.97%	(12.10%)	11.02%	0.84%	4.99%	2.00%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$44,539	$43,822	$55,550	$53,997	$67,916	$75,028
Ratios to average net assets:
Net investment income (loss)	5.96%	5.46%	4.51%	5.44%	5.94%	6.05%
Total expenses[e]	1.23%	1.14%	1.07%	1.21%	1.27%	1.35%
Net expenses[f,g,h]	1.16%	1.10%	1.05%	1.20%	1.26%	1.33%
Portfolio turnover rate	15%	42%	86%	81%	61%	61%

C-Class	Six Months Ended March 31, 2023[a]	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018
Per Share Data
Net asset value, beginning of period	$9.22	$11.07	$10.46	$10.99	$11.14	$11.60
Income (loss) from investment operations:
Net investment income (loss)[b]	.25	.47	.40	.49	.56	.60
Net gain (loss) on investments (realized and unrealized)	.35	(1.85)	.64	(.49)	(.12)	(.46)
Total from investment operations	.60	(1.38)	1.04	—	.44	.14
Less distributions from:
Net investment income	(.25)	(.45)	(.43)	(.53)	(.59)	(.60)
Return of capital	—	(.02)	(.03)	—	—	—
Total distributions	(.25)	(.47)	(.43)	(.53)	(.59)	(.60)
Redemption fees collected	— [c]	— [c]	— [c]	— [c]	— [c]	— [c]
Net asset value, end of period	$9.57	$9.22	$11.07	$10.46	$10.99	$11.14

Total Return[d]	6.54%	(12.76%)	10.04%	0.09%	4.12%	1.27%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$10,500	$9,915	$16,242	$16,437	$21,935	$22,350
Ratios to average net assets:
Net investment income (loss)	5.21%	4.55%	3.67%	4.68%	5.17%	5.31%
Total expenses[e]	1.95%	1.94%	1.91%	2.00%	2.03%	2.11%
Net expenses[f,g,h]	1.91%	1.90%	1.89%	1.99%	2.02%	2.09%
Portfolio turnover rate	15%	42%	86%	81%	61%	61%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 33

HIGH YIELD FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

P-Class	Six Months Ended March 31, 2023[a]	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018
Per Share Data
Net asset value, beginning of period	$9.14	$10.98	$10.38	$10.91	$11.05	$11.51
Income (loss) from investment operations:
Net investment income (loss)[b]	.28	.55	.48	.57	.64	.68
Net gain (loss) on investments (realized and unrealized)	.35	(1.85)	.62	(.50)	(.12)	(.46)
Total from investment operations	.63	(1.30)	1.10	.07	.52	.22
Less distributions from:
Net investment income	(.28)	(.52)	(.47)	(.60)	(.66)	(.68)
Return of capital	—	(.02)	(.03)	—	—	—
Total distributions	(.28)	(.54)	(.50)	(.60)	(.66)	(.68)
Redemption fees collected	— [c]	— [c]	— [c]	— [c]	— [c]	— [c]
Net asset value, end of period	$9.49	$9.14	$10.98	$10.38	$10.91	$11.05

Total Return	6.97%	(12.13%)	10.80%	0.80%	4.98%	1.95%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,397	$4,426	$5,660	$5,837	$8,170	$12,124
Ratios to average net assets:
Net investment income (loss)	5.96%	5.37%	4.40%	5.42%	5.93%	6.00%
Total expenses[e]	1.25%	1.28%	1.20%	1.26%	1.30%	1.45%
Net expenses[f,g,h]	1.16%	1.15%	1.16%	1.25%	1.28%	1.39%
Portfolio turnover rate	15%	42%	86%	81%	61%	61%

Institutional Class	Six Months Ended March 31, 2023[a]	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018
Per Share Data
Net asset value, beginning of period	$7.45	$8.94	$8.45	$8.88	$9.01	$9.38
Income (loss) from investment operations:
Net investment income (loss)[b]	.24	.47	.41	.48	.54	.58
Net gain (loss) on investments (realized and unrealized)	.28	(1.50)	.51	(.39)	(.10)	(.38)
Total from investment operations	.52	(1.03)	.92	.09	.44	.20
Less distributions from:
Net investment income	(.24)	(.44)	(.40)	(.52)	(.57)	(.57)
Return of capital	—	(.02)	(.03)	—	—	—
Total distributions	(.24)	(.46)	(.43)	(.52)	(.57)	(.57)
Redemption fees collected	— [c]	— [c]	— [c]	— [c]	— [c]	— [c]
Net asset value, end of period	$7.73	$7.45	$8.94	$8.45	$8.88	$9.01

Total Return	7.03%	(11.80%)	11.14%	1.14%	5.15%	2.27%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$121,934	$113,644	$167,486	$171,641	$180,442	$125,945
Ratios to average net assets:
Net investment income (loss)	6.21%	5.63%	4.71%	5.67%	6.17%	6.28%
Total expenses[e]	0.96%	0.95%	0.88%	0.98%	0.99%	1.14%
Net expenses[f,g,h]	0.91%	0.88%	0.85%	0.96%	0.97%	1.11%
Portfolio turnover rate	15%	42%	86%	81%	61%	61%

34 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

HIGH YIELD FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

R6-Class	Six Months Ended March 31, 2023[a]	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018
Per Share Data
Net asset value, beginning of period	$9.12	$10.97	$10.36	$10.89	$11.03	$11.49
Income (loss) from investment operations:
Net investment income (loss)[b]	.30	.50	.52	.60	.68	.72
Net gain (loss) on investments (realized and unrealized)	.35	(1.77)	.63	(.49)	(.12)	(.46)
Total from investment operations	.65	(1.27)	1.15	.11	.56	.26
Less distributions from:
Net investment income	(.30)	(.56)	(.51)	(.64)	(.70)	(.72)
Return of capital	—	(.02)	(.03)	—	—	—
Total distributions	(.30)	(.58)	(.54)	(.64)	(.70)	(.72)
Redemption fees collected	— [c]	— [c]	— [c]	— [c]	— [c]	— [c]
Net asset value, end of period	$9.47	$9.12	$10.97	$10.36	$10.89	$11.03

Total Return	7.17%	(11.91%)	11.35%	1.19%	5.39%	2.34%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,041	$1,905	$126,683	$127,037	$151,558	$190,421
Ratios to average net assets:
Net investment income (loss)	6.32%	4.70%	4.80%	5.79%	6.31%	6.41%
Total expenses[e]	0.84%	0.75%	0.77%	0.85%	0.89%	1.00%
Net expenses[f,g,h]	0.80%	0.75%	0.76%	0.85%	0.88%	1.00%
Portfolio turnover rate	15%	42%	86%	81%	61%	61%

[a]	Unaudited figures for the period ended March 31, 2023. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Redemption fees collected are less than $0.01 per share.
[d]	Total return does not reflect the impact of any applicable sales charges.
[e]	Does not include expenses of the underlying funds in which the Fund invests.
[f]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[g]	The portion of the ratios of net expenses to average net assets attributable to recoupments of prior fee reductions or expense reimbursements for the years presented was as follows:

	03/31/23[a]	09/30/22	09/30/21	09/30/20	09/30/19	09/30/18
A-Class	0.04%	0.01%	0.00%*	0.05%	0.05%	—
C-Class	0.04%	0.00%*	0.01%	0.04%	0.05%	—
P-Class	0.00%*	0.04%	0.04%	0.02%	0.01%	0.03%
Institutional Class	0.02%	0.02%	0.01%	0.02%	0.02%	0.04%
R6-Class	—	—	—	0.00%*	0.00%*	—

*	Less than 0.01%.

[h]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

	03/31/23[a]	09/30/22	09/30/21	09/30/20	09/30/19	09/30/18
A-Class	1.13%	1.09%	1.03%	1.12%	1.15%	1.10%
C-Class	1.88%	1.89%	1.87%	1.90%	1.91%	1.86%
P-Class	1.13%	1.14%	1.14%	1.16%	1.16%	1.16%
Institutional Class	0.88%	0.87%	0.83%	0.87%	0.88%	0.88%
R6-Class	0.77%	0.75%	0.74%	0.77%	0.77%	0.77%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 35

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 31, 2023

CORE BOND FUND

OBJECTIVE: Seeks to provide current income.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Portfolio Composition by Quality Rating[1]
Rating	% of Total Investments
Fixed Income Instruments
AAA	39.5%
AA	8.3%
A	18.3%
BBB	23.1%
BB	1.9%
B	0.6%
CC	0.1%
C	0.1%
NR2	1.0%
Other Instruments	7.1%
Total Investments	100.0%

Inception Dates:
A-Class	August 15, 1985
C-Class	May 1, 2000
P-Class	May 1, 2015
Institutional Class	January 29, 2013

Ten Largest Holdings	(% of Total Net Assets)
U.S. Treasury Notes, 3.50%	6.8%
Fannie Mae due 03/01/73	5.7%
U.S. Treasury Notes, 4.13%	3.6%
U.S. Treasury Notes, 4.00%	2.8%
U.S. Treasury Bonds, 3.00%	1.1%
Cerberus Loan Funding XXX, LP, 6.64%	1.0%
U.S. Treasury Bonds, 3.63%	1.0%
Woodmont Trust, 6.69%	0.9%
U.S. Treasury Bonds 3.00% due 08/15/52	0.8%
U.S. Treasury Bonds 3.63% due 02/15/53	0.7%
Top Ten Total	24.4%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

[1]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled “NR” have been rated by Moody’s, Standard & Poor’s (“S&P”), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization (“NRSRO”). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating. Security ratings are determined at the time of purchase and may change thereafter.

[2]	NR (not rated) securities do not necessarily indicate low credit quality.

36 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(concluded)	March 31, 2023

Average Annual Returns*

Periods Ended March 31, 2023

	6 Month†	1 Year	5 Year	10 Year
A-Class Shares	5.21%	(6.37%)	0.88%	2.57%
A-Class Shares with sales charge‡	1.00%	(10.12%)	0.06%	2.07%
C-Class Shares	4.81%	(7.07%)	0.14%	1.82%
C-Class Shares with CDSC§	3.81%	(7.97%)	0.14%	1.82%
Institutional Class Shares	5.41%	(6.12%)	1.17%	2.85%
Bloomberg U.S. Aggregate Bond Index	4.89%	(4.78%)	0.91%	1.36%

	6 Month†	1 Year	5 Year	Since Inception (05/01/15)
P-Class Shares	5.25%	(6.38%)	0.87%	1.89%
Bloomberg U.S. Aggregate Bond Index	4.89%	(4.78%)	0.91%	1.11%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Bloomberg U.S. Aggregate Bond Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†	6 month returns are not annualized.
‡

Effective October 1, 2015, the maximum sales charge decreased from 4.75% to 4.00%. A 4.75% maximum sales charge is used in the calculation of the Average Annual Returns based on subscriptions made prior to October 1, 2015, and a 4.00% maximum sales charge is used to calculated performance for the periods based on subscriptions made on or after October 1, 2015.

§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 37

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023
CORE BOND FUND

	Shares	Value
COMMON STOCKS† - 0.2%

Financial - 0.2%
TPG Pace Beneficial II Corp.*,1	64,278	$640,858
AfterNext HealthTech Acquisition Corp. — Class A*,1	38,300	391,426
Conyers Park III Acquisition Corp. — Class A*,1	35,600	359,916
Waverley Capital Acquisition Corp. 1 — Class A*,1	28,200	287,640
Acropolis Infrastructure Acquisition Corp. — Class A*,1	24,900	252,237
Blue Whale Acquisition Corp. I — Class A*,1	20,700	205,758
Pershing Square Tontine Holdings, Ltd. — Class A*,†††	622,890	63
Total Financial		2,137,898

Communications - 0.0%
Vacasa, Inc. — Class A*	31,926	30,719

Industrial - 0.0%
Constar International Holdings LLC*,†††	68	—

Total Common Stocks
(Cost $2,373,845)		2,168,617

PREFERRED STOCKS†† - 2.6%
Financial - 2.6%
Charles Schwab Corp.
4.00%*	8,500,000	6,693,750
Markel Corp.
6.00%	5,210,000	4,997,926
Bank of New York Mellon Corp.
3.75%	3,900,000	3,215,940
MetLife, Inc.
3.85%	3,520,000	3,101,308
Wells Fargo & Co.
3.90%	3,250,000	2,868,808
JPMorgan Chase & Co.
3.65%	2,350,000	2,056,250
Bank of America Corp.
6.13%	1,650,000	1,623,187
American Financial Group, Inc.
4.50% due 09/15/60	68,048	1,259,568
Globe Life, Inc.
4.25% due 06/15/61	63,525	1,213,327
Kuvare US Holdings, Inc.
7.00% due 02/17/51[3]	1,000,000	1,005,000
Lincoln National Corp.
9.25%	850,000	847,875
CNO Financial Group, Inc.
5.13% due 11/25/60	48,000	780,000
Depository Trust & Clearing Corp.
3.38%[3]	1,000,000	757,347
Assurant, Inc.
5.25% due 01/15/61	38,000	741,760
PartnerRe Ltd.
4.88%	30,557	624,280
W R Berkley Corp.
4.13% due 03/30/61	26,092	452,696
First Republic Bank
4.25%	77,975	415,607
Total Financial		32,654,629

Industrial - 0.0%
Constar International Holdings LLC*,†††	7	—

Total Preferred Stocks
(Cost $39,998,914)		32,654,629

WARRANTS† - 0.0%
Conyers Park III Acquisition Corp.
Expiring 08/12/28[1]	11,866	2,373
AfterNext HealthTech Acquisition Corp.
Expiring 07/09/23[1]	12,766	2,126
Acropolis Infrastructure Acquisition Corp.
Expiring 03/31/26[1]	8,300	1,414
Ginkgo Bioworks Holdings, Inc.
Expiring 08/01/26	6,510	1,172
Waverley Capital Acquisition Corp.
Expiring 04/30/27*,1	9,400	846
Blue Whale Acquisition Corp.
Expiring 07/09/23*,1	5,174	433
Pershing Square Tontine Holdings, Ltd. — Class A
Expiring 07/24/25*,†††	69,210	7
MSD Acquisition Corp.
Expiring 05/13/23†††,1	9,339	—
Total Warrants
(Cost $83,106)		8,371

MONEY MARKET FUND† - 4.6%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 4.43%[4]	39,868,826	39,868,826
Dreyfus Treasury Obligations Cash Management Fund — Institutional Shares, 4.69%[4]	18,834,457	18,834,457
Total Money Market Fund
(Cost $58,703,283)		58,703,283

	Face Amount~
CORPORATE BONDS†† - 30.0%
Financial - 14.5%
Pershing Square Holdings Ltd.
3.25% due 10/01/31	6,200,000	4,702,638
3.25% due 11/15/30[3]	4,500,000	3,520,575
Nippon Life Insurance Co.
2.75% due 01/21/51[2,3]	8,150,000	6,464,200

38 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
CORE BOND FUND

	Face Amount~	Value
BPCE S.A.
2.28% due 01/20/32[2,3]	8,200,000	$6,378,830
Liberty Mutual Group, Inc.
4.13% due 12/15/51[2,3]	5,800,000	4,651,136
3.95% due 05/15/60[3]	2,150,000	1,498,009
GLP Capital Limited Partnership / GLP Financing II, Inc.
4.00% due 01/15/31	4,650,000	3,988,818
5.30% due 01/15/29	1,900,000	1,812,885
Nationwide Mutual Insurance Co.
4.35% due 04/30/50[3]	7,297,000	5,767,752
Reliance Standard Life Global Funding II
2.75% due 05/07/25[3]	5,989,000	5,686,267
Wilton RE Ltd.
6.00% †††,2,3,5	6,237,000	5,546,502
American Equity Investment Life Holding Co.
5.00% due 06/15/27	5,036,000	5,034,748
GA Global Funding Trust
1.63% due 01/15/26[3]	5,450,000	4,949,900
Bank of America Corp.
2.59% due 04/29/31[2]	5,400,000	4,573,054
JPMorgan Chase & Co.
2.52% due 04/22/31[2]	2,210,000	1,889,257
4.49% due 03/24/31[2]	1,600,000	1,554,432
2.96% due 05/13/31[2]	1,093,000	944,802
Iron Mountain, Inc.
4.50% due 02/15/31[3]	1,917,000	1,647,335
5.25% due 07/15/30[3]	1,283,000	1,156,858
5.63% due 07/15/32[3]	1,000,000	913,540
Allianz SE
3.20% [2,3,5]	5,000,000	3,507,436
Maple Grove Funding Trust I
4.16% due 08/15/51[3]	4,750,000	3,410,028
Safehold Operating Partnership, LP
2.85% due 01/15/32	2,428,000	1,886,233
2.80% due 06/15/31	1,931,000	1,507,784
PartnerRe Finance B LLC
4.50% due 10/01/50[2]	4,040,000	3,353,200
Macquarie Group Ltd.
2.87% due 01/14/33[2,3]	2,150,000	1,741,368
2.69% due 06/23/32[2,3]	2,000,000	1,600,192
FS KKR Capital Corp.
2.63% due 01/15/27	2,150,000	1,808,544
3.25% due 07/15/27	1,800,000	1,525,032
Fidelity National Financial, Inc.
3.40% due 06/15/30	3,085,000	2,699,186
2.45% due 03/15/31	756,000	605,817
Jefferies Financial Group, Inc.
2.75% due 10/15/32	2,720,000	2,097,919
2.63% due 10/15/31	1,400,000	1,069,725
Fairfax Financial Holdings Ltd.
3.38% due 03/03/31	2,500,000	2,102,616
5.63% due 08/16/32[3]	1,000,000	982,849
Ares Finance Company II LLC
3.25% due 06/15/30[3]	3,660,000	3,081,343
Macquarie Bank Ltd.
3.62% due 06/03/30[3]	3,570,000	3,080,585
First American Financial Corp.
4.00% due 05/15/30	3,180,000	2,873,921
Host Hotels & Resorts, LP
3.50% due 09/15/30	3,385,000	2,859,075
Reinsurance Group of America, Inc.
3.15% due 06/15/30	3,202,000	2,832,997
Assurant, Inc.
2.65% due 01/15/32	2,300,000	1,734,955
4.90% due 03/27/28	1,100,000	1,081,100
OneAmerica Financial Partners, Inc.
4.25% due 10/15/50[3]	3,620,000	2,644,093
Rocket Mortgage LLC / Rocket Mortgage Company-Issuer, Inc.
3.88% due 03/01/31[3]	3,150,000	2,611,791
UBS Group AG
2.10% due 02/11/32[2,3]	2,950,000	2,290,136
Corebridge Financial, Inc.
3.90% due 04/05/32[3]	1,600,000	1,384,544
6.88% due 12/15/52[2,3]	1,000,000	891,450
Equitable Holdings, Inc.
7.00% due 04/01/28	2,050,000	2,219,792
Belrose Funding Trust
2.33% due 08/15/30[3]	2,780,000	2,160,938
Mizuho Financial Group, Inc.
5.67% due 05/27/29[2]	2,100,000	2,129,589
Sumitomo Life Insurance Co.
3.38% due 04/15/81[2,3]	2,500,000	2,093,750
Standard Chartered plc
4.64% due 04/01/31[2,3]	2,250,000	2,090,164
Jefferies Finance LLC / JFIN Company-Issuer Corp.
5.00% due 08/15/28[3]	2,450,000	2,074,146
Ceamer Finance LLC
6.92% due 11/15/37†††	2,000,000	1,966,908
Mid-Atlantic Military Family Communities LLC
5.30% due 08/01/50[3]	2,181,195	1,923,106
Stewart Information Services Corp.
3.60% due 11/15/31	2,250,000	1,769,071
Westpac Banking Corp.
3.02% due 11/18/36[2]	1,200,000	940,235
2.96% due 11/16/40	805,000	540,617
2.67% due 11/15/35[2]	295,000	229,772
Manulife Financial Corp.
2.48% due 05/19/27	1,800,000	1,658,666
QBE Insurance Group Ltd.
5.88% [2,3,5]	1,750,000	1,631,764
Americo Life, Inc.
3.45% due 04/15/31[3]	2,060,000	1,610,142
KKR Group Finance Company VIII LLC
3.50% due 08/25/50[3]	2,360,000	1,592,810
HS Wildcat LLC
3.83% due 12/31/50†††	1,996,455	1,578,700
Trustage Financial Group, Inc.
4.63% due 04/15/32[3]	1,750,000	1,566,198

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 39

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
CORE BOND FUND

	Face Amount~	Value
Dyal Capital Partners III
4.40% due 06/15/40†††	1,750,000	$1,493,285
Global Atlantic Finance Co.
3.13% due 06/15/31[3]	1,800,000	1,417,904
Brookfield Finance, Inc.
3.50% due 03/30/51	1,250,000	832,063
4.70% due 09/20/47	650,000	561,444
Australia & New Zealand Banking Group Ltd.
2.57% due 11/25/35[2,3]	1,800,000	1,389,321
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen
5.88% due 05/23/42[2,3]	1,350,000	1,335,066
AmFam Holdings, Inc.
2.81% due 03/11/31[3]	1,750,000	1,332,226
Lincoln National Corp.
4.38% due 06/15/50	1,580,000	1,193,816
ABN AMRO Bank N.V.
2.47% due 12/13/29[2,3]	1,400,000	1,176,980
National Australia Bank Ltd.
2.33% due 08/21/30[3]	1,500,000	1,171,188
Mitsubishi UFJ Financial Group, Inc.
5.44% due 02/22/34[2]	1,100,000	1,111,491
Societe Generale S.A.
2.89% due 06/09/32[2,3]	1,300,000	1,024,147
Prudential Financial, Inc.
3.70% due 10/01/50[2]	1,160,000	944,900
Fort Benning Family Communities LLC
6.09% due 01/15/51[3]	880,789	869,789
Sumitomo Mitsui Financial Group, Inc.
2.22% due 09/17/31	1,050,000	839,423
Apollo Management Holdings, LP
2.65% due 06/05/30[3]	930,000	777,715
Central Storage Safety Project Trust
4.82% due 02/01/38[6]	882,240	758,918
CNO Financial Group, Inc.
5.25% due 05/30/29	700,000	676,542
Penn Mutual Life Insurance Co.
3.80% due 04/29/61[3]	950,000	671,614
Protective Life Corp.
3.40% due 01/15/30[3]	740,000	652,391
Brown & Brown, Inc.
2.38% due 03/15/31	800,000	639,436
Accident Fund Insurance Company of America
8.50% due 08/01/32[3]	600,000	628,480
Western & Southern Life Insurance Co.
3.75% due 04/28/61[3]	850,000	592,049
Assured Guaranty US Holdings, Inc.
3.60% due 09/15/51	800,000	554,545
Kemper Corp.
2.40% due 09/30/30	675,000	541,790
Fidelity & Guaranty Life Holdings, Inc.
5.50% due 05/01/25[3]	400,000	398,812
Cooperatieve Rabobank UA
4.66% due 08/22/28[2,3]	400,000	388,680
Hanover Insurance Group, Inc.
2.50% due 09/01/30	480,000	383,164
Brookfield Finance LLC
3.45% due 04/15/50	470,000	318,725
Cushman & Wakefield US Borrower LLC
6.75% due 05/15/28[3]	296,000	265,002
KKR Group Finance Company III LLC
5.13% due 06/01/44[3]	100,000	88,043
Total Financial		184,750,774

Consumer, Cyclical - 3.7%
Hyatt Hotels Corp.
5.63% due 04/23/25	3,950,000	3,929,230
6.00% due 04/23/30	3,010,000	3,057,019
Choice Hotels International, Inc.
3.70% due 01/15/31	7,340,000	6,507,939
Whirlpool Corp.
4.60% due 05/15/50	6,145,000	5,115,438
Delta Air Lines, Inc.
7.00% due 05/01/25[3]	3,014,000	3,089,720
Alt-2 Structured Trust
2.95% due 05/14/31†††	3,382,084	3,030,224
Delta Air Lines Inc. / SkyMiles IP Ltd.
4.50% due 10/20/25[3]	2,886,000	2,837,489
Smithsonian Institution
2.70% due 09/01/44	4,000,000	2,777,649
British Airways Class A Pass Through Trust
4.25% due 11/15/32[3]	2,052,162	1,917,101
2.90% due 03/15/35[3]	824,049	675,342
Marriott International, Inc.
2.85% due 04/15/31	1,800,000	1,533,248
2.75% due 10/15/33	650,000	526,037
4.90% due 04/15/29	470,000	465,882
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.
6.50% due 06/20/27[3]	2,167,500	2,160,521
BorgWarner, Inc.
2.65% due 07/01/27	2,310,000	2,117,947
Warnermedia Holdings, Inc.
5.14% due 03/15/52[3]	1,650,000	1,336,885
6.41% due 03/15/26	600,000	603,030
Steelcase, Inc.
5.13% due 01/18/29	1,862,000	1,673,696
Ferguson Finance plc
3.25% due 06/02/30[3]	1,204,000	1,044,646
4.65% due 04/20/32[3]	600,000	570,074
Walgreens Boots Alliance, Inc.
4.10% due 04/15/50	1,541,000	1,152,844
American Airlines Class AA Pass Through Trust
3.20% due 06/15/28	719,500	645,463
JB Poindexter & Company, Inc.
7.13% due 04/15/26[3]	200,000	187,500
Total Consumer, Cyclical		46,954,924

Consumer, Non-cyclical - 3.3%
CoStar Group, Inc.
2.80% due 07/15/30[3]	5,810,000	4,868,169

40 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
CORE BOND FUND

	Face Amount~		Value
Altria Group, Inc.
3.40% due 05/06/30		2,510,000	$2,231,942
3.70% due 02/04/51		2,350,000	1,584,219
4.45% due 05/06/50		390,000	290,737
Quanta Services, Inc.
2.90% due 10/01/30		4,175,000	3,600,168
BAT Capital Corp.
3.98% due 09/25/50		2,800,000	1,922,323
4.70% due 04/02/27		1,410,000	1,383,491
Global Payments, Inc.
2.90% due 05/15/30		1,620,000	1,371,780
2.90% due 11/15/31		1,650,000	1,351,247
Smithfield Foods, Inc.
2.63% due 09/13/31[3]		2,400,000	1,813,920
3.00% due 10/15/30[3]		970,000	773,953
Becle, SAB de CV
2.50% due 10/14/31[3]		2,700,000	2,192,301
Royalty Pharma plc
3.55% due 09/02/50		2,690,000	1,854,300
JBS USA LUX S.A. / JBS USA Food Company / JBS USA Finance, Inc.
3.00% due 05/15/32[3]		1,750,000	1,370,618
4.38% due 02/02/52[3]		600,000	433,606
Triton Container International Ltd.
3.15% due 06/15/31[3]		2,100,000	1,669,839
Emory University
2.97% due 09/01/50		2,000,000	1,443,661
Yale-New Haven Health Services Corp.
2.50% due 07/01/50		2,250,000	1,409,343
California Institute of Technology
3.65% due 09/01/19		2,000,000	1,404,388
Kimberly-Clark de Mexico SAB de CV
2.43% due 07/01/31[3]		1,500,000	1,246,972
Transurban Finance Company Pty Ltd.
2.45% due 03/16/31[3]		1,300,000	1,060,025
Universal Health Services, Inc.
2.65% due 10/15/30		1,320,000	1,058,362
Cheplapharm Arzneimittel GmbH
4.38% due 01/15/28	EUR	1,000,000	1,006,796
Kraft Heinz Foods Co.
7.13% due 08/01/39[3]		650,000	743,053
Wisconsin Alumni Research Foundation
3.56% due 10/01/49		1,000,000	741,444
OhioHealth Corp.
3.04% due 11/15/50		1,000,000	731,711
Memorial Sloan-Kettering Cancer Center
2.96% due 01/01/50		1,000,000	706,538
Johns Hopkins University
2.81% due 01/01/60		1,000,000	660,496
Children’s Hospital Corp.
2.59% due 02/01/50		1,000,000	647,048
Children’s Health System of Texas
2.51% due 08/15/50		1,000,000	633,252
Catalent Pharma Solutions, Inc.
3.13% due 02/15/29[3]		250,000	219,777
Triton Container International Limited / TAL International Container Corp.
3.25% due 03/15/32		200,000	157,795
Total Consumer, Non-cyclical			42,583,274

Industrial - 3.2%
Boeing Co.
5.81% due 05/01/50		6,878,000	6,923,856
5.04% due 05/01/27		2,150,000	2,165,593
2.20% due 02/04/26		1,000,000	927,838
FLNG Liquefaction 3 LLC
3.08% due 06/30/39†††		4,206,020	3,389,175
Howmet Aerospace, Inc.
3.00% due 01/15/29		3,800,000	3,369,080
Cellnex Finance Company S.A.
3.88% due 07/07/41[3]		4,150,000	3,048,050
TD SYNNEX Corp.
2.65% due 08/09/31		2,142,000	1,696,825
2.38% due 08/09/28		1,600,000	1,327,054
Vontier Corp.
2.95% due 04/01/31		3,450,000	2,761,690
Flowserve Corp.
3.50% due 10/01/30		1,810,000	1,565,277
2.80% due 01/15/32		1,150,000	912,285
Acuity Brands Lighting, Inc.
2.15% due 12/15/30		3,000,000	2,445,518
IP Lending II Ltd.
3.65% due 07/15/25[3]		2,450,000	2,367,312
Owens Corning
3.88% due 06/01/30		2,380,000	2,203,047
Fortune Brands Innovations, Inc.
4.00% due 03/25/32		2,050,000	1,835,347
Stadco LA, LLC
3.75% due 05/15/56†††		2,000,000	1,463,247
Amcor Flexibles North America, Inc.
2.63% due 06/19/30		1,230,000	1,031,837
IP Lending V Ltd.
5.13% due 04/02/26[3]		1,050,000	945,000
Norfolk Southern Corp.
4.10% due 05/15/21		600,000	423,127
Total Industrial			40,801,158

Technology - 1.4%
Broadcom, Inc.
4.93% due 05/15/37[3]		2,306,000	2,097,042
4.15% due 11/15/30		1,702,000	1,578,453
3.19% due 11/15/36[3]		217,000	164,446
Entegris Escrow Corp.
4.75% due 04/15/29[3]		3,700,000	3,497,990
Oracle Corp.
3.95% due 03/25/51		2,128,000	1,601,272
5.55% due 02/06/53		1,510,000	1,437,583
CDW LLC / CDW Finance Corp.
3.57% due 12/01/31		2,600,000	2,236,338

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 41

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
CORE BOND FUND

	Face Amount~	Value
Leidos, Inc.
2.30% due 02/15/31	1,750,000	$1,420,004
5.75% due 03/15/33	500,000	511,020
4.38% due 05/15/30	200,000	188,421
MSCI, Inc.
3.63% due 11/01/31[3]	1,300,000	1,113,125
CGI, Inc.
2.30% due 09/14/31	1,300,000	1,026,718
Fidelity National Information Services, Inc.
5.63% due 07/15/52	750,000	719,681
Total Technology		17,592,093

Energy - 1.3%
BP Capital Markets plc
4.88% [2,5]	7,530,000	6,842,888
Galaxy Pipeline Assets Bidco Ltd.
3.25% due 09/30/40[3]	2,986,000	2,348,367
Targa Resources Partners Limited Partnership / Targa Resources Partners Finance Corp.
6.88% due 01/15/29	2,158,000	2,199,474
Magellan Midstream Partners, LP
3.95% due 03/01/50	2,000,000	1,510,766
Midwest Connector Capital Company LLC
4.63% due 04/01/29[3]	1,050,000	984,128
NuStar Logistics, LP
6.38% due 10/01/30	534,000	512,373
6.00% due 06/01/26	200,000	196,042
TransCanada PipeLines Ltd.
6.20% due 03/09/26	700,000	704,877
Greensaif Pipelines Bidco SARL
6.51% due 02/23/42[3]	400,000	421,348
Greensaif Pipelines Bidco Sarl
6.13% due 02/23/38[3]	350,000	360,080
Total Energy		16,080,343

Communications - 1.3%
British Telecommunications plc
4.88% due 11/23/81[2,3]	2,900,000	2,284,344
4.25% due 11/23/81[2,3]	500,000	433,225
9.63% due 12/15/30	150,000	187,017
Paramount Global
4.95% due 05/19/50	2,490,000	1,863,721
2.90% due 01/15/27	450,000	409,974
Charter Communications Operating LLC / Charter Communications Operating Capital
3.90% due 06/01/52	3,350,000	2,214,437
Level 3 Financing, Inc.
4.25% due 07/01/28[3]	2,175,000	1,227,135
3.88% due 11/15/29[3]	1,150,000	832,290
Virgin Media Secured Finance plc
4.50% due 08/15/30[3]	2,350,000	2,020,553
Vodafone Group plc
4.13% due 06/04/81[2]	2,550,000	2,012,384
Rogers Communications, Inc.
4.55% due 03/15/52[3]	2,000,000	1,645,144
CSC Holdings LLC
4.13% due 12/01/30[3]	600,000	430,914
Altice France S.A.
5.13% due 01/15/29[3]	250,000	190,507
Telenet Finance Luxembourg Notes SARL
5.50% due 03/01/28	200,000	184,000
Total Communications		15,935,645

Basic Materials - 0.9%
Newcrest Finance Pty Ltd.
3.25% due 05/13/30[3]	3,522,000	3,113,518
4.20% due 05/13/50[3]	3,235,000	2,575,920
Anglo American Capital plc
5.63% due 04/01/30[3]	1,800,000	1,810,920
3.95% due 09/10/50[3]	970,000	742,682
2.63% due 09/10/30[3]	250,000	208,008
Yamana Gold, Inc.
2.63% due 08/15/31	1,200,000	965,464
BHP Billiton Finance USA Ltd.
4.90% due 02/28/33	900,000	918,210
Reliance Steel & Aluminum Co.
2.15% due 08/15/30	810,000	680,018
Total Basic Materials		11,014,740

Utilities - 0.4%
AES Corp.
3.95% due 07/15/30[3]	1,760,000	1,575,728
NRG Energy, Inc.
2.45% due 12/02/27[3]	1,750,000	1,497,214
Alexander Funding Trust
1.84% due 11/15/23[3]	950,000	921,483
Enel Finance International N.V.
5.00% due 06/15/32[3]	850,000	799,372
Total Utilities		4,793,797

Total Corporate Bonds
(Cost $455,934,346)		380,506,748

ASSET-BACKED SECURITIES†† - 26.9%
Collateralized Loan Obligations - 17.5%
LoanCore Issuer Ltd.
2021-CRE5 C, 7.03% (1 Month USD LIBOR + 2.35%, Rate Floor: 2.35%) due 07/15/36◊,3	7,500,000	6,922,183
2021-CRE4 D, 7.17% (30 Day Average SOFR + 2.61%, Rate Floor: 2.50%) due 07/15/35◊	4,426,000	4,193,774
2021-CRE6 C, 6.98% (1 Month USD LIBOR + 2.30%, Rate Floor: 2.30%) due 11/15/38◊,3	4,000,000	3,705,388
2021-CRE4 C, 6.37% (30 Day Average SOFR + 1.81%, Rate Floor: 1.70%) due 07/15/35◊,3	1,000,000	936,837

42 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
CORE BOND FUND

	Face Amount~	Value
Woodmont Trust
2020-7A A1A, 6.69% (3 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 01/15/32◊,3	12,000,000	$11,891,965
2020-7A B, 7.39% (3 Month USD LIBOR + 2.60%, Rate Floor: 2.60%) due 01/15/32◊,3	3,750,000	3,626,516
Octagon Investment Partners 49 Ltd.
2021-5A B, 6.34% (3 Month USD LIBOR + 1.55%, Rate Floor: 1.55%) due 01/15/33◊,3	8,500,000	8,260,020
2021-5A C, 6.84% (3 Month USD LIBOR + 2.05%, Rate Floor: 2.05%) due 01/15/33◊,3	7,450,000	7,137,098
Cerberus Loan Funding XXX, LP
2020-3A A, 6.64% (3 Month USD LIBOR + 1.85%, Rate Floor: 1.85%) due 01/15/33◊,3	13,500,000	13,368,352
2020-3A B, 7.29% (3 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 01/15/33◊,3	2,000,000	1,948,854
LCCM Trust
2021-FL3 A, 6.13% (1 Month USD LIBOR + 1.45%, Rate Floor: 1.45%) due 11/15/38◊,3	6,000,000	5,788,068
2021-FL3 AS, 6.48% (1 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 11/15/38◊,3	3,950,000	3,805,598
2021-FL2 C, 6.83% (1 Month USD LIBOR + 2.15%, Rate Floor: 2.15%) due 12/13/38◊,3	3,100,000	2,814,808
AMMC CLO XIV Ltd.
2021-14A A2R2, 6.22% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 07/25/29◊,3	8,000,000	7,848,982
Dryden 36 Senior Loan Fund
2020-36A CR3, 6.84% (3 Month USD LIBOR + 2.05%, Rate Floor: 2.05%) due 04/15/29◊,3	8,000,000	7,821,515
Madison Park Funding XLVIII Ltd.
2021-48A B, 6.25% (3 Month USD LIBOR + 1.45%, Rate Floor: 1.45%) due 04/19/33◊,3	4,000,000	3,901,351
2021-48A C, 6.80% (3 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 04/19/33◊,3	4,000,000	3,872,755
MF1 Multifamily Housing Mortgage Loan Trust
2021-FL6 D, 7.26% (1 Month USD LIBOR + 2.55%, Rate Floor: 2.55%) due 07/16/36◊	4,000,000	3,693,999
2021-FL6 C, 6.56% (1 Month USD LIBOR + 1.85%, Rate Floor: 1.85%) due 07/16/36◊,3	3,400,000	3,116,896
Palmer Square Loan Funding Ltd.
2021-1A A2, 6.06% (3 Month USD LIBOR + 1.25%, Rate Floor: 1.25%) due 04/20/29◊,3	2,000,000	1,961,665
2021-1A B, 6.61% (3 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 04/20/29◊,3	2,000,000	1,945,737
2021-3A C, 7.31% (3 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 07/20/29◊,3	2,000,000	1,897,542
2021-2A C, 7.32% (3 Month USD LIBOR + 2.40%, Rate Floor: 2.40%) due 05/20/29◊,3	1,000,000	959,616
Golub Capital Partners CLO 33M Ltd.
2021-33A AR2, 6.82% (3 Month USD LIBOR + 1.86%, Rate Floor: 1.86%) due 08/25/33◊,3	6,500,000	6,083,897
Golub Capital Partners CLO 16 Ltd.
2021-16A A1R2, 6.43% (3 Month USD LIBOR + 1.61%, Rate Floor: 1.61%) due 07/25/33◊,3	4,000,000	3,938,696
2021-16A A2R2, 6.62% (3 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 07/25/33◊,3	2,000,000	1,918,241
ABPCI Direct Lending Fund CLO II LLC
2021-1A A1R, 6.41% (3 Month USD LIBOR + 1.60%, Rate Floor: 1.60%) due 04/20/32◊,3	5,500,000	5,352,436
Cerberus Loan Funding XXXII, LP
2021-2A A, 6.41% (3 Month USD LIBOR + 1.62%, Rate Floor: 1.62%) due 04/22/33◊,3	4,250,000	4,152,456
2021-2A C, 7.64% (3 Month USD LIBOR + 2.85%, Rate Floor: 2.85%) due 04/22/33◊,3	1,250,000	1,164,884
FS Rialto Issuer LLC
2022-FL6 B, 8.32% (1 Month Term SOFR + 3.63%, Rate Floor: 3.63%) due 08/17/37◊,3	2,500,000	2,475,251
2022-FL6 AS, 7.82% (1 Month Term SOFR + 3.13%, Rate Floor: 3.13%) due 08/17/37◊,3	1,500,000	1,485,706
2022-FL7 B, 8.60% (1 Month Term SOFR + 3.91%, Rate Floor: 3.91%) due 10/19/39◊	250,000	247,439
KREF Funding V LLC
6.43% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 06/25/26◊,†††	4,204,302	4,180,124
0.15% due 06/25/26†††,7	21,818,182	10,691
THL Credit Lake Shore MM CLO I Ltd.
2021-1A A1R, 6.49% (3 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 04/15/33◊,3	4,250,000	4,145,998

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 43

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
CORE BOND FUND

	Face Amount~	Value
Fortress Credit Opportunities IX CLO Ltd.
2021-9A A2TR, 6.59% (3 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 10/15/33◊,3	3,250,000	$3,108,038
2021-9A A1TR, 6.34% (3 Month USD LIBOR + 1.55%, Rate Floor: 1.55%) due 10/15/33◊,3	1,000,000	969,048
Golub Capital Partners CLO 36M Ltd.
2018-36A A, 6.11% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 02/05/31◊,3	4,100,000	4,042,729
Cerberus Loan Funding XXXI, LP
2021-1A A, 6.29% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 04/15/32◊,3	3,963,475	3,928,947
BSPDF Issuer Ltd.
2021-FL1 C, 6.93% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 10/15/36◊,3	4,000,000	3,644,080
ABPCI Direct Lending Fund CLO I LLC
2021-1A A1A2, 6.51% (3 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 07/20/33◊,3	3,750,000	3,609,219
Cerberus Loan Funding XL LLC
2023-1A A, 7.19% (3 Month Term SOFR + 2.40%, Rate Floor: 2.40%) due 03/22/35◊,3	3,500,000	3,500,000
PFP Ltd.
2021-7 D, 7.13% (1 Month USD LIBOR + 2.40%, Rate Floor: 2.40%) due 04/14/38◊,3	3,749,813	3,495,783
ABPCI Direct Lending Fund CLO V Ltd.
2021-5A A1R, 6.31% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 04/20/31◊,3	3,250,000	3,192,435
BXMT Ltd.
2020-FL2 A, 5.76% (1 Month Term SOFR + 1.01%, Rate Floor: 0.90%) due 02/15/38◊,3	3,257,572	3,180,398
Owl Rock CLO IV Ltd.
2021-4A A1R, 6.52% (3 Month USD LIBOR + 1.60%, Rate Floor: 1.60%) due 08/20/33◊,3	3,250,000	3,144,375
GoldenTree Loan Management US CLO 1 Ltd.
2021-9A C, 6.61% (3 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 01/20/33◊,3	3,000,000	2,845,900
VOYA CLO
2021-2A A2AR, 6.44% (3 Month USD LIBOR + 1.65%, Rate Floor: 1.65%) due 06/07/30◊,3	2,550,000	2,482,965
Apres Static CLO Ltd.
2020-1A A2R, 6.49% (3 Month USD LIBOR + 1.70%, Rate Floor: 0.00%) due 10/15/28◊,3	2,000,000	1,980,911
Fortress Credit Opportunities XI CLO Ltd.
2018-11A A1T, 6.09% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 04/15/31◊,3	2,000,000	1,973,274
MidOcean Credit CLO VII
2020-7A BR, 6.39% (3 Month USD LIBOR + 1.60%, Rate Floor: 0.00%) due 07/15/29◊,3	2,000,000	1,954,031
Neuberger Berman Loan Advisers CLO 40 Ltd.
2021-40A C, 6.54% (3 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 04/16/33◊,3	2,000,000	1,927,465
ABPCI Direct Lending Fund IX LLC
2021-9A A2R, 6.62% (3 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 11/18/31◊,3	2,000,000	1,917,727
ACRES Commercial Realty Ltd.
2021-FL2 AS, 6.46% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 01/15/37◊	2,000,000	1,912,023
Magnetite XXIX Ltd.
2021-29A C, 6.44% (3 Month USD LIBOR + 1.65%, Rate Floor: 1.65%) due 01/15/34◊,3	2,000,000	1,906,928
Cerberus Loan Funding XXXIII, LP
2021-3A B, 6.64% (3 Month USD LIBOR + 1.85%, Rate Floor: 1.85%) due 07/23/33◊,3	2,000,000	1,898,427
FS Rialto
2021-FL3 C, 6.78% (1 Month USD LIBOR + 2.05%, Rate Floor: 2.05%) due 11/16/36◊	2,000,000	1,881,054
BRSP Ltd.
2021-FL1 C, 6.91% (1 Month USD LIBOR + 2.15%, Rate Floor: 2.15%) due 08/19/38◊,3	2,000,000	1,865,084
Canyon Capital CLO Ltd.
2018-1A A2R, 6.30% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 01/30/31◊,3	1,900,000	1,809,072
OCP CLO Ltd.
2020-4A A2RR, 6.27% (3 Month USD LIBOR + 1.45%, Rate Floor: 1.45%) due 04/24/29◊,3	1,500,000	1,475,725
Golub Capital Partners CLO 54M L.P
2021-54A B, 6.66% (3 Month USD LIBOR + 1.85%, Rate Floor: 1.85%) due 08/05/33◊,3	1,500,000	1,409,494
STWD Ltd.
2019-FL1 D, 7.12% (1 Month Term SOFR + 2.46%, Rate Floor: 2.35%) due 07/15/38◊,3	1,459,000	1,389,042
Owl Rock CLO I Ltd.
2019-1A A, 6.72% (3 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 05/20/31◊,3	1,000,000	991,189

44 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
CORE BOND FUND

	Face Amount~	Value
NewStar Fairfield Fund CLO Ltd.
2018-2A A1N, 6.08% (3 Month USD LIBOR + 1.27%, Rate Floor: 1.27%) due 04/20/30◊,3	989,329	$976,376
Owl Rock CLO II Ltd.
2021-2A ALR, 6.36% (3 Month USD LIBOR + 1.55%, Rate Floor: 1.55%) due 04/20/33◊,3	1,000,000	970,297
Northwoods Capital XII-B Ltd.
2018-12BA B, 6.72% (3 Month USD LIBOR + 1.85%, Rate Floor: 1.85%) due 06/15/31◊,3	1,000,000	955,154
BSPRT Issuer Ltd.
2021-FL7 C, 6.98% (1 Month USD LIBOR + 2.30%, Rate Floor: 2.30%) due 12/15/38◊,3	1,000,000	944,048
KREF
2021-FL2 C, 6.71% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 02/15/39◊,3	1,000,000	934,202
Marathon CLO V Ltd.
2017-5A A2R, 6.37% (3 Month USD LIBOR + 1.45%, Rate Floor: 0.00%) due 11/21/27◊,3	826,951	823,531
Dryden 37 Senior Loan Fund
2015-37A Q, due 01/15/31[3,8]	1,000,000	746,718
ACRE Commercial Mortgage Ltd.
2021-FL4 D, 7.36% (1 Month USD LIBOR + 2.60%, Rate Floor: 2.60%) due 12/18/37◊,3	773,000	709,641
Golub Capital Partners CLO 17 Ltd.
2017-17A A1R, 6.47% (3 Month USD LIBOR + 1.65%, Rate Floor: 0.00%) due 10/25/30◊,3	685,428	679,604
Cerberus Loan Funding XXXVI, LP
2021-6A A, 6.19% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 11/22/33◊,3	268,568	267,044
Newfleet CLO Ltd.
2018-1A A1R, 5.76% (3 Month USD LIBOR + 0.95%, Rate Floor: 0.00%) due 04/20/28◊,3	132,522	132,427
Babson CLO Ltd.
2014-IA SUB, due 07/20/25[3,8]	650,000	40,385
Treman Park CLO Ltd.
2015-1A COM, due 10/20/28[3,8]	162,950	4,318
Copper River CLO Ltd.
2007-1A INC, due 01/20/21[6,8]	700,000	71
Total Collateralized Loan Obligations		222,194,517

Whole Business - 2.0%
Domino’s Pizza Master Issuer LLC
2017-1A, 4.12% due 07/25/47[3]	5,130,000	4,840,222
2021-1A, 3.15% due 04/25/51[3]	1,129,875	937,165
Arbys Funding LLC
2020-1A, 3.24% due 07/30/50[3]	6,581,250	5,767,564
Taco Bell Funding LLC
2016-1A, 4.97% due 05/25/46[3]	3,534,375	3,450,999
2021-1A, 2.29% due 08/25/51[3]	1,412,125	1,179,168
ServiceMaster Funding LLC
2020-1, 2.84% due 01/30/51[3]	3,920,000	3,288,562
SERVPRO Master Issuer LLC
2021-1A, 2.39% due 04/25/51[3]	3,438,750	2,813,434
DB Master Finance LLC
2021-1A, 2.79% due 11/20/51[3]	1,975,000	1,594,698
Wendy’s Funding LLC
2019-1A, 3.78% due 06/15/49[3]	1,328,580	1,247,004
Wingstop Funding LLC
2022-1A, 3.73% due 03/05/52[3]	497,500	446,570
Total Whole Business		25,565,386

Transport-Aircraft - 1.9%
AASET Trust
2021-1A, 2.95% due 11/16/41[3]	3,763,579	3,391,060
2020-1A, 3.35% due 01/16/40[3]	995,309	836,324
2017-1A, 3.97% due 05/16/42[3]	189,433	152,705
Castlelake Aircraft Structured Trust
2021-1A, 3.47% due 01/15/46[3]	3,519,802	3,240,727
Navigator Aircraft ABS Ltd.
2021-1, 2.77% due 11/15/46[3]	2,723,214	2,354,512
AASET US Ltd.
2018-2A, 4.45% due 11/18/38[3]	2,376,919	2,056,293
Lunar Structured Aircraft Portfolio Notes
2021-1, 2.64% due 10/15/46[3]	2,145,994	1,867,466
MACH 1 Cayman Ltd.
2019-1, 3.47% due 10/15/39[3]	2,060,474	1,729,583
Sprite Ltd.
2021-1, 3.75% due 11/15/46[3]	1,905,139	1,706,229
Sapphire Aviation Finance II Ltd.
2020-1A, 3.23% due 03/15/40[3]	1,699,258	1,423,701
Falcon Aerospace Ltd.
2019-1, 3.60% due 09/15/39[3]	1,384,357	1,169,796
2017-1, 4.58% due 02/15/42[3]	255,322	240,826
MAPS Ltd.
2018-1A, 4.21% due 05/15/43[3]	1,280,395	1,151,071
Sapphire Aviation Finance I Ltd.
2018-1A, 4.25% due 03/15/40[3]	1,204,142	979,581
Raspro Trust
2005-1A, 5.17% (3 Month USD LIBOR + 0.93%, Rate Floor: 0.93%) due 03/23/24◊,3	984,943	972,927
WAVE LLC
2019-1, 3.60% due 09/15/44[3]	786,200	663,459
Castlelake Aircraft Securitization Trust
2018-1, 4.13% due 06/15/43[3]	566,693	511,780
Total Transport-Aircraft		24,448,040

Financial - 1.9%
Strategic Partners Fund VIII LP
7.39% (1 Month Term SOFR + 2.60%, Rate Floor: 2.60%) due 03/10/26◊,†††	3,500,000	3,498,950
7.22% (1 Month Term SOFR + 2.60%, Rate Floor: 2.60%) due 03/10/26◊,†††	1,300,000	1,299,610

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 45

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
CORE BOND FUND

	Face Amount~		Value
KKR Core Holding Company LLC
4.00% due 08/12/31†††		5,122,847	$4,609,810
HV Eight LLC
5.48% (3 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 12/31/27◊,†††	EUR	3,500,000	3,799,172
Madison Avenue Secured Funding Trust Series
2023-1, 6.78% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 03/04/24◊,†††,3		3,050,000	3,050,000
HarbourVest Structured Solutions IV Holdings, LP
7.20% (3 Month USD LIBOR + 2.45%, Rate Floor: 2.45%) due 09/15/26◊,†††		1,831,749	1,830,532
2.58% (3 Month EURIBOR + 2.45%, Rate Floor: 2.45%) due 09/15/26◊,†††	EUR	1,000,000	1,085,600
Lightning A
5.50% due 03/01/37†††		1,531,778	1,424,553
Thunderbird A
5.50% due 03/01/37†††		1,524,667	1,417,940
Bib Merchant Voucher Receivables Ltd.
4.18% due 04/07/28†††		828,083	809,440
Nassau LLC
2019-1, 3.98% due 08/15/34[3]		715,947	684,062
Aesf Vi Verdi, LP
2.15% (3 Month EURIBOR + 2.15%, Rate Floor: 2.15%) due 11/25/24◊,†††	EUR	103,023	111,805
Total Financial			23,621,474

Net Lease - 1.7%
CF Hippolyta Issuer LLC
2022-1A, 6.11% due 08/15/62[3]		2,696,234	2,696,198
2020-1, 2.28% due 07/15/60[3]		676,880	611,165
SVC ABS LLC
2023-1A, 5.15% due 02/20/53[3]		3,248,646	3,202,181
CARS-DB4, LP
2020-1A, 3.81% due 02/15/50[3]		2,229,844	1,901,271
2020-1A, 4.95% due 02/15/50[3]		1,500,000	1,286,582
CMFT Net Lease Master Issuer LLC
2021-1, 3.44% due 07/20/51[3]		3,570,000	2,883,676
STORE Master Funding I-VII
2016-1A, 3.96% due 10/20/46[3]		2,533,896	2,398,244
Oak Street Investment Grade Net Lease Fund Series
2020-1A, 2.26% due 11/20/50[3]		2,500,000	2,280,365
CF Hippolyta LLC
2020-1, 2.60% due 07/15/60[3]		2,488,211	2,110,995
Capital Automotive REIT
2020-1A, 3.48% due 02/15/50[3]		1,238,802	1,123,535
2021-1A, 2.76% due 08/15/51[3]		997,917	773,134
Total Net Lease			21,267,346

Transport-Container - 0.5%
MC Ltd.
2021-1, 2.63% due 11/05/35[3]		3,499,178	3,107,011
Textainer Marine Containers VII Ltd.
2020-1A, 2.73% due 08/21/45[3]		3,322,862	3,061,090
TIF Funding II LLC
2021-1A, 1.65% due 02/20/46[3]		789,688	665,662
Total Transport-Container			6,833,763

Single Family Residence - 0.5%
FirstKey Homes Trust
2020-SFR2, 2.67% due 10/19/37[3]		2,250,000	2,041,823
2020-SFR2, 4.00% due 10/19/37[3]		1,400,000	1,277,063
2020-SFR2, 4.50% due 10/19/37[3]		1,350,000	1,238,270
2020-SFR2, 3.37% due 10/19/37[3]		900,000	813,575
Home Partners of America Trust
2021-3, 2.80% due 01/17/41[3]		930,178	802,035
Home Partners of America Trust
2021-2, 2.40% due 12/17/26[3]		484,124	427,817
Total Single Family Residence			6,600,583

Collateralized Debt Obligations - 0.5%
Anchorage Credit Funding 4 Ltd.
2021-4A AR, 2.72% due 04/27/39[3]		7,250,000	6,370,800

Infrastructure - 0.3%
VB-S1 Issuer LLC - VBTEL
2022-1A, 4.29% due 02/15/52[3]		2,500,000	2,274,952
Stack Infrastructure Issuer LLC
2023-1A, 5.90% due 03/25/48[3]		1,000,000	1,009,285
Total Infrastructure			3,284,237

Insurance - 0.1%
CHEST
7.13% due 03/15/43†††		1,000,000	1,007,448
Total Asset-Backed Securities
(Cost $360,514,474)			341,193,594

U.S. GOVERNMENT SECURITIES†† - 19.2%
U.S. Treasury Notes
3.50% due 01/31/28[12]		86,817,000	86,362,567
4.13% due 11/15/32		42,978,000	45,160,477
4.00% due 02/29/28		34,710,000	35,336,407
4.63% due 02/28/25		455,000	459,426
U.S. Treasury Bonds
3.00% due 08/15/52		16,000,000	14,055,000
3.63% due 02/15/53		12,800,000	12,708,000
due 02/15/52[9,10]		29,980,000	10,616,320
due 02/15/46[9,10]		22,605,000	9,395,649
2.88% due 05/15/52		10,000,000	8,554,688
due 05/15/44[9,10]		19,265,000	8,531,868
4.00% due 11/15/52		5,300,000	5,624,625
1.88% due 11/15/51		8,000,000	5,447,500
due 11/15/44[9,10,12]		4,520,000	1,957,473
Total U.S. Government Securities
(Cost $249,111,828)			244,210,000

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 16.7%
Government Agency - 9.8%
Fannie Mae
due 03/01/73[14]		76,466,000	72,801,520

46 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
CORE BOND FUND

	Face Amount~	Value
Fannie Mae
2.81% due 05/01/51	8,250,000	$5,823,935
2.17% due 03/01/51	8,347,000	5,684,732
2.24% due 01/01/51	5,730,368	4,115,077
2.00% due 09/01/50	4,906,963	3,409,632
2.36% due 08/01/50	4,492,131	3,191,032
2.78% due 05/01/51	2,674,476	2,024,228
2.59% due 06/01/51	2,422,671	1,801,043
2.32% due 02/01/51	2,026,939	1,447,327
2.40% due 03/01/40	2,000,000	1,441,852
2.11% due 10/01/50	1,814,018	1,279,244
2.27% due 02/01/51	1,688,226	1,197,800
2.39% due 02/01/51	1,405,569	1,015,170
4.24% due 08/01/48	1,000,000	897,590
2.58% due 10/01/51	1,173,794	860,505
3.83% due 05/01/49	1,000,000	851,551
2.99% due 01/01/40	1,000,000	810,169
3.46% due 08/01/49	941,078	797,938
2.68% due 04/01/50	943,405	726,286
1.76% due 08/01/40	1,000,000	699,162
2.27% due 10/01/41	1,000,000	694,770
4.07% due 05/01/49	756,243	687,492
2.10% due 07/01/50	948,599	671,610
4.37% due 10/01/48	705,568	664,333
due 12/25/43[9,10]	770,029	598,455
4.25% due 05/01/48	621,288	578,000
Freddie Mac Seasoned Credit Risk Transfer Trust
2.00% due 05/25/60	3,364,382	2,831,528
2.00% due 11/25/59	1,285,809	1,081,764
Freddie Mac
due 04/01/52[14]	2,056,788	1,983,658
1.98% due 05/01/50	1,348,711	919,839
4.00% due 01/15/46	89,223	87,902
Fannie Mae-Aces
1.49% (WAC) due 03/25/35◊,7	17,783,234	1,887,114
FARM Mortgage Trust
2.18% (WAC) due 01/25/51◊,3	873,439	733,743
Total Government Agency		124,296,001

Commercial Mortgage-Backed Securities - 3.2%
GS Mortgage Securities Trust
2020-GSA2, 2.34% due 12/12/53	8,000,000	5,618,710
2020-GC45, 0.67% (WAC) due 02/13/53◊,7	18,860,536	603,350
2019-GC42, 0.81% (WAC) due 09/10/52◊,7	14,857,481	564,358
JP Morgan Chase Commercial Mortgage Securities Trust
2021-NYAH, 6.52% (1 Month USD LIBOR + 1.84%, Rate Floor: 1.84%) due 06/15/38◊,3	4,000,000	3,601,678
2016-JP3, 3.40% (WAC) due 08/15/49◊	4,000,000	2,968,659
DBGS Mortgage Trust
2018-C1, 4.63% (WAC) due 10/15/51◊	7,000,000	6,313,376
CD Mortgage Trust
2017-CD4, 3.95% (WAC) due 05/10/50◊	4,750,000	4,069,756
2016-CD1, 1.37% (WAC) due 08/10/49◊,7	2,108,289	69,721
KKR Industrial Portfolio Trust
2021-KDIP, 6.19% (1 Month Term SOFR + 1.36%, Rate Floor: 1.36%) due 12/15/37◊,3	3,450,000	3,259,566
BX Commercial Mortgage Trust
2021-VOLT, 6.68% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 09/15/36◊,3	3,450,000	3,217,362
Life Mortgage Trust
2021-BMR, 6.34% (1 Month Term SOFR + 1.51%, Rate Floor: 1.51%) due 03/15/38◊,3	1,965,940	1,857,410
GS Mortgage Securities Corporation Trust
2020-DUNE, 6.03% (1 Month USD LIBOR + 1.35%, Rate Floor: 1.35%) due 12/15/36◊,3	1,000,000	968,238
2020-UPTN, 3.25% (WAC) due 02/10/37◊,3	1,000,000	857,447
SMRT
2022-MINI, 6.78% (1 Month Term SOFR + 1.95%, Rate Floor: 1.95%) due 01/15/39◊,3	2,000,000	1,824,480
Extended Stay America Trust
2021-ESH, 6.94% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 07/15/38◊,3	1,073,811	1,022,640
BENCHMARK Mortgage Trust
2019-B14, 0.78% (WAC) due 12/15/62◊,7	19,717,828	607,388
2018-B6, 0.41% (WAC) due 10/10/51◊,7	29,242,733	411,290
Citigroup Commercial Mortgage Trust
2019-GC43, 0.62% (WAC) due 11/10/52◊,7	19,858,255	619,492
2016-GC37, 1.65% (WAC) due 04/10/49◊,7	2,843,033	106,913
2016-C2, 1.66% (WAC) due 08/10/49◊,7	2,212,881	91,768
2016-P5, 1.38% (WAC) due 10/10/49◊,7	1,574,657	58,007
COMM Mortgage Trust
2015-CR24, 0.69% (WAC) due 08/10/48◊,7	37,478,534	483,567
2015-CR26, 0.90% (WAC) due 10/10/48◊,7	8,289,684	143,498
CSAIL Commercial Mortgage Trust
2019-C15, 1.03% (WAC) due 03/15/52◊,7	12,090,524	505,913
SG Commercial Mortgage Securities Trust
2016-C5, 1.88% (WAC) due 10/10/48◊,7	8,018,253	334,325
UBS Commercial Mortgage Trust
2017-C2, 1.07% (WAC) due 08/15/50◊,7	8,041,988	294,422
Morgan Stanley Capital I Trust
2016-UB11, 1.44% (WAC) due 08/15/49◊,7	5,856,760	223,885
JPMDB Commercial Mortgage Securities Trust
2016-C2, 1.49% (WAC) due 06/15/49◊,7	6,298,923	215,789
Wells Fargo Commercial Mortgage Trust
2016-NXS5, 1.42% (WAC) due 01/15/59◊,7	3,468,473	105,895
2016-C37, 0.81% (WAC) due 12/15/49◊,7	2,680,846	57,111
CFCRE Commercial Mortgage Trust
2016-C3, 0.98% (WAC) due 01/10/48◊,7	5,338,390	119,218
Total Commercial Mortgage-Backed Securities		41,195,232

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 47

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
CORE BOND FUND

	Face Amount~		Value
Residential Mortgage-Backed Securities - 2.6%
Mill City Mortgage Loan Trust
2021-NMR1, 2.50% (WAC) due 11/25/60◊,3		4,800,000	$3,960,751
GCAT Trust
2022-NQM3, 4.35% (WAC) due 04/25/67◊,3		3,284,823	3,036,735
Nationstar Home Equity Loan Trust
2007-C, 5.02% (1 Month USD LIBOR + 0.18%, Rate Floor: 0.18%) due 06/25/37◊		2,949,548	2,855,563
CFMT LLC
2022-HB9, 3.25% (WAC) due 09/25/37◊		2,927,191	2,707,044
COLT Mortgage Loan Trust
2021-2, 2.38% (WAC) due 08/25/66◊,3		4,000,000	2,387,333
PRPM LLC
2021-RPL2, 2.93% (WAC) due 10/25/51◊,3		2,472,000	1,987,039
BRAVO Residential Funding Trust
2023-NQM2, 4.50% due 05/25/62[3,11]		1,993,938	1,859,136
Imperial Fund Mortgage Trust
2022-NQM2, 4.02% (WAC) due 03/25/67◊,3		925,038	837,438
2022-NQM2, 4.20% (WAC) due 03/25/67◊,3		925,038	825,798
Starwood Mortgage Residential Trust
2020-1, 2.56% (WAC) due 02/25/50◊,3		830,167	788,907
2020-1, 2.41% (WAC) due 02/25/50◊,3		830,167	787,781
OBX Trust
2022-NQM8, 6.10% due 09/25/62[3,11]		946,536	936,135
2022-NQM9, 6.45% due 09/25/62[3,11]		629,826	630,937
Angel Oak Mortgage Trust
2023-1, 4.75% due 09/26/67[3,11]		1,579,193	1,473,786
SPS Servicer Advance Receivables Trust
2020-T2, 1.83% due 11/15/55[3]		1,250,000	1,153,693
CSMC Trust
2018-RPL9, 3.85% (WAC) due 09/25/57◊,3		850,111	817,992
2020-NQM1, 1.72% due 05/25/65[3,11]		238,764	213,896
BRAVO Residential Funding Trust
2021-HE1, 6.06% (30 Day Average SOFR + 1.50%, Rate Floor: 0.00%) due 01/25/70◊,3		1,000,000	965,371
American Home Mortgage Investment Trust
2007-1, 2.08% due 05/25/47[7]		6,257,866	840,073
Securitized Asset-Backed Receivables LLC Trust
2006-HE2, 5.15% (1 Month USD LIBOR + 0.30%, Rate Floor: 0.30%) due 07/25/36◊		1,430,082	577,946
Verus Securitization Trust
2019-4, 2.85% due 11/25/59[3,11]		589,938	560,937
MFRA Trust
2021-INV1, 2.29% (WAC) due 01/25/56◊,3		700,000	502,339
New Residential Mortgage Loan Trust
2019-6A, 3.50% (WAC) due 09/25/59◊,3		484,077	444,642
Angel Oak Mortgage Trust
2020-1, 2.77% (WAC) due 12/25/59◊,3		360,154	334,529
RALI Series Trust
2006-QO2, 5.29% (1 Month USD LIBOR + 0.44%, Rate Floor: 0.44%) due 02/25/46◊		1,487,218	292,873
MASTR Adjustable Rate Mortgages Trust
2003-5, 2.56% (WAC) due 11/25/33◊		245,480	198,055
GS Mortgage-Backed Securities Trust
2020-NQM1, 1.79% (WAC) due 09/27/60◊,3		218,073	196,408
Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust
2006-AR9, 3.98% (1 Year CMT Rate + 0.84%, Rate Floor: 0.84%) due 11/25/46◊		244,598	195,203
Residential Mortgage Loan Trust
2020-1, 2.68% (WAC) due 01/26/60◊,3		166,305	158,040
UCFC Manufactured Housing Contract
1997-2, 7.38% due 10/15/28		33,957	33,526
Total Residential Mortgage-Backed Securities			32,559,906

Military Housing - 1.1%
Freddie Mac Military Housing Bonds Resecuritization Trust Certificates
2015-R1, 4.66% (WAC) due 11/25/55◊,†††,3		6,901,775	6,197,429
2015-R1, 4.44% (WAC) due 11/25/52◊,†††,3		2,801,934	2,506,934
Capmark Military Housing Trust
2006-RILY, 6.15% due 07/10/51†††,3		2,252,821	2,177,719
2007-ROBS, 6.06% due 10/10/52†††,3		453,924	437,946
2007-AETC, 5.75% due 02/10/52†††,3		267,240	259,031
GMAC Commercial Mortgage Asset Corp.
2007-HCKM, 6.11% due 08/10/52†††,3		1,427,250	1,447,903
Freddie Mac Military Housing Bonds Resecuritization Trust Certificates
2015-R1, 0.70% (WAC) due 11/25/55◊,3,7		10,101,273	652,368
Total Military Housing			13,679,330

Total Collateralized Mortgage Obligations
(Cost $247,864,990)			211,730,469

SENIOR FLOATING RATE INTERESTS††,◊ - 1.6%
Industrial - 0.8%
Mileage Plus Holdings LLC
10.21% (3 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 06/21/27		7,182,500	7,443,800
SkyMiles IP Ltd.
8.56% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 10/20/27		1,615,000	1,671,331
Air Canada
8.37% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.25%) due 08/11/28		447,013	445,198
Total Industrial			9,560,329

Technology - 0.4%
Datix Bidco Ltd.
6.69% (6 Month GBP SONIA + 4.50%, Rate Floor: 4.50%) due 04/28/25†††	GBP	2,900,000	3,500,092

48 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
CORE BOND FUND

	Face Amount~		Value
RLDatix
8.95% (6 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 04/28/25†††		1,252,544	$1,225,364
Total Technology			4,725,456

Consumer, Cyclical - 0.3%
Amaya Holdings BV
5.52% (3 Month EURIBOR + 2.50%, Rate Floor: 2.50%) due 07/21/26	EUR	4,000,000	4,283,216
Consumer, Non-cyclical - 0.1%
Southern Veterinary Partners LLC
8.84% (1 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 10/05/27		1,062,649	1,021,918
HAH Group Holding Co. LLC
9.91% (1 Month Term SOFR + 5.00%, Rate Floor: 5.00%) due 10/29/27		262,652	254,773
Total Consumer, Non-cyclical			1,276,691

Energy - 0.0%
Venture Global Calcasieu Pass LLC
7.47% (1 Month USD LIBOR + 2.63%, Rate Floor: 2.63%) due 08/19/26†††		471,806	467,678

Utilities - 0.0%
Hamilton Projects Acquiror LLC
9.66% (3 Month USD LIBOR + 4.50%, Rate Floor: 5.25%) due 06/17/27		286,007	283,095

Communications - 0.0%
Radiate Holdco LLC
8.09% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.00%) due 09/25/26		162,328	132,239
Total Senior Floating Rate Interests
(Cost $21,620,566)			20,728,704

FEDERAL AGENCY BONDS†† - 1.5%
Tennessee Valley Authority Principal Strips
due 06/15/38[9,10]		9,400,000	4,678,277
due 01/15/48[9,10]		9,700,000	3,049,680
due 01/15/38[9]		4,000,000	2,029,204
due 06/15/35[9,10]		1,583,000	932,984
due 12/15/42[9,10]		1,600,000	639,013
Federal Farm Credit Bank
3.51% due 06/11/40		3,300,000	2,904,310
2.70% due 01/30/45		1,053,000	777,591
Tennessee Valley Authority
4.25% due 09/15/65		2,450,000	2,276,072
5.38% due 04/01/56		600,000	670,418
U.S. International Development Finance Corp.
due 01/17/26[9]		800,000	807,381
Total Federal Agency Bonds
(Cost $25,627,242)			18,764,930

MUNICIPAL BONDS†† - 1.1%
Texas - 0.3%
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds
3.29% due 09/01/40		2,100,000	1,656,868
2.78% due 09/01/34		700,000	566,485
2.69% due 09/01/33		500,000	408,345
2.57% due 09/01/32		475,000	391,792
2.41% due 09/01/31		450,000	374,203
Grand Parkway Transportation Corp. Revenue Bonds
3.31% due 10/01/49		1,500,000	1,097,095
Dallas/Fort Worth International Airport Revenue Bonds
2.92% due 11/01/50		1,000,000	727,090
Total Texas			5,221,878

New York - 0.3%
Westchester County Local Development Corp. Revenue Bonds
3.85% due 11/01/50		2,700,000	1,973,966
Port Authority of New York & New Jersey Revenue Bonds
3.14% due 02/15/51		1,370,000	1,057,214
Total New York			3,031,180

California - 0.2%
California Statewide Communities Development Authority Revenue Bonds
7.14% due 08/15/47		1,200,000	1,307,216
2.68% due 02/01/39		1,200,000	861,097
Total California			2,168,313

Idaho - 0.1%
Boise State University Revenue Bonds
3.06% due 04/01/40		1,150,000	889,573

Mississippi - 0.1%
Medical Center Educational Building Corp. Revenue Bonds
2.92% due 06/01/41		1,000,000	761,551

Alabama - 0.1%
Auburn University Revenue Bonds
2.68% due 06/01/50		1,000,000	670,936

Ohio - 0.0%
County of Franklin Ohio Revenue Bonds
2.88% due 11/01/50		1,000,000	637,811

Illinois - 0.0%
State of Illinois General Obligation Unlimited
5.65% due 12/01/38		444,444	456,999
Total Municipal Bonds
(Cost $17,875,702)			13,838,241

FOREIGN GOVERNMENT DEBT†† - 0.3%
Panama Government International Bond
4.50% due 01/19/63		2,600,000	1,870,973
4.50% due 04/16/50		1,450,000	1,101,840
Bermuda Government International Bond
3.38% due 08/20/50[3]		500,000	355,520
Total Foreign Government Debt
(Cost $4,705,680)			3,328,333

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 49

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
CORE BOND FUND

	Face Amount~		Value
SENIOR FIXED RATE INTERESTS††† - 0.2%
Industrial - 0.2%
CTL Logistics
2.65% due 10/10/42		3,618,171	$2,830,313
Total Senior Fixed Rate Interests
(Cost $3,618,171)			2,830,313

	Notional Value
OTC OPTIONS PURCHASED†† - 0.0%
Call Options on:
Interest Rate Options
Morgan Stanley Capital Services LLC 10Y-2Y SOFR CMS CAP Expiring June 2024 with strike price of $0.10	USD	34,200,000	116,856
Barclays Bank plc 10Y-2Y SOFR CMS CAP Expiring June 2024 with strike price of $0.10	USD	33,900,000	115,831
Barclays Bank plc 10Y-2Y SOFR CMS CAP Expiring December 2023 with strike price of $0.20	USD	34,250,000	101,090
Morgan Stanley Capital Services LLC 10Y-2Y SOFR CMS CAP Expiring December 2023 with strike price of $0.10	USD	34,200,000	100,942
Bank of America, N.A. 10Y-2Y SOFR CMS CAP Expiring June 2024 with strike price of $0.10	USD	17,150,000	58,599
Bank of America, N.A. 10Y-2Y SOFR CMS CAP Expiring December 2023 with strike price of $0.20	USD	16,800,000	49,586
Goldman Sachs International 10Y-2Y SOFR CMS CAP Expiring June 2024 with strike price of $0.10	USD	13,950,000	47,665
Goldman Sachs International 10Y-2Y SOFR CMS CAP Expiring December 2023 with strike price of $0.20	USD	13,950,000	41,174
Total OTC Options Purchased
(Cost $846,473)			631,743

Total Investments - 104.9%
(Cost $1,488,878,620)			1,331,297,975

	Contracts
OTC INTEREST RATE SWAPTIONS WRITTEN††,13 - 0.0%
Put Swaptions on:
Interest Rate Swaptions
Morgan Stanley Capital Services LLC 5-Year Interest Rate Swap Expiring June 2023 with exercise rate of 3.60%		22,480,000	(167,476)
Total OTC Interest Rate Swaptions Written

(Premiums received $167,476)			(167,476)
Other Assets & Liabilities, net - (4.9)%			(61,669,874)
Total Net Assets - 100.0%			$1,269,460,625

50 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
CORE BOND FUND

Centrally Cleared Credit Default Swap Agreements Protection Purchased††
Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount~		Value	Upfront Premiums Paid (Received)	Unrealized Depreciation**
BofA Securities, Inc.	ICE	ITRAXX.EUR.38.V1	1.00%	Quarterly	12/20/27	EUR	14,500,000	$(146,609)	$(126,664)	$(19,945)
BofA Securities, Inc.	ICE	CDX.NA.HY.40.V1	5.00%	Quarterly	06/20/28		12,700,000	(193,040)	58,741	(251,781)
								$(339,649)	$(67,923)	$(271,726)

Centrally Cleared Interest Rate Swap Agreements††
Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid	Unrealized Depreciation**
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	3.40%	Annually	04/04/28	$45,000,000	$—	$502	$(502)
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	2.78%	Annually	07/18/27	77,800,000	(2,095,137)	463	(2,095,600)
								$(2,095,137)	$965	$(2,096,102)

Forward Foreign Currency Exchange Contracts††
Counterparty	Currency	Type	Quantity	Contract Amount	Settlement Date	Unrealized Depreciation
Citibank, N.A.	EUR	Sell	105,000	114,400 USD	06/30/23	$(94)
Citibank, N.A.	EUR	Sell	296,000	321,134 USD	04/17/23	(248)
Barclays Bank plc	GBP	Sell	2,926,000	3,565,975 USD	04/17/23	(44,823)
Barclays Bank plc	EUR	Sell	9,220,000	9,917,262 USD	04/17/23	(93,327)
						$(138,492)

OTC Interest Rate Swaptions Written
Counterparty/ Description	Floating Rate Type	Floating Rate Index	Payment Frequency	Fixed Rate	Expiration Date	Exercise Rate	Swaption Notional Amount	Swaption Value
Put
Morgan Stanley Capital Services LLC 5-Year Interest Rate Swap	Pay	SOFR	Annual	3.60%	06/30/23	3.60%	$22,480,000	$(167,476)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 51

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
CORE BOND FUND

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 4.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
◊

Variable rate security. Rate indicated is the rate effective at March 31, 2023. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

[1]	Special Purpose Acquisition Company (SPAC).
[2]	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
[3]

Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $537,593,093 (cost $599,661,110), or 42.3% of total net assets.

[4]	Rate indicated is the 7-day yield as of March 31, 2023.
[5]	Perpetual maturity.
[6]

Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $758,989 (cost $901,731), or 0.1% of total net assets — See Note 10.

[7]	Security is an interest-only strip.
[8]	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
[9]	Zero coupon rate security.
[10]	Security is a principal-only strip.
[11]

Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at March 31, 2023. See table below for additional step information for each security.

[12]	All or a portion of this security is pledged as interest rate swap collateral at March 31, 2023.
[13]	Swaptions — See additional disclosure in the swaptions table above for more information on swaptions.
[14]	Security is unsettled at period end and does not have a stated effective rate.
BofA — Bank of America
CDX.NA.HY.40.V1 — Credit Default Swap North American High Yield Series 40 Index Version V1
CME — Chicago Mercantile Exchange
CMS — Constant Maturity Swap
CMT — Constant Maturity Treasury
EUR — Euro
EURIBOR — European Interbank Offered Rate
GBP — British Pound
ICE — Intercontinental Exchange
ITRAXX.EUR.38.V1 — iTraxx Europe Series 38 Index Version V1
LIBOR — London Interbank Offered Rate
plc — Public Limited Company
REIT — Real Estate Investment Trust
SARL — Société à Responsabilité Limitée
SOFR — Secured Overnight Financing Rate
SONIA — Sterling Overnight Index Average
WAC — Weighted Average Coupon

See Sector Classification in Other Information section.

52 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
CORE BOND FUND

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2023 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$2,168,554	$—	$63		$2,168,617
Preferred Stocks	—	32,654,629	—	*	32,654,629
Warrants	8,364	—	7		8,371
Money Market Fund	58,703,283	—	—		58,703,283
Corporate Bonds	—	362,038,707	18,468,041		380,506,748
Asset-Backed Securities	—	313,057,919	28,135,675		341,193,594
U.S. Government Securities	—	244,210,000	—		244,210,000
Collateralized Mortgage Obligations	—	198,703,507	13,026,962		211,730,469
Senior Floating Rate Interests	—	15,535,570	5,193,134		20,728,704
Federal Agency Bonds	—	18,764,930	—		18,764,930
Municipal Bonds	—	13,838,241	—		13,838,241
Foreign Government Debt	—	3,328,333	—		3,328,333
Senior Fixed Rate Interests	—	—	2,830,313		2,830,313
Options Purchased	—	631,743	—		631,743
Total Assets	$60,880,201	$1,202,763,579	$67,654,195		$1,331,297,975

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Interest Rate Swaptions Written	$—	$167,476	$—	$167,476
Credit Default Swap Agreements**	—	271,726	—	271,726
Interest Rate Swap Agreements**	—	2,096,102	—	2,096,102
Forward Foreign Currency Exchange Contracts**	—	138,492	—	138,492
Total Liabilities	$—	$2,673,796	$—	$2,673,796

*	Security has a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 53

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
CORE BOND FUND

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at March 31, 2023	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average*
Assets:
Asset-Backed Securities	$15,805,793	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Asset-Backed Securities	8,261,743	Yield Analysis	Yield	6.1%-6.3%	6.3%
Asset-Backed Securities	3,060,691	Third Party Pricing	Broker Quote	—	—
Asset-Backed Securities	1,007,448	Third Party Pricing	Vendor Price	—	—
Collateralized Mortgage Obligations	8,704,363	Yield Analysis	Yield	6.1%-6.5%	6.3%
Collateralized Mortgage Obligations	4,322,599	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Common Stocks	63	Model Price	Liquidation Value	—	—
Corporate Bonds	9,891,315	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Corporate Bonds	5,546,502	Third Party Pricing	Vendor Price	—	—
Corporate Bonds	3,030,224	Yield Analysis	Yield	5.8%	—
Senior Fixed Rate Interests	2,830,313	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Senior Floating Rate Interests	4,725,456	Yield Analysis	Yield	10.6%	—
Senior Floating Rate Interests	467,678	Third Party Pricing	Broker Quote	—	—
Warrants	7	Model Price	Liquidation Value	—	—
Total Assets	$67,654,195

*	Inputs are weighted by the fair value of the instruments.

Significant changes in a quote, yield, market comparable yields or liquidation value would generally result in significant changes in the fair value of the security. Any remaining Level 3 securities held by the Fund and excluded from the table above, were not considered material to the Fund.

The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended March 31, 2023, the Fund had securities with a total value of $14,250,865 transfer into Level 3 from Level 2 due to a lack of observable inputs and had securities with a total value of $3,312,383 transfer out of Level 3 into Level 2 due to the availability of current and reliable market-based data provided by a third-party pricing service which utilizes significant observable inputs.

54 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	March 31, 2023
CORE BOND FUND

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended March 31, 2023:

	Assets								Liabilities
	Asset- Backed Securities	Collateralized Mortgage Obligations	Corporate Bonds	Senior Floating Rate Interests	Warrants	Common Stocks	Senior Fixed Rate Interests	Total Assets	Unfunded Loan Commitments
Beginning Balance	$24,147,212	$4,110,384	$24,819,063	$5,218,034	$7	$62	$2,788,277	$61,083,039	$(84,249)
Purchases/(Receipts)	9,578,023	—	—	—	—	—	—	9,578,023	—
(Sales, maturities and paydowns)/Fundings	(5,825,816)	(26,762)	(9,454,061)	(369,991)	—	—	(21,299)	(15,697,929)	110
Amortization of premiums/discounts	29,571	(7,310)	1,927	46,302	—	—	—	70,490	—
Total realized gains (losses) included in earnings	(36,737)	—	(1,525,822)	—	—	—	—	(1,562,559)	—
Total change in unrealized appreciation (depreciation) included in earnings	243,493	246,287	2,392,744	298,789	—	1	63,335	3,244,649	84,139
Transfers into Level 3	—	8,704,363	5,546,502	—	—	—	—	14,250,865	—
Transfers out of Level 3	(71)	—	(3,312,312)	—	—	—	—	(3,312,383)	—
Ending Balance	$28,135,675	$13,026,962	$18,468,041	$5,193,134	$7	$63	$2,830,313	$67,654,195	$—
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at March 31, 2023	$243,716	$246,287	$566,683	$290,680	$—	$1	$63,335	$1,410,702	$—

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date
Angel Oak Mortgage Trust 2023-1, 4.75% due 09/26/67	5.75%	01/01/27
BRAVO Residential Funding Trust 2023-NQM2, 4.50% due 05/25/62	5.50%	02/01/27
CSMC Trust 2020-NQM1, 1.72% due 05/25/65	2.72%	09/26/24
OBX Trust 2022-NQM8, 6.10% due 09/25/62	7.10%	10/01/26
OBX Trust 2022-NQM9, 6.45% due 09/25/62	7.45%	11/01/26
Verus Securitization Trust 2019-4, 2.85% due 11/25/59	3.85%	10/26/23

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 55

CORE BOND FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2023

Assets:
Investments, at value (cost $1,488,878,620)	$1,331,297,975
Foreign currency, at value (cost 93,303)	93,303
Cash	160,707
Segregated cash with broker	438,264
Unamortized upfront premiums paid on credit default swap agreements	58,741
Unamortized upfront premiums paid on interest rate swap agreements	965
Prepaid expenses	127,908
Receivables:
Securities sold	75,786,254
Interest	10,937,415
Fund shares sold	2,588,525
Dividends	12,469
Foreign tax reclaims	6,717
Total assets	1,421,509,243

Liabilities:
Options written, at value (premiums received $167,476)	167,476
Segregated cash due to broker	399,761
Unamortized upfront premiums received on credit default swap agreements	126,664
Unrealized depreciation on forward foreign currency exchange contracts	138,492
Payable for:
Securities purchased	146,528,621
Fund shares redeemed	3,267,237
Management fees	303,594
Transfer agent/maintenance fees	256,153
Variation margin on interest rate swap agreements	252,013
Variation margin on credit default swap agreements	95,611
Distribution and service fees	50,402
Protection fees on credit default swap agreements	26,411
Fund accounting/administration fees	14,974
Due to Investment Adviser	6,371
Trustees’ fees*	3,357
Distributions to shareholders	1,682
Miscellaneous	409,799
Total liabilities	152,048,618
Net assets	$1,269,460,625

Net assets consist of:
Paid in capital	$1,515,350,169
Total distributable earnings (loss)	(245,889,544)
Net assets	$1,269,460,625

A-Class:
Net assets	$116,641,739
Capital shares outstanding	7,089,621
Net asset value per share	$16.45
Maximum offering price per share (Net asset value divided by 96.00%)	$17.14

C-Class:
Net assets	$21,087,376
Capital shares outstanding	1,287,349
Net asset value per share	$16.38

P-Class:
Net assets	$40,436,625
Capital shares outstanding	2,455,705
Net asset value per share	$16.47

Institutional Class:
Net assets	$1,091,294,885
Capital shares outstanding	66,420,726
Net asset value per share	$16.43

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

56 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CORE BOND FUND

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended March 31, 2023

Investment Income:
Dividends	$772,310
Interest (net of foreign withholding tax of $53,500)	28,523,009
Total investment income	29,295,319

Expenses:
Management fees	2,372,887
Distribution and service fees:
A-Class	142,317
C-Class	101,484
P-Class	55,153
Transfer agent/maintenance fees:
A-Class	82,322
C-Class	12,338
P-Class	55,700
Institutional Class	594,180
Fund accounting/administration fees	257,106
Interest expense	151,396
Professional fees	79,594
Line of credit fees	42,663
Custodian fees	36,715
Trustees’ fees*	14,833
Miscellaneous	81,926
Recoupment of previously waived fees:
A-Class	3,687
C-Class	42
P-Class	127
Institutional Class	3,329
Total expenses	4,087,799
Less:
Expenses reimbursed by Adviser:
A-Class	(70,993)
C-Class	(4,685)
P-Class	(38,523)
Institutional Class	(403,707)
Expenses waived by Adviser	(194,351)
Earnings credits applied	(18,212)
Total waived/reimbursed expenses	(730,471)
Net expenses	3,357,328
Net investment income	25,937,991

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(47,616,809)
Swap agreements	(1,687,465)
Futures contracts	441,718
Options purchased	(2,415,428)
Options written	1,075,035
Forward foreign currency exchange contracts	(630,928)
Foreign currency transactions	(72,583)
Net realized loss	(50,906,460)
Net change in unrealized appreciation (depreciation) on:
Investments	85,668,045
Swap agreements	3,344,112
Options purchased	(3,552,421)
Options written	1,084,502
Forward foreign currency exchange contracts	(347,758)
Foreign currency translations	8,850
Net change in unrealized appreciation (depreciation)	86,205,330
Net realized and unrealized gain	35,298,870
Net increase in net assets resulting from operations	$61,236,861

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 57

CORE BOND FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022
Increase (Decrease) in Net Assets from Operations:
Net investment income	$25,937,991	$41,195,372
Net realized loss on investments	(50,906,460)	(32,706,882)
Net change in unrealized appreciation (depreciation) on investments	86,205,330	(281,501,636)
Net increase (decrease) in net assets resulting from operations	61,236,861	(273,013,146)

Distributions to shareholders:
A-Class	(2,273,471)	(5,310,242)
C-Class	(325,716)	(886,223)
P-Class	(870,207)	(3,202,815)
Institutional Class	(22,033,917)	(53,683,559)
Total distributions to shareholders	(25,503,311)	(63,082,839)

Capital share transactions:
Proceeds from sale of shares
A-Class	14,225,357	25,104,560
C-Class	3,859,336	3,987,535
P-Class	2,133,794	23,865,120
Institutional Class	344,082,686	846,789,895
Distributions reinvested
A-Class	2,048,672	4,975,780
C-Class	284,634	789,061
P-Class	868,561	3,202,815
Institutional Class	20,870,443	50,481,098
Cost of shares redeemed
A-Class	(15,402,200)	(39,064,313)
C-Class	(4,649,794)	(11,198,757)
P-Class	(17,089,062)	(45,775,520)
Institutional Class	(386,567,773)	(914,366,168)
Net decrease from capital share transactions	(35,335,346)	(51,208,894)
Net increase (decrease) in net assets	398,204	(387,304,879)

Net assets:
Beginning of period	1,269,062,421	1,656,367,300
End of period	1,269,460,625	1,269,062,421

Capital share activity:
Shares sold
A-Class	883,278	1,393,708
C-Class	238,923	219,121
P-Class	131,974	1,227,313
Institutional Class	21,269,541	47,258,448
Shares issued from reinvestment of distributions
A-Class	126,856	268,662
C-Class	17,705	42,495
P-Class	53,806	172,067
Institutional Class	1,294,116	2,738,168
Shares redeemed
A-Class	(949,351)	(2,163,532)
C-Class	(290,095)	(613,680)
P-Class	(1,063,530)	(2,510,695)
Institutional Class	(24,137,187)	(51,037,587)
Net decrease in shares	(2,423,964)	(3,005,512)

58 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CORE BOND FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Six Months Ended March 31, 2023[a]	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018
Per Share Data
Net asset value, beginning of period	$15.95	$20.06	$20.53	$18.94	$18.33	$18.55
Income (loss) from investment operations:
Net investment income (loss)[b]	.33	.46	.44	.37	.41	.49
Net gain (loss) on investments (realized and unrealized)	.49	(3.84)	(.01)	1.63	.63	(.22)
Total from investment operations	.82	(3.38)	.43	2.00	1.04	.27
Less distributions from:
Net investment income	(.32)	(.47)	(.47)	(.41)	(.43)	(.49)
Net realized gains	—	(.26)	(.43)	—	—	—
Total distributions	(.32)	(.73)	(.90)	(.41)	(.43)	(.49)
Net asset value, end of period	$16.45	$15.95	$20.06	$20.53	$18.94	$18.33

Total Return[c]	5.21%	(17.30%)	2.09%	10.68%	5.72%	1.46%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$116,642	$112,084	$151,026	$218,856	$149,442	$119,066
Ratios to average net assets:
Net investment income (loss)	4.07%	2.53%	2.20%	1.87%	2.23%	2.64%
Total expenses[d]	0.90%	0.82%	0.85%	0.85%	0.89%	0.93%
Net expenses[e,f,g]	0.74%	0.78%	0.79%	0.79%	0.80%	0.83%
Portfolio turnover rate	46%	49%	103%	126%	77%	53%

C-Class	Six Months Ended March 31, 2023[a]	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018
Per Share Data
Net asset value, beginning of period	$15.88	$19.97	$20.45	$18.86	$18.25	$18.47
Income (loss) from investment operations:
Net investment income (loss)[b]	.26	.33	.29	.22	.28	.35
Net gain (loss) on investments (realized and unrealized)	.50	(3.83)	(.03)	1.64	.62	(.22)
Total from investment operations	.76	(3.50)	.26	1.86	.90	.13
Less distributions from:
Net investment income	(.26)	(.33)	(.31)	(.27)	(.29)	(.35)
Net realized gains	—	(.26)	(.43)	—	—	—
Total distributions	(.26)	(.59)	(.74)	(.27)	(.29)	(.35)
Net asset value, end of period	$16.38	$15.88	$19.97	$20.45	$18.86	$18.25

Total Return[c]	4.81%	(17.90%)	1.34%	9.86%	4.96%	0.71%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$21,087	$20,970	$33,407	$33,163	$22,531	$18,799
Ratios to average net assets:
Net investment income (loss)	3.29%	1.78%	1.46%	1.13%	1.50%	1.92%
Total expenses[d]	1.62%	1.61%	1.61%	1.62%	1.67%	1.75%
Net expenses[e,f,g]	1.54%	1.53%	1.54%	1.54%	1.55%	1.57%
Portfolio turnover rate	46%	49%	103%	126%	77%	53%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 59

CORE BOND FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

P-Class	Six Months Ended March 31, 2023[a]	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018
Per Share Data
Net asset value, beginning of period	$15.96	$20.07	$20.55	$18.96	$18.34	$18.56
Income (loss) from investment operations:
Net investment income (loss)[b]	.32	.46	.44	.36	.41	.48
Net gain (loss) on investments (realized and unrealized)	.51	(3.84)	(.02)	1.64	.63	(.21)
Total from investment operations	.83	(3.38)	.42	2.00	1.04	.27
Less distributions from:
Net investment income	(.32)	(.47)	(.47)	(.41)	(.42)	(.49)
Net realized gains	—	(.26)	(.43)	—	—	—
Total distributions	(.32)	(.73)	(.90)	(.41)	(.42)	(.49)
Net asset value, end of period	$16.47	$15.96	$20.07	$20.55	$18.96	$18.34

Total Return	5.25%	(17.30%)	2.04%	10.67%	5.77%	1.45%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$40,437	$53,203	$89,223	$60,534	$50,258	$48,263
Ratios to average net assets:
Net investment income (loss)	4.01%	2.49%	2.17%	1.86%	2.24%	2.61%
Total expenses[d]	1.00%	0.94%	0.90%	0.91%	0.93%	0.94%
Net expenses[e,f,g]	0.80%	0.78%	0.79%	0.79%	0.80%	0.80%
Portfolio turnover rate	46%	49%	103%	126%	77%	53%

60 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CORE BOND FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Institutional Class	Six Months Ended March 31, 2023[a]	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018
Per Share Data
Net asset value, beginning of period	$15.92	$20.03	$20.51	$18.91	$18.30	$18.52
Income (loss) from investment operations:
Net investment income (loss)[b]	.35	.52	.50	.42	.47	.54
Net gain (loss) on investments (realized and unrealized)	.50	(3.85)	(.03)	1.65	.62	(.22)
Total from investment operations	.85	(3.33)	.47	2.07	1.09	.32
Less distributions from:
Net investment income	(.34)	(.52)	(.52)	(.47)	(.48)	(.54)
Net realized gains	—	(.26)	(.43)	—	—	—
Total distributions	(.34)	(.78)	(.95)	(.47)	(.48)	(.54)
Net asset value, end of period	$16.43	$15.92	$20.03	$20.51	$18.91	$18.30

Total Return	5.41%	(17.09%)	2.34%	11.07%	6.03%	1.75%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,091,295	$1,082,805	$1,382,711	$1,139,109	$613,571	$380,974
Ratios to average net assets:
Net investment income (loss)	4.31%	2.84%	2.49%	2.17%	2.52%	2.92%
Total expenses[d]	0.61%	0.60%	0.60%	0.58%	0.62%	0.60%
Net expenses[e,f,g]	0.50%	0.49%	0.50%	0.50%	0.51%	0.52%
Portfolio turnover rate	46%	49%	103%	126%	77%	53%

[a]	Unaudited figures for the period ended March 31, 2023. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]	The portion of the ratios of net expenses to average net assets attributable to recoupments of prior fee reductions or expense reimbursements for the years presented was as follows:

	3/31/2023[a]	09/30/22	09/30/21	09/30/20	09/30/19	09/30/18
A-Class	0.01%	0.01%	0.01%	0.00%*	—	0.00%*
C-Class	0.00%*	0.00%*	—	0.00%*	—	0.00%*
P-Class	0.00%*	—	—	0.00%*	0.00%*	0.00%*
Institutional Class	0.00%*	—	—	0.00%*	—	0.00%*

*	Less than 0.01%.

[g]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

	3/31/2023[a]	09/30/22	09/30/21	09/30/20	09/30/19	09/30/18
A-Class	0.71%	0.77%	0.78%	0.78%	0.79%	0.82%
C-Class	1.51%	1.52%	1.53%	1.53%	1.54%	1.57%
P-Class	0.76%	0.77%	0.78%	0.78%	0.79%	0.80%
Institutional Class	0.47%	0.48%	0.49%	0.49%	0.50%	0.52%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 61

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 31, 2023

MUNICIPAL INCOME FUND

OBJECTIVE: Seeks to provide current income with an emphasis on income exempt from federal income tax, while also considering capital appreciation.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Portfolio Composition by Quality Rating[1]
Rating	% of Total Investments
Fixed Income Instruments
AAA	33.9%
AA	38.9%
A	11.5%
BBB	1.9%
BB	0.7%
NR2	1.5%
Other Instruments	11.6%
Total Investments	100.0%

Inception Dates:
A-Class	April 28, 2004
C-Class	January 13, 2012
P-Class	May 1, 2015
Institutional Class	January 13, 2012

Ten Largest Holdings	(% of Total Net Assets)
El Camino Healthcare District General Obligation Unlimited	3.8%
Freddie Mac Multifamily ML Certificates Revenue Bonds, 2.49%	3.5%
Denton County Housing Finance Corp. Revenue Bonds, 2.15%	2.9%
Freddie Mac Multifamily, 1.90%	2.9%
Stockton Unified School District General Obligation Unlimited	2.7%
Ysleta Independent School District General Obligation Unlimited, 4.00%	2.5%
Dayton-Montgomery County Port Authority Revenue Bonds, 1.83%	2.3%
Freddie Mac Multifamily Variable Rate Certificate Revenue Bonds, 3.15%	2.1%
Los Angeles Department of Water & Power Revenue Bonds, 5.00%	2.0%
New York City Municipal Water Finance Authority Revenue Bonds, 5.00%	2.0%
Top Ten Total	26.7%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

[1]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled “NR” have been rated by Moody’s, Standard & Poor’s (“S&P”), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization (“NRSRO”). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating. Security ratings are determined at the time of purchase and may change thereafter.

[2]	NR (not rated) securities do not necessarily indicate low credit quality.

62 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(concluded)	March 31, 2023

Average Annual Returns*

Periods Ended March 31, 2023

	6 Month†	1 Year	5 Year	10 Year
A-Class Shares~	7.34%	(2.26%)	0.71%	1.59%
A-Class Shares with sales charge‡	3.05%	(6.19%)	(0.10%)	1.09%
C-Class Shares	6.85%	(2.99%)	(0.04%)	0.83%
C-Class Shares with CDSC§	5.85%	(3.93%)	(0.04%)	0.83%
Institutional Class Shares	7.48%	(2.01%)	0.97%	1.85%
Bloomberg Municipal Bond Index	7.00%	0.26%	2.03%	2.38%

	6 Month†	1 Year	5 Year	Since Inception (05/01/15)
P-Class Shares	7.25%	(2.26%)	0.70%	1.16%
Bloomberg Municipal Bond Index	7.00%	0.26%	2.03%	2.22%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Bloomberg Municipal Bond Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†	6 month returns are not annualized.
‡

Effective October 1, 2015, the maximum sales charge decreased from 4.75% to 4.00%. A 4.75% maximum sales charge is used in the calculation of the Average Annual Returns based on subscriptions made prior to October 1, 2015, and a 4.00% maximum sales charge is used to calculate performance for periods based on subscriptions made on or after October 1, 2015.

§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.
~

Effective January 13, 2012, the Fund acquired all of the assets and liabilities of the TS&W/Claymore Tax-Advantage Balanced Fund (“TYW”), a registered closed-end management investment company. The A-Class performance prior to that date reflects performance of TYW.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 63

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023
MUNICIPAL INCOME FUND

	Shares	Value
CLOSED-END FUNDS† - 5.3%
Nuveen California Quality Municipal Income Fund	49,986	$550,346
Invesco Trust for Investment Grade Municipals	40,355	401,129
BlackRock MuniVest Fund, Inc.	53,502	370,234
Invesco Municipal Trust	36,338	360,473
DWS Municipal Income Trust	36,925	328,632
Nuveen AMT-Free Quality Municipal Income Fund	29,451	327,495
BlackRock Municipal Income Fund, Inc.	11,571	135,149
BlackRock MuniHoldings California Quality Fund, Inc.	12,045	133,218
BlackRock Municipal Income Quality Trust	11,602	132,727
BlackRock MuniYield Quality Fund, Inc.	11,046	130,785
Total Closed-End Funds
(Cost $3,596,001)		2,870,188

MONEY MARKET FUND† - 6.2%
Dreyfus AMT-Free Tax Exempt Cash Management Fund — Institutional Shares, 3.99%[1]	3,361,629	3,361,629
Total Money Market Fund
(Cost $3,361,629)		3,361,629

	Face Amount
MUNICIPAL BONDS†† - 84.6%
California - 25.6%
El Camino Healthcare District General Obligation Unlimited
due 08/01/29[2]	$2,500,000	2,066,258
Stockton Unified School District General Obligation Unlimited
due 08/01/33[2]	2,000,000	1,440,012
due 08/01/37[2]	810,000	479,548
due 08/01/42[2]	250,000	113,992
Freddie Mac Multifamily ML Certificates Revenue Bonds
2.49% due 07/25/35	2,146,472	1,871,514
Los Angeles Department of Water & Power Revenue Bonds
5.00% due 07/01/50	1,000,000	1,088,007
San Diego Unified School District General Obligation Unlimited
due 07/01/46[2]	1,360,000	516,291
due 07/01/39[2]	1,000,000	512,832
College of the Sequoias Tulare Area Improvement District No. 3 General Obligation Unlimited
due 08/01/42[3,6]	1,000,000	755,051
Newport Mesa Unified School District General Obligation Unlimited
due 08/01/39[2]	1,300,000	696,949
Sonoma Valley Unified School District General Obligation Unlimited
4.00% due 08/01/44	600,000	606,607
Sierra Joint Community College District School Facilities District No. 1 General Obligation Unlimited
due 08/01/31[2]	705,000	555,811
California Statewide Communities Development Authority Revenue Bonds
5.25% due 08/15/52	500,000	537,556
Compton Unified School District General Obligation Unlimited
due 06/01/40[2]	1,000,000	457,583
Delhi Unified School District General Obligation Unlimited
5.00% due 08/01/44	250,000	265,287
Alameda Corridor Transportation Authority Revenue Bonds
due 10/01/51[2]	500,000	253,355
Upland Unified School District General Obligation Unlimited
due 08/01/38[2]	400,000	221,206
El Monte Union High School District General Obligation Unlimited
due 06/01/43[2]	500,000	212,444
M-S-R Energy Authority Revenue Bonds
6.13% due 11/01/29	175,000	191,307
Rio Hondo Community College District General Obligation Unlimited
due 08/01/29[2]	200,000	166,853
Westside Elementary School District General Obligation Unlimited
5.00% due 08/01/48	155,000	165,873
Freddie Mac Multifamily VRD Certificates Revenue Bonds
2.40% due 10/15/29	150,000	141,008
Coast Community College District General Obligation Unlimited
due 08/01/40[2]	250,000	128,012
City of Los Angeles Department of Airports Revenue Bonds
5.00% due 05/15/44	100,000	107,770
Department of Veterans Affairs Veteran’s Farm & Home Purchase Program Revenue Bonds
3.45% due 12/01/39	110,000	106,908
Buena Park School District General Obligation Unlimited
5.00% due 08/01/47	100,000	106,437
Roseville Joint Union High School District General Obligation Unlimited
due 08/01/30[2]	100,000	81,275
Total California		13,845,746

64 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
MUNICIPAL INCOME FUND

	Face Amount	Value
Texas - 16.5%
Denton County Housing Finance Corp. Revenue Bonds
2.15% due 11/01/38	$2,000,000	$1,573,542
Ysleta Independent School District General Obligation Unlimited
4.00% due 08/15/52	1,400,000	1,332,201
Central Texas Regional Mobility Authority Revenue Bonds
5.00% due 01/01/45	1,250,000	1,324,894
Bexar County Hospital District General Obligation Limited
5.00% due 02/15/47	1,000,000	1,051,600
Cleveland Independent School District General Obligation Unlimited
4.00% due 02/15/52	1,000,000	968,341
North Texas Tollway Authority Revenue Bonds
due 01/01/36[2]	1,000,000	606,747
Southwest Independent School District General Obligation Unlimited
due 02/01/42[2]	500,000	235,081
Harris County-Houston Sports Authority Revenue Bonds
due 11/15/53[2]	1,000,000	221,016
Lindale Independent School District General Obligation Unlimited
5.00% due 02/15/49	200,000	214,852
United Independent School District General Obligation Unlimited
5.00% due 08/15/49	200,000	213,339
Clifton Higher Education Finance Corp. Revenue Bonds
4.00% due 08/15/33	200,000	210,449
Arlington Higher Education Finance Corp. Revenue Bonds
5.00% due 12/01/46	200,000	201,659
Grand Parkway Transportation Corp. Revenue Bonds
5.00% due 10/01/43	175,000	185,026
Texas Municipal Gas Acquisition and Supply Corporation I Revenue Bonds
6.25% due 12/15/26	115,000	121,008
Hutto Independent School District General Obligation Unlimited
5.00% due 08/01/49	100,000	108,134
Mansfield Independent School District General Obligation Unlimited
5.00% due 02/15/44	100,000	106,585
University of North Texas System Revenue Bonds
5.00% due 04/15/44	100,000	106,463
City of Arlington Texas Special Tax Revenue Special Tax
5.00% due 02/15/48	100,000	104,773
San Antonio Education Facilities Corp. Revenue Bonds
5.00% due 06/01/23	10,000	9,937
Tarrant County Health Facilities Development Corp. Revenue Bonds
6.00% due 09/01/24	5,000	5,098
Leander Independent School District General Obligation Unlimited
due 08/15/24[2]	5,000	2,835
Total Texas		8,903,580

New York - 8.6%
New York City Municipal Water Finance Authority Revenue Bonds
5.00% due 06/15/49	1,000,000	1,070,321
3.55% (VRDN) due 06/15/41[4]	480,000	480,000
New York City Housing Development Corp. Revenue Bonds
4.00% (VRDN) due 05/01/61[4]	750,000	750,000
3.95% (VRDN) due 11/01/60[4]	250,000	250,000
State of New York Mortgage Agency Revenue Bonds
3.95% (VRDN) due 04/01/47[4]	750,000	750,000
New York City Industrial Development Agency Revenue Bonds
4.00% due 03/01/32	500,000	525,847
New York State Urban Development Corp. Revenue Bonds
3.81% (VRDN) due 03/15/33[4]	300,000	300,000
New York State Dormitory Authority Revenue Bonds
4.00% due 08/01/43	250,000	248,909
New York Transportation Development Corp. Revenue Bonds
5.00% due 07/01/34	200,000	202,934
New York Power Authority Revenue Bonds
4.00% due 11/15/45	100,000	98,141
Total New York		4,676,152

Ohio - 3.1%
Dayton-Montgomery County Port Authority Revenue Bonds
1.83% due 09/01/38	1,600,000	1,229,061
County of Miami Ohio Revenue Bonds
5.00% due 08/01/33	200,000	217,355
American Municipal Power, Inc. Revenue Bonds
5.00% due 02/15/41	200,000	206,966
Total Ohio		1,653,382

Tennessee - 3.0%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue Bonds
2.25% due 07/01/45	1,500,000	1,051,316

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 65

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
MUNICIPAL INCOME FUND

	Face Amount	Value
City of Shelbyville & Bedford County Health Educational & Housing Facility Board Revenue Bonds
2.21% due 06/01/38	$500,000	$407,185
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue Bonds
2.48% due 12/01/37	200,000	163,836
Total Tennessee		1,622,337

Oregon - 2.8%
Clackamas & Washington Counties School District No. 3 General Obligation Unlimited
due 06/15/48[2]	2,000,000	612,514
due 06/15/50[2]	400,000	110,474
due 06/15/49[2]	350,000	101,802
Salem-Keizer School District No. 24J General Obligation Unlimited
due 06/15/40[2]	1,250,000	605,809
University of Oregon Revenue Bonds
5.00% due 04/01/48	100,000	105,914
Total Oregon		1,536,513

Arizona - 2.8%
Arizona Industrial Development Authority Revenue Bonds
2.12% due 07/01/37	1,151,275	897,465
Maricopa County Industrial Development Authority Revenue Bonds
5.00% due 01/01/41	250,000	263,199
Salt Verde Financial Corp. Revenue Bonds
5.00% due 12/01/32	200,000	213,223
Pinal County Elementary School District No. 4 Casa Grande General Obligation Unlimited
5.00% due 07/01/37	100,000	109,376
Total Arizona		1,483,263

Colorado - 2.5%
E-470 Public Highway Authority Revenue Bonds
5.00% due 09/01/36	650,000	733,123
City & County of Denver Colorado Airport System Revenue Bonds
5.00% due 12/01/28	200,000	217,978
City & County of Denver Colorado Pledged Excise Tax Revenue Bonds
due 08/01/30[2]	200,000	153,218
Colorado Educational & Cultural Facilities Authority Revenue Bonds
5.00% due 03/01/47	110,000	115,621
Colorado School of Mines Revenue Bonds
5.00% due 12/01/47	100,000	105,967
Total Colorado		1,325,907

Virginia - 2.4%
Freddie Mac Multifamily Variable Rate Certificate Revenue Bonds
3.15% due 10/15/36	1,285,000	1,132,419
Loudoun County Economic Development Authority Revenue Bonds
due 07/01/49[2]	500,000	162,055
Total Virginia		1,294,474

North Carolina - 1.9%
Inlivian Revenue Bonds
2.02% due 04/01/42	1,000,000	715,559
North Carolina Central University Revenue Bonds
5.00% due 04/01/44	300,000	322,216
Total North Carolina		1,037,775

District of Columbia - 1.9%
District of Columbia Revenue Bonds
4.00% due 03/01/39	1,000,000	1,025,219
West Virginia - 1.8%
West Virginia University Revenue Bonds
5.00% due 10/01/41	600,000	665,983
West Virginia Hospital Finance Authority Revenue Bonds
5.00% due 06/01/42	300,000	305,735
Total West Virginia		971,718

Illinois - 1.7%
City of Chicago Illinois Wastewater Transmission Revenue Bonds
5.25% due 01/01/42	400,000	414,525
Illinois Finance Authority Revenue Bonds
5.00% due 10/01/38	250,000	303,037
University of Illinois Revenue Bonds
6.00% due 10/01/29	200,000	203,334
Total Illinois		920,896

Washington - 1.5%
Yakima & Kittitas Counties School District No. 119 Selah General Obligation Unlimited
5.00% due 12/01/42	200,000	216,102
County of King Washington Sewer Revenue Bonds
5.00% due 07/01/42	200,000	213,945
Central Puget Sound Regional Transit Authority Revenue Bonds
5.00% due 11/01/41	200,000	211,859
Washington State Convention Center Public Facilities District Revenue Bonds
4.00% due 07/01/48	210,000	178,674
Total Washington		820,580

New Jersey - 1.1%
New Jersey Turnpike Authority Revenue Bonds
5.00% due 01/01/31	300,000	334,855

66 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
MUNICIPAL INCOME FUND

	Face Amount	Value
New Jersey Economic Development Authority Revenue Bonds
5.00% due 06/01/28	$250,000	$269,888
Total New Jersey		604,743

Oklahoma - 1.0%
Oklahoma Development Finance Authority Revenue Bonds
5.00% due 08/15/28	350,000	346,736
Oklahoma City Airport Trust Revenue Bonds
5.00% due 07/01/30	200,000	215,843
Total Oklahoma		562,579

Michigan - 0.9%
Michigan State Hospital Finance Authority Revenue Bonds
5.00% due 11/15/47	200,000	204,723
Michigan State Housing Development Authority Revenue Bonds
3.35% due 12/01/34	200,000	194,800
Flint Hospital Building Authority Revenue Bonds
5.00% due 07/01/25	100,000	102,904
Total Michigan		502,427

Missouri - 0.7%
Industrial Development Authority of the City of State Louis Missouri Revenue Bonds
2.22% due 12/01/38	490,397	386,127
Arkansas - 0.6%
County of Baxter Arkansas Revenue Bonds
5.00% due 09/01/26	330,000	347,095
Louisiana - 0.5%
City of Shreveport Louisiana Water & Sewer Revenue Bonds
5.00% due 12/01/35	250,000	274,217
Louisiana Public Facilities Authority Revenue Bonds
5.00% due 05/15/26	5,000	5,314
Total Louisiana		279,531

Alaska - 0.5%
University of Alaska Revenue Bonds
5.00% due 10/01/40	260,000	267,313

Nebraska - 0.4%
Central Plains Energy Project Revenue Bonds
5.00% due 09/01/29	200,000	213,485

South Carolina - 0.4%
Charleston County Airport District Revenue Bonds
5.00% due 07/01/43	200,000	213,312

Vermont - 0.4%
Vermont Educational & Health Buildings Financing Agency Revenue Bonds
5.00% due 12/01/46	200,000	203,855

Connecticut - 0.4%
New Haven Housing Authority Revenue Bonds
2.26% due 05/01/38	244,995	195,989

Massachusetts - 0.3%
Massachusetts Development Finance Agency Revenue Bonds
5.00% due 10/01/34	150,000	166,647

Pennsylvania - 0.3%
Allegheny County Hospital Development Authority Revenue Bonds
5.00% due 07/15/32	100,000	111,500
Owen J Roberts School District General Obligation Unlimited
5.00% due 05/15/23	25,000	25,068
Total Pennsylvania		136,568

Florida - 0.2%
Greater Orlando Aviation Authority Revenue Bonds
5.00% due 10/01/32	100,000	110,197

Rhode Island - 0.2%
Rhode Island Health and Educational Building Corp. Revenue Bonds
5.00% due 05/15/42	100,000	109,866

Montana - 0.2%
Montana State Board of Regents Revenue Bonds
5.00% due 11/15/43	100,000	107,521

Kansas - 0.2%
University of Kansas Hospital Authority Revenue Bonds
5.00% due 09/01/48	100,000	105,525

Iowa - 0.2%
PEFA, Inc. Revenue Bonds
5.00% due 09/01/26[4]	100,000	102,003

New Mexico - 0.0%
City of Albuquerque New Mexico Gross Receipts Tax Revenue Bonds
5.00% due 07/01/25	20,000	20,415

Maryland - 0.0%
Maryland Health & Higher Educational Facilities Authority Revenue Bonds
5.00% due 07/01/27	5,000	5,219
Total Municipal Bonds
(Cost $51,745,681)		45,757,959

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 67

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
MUNICIPAL INCOME FUND

	Face Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 2.9%
Government Agency - 2.9%
Freddie Mac Multifamily
1.90% due 11/25/37	1,946,443	$1,540,806
Total Collateralized Mortgage Obligations
(Cost $1,996,215)		1,540,806

Total Investments - 99.0%
(Cost $60,699,526)		$53,530,582
Other Assets & Liabilities, net - 1.0%		561,065
Total Net Assets - 100.0%		$54,091,647

Centrally Cleared Interest Rate Swap Agreements††

Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid	Unrealized Appreciation (Depreciation)**
BofA Securities, Inc.	CME	Receive	3-Month USD LIBOR	1.67%	Quarterly	09/27/51	$2,850,000	$853,708	$332	$853,376
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	4.11%	Annually	10/26/27	2,400,000	68,776	139	68,637
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	3.22%	Annually	03/15/33	650,000	(47)	304	(351)
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	3.48%	Annually	02/09/30	2,600,000	(35,310)	227	(35,537)
								$887,127	$1,002	$886,125

68 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	March 31, 2023
MUNICIPAL INCOME FUND

**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Rate indicated is the 7-day yield as of March 31, 2023.
[2]	Zero coupon rate security.
[3]	Security is a step up/down bond with a 6.85% coupon rate until 08/31/2032.
[4]	The rate is adjusted periodically by the counterparty, allows the holder to tender the security upon a rate reset, and is not based upon a set reference rate and spread.
[5]	Rate indicated is the rate effective at March 31, 2023.
[6]	Security has no current coupon. However, a coupon rate will come into effect at a future rate reset date.
BofA — Bank of America
CME — Chicago Mercantile Exchange
LIBOR — London Interbank Offered Rate
VRDN — Variable Rate Demand Note

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2023 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Closed-End Funds	$2,870,188	$—	$—	$2,870,188
Money Market Fund	3,361,629	—	—	3,361,629
Municipal Bonds	—	45,757,959	—	45,757,959
Collateralized Mortgage Obligations	—	1,540,806	—	1,540,806
Interest Rate Swap Agreements**	—	922,013	—	922,013
Total Assets	$6,231,817	$48,220,778	$—	$54,452,595

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Interest Rate Swap Agreements**	$—	$35,888	$—	$35,888

**	This derivative is reported as unrealized appreciation/depreciation at period end.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 69

MUNICIPAL INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2023

Assets:
Investments, at value (cost $60,699,526)	$53,530,582
Segregated cash with broker	346,168
Unamortized upfront premiums paid on interest rate swap agreements	1,002
Prepaid expenses	50,758
Receivables:
Interest	283,794
Dividends	5,672
Fund shares sold	1,403
Total assets	54,219,379

Liabilities:
Overdraft due to custodian bank	22,555
Payable for:
Fund shares redeemed	30,136
Variation margin on interest rate swap agreements	16,508
Transfer agent/maintenance fees	12,226
Professional fees	11,479
Distribution and service fees	10,110
Pricing fees	8,159
Fund accounting/administration fees	4,687
Management fees	3,121
Trustees’ fees*	1,170
Distributions to shareholders	1,074
Due to Investment Adviser	631
Miscellaneous	5,876
Total liabilities	127,732
Net assets	$54,091,647

Net assets consist of:
Paid in capital	$60,187,090
Total distributable earnings (loss)	(6,095,443)
Net assets	$54,091,647

A-Class:
Net assets	$43,573,959
Capital shares outstanding	3,790,143
Net asset value per share	$11.50
Maximum offering price per share (Net asset value divided by 96.00%)	$11.98

C-Class:
Net assets	$1,134,562
Capital shares outstanding	98,758
Net asset value per share	$11.49

P-Class:
Net assets	$155,115
Capital shares outstanding	13,502
Net asset value per share	$11.49

Institutional Class:
Net assets	$9,228,011
Capital shares outstanding	802,546
Net asset value per share	$11.50

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended March 31, 2023

Investment Income:
Dividends	$69,300
Interest	665,903
Total investment income	735,203

Expenses:
Management fees	130,024
Distribution and service fees:
A-Class	53,532
C-Class	5,686
P-Class	171
Transfer agent/maintenance fees:
A-Class	19,603
C-Class	639
P-Class	310
Institutional Class	5,420
Registration fees	34,663
Professional fees	23,618
Fund accounting/administration fees	15,367
Trustees’ fees*	7,112
Custodian fees	2,807
Line of credit fees	1,498
Interest expense	215
Miscellaneous	12,378
Recoupment of previously waived fees:
A-Class	505
C-Class	14
Institutional Class	109
Total expenses	313,671
Less:
Expenses reimbursed by Adviser:
A-Class	(19,626)
C-Class	(641)
P-Class	(309)
Institutional-Class	(5,420)
Expenses waived by Adviser	(90,057)
Earnings credit applied	(920)
Total waived/reimbursed expenses	(116,973)
Net expenses	196,698
Net investment income	538,505

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(677,481)
Swap agreements	938,650
Net realized gain	261,169
Net change in unrealized appreciation (depreciation) on:
Investments	3,817,328
Swap agreements	(1,032,626)
Net change in unrealized appreciation (depreciation)	2,784,702
Net realized and unrealized gain	3,045,871
Net increase in net assets resulting from operations	$3,584,376

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

70 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

MUNICIPAL INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022
Increase (Decrease) in Net Assets from Operations:
Net investment income	$538,505	$1,185,769
Net realized gain on investments	261,169	798,322
Net change in unrealized appreciation (depreciation) on investments	2,784,702	(13,026,308)
Net increase (decrease) in net assets resulting from operations	3,584,376	(11,042,217)

Distributions to shareholders:
A-Class	(1,012,287)	(1,171,658)
C-Class	(23,851)	(24,004)
P-Class	(2,860)	(3,881)
Institutional Class	(228,303)	(235,117)
Total distributions to shareholders	(1,267,301)	(1,434,660)

Capital share transactions:
Proceeds from sale of shares
A-Class	1,511,187	4,529,943
C-Class	216,333	540,692
P-Class	53,900	8,594
Institutional Class	9,514,965	4,638,825
Distributions reinvested
A-Class	926,878	1,073,119
C-Class	23,132	22,692
P-Class	2,860	3,881
Institutional Class	225,555	231,198
Cost of shares redeemed
A-Class	(4,144,307)	(15,257,098)
C-Class	(217,643)	(929,727)
P-Class	(35,825)	(70,519)
Institutional Class	(5,478,289)	(11,258,625)
Net increase (decrease) from capital share transactions	2,598,746	(16,467,025)
Net increase (decrease) in net assets	4,915,821	(28,943,902)

Net assets:
Beginning of period	49,175,826	78,119,728
End of period	54,091,647	49,175,826

Capital share activity:
Shares sold
A-Class	133,664	341,411
C-Class	18,946	41,372
P-Class	4,751	690
Institutional Class	838,283	366,434
Shares issued from reinvestment of distributions
A-Class	81,483	86,038
C-Class	2,033	1,798
P-Class	252	310
Institutional Class	19,780	18,207
Shares redeemed
A-Class	(375,726)	(1,183,904)
C-Class	(19,201)	(77,700)
P-Class	(3,279)	(5,573)
Institutional Class	(477,326)	(911,726)
Net increase (decrease) in shares	223,660	(1,322,643)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 71

MUNICIPAL INCOME FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Six Months Ended March 31, 2023[a]	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018
Per Share Data
Net asset value, beginning of period	$10.97	$13.46	$13.23	$13.12	$12.46	$12.70
Income (loss) from investment operations:
Net investment income (loss)[b]	.12	.23	.25	.26	.30	.30
Net gain (loss) on investments (realized and unrealized)	.68	(2.44)	.23	.11	.70	(.24)
Total from investment operations	.80	(2.21)	.48	.37	1.00	.06
Less distributions from:
Net investment income	(.13)	(.22)	(.23)	(.26)	(.30)	(.30)
Net realized gains	(.14)	(.06)	(.02)	—	(.04)	—
Total distributions	(.27)	(.28)	(.25)	(.26)	(.34)	(.30)
Net asset value, end of period	$11.50	$10.97	$13.46	$13.23	$13.12	$12.46

Total Return[c]	7.34%	(16.67%)	3.67%	2.85%	8.13%	0.44%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$43,574	$43,354	$63,359	$62,583	$42,512	$25,570
Ratios to average net assets:
Net investment income (loss)	2.05%	1.84%	1.82%	1.95%	2.31%	2.35%
Total expenses[d]	1.22%	1.18%	1.17%	1.21%	1.34%	1.30%
Net expenses[e,f,g]	0.78%	0.79%	0.80%	0.81%	0.81%	0.80%
Portfolio turnover rate	1%	14%	22%	58%	30%	13%

C-Class	Six Months Ended March 31, 2023[a]	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018
Per Share Data
Net asset value, beginning of period	$10.96	$13.45	$13.22	$13.11	$12.45	$12.69
Income (loss) from investment operations:
Net investment income (loss)[b]	.07	.14	.15	.16	.21	.20
Net gain (loss) on investments (realized and unrealized)	.69	(2.45)	.23	.11	.69	(.24)
Total from investment operations	.76	(2.31)	.38	.27	.90	(.04)
Less distributions from:
Net investment income	(.09)	(.12)	(.13)	(.16)	(.20)	(.20)
Net realized gains	(.14)	(.06)	(.02)	—	(.04)	—
Total distributions	(.23)	(.18)	(.15)	(.16)	(.24)	(.20)
Net asset value, end of period	$11.49	$10.96	$13.45	$13.22	$13.11	$12.45

Total Return[c]	6.85%	(17.23%)	2.91%	2.09%	7.33%	(0.30%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,135	$1,063	$1,769	$2,177	$1,981	$2,403
Ratios to average net assets:
Net investment income (loss)	1.30%	1.08%	1.08%	1.23%	1.63%	1.60%
Total expenses[d]	1.99%	1.97%	1.97%	1.97%	2.12%	2.11%
Net expenses[e,f,g]	1.53%	1.54%	1.55%	1.56%	1.56%	1.55%
Portfolio turnover rate	1%	14%	22%	58%	30%	13%

72 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

MUNICIPAL INCOME FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

P-Class	Six Months Ended March 31, 2023[a]	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018
Per Share Data
Net asset value, beginning of period	$10.97	$13.45	$13.22	$13.13	$12.46	$12.70
Income (loss) from investment operations:
Net investment income (loss)[b]	.11	.23	.25	.26	.29	.29
Net gain (loss) on investments (realized and unrealized)	.68	(2.43)	.23	.09	.72	(.23)
Total from investment operations	.79	(2.20)	.48	.35	1.01	.06
Less distributions from:
Net investment income	(.13)	(.22)	(.23)	(.26)	(.30)	(.30)
Net realized gains	(.14)	(.06)	(.02)	—	(.04)	—
Total distributions	(.27)	(.28)	(.25)	(.26)	(.34)	(.30)
Net asset value, end of period	$11.49	$10.97	$13.45	$13.22	$13.13	$12.46

Total Return	7.25%	(16.61%)	3.67%	2.69%	8.20%	0.44%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$155	$129	$220	$202	$207	$37
Ratios to average net assets:
Net investment income (loss)	2.02%	1.81%	1.83%	1.96%	2.25%	2.32%
Total expenses[d]	1.58%	1.47%	1.38%	1.40%	1.55%	1.72%
Net expenses[e,f,g]	0.78%	0.79%	0.80%	0.81%	0.81%	0.80%
Portfolio turnover rate	1%	14%	22%	58%	30%	13%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 73

MUNICIPAL INCOME FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Institutional Class	Six Months Ended March 31, 2023[a]	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018
Per Share Data
Net asset value, beginning of period	$10.97	$13.46	$13.23	$13.13	$12.46	$12.71
Income (loss) from investment operations:
Net investment income (loss)[b]	.13	.26	.28	.29	.33	.33
Net gain (loss) on investments (realized and unrealized)	.69	(2.44)	.24	.10	.71	(.25)
Total from investment operations	.82	(2.18)	.52	.39	1.04	.08
Less distributions from:
Net investment income	(.15)	(.25)	(.27)	(.29)	(.33)	(.33)
Net realized gains	(.14)	(.06)	(.02)	—	(.04)	—
Total distributions	(.29)	(.31)	(.29)	(.29)	(.37)	(.33)
Net asset value, end of period	$11.50	$10.97	$13.46	$13.23	$13.13	$12.46

Total Return	7.48%	(16.46%)	3.93%	3.03%	8.48%	0.61%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$9,228	$4,629	$12,772	$13,406	$13,970	$9,067
Ratios to average net assets:
Net investment income (loss)	2.27%	2.04%	2.08%	2.23%	2.59%	2.59%
Total expenses[d]	1.01%	0.98%	0.96%	1.00%	1.08%	1.09%
Net expenses[e,f,g]	0.53%	0.54%	0.55%	0.56%	0.56%	0.55%
Portfolio turnover rate	1%	14%	22%	58%	30%	13%

[a]	Unaudited figures for the period ended March 31, 2023. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]	The portion of the ratios of net expenses to average net assets attributable to recoupments of prior fee reductions or expense reimbursements for the years presented was as follows:

	03/31/23[a]	09/30/22	09/30/21	09/30/20	09/30/19	09/30/18
A-Class	0.00%*	0.02%	—	0.00%*	0.00%*	—
C-Class	0.00%*	0.01%	—	0.00%*	—	—
P-Class	—	0.01%	—	0.00%*	—	—
Institutional Class	0.00%*	0.01%	—	0.00%*	—	—

*	Less than 0.01%.

[g]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

	03/31/23[a]	09/30/22	09/30/21	09/30/20	09/30/19	09/30/18
A-Class	0.77%	0.78%	0.79%	0.80%	0.80%	0.80%
C-Class	1.52%	1.53%	1.54%	1.55%	1.55%	1.55%
P-Class	0.77%	0.78%	0.79%	0.80%	0.80%	0.80%
Institutional Class	0.52%	0.53%	0.54%	0.55%	0.55%	0.55%

74 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization

Guggenheim Funds Trust (the “Trust”), a Delaware statutory trust, is registered with the U.S. Securities and Exchange Commission (“the SEC”) under the Investment Company Act of 1940 (“1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate fund (each, a “Fund”). The Trust may issue an unlimited number of authorized shares. The Trust accounts for the assets of each Fund separately.

The Trust offers a combination of five separate classes of shares: A-Class shares, C-Class shares, P-Class shares, R6-Class shares and Institutional Class shares. Sales of shares of each Class are made without a front-end sales charge at the net asset value per share (“NAV”), with the exception of A-Class shares. A-Class shares are sold at the NAV, plus the applicable front-end sales charge. The sales charge varies depending on the amount purchased. A-Class share purchases of $1 million or more are exempt from the front-end sales charge but have a 1% contingent deferred sales charge (“CDSC”), if shares are redeemed within 12 months of purchase. C-Class shares have a 1% CDSC if shares are redeemed within 12 months of purchase. C-Class shares of each Fund automatically convert to A-Class shares of the same Fund on or about the 10th day of the month following the 8-year anniversary of the purchase of the C-Class shares. This conversion will be executed without any sales charge, fee or other charge. After the conversion is completed, the shares will be subject to all features and expenses of A-Class shares. Institutional Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, endowments, foundations and corporations. Institutional Class shares require a minimum initial investment of $2 million and a minimum account balance of $1 million. R6-Class shares are offered primarily through qualified retirement and benefit plans. R6-Class shares are also offered through certain other plans and platforms sponsored by financial intermediaries. Certain institutional investors and others deemed appropriate by Guggenheim Investments (“GI”or the “Adviser”) may also be eligible to purchase R6-Class shares subject to a $2 million minimum initial investment. At March 31, 2023, the Trust consisted of nineteen funds.

As of January 1, 2012, A-Class, C-Class and Institutional Class shares of High Yield Fund are subject to a 2% redemption fee when shares are redeemed or exchanged within 90 days of purchase.

This report covers the following funds (collectively, the “Funds”):

Fund Name	Investment Company Type
Diversified Income Fund	Diversified
High Yield Fund	Diversified
Core Bond Fund	Diversified
Municipal Income Fund	Diversified

Security Investors, LLC and Guggenheim Partners Investment Management, LLC (“GPIM”), which operate under the name Guggenheim Investments, provides advisory services. Security Investors, LLC (or the “Adviser”) provides advisory services to High Yield Fund, Core Bond Fund, and Municipal Income Fund and GPIM (or the “Adviser”) provides advisory services to Diversified Income Fund. Guggenheim Funds Distributors, LLC (“GFD”) acts as principal underwriter for the Trust. GI and GFD are affiliated entities. GPIM, an affiliate of GI, serves as investment sub-advisor (the “Sub-Adviser”) to the Municipal Income Fund and is responsible for the day-to-day management of the Fund’s portfolio.

Pursuant to an investment Sub-Advisory Agreement between Security Investors, LLC (“SI”) and Guggenheim Partners Advisors, LLC (“GPA”), that was in effect during a portion of the Reporting Period, GPA was engaged to provide investment subadvisory services to High Yield Fund, Core Bond Fund, and Municipal Income Fund. GPA operated as an investment sub-advisor to these Funds from April 29, 2022 to December 22, 2022.

GPA, under the oversight of the Board and SI, assisted SI in the supervision and direction of the investment strategies of High Yield Fund, Core Bond Fund, and Municipal Income Fund in accordance with their investment policies. As compensation for its services, SI paid GPA a fee, payable monthly, in an amount equal to 0.005% of the average daily net assets of High Yield Fund, Core Bond Fund, and Municipal Income Fund.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 75

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The NAV of each Class of a fund is calculated by dividing the market value of a fund’s securities and other assets, less all liabilities, attributable to the Class by the number of outstanding shares of the Class.

(a) Valuation of Investments

The Board of Trustees of the Funds (the “Board”) adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). The SEC adopted Rule 2a-5 under the 1940 Act (“Rule 2a-5”) which establishes requirements for determining fair value in good faith and became effective September 8, 2022. Rule 2a-5 also defines “readily available market quotations” for purposes of the 1940 Act and establishes requirements for determining whether a fund must fair value a security in good faith.

Pursuant to Rule 2a-5, the Board has designated the Adviser as the valuation designee to perform fair valuation determinations for the Funds with respect to all Fund investments and other assets. As the Funds’ valuation designee pursuant to Rule 2a-5, the Adviser has adopted separate procedures (the “Valuation Designee Procedures”) reasonably designed to prevent violations of the requirements of Rule 2a-5 and Rule 31a-4. The Adviser, in its role as valuation designee, utilizes the assistance of a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), in determining the fair value of the Funds’ securities and other assets.

Valuations of the Funds’ securities and other assets are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Adviser, with the assistance of the Valuation Committee, convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Adviser, consistent with the monitoring and review responsibilities set forth in the Valuation Designee Procedures, regularly reviews the appropriateness of the inputs, methods, models and assumptions employed by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, the investment is fair valued by the Adviser.

Equity securities listed or traded on a recognized U.S. securities exchange or the National Association of Securities Dealers Automated Quotations (“NASDAQ”) National Market System shall generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ official closing price, which may not necessarily represent the last sale price.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Investments in foreign securities may involve risks not present in domestic investments. The Adviser will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities. In addition, under the Valuation Procedures, the Valuation Designee Procedures, the Adviser is authorized to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Open-end investment companies are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds and closed-end investment companies are generally valued at the last quoted sale price.

U.S. Government securities are valued by independent pricing services, the last traded fill price, or at the reported bid price at the close of business.

Commercial paper and discount notes with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Commercial paper and discount notes with a maturity of 60 days or less at acquisition are valued at amortized cost, unless the Adviser concludes that amortized cost does not represent the fair value of the applicable asset in which case it will be valued using an independent pricing service.

Typically, loans are valued using information provided by an independent third party pricing service that uses broker quotes, among other inputs. If the pricing service cannot or does not provide a valuation for a particular loan, or such valuation is deemed unreliable, such investment is valued based on a quote from a broker-dealer or is fair valued by the Adviser.

76 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Exchange-traded options are valued at the mean of the bid and ask prices on the principal exchange on which they are traded. Over-the-counter (“OTC”) options and options on swaps (“swaptions”) are valued using a price provided by a pricing service.

Futures contracts are valued on the basis of the last sale price at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the official settlement price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The value of interest rate swap agreements entered into by a fund is valued on the basis of the last sale price on the primary exchange on which the swap is traded.

The values of other swap agreements entered into by a fund will generally be valued using an evaluated price provided by a third party pricing vendor.

Forward foreign currency exchange contracts are valued daily based on the applicable exchange rate of the underlying currency.

Investments for which market quotations are not readily available are fair valued as determined in good faith by the Adviser. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value”. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis.

In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

(b) U.S. Government and Agency Obligations

Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedules of Investments reflect the effective rates paid at the time of purchase by the Funds. Other securities bear interest at the rates shown, payable at fixed dates through maturity.

(c) Senior Floating Rate Interests and Loan Investments

Senior floating rate interests in which the Trust invests generally pay interest rates which are periodically adjusted by reference to a base short-term floating rate, plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the one-month or three-month London Inter-Bank Offered Rate (“LIBOR”), (ii) the prime rate offered by one or more major United States banks, or (iii) the bank’s certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities disclosed in the Funds’ Schedules of Investments.

The Funds invest in loans and other similar debt obligations (“obligations”). A portion of the Funds’ investments in these obligations is sometimes referred to as “covenant lite” loans or obligations (“covenant lite obligations”), which are obligations that lack covenants or possess fewer or less restrictive covenants or constraints on borrowers than certain other types of obligations. The Funds may also obtain exposure to covenant lite obligations through investment in securitization vehicles and other structured products. In recent market conditions, many new or reissued obligations have not featured traditional covenants, which are intended to protect lenders and investors by (i) imposing certain restrictions or other limitations on a borrower’s operations or assets or (ii) providing certain rights to lenders. The Funds may have fewer rights with respect to covenant lite obligations, including fewer protections against the possibility of default and fewer remedies in the event of default. As a result, investments in (or exposure to) covenant lite obligations are subject to more risk than investments in (or exposure to) certain other types of obligations. The Funds are subject to other risks associated with investments in (or exposure to) obligations, including that obligations may not be considered “securities” and, as a result, the Funds may not be entitled to rely on the anti-fraud protections under the federal securities laws and instead may have to resort to state law and direct claims.

(d) Interest on When-Issued Securities

The Funds may purchase and sell interests in securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Funds on such interests or securities in connection with such transactions prior to the date the Funds actually take delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Funds will generally purchase these securities with the intention of acquiring such securities, they may sell such securities before the settlement date.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 77

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

(e) Short Sales

When a Fund engages in a short sale of a security, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale.

(f) Options

Upon the purchase of an option, the premium paid is recorded as an investment, the value of which is marked-to-market daily. If a purchased option expires, the Fund realizes a loss in the amount of the cost of the option. When the Fund enters into a closing sale transaction, it realizes a gain or loss depending on whether the proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Fund exercises a call option, the cost of the security purchased by the Fund upon exercise increases by the premium originally paid.

When the Fund writes (sells) an option, an amount equal to the premium received is entered in that Fund’s accounting records as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. When a written option expires, or if the Fund enters into a closing purchase transaction, it realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold).

The Fund may purchase and write options on swaps (“swaptions”) primarily to preserve a return or spread on a particular investment or portion of the Funds’ holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate swap agreement at any time before the expiration of the options. The swaptions are forward premium swaptions which have extended settlement dates.

(g) Swap Agreements

Swap agreements are marked-to-market daily and the change, if any, is recorded as unrealized appreciation or depreciation. Payments received or made as a result of an agreement or termination of an agreement are recognized as realized gains or losses.

Upon entering into certain centrally-cleared swap transactions, a Fund is required to deposit with its clearing broker an amount of cash or securities as an initial margin. Subsequent variation margin receipts or payments are received or made by the Fund depending on fluctuations in the fair value of the reference entity and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Upfront payments received or made by a Fund on credit default swap agreements and interest rate swap agreements are amortized over the expected life of the agreement. Periodic payments received or paid by a Fund are recorded as realized gains or losses. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses.

(h) Currency Translations

The accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Funds to foreign government exchange restrictions, expropriation, taxation, or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

The Funds do not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized gain or loss and unrealized appreciation or depreciation on investments.

Reported net realized foreign exchange gains and losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized appreciation and depreciation arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.

(i) Forward Foreign Currency Exchange Contracts

The change in value of a forward foreign currency exchange contract is recorded as unrealized appreciation or depreciation until the contract is closed. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed.

78 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

(j) Foreign Taxes

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income and foreign taxes on capital gains from sales of investments are included with the net realized gain (loss) on investments. Foreign taxes payable or deferred as of March 31, 2023, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

(k) Security Transactions

Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as a reduction to cost if the securities are still held and as realized gains if no longer held in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries, if any. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Interest income also includes paydown gains and losses on mortgage-backed and asset-backed securities and senior and subordinated loans. Amendment fees are earned as compensation for evaluating and accepting changes to the original loan agreement and are recognized when received. Dividend income from Real Estate Investment Trusts (“REITs”) is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to realized gains. The actual amounts of income, return of capital, and realized gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Income from residual collateralized loan obligations is recognized using the effective interest method. At the time of purchase, management estimates the future expected cash flows and determines the effective yield and estimated maturity date based on the estimated cash flows. Subsequent to the purchase, the estimated cash flows are updated periodically and a revised yield is calculated prospectively.

Certain Funds may receive other income from investments in senior loan interests including amendment fees, consent fees and commitment fees. For funded loans, these fees are recorded as income when received by the Funds and included in interest income on the Statements of Operations. For unfunded loans, commitment fees are included in realized gain on investments on the Funds’ Statements of Operations at the end of the commitment period.

(l) Distributions

The Funds declare dividends from investment income daily, except for Diversified Income Fund, which declares monthly. Each Fund pays its shareholders from its net investment income monthly and distributes any net capital gains that it has realized, at least annually. Distributions to shareholders are recorded on the ex-dividend date. Dividends are reinvested in additional shares, unless shareholders request payment in cash. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for U.S. federal income tax purposes.

(m) Class Allocations

Interest and dividend income, most expenses, all realized gains and losses, and all unrealized appreciation and depreciation are allocated to the classes based upon the value of the outstanding shares in each Class. Certain costs, such as distribution and service fees are charged directly to specific classes. In addition, certain expenses have been allocated to the individual Funds in the Trust based on the respective net assets of each Fund included in the Trust.

(n) Earnings Credits

Under the fee arrangement with the custodian, the Funds may earn credits based on overnight custody cash balances. These credits are utilized to reduce related custodial expenses. The custodian fees disclosed in the Statements of Operations are before the reduction in expense from the related earnings credits, if any. Earnings credits for the period ended March 31, 2023, are disclosed in the Statements of Operations.

(o) Cash

The Funds may leave cash overnight in their cash account with the custodian. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate, which was 4.83% at March 31, 2023.

(p) Indemnifications

Under the Funds’ organizational documents, the Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 79

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

(q) Special Purpose Acquisition Companies

The Funds may acquire an interest in a special purpose acquisition company (“SPAC”) in an initial public offering or a secondary market transaction. SPAC investments carry many of the same risks as investments in initial public offering securities, such as erratic price movements, greater risk of loss, lack of information about the issuer, limited operating and little public or no trading history, and higher transaction costs. An investment in a SPAC is typically subject to a higher risk of dilution by additional later offerings of interests in the SPAC or by other investors exercising existing rights to purchase shares of the SPAC and interests in SPACs may be illiquid and/or be subject to restrictions on resale. A SPAC is a publicly traded company that raises investment capital for the purpose of acquiring the equity securities of one or more existing companies (or interests therein) via merger, combination, acquisition or other similar transactions. Unless and until an acquisition is completed, a SPAC generally invests its assets (less a portion retained to cover expenses) in U.S. government securities, money market securities and cash and does not typically pay dividends in respect of its common stock. SPAC investments are also subject to the risk that a significant portion of the funds raised by the SPAC may be expended during the search for a target acquisition or merger and that the SPAC may have limited time in which to conduct due diligence on potential business combination targets. Because SPACs are in essence blank check companies without operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Among other conflicts of interest, the economic interests of the management, directors, officers and related parties of a SPAC can differ from the economic interests of public shareholders, which may lead to conflicts as they evaluate, negotiate and recommend business combination transactions to shareholders. This risk may become more acute as the deadline for the completion of a business combination nears. There is no guarantee that the SPACs in which the Funds invest will complete an acquisition or that any acquisitions that are completed will be profitable.

Note 2 – Financial Instruments and Derivatives

As part of their investment strategy, the Funds may utilize a variety of short sales and derivative instruments. These investments involve, to varying degrees, elements of market risk and risks in excess of amounts recognized on the Statements of Assets and Liabilities. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Financial Statements.

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Funds may utilize derivatives for the following purposes:

Duration: the use of an instrument to manage the interest rate risk of a portfolio.

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Income: the use of any instrument that distributes cash flows typically based upon some rate of interest.

80 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Options Purchased and Written

A call option on a security gives the purchaser of the option the right to buy, and the writer of a call option the obligation to sell, the underlying security. The purchaser of a put option has the right to sell, and the writer of the put option the obligation to buy, the underlying security at any time during the option period. The risk associated with purchasing options is limited to the premium originally paid.

The following table represents the Funds’ use and volume of call/put options purchased on a monthly basis:

		Average Notional Amount
Fund	Use	Call	Put
Core Bond Fund	Duration, Hedge	$132,266,667	$8,734,330

The risk in writing a call option is that a Fund may incur a loss if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there may be an imperfect correlation between the movement in prices of options and the underlying securities where a Fund may not be able to enter into a closing transaction because of an illiquid secondary market; or, for OTC options, a Fund may be at risk because of the counterparty’s inability to perform.

The following table represents the Funds’ use and volume of call/put options written on a monthly basis:

		Average Notional Amount
Fund	Use	Call	Put
Core Bond Fund	Income, Hedge	$4,563	$11,330,000

Futures Contracts

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund’s use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Cash deposits are shown as segregated cash with broker on the Consolidated Statement of Assets and Liabilities; securities held as collateral are noted on the Consolidated Schedule of Investments.

The following table represents the Funds’ use and volume of futures on a monthly basis:

		Average Notional Amount
Fund	Use	Long	Short
Core Bond Fund	Duration, Hedge	$36,439,500	$—

Swap Agreements

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing OTC swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. For a fund utilizing centrally-cleared

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 81

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. There is no guarantee that a fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Interest rate swaps involve the exchange by the Funds with another party for their respective commitment to pay or receive a fixed or variable interest rate on a notional amount of principal. Interest rate swaps are generally centrally-cleared, but central clearing does not make interest rate swap transactions risk free.

The following table represents the Funds’ use and volume of interest rate swaps on a monthly basis:

		Average Notional Amount
Fund	Use	Pay Floating Rate	Receive Floating Rate
Core Bond Fund	Duration, Hedge, Income	$110,366,667	$—
Municipal Income Fund	Duration, Hedge	$2,400,000	$6,440,000

Credit default swaps are instruments which allow for the full or partial transfer of third party credit risk, with respect to a particular entity or entities, from one counterparty to the other. A fund enters into credit default swaps as a “seller” or “buyer” of protection primarily to gain or reduce exposure to the investment grade and/or high yield bond market. A seller of credit default swaps is selling credit protection or assuming credit risk with respect to the underlying entity or entities. The buyer in a credit default swap is obligated to pay the seller a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If a credit event occurs, as defined under the terms of the swap agreement, the seller will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The notional amount reflects the maximum potential amount the seller of credit protection could be required to pay to the buyer if a credit event occurs. The seller of protection receives periodic premium payments from the buyer and may also receive or pay an upfront premium adjustment to the stated periodic payments. In the event a credit default occurs on a credit default swap referencing an index, a factor adjustment will take place and the buyer of protection will receive a payment reflecting the par less the default recovery rate of the defaulted index component based on its weighting in the index. If no default occurs, the counterparty will pay the stream of payments and have no further obligations to the fund selling the credit protection. For a fund utilizing centrally cleared credit default swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. For OTC credit default swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty, or in the case of a credit default swap in which a fund is selling credit protection, the default of a third party issuer.

The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The following table represents the Funds’ use and volume of credit default swaps on a monthly basis:

		Average Notional Amount
Fund	Use	Protection Sold	Protection Purchased
Core Bond Fund	Index exposure, Hedge	$—	$9,366,667

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract is an agreement between two parties to exchange two designated currencies at a specific time in the future. Certain types of contracts may be cash settled, in an amount equal to the change in exchange rates during the term of the contract. The contracts can be used to hedge or manage exposure to foreign currency risks with portfolio investments or to gain exposure to foreign currencies.

82 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The market value of a forward foreign currency exchange contract changes with fluctuations in foreign currency exchange rates. Furthermore, the Funds may be exposed to risk if the counterparties cannot meet the contract terms or if the currency value changes unfavorably as compared to the U.S. dollar.

The following table represents the Funds’ use and volume of forward foreign currency exchange contracts on a monthly basis:

		Average Value
Fund	Use	Purchased	Sold
High Yield Fund	Hedge	$99,737	$4,348,255
Core Bond Fund	Hedge	$107,827	$12,646,739

Derivative Investment Holdings Categorized by Risk Exposure

The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities as of March 31, 2023:

Derivative Investment Type	Asset Derivatives	Liability Derivatives
Currency forward contracts	—	Unrealized depreciation on forward foreign currency exchange contracts
Credit /Interest rate on swap contracts	Unamortized upfront premiums paid on credit default swap agreements Unamortized upfront premiums paid on interest rate swap agreements	Unamortized upfront premiums received on credit default swap agreements Variation margin on credit default swap agreements Variation margin on interest rate swap agreements
Interest rate option contracts	Investments in unaffiliated issuers, at value	Options written, at value

The following tables set forth the fair value of the Funds’ derivative investments categorized by primary risk exposure at March 31, 2023:

Asset Derivative Investments Value
Fund	Swaps Interest Rate Risk*	Forward Foreign Currency Exchange Risk	Options Purchased Interest Rate Risk	Total Value at March 31, 2023
Core Bond Fund	$—	—	$631,743	$631,743
Municipal Income Fund	922,013	—	—	922,013

Liability Derivative Investments Value
Fund	Swaps Interest Rate Risk*	Options Written Interest Rate Risk	Swaps Credit Risk*	Forward Foreign Currency Exchange Risk	Options Purchased Interest Rate Risk	Total Value at March 31, 2023
High Yield Fund	$—	$—	$—	$52,260	$—	$52,260
Core Bond Fund	2,096,102	167,476	271,726	138,492	—	2,673,796
Municipal Income Fund	35,888	—	—	—	—	35,888

*

Includes cumulative appreciation (depreciation) of OTC and centrally-cleared derivatives contracts as reported on the Schedules of Investments. For centrally-cleared derivatives, variation margin is reported within the Statements of Assets and Liabilities.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 83

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The following is a summary of the location of derivative investments on the Funds’ Statements of Operations for the period ended March 31, 2023:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Currency forward contracts	Net realized gain (loss) on forward foreign currency exchange contracts
Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts
Interest rate option contracts	Net realized gain (loss) on options purchased
Net change in unrealized appreciation (depreciation) on options purchased
Net realized gain (loss) on options written
Net change in unrealized appreciation (depreciation) on options written
Credit /Interest rate swap contracts	Net realized gain (loss) on swap agreements
Net change in unrealized appreciation (depreciation) on swap agreements

The following is a summary of the Funds’ realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized on the Statements of Operations categorized by primary risk exposure for the period ended March 31, 2023:

Realized Gain (Loss) on Derivative Investments Recognized on the Statements of Operations
Fund	Futures Equity Risk	Swaps Interest Rate Risk	Swaps Credit Risk	Options Written Equity Risk	Options Purchased Equity Risk	Forward Foreign Currency Exchange Risk	Options Purchased Interest Rate Risk	Options Written Interest Rate Risk	Total
High Yield Fund	$—	$—	$—	$—	$—	$(169,710)	$—	$—	$(169,710)
Core Bond Fund	441,718	(1,653,269)	(34,196)	1,330,927	(2,415,428)	(630,928)	—	(255,892)	(3,217,068)
Municipal Income Fund	—	938,650	—	—	—	—	—	—	938,650

Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized on the Statements of Operations
Fund	Futures Equity Risk	Swaps Interest Rate Risk	Swaps Credit Risk	Options Written Equity Risk	Options Purchased Equity Risk	Forward Foreign Currency Exchange Risk	Options Purchased Interest Rate Risk	Options Written Interest Rate Risk	Total
High Yield Fund	$—	$—	$—	$—	$—	$(191,878)	$—	$—	$(191,878)
Core Bond Fund	—	3,615,838	(271,726)	625,047	(3,337,692)	(347,758)	(214,729)	459,455	528,435
Municipal Income Fund	—	(1,032,626)	—	—	—	—	—	—	(1,032,626)

In conjunction with the use of short sales and derivative instruments, the Funds are required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Funds use margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Funds as collateral.

Foreign Investments

There are several risks associated with exposure to foreign currencies, foreign issuers and emerging markets. A fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Fund may incur transaction costs in connection with conversions between various currencies. The Fund may, but is not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risks may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.

84 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs and exchange-traded funds, which are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Funds.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions rated/identified as investment grade or better. The Trust monitors the counterparty credit risk associated with each such financial institution.

Note 3 – Offsetting

In the normal course of business, the Funds enter into transactions subject to enforceable master netting arrangements or other similar arrangements. Generally, the right to offset in those agreements allows the Funds to counteract the exposure to a specific counterparty with collateral received from or delivered to that counterparty based on the terms of the arrangements. These arrangements provide for the right to liquidate upon the occurrence of an event of default, credit event upon merger or additional termination event.

In order to better define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a fund and a counterparty that governs OTC derivatives, including foreign exchange contracts, and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, are reported separately on the Statements of Assets and Liabilities as segregated cash with broker/receivable for variation margin, or payable for swap settlement/variation margin. Cash and/or securities pledged or received as collateral by the Funds in connection with an OTC derivative subject to an ISDA Master Agreement generally may not be invested, sold or rehypothecated by the counterparty or the Funds, as applicable, absent an event of default under such agreement, in which case such collateral generally may be applied towards obligations due to and payable by such counterparty or the Funds, as applicable. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold (e.g., $300,000) before a transfer is required to be made. To the extent amounts due to the Funds from their counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe to be of good standing and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 85

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The following tables present derivative financial instruments and secured financing transactions that are subject to enforceable netting arrangements:

					Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Assets[1]	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amount of Assets Presented on the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Core Bond Fund	Options purchased	$631,743	$—	$631,743	$(305,626)	$(139,161)	$186,956

					Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Liabilities[1]	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amount of Liabilities Presented on the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
High Yield Fund	Forward foreign currency exchange contracts	$52,260	$—	$52,260	$—	$—	$52,260
Core Bond Fund	Swaptions written	167,476	—	167,476	(167,476)	—	—
	Forward foreign currency exchange contracts	138,492	—	138,492	(138,150)	—	342

[1]	Exchange traded or centrally-cleared derivatives are excluded from these reported amounts.

The Funds have the right to offset deposits against any related derivative liabilities outstanding with each counterparty with the exception of exchange-traded or centrally-cleared derivatives. The following table presents deposits held by others in connection with derivative investments as of March 31, 2023.

Fund	Counterparty	Asset Type	Cash Pledged	Cash Received
Core Bond Fund	BofA Securities, Inc.	Credit default swap agreements	$362,644	$—
	BofA Securities, Inc.	Interest rate swap agreements	75,620	—
	Goldman Sachs International	Options	—	100,000
	Morgan Stanley Capital Services LLC	Options	—	299,761
			438,264	399,761
Municipal Income Fund	BofA Securities, Inc.	Interest rate swap agreements	346,168	—

Note 4 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 —	unadjusted quoted prices in active markets for identical assets or liabilities.

86 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Level 2 —	significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 —	significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

Rule 2a-5 sets forth a definition of “readily available market quotations,” which is consistent with the definition of a Level 1 input under U.S. GAAP. Rule 2a-5 provides that “a market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.”

Securities for which market quotations are not readily available must be valued at fair value as determined in good faith. Accordingly, any security priced using inputs other than Level 1 inputs will be subject to fair value requirements. The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

Independent pricing services are used to value a majority of the Funds’ investments. When values are not available from a pricing service, they will be determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information and analysis. A significant portion of the Funds’ assets and liabilities are categorized as Level 2, as indicated in this report.

Quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may also be used to value the Funds’ assets and liabilities, i.e. prices provided by a broker-dealer or other market participant who has not committed to trade at that price. Although quotes are typically received from established market participants, the Funds may not have the transparency to view the underlying inputs which support the market quotations. Significant changes in a quote would generally result in significant changes in the fair value of the security.

Certain fixed income securities are valued by obtaining a monthly quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates.

Certain loans and other securities are valued using a single daily broker quote or a price from a third party vendor based on a single daily or monthly broker quote.

The inputs or methodologies selected and applied for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability, appropriateness and accuracy of the techniques, methodologies and sources employed to determine fair valuation are periodically reviewed and subject to change.

Note 5 – Investment Advisory Agreement and Other Agreements

Under the terms of an investment advisory contract, the Funds pay GI investment advisory fees calculated at the annualized rates below, based on the average daily net assets of the Funds:

Fund	Management Fees (as a % of Net Assets)
Diversified Income Fund	0.75%
High Yield Fund	0.60%
Core Bond Fund	0.39%
Municipal Income Fund	0.50%

GI pays operating expenses on behalf of the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, among others, on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 87

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Pursuant to Investment Sub-Advisory Agreements between the Investment Adviser and GPA, GPA, under the oversight supervision of the Board and the Investment Adviser, assists the Investment Adviser in the supervision and direction of the investment strategy of the High Yield Fund, Core Bond Fund and Municipal Income Fund in accordance with their investment policies. As compensation for its services, the Investment Adviser pays GPA a fee, payable monthly, in an amount equal to 0.005% of the average daily net assets of these Funds.

GI pays operating expenses on behalf of the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, among others, on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets.

The Board has adopted Distribution Plans related to the offering of A-Class, C-Class and P-Class shares pursuant to Rule 12b-1 under the 1940 Act. The plans provide for payments at an annual rate of 0.25% of the average daily net assets of the Fund’s A-Class and P-Class shares, and 1.00% of the average daily net assets of the Fund’s C-Class shares.

The investment advisory contract for the Fund provides that the total expenses be limited to a percentage of average net assets for each class of shares, exclusive of brokerage costs, dividends or interest on securities sold short, expenses of other investment companies in which the Fund invests, interest, taxes, litigation, indemnification and extraordinary expenses. The limits are listed below:

	Limit	Effective Date	Contract End Date
Diversified Income Fund - A-Class	1.30%	01/29/16	02/01/24
Diversified Income Fund - C-Class	2.05%	01/29/16	02/01/24
Diversified Income Fund - P-Class	1.30%	01/29/16	02/01/24
Diversified Income Fund - Institutional Class	1.05%	01/29/16	02/01/24
High Yield Fund - A-Class	1.16%	11/30/12	02/01/24
High Yield Fund - C-Class	1.91%	11/30/12	02/01/24
High Yield Fund - P-Class	1.16%	05/01/15	02/01/24
High Yield Fund - Institutional Class	0.91%	11/30/12	02/01/24
High Yield Fund - R6-Class	0.91%	05/15/17	02/01/24
Core Bond Fund - A-Class	0.79%	11/30/12	02/01/24
Core Bond Fund - C-Class	1.54%	11/30/12	02/01/24
Core Bond Fund - P-Class	0.79%	05/01/15	02/01/24
Core Bond Fund - Institutional Class	0.50%	11/30/12	02/01/24
Municipal Income Fund - A-Class	0.80%	11/30/12	02/01/24
Municipal Income Fund - C-Class	1.55%	11/30/12	02/01/24
Municipal Income Fund - P-Class	0.80%	05/01/15	02/01/24
Municipal Income Fund - Institutional Class	0.55%	11/30/12	02/01/24

88 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

GI is entitled to reimbursement by the Funds for fees waived or expenses reimbursed during any of the previous 36 months, beginning on the date of the expense limitation agreement, if on any day the estimated operating expenses are less than the indicated percentages. For purposes of this arrangement, GI is entitled to recoupment of previously waived fees or reimbursed expenses for 36 months from the date of the waiver or reimbursement by GI. At March 31, 2023, the amount of fees waived or expenses reimbursed that are subject to recoupment and will expire during the years ended September 30, are presented in the following table:

Fund	2023	2024	2025	2026	Fund Total
Diversified Income Fund
A-Class	$6,819	$8,022	$7,429	$3,031	$25,301
C-Class	10,378	5,885	13,460	2,526	32,249
P-Class	3,178	3,708	5,940	5,308	18,134
Institutional Class	138,986	164,958	140,525	61,980	506,449
High Yield Fund
A-Class	—	—	2,311	8,863	11,174
C-Class	—	—	2,354	464	2,818
P-Class	953	1,534	5,764	1,261	9,512
Institutional Class	—	—	61,071	8,774	69,845
R6-Class	—	—	151	132	283
Core Bond Fund
A-Class	65,353	98,028	35,811	71,522	270,714
C-Class	14,595	23,013	19,268	4,778	61,654
P-Class	49,518	82,001	114,700	38,707	284,926
Institutional Class	480,635	1,336,675	1,278,995	408,637	3,504,942
Municipal Income Fund
A-Class	118,290	233,041	204,036	87,440	642,807
C-Class	4,994	7,997	6,810	2,434	22,235
P-Class	954	1,251	1,160	523	3,888
Institutional Class	32,526	57,993	39,988	17,596	148,103

For the period ended March 31, 2023, GI recouped amounts from the Funds as follows:

Diversified Income Fund	$660
High Yield Fund	25,584
Core Bond Fund	7,185
Municipal Income Fund	628

If a Fund invests in a fund that is advised by the same adviser or an affiliated adviser, the investing Fund’s adviser has agreed to waive fees at the investing fund level to the extent necessary to offset the proportionate share of any management fee paid by each Fund with respect to its investment in such affiliated fund. Fee waivers will be calculated at the investing Fund level without regard to any expense cap in effect for the investing Fund. Fees waived under this arrangement are not subject to reimbursement to GI. For the period ended March 31, 2023, the following Funds waived fees related to investments in affiliated funds:

Fund	Amount Waived
Diversified Income Fund	$21,533

For the period ended March 31, 2023, GFD retained sales charges of $72,447 relating to sales of A-Class shares of the Trust.

Certain trustees and officers of the Trust are also officers of GI and/or GFD. The Trust does not compensate its officers or trustees who are officers, directors and/or employees of GI or GFD.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 89

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

MUFG Investor Services (US), LLC (“MUIS”) acts as the Funds’ administrator, transfer agent and accounting agent. As administrator, transfer agent and accounting agent, MUIS maintains the books and records of the Funds’ securities and cash. The Bank of New York Mellon Corp. (“BNY”) acts as the Funds’ custodian. As custodian, BNY is responsible for the custody of the Funds’ assets. For providing the aforementioned administrative and accounting services, MUIS is entitled to receive a monthly fee equal to a percentage of the Funds’ average daily net assets and out of pocket expenses. For providing the aforementioned transfer agent and custodian services, MUIS and BNY are entitled to receive a monthly fee based on the number of transactions during the month and the number of accounts under management, subject to certain minimum monthly fees, and out of pocket expenses.

At March 31, 2023, GI and its affiliates owned over twenty percent of the outstanding shares of the Funds, as follows:

Fund	Percent of Outstanding Shares Owned
Diversified Income Fund	84%

Note 6 – Reverse Repurchase Agreements

Each of the Funds may enter into reverse repurchase agreements. Under a reverse repurchase agreement, a Fund sells securities and agrees to repurchase them at a particular price at a future date. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

For the period ended March 31, 2023, the Funds entered into reverse repurchase agreements:

Fund	Number of Days Outstanding	Balance at March 31, 2023		Average Balance Outstanding	Average Interest Rate
High Yield Fund	182	$1,457,714		$1,446,582	2.55%
Core Bond Fund	82	—	*	21,563,971	3.13%
Municipal Income Fund	2	—	*	1,087,500	3.60%

*	As of March 31, 2023, the Core Bond Fund and the Municipal Income Fund had no open reverse repurchase agreements.

The following table presents reverse repurchase agreements that are subject to netting arrangements and offset in the Statements of Assets and Liabilities in conformity with U.S. GAAP.

					Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amount of Assets Presented on the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
High Yield Fund	Reverse Repurchase Agreements	$1,457,714	$—	$1,457,714	$(1,457,714)	$—	$—

90 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

As of March 31, 2023, the High Yield Fund had $1,457,714 in reverse repurchase agreements outstanding with various counterparties. Details of the reverse repurchase agreement by counterparty is as follows:

Fund	Counterparty	Interest Rate(s)	Maturity Date	Face Value
High Yield Fund	Goldman Sachs & Co. LLC	2.75%*	Open Maturity	$1,457,714

*	The rate is adjusted periodically by the counterparty, subject to approval by the Adviser, and is not based upon a set reference rate and spread.

The following is a summary of the remaining contractual maturities of the reverse repurchase agreement outstanding as of period-end, as aggregated by asset class of the related collateral pledged by the Funds:

Fund	Asset Type	Overnight and Continuous	Total
High Yield Fund	Corporate Bonds	$1,457,714	$1,457,714
Gross amount of recoginized liabilities for reverse repurchased agreements		$1,457,714	$1,457,714

Note 7 – Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. The Funds’ U.S. federal income tax returns are subject to examination by the Internal Revenue Service (“IRS”) for a period of three years after they are filed.

At March 31, 2023, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
Diversified Income Fund	$8,775,262	$137,842	$(965,118)	$(827,276)
High Yield Fund	205,639,657	1,101,381	(23,583,329)	(22,481,948)
Core Bond Fund	1,490,443,858	3,890,730	(165,710,409)	(161,819,679)
Municipal Income Fund	60,702,101	1,188,348	(7,473,742)	(6,285,394)

Note 8 – Securities Transactions

For the period ended March 31, 2023, the cost of purchases and proceeds from sales of investment securities, excluding government securities, short-term investments and derivatives, were as follows:

Fund	Purchases	Sales
Diversified Income Fund	$320,268	$15,371
High Yield Fund	25,401,810	27,764,373
Core Bond Fund	251,944,303	376,471,704
Municipal Income Fund	472,569	3,570,139

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 91

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

For the period ended March 31, 2023, the cost of purchases and proceeds from sales of government securities were as follows:

Fund	Purchases	Sales
Core Bond Fund	$278,852,999	$178,489,380

The Funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price to save costs, where permissible. For the period ended March 31, 2023, the Funds did not engaged in purchases and sales of securities, pursuant to Rule 17a-7 of the 1940 Act.

Note 9– Restricted Securities

The securities below are considered illiquid and restricted under guidelines established by the Board:

Fund	Restricted Securities	Acquisition Date	Cost	Value
High Yield Fund
	Mirabela Nickel Ltd.	12/31/13	$252,369	$13,210
	due 06/24/19[2]		$252,369	$13,210
Core Bond Fund
	Central Storage Safety Project Trust
	4.82% due 02/01/38	03/20/18	$901,731	$758,918
	Copper River CLO Ltd.
	2007-1A INC, due 01/20/21[1]	05/09/14	—	71
			$901,731	$758,989

[1]	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
[2]	Security is in default of interest and/or principal obligations.

Note 10 – Line of Credit

The Trust, along with other affiliated trusts, secured a 364-day committed, $1,230,000,000 line of credit from Citibank, N.A., which was in place through September 30, 2022, at which time the line of credit was renewed as a 364-day committed, $1,150,000,000 line of credit. A Fund may draw (borrow) from the line of credit as a temporary measure for emergency purposes, to facilitate redemption requests, or for other short-term liquidity purposes consistent with the Fund’s investment objective and program. For example, it may be advantageous for the Fund to borrow money rather than sell existing portfolio positions to meet redemption requests. Fees related to borrowings, if any, vary under this arrangement between the greater of Citibank’s “base rate”, SOFR plus 1%, or the federal funds rate plus 1/2 of 1%.

The commitment fee that may be paid by the Funds is at an annualized rate of 0.15% of the average daily amount of their allocated unused commitment amount. The commitment fee amount is allocated to the individual Funds based on the respective net assets of each participating Fund and is referenced in the Funds’ Statement of Operations under “Line of credit fees”. The Funds did not have any borrowings under this agreement as of and for the period ended March 31, 2023.

Note 11 – Market Risks

The value of, or income generated by, the investments held by the Funds are subject to the possibility of rapid and unpredictable fluctuation, and loss that may result from various factors. These factors include, among others, developments affecting individual companies, or from broader influences, including real or perceived changes in prevailing interest rates (which have since risen and may continue to rise), changes in inflation rates or expectations about inflation rates (which are currently elevated relative to normal conditions), adverse investor confidence or sentiment, changing economic, political (including geopolitical), social or financial market conditions, increased instability or general uncertainty, environmental disasters, governmental actions, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, actual or threatened wars or other armed conflicts (such as the current Russia-Ukraine conflict and its risk of expansion or collateral economic and other effects) or ratings downgrades, and other similar events, each of which may be temporary or last

92 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(concluded)

for extended periods. Moreover, changing economic, political, geopolitical, social, financial market or other conditions in one country or geographic region could adversely affect the value, yield and return of the investments held by the Funds in a different country or geographic region, economy, and market because of the increasingly interconnected global economies and financial markets. The duration and extent of the foregoing types of factors or conditions are highly uncertain and difficult to predict and have in the past, and may in the future, cause volatility and distress in economies and financial markets or other adverse circumstances, which may negatively affect the value of the Funds’ investments and performance of the Funds.

Note 12 – Subsequent Events

The Funds evaluated subsequent events through the date the financial statements are issued and determined there were no material events that would require adjustment to or disclosure in the Funds’ financial statements.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 93

OTHER INFORMATION (Unaudited)

Delivery of Shareholder Reports

Paper copies of the Funds’ annual and semi-annual shareholder reports are not sent by mail, unless you specifically request paper copies of the reports from a fund or from your financial intermediary. Instead, the reports are made available on a website, and you are notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future shareholder reports in paper free of charge. If you hold shares of a fund directly, you can inform the Fund that you wish to receive paper copies of reports by calling 800.820.0888. If you hold shares of a fund through a financial intermediary, please contact the financial intermediary to make this election. Your election to receive reports in paper may apply to all Guggenheim Funds in which you are invested and may apply to all Guggenheim funds held with your financial intermediary.

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Information regarding how the Funds’ voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Sector Classification

Information in the “Schedule of Investments” is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The Funds’ Forms N-PORT and N-Q are available on the SEC’s website at https://www.sec.gov. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 800.820.0888.

94 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

A Board of Trustees oversees the Trust, as well as other trusts of GI, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by visiting guggenheiminvestments.com or by calling 800.820.0888.

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INDEPENDENT TRUSTEES
Randall C. Barnes (1951)	Trustee and Chair of the Valuation Oversight Committee	Since 2014 (Trustee) Since 2020 (Chair of the Valuation Oversight Committee)	Current: Private Investor (2001-present). Former: Senior Vice President and Treasurer, PepsiCo, Inc. (1993-1997); President, Pizza Hut International (1991-1993); Senior Vice President, Strategic Planning and New Business Development, PepsiCo, Inc. (1987-1990).	155

Current: Advent Convertible and Income Fund (2005-present); Purpose Investments Funds (2013-present).

Former: Fiduciary/Claymore Energy Infrastructure Fund (2004-2022); Guggenheim Enhanced Equity Income Fund (2005-2021); Guggenheim Credit Allocation Fund (2013-2021).

Angela Brock-Kyle (1959)	Trustee	Since 2019	Current: Founder and Chief Executive Officer, B.O.A.R.D.S. (2013-present); Director, Mutual Fund Directors Forum (2022-present). Former: Senior Leader, TIAA (1987-2012).	154

Current: Bowhead Insurance GP, LLC (2020-present); Hunt Companies, Inc. (2019-present).

Former: Fiduciary/Claymore Energy Infrastructure Fund (2019-2022); Guggenheim Enhanced Equity Income Fund (2019-2021); Guggenheim Credit Allocation Fund (2019-2021); Infinity Property & Casualty Corp. (2014-2018).

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 95

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INDEPENDENT TRUSTEES - continued
Thomas F. Lydon, Jr. (1960)	Trustee and Chair of the Contracts Review Committee	Since 2019 (Trustee) Since 2020 (Chair of the Contracts Review Committee)	Current: President, Global Trends Investments (1996-present); Chief Executive Officer, ETF Flows, LLC (2019-present); Chief Executive Officer, Lydon Media (2016-present); Director, GDX Index Partners, LLC (2021-present); Vice Chairman, VettaFi (2022-present).	154

Current: US Global Investors, Inc. (GROW) (1995-present).

Former: Fiduciary/Claymore Energy Infrastructure Fund (2019-2022); Guggenheim Enhanced Equity Income Fund (2019-2021); Guggenheim Credit Allocation Fund (2019-2021); Harvest Volatility Edge Trust (3) (2017-2019).

Ronald A. Nyberg (1953)	Trustee and Chair of the Nominating and Governance Committee	Since 2014	Current: Of Counsel, Momkus LLP (2016-present). Former: Partner, Nyberg & Cassioppi, LLC (2000-2016); Executive Vice President, General Counsel, and Corporate Secretary, Van Kampen Investments (1982-1999).	155

Current: Advent Convertible and Income Fund (2003-present); PPM Funds (2) (2018-present); NorthShore-Edward-Elmhurst Health (2012-present).

Former: Fiduciary/Claymore Energy Infrastructure Fund (2004-2022); Guggenheim Enhanced Equity Income Fund (2005-2021); Guggenheim Credit Allocation Fund (2013-2021); Western Asset Inflation-Linked Opportunities & Income Fund (2004-2020); Western Asset Inflation-Linked Income Fund (2003-2020).

96 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INDEPENDENT TRUSTEES - concluded
Sandra G. Sponem (1958)	Trustee and Chair of the Audit Committee	Since 2019 (Trustee) Since 2020 (Chair of the Audit Committee)	Current: Retired. Former: Senior Vice President and Chief Financial Officer, M.A. Mortenson-Companies, Inc. (2007-2017).	154

Current: SPDR Series Trust (81) (2018-present); SPDR Index Shares Funds (30) (2018-present); SSGA Active Trust (14) (2018-present).

Former: Fiduciary/Claymore Energy Infrastructure Fund (2019-2022); Guggenheim Enhanced Equity Income Fund (2019-2021); Guggenheim Credit Allocation Fund (2019-2021); SSGA Master Trust (1) (2018-2020).

Ronald E. Toupin, Jr. (1958)	Trustee, Chair of the Board and Chair of the Executive Committee	Since 2014

Current: Portfolio Consultant (2010-present); Member, Governing Council, Independent Directors Council (2013-present); Governor, Board of Governors, Investment Company Institute (2018-present).

Former: Member, Executive Committee, Independent Directors Council (2016-2018); Vice President, Manager and Portfolio Manager, Nuveen Asset Management (1998-1999); Vice President, Nuveen Investment Advisory Corp. (1992-1999); Vice President and Manager, Nuveen Unit Investment Trusts (1991-1999); and Assistant Vice President and Portfolio Manager, Nuveen Unit Investment Trusts (1988-1999), each of John Nuveen & Co., Inc. (1982-1999).

				154

Former: Fiduciary/Claymore Energy Infrastructure Fund (2004-2022); Guggenheim Enhanced Equity Income Fund (2005-2021); Guggenheim Credit Allocation Fund (2013-2021); Western Asset Inflation-Linked Opportunities & Income Fund (2004-2020); Western Asset Inflation-Linked Income Fund (2003-2020).

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 97

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INTERESTED TRUSTEE
Amy J. Lee**** (1961)	Trustee, Vice President and Chief Legal Officer	Since 2018 (Trustee) Since 2014 (Chief Legal Officer) Since 2007 (Vice President)	Current: Interested Trustee, certain other funds in the Fund Complex (2018-present); Chief Legal Officer, certain other funds in the Fund Complex (2014-present); Vice President, certain other funds in the Fund Complex (2007-present); Senior Managing Director, Guggenheim Investments (2012-present). Former: President and Chief Executive Officer, certain other funds in the Fund Complex (2017-2019); Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).	154	Former: Fiduciary/Claymore Energy Infrastructure Fund (2018-2022); Guggenheim Enhanced Equity Income Fund (2018-2021); Guggenheim Credit Allocation Fund (2018-2021).

*	The business address of each Trustee is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, Illinois 60606.
**	Each Trustee serves an indefinite term, until his or her successor is elected and qualified. Time served includes time served in the respective position for the Predecessor Corporation.
***

Each Trustee also serves on the Boards of Trustees of Guggenheim Funds Trust, Guggenheim Variable Funds Trust, Guggenheim Strategy Funds Trust, Guggenheim Taxable Municipal Bond & Investment Grade Debt Trust, Guggenheim Strategic Opportunities Fund, Guggenheim Energy & Income Fund, Guggenheim Active Allocation Fund, Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust and Transparent Value Trust. Messrs. Barnes and Nyberg also serve on the Board of Trustees of Advent Convertible & Income Fund.

****	This Trustee is deemed to be an “interested person” of the Funds under the 1940 Act by reason of her position with the Funds’ Adviser and/or the parent of the Adviser.

98 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years
OFFICERS
Brian E. Binder (1972)	President and Chief Executive Officer	Since 2018

Current: President, Mutual Funds Boards, Guggenheim Investments (2022-present); President and Chief Executive Officer, certain other funds in the Fund Complex (2018-present); President, Mutual Funds Boards, Guggenheim Funds Investment Advisors, LLC and Security Investors, LLC (2018-present); Board Member, Guggenheim Partners Investment Funds plc (2022-present); Board Member, Guggenheim Global Investments plc (2022-present); Board Member of Guggenheim Partners Fund Management (Europe) Limited (2018-present).

Former: Senior Managing Director and Chief Administrative Officer, Guggenheim Investments (2018-2022); Managing Director and President, Deutsche Funds, and Head of US Product, Trading and Fund Administration, Deutsche Asset Management (2013-2018); Managing Director, Chairman of North American Executive Committee and Head of Business Management and Consulting, Invesco Ltd. (2010-2012).

James M. Howley (1972)	Chief Financial Officer, Chief Accounting Officer and Treasurer	Since 2022

Current: Managing Director, Guggenheim Investments (2004-present); Chief Financial Officer, Chief Accounting Officer, and Treasurer, certain other funds in the Fund Complex (2022-present).

Former: Assistant Treasurer, certain other funds in the Fund Complex (2006-2022); Manager, Mutual Fund Administration of Van Kampen Investments, Inc. (1996-2004).

Mark E. Mathiasen (1978)	Secretary	Since 2014	Current: Secretary, certain other funds in the Fund Complex (2007-present); Managing Director, Guggenheim Investments (2007-present).
Glenn McWhinnie (1969)	Assistant Treasurer	Since 2016	Current: Vice President, Guggenheim Investments (2009-present); Assistant Treasurer, certain other funds in the Fund Complex (2016-present).
Michael P. Megaris (1984)	Assistant Secretary	Since 2014	Current: Assistant Secretary, certain other funds in the Fund Complex (2014-present); Managing Director, Guggenheim Investments (2012-present).
Elisabeth Miller (1968)	Chief Compliance Officer	Since 2012

Current: Chief Compliance Officer, certain other funds in the Fund Complex (2012-present); Senior Managing Director, Guggenheim Investments (2012-present); Senior Managing Director, Guggenheim Funds Distributors, LLC (2014-present).

Former: Chief Compliance Officer, Security Investors, LLC and Guggenheim Funds Investment Advisors, LLC (2012-2018); Chief Compliance Officer, Guggenheim

Distributors, LLC (2009-2014); Senior Manager, Security Investors, LLC (2004-2014); Senior Manager, Guggenheim Distributors, LLC (2004-2014).

Margaux Misantone (1978)	AML Officer	Since 2017

Current: Chief Compliance Officer, Security Investors, LLC and Guggenheim Funds Investment Advisors, LLC (2018-present); AML Officer, Security Investors, LLC and certain other funds in the Fund Complex (2017-present); Managing Director, Guggenheim Investments (2015-present).

Former: Assistant Chief Compliance Officer, Security Investors, LLC and Guggenheim Funds Investments Advisors, LLC (2015-2018).

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 99

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(concluded)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years
OFFICERS - concluded
Kimberly J. Scott (1974)	Assistant Treasurer	Since 2014

Current: Director, Guggenheim Investments (2012-present); Assistant Treasurer, certain other funds in the Fund Complex (2012-present).

Former: Financial Reporting Manager, Invesco, Ltd. (2010-2011); Vice President/Assistant Treasurer, Mutual Fund Administration for Van Kampen Investments, Inc./Morgan Stanley Investment Management (2009-2010); Manager of Mutual Fund Administration, Van Kampen Investments, Inc./Morgan Stanley Investment Management (2005-2009).

Bryan Stone (1979)	Vice President	Since 2014

Current: Vice President, certain other funds in the Fund Complex (2014-present); Managing Director, Guggenheim Investments (2013-present).

Former: Senior Vice President, Neuberger Berman Group LLC (2009-2013); Vice President, Morgan Stanley (2002-2009).

Jon Szafran (1989)	Assistant Treasurer	Since 2017

Current: Director, Guggenheim Investments (2017-present); Assistant Treasurer, certain other funds in the Fund Complex (2017-present).

Former: Assistant Treasurer of Henderson Global Funds and Manager of US Fund Administration, Henderson Global Investors (North America) Inc. (“HGINA”), (2017); Senior Analyst of US Fund Administration, HGINA (2014–2017); Senior Associate of Fund Administration, Cortland Capital Market Services, LLC (2013-2014); Experienced Associate, PricewaterhouseCoopers LLP (2012-2013).

*	The business address of each officer is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, Illinois 60606.
**	Each officer serves an indefinite term, until his or her successor is duly elected and qualified.

100 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)

Who We Are

This Privacy Notice describes the data protection practices of Guggenheim Investments. Guggenheim Investments as used herein refers to the affiliated investment management businesses of Guggenheim Partners, LLC: Guggenheim Funds Investment Advisors, LLC, Guggenheim Partners Investment Management, LLC, Guggenheim Funds Distributors, LLC, Security Investors, LLC, Guggenheim Investment Advisors (Europe) Limited, Guggenheim Real Estate, LLC, GS Gamma Advisors, LLC, Guggenheim Partners India Management, LLC, Guggenheim Partners Europe Limited, as well as the funds in the Guggenheim Funds complex (the “Funds”) (“Guggenheim Investments,” “we,” “us,” or “our”).

Guggenheim Partners Investment Management Holdings, LLC, located at 330 Madison Avenue, New York, New York, 10017 is the data controller for your information. The affiliates who are also controllers of certain of your information are: Guggenheim Investment Advisors (Europe) Limited, Guggenheim Partners Europe Limited, Guggenheim Partners, LLC, Guggenheim Funds Investment Advisors, LLC, Guggenheim Partners Investment Management, LLC, Guggenheim Funds Distributors, LLC and Security Investors, LLC, as well as the Funds.

Our Commitment to You

Guggenheim Investments considers your privacy our utmost concern. When you become our client or investor, you entrust us with not only your hard-earned money but also with your personal and financial information. Because we have access to your private information, we hold ourselves to the highest standards in its safekeeping and use. We strictly limit how we share your information with others, whether you are a current or former Guggenheim Investments client or investor.

The Information We Collect About You

We collect certain nonpublic personal information about you from information you provide on applications, other forms, our website, and/or from third parties including investment advisors. This information includes Social Security or other tax identification number, assets, income, tax information, retirement and estate plan information, transaction history, account balance, payment history, bank account information, marital status, family relationships, information that we collect on our website through the use of “cookies,” and other personal information that you or others provide to us. We may also collect such information through your inquiries by mail, e-mail or telephone. We may also collect customer due diligence information, as required by applicable law and regulation, through third party service providers.

How We Handle Your Personal Information

The legal basis for using your information as set out in this Privacy Notice is as follows: (a) use of your personal data is necessary to perform our obligations under any contract with you (such as a contract for us to provide financial services to you); or (b) where use of your personal data is not necessary for performance of a contract, use of your personal data is necessary for our legitimate interests or the legitimate interests of others (for example, to enforce the legal terms governing our services, operate and market our website and other services we offer, ensure safe environments for our personnel and others, make and receive payments, prevent fraud and to know the customer to whom we are providing the services). Some processing is done to comply with applicable law.

In addition to the specific uses described above, we also use your information in the following manner:

●	We use your information in connection with servicing your accounts.

●	We use information to respond to your requests or questions. For example, we might use your information to respond to your customer feedback.

●	We use information to improve our products and services. We may use your information to make our website and products better. We may use your information to customize your experience with us.

●	We use information for security purposes. We may use your information to protect our company and our customers.

●

We use information to communicate with you. For example, we will communicate with you about your account or our relationship. We may contact you about your feedback. We might also contact you about this Privacy Notice. We may also enroll you in our email newsletter.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 101

GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)(continued)

●	We use information as otherwise permitted by law, as we may notify you.

●

Aggregate/Anonymous Data. We may aggregate and/or anonymize any information collected through the website so that such information can no longer be linked to you or your device (“Aggregate/Anonymous Information”). We may use Aggregate/Anonymous Information for any purpose, including without limitation for research and marketing purposes, and may also share such data with any third parties, including advertisers, promotional partners, and sponsors.

We do not sell information about current or former clients or their accounts to third parties. Nor do we share this information, except when necessary to complete transactions at your request, to make you aware of investment products and services that we or our affiliates offer, or as permitted or required by law.

We provide information about you to companies and individuals not affiliated with Guggenheim Investments to complete certain transactions or account changes, or to perform services for us related to your account. For example, if you ask to transfer assets from another financial institution to Guggenheim Investments, we must provide certain information about you to that company to complete the transaction. We provide the third party with only the information necessary to carry out its responsibilities and only for that purpose. And we require these third parties to treat your private information with the same high degree of confidentiality that we do. To alert you to other Guggenheim Investments products and services, we share your information within our family of affiliated companies. You may limit our sharing with affiliated companies as set out below. We may also share information with any successor to all or part of our business, or in connection with steps leading up to a merger or acquisition. For example, if part of our business was sold we may give customer information as part of that transaction. We may also share information about you with your consent.

We will release information about you if you direct us to do so, if we are compelled by law to do so, or in other circumstances as permitted by law (for example, to protect your account from fraud).

If you close your account(s) or become an inactive client or investor, we will continue to adhere to the privacy policies and practices described in this notice.

Opt-Out Provisions and Your Data Choices

The law allows you to “opt out” of certain kinds of information sharing with third parties. We do not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.

When you are no longer our client or investor, we continue to share your information as described in this notice, and you may contact us at any time to limit our sharing by sending an email to CorporateDataPrivacy@GuggenheimPartners.com.

European Union Data Subjects and certain others: In addition to the choices set forth above, residents of the European Union and certain other jurisdictions have certain rights to (1) request access to or rectification or deletion of information we collect about them, (2) request a restriction on the processing of their information, (3) object to the processing of their information, or (4) request the portability of certain information. To exercise these or other rights, please contact us using the contact information below. We will consider all requests and provide our response within the time period stated by applicable law. Please note, however, that certain information may be exempt from such requests in some circumstances, which may include if we need to keep processing your information for our legitimate interests or to comply with a legal obligation. We may request you provide us with information necessary to confirm your identity before responding to your request.

Residents of France and certain other jurisdictions may also provide us with instructions regarding the manner in which we may continue to store, erase and share your information after your death, and where applicable, the person you have designated to exercise these rights after your death.

102 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)(concluded)

How We Protect Privacy Online

We take steps to protect your privacy when you use our web site – www.guggenheiminvestments.com – by using secure forms of online communication, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These safeguards vary based on the sensitivity of the information that we collect and store. However, we cannot and do not guarantee that these measures will prevent every unauthorized attempt to access, use, or disclose your information since despite our efforts, no Internet and/or other electronic transmissions can be completely secure. Our web site uses “http cookies”—tiny pieces of information that we ask your browser to store. We use cookies for session management and security features on the Guggenheim Investments web site. We do not use them to pull data from your hard drive, to learn your e-mail address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the legal information area on our web site for more details about web site security and privacy features.

How We Safeguard Your Personal Information and Data Retention

We restrict access to nonpublic personal information about you to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

We keep your information for no longer than necessary for the purposes for which it is processed. The length of time for which we retain information depends on the purposes for which we collected and use it and/or as required to comply with applicable laws. Information may persist in copies made for backup and business continuity purposes for additional time.

International Visitors

If you are not a resident of the United States, please be aware that your information may be transferred to, stored and processed in the United States where our servers are located and our databases are operated. The data protection and other laws of the United States and other countries might not be as comprehensive as those in your country.

In such cases, we ensure that a legal basis for such a transfer exists and that adequate protection is provided as required by applicable law, for example, by using standard contractual clauses or by transferring your data to a jurisdiction that has obtained an adequacy finding. Individuals whose data may be transferred on the basis of standard contractual clauses may contact us as described below.

We’ll Keep You Informed

If you have any questions or concerns about how we treat your personal data, we encourage you to consult with us first. You may also contact the relevant supervisory authority.

We reserve the right to modify this policy at any time and will inform you promptly of material changes. You may access our privacy policy from our web site at www.guggenheiminvestments.com. Should you have any questions regarding our privacy policy, contact us by email at CorporateDataPrivacy@GuggenheimPartners.com.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 103

This page intentionally left blank.

This page intentionally left blank.

3.31.2023

Guggenheim Funds Semi-Annual Report

Guggenheim SMid Cap Value Fund

GuggenheimInvestments.com	SBMCV-SEMI-0323x0923

GUGGENHEIM

Fast, Convenient, and Secure

Sign up for eDelivery from Guggenheim

Guggenheim's eDelivery service allows you to waive postal delivery and provides a fast, convenient, and secure way to access your account documents and shareholder communications such as statements, confirmations, prospectuses, and annual and semi-annual reports.

With Guggenheim's eDelivery service, you can:

- Receive important account information faster
- Reduce the chance of mail fraud and identity theft
- Positively impact the environment
- Increase shareholder value by reducing printing and mailing costs

For more information, visit *GuggenheimInvestments.com/eDelivery* or call our Client Services group at 800 820 0888.

It's easy to enroll:

To register your account and begin receiving some or all of your shareholder communications electronically, follow these simple steps:

1. **Go to** *GuggenheimInvestments.com/myaccount*

   If you are a new user, you can also establish your User ID and password here.
2. **Log into your account**
3. **Select "Profile" on the left**
4. **Select "Edit Delivery" at the bottom**
5. **Select the eDelivery radio buttons**
6. **Enter your email address, and check the box that you have read the Terms and Conditions**
7. **Hit "Submit"**

GI-GOGREEN-1022 x1023 #54520

Guggenheim Investments eDelivery Service Notice

DEAR SHAREHOLDER	2
ECONOMIC AND MARKET OVERVIEW	3
ABOUT SHAREHOLDERS’ FUND EXPENSES	5
SMID CAP VALUE FUND	8
NOTES TO FINANCIAL STATEMENTS	23
OTHER INFORMATION	32
INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	33
GUGGENHEIM INVESTMENTS PRIVACY NOTICE	42

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 1

March 31, 2023

Dear Shareholder:

Security Investors, LLC (the “Investment Adviser”) is pleased to present the shareholder report for Guggenheim SMid Cap Value Fund (the “Fund”) for the semiannual period ended March 31, 2023 (the “Reporting Period”).

The Investment Adviser is part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC (“Guggenheim”), a global, diversified financial services firm.

Guggenheim Funds Distributors, LLC is the distributor of the Funds. Guggenheim Funds Distributors, LLC is affiliated with Guggenheim and the Investment Adviser.

We encourage you to read the Economic and Market Overview section of the report, which follows this letter.

We are committed to providing innovative investment solutions and appreciate the trust you place in us.

Sincerely,

Security Investors, LLC,

Guggenheim Partners Investment Management, LLC,

April 30, 2023

Read a prospectus and summary prospectus (if available) carefully before investing. It contains the investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at guggenheiminvestments.com or call 800.820.0888.

This material is not intended as a recommendation or as investment advice of any kind, including in connection with rollovers, transfers, and distributions. Such material is not provided in a fiduciary capacity, may not be relied upon for or in connection with the making of investment decisions, and does not constitute a solicitation of an offer to buy or sell securities. All content has been provided for informational or educational purposes only and is not intended to be and should not be construed as legal or tax advice and/or a legal opinion. Always consult a financial, tax and/ or legal professional regarding your specific situation.

SMid Cap Value Fund may not be suitable for all investors. ● An investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money. ● The intrinsic value of the underlying stocks may never be realized, or the stock may decline in value. ● Investments in small- and/or mid-sized company securities may present additional risks such as less predictable earnings, higher volatility and less liquidity than larger, more established companies. ● It is important to note that the Fund is not guaranteed by the U.S. government. ● Please read the prospectus for more detailed information regarding these and other risks.

2 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ECONOMIC AND MARKET OVERVIEW (Unaudited)	March 31, 2023

Developments in March 2023 highlighted the increasingly difficult place in which the U.S. Federal Reserve (the “Fed”) and other central banks find themselves as they work toward restoring price stability and maintaining financial stability. The collapse of Silicon Valley Bank and Signature Bank prompted banks to rush for liquidity support from the Fed, totaling $165 billion in the immediate aftermath. Overseas, the Swiss National Bank provided the equivalent of $54 billion in emergency liquidity to Credit Suisse before a deal was struck with rival UBS to buy it for $3.25 billion.

Heightened concerns about further bank stress and central banks’ ability to continue aggressively tightening monetary policy weighed heavily on market-implied expectations for the path of policy rates. Nevertheless, in March 2023 the Fed raised rates by 25 basis points and the European Central Bank raised rates by 50 basis points. One basis point equals 0.01%. We expect central banks will continue to raise rates over the next few months in their continuing effort to bring inflation to heel, despite the cracks in financial stability that are beginning to show.

While markets were volatile, data releases indicated that the U.S. economy is still on a relatively firm footing. March job growth came in at 236,000, well above the level needed to keep the unemployment rate from rising. Housing data has surprised to the upside, likely in response to the recent softening of mortgage rates. Meanwhile, the S&P Global U.S. composite Purchasing Managers’ Index (“PMI”) rose to a 10-month high, with strength especially evident in sub-indices for the service sector. Forward-looking data looks more concerning, however, with the Leading Economic Index turning down further, initial signs of job loss in the most cyclical and interest rate sensitive sectors, and business surveys souring on the economic outlook and plans for spending and hiring.

The Fed acknowledged in its March 2023 Federal Open Market Committee meeting statement that a contraction of credit emanating from volatility in the banking sector was likely to create new headwinds for the economy. In recognition of this new risk, the Fed’s updated Summary of Economic Projections showed a small downward revision of real gross domestic product growth this year, from 0.5 percent to 0.4 percent, followed by a larger downward revision for next year, from 1.6 percent to 1.2 percent. We continue to expect a recession could begin midway through the year.

For the Reporting Period, the S&P 500® Index* returned 15.62%. The MSCI Europe-Australasia-Far East (“EAFE”) Index* (gross) returned 27.52%. The return of the MSCI Emerging Markets Index* (gross) was 14.20%.

In the bond market, the Bloomberg U.S. Aggregate Bond Index* posted a 4.89% return for the Reporting Period, while the Bloomberg U.S. Corporate High Yield Index* returned 7.89%. The return of the ICE Bank of America (“BofA”) 3-Month U.S. Treasury Bill Index* was 1.94% for the six-month period.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 3

ECONOMIC AND MARKET OVERVIEW (Unaudited)(concluded)	March 31, 2023

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

*Index Definitions:

The following indices are referenced throughout this report. Indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees, or expenses.

Bloomberg U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, mortgage-backed securities or “MBS” (agency fixed-rate and hybrid adjustable-rate mortgage, or “ARM”, pass-throughs), asset-backed securities (“ABS”), and commercial mortgage-backed securities (“CMBS”) (agency and non-agency).

Bloomberg U.S. Corporate High Yield Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB +/BB + or below.

ICE BofA 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

Russell 2500® Value Index measures the performance of the small-to mid-cap value segment of the U.S. equity universe. It includes those Russell 2500 companies with lower price-to-book ratios and lower forecasted growth values.

S&P 500® is a broad-based index, the performance of which is based on the performance of 500 widely held common stocks chosen for market size, liquidity, and industry group representation.

4 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses, and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, other distributions, and exchange fees, and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning September 30, 2022 and ending March 31, 2023.

The following tables illustrate the Fund’s costs in two ways:

Table 1. Based on actual Fund return: This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fifth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return: This section is intended to help investors compare a fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 5

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(continued)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges (“CDSC”) on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about the Fund’s expenses, including annual expense ratios for periods up to five years (subject to the Fund’s inception date), can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus.

6 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(concluded)

	Expense Ratio[1]	Fund Return	Beginning Account Value September 30, 2022	Ending Account Value March 31, 2023	Expenses Paid During Period[2]
Table 1. Based on actual Fund return[3]
A-Class	1.14%	13.88%	$ 1,000.00	$ 1,138.80	$ 6.08
C-Class	2.02%	13.36%	1,000.00	1,133.60	10.75
P-Class	1.22%	13.85%	1,000.00	1,138.50	6.50
Institutional Class	0.98%	14.02%	1,000.00	1,140.20	5.23

Table 2. Based on hypothetical 5% return (before expenses)
A-Class	1.14%	5.00%	$ 1,000.00	$ 1,019.25	$ 5.74
C-Class	2.02%	5.00%	1,000.00	1,014.86	10.15
P-Class	1.22%	5.00%	1,000.00	1,018.85	6.14
Institutional Class	0.98%	5.00%	1,000.00	1,020.04	4.94

[1]	Annualized and excludes expenses of the underlying funds in which the Fund invests, if any.
[2]

Expenses are equal to the Fund’s annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

[3]	Actual cumulative return at net asset value for the period September 30, 2022 to March 31, 2023.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 7

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 31, 2023

SMID CAP VALUE FUND

OBJECTIVE: Seeks long-term growth of capital.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	May 1, 1997
C-Class	January 29, 1999
P-Class	May 1, 2015
Institutional Class	January 3, 2020

Ten Largest Holdings	(% of Total Net Assets)
Pioneer Natural Resources Co.	3.8%
Unum Group	2.3%
Ingredion, Inc.	2.3%
Evolent Health, Inc. — Class A	2.0%
Bunge Ltd.	2.0%
Euronet Worldwide, Inc.	1.9%
Graphic Packaging Holding Co.	1.8%
OGE Energy Corp.	1.8%
Pinnacle West Capital Corp.	1.7%
Prosperity Bancshares, Inc.	1.7%
Top Ten Total	21.3%

“Ten Largest Holdings” excludes any temporary cash investments.

8 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(concluded)	March 31, 2023

Average Annual Returns*

Periods Ended March 31, 2023

	6 Month†	1 Year	5 Year	10 Year
A-Class Shares	13.88%	(3.38%)	7.29%	7.97%
A-Class Shares with sales charge‡	8.49%	(7.96%)	6.25%	7.45%
C Class Shares	13.36%	(4.20%)	6.40%	7.12%
C-Class Shares with CDSC§	12.36%	(5.08%)	6.40%	7.12%
Institutional Class Shares[1]	14.02%	(3.22%)	7.62%	8.29%
Russell 2500 Value Index	10.73%	(10.53%)	5.61%	7.72%

	6 Month†	1 Year	5 Year	Since Inception (05/01/15)
P-Class Shares	13.85%	(3.44%)	7.20%	7.99%
Russell 2500 Value Index	10.73%	(10.53%)	5.61%	6.41%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Russell 2500 Value Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

[1]

The Institutional Class shares commenced operations on January 3, 2020 in connection with the reorganization of the SMid Cap Value Institutional Fund. The performance of the Institutional Class shares of the Fund for periods prior to January 3, 2020 reflects the performance of the Guggenheim SMid Cap Value Institutional Fund. The returns for the SMid Cap Value Institutional Fund have not been restated to reflect the fees and expenses applicable to the Institutional Class shares of the Fund. The SMid Cap Value Institutional Fund commenced operations on July 11, 2008.

†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 9

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023
SMID CAP VALUE FUND

	Shares	Value
COMMON STOCKS† - 96.9%

Industrial - 23.4%
Graphic Packaging Holding Co.	279,720	$7,130,063
Curtiss-Wright Corp.	37,616	6,630,196
Littelfuse, Inc.	23,620	6,332,286
Kirby Corp.*	90,242	6,289,867
Knight-Swift Transportation Holdings, Inc.	99,408	5,624,505
Teledyne Technologies, Inc.*	11,570	5,175,955
Arcosa, Inc.	81,506	5,143,844
MDU Resources Group, Inc.	160,895	4,904,079
Johnson Controls International plc	76,754	4,622,126
Daseke, Inc.*	576,933	4,459,692
PGT Innovations, Inc.*	161,297	4,050,168
Mercury Systems, Inc.*	62,061	3,172,558
Summit Materials, Inc. — Class A*	104,926	2,989,342
GATX Corp.	27,068	2,978,021
Coherent Corp.*	72,415	2,757,563
Terex Corp.	56,576	2,737,147
Esab Corp.	41,571	2,455,599
Advanced Energy Industries, Inc.	24,186	2,370,228
Park Aerospace Corp.	174,887	2,352,230
EnerSys	26,876	2,334,987
Plexus Corp.*	22,485	2,193,862
Sonoco Products Co.	34,129	2,081,869
Stoneridge, Inc.*	82,637	1,545,312
AZEK Company, Inc.*	52,347	1,232,248
Total Industrial		91,563,747

Financial - 19.8%
Unum Group	228,069	9,022,410
Prosperity Bancshares, Inc.	108,788	6,692,638
Physicians Realty Trust REIT	382,791	5,715,070
Old Republic International Corp.	178,191	4,449,429
First Merchants Corp.	132,480	4,365,216
Texas Capital Bancshares, Inc.*	83,797	4,102,701
Axis Capital Holdings Ltd.	70,346	3,835,264
Stifel Financial Corp.	61,030	3,606,263
Voya Financial, Inc.	50,320	3,595,867
Sun Communities, Inc. REIT	24,554	3,459,167
Alexandria Real Estate Equities, Inc. REIT	27,079	3,400,851
First American Financial Corp.	57,283	3,188,372
Apple Hospitality REIT, Inc. REIT	191,498	2,972,049
Hancock Whitney Corp.	77,597	2,824,531
Old National Bancorp	186,883	2,694,853
Gaming and Leisure Properties, Inc. REIT	46,248	2,407,671
STAG Industrial, Inc. REIT	62,191	2,103,300
Stewart Information Services Corp.	49,893	2,013,182
United Bankshares, Inc.	49,223	1,732,649
Wintrust Financial Corp.	23,588	1,720,745
First Hawaiian, Inc.	76,443	1,577,019
United Community Banks, Inc.	52,768	1,483,836
Heritage Insurance Holdings, Inc.	146,821	452,209
Total Financial		77,415,292

10 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
SMID CAP VALUE FUND

	Shares	Value
Consumer, Non-cyclical - 15.4%
Ingredion, Inc.	87,551	$8,906,563
Bunge Ltd.	82,139	7,845,917
Euronet Worldwide, Inc.*	66,598	7,452,316
Encompass Health Corp.	96,089	5,198,415
Henry Schein, Inc.*	59,134	4,821,786
Integer Holdings Corp.*	53,596	4,153,690
Central Garden & Pet Co. — Class A*	100,456	3,924,816
Enovis Corp.*	63,654	3,404,853
LivaNova plc*	65,092	2,836,709
Certara, Inc.*	109,254	2,634,114
Quest Diagnostics, Inc.	15,093	2,135,358
ICF International, Inc.	19,374	2,125,328
Azenta, Inc.*	33,889	1,512,127
Jazz Pharmaceuticals plc*	7,906	1,156,885
Pacira BioSciences, Inc.*	26,794	1,093,463
Ironwood Pharmaceuticals, Inc. — Class A*	101,303	1,065,708
Total Consumer, Non-cyclical		60,268,048

Consumer, Cyclical - 9.2%
H&E Equipment Services, Inc.	143,776	6,359,213
MSC Industrial Direct Company, Inc. — Class A	75,691	6,358,044
Methode Electronics, Inc.	102,055	4,478,173
Whirlpool Corp.	28,650	3,782,373
Alaska Air Group, Inc.*	75,819	3,181,365
Lear Corp.	14,734	2,055,246
UniFirst Corp.	11,005	1,939,411
Marriott Vacations Worldwide Corp.	13,418	1,809,552
Newell Brands, Inc.	141,095	1,755,222
Leggett & Platt, Inc.	52,314	1,667,770
Meritage Homes Corp.	12,155	1,419,218
Lakeland Industries, Inc.	82,219	1,200,397
Total Consumer, Cyclical		36,005,984

Technology - 8.6%
Evolent Health, Inc. — Class A*	244,973	7,949,374
Teradyne, Inc.	59,776	6,426,518
Science Applications International Corp.	54,403	5,846,146
Leidos Holdings, Inc.	45,214	4,162,401
Silicon Laboratories, Inc.*	20,880	3,655,879
MACOM Technology Solutions Holdings, Inc.*	50,130	3,551,209
Power Integrations, Inc.	25,140	2,127,850
Total Technology		33,719,377

Basic Materials - 7.6%
Westlake Corp.	54,340	6,302,353
Reliance Steel & Aluminum Co.	22,854	5,867,536
Huntsman Corp.	189,411	5,182,285
Avient Corp.	109,330	4,500,023
Ashland, Inc.	41,548	4,267,395
Nucor Corp.	22,336	3,450,242
Total Basic Materials		29,569,834

Energy - 5.9%
Pioneer Natural Resources Co.	72,588	14,825,373
Diamondback Energy, Inc.	29,200	3,946,964
Kinder Morgan, Inc.	112,598	1,971,591
Patterson-UTI Energy, Inc.	116,563	1,363,787

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 11

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
SMID CAP VALUE FUND

	Shares	Value
Ranger Oil Corp. — Class A	22,069	$901,298
HydroGen Corp.*,†††,1	1,265,700	2
Total Energy		23,009,015

Utilities - 4.8%
OGE Energy Corp.	186,889	7,038,240
Pinnacle West Capital Corp.	84,650	6,707,666
Black Hills Corp.	52,292	3,299,625
Spire, Inc.	22,032	1,545,324
Total Utilities		18,590,855

Communications - 2.2%
Ciena Corp.*	92,219	4,843,342
Fox Corp. — Class B	126,041	3,946,344
Total Communications		8,789,686

Total Common Stocks
(Cost $328,806,760)		378,931,838

CONVERTIBLE PREFERRED STOCKS††† - 0.0%
Industrial - 0.0%
Thermoenergy.
Corp*,2	1,652,084	5

Total Convertible Preferred Stocks
(Cost $1,577,635)		5

RIGHTS† - 0.1%
Basic Materials - 0.1%
Pan American Silver Corp.	516,551	284,103

Total Rights
(Cost $—)		284,103

MONEY MARKET FUND† - 2.9%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 4.43%[3]	11,493,795	11,493,795
Total Money Market Fund
(Cost $11,493,795)		11,493,795

Total Investments - 99.9%
(Cost $341,878,190)		$390,709,741
Other Assets & Liabilities, net - 0.1%		546,670
Total Net Assets - 100.0%		$391,256,411

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
[1]	Affiliated issuer.
[2]

PIPE (Private Investment in Public Equity) - Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.

[3]	Rate indicated is the 7-day yield as of March 31, 2023.
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

12 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	March 31, 2023
SMID CAP VALUE FUND

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2023 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$378,931,836	$—	$2	$378,931,838
Convertible Preferred Stocks	—	—	5	5
Rights	284,103	—	—	284,103
Money Market Fund	11,493,795	—	—	11,493,795
Total Assets	$390,709,734	$—	$7	$390,709,741

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments, result in that company being considered an affiliated issuer, as defined in the 1940 Act.

Transactions during the period ended March 31, 2023, in which the company is an affiliated issuer, were as follows:

Security Name	Value 09/30/22	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/23	Shares 03/31/23
Common Stocks
HydroGen Corp. *	$2	$—	$—	$—	$—	$2	1,265,700

*	Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 13

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
SMID CAP VALUE FUND

March 31, 2023

Assets:
Investments in unaffiliated issuers, at value (cost $341,875,659)	$390,709,739
Investments in unaffiliated issuers, at value (cost $2,531)	2
Prepaid expenses	61,779
Receivables:
Dividends	653,176
Fund shares sold	346,171
Interest	40,568
Foreign tax reclaims	303
Total assets	391,811,738

Liabilities:
Overdraft due to custodian bank	2
Payable for:
Management fees	223,994
Fund shares redeemed	151,885
Distribution and service fees	67,062
Printing fees	43,909
Transfer agent fees	36,615
Fund accounting and administration fees	7,542
Due to Investment Adviser	5,211
Trustees’ fees*	1,488
Miscellaneous	17,619
Total liabilities	555,327
Net assets	$391,256,411
Net assets consist of:
Paid in capital	$332,132,206
Total distributable earnings (loss)	59,124,205
Net assets	$391,256,411

A-Class:
Net assets	$290,249,674
Capital shares outstanding	8,254,650
Net asset value per share	$35.16
Maximum offering price per share (Net asset value divided by 95.25%)	$36.91

C-Class:
Net assets	$4,877,060
Capital shares outstanding	227,682
Net asset value per share	$21.42

P-Class:
Net assets	$5,919,607
Capital shares outstanding	169,856
Net asset value per share	$34.85

Institutional Class:
Net assets	$90,210,070
Capital shares outstanding	11,032,350
Net asset value per share	$8.18

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

14 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS (Unaudited)
SMID CAP VALUE FUND

Six Months Ended March 31, 2023

Investment Income:
Dividends	$4,593,679
Interest	171,213
Total investment income	4,764,892

Expenses:
Management fees	1,483,445
Distribution and service fees:
A-Class	367,553
C-Class	26,913
P-Class	7,663
Transfer agent fees:
A-Class	131,758
C-Class	5,979
P-Class	4,570
Institutional Class	45,227
Fund accounting and administration fees	86,619
Professional fees	36,505
Trustees’ fees*	8,414
Line of credit fees	6,088
Custodian fees	4,370
Miscellaneous	52,742
Recoupment of previously waived fees:
A-Class	10,131
C-Class	1,038
P-Class	302
Institutional Class	30,605
Total expenses	2,309,922
Less:
Expenses reimbursed by Adviser:
A-Class	(33,487)
C-Class	(1,481)
P-Class	(89)
Institutional Class	(1,842)
Expenses waived by Adviser	(61,316)
Earnings credits applied	(503)
Total waived/reimbursed expenses	(98,718)
Net expenses	2,211,204
Net investment income	2,553,688

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$9,580,207
Net realized gain	9,580,207
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	37,148,939
Net change in unrealized appreciation (depreciation)	37,148,939
Net realized and unrealized gain	46,729,146
Net increase in net assets resulting from operations	$49,282,834

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 15

STATEMENTS OF CHANGES IN NET ASSETS
SMID CAP VALUE FUND

	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022
Increase (Decrease) in Net Assets from Operations:
Net investment income	$2,553,688	$4,089,634
Net realized gain on investments	9,580,207	35,337,758
Net change in unrealized appreciation (depreciation) on investments	37,148,939	(69,238,366)
Net increase (decrease) in net assets resulting from operations	49,282,834	(29,810,974)

Distributions to shareholders:
A-Class	(15,287,730)	(21,330,395)
C-Class	(400,511)	(847,652)
P-Class	(319,756)	(452,599)
Institutional Class	(17,898,014)	(20,988,300)
Total distributions to shareholders	(33,906,011)	(43,618,946)

Capital share transactions:
Proceeds from sale of shares
A-Class	6,624,105	11,484,211
C-Class	427,030	480,284
P-Class	141,794	1,019,491
Institutional Class	16,167,975	19,826,586
Distributions reinvested
A-Class	14,853,499	20,707,053
C-Class	379,175	813,998
P-Class	319,756	452,599
Institutional Class	13,919,483	16,362,390
Cost of shares redeemed
A-Class	(15,262,299)	(41,110,959)
C-Class	(1,493,552)	(4,830,625)
P-Class	(576,616)	(1,852,112)
Institutional Class	(15,195,733)	(23,566,323)
Net increase (decrease) from capital share transactions	20,304,617	(213,407)
Net increase (decrease) in net assets	35,681,440	(73,643,327)

Net assets:
Beginning of period	355,574,971	429,218,298
End of period	$391,256,411	$355,574,971

16 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS (concluded)
SMID CAP VALUE FUND

	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022
Capital share activity:
Shares sold
A-Class	181,302	307,454
C-Class	19,520	19,865
P-Class	3,895	27,573
Institutional Class	1,858,989	1,899,357
Shares issued from reinvestment of distributions
A-Class	428,425	569,188
C-Class	17,903	35,484
P-Class	9,303	12,544
Institutional Class	1,726,983	1,634,604
Shares redeemed
A-Class	(424,987)	(1,104,633)
C-Class	(67,268)	(200,888)
P-Class	(16,249)	(50,585)
Institutional Class	(1,660,897)	(2,235,401)
Net increase in shares	2,076,919	914,562

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 17

FINANCIAL HIGHLIGHTS
SMID CAP VALUE FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Six Months Ended March 31, 2023[a]	Year Ended Sept. 30, 2022	Year Ended Sept. 30, 2021	Year Ended Sept. 30, 2020	Year Ended Sept. 30, 2019	Year Ended Sept. 30, 2018
Per Share Data
Net asset value, beginning of period	$32.58	$38.00	$26.27	$30.52	$36.20	$35.37
Income (loss) from investment operations:
Net investment income (loss)[b]	.23	.36	.19	.46	.22	.06
Net gain (loss) on investments (realized and unrealized)	4.27	(3.16)	11.54	(3.37)	(1.89)	3.37
Total from investment operations	4.50	(2.80)	11.73	(2.91)	(1.67)	3.43
Less distributions from:
Net investment income	(.22)	(.10)	—	(.26)	(.03)	—
Net realized gains	(1.70)	(2.52)	—	(1.04)	(3.98)	(2.60)
Return of capital	—	—	—	(.04)	—	—
Total distributions	(1.92)	(2.62)	—	(1.34)	(4.01)	(2.60)
Net asset value, end of period	$35.16	$32.58	$38.00	$26.27	$30.52	$36.20

Total Return[c]	13.88%	(8.08%)	44.65%	(10.25%)	(2.51%)	10.05%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$290,250	$262,943	$315,323	$243,072	$335,806	$392,495
Ratios to average net assets:
Net investment income (loss)	1.27%	0.96%	0.53%	1.64%	0.72%	0.17%
Total expenses[d]	1.19%	1.19%	1.20%	1.25%	1.23%	1.26%
Net expenses[e,f,g]	1.14%	1.18%	1.19%	1.24%	1.23%	1.26%
Portfolio turnover rate	15%	39%	34%	41%	45%	54%

18 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS (continued)
SMID CAP VALUE FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

C-Class	Six Months Ended March 31, 2023[a]	Year Ended Sept. 30, 2022	Year Ended Sept. 30, 2021	Year Ended Sept. 30, 2020	Year Ended Sept. 30, 2019	Year Ended Sept. 30, 2018
Per Share Data
Net asset value, beginning of period	$20.41	$24.85	$17.32	$20.48	$26.05	$26.33
Income (loss) from investment operations:
Net investment income (loss)[b]	.04	.01	(.06)	.16	(.02)	(.17)
Net gain (loss) on investments (realized and unrealized)	2.67	(1.93)	7.59	(2.22)	(1.57)	2.49
Total from investment operations	2.71	(1.92)	7.53	(2.06)	(1.59)	2.32
Less distributions from:
Net investment income	—	—	—	(.03)	—	—
Net realized gains	(1.70)	(2.52)	—	(1.04)	(3.98)	(2.60)
Return of capital	—	—	—	(.03)	—	—
Total distributions	(1.70)	(2.52)	—	(1.10)	(3.98)	(2.60)
Net asset value, end of period	$21.42	$20.41	$24.85	$17.32	$20.48	$26.05

Total Return[c]	13.36%	(8.85%)	43.48%	(10.95%)	(3.35%)	9.22%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,877	$5,256	$10,015	$14,276	$31,221	$52,996
Ratios to average net assets:
Net investment income (loss)	0.36%	0.04%	(0.27%)	0.86%	(0.11%)	(0.65%)
Total expenses[d]	2.11%	2.09%	2.05%	2.14%	2.07%	2.03%
Net expenses[e,f,g]	2.02%	2.02%	2.02%	2.07%	2.06%	2.03%
Portfolio turnover rate	15%	39%	34%	41%	45%	54%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 19

FINANCIAL HIGHLIGHTS (continued)
SMID CAP VALUE FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

P-Class	Six Months Ended March 31, 2023[a]	Year Ended Sept. 30, 2022	Year Ended Sept. 30, 2021	Year Ended Sept. 30, 2020	Year Ended Sept. 30, 2019	Year Ended Sept. 30, 2018
Per Share Data
Net asset value, beginning of period	$32.30	$37.67	$26.06	$30.25	$35.94	$35.15
Income (loss) from investment operations:
Net investment income (loss)[b]	.21	.33	.15	.46	.19	.05
Net gain (loss) on investments (realized and unrealized)	4.23	(3.12)	11.46	(3.37)	(1.88)	3.34
Total from investment operations	4.44	(2.79)	11.61	(2.91)	(1.69)	3.39
Less distributions from:
Net investment income	(.19)	(.06)	—	(.20)	(.02)	—
Net realized gains	(1.70)	(2.52)	—	(1.04)	(3.98)	(2.60)
Return of capital	—	—	—	(.04)	—	—
Total distributions	(1.89)	(2.58)	—	(1.28)	(4.00)	(2.60)
Net asset value, end of period	$34.85	$32.30	$37.67	$26.06	$30.25	$35.94

Total Return	13.85%	(8.16%)	44.55%	(10.30%)	(2.61%)	10.03%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,920	$5,584	$6,907	$7,662	$14,165	$19,889
Ratios to average net assets:
Net investment income (loss)	1.18%	0.90%	0.43%	1.64%	0.63%	0.13%
Total expenses[d]	1.26%	1.30%	1.32%	1.33%	1.35%	1.35%
Net expenses[e,f,g]	1.22%	1.26%	1.28%	1.31%	1.32%	1.28%
Portfolio turnover rate	15%	39%	34%	41%	45%	54%

20 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS (continued)
SMID CAP VALUE FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Institutional Class	Six Months Ended March 31, 2023[a]	Year Ended Sept. 30, 2022	Year Ended Sept. 30, 2021	Period Ended Sept. 30, 2020[h]
Per Share Data
Net asset value, beginning of period	$8.98	$12.42	$8.57	$10.20
Income (loss) from investment operations:
Net investment income (loss)[b]	.06	.12	.08	.11
Net gain (loss) on investments (realized and unrealized)	1.17	(.82)	3.77	(1.74)
Total from investment operations	1.23	(.70)	3.85	(1.63)
Less distributions from:
Net investment income	(.33)	(.22)	—	—
Net realized gains	(1.70)	(2.52)	—	—
Total distributions	(2.03)	(2.74)	—	—
Net asset value, end of period	$8.18	$8.98	$12.42	$8.57

Total Return	14.02%	(7.93%)	44.92%	(15.98%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$90,210	$81,792	$96,973	$60,783
Ratios to average net assets:
Net investment income (loss)	1.43%	1.14%	0.70%	1.87%
Total expenses[d]	1.02%	1.03%	1.06%	1.09%
Net expenses[e,f,g]	0.98%	1.01%	1.02%	1.03%
Portfolio turnover rate	15%	39%	34%	41%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 21

FINANCIAL HIGHLIGHTS (concluded)
SMID CAP VALUE FUND

[a]	Unaudited figures for the period ended March 31, 2023. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]	The portion of the ratios of net expenses to average net assets attributable to recoupments of prior fee reductions or expense reimbursements for the years presented was as follows:

	03/31/23[a]	09/30/22	09/30/21	09/30/20	09/30/19
A-Class	0.01%	0.01%	0.00%	0.00%*	0.00%*
C-Class	0.04%	0.00%*	0.00%*	0.00%*	0.01%
P-Class	0.01%	0.02%	0.07%	0.01%	0.04%
Institutional Class	0.07%	0.00%*	0.00%	0.00%*,h	N/A

*	Less than 0.01%

[g]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

	03/31/23[a]	09/30/22	09/30/21	09/30/20	09/30/19
A-Class	1.14%	1.18%	1.19%	1.24%	1.23%
C-Class	2.02%	2.02%	2.01%	2.07%	2.06%
P-Class	1.22%	1.25%	1.28%	1.30%	1.32%
Institutional Class	0.98%	1.01%	1.02%	1.03%[h]	N/A

[h]	Since commencement of operations: January 3, 2020. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

22 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization

Guggenheim Funds Trust (the “Trust”), a Delaware statutory trust, is registered under the Investment Company Act of 1940 (“1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate fund. The Trust may issue an unlimited number of authorized shares. The Trust accounts for the assets of each fund separately.

The Trust offers a combination of five separate classes of shares: A-Class shares, C-Class shares, P-Class shares, R6-Class shares and Institutional Class shares. Sales of shares of each Class are made without a front-end sales charge at the net asset value per share (“NAV”), with the exception of A-Class shares. A-Class shares are sold at the NAV, plus the applicable front-end sales charge. The sales charge varies depending on the amount purchased. A-Class share purchases of $1 million or more are exempt from the front-end sales charge but have a 1% contingent deferred sales charge (“CDSC”), if shares are redeemed within 12 months of purchase. C-Class shares have a 1% CDSC if shares are redeemed within 12 months of purchase. C-Class shares automatically convert to A-Class shares on or about the 10th day of the month following the 8-year anniversary of the purchase of the C-Class shares. This conversion will be executed without any sales charge, fee or other charge. After the conversion is completed, the shares will be subject to all features and expenses of A-Class shares. Institutional Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, endowments, foundations and corporations. Institutional Class shares require a minimum initial investment of $2 million and a minimum account balance of $1 million. R6-Class shares are offered primarily through qualified retirement and benefit plans. R6-Class shares are also offered through certain other plans and platforms sponsored by financial intermediaries. Certain institutional investors and others deemed appropriate by Guggenheim Investments (“GI”) may also be eligible to purchase R6-Class shares subject to a $2 million minimum initial investment. At March 31, 2023, the Trust consisted of nineteen funds (the “Funds”).

This report covers the Guggenheim SMid Cap Value Fund (the “Fund”), a diversified investment company. At March 31, 2023, A-Class, C-Class, P-Class and Institutional Class shares have been issued by the Fund.

Security Investors, LLC, which operates under the name Guggenheim Investments (“GI” or the “Adviser”), provides advisory services. Guggenheim Funds Distributors, LLC (“GFD”) acts as principal underwriter for the Trust. GI and GFD are affiliated entities.

Significant Accounting Policies

The Fund operates as an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 23

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The NAV of each Class of the Fund is calculated by dividing the market value of the Fund’s securities and other assets, less all liabilities, attributable to the Class by the number of outstanding shares of the Class.

(a) Valuation of Investments

The Board of Trustees of the Fund (the “Board”) has adopted policies and procedures for the valuation of the Fund’s investments (the “Valuation Procedures”). The U.S. Securities and Exchange Commission (the “SEC”) adopted Rule 2a-5 under the 1940 Act (“Rule 2a-5”) which establishes requirements for determining fair value in good faith and became effective September 8, 2022. Rule 2a-5 also defines “readily available market quotations” for purposes of the 1940 Act and establishes requirements for determining whether a fund must fair value a security in good faith.

Pursuant to Rule 2a-5, the Board has designated the Adviser as the valuation designee to perform fair valuation determinations for the Fund with respect to all Fund investments and other assets. As the Fund’s valuation designee pursuant to Rule 2a-5, the Adviser has adopted separate procedures (the “Valuation Designee Procedures”) reasonably designed to prevent violations of the requirements of Rule 2a-5 and Rule 31a-4. The Adviser, in its role as valuation designee, utilizes the assistance of a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), in determining the fair value of the Fund’s securities and other assets.

Valuations of the Fund’s securities and other assets are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Adviser, with the assistance of the Valuation Committee, convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Adviser, consistent with the monitoring and review responsibilities set forth in the Valuation Designee Procedures, regularly reviews the appropriateness of the inputs, methods, models and assumptions employed by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, the investment is fair valued by the Adviser.

24 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Equity securities listed or traded on a recognized U.S. securities exchange or the National Association of Securities Dealers Automated Quotations (“NASDAQ”) National Market System shall generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ official closing price, which may not necessarily represent the last sale price.

Open-end investment companies are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds and closed-end investment companies are generally valued at the last quoted sale price.

Investments for which market quotations are not readily available are fair valued as determined in good faith by the Adviser. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value”. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis.

(b) Foreign Taxes

The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income and foreign taxes on capital gains from sales of investments are included with the net realized gain (loss) on investments. Foreign taxes payable or deferred as of March 31, 2023, if any, are disclosed in the Fund’s Statement of Assets and Liabilities.

(c) Security Transactions

Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as a reduction to cost if the securities are still held and as realized gains if no longer held in the Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries, if any. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Dividend income from Real Estate Investment Trusts (“REITs”) is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 25

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

or reclassified to realized gains. The actual amounts of income, return of capital, and realized gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

(d) Distributions

Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Dividends are reinvested in additional shares, unless shareholders request payment in cash. Distributions are recorded on the ex-dividend date and are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

(e) Class Allocations

Interest and dividend income, most expenses, all realized gains and losses, and all unrealized appreciation and depreciation are allocated to the classes based upon the value of the outstanding shares in each Class. Certain costs, such as distribution and service fees are charged directly to specific classes. In addition, certain expenses have been allocated to the individual Funds in the Trust based on the respective net assets of each Fund included in the Trust.

(f) Earnings Credits

Under the fee arrangement with the custodian, the Fund may earn credits based on overnight custody cash balances. These credits are utilized to reduce related custodial expenses. The custodian fees disclosed in the Statement of Operations are before the reduction in expense from the related earnings credits, if any. Earnings credits for the period ended March 31, 2023, are disclosed in the Statement of Operations.

(g) Cash

The Fund may leave cash overnight in its cash account with the custodian. Periodically, the Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate, which was 4.83% at March 31, 2023.

(h) Indemnifications

Under the Fund’s organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

26 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Note 2 – Investment Advisory Agreement and Other Agreements

Under the terms of an investment advisory contract, the Fund pays GI investment advisory fees calculated at an annualized rate of 0.75% of the average daily net assets of the Fund.

GI pays operating expenses on behalf of the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, among others, on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets.

The Board has adopted Distribution Plans related to the offering of A-Class, C-Class and P-Class shares pursuant to Rule 12b-1 under the 1940 Act. The plans provide for payments at an annual rate of 0.25% of the average daily net assets of the Fund’s A-Class and P-Class shares, and 1.00% of the average daily net assets of the Fund’s C-Class shares.

The investment advisory contract for the Fund provides that the total expenses be limited to a percentage of average net assets for each class of shares, exclusive of brokerage costs, dividends or interest on securities sold short, expenses of other investment companies in which the Fund invests, interest, taxes, litigation, indemnification and extraordinary expenses. The limits are listed below:

	Limit	Effective Date	Contract End Date
A-Class	1.30%[1]	01/03/20	02/01/24
C-Class	2.05%[1]	01/03/20	02/01/24
P-Class	1.30%[1]	01/03/20	02/01/24
Institutional Class	1.05%	01/03/20	02/01/24

[1]	Prior to January 3, 2020, the expense limit for A-Class, C-Class and P-Class shares of the Fund was 1.42%, 2.12% and 1.32%, respectively.

GI is entitled to reimbursement by the Fund for fees waived or expenses reimbursed during any of the previous 36 months, beginning on the date of the expense limitation agreement, if on any day the estimated operating expenses are less than the indicated percentages. For purposes of this arrangement, GI is entitled to recoupment of previously waived fees or reimbursed expenses for 36 months from the date of the waiver or reimbursement by GI. At March 31, 2023, the amount of fees waived or expenses reimbursed that are subject to recoupment are presented in the following table:

	2023	2024	2025	2026	Total
A-Class	$—	$—	$1,354	$33,487	$34,841
C-Class	14,897	4,260	4,648	1,481	25,286
P-Class	2,321	2,971	2,276	89	7,657
Institutional Class	—	22,309	17,866	1,842	42,017

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 27

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

During the period ended March 31, 2023, GI recouped $42,076 from the Fund.

For the period ended March 31, 2023, GFD retained sales charges of $72,447 relating to sales of A-Class shares of the Trust.

Certain trustees and officers of the Trust are also officers of GI and/or GFD. The Trust does not compensate its officers or trustees who are officers, directors and/or employees of GI or GFD.

MUFG Investor Services (US), LLC (“MUIS”) acts as the Fund’s administrator, transfer agent and accounting agent. As administrator, transfer agent and accounting agent, MUIS maintains the books and records of the Fund’s securities and cash. The Bank of New York Mellon Corp. (“BNY”) acts as the Fund’s custodian. As custodian, BNY is responsible for the custody of the Fund’s assets. For providing the aforementioned administrative and accounting services, MUIS is entitled to receive a monthly fee equal to a percentage of the Fund’s average daily net assets and out of pocket expenses. For providing the aforementioned transfer agent and custodian services, MUIS and BNY are entitled to receive a monthly fee based on the number of transactions during the month and the number of accounts under management, subject to certain minimum monthly fees, and out of pocket expenses.

Note 3 – Federal Income Tax Information

The Fund intends to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Fund from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund’s U.S. federal income tax returns are subject to examination by the Internal Revenue Service (“IRS”) for a period of three years after they are filed.

28 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

At March 31, 2023, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation/ (Depreciation)
$342,001,724	$69,067,844	$(20,359,827)	$48,708,017

Note 4 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 —	unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 —	significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 —	significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

Rule 2a-5 sets forth a definition of “readily available market quotations,” which is consistent with the definition of a Level 1 input under U.S. GAAP. Rule 2a-5 provides that “a market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.”

Securities for which market quotations are not readily available must be valued at fair value as determined in good faith. Accordingly, any security priced using inputs other than Level 1 inputs will be subject to fair value requirements.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 29

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The inputs or methodologies selected and applied for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability, appropriateness and accuracy of the techniques, methodologies and sources employed to determine fair valuation are periodically reviewed and subject to change.

Note 5 – Securities Transactions

For the period ended March 31, 2023, the cost of purchases and proceeds from sales of investment securities, excluding government securities, short-term investments and derivatives, were as follows:

Purchases	Sales
$57,150,492	$68,328,942

Note 6 – Line of Credit

The Trust, along with other affiliated trusts, secured a 364-day committed, $1,230,000,000 line of credit from Citibank, N.A., which was in place through September 30, 2022, at which time the line of credit was renewed as a 364-day committed, $1,150,000,000 line of credit. A Fund may draw (borrow) from the line of credit as a temporary measure for emergency purposes, to facilitate redemption requests, or for other short-term liquidity purposes consistent with the Fund’s investment objective and program. For example, it may be advantageous for the Fund to borrow money rather than sell existing portfolio positions to meet redemption requests. Fees related to borrowings, if any, vary under this arrangement between the greater of Citibank’s “base rate”, SOFR plus 1%, or the federal funds rate plus 1/2 of 1%.

The commitment fee that may be paid by the Funds is at an annualized rate of 0.15% of the average daily amount of its allocated unused commitment amount. The commitment fee amount is allocated to the individual Funds based on the respective net assets of each participating Fund and is referenced in the Statement of Operations under “Line of credit fees”. The Fund did not have any borrowings under this agreement as of and for the period ended March 31, 2023.

Note 7 – Market Risks

The value of, or income generated by, the investments held by the Fund are subject to the possibility of rapid and unpredictable fluctuation, and loss that may result from various factors. These factors include, among others, developments affecting individual companies, or from broader influences, including real or perceived changes in prevailing interest rates (which have since risen and may continue to rise), changes in inflation rates or expectations about inflation rates (which are currently elevated relative to normal conditions), adverse investor confidence or sentiment, changing economic, political (including geopolitical), social or financial market conditions, increased instability or general uncertainty, environmental disasters, governmental actions, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, actual or threatened wars or other armed conflicts (such as the current

30 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(concluded)

Russia-Ukraine conflict and its risk of expansion or collateral economic and other effects) or ratings downgrades, and other similar events, each of which may be temporary or last for extended periods. Moreover, changing economic, political, geopolitical, social, financial market or other conditions in one country or geographic region could adversely affect the value, yield and return of the investments held by the Fund in a different country or geographic region, economy, and market because of the increasingly interconnected global economies and financial markets. The duration and extent of the foregoing types of factors or conditions are highly uncertain and difficult to predict and have in the past, and may in the future, cause volatility and distress in economies and financial markets or other adverse circumstances, which may negatively affect the value of the Fund’s investments and performance of the Fund.

Note 8 – Subsequent Events

The Fund evaluated subsequent events through the date the financial statements are issued and determined there were no material events that would require adjustment to or disclosure in the Fund’s financial statements.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 31

OTHER INFORMATION (Unaudited)

Delivery of Shareholder Reports

Paper copies of the Fund’s annual and semi-annual shareholder reports are not sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary. Instead, the reports are made available on a website, and you are notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future shareholder reports in paper free of charge. If you hold shares of the Fund directly, you can inform the Fund that you wish to receive paper copies of reports by calling 800.820.0888. If you hold shares of the Fund through a financial intermediary, please contact the financial intermediary to make this election. Your election to receive reports in paper may apply to all Guggenheim Funds in which you are invested and may apply to all Guggenheim funds held with your financial intermediary.

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Sector Classification

Information in the Schedule of Investments is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. The Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Fund usually classifies sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The Fund’s Forms N-PORT and N-Q are available on the SEC’s website at https://www.sec.gov. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 800.820.0888.

32 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

A Board of Trustees oversees the Trust, as well as other trusts of GI, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by visiting guggenheiminvestments.com or by calling 800.820.0888.

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INDEPENDENT TRUSTEES
Randall C. Barnes (1951)	Trustee and Chair of the Valuation Oversight Committee	Since 2014 (Trustee) Since 2020 (Chair of the Valuation Oversight Committee)	Current: Private Investor (2001-present). Former: Senior Vice President and Treasurer, PepsiCo, Inc. (1993-1997); President, Pizza Hut International (1991-1993); Senior Vice President, Strategic Planning and New Business Development, PepsiCo, Inc. (1987-1990).	155

Current: Advent Convertible and Income Fund (2005-present); Purpose Investments Funds (2013-present).

Former: Fiduciary/Claymore Energy Infrastructure Fund (2004-2022); Guggenheim Enhanced Equity Income Fund (2005-2021); Guggenheim Credit Allocation Fund (2013-2021).

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 33

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INDEPENDENT TRUSTEES - continued
Angela Brock-Kyle (1959)	Trustee	Since 2019	Current: Founder and Chief Executive Officer, B.O.A.R.D.S. (2013-present); Director, Mutual Fund Directors Forum (2022-present). Former: Senior Leader, TIAA (1987-2012).	154

Current: Bowhead Insurance GP, LLC (2020-present); Hunt Companies, Inc. (2019-present).

Former: Fiduciary/Claymore Energy Infrastructure Fund (2019-2022); Guggenheim Enhanced Equity Income Fund (2019-2021); Guggenheim Credit Allocation Fund (2019-2021); Infinity Property & Casualty Corp. (2014-2018).

Thomas F. Lydon, Jr. (1960)	Trustee and Chair of the Contracts Review Committee	Since 2019 (Trustee) Since 2020 (Chair of the Contracts Review Committee)	Current: President, Global Trends Investments (1996-present); Chief Executive Officer, ETF Flows, LLC (2019-present); Chief Executive Officer, Lydon Media (2016-present); Director, GDX Index Partners, LLC (2021-present); Vice Chairman, VettaFi (2022-present).	154

Current: US Global Investors, Inc. (GROW) (1995-present).

Former: Fiduciary/Claymore Energy Infrastructure Fund (2019-2022); Guggenheim Enhanced Equity Income Fund (2019-2021); Guggenheim Credit Allocation Fund (2019-2021); Harvest Volatility Edge Trust (3) (2017-2019).

34 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INDEPENDENT TRUSTEES - continued
Ronald A. Nyberg (1953)	Trustee and Chair of the Nominating and Governance Committee	Since 2014	Current: Of Counsel, Momkus LLP (2016-present). Former: Partner, Nyberg & Cassioppi, LLC (2000-2016); Executive Vice President, General Counsel, and Corporate Secretary, Van Kampen Investments (1982-1999).	155

Current: Advent Convertible and Income Fund (2003-present); PPM Funds (2) (2018-present); NorthShore-Edward-Elmhurst Health (2012-present).

Former: Fiduciary/Claymore Energy Infrastructure Fund (2004-2022); Guggenheim Enhanced Equity Income Fund (2005-2021); Guggenheim Credit Allocation Fund (2013-2021); Western Asset Inflation-Linked Opportunities & Income Fund (2004-2020); Western Asset Inflation-Linked Income Fund (2003-2020).

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 35

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INDEPENDENT TRUSTEES - continued
Sandra G. Sponem (1958)	Trustee and Chair of the Audit Committee	Since 2019 (Trustee) Since 2020 (Chair of the Audit Committee)	Current: Retired. Former: Senior Vice President and Chief Financial Officer, M.A. Mortenson-Companies, Inc. (2007-2017).	154

Current: SPDR Series Trust (81) (2018-present); SPDR Index Shares Funds (30) (2018-present); SSGA Active Trust (14) (2018-present).

Former: Fiduciary/Claymore Energy Infrastructure Fund (2019-2022); Guggenheim Enhanced Equity Income Fund (2019-2021); Guggenheim Credit Allocation Fund (2019-2021); SSGA Master Trust (1) (2018-2020).

36 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INDEPENDENT TRUSTEES - concluded
Ronald E. Toupin, Jr. (1958)	Trustee, Chair of the Board and Chair of the Executive Committee	Since 2014

Current: Portfolio Consultant (2010-present); Member, Governing Council, Independent Directors Council (2013-present); Governor, Board of Governors, Investment Company Institute (2018-present).

Former: Member, Executive Committee, Independent Directors Council (2016-2018); Vice President, Manager and Portfolio Manager, Nuveen Asset Management (1998-1999); Vice President, Nuveen Investment Advisory Corp. (1992-1999); Vice President and Manager, Nuveen Unit Investment Trusts (1991-1999); and Assistant Vice President and Portfolio Manager, Nuveen Unit Investment Trusts (1988-1999), each of John Nuveen & Co., Inc. (1982-1999).

154

Former: Fiduciary/Claymore Energy Infrastructure Fund (2004-2022); Guggenheim Enhanced Equity Income Fund (2005-2021); Guggenheim Credit Allocation Fund (2013-2021); Western Asset Inflation-Linked Opportunities & Income Fund (2004-2020); Western Asset Inflation-Linked Income Fund (2003-2020).

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 37

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INTERESTED TRUSTEE
Amy J. Lee**** (1961)	Trustee, Vice President and Chief Legal Officer	Since 2018 (Trustee) Since 2014 (Chief Legal Officer) Since 2007 (Vice President)	Current: Interested Trustee, certain other funds in the Fund Complex (2018-present); Chief Legal Officer, certain other funds in the Fund Complex (2014-present); Vice President, certain other funds in the Fund Complex (2007-present); Senior Managing Director, Guggenheim Investments (2012-present). Former: President and Chief Executive Officer, certain other funds in the Fund Complex (2017-2019); Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).	154	Former: Fiduciary/Claymore Energy Infrastructure Fund (2018- 2022);Guggenheim Enhanced Equity Income Fund (2018-2021); Guggenheim Credit Allocation Fund (2018-2021).

*	The business address of each Trustee is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, Illinois 60606.
**	Each Trustee serves an indefinite term, until his or her successor is elected and qualified. Time served includes time served in the respective position for the Predecessor Corporation.
***

Each Trustee also serves on the Boards of Trustees of Guggenheim Funds Trust, Guggenheim Variable Funds Trust, Guggenheim Strategy Funds Trust, Guggenheim Taxable Municipal Bond & Investment Grade Debt Trust, Guggenheim Strategic Opportunities Fund, Guggenheim Energy & Income Fund, Guggenheim Active Allocation Fund, Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust and Transparent Value Trust. Messrs. Barnes and Nyberg also serve on the Board of Trustees of Advent Convertible & Income Fund.

****	This Trustee is deemed to be an “interested person” of the Fund under the 1940 Act by reason of her position with the Fund’s Adviser and/or the parent of the Adviser.

38 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years
OFFICERS
Brian E. Binder (1972)	President and Chief Executive Officer	Since 2018

Current: President, Mutual Funds Boards, Guggenheim Investments (2022-present); President and Chief Executive Officer, certain other funds in the Fund Complex (2018-present); President, Mutual Funds Boards, Guggenheim Funds Investment Advisors, LLC and Security Investors, LLC (2018-present); Board Member, Guggenheim Partners Investment Funds plc (2022-present); Board Member, Guggenheim Global Investments plc (2022-present); Board Member of Guggenheim Partners Fund Management (Europe) Limited (2018-present).

Former: Senior Managing Director and Chief Administrative Officer, Guggenheim Investments (2018-2022); Managing Director and President, Deutsche Funds, and Head of US Product, Trading and Fund Administration, Deutsche Asset Management (2013-2018); Managing Director, Chairman of North American Executive Committee and Head of Business Management and Consulting, Invesco Ltd. (2010-2012).

James M. Howley (1972)	Chief Financial Officer, Chief Accounting Officer and Treasurer	Since 2022

Current: Managing Director, Guggenheim Investments (2004-present); Chief Financial Officer, Chief Accounting Officer, and Treasurer, certain other funds in the Fund Complex (2022-present).

Former: Assistant Treasurer, certain other funds in the Fund Complex (2006-2022); Manager, Mutual Fund Administration of Van Kampen Investments, Inc. (1996-2004).

Mark E. Mathiasen (1978)	Secretary	Since 2014	Current: Secretary, certain other funds in the Fund Complex (2007-present); Managing Director, Guggenheim Investments (2007-present).
Glenn McWhinnie (1969)	Assistant Treasurer	Since 2016	Current: Vice President, Guggenheim Investments (2009-present); Assistant Treasurer, certain other funds in the Fund Complex (2016-present).
Michael P. Megaris (1984)	Assistant Secretary	Since 2014	Current: Assistant Secretary, certain other funds in the Fund Complex (2014-present); Managing Director, Guggenheim Investments (2012-present).

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 39

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years
OFFICERS - continued
Elisabeth Miller (1968)	Chief Compliance Officer	Since 2012

Current: Chief Compliance Officer, certain other funds in the Fund Complex (2012-present); Senior Managing Director, Guggenheim Investments (2012-present); Senior Managing Director, Guggenheim Funds Distributors, LLC (2014-present).

Former: Chief Compliance Officer, Security Investors, LLC and Guggenheim Funds Investment Advisors, LLC (2012-2018); Chief Compliance Officer, Guggenheim Distributors, LLC (2009-2014); Senior Manager, Security Investors, LLC (2004-2014); Senior Manager, Guggenheim Distributors, LLC (2004-2014).

Margaux Misantone (1978)	AML Officer	Since 2017

Current: Chief Compliance Officer, Security Investors, LLC and Guggenheim Funds Investment Advisors, LLC (2018-present); AML Officer, Security Investors, LLC and certain other funds in the Fund Complex (2017-present); Managing Director, Guggenheim Investments (2015-present).

Former: Assistant Chief Compliance Officer, Security Investors, LLC and Guggenheim Funds Investments Advisors, LLC (2015-2018).

Kimberly J. Scott (1974)	Assistant Treasurer	Since 2014

Current: Director, Guggenheim Investments (2012-present); Assistant Treasurer, certain other funds in the Fund Complex (2012-present).

Former: Financial Reporting Manager, Invesco, Ltd. (2010-2011); Vice President/Assistant Treasurer, Mutual Fund Administration for Van Kampen Investments, Inc./Morgan Stanley Investment Management (2009-2010); Manager of Mutual Fund Administration, Van Kampen Investments, Inc./Morgan Stanley Investment Management (2005-2009).

Bryan Stone (1979)	Vice President	Since 2014

Current: Vice President, certain other funds in the Fund Complex (2014-present); Managing Director, Guggenheim Investments (2013-present).

Former: Senior Vice President, Neuberger Berman Group LLC (2009-2013); Vice President, Morgan Stanley (2002-2009).

40 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(concluded)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years
OFFICERS - concluded
Jon Szafran (1989)	Assistant Treasurer	Since 2017

Current: Director, Guggenheim Investments (2017-present); Assistant Treasurer, certain other funds in the Fund Complex (2017-present).

Former: Assistant Treasurer of Henderson Global Funds and Manager of US Fund Administration, Henderson Global Investors (North America) Inc. (“HGINA”), (2017); Senior Analyst of US Fund Administration, HGINA (2014–2017); Senior Associate of Fund Administration, Cortland Capital Market Services, LLC (2013-2014); Experienced Associate, PricewaterhouseCoopers LLP (2012-2013).

*	The business address of each officer is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, Illinois 60606.
**	Each officer serves an indefinite term, until his or her successor is duly elected and qualified.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 41

GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)

Who We Are

This Privacy Notice describes the data protection practices of Guggenheim Investments. Guggenheim Investments as used herein refers to the affiliated investment management businesses of Guggenheim Partners, LLC: Guggenheim Funds Investment Advisors, LLC, Guggenheim Partners Investment Management, LLC, Guggenheim Funds Distributors, LLC, Security Investors, LLC, Guggenheim Investment Advisors (Europe) Limited, Guggenheim Real Estate, LLC, GS Gamma Advisors, LLC, Guggenheim Partners India Management, LLC, Guggenheim Partners Europe Limited, as well as the funds in the Guggenheim Funds complex (the “Funds”) (“Guggenheim Investments,” “we,” “us,” or “our”).

Guggenheim Partners Investment Management Holdings, LLC, located at 330 Madison Avenue, New York, New York, 10017 is the data controller for your information. The affiliates who are also controllers of certain of your information are: Guggenheim Investment Advisors (Europe) Limited, Guggenheim Partners Europe Limited, Guggenheim Partners, LLC, Guggenheim Funds Investment Advisors, LLC, Guggenheim Partners Investment Management, LLC, Guggenheim Funds Distributors, LLC and Security Investors, LLC, as well as the Funds.

Our Commitment to You

Guggenheim Investments considers your privacy our utmost concern. When you become our client or investor, you entrust us with not only your hard-earned money but also with your personal and financial information. Because we have access to your private information, we hold ourselves to the highest standards in its safekeeping and use. We strictly limit how we share your information with others, whether you are a current or former Guggenheim Investments client or investor.

The Information We Collect About You

We collect certain nonpublic personal information about you from information you provide on applications, other forms, our website, and/or from third parties including investment advisors. This information includes Social Security or other tax identification number, assets, income, tax information, retirement and estate plan information, transaction history, account balance, payment history, bank account information, marital status, family relationships, information that we collect on our website through the use of “cookies,” and other personal information that you or others provide to us. We may also collect such information through your inquiries by mail, e-mail or telephone. We may also collect customer due diligence information, as required by applicable law and regulation, through third party service providers.

How We Handle Your Personal Information

The legal basis for using your information as set out in this Privacy Notice is as follows: (a) use of your personal data is necessary to perform our obligations under any contract with you (such as a contract for us to provide financial services to you); or (b) where use of your personal data is not necessary for performance of a contract, use of your personal data is necessary for our

42 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)(continued)

legitimate interests or the legitimate interests of others (for example, to enforce the legal terms governing our services, operate and market our website and other services we offer, ensure safe environments for our personnel and others, make and receive payments, prevent fraud and to know the customer to whom we are providing the services). Some processing is done to comply with applicable law.

In addition to the specific uses described above, we also use your information in the following manner:

●	We use your information in connection with servicing your accounts.

●	We use information to respond to your requests or questions. For example, we might use your information to respond to your customer feedback.

●	We use information to improve our products and services. We may use your information to make our website and products better. We may use your information to customize your experience with us.

●	We use information for security purposes. We may use your information to protect our company and our customers.

●

We use information to communicate with you. For example, we will communicate with you about your account or our relationship. We may contact you about your feedback. We might also contact you about this Privacy Notice. We may also enroll you in our email newsletter.

●	We use information as otherwise permitted by law, as we may notify you.

●

Aggregate/Anonymous Data. We may aggregate and/or anonymize any information collected through the website so that such information can no longer be linked to you or your device (“Aggregate/Anonymous Information”). We may use Aggregate/Anonymous Information for any purpose, including without limitation for research and marketing purposes, and may also share such data with any third parties, including advertisers, promotional partners, and sponsors.

We do not sell information about current or former clients or their accounts to third parties. Nor do we share this information, except when necessary to complete transactions at your request, to make you aware of investment products and services that we or our affiliates offer, or as permitted or required by law.

We provide information about you to companies and individuals not affiliated with Guggenheim Investments to complete certain transactions or account changes, or to perform services for us related to your account. For example, if you ask to transfer assets from another financial institution to Guggenheim Investments, we must provide certain information about you to that company to complete the transaction. We provide the third party with only the information necessary to carry out its responsibilities and only for that purpose. And we require these third

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 43

GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)(continued)

parties to treat your private information with the same high degree of confidentiality that we do. To alert you to other Guggenheim Investments products and services, we share your information within our family of affiliated companies.

You may limit our sharing with affiliated companies as set out below. We may also share information with any successor to all or part of our business, or in connection with steps leading up to a merger or acquisition. For example, if part of our business was sold we may give customer information as part of that transaction. We may also share information about you with your consent.

We will release information about you if you direct us to do so, if we are compelled by law to do so, or in other circumstances as permitted by law (for example, to protect your account from fraud).

If you close your account(s) or become an inactive client or investor, we will continue to adhere to the privacy policies and practices described in this notice.

Opt-Out Provisions and Your Data Choices

The law allows you to “opt out” of certain kinds of information sharing with third parties. We do not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.

When you are no longer our client or investor, we continue to share your information as described in this notice, and you may contact us at any time to limit our sharing by sending an email to CorporateDataPrivacy@GuggenheimPartners.com.

European Union Data Subjects and certain others: In addition to the choices set forth above, residents of the European Union and certain other jurisdictions have certain rights to (1) request access to or rectification or deletion of information we collect about them, (2) request a restriction on the processing of their information, (3) object to the processing of their information, or (4) request the portability of certain information. To exercise these or other rights, please contact us using the contact information below. We will consider all requests and provide our response within the time period stated by applicable law. Please note, however, that certain information may be exempt from such requests in some circumstances, which may include if we need to keep processing your information for our legitimate interests or to comply with a legal obligation. We may request you provide us with information necessary to confirm your identity before responding to your request.

Residents of France and certain other jurisdictions may also provide us with instructions regarding the manner in which we may continue to store, erase and share your information after your death, and where applicable, the person you have designated to exercise these rights after your death.

How We Protect Privacy Online

We take steps to protect your privacy when you use our web site – www.guggenheiminvestments.com – by using secure forms of online communication, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These safeguards vary based on the sensitivity of the

44 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)(concluded)

information that we collect and store. However, we cannot and do not guarantee that these measures will prevent every unauthorized attempt to access, use, or disclose your information since despite our efforts, no Internet and/or other electronic transmissions can be completely secure. Our web site uses “http cookies”—tiny pieces of information that we ask your browser to store. We use cookies for session management and security features on the Guggenheim Investments web site. We do not use them to pull data from your hard drive, to learn your e-mail address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the legal information area on our web site for more details about web site security and privacy features.

How We Safeguard Your Personal Information and Data Retention

We restrict access to nonpublic personal information about you to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

We keep your information for no longer than necessary for the purposes for which it is processed. The length of time for which we retain information depends on the purposes for which we collected and use it and/or as required to comply with applicable laws. Information may persist in copies made for backup and business continuity purposes for additional time.

International Visitors

If you are not a resident of the United States, please be aware that your information may be transferred to, stored and processed in the United States where our servers are located and our databases are operated. The data protection and other laws of the United States and other countries might not be as comprehensive as those in your country.

In such cases, we ensure that a legal basis for such a transfer exists and that adequate protection is provided as required by applicable law, for example, by using standard contractual clauses or by transferring your data to a jurisdiction that has obtained an adequacy finding. Individuals whose data may be transferred on the basis of standard contractual clauses may contact us as described below.

We’ll Keep You Informed

If you have any questions or concerns about how we treat your personal data, we encourage you to consult with us first. You may also contact the relevant supervisory authority.

We reserve the right to modify this policy at any time and will inform you promptly of material changes. You may access our privacy policy from our web site at www.guggenheiminvestments.com. Should you have any questions regarding our privacy policy, contact us by email at CorporateDataPrivacy@GuggenheimPartners.com.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 45

This page intentionally left blank.

This page intentionally left blank.

This page intentionally left blank.

This page intentionally left blank.

3.31.2023

Guggenheim Funds Semi-Annual Report

Guggenheim Capital Stewardship Fund

GuggenheimInvestments.com	CSF-SEMI-0323x0923

DEAR SHAREHOLDER	2
ECONOMIC AND MARKET OVERVIEW	3
ABOUT SHAREHOLDERS’ FUND EXPENSES	5
CAPITAL STEWARDSHIP FUND	7
NOTES TO FINANCIAL STATEMENTS	14
OTHER INFORMATION	18
INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	19
GUGGENHEIM INVESTMENTS PRIVACY NOTICE	25

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 1

March 31, 2023

Dear Shareholder:

Guggenheim Partners Investment Management, LLC (“GPIM” or the “Investment Adviser”), is pleased to present the shareholder report for Guggenheim Capital Stewardship Fund (the “Fund”). The report covers the semi-annual period ended March 31, 2023 (the “Reporting Period”).

Concinnity Advisors, LP, serves as the Fund’s sub-adviser (the “Sub-Adviser”).

The Investment Adviser is part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC, (“Guggenheim”) a global, diversified financial services firm.

Guggenheim Funds Distributors, LLC is the distributor of the Fund. Guggenheim Funds Distributors, LLC is affiliated with Guggenheim and the Investment Adviser.

We encourage you to read the Economic and Market Overview section of the report, which follows this letter.

We are committed to providing innovative investment solutions and appreciate the trust you place in us.

Sincerely,

Guggenheim Partners Investment Management, LLC

April 30, 2023

Read a prospectus and summary prospectus (if available) carefully before investing. It contains the investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at 800.820.0888.

This material is not intended as a recommendation or as investment advice of any kind, including in connection with rollovers, transfers, and distributions. Such material is not provided in a fiduciary capacity, may not be relied upon for or in connection with the making of investment decisions, and does not constitute a solicitation of an offer to buy or sell securities. All content has been provided for informational or educational purposes only and is not intended to be and should not be construed as legal or tax advice and/or a legal opinion. Always consult a financial, tax and/or legal professional regarding your specific situation.

Capital Stewardship Fund may not be suitable for all investors. ● An investment in the Fund will fluctuate and is subject to investment risks, which means an investor could lose money ● The intrinsic value of the underlying stocks may never be realized, or the stock may decline in value ● The Fund is subject to risk that stocks in which the Fund invests may underperform the equity markets as a whole ● Please read the prospectus for more detailed information regarding these and other risks.

2 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ECONOMIC AND MARKET OVERVIEW (Unaudited)	March 31, 2023

Developments in March 2023 highlighted the increasingly difficult place in which the U.S. Federal Reserve (the “Fed”) and other central banks find themselves as they work toward restoring price stability and maintaining financial stability. The collapse of Silicon Valley Bank and Signature Bank prompted banks to rush for liquidity support from the Fed, totaling $165 billion in the immediate aftermath. Overseas, the Swiss National Bank provided the equivalent of $54 billion in emergency liquidity to Credit Suisse before a deal was struck with rival UBS to buy it for $3.25 billion.

Heightened concerns about further bank stress and central banks’ ability to continue aggressively tightening monetary policy weighed heavily on market-implied expectations for the path of policy rates. Nevertheless, in March 2023 the Fed raised rates by 25 basis points and the European Central Bank raised rates by 50 basis points. One basis point equals 0.01%. We expect central banks will continue to raise rates over the next few months in their continuing effort to bring inflation to heel, despite the cracks in financial stability that are beginning to show.

While markets were volatile, data releases indicated that the U.S. economy is still on a relatively firm footing. March job growth came in at 236,000, well above the level needed to keep the unemployment rate from rising. Housing data has surprised to the upside, likely in response to the recent softening of mortgage rates. Meanwhile, the S&P Global U.S. composite Purchasing Managers’ Index (“PMI”) rose to a 10-month high, with strength especially evident in sub-indices for the service sector. Forward-looking data looks more concerning, however, with the Leading Economic Index turning down further, initial signs of job loss in the most cyclical and interest rate sensitive sectors, and business surveys souring on the economic outlook and plans for spending and hiring.

The Fed acknowledged in its March 2023 Federal Open Market Committee meeting statement that a contraction of credit emanating from volatility in the banking sector was likely to create new headwinds for the economy. In recognition of this new risk, the Fed’s updated Summary of Economic Projections showed a small downward revision of real gross domestic product growth this year, from 0.5% to 0.4%, followed by a larger downward revision for next year, from 1.6%to 1.2%. We continue to expect a recession could begin midway through the year.

For the Reporting Period, the S&P 500® Index* returned 15.62%. The MSCI Europe-Australasia-Far East (“EAFE”) Index* (gross) returned 27.52%. The return of the MSCI Emerging Markets Index* (gross) was 14.20%.

In the bond market, the Bloomberg U.S. Aggregate Bond Index* posted a 4.89% return for the Reporting Period, while the Bloomberg U.S. Corporate High Yield Index* returned 7.89%. The return of the ICE Bank of America (“BofA”) 3-Month U.S. Treasury Bill Index* was 1.94% for the six-month period.

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

*Index Definitions:

The following indices are referenced throughout this report. Indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees, or expenses.

Bloomberg U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, mortgage-backed securities or “MBS” (agency fixed-rate and hybrid adjustable-rate mortgage, or “ARM”, pass-throughs), asset-backed securities (“ABS”), and commercial mortgage-backed securities (“CMBS”) (agency and non-agency).

Bloomberg U.S. Corporate High Yield Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB +/BB + or below.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 3

ECONOMIC AND MARKET OVERVIEW (Unaudited)(concluded)	March 31, 2023

ICE BofA 3-Month U.S. Treasury Bill Index is an unmanaged market Index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

S&P 500® Index is a broad-based index, the performance of which is based on the performance of 500 widely held common stocks chosen for market size, liquidity, and industry group representation.

4 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses, and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, other distributions, and exchange fees, and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning September 30, 2022 and ending March 31, 2023.

The following tables illustrate the Fund’s costs in two ways:

Table 1. Based on actual Fund return: This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fifth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return: This section is intended to help investors compare a fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges (“CDSC”) on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about the Fund’s expenses, including annual expense ratios for periods up to five years (subject to the Fund’s inception date), can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 5

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(concluded)

Expense Ratio[1]	Fund Return	Beginning Account Value September 30, 2022	Ending Account Value March 31, 2023	Expenses Paid During Period[2]
Table 1. Based on actual Fund return[3]
1.01%	12.78%	$ 1,000.00	$ 1,127.80	$ 5.36

Table 2. Based on hypothetical 5% return (before expenses)
1.01%	5.00%	$ 1,000.00	$ 1,019.90	$ 5.09

[1]	Annualized and excludes expenses of the underlying funds in which the Fund invests.
[2]

Expenses are equal to the Fund’s annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

[3]	Actual cumulative return at net asset value for the period September 30, 2022 to March 31, 2023.

6 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 31, 2023

CAPITAL STEWARDSHIP FUND

OBJECTIVE: Seeks long-term capital appreciation.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: September 26, 2014

Ten Largest Holdings	(% of Total Net Assets)
Apple, Inc.	6.3%
Microsoft Corp.	5.7%
Texas Instruments, Inc.	2.3%
Home Depot, Inc.	2.2%
Alphabet, Inc. — Class A	2.2%
Valero Energy Corp.	1.9%
Phillips 66	1.8%
Exxon Mobil Corp.	1.7%
WW Grainger, Inc.	1.6%
Chevron Corp.	1.6%
Top Ten Total	27.3%

“Ten Largest Holdings” excludes any temporary cash investments.

Average Annual Returns*
Periods Ended March 31, 2023

	6 Month†	1 Year	5 Year	Since Inception (09/26/14)
Capital Stewardship Fund	12.78%	(7.00%)	8.72%	8.79%
S&P 500 Index	15.62%	(7.73%)	11.19%	11.02%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P 500 Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†	6 month returns are not annualized.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 7

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023
CAPITAL STEWARDSHIP FUND

	Shares	Value
COMMON STOCKS† - 99.3%

Technology - 25.7%
Apple, Inc.	69,806	$11,511,009
Microsoft Corp.	36,375	10,486,912
Texas Instruments, Inc.	22,488	4,182,993
Micron Technology, Inc.	42,380	2,557,209
NetApp, Inc.	32,927	2,102,389
QUALCOMM, Inc.	13,915	1,775,276
Dropbox, Inc. — Class A*	72,775	1,573,395
NVIDIA Corp.	4,567	1,268,576
KLA Corp.	2,968	1,184,737
Cognizant Technology Solutions Corp. — Class A	17,476	1,064,813
Playtika Holding Corp.*	92,154	1,037,654
Akamai Technologies, Inc.*	11,286	883,694
Dell Technologies, Inc. — Class C	21,869	879,352
Seagate Technology Holdings plc	12,899	852,882
Adobe, Inc.*	2,096	807,736
Applied Materials, Inc.	6,322	776,531
Lam Research Corp.	1,458	772,915
ON Semiconductor Corp.*	9,072	746,807
Broadcom, Inc.	1,087	697,354
VMware, Inc. — Class A*	4,608	575,309
Analog Devices, Inc.	2,270	447,689
Lumentum Holdings, Inc.*	7,937	428,677
HP, Inc.	10,362	304,125
Jack Henry & Associates, Inc.	1,810	272,803
Total Technology		47,190,837

Consumer, Non-cyclical - 17.4%
UnitedHealth Group, Inc.	5,986	2,828,924
Amgen, Inc.	10,268	2,482,289
Johnson & Johnson	14,858	2,302,990
Becton Dickinson and Co.	8,787	2,175,134
Merck & Company, Inc.	17,726	1,885,869
Bristol-Myers Squibb Co.	25,213	1,747,513
Colgate-Palmolive Co.	22,429	1,685,539
Pfizer, Inc.	39,107	1,595,566
McKesson Corp.	4,253	1,514,281
Hologic, Inc.*	17,503	1,412,492
Quest Diagnostics, Inc.	9,953	1,408,150
Gilead Sciences, Inc.	15,537	1,289,105
CVS Health Corp.	17,240	1,281,104
Humana, Inc.	2,439	1,184,037
Laboratory Corporation of America Holdings	5,130	1,176,925
Automatic Data Processing, Inc.	4,129	919,239
Vertex Pharmaceuticals, Inc.*	2,850	897,949
HCA Healthcare, Inc.	2,940	775,219
Kimberly-Clark Corp.	5,384	722,641
Organon & Co.	27,317	642,496
General Mills, Inc.	6,663	569,420
United Therapeutics Corp.*	2,236	500,775
Abbott Laboratories	4,274	432,785
Hormel Foods Corp.	6,533	260,536
Cigna Group	877	224,100
Total Consumer, Non-cyclical		31,915,078

Consumer, Cyclical - 16.9%
Home Depot, Inc.	13,942	4,114,563
WW Grainger, Inc.	4,377	3,014,921
Lowe’s Companies, Inc.	14,429	2,885,367
Cummins, Inc.	11,131	2,658,973
Ulta Beauty, Inc.*	3,887	2,121,019
PulteGroup, Inc.	34,109	1,987,872
Gentex Corp.	69,112	1,937,209
BorgWarner, Inc.	37,071	1,820,557
Dollar General Corp.	7,635	1,606,862
Yum! Brands, Inc.	11,228	1,482,994
Williams-Sonoma, Inc.	8,991	1,093,845
Tesla, Inc.*	5,119	1,061,988
AutoNation, Inc.*	7,848	1,054,457
Lear Corp.	6,532	911,149
Lithia Motors, Inc. — Class A	3,244	742,649
Best Buy Company, Inc.	8,258	646,354
NIKE, Inc. — Class B	3,895	477,683
Lululemon Athletica, Inc.*	1,108	403,523
VF Corp.	12,985	297,486
Starbucks Corp.	2,617	272,508
Dick’s Sporting Goods, Inc.	1,849	262,355
Penske Automotive Group, Inc.	1,176	166,769
Total Consumer, Cyclical		31,021,103

Industrial - 11.1%
3M Co.	23,198	2,438,342
General Dynamics Corp.	10,620	2,423,590
Illinois Tool Works, Inc.	9,844	2,396,522
Lockheed Martin Corp.	3,980	1,881,465
Amphenol Corp. — Class A	21,052	1,720,369
Waste Management, Inc.	9,342	1,524,334
Expeditors International of Washington, Inc.	9,205	1,013,655
Honeywell International, Inc.	5,118	978,152
Caterpillar, Inc.	4,207	962,730
CH Robinson Worldwide, Inc.	9,415	935,568
TD SYNNEX Corp.	9,268	897,050
Avnet, Inc.	19,373	875,660
Raytheon Technologies Corp.	8,148	797,934
Littelfuse, Inc.	2,047	548,780
Deere & Co.	1,113	459,536
United Parcel Service, Inc. — Class B	1,185	229,878
Jacobs Solutions, Inc.	1,771	208,110
Jabil, Inc.	1,998	176,144
Total Industrial		20,467,819

Financial - 8.9%
JPMorgan Chase & Co.	17,617	2,295,671
Visa, Inc. — Class A	9,358	2,109,855
Travelers Companies, Inc.	10,553	1,808,890
Principal Financial Group, Inc.	19,630	1,458,902
Bank of New York Mellon Corp.	28,873	1,311,989
Mastercard, Inc. — Class A	2,442	887,447
Toronto-Dominion Bank	14,283	855,552
Bank of Montreal	9,454	842,446
Popular, Inc.	13,984	802,821
Aflac, Inc.	12,047	777,272

8 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
CAPITAL STEWARDSHIP FUND

	Shares	Value
Citigroup, Inc.	15,464	$725,107
Synchrony Financial	16,162	469,991
PNC Financial Services Group, Inc.	3,387	430,488
Regions Financial Corp.	21,636	401,564
Marsh & McLennan Companies, Inc.	1,839	306,285
Prologis, Inc. REIT	2,111	263,389
Prudential Financial, Inc.	2,952	244,249
MetLife, Inc.	4,101	237,612
Capital One Financial Corp.	2,405	231,265
Total Financial		16,460,795

Communications - 8.1%
Alphabet, Inc. — Class A*	39,403	4,087,273
Cisco Systems, Inc.	38,855	2,031,145
Amazon.com, Inc.*	19,249	1,988,229
Motorola Solutions, Inc.	6,556	1,875,868
GoDaddy, Inc. — Class A*	12,141	943,599
VeriSign, Inc.*	4,261	900,477
TELUS Corp.	43,645	866,790
F5, Inc.*	5,184	755,257
Meta Platforms, Inc. — Class A*	3,256	690,077
CDW Corp.	2,287	445,713
FactSet Research Systems, Inc.	906	376,072
Total Communications		14,960,500

Energy - 7.2%
Valero Energy Corp.	25,491	3,558,543
Phillips 66	31,686	3,212,327
Exxon Mobil Corp.	28,671	3,144,062
Chevron Corp.	18,106	2,954,175
Kinder Morgan, Inc.	20,141	352,669
Total Energy		13,221,776

Basic Materials - 3.7%
Ecolab, Inc.	11,736	1,942,660
Huntsman Corp.	59,405	1,625,321
Dow, Inc.	27,474	1,506,125
Reliance Steel & Aluminum Co.	3,828	982,801
Chemours Co.	15,841	474,279
Steel Dynamics, Inc.	1,940	219,336
Total Basic Materials		6,750,522

Utilities - 0.3%
Duke Energy Corp.	5,061	488,235

Total Common Stocks
(Cost $175,535,026)		182,476,665

EXCHANGE-TRADED FUNDS† - 0.8%
SPDR S&P 500 ETF Trust	3,500	1,432,865
Total Exchange-Traded Funds
(Cost $1,518,700)		1,432,865

MONEY MARKET FUND† - 0.3%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 4.43%[1]	505,382	505,382
Total Money Market Fund
(Cost $505,382)		505,382

Total Investments - 100.4%
(Cost $177,559,108)		$184,414,912
Other Assets & Liabilities, net - (0.4)%		(781,865)
Total Net Assets - 100.0%		$183,633,047

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
[1]	Rate indicated is the 7-day yield as of March 31, 2023.
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 9

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	March 31, 2023
CAPITAL STEWARDSHIP FUND

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2023 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$182,476,665	$—	$—	$182,476,665
Exchange-Traded Funds	1,432,865	—	—	1,432,865
Money Market Fund	505,382	—	—	505,382
Total Assets	$184,414,912	$—	$—	$184,414,912

10 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CAPITAL STEWARDSHIP FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2023

Assets:
Investments, at value (cost $177,559,108)	$184,414,912
Prepaid expenses	1,901
Receivables:
Dividends	119,068
Foreign tax reclaims	21,024
Interest	1,463
Total assets	184,558,368

Liabilities:
Overdraft due to custodian bank	13,128
Payable for:
Fund shares redeemed	747,072
Management fees	136,432
Fund accounting/administration fees	10,426
Trustees’ fees*	2,780
Transfer agent/maintenance fees	2,209
Miscellaneous	13,274
Total liabilities	925,321
Net assets	$183,633,047

Net assets consist of:
Paid in capital	$178,956,322
Total distributable earnings (loss)	4,676,725
Net assets	$183,633,047
Capital shares outstanding	6,826,473
Net asset value per share	$26.90

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended March 31, 2023

Investment Income:
Dividends (net of foreign withholding tax of $20,296)	$1,949,202
Interest	11,699
Total investment income	1,960,901

Expenses:
Management fees	813,213
Transfer agent/maintenance fees	12,467
Fund accounting/administration fees	42,074
Professional fees	23,192
Trustees’ fees*	7,589
Custodian fees	5,308
Miscellaneous	9,060
Total expenses	912,903
Less:
Earnings credits applied	(868)
Net expenses	912,035
Net investment income	1,048,866

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(657,051)
Net realized loss	(657,051)
Net change in unrealized appreciation (depreciation) on:
Investments	20,808,782
Net change in unrealized appreciation (depreciation)	20,808,782
Net realized and unrealized gain	20,151,731
Net increase in net assets resulting from operations	$21,200,597

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 11

CAPITAL STEWARDSHIP FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,048,866	$1,870,301
Net realized gain (loss) on investments	(657,051)	3,056,329
Net change in unrealized appreciation (depreciation) on investments	20,808,782	(35,592,196)
Net increase (decrease) in net assets resulting from operations	21,200,597	(30,665,566)

Distributions to shareholders	(291,687)	(54,426,863)

Capital share transactions:
Proceeds from sale of shares	—	106,639,651
Distributions reinvested	289,248	54,379,479
Cost of shares redeemed	(4,033,870)	(135,570,764)
Net increase (decrease) from capital share transactions	(3,744,622)	25,448,366
Net increase (decrease) in net assets	17,164,288	(59,644,063)

Net assets:
Beginning of period	166,468,759	226,112,822
End of period	$183,633,047	$166,468,759

Capital share activity:
Shares sold	—	3,780,096
Shares issued from reinvestment of distributions	10,990	1,772,473
Shares redeemed	(152,029)	(4,747,908)
Net increase (decrease) in shares	(141,039)	804,661

12 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CAPITAL STEWARDSHIP FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Institutional Class	Six Months Ended March 31, 2023[a]	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018
Per Share Data
Net asset value, beginning of period	$23.89	$36.69	$31.08	$28.23	$31.23	$29.11
Income (loss) from investment operations:
Net investment income (loss)[b]	.15	.27	.25	.28	.33	.28
Net gain (loss) on investments (realized and unrealized)	2.90	(4.05)	7.28	3.43	.05	4.34
Total from investment operations	3.05	(3.78)	7.53	3.71	.38	4.62
Less distributions from:
Net investment income	(.04)	(.18)	(.28)	(.39)	(.32)	(.34)
Net realized gains	—	(8.84)	(1.64)	(.47)	(3.06)	(2.16)
Total distributions	(.04)	(9.02)	(1.92)	(.86)	(3.38)	(2.50)
Net asset value, end of period	$26.90	$23.89	$36.69	$31.08	$28.23	$31.23

Total Return	12.78%	(15.74%)	25.11%	13.31%	3.56%	16.50%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$183,633	$166,469	$226,113	$206,751	$210,053	$220,587
Ratios to average net assets:
Net investment income (loss)	1.16%	0.90%	0.70%	0.96%	1.23%	0.93%
Total expenses[c]	1.01%	1.02%	1.02%	1.04%	1.05%	1.05%
Portfolio turnover rate	88%	162%	154%	147%	131%	164%

[a]	Unaudited figures for the period ended March 31, 2023. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Does not include expenses of the underlying funds in which the Fund invests.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 13

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization

Guggenheim Funds Trust (the “Trust”), a Delaware statutory trust, is registered with the U.S. Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940 (“1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate fund. The Trust may issue an unlimited number of authorized shares. The Trust accounts for the assets of each fund separately.

The Trust offers a combination of five separate classes of shares: A-Class shares, C-Class shares, P-Class shares, R6-Class shares and Institutional Class shares. Sales of shares of each Class are made without a front-end sales charge at the net asset value per share (“NAV”), with the exception of A-Class shares. A-Class shares are sold at the NAV, plus the applicable front-end sales charge. The sales charge varies depending on the amount purchased. A-Class share purchases of $1 million or more are exempt from the front-end sales charge but have a 1% contingent deferred sales charge (“CDSC”), if shares are redeemed within 12 months of purchase. C-Class shares have a 1% CDSC if shares are redeemed within 12 months of purchase. C-Class shares automatically convert to A-Class shares on or about the 10th day of the month following the 8-year anniversary of the purchase of the C-Class shares. This conversion will be executed without any sales charge, fee or other charge. After the conversion is completed, the shares will be subject to all features and expenses of A-Class shares. Institutional Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, endowments, foundations and corporations. Institutional Class shares require a minimum initial investment of $2 million and a minimum account balance of $1 million. R6-Class shares are offered primarily through qualified retirement and benefit plans. R6-Class shares are also offered through certain other plans and platforms sponsored by financial intermediaries. Certain institutional investors and others deemed appropriate by Guggenheim Investments (“GI”) may also be eligible to purchase R6-Class shares subject to a $2 million minimum initial investment. At March 31, 2023, the Trust consisted of nineteen funds (the “Funds”).

This report covers the Capital Stewardship Fund (the “Fund”), a diversified investment company. At March 31, 2023, Institutional Class shares have been issued by the Fund.

Guggenheim Partners Investment Management, LLC (“GPIM” or “the Adviser”), which operates under the name Guggenheim Investments, provides advisory services. Guggenheim Funds Distributors, LLC (“GFD”) acts as principal underwriter for the Trust. GI and GFD are affiliated entities.

Concinnity Advisors, LP (the “Sub-Adviser”) serves as the subadviser to the Fund.

Significant Accounting Policies

The Fund operates as an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The NAV of the Fund is calculated by dividing the market value of the Fund’s securities and other assets, less all liabilities, by the number of outstanding shares of the Fund.

(a) Valuation of Investments

The Board of Trustees of the Fund (the “Board”) adopted policies and procedures for the valuation of the Fund’s investments (the “Valuation Procedures”). The SEC adopted Rule 2a-5 under the 1940 Act (“Rule 2a-5”) which establishes requirements for determining fair value in good faith and became effective September 8, 2022. Rule 2a-5 also defines “readily available market quotations” for purposes of the 1940 Act and establishes requirements for determining whether a fund must fair value a security in good faith.

Pursuant to Rule 2a-5, the Board has designated the Adviser as the valuation designee to perform fair valuation determinations for the Fund with respect to all Fund investments and other assets. As the Fund’s valuation designee pursuant to Rule 2a-5, the Adviser has adopted separate procedures (the “Valuation Designee Procedures”) reasonably designed to prevent violations of the requirements of Rule 2a-5 and Rule 31a-4. The Adviser, in its role as valuation designee, utilizes the assistance of a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), in determining the fair value of the Fund’s securities and other assets.

Valuations of the Fund’s securities and other assets are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Adviser, with the assistance of the Valuation Committee, convenes monthly, or

14 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Adviser, consistent with the monitoring and review responsibilities set forth in the Valuation Designee Procedures, regularly review the appropriateness of the inputs, methods, models and assumptions employed by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, the investment is fair valued by the Adviser.

Equity securities listed or traded on a recognized U.S. securities exchange or the National Association of Securities Dealers Automated Quotations (“NASDAQ”) National Market System shall generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ official closing price, which may not necessarily represent the last sale price.

Open-end investment companies are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds and closed-end investment companies are generally valued at the last quoted sale price.

Investments for which market quotations are not readily available are fair valued as determined in good faith by the Adviser. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value”. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis.

(b) Security Transactions

Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as a reduction to cost if the securities are still held and as realized gains if no longer held in the Fund. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Dividend income from Real Estate Investment Trusts (“REITs”) is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to realized gains. The actual amounts of income, return of capital, and realized gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

(c) Distributions

Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Dividends are reinvested in additional shares, unless shareholders request payment in cash. Distributions are recorded on the ex-dividend date and are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

(d) Expenses

Certain expenses have been allocated to the individual Funds in the Trust based on the respective net assets of each Fund included in the Trust.

(e) Earnings Credits

Under the fee arrangement with the custodian, the Fund may earn credits based on overnight custody cash balances. These credits are utilized to reduce related custodial expenses. The custodian fees disclosed in the Fund’s Statement of Operations are before the reduction in expense from the related earnings credits, if any. Earnings credits for the period ended March 31, 2023, are disclosed in the Fund’s Statement of Operations.

(f) Cash

The Fund may leave cash overnight in its cash account with the custodian. Periodically, the Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate, which was 4.83% at March 31, 2023.

(g) Indemnifications

Under the Fund’s organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 15

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Note 2 – Investment Advisory Agreement and Other Agreements

Under the terms of an investment advisory contract, the Fund pays GI investment advisory fees calculated at an annualized rate of 0.90% of the average daily net assets of the Fund.

GI pays operating expenses on behalf of the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, among others, on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets.

Certain trustees and officers of the Trust are also officers of GI and/or GFD. The Trust does not compensate its officers or trustees who are officers, directors and/or employees of GI or GFD.

MUFG Investor Services (US), LLC (“MUIS”) acts as the Fund’s administrator, transfer agent and accounting agent. As administrator, transfer agent and accounting agent, MUIS maintains the books and records of the Fund’s securities and cash. The Bank of New York Mellon Corp. (“BNY”) acts as the Fund’s custodian. As custodian, BNY is responsible for the custody of the Fund’s assets. For providing the aforementioned administrative and accounting services, MUIS is entitled to receive a monthly fee equal to a percentage of the Fund’s average daily net assets and out of pocket expenses. For providing the aforementioned transfer agent and custodian services, MUIS and BNY are entitled to receive a monthly fee based on the number of transactions during the month and the number of accounts under management, subject to certain minimum monthly fees, and out of pocket expenses.

Note 3 – Federal Income Tax Information

The Fund intends to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Fund from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund’s U.S. federal income tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

At March 31, 2023, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
$179,868,235	$12,416,483	$(7,869,806)	$4,546,677

Note 4 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 —	unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 —	significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

16 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(concluded)

Level 3 —	significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

Rule 2a-5 sets forth a definition of “readily available market quotations,” which is consistent with the definition of a Level 1 input under U.S. GAAP. Rule 2a-5 provides that “a market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.”

Securities for which market quotations are not readily available must be valued at fair value as determined in good faith. Accordingly, any security priced using inputs other than Level 1 inputs will be subject to fair value requirements. The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies selected and applied for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability, appropriateness and accuracy of the techniques, methodologies and sources employed to determine fair valuation are periodically reviewed and subject to change.

Note 5 – Securities Transactions

For the period ended March 31, 2023 the cost of purchases and proceeds from sales of investment securities, excluding government securities, short-term investments and derivatives, were as follows:

Purchases	Sales
$158,552,052	$161,989,202

Note 6 – Market Risks

The value of, or income generated by, the investments held by the Fund are subject to the possibility of rapid and unpredictable fluctuation, and loss that may result from various factors. These factors include, among others, developments affecting individual companies, or from broader influences, including real or perceived changes in prevailing interest rates (which have since risen and may continue to rise), changes in inflation rates or expectations about inflation rates (which are currently elevated relative to normal conditions), adverse investor confidence or sentiment, changing economic, political (including geopolitical), social or financial market conditions, increased instability or general uncertainty, environmental disasters, governmental actions, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, actual or threatened wars or other armed conflicts (such as the current Russia-Ukraine conflict and its risk of expansion or collateral economic and other effects) or ratings downgrades, and other similar events, each of which may be temporary or last for extended periods. Moreover, changing economic, political, geopolitical, social, financial market or other conditions in one country or geographic region could adversely affect the value, yield and return of the investments held by the Fund in a different country or geographic region, economy, and market because of the increasingly interconnected global economies and financial markets. The duration and extent of the foregoing types of factors or conditions are highly uncertain and difficult to predict and have in the past, and may in the future, cause volatility and distress in economies and financial markets or other adverse circumstances, which may negatively affect the value of the Fund’s investments and performance of the Fund.

Note 7 – Subsequent Events

The Fund evaluated subsequent events through the date the financial statements are issued and determined there were no material events that would require adjustment to or disclosure in the Fund’s financial statements.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 17

OTHER INFORMATION (Unaudited)

Delivery of Shareholder Reports

Paper copies of the Fund’s annual and semi-annual shareholder reports are not sent by mail, unless you specifically request paper copies of the reports from a fund or from your financial intermediary. Instead, the reports are made available on a website, and you are notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future shareholder reports in paper free of charge. If you hold shares of a fund directly, you can inform the Fund that you wish to receive paper copies of reports by calling 800.820.0888. If you hold shares of a fund through a financial intermediary, please contact the financial intermediary to make this election. Your election to receive reports in paper may apply to all Guggenheim Funds in which you are invested and may apply to all Guggenheim funds held with your financial intermediary.

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Sector Classification

Information in the Schedule of Investments is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. The Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Fund usually classifies sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The Fund’s Forms N-PORT and N-Q are available on the SEC’s website at https://www.sec.gov. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 800.820.0888.

18 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

A Board of Trustees oversees the Trust, as well as other trusts of GI, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by visiting guggenheiminvestments.com or by calling 800.820.0888.

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INDEPENDENT TRUSTEES
Randall C. Barnes (1951)	Trustee and Chair of the Valuation Oversight Committee	Since 2014 (Trustee) Since 2020 (Chair of the Valuation Oversight Committee)	Current: Private Investor (2001-present). Former: Senior Vice President and Treasurer, PepsiCo, Inc. (1993-1997); President, Pizza Hut International (1991-1993); Senior Vice President, Strategic Planning and New Business Development, PepsiCo, Inc. (1987-1990).	155

Current: Advent Convertible and Income Fund (2005-present); Purpose Investments Funds (2013-present).

Former: Fiduciary/Claymore Energy Infrastructure Fund (2004-2022); Guggenheim Enhanced Equity Income Fund (2005-2021); Guggenheim Credit Allocation Fund (2013-2021).

Angela Brock-Kyle (1959)	Trustee	Since 2019	Current: Founder and Chief Executive Officer, B.O.A.R.D.S. (2013-present); Director, Mutual Fund Directors Forum (2022-present). Former: Senior Leader, TIAA (1987-2012).	154

Current: Bowhead Insurance GP, LLC (2020-present); Hunt Companies, Inc. (2019-present).

Former: Fiduciary/Claymore Energy Infrastructure Fund (2019-2022); Guggenheim Enhanced Equity Income Fund (2019-2021); Guggenheim Credit Allocation Fund (2019-2021); Infinity Property & Casualty Corp. (2014-2018).

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 19

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INDEPENDENT TRUSTEES - continued
Thomas F. Lydon, Jr. (1960)	Trustee and Chair of the Contracts Review Committee	Since 2019 (Trustee) Since 2020 (Chair of the Contracts Review Committee)	Current: President, Global Trends Investments (1996-present); Chief Executive Officer, ETF Flows, LLC (2019-present); Chief Executive Officer, Lydon Media (2016-present); Director, GDX Index Partners, LLC (2021-present); Vice Chairman, VettaFi (2022-present).	154

Current: US Global Investors, Inc. (GROW) (1995-present).

Former: Fiduciary/Claymore Energy Infrastructure Fund (2019-2022); Guggenheim Enhanced Equity Income Fund (2019-2021); Guggenheim Credit Allocation Fund (2019-2021); Harvest Volatility Edge Trust (3) (2017-2019).

Ronald A. Nyberg (1953)	Trustee and Chair of the Nominating and Governance Committee	Since 2014	Current: Of Counsel, Momkus LLP (2016-present). Former: Partner, Nyberg & Cassioppi, LLC (2000-2016); Executive Vice President, General Counsel, and Corporate Secretary, Van Kampen Investments (1982-1999).	155

Current: Advent Convertible and Income Fund (2003-present); PPM Funds (2) (2018-present); NorthShore-Edward-Elmhurst Health (2012-present).

Former: Fiduciary/Claymore Energy Infrastructure Fund (2004-2022); Guggenheim Enhanced Equity Income Fund (2005-2021); Guggenheim Credit Allocation Fund (2013-2021); Western Asset Inflation-Linked Opportunities & Income Fund (2004-2020); Western Asset Inflation-Linked Income Fund (2003-2020).

20 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INDEPENDENT TRUSTEES - concluded
Sandra G. Sponem (1958)	Trustee and Chair of the Audit Committee	Since 2019 (Trustee) Since 2020 (Chair of the Audit Committee)	Current: Retired. Former: Senior Vice President and Chief Financial Officer, M.A. Mortenson-Companies, Inc. (2007-2017).	154

Current: SPDR Series Trust (81) (2018-present); SPDR Index Shares Funds (30) (2018-present); SSGA Active Trust (14) (2018-present).

Former: Fiduciary/Claymore Energy Infrastructure Fund (2019-2022); Guggenheim Enhanced Equity Income Fund (2019-2021); Guggenheim Credit Allocation Fund (2019-2021); SSGA Master Trust (1) (2018-2020).

Ronald E. Toupin, Jr. (1958)	Trustee, Chair of the Board and Chair of the Executive Committee	Since 2014

Current: Portfolio Consultant (2010-present); Member, Governing Council, Independent Directors Council (2013-present); Governor, Board of Governors, Investment Company Institute (2018-present).

Former: Member, Executive Committee, Independent Directors Council (2016-2018); Vice President, Manager and Portfolio Manager, Nuveen Asset Management (1998-1999); Vice President, Nuveen Investment Advisory Corp. (1992-1999); Vice President and Manager, Nuveen Unit Investment Trusts (1991-1999); and Assistant Vice President and Portfolio Manager, Nuveen Unit Investment Trusts (1988-1999), each of John Nuveen & Co., Inc. (1982-1999).

				154

Former: Fiduciary/Claymore Energy Infrastructure Fund (2004-2022); Guggenheim Enhanced Equity Income Fund (2005-2021); Guggenheim Credit Allocation Fund (2013-2021); Western Asset Inflation-Linked Opportunities & Income Fund (2004-2020); Western Asset Inflation-Linked Income Fund (2003-2020).

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 21

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INTERESTED TRUSTEE
Amy J. Lee**** (1961)	Trustee, Vice President and Chief Legal Officer	Since 2018 (Trustee) Since 2014 (Chief Legal Officer) Since 2007 (Vice President)	Current: Interested Trustee, certain other funds in the Fund Complex (2018-present); Chief Legal Officer, certain other funds in the Fund Complex (2014-present); Vice President, certain other funds in the Fund Complex (2007-present); Senior Managing Director, Guggenheim Investments (2012-present). Former: President and Chief Executive Officer, certain other funds in the Fund Complex (2017-2019); Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).	154	Former: Fiduciary/Claymore Energy Infrastructure Fund (2018-2022); Guggenheim Enhanced Equity Income Fund (2018-2021); Guggenheim Credit Allocation Fund (2018-2021).

*	The business address of each Trustee is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, Illinois 60606.
**	Each Trustee serves an indefinite term, until his or her successor is elected and qualified. Time served includes time served in the respective position for the Predecessor Corporation.
***

Each Trustee also serves on the Boards of Trustees of Guggenheim Funds Trust, Guggenheim Variable Funds Trust, Guggenheim Strategy Funds Trust, Guggenheim Taxable Municipal Bond & Investment Grade Debt Trust, Guggenheim Strategic Opportunities Fund, Guggenheim Energy & Income Fund, Guggenheim Active Allocation Fund, Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust and Transparent Value Trust. Messrs. Barnes and Nyberg also serve on the Board of Trustees of Advent Convertible & Income Fund.

****	This Trustee is deemed to be an “interested person” of the Fund under the 1940 Act by reason of her position with the Fund’s Adviser and/or the parent of the Adviser.

22 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years
OFFICERS
Brian E. Binder (1972)	President and Chief Executive Officer	Since 2018

Current: President, Mutual Funds Boards, Guggenheim Investments (2022-present); President and Chief Executive Officer, certain other funds in the Fund Complex (2018-present); President, Mutual Funds Boards, Guggenheim Funds Investment Advisors, LLC and, Security Investors, LLC (2018-present); Board Member, Guggenheim Partners Investment Funds plc (2022-present); Board Member, Guggenheim Global Investments plc (2022-present); Board Member of Guggenheim Partners Fund Management (Europe) Limited (2018-present).

Former: Senior Managing Director and Chief Administrative Officer, Guggenheim Investments (2018-2022); Managing Director and President, Deutsche Funds, and Head of US Product, Trading and Fund Administration, Deutsche Asset Management (2013-2018); Managing Director, Chairman of North American Executive Committee and Head of Business Management and Consulting, Invesco Ltd. (2010-2012).

James M. Howley (1972)	Chief Financial Officer, Chief Accounting Officer and Treasurer	Since 2022

Current: Managing Director, Guggenheim Investments (2004-present); Chief Financial Officer, Chief Accounting Officer, and Treasurer, certain other funds in the Fund Complex (2022-present).

Former: Assistant Treasurer, certain other funds in the Fund Complex (2006-2022); Manager, Mutual Fund Administration of Van Kampen Investments, Inc. (1996-2004).

Mark E. Mathiasen (1978)	Secretary	Since 2014	Current: Secretary, certain other funds in the Fund Complex (2007-present); Managing Director, Guggenheim Investments (2007-present).
Glenn McWhinnie (1969)	Assistant Treasurer	Since 2016	Current: Vice President, Guggenheim Investments (2009-present); Assistant Treasurer, certain other funds in the Fund Complex (2016-present).
Michael P. Megaris (1984)	Assistant Secretary	Since 2014	Current: Assistant Secretary, certain other funds in the Fund Complex (2014-present); Managing Director, Guggenheim Investments (2012-present).
Elisabeth Miller (1968)	Chief Compliance Officer	Since 2012

Current: Chief Compliance Officer, certain other funds in the Fund Complex (2012-present); Senior Managing Director, Guggenheim Investments (2012-present); Senior Managing Director, Guggenheim Funds Distributors, LLC (2014-present).

Former: Chief Compliance Officer, Security Investors, LLC and Guggenheim Funds Investment Advisors, LLC (2012-2018); Chief Compliance Officer, Guggenheim

Distributors, LLC (2009-2014); Senior Manager, Security Investors, LLC (2004-2014); Senior Manager, Guggenheim Distributors, LLC (2004-2014).

Margaux Misantone (1978)	AML Officer	Since 2017

Current: Chief Compliance Officer, Security Investors, LLC and Guggenheim Funds Investment Advisors, LLC (2018-present); AML Officer, Security Investors, LLC and certain other funds in the Fund Complex (2017-present); Managing Director, Guggenheim Investments (2015-present).

Former: Assistant Chief Compliance Officer, Security Investors, LLC and Guggenheim Funds Investments Advisors, LLC (2015-2018).

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 23

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(concluded)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years
OFFICERS - concluded
Kimberly J. Scott (1974)	Assistant Treasurer	Since 2014

Current: Director, Guggenheim Investments (2012-present); Assistant Treasurer, certain other funds in the Fund Complex (2012-present).

Former: Financial Reporting Manager, Invesco, Ltd. (2010-2011); Vice President/Assistant Treasurer, Mutual Fund Administration for Van Kampen Investments, Inc./Morgan Stanley Investment Management (2009-2010); Manager of Mutual Fund Administration, Van Kampen Investments, Inc./Morgan Stanley Investment Management (2005-2009).

Bryan Stone (1979)	Vice President	Since 2014

Current: Vice President, certain other funds in the Fund Complex (2014-present); Managing Director, Guggenheim Investments (2013-present).

Former: Senior Vice President, Neuberger Berman Group LLC (2009-2013); Vice President, Morgan Stanley (2002-2009).

Jon Szafran (1989)	Assistant Treasurer	Since 2017

Current: Director, Guggenheim Investments (2017-present); Assistant Treasurer, certain other funds in the Fund Complex (2017-present).

Former: Assistant Treasurer of Henderson Global Funds and Manager of US Fund Administration, Henderson Global Investors (North America) Inc. (“HGINA”), (2017); Senior Analyst of US Fund Administration, HGINA (2014–2017); Senior Associate of Fund Administration, Cortland Capital Market Services, LLC (2013-2014); Experienced Associate, PricewaterhouseCoopers LLP (2012-2013).

*	The business address of each officer is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, Illinois 60606.
**	Each officer serves an indefinite term, until his or her successor is duly elected and qualified.

24 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)

Who We Are

This Privacy Notice describes the data protection practices of Guggenheim Investments. Guggenheim Investments as used herein refers to the affiliated investment management businesses of Guggenheim Partners, LLC: Guggenheim Funds Investment Advisors, LLC, Guggenheim Partners Investment Management, LLC, Guggenheim Funds Distributors, LLC, Security Investors, LLC, Guggenheim Investment Advisors (Europe) Limited, Guggenheim Real Estate, LLC, GS Gamma Advisors, LLC, Guggenheim Partners India Management, LLC, Guggenheim Partners Europe Limited, as well as the funds in the Guggenheim Funds complex (the “Funds”) (“Guggenheim Investments,” “we,” “us,” or “our”).

Guggenheim Partners Investment Management Holdings, LLC, located at 330 Madison Avenue, New York, New York, 10017 is the data controller for your information. The affiliates who are also controllers of certain of your information are: Guggenheim Investment Advisors (Europe) Limited, Guggenheim Partners Europe Limited, Guggenheim Partners, LLC, Guggenheim Funds Investment Advisors, LLC, Guggenheim Partners Investment Management, LLC, Guggenheim Funds Distributors, LLC and Security Investors, LLC, as well as the Funds.

Our Commitment to You

Guggenheim Investments considers your privacy our utmost concern. When you become our client or investor, you entrust us with not only your hard-earned money but also with your personal and financial information. Because we have access to your private information, we hold ourselves to the highest standards in its safekeeping and use. We strictly limit how we share your information with others, whether you are a current or former Guggenheim Investments client or investor.

The Information We Collect About You

We collect certain nonpublic personal information about you from information you provide on applications, other forms, our website, and/or from third parties including investment advisors. This information includes Social Security or other tax identification number, assets, income, tax information, retirement and estate plan information, transaction history, account balance, payment history, bank account information, marital status, family relationships, information that we collect on our website through the use of “cookies,” and other personal information that you or others provide to us. We may also collect such information through your inquiries by mail, e-mail or telephone. We may also collect customer due diligence information, as required by applicable law and regulation, through third party service providers.

How We Handle Your Personal Information

The legal basis for using your information as set out in this Privacy Notice is as follows: (a) use of your personal data is necessary to perform our obligations under any contract with you (such as a contract for us to provide financial services to you); or (b) where use of your personal data is not necessary for performance of a contract, use of your personal data is necessary for our legitimate interests or the legitimate interests of others (for example, to enforce the legal terms governing our services, operate and market our website and other services we offer, ensure safe environments for our personnel and others, make and receive payments, prevent fraud and to know the customer to whom we are providing the services). Some processing is done to comply with applicable law. In addition to the specific uses described above, we also use your information in the following manner:

●	We use your information in connection with servicing your accounts.

●	We use information to respond to your requests or questions. For example, we might use your information to respond to your customer feedback.

●	We use information to improve our products and services. We may use your information to make our website and products better. We may use your information to customize your experience with us.

●	We use information for security purposes. We may use your information to protect our company and our customers.

●

We use information to communicate with you. For example, we will communicate with you about your account or our relationship. We may contact you about your feedback. We might also contact you about this Privacy Notice. We may also enroll you in our email newsletter.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 25

GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)(continued)

●	We use information as otherwise permitted by law, as we may notify you.

●

Aggregate/Anonymous Data. We may aggregate and/or anonymize any information collected through the website so that such information can no longer be linked to you or your device (“Aggregate/Anonymous Information”). We may use Aggregate/Anonymous Information for any purpose, including without limitation for research and marketing purposes, and may also share such data with any third parties, including advertisers, promotional partners, and sponsors.

We do not sell information about current or former clients or their accounts to third parties. Nor do we share this information, except when necessary to complete transactions at your request, to make you aware of investment products and services that we or our affiliates offer, or as permitted or required by law.

We provide information about you to companies and individuals not affiliated with Guggenheim Investments to complete certain transactions or account changes, or to perform services for us related to your account. For example, if you ask to transfer assets from another financial institution to Guggenheim Investments, we must provide certain information about you to that company to complete the transaction. We provide the third party with only the information necessary to carry out its responsibilities and only for that purpose. And we require these third parties to treat your private information with the same high degree of confidentiality that we do. To alert you to other Guggenheim Investments products and services, we share your information within our family of affiliated companies. You may limit our sharing with affiliated companies as set out below. We may also share information with any successor to all or part of our business, or in connection with steps leading up to a merger or acquisition. For example, if part of our business was sold we may give customer information as part of that transaction. We may also share information about you with your consent.

We will release information about you if you direct us to do so, if we are compelled by law to do so, or in other circumstances as permitted by law (for example, to protect your account from fraud).

If you close your account(s) or become an inactive client or investor, we will continue to adhere to the privacy policies and practices described in this notice.

Opt-Out Provisions and Your Data Choices

The law allows you to “opt out” of certain kinds of information sharing with third parties. We do not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.

When you are no longer our client or investor, we continue to share your information as described in this notice, and you may contact us at any time to limit our sharing by sending an email to CorporateDataPrivacy@GuggenheimPartners.com.

European Union Data Subjects and certain others: In addition to the choices set forth above, residents of the European Union and certain other jurisdictions have certain rights to (1) request access to or rectification or deletion of information we collect about them, (2) request a restriction on the processing of their information, (3) object to the processing of their information, or (4) request the portability of certain information. To exercise these or other rights, please contact us using the contact information below. We will consider all requests and provide our response within the time period stated by applicable law. Please note, however, that certain information may be exempt from such requests in some circumstances, which may include if we need to keep processing your information for our legitimate interests or to comply with a legal obligation. We may request you provide us with information necessary to confirm your identity before responding to your request.

Residents of France and certain other jurisdictions may also provide us with instructions regarding the manner in which we may continue to store, erase and share your information after your death, and where applicable, the person you have designated to exercise these rights after your death.

How We Protect Privacy Online

We take steps to protect your privacy when you use our web site – www.guggenheiminvestments.com – by using secure forms of online communication, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These safeguards vary based on the sensitivity of the information that we collect and store. However, we cannot and do not guarantee that these measures will prevent every unauthorized attempt to access, use, or disclose your information since despite our efforts, no Internet and/or other

26 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)(concluded)

electronic transmissions can be completely secure. Our web site uses “http cookies”—tiny pieces of information that we ask your browser to store. We use cookies for session management and security features on the Guggenheim Investments web site. We do not use them to pull data from your hard drive, to learn your e-mail address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the legal information area on our web site for more details about web site security and privacy features.

How We Safeguard Your Personal Information and Data Retention

We restrict access to nonpublic personal information about you to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

We keep your information for no longer than necessary for the purposes for which it is processed. The length of time for which we retain information depends on the purposes for which we collected and use it and/or as required to comply with applicable laws. Information may persist in copies made for backup and business continuity purposes for additional time.

International Visitors

If you are not a resident of the United States, please be aware that your information may be transferred to, stored and processed in the United States where our servers are located and our databases are operated. The data protection and other laws of the United States and other countries might not be as comprehensive as those in your country.

In such cases, we ensure that a legal basis for such a transfer exists and that adequate protection is provided as required by applicable law, for example, by using standard contractual clauses or by transferring your data to a jurisdiction that has obtained an adequacy finding. Individuals whose data may be transferred on the basis of standard contractual clauses may contact us as described below.

We’ll Keep You Informed

If you have any questions or concerns about how we treat your personal data, we encourage you to consult with us first. You may also contact the relevant supervisory authority.

We reserve the right to modify this policy at any time and will inform you promptly of material changes. You may access our privacy policy from our web site at www.guggenheiminvestments.com. Should you have any questions regarding our privacy policy, contact us by email at CorporateDataPrivacy@GuggenheimPartners.com.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 27

This page intentionally left blank.

This page intentionally left blank.

3.31.2023

Guggenheim Funds Semi-Annual Report

Guggenheim Macro Opportunities Fund

GuggenheimInvestments.com	MO-SEMI-0323x0923

GUGGENHEIM

Fast, Convenient, and Secure

Sign up for eDelivery from Guggenheim

Guggenheim's eDelivery service allows you to waive postal delivery and provides a fast, convenient, and secure way to access your account documents and shareholder communications such as statements, confirmations, prospectuses, and annual and semi-annual reports.

With Guggenheim's eDelivery service, you can:

- Receive important account information faster
- Reduce the chance of mail fraud and identity theft
- Positively impact the environment
- Increase shareholder value by reducing printing and mailing costs

For more information, visit *GuggenheimInvestments.com/eDelivery* or call our Client Services group at 800 820 0888.

It's easy to enroll:

To register your account and begin receiving some or all of your shareholder communications electronically, follow these simple steps:

1. **Go to** *GuggenheimInvestments.com/myaccount*

   If you are a new user, you can also establish your User ID and password here.

2. **Log into your account**
3. **Select "Profile" on the left**
4. **Select "Edit Delivery" at the bottom**
5. **Select the eDelivery radio buttons**
6. **Enter your email address, and check the box that you have read the Terms and Conditions**
7. **Hit "Submit"**

GI-GOGREEN-1022 x1023 #54520

Guggenheim Investments eDelivery Service Notice

DEAR SHAREHOLDER	2
ECONOMIC AND MARKET OVERVIEW	4
ABOUT SHAREHOLDERS’ FUND EXPENSES	6
MACRO OPPORTUNITIES FUND	9
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	85
OTHER INFORMATION	114
INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	115
GUGGENHEIM INVESTMENTS PRIVACY NOTICE	124

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 1

March 31, 2023

Dear Shareholder:

Guggenheim Partners Investment Management, LLC (“GPIM” or the “Investment Adviser”), is pleased to present the shareholder report for Guggenheim Macro Opportunities Fund (the “Fund”) for the semi-annual fiscal period ended March 31, 2023 (the “Reporting Period”).

The Investment Adviser is part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC (“Guggenheim”), a global, diversified financial services firm.

Guggenheim Funds Distributors, LLC is the distributor of the Fund. Guggenheim Funds Distributors, LLC is affiliated with Guggenheim and the Investment Adviser.

We encourage you to read the Economic and Market Overview section of the report, which follows this letter.

We are committed to providing innovative investment solutions and appreciate the trust you place in us.

Sincerely,

Guggenheim Partners Investment Management, LLC

April 30, 2023

Read a prospectus and summary prospectus (if available) carefully before investing. It contains the investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at guggenheiminvestments.com or call 800.820.0888.

This material is not intended as a recommendation or as investment advice of any kind, including in connection with rollovers, transfers, and distributions. Such material is not provided in a fiduciary capacity, may not be relied upon for or in connection with the making of investment decisions, and does not constitute a solicitation of an offer to buy or sell securities. All content has been provided for informational or educational purposes only and is not intended to be and should not be construed as legal or tax advice and/or a legal opinion. Always consult a financial, tax and/or legal professional regarding your specific situation.

Macro Opportunities Fund may not be suitable for all investors. ● The Fund’s market value will change in response to interest rate changes and market conditions among other factors. In general, bond prices rise when interest rates fall and vice versa. ● The Fund’s exposure to high yield securities may subject the Fund to greater volatility. ● The intrinsic value of the underlying stocks in which the Fund invests may never be realized or the stock may decline in value. ● When market conditions are deemed appropriate, the Fund may use leverage to the full extent permitted by its investment policies and restrictions and applicable law. Leveraging will exaggerate the effect on net asset value of any increase or

2 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

March 31, 2023

decrease in the market value of the Fund’s portfolio. ● The use of short selling involves increased risks and costs. You risk paying more for a security than you received from its sale. Theoretically, stocks sold short have the risk of unlimited losses. ● The Fund may invest in derivative instruments, which may be more volatile and less liquid, increasing the risk of loss when compared to traditional securities. Certain of the derivative instruments are also subject to the risks of counterparty default and adverse tax treatment. ● Instruments and strategies (such as borrowing transactions and reverse repurchase agreements) may provide leveraged exposure to a particular investment, which will magnify any gains or losses on those investments. ● Investments in reverse repurchase agreements expose the Fund to the many of the same risks as investments in derivatives. ● The Fund’s investments in other investment vehicles subject the Fund to those risks and expenses affecting the investment vehicle. ● The Fund’s investments in foreign securities carry additional risks when compared to U.S. securities, due to the impact of diplomatic, political or economic developments in the country in question (investments in emerging markets securities are generally subject to an even greater level of risks). ● Investments in syndicated bank loans generally offer a floating interest rate and involve special types of risks. ● A highly liquid secondary market may not exist for the commodity-linked structured notes the Fund invests in, and there can be no assurance that a highly liquid secondary market will develop. ● The Fund’s exposure to the commodity markets may subject the Fund to greater volatility as commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or factors affecting a particular industry or commodity such as droughts, floods, weather, embargos, tariffs and international economic, political and regulatory developments. ● The Fund’s investments in municipal securities can be affected by events that affect the municipal bond market. ● The Fund’s investments in real estate securities subject the Fund to the same risks as direct investments in real estate, which is particularly sensitive to economic downturns. ● The Fund’s investments in restricted securities may involve financial and liquidity risk. ● You may have a gain or loss when you sell your shares. ● It is important to note that the Fund is not guaranteed by the U.S. government. ● Please read the prospectus for more detailed information regarding these and other risks.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 3

ECONOMIC AND MARKET OVERVIEW (Unaudited)	March 31, 2023

Developments in March 2023 highlighted the increasingly difficult place in which the U.S. Federal Reserve (the “Fed”) and other central banks find themselves as they work toward restoring price stability and maintaining financial stability. The collapse of Silicon Valley Bank and Signature Bank prompted banks to rush for liquidity support from the Fed, totaling $165 billion in the immediate aftermath. Overseas, the Swiss National Bank provided the equivalent of $54 billion in emergency liquidity to Credit Suisse before a deal was struck with rival UBS to buy it for $3.25 billion.

Heightened concerns about further bank stress and central banks’ ability to continue aggressively tightening monetary policy weighed heavily on market-implied expectations for the path of policy rates. Nevertheless, in March 2023 the Fed raised rates by 25 basis points and the European Central Bank raised rates by 50 basis points. One basis point equals 0.01%. We expect central banks will continue to raise rates over the next few months in their continuing effort to bring inflation to heel, despite the cracks in financial stability that are beginning to show.

While markets were volatile, data releases indicated that the U.S. economy is still on a relatively firm footing. March job growth came in at 236,000, well above the level needed to keep the unemployment rate from rising. Housing data has surprised to the upside, likely in response to the recent softening of mortgage rates. Meanwhile, the S&P Global U.S. composite Purchasing Managers’ Index (“PMI”) rose to a 10-month high, with strength especially evident in sub-indices for the service sector. Forward-looking data looks more concerning, however, with the Leading Economic Index turning down further, initial signs of job loss in the most cyclical and interest rate sensitive sectors, and business surveys souring on the economic outlook and plans for spending and hiring.

The Fed acknowledged in its March 2023 Federal Open Market Committee meeting statement that a contraction of credit emanating from volatility in the banking sector was likely to create new headwinds for the economy. In recognition of this new risk, the Fed’s updated Summary of Economic Projections showed a small downward revision of real gross domestic product growth this year, from 0.5% to 0.4%, followed by a larger downward revision for next year, from 1.6% to 1.2%. We continue to expect a recession could begin midway through the year.

For the Reporting Period, the S&P 500® Index* returned 15.62%. The MSCI Europe-Australasia-Far East (“EAFE”) Index* (gross) returned 27.52%. The return of the MSCI Emerging Markets Index* (gross) was 14.20%.

In the bond market, the Bloomberg U.S. Aggregate Bond Index* posted a 4.89% return for the Reporting Period, while the Bloomberg U.S. Corporate High Yield Index* returned 7.89%. The return of the ICE Bank of America (“BofA”) 3-Month U.S. Treasury Bill Index* was 1.94% for the six-month period.

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

4 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ECONOMIC AND MARKET OVERVIEW (Unaudited)(concluded)	March 31, 2023

*Index Definitions:

The following indices are referenced throughout this report. Indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees, or expenses.

Bloomberg U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, mortgage-backed securities or “MBS” (agency fixed-rate and hybrid adjustable-rate mortgage, or “ARM”, pass-throughs), asset-backed securities (“ABS”), and commercial mortgage-backed securities (“CMBS”) (agency and non-agency).

Bloomberg U.S. Corporate High Yield Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB +/BB + or below.

ICE BofA 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

S&P 500® Index is a broad-based index, the performance of which is based on the performance of 500 widely held common stocks chosen for market size, liquidity, and industry group representation.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 5

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses, and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, other distributions, and exchange fees, and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning September 30, 2022 and ending March 31, 2023.

The following tables illustrate the Fund’s costs in two ways:

Table 1. Based on actual Fund return: This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fifth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return: This section is intended to help investors compare a fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

6 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(continued)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges (“CDSC”) on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about the Fund’s expenses, including annual expense ratios for periods up to five years (subject to the Fund’s inception date), can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 7

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(concluded)

	Expense Ratio[1]	Fund Return	Beginning Account Value September 30, 2022	Ending Account Value March 31, 2023	Expenses Paid During Period[2]
Table 1. Based on actual Fund return[3]
A-Class	1.56%	5.58%	$ 1,000.00	$ 1,055.80	$ 8.00
C-Class	2.31%	5.15%	1,000.00	1,051.50	11.81
P-Class	1.60%	5.59%	1,000.00	1,055.90	8.20
Institutional Class	1.15%	5.75%	1,000.00	1,057.50	5.90
R6-Class	1.14%	5.79%	1,000.00	1,057.90	5.85

Table 2. Based on hypothetical 5% return (before expenses)
A-Class	1.56%	5.00%	$ 1,000.00	$ 1,017.15	$ 7.85
C-Class	2.31%	5.00%	1,000.00	1,013.41	11.60
P-Class	1.60%	5.00%	1,000.00	1,016.95	8.05
Institutional Class	1.15%	5.00%	1,000.00	1,019.20	5.79
R6-Class	1.14%	5.00%	1,000.00	1,019.25	5.74

[1]

This ratio represents annualized net expenses, which may include short interest expense. Excluding these expenses, the operating expense ratios for the Fund would be 1.32%, 2.07%, 1.32%, 0.91% and 0.91% for the A-Class, C-Class, P-Class, Institutional Class and R6-Class, respectively. Excludes expenses of the underlying funds in which the Fund invests.

[2]

Expenses are equal to the Fund’s annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

[3]	Actual cumulative return at net asset value for the period September 30, 2022 to March 31, 2023.

8 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 31, 2023

MACRO OPPORTUNITIES FUND

OBJECTIVE: Seeks to provide total return, comprised of current income and capital appreciation.

Consolidated Holdings Diversification (Market Exposure as % of Net Assets)

“Consolidated Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

Inception Dates:
A-Class	November 30, 2011
C-Class	November 30, 2011
P-Class	May 1, 2015
Institutional Class	November 30, 2011
R6-Class	March 13, 2019

Ten Largest Holdings	(% of Total Net Assets)
Guggenheim Limited Duration Fund — R6-Class	2.1%
Guggenheim Ultra Short Duration Fund — Institutional Class	0.8%
VanEck Gold Miners ETF	0.8%
TSGE, 6.25%	0.7%
BP Capital Markets plc, 4.88%	0.6%
VB-S1 Issuer LLC - VBTEL, 5.27%	0.6%
FKRT, 2.21%	0.6%
ITT Holdings LLC, 6.50%	0.6%
FS Rialto, 7.23%	0.6%
Guggenheim Strategy Fund III	0.6%
Top Ten Total	8.0%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 9

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(continued)	March 31, 2023

Portfolio Composition by Quality Rating[1]
Rating	% of Total Investments
Fixed Income Instruments
AAA	8.0%
AA	1.3%
A	10.8%
BBB	19.2%
BB	14.9%
B	15.4%
CCC	2.7%
CC	3.3%
C	0.1%
D	0.0%**
NR2	6.9%
Other Instruments	17.4%
Total Investments	100.0%

[1]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled “NR” have been rated by Moody’s, Standard & Poor’s (“S&P”), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization (“NRSRO”). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating. Security ratings are determined at the time of purchase and may change thereafter.

[2]	NR (not rated) securities do not necessarily indicate low credit quality.
**	Less than 0.1%

10 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(concluded)	March 31, 2023

Average Annual Returns*

Periods Ended March 31, 2023

	6 Month†	1 Year	5 Year	10 Year
A-Class Shares	5.58%	(2.93%)	1.61%	2.74%
A-Class Shares with sales charge‡	1.38%	(6.80%)	0.78%	2.24%
C-Class Shares	5.15%	(3.66%)	0.85%	1.98%
C-Class Shares with CDSC§	4.15%	(4.58%)	0.85%	1.98%
Institutional Class Shares	5.75%	(2.56%)	2.01%	3.12%
ICE BofA 3-Month U.S. Treasury Bill Index	1.94%	2.53%	1.41%	0.87%

	6 Month†	1 Year	5 Year	Since Inception (05/01/15)
P-Class Shares	5.59%	(2.93%)	1.61%	2.56%
ICE BofA 3-Month U.S. Treasury Bill Index	1.94%	2.53%	1.41%	1.09%

	6 Month†	1 Year	Since Inception (03/13/19)
R6-Class Shares	5.79%	(2.53%)	2.30%
ICE BofA 3-Month U.S. Treasury Bill Index	1.94%	2.53%	1.25%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The ICE BofA 3-Month U.S. Treasury Bill Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†	6 month returns are not annualized.
‡

Effective October 1, 2015, the maximum sales charge decreased from 4.75% to 4.00%. A 4.75% maximum sales charge is used in the calculation of the Average Annual Returns based on subscriptions made prior to October 1, 2015, and a 4.00% maximum sales charge is used to calculate performance for periods based on subscriptions made on or after October 1, 2015.

§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 11

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023
MACRO OPPORTUNITIES FUND

	Shares	Value
COMMON STOCKS† - 1.1%

Financial - 1.0%
Aequi Acquisition Corp. — Class A*,1,2	999,157	$9,901,646
AfterNext HealthTech Acquisition Corp. — Class A*,1	895,600	9,153,032
Conyers Park III Acquisition Corp. — Class A*,1	832,100	8,412,531
TPG Pace Beneficial II Corp.*,1	807,638	8,052,232
Waverley Capital Acquisition Corp. 1 — Class A*,1	786,700	8,024,340
Acropolis Infrastructure Acquisition Corp. — Class A*,1	578,278	5,857,956
Blue Whale Acquisition Corp. I — Class A*,1	477,700	4,748,338
Pershing Square Tontine Holdings, Ltd. — Class A*,†††	6,864,930	686
Total Financial		54,150,761

Utilities - 0.1%
Texgen Power LLC*,††	180,169	4,684,394

Consumer, Cyclical - 0.0%
ATD New Holdings, Inc.*,††	42,478	2,325,670

Industrial - 0.0%
Schur Flexibles GesmbH*,††	1,661	630,137
BP Holdco LLC*,†††,2	37,539	48,218
Vector Phoenix Holdings, LP*,†††	37,539	8,970
Targus Inc*,†††	12,773	377
Targus Inc*,†††	12,773	377
API Heat Transfer Parent LLC*,†††	1,763,707	176
Targus Inc*,†††	12,773	127
Targus Inc*,†††	12,773	1
Targus Inc*,†††	12,773	1
Total Industrial		688,384

Communications - 0.0%
Vacasa, Inc. — Class A*	503,817	484,773

Technology - 0.0%
Qlik Technologies, Inc. - Class A*,†††	177	283,867
Qlik Technologies, Inc. - Class B*,†††	43,738	4
Total Technology		283,871

Consumer, Non-cyclical - 0.0%
Cengage Learning Holdings II, Inc.*,††	21,660	232,845
Save-A-Lot*,††	22,703	7,560
Total Consumer, Non-cyclical		240,405

Energy - 0.0%
Permian Production Partners LLC*,†††	573,522	93,890

Total Common Stocks
(Cost $61,072,758)		62,952,148

PREFERRED STOCKS†† - 5.6%
Financial - 5.2%
Citigroup, Inc.
3.88%	30,600,000	25,841,700
4.00%	13,100,000	11,577,125
7.38%*	1,400,000	1,377,824
Wells Fargo & Co.
3.90%	25,750,000	22,729,782
4.70%	836,225	15,796,290
Equitable Holdings, Inc.
4.95%	24,550,000	22,375,688
4.30%	600,325	11,166,045
Markel Corp.
6.00%	32,370,000	31,052,373

12 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
MACRO OPPORTUNITIES FUND

	Shares	Value
Kuvare US Holdings, Inc.
7.00% due 02/17/51[3]	19,150,000	$19,245,750
Bank of America Corp.
4.38%	13,850,000	11,774,409
6.13%	5,800,000	5,705,750
Goldman Sachs Group, Inc.
4.13%	20,500,000	16,989,504
Bank of New York Mellon Corp.
3.75%	20,550,000	16,945,530
Charles Schwab Corp.
4.00%*	18,700,000	14,726,250
W R Berkley Corp.
4.13% due 03/30/61	820,613	14,237,636
MetLife, Inc.
3.85%	12,200,000	10,748,851
Reinsurance Group of America, Inc.
7.13% due 10/15/52[4]	300,400	7,900,520
Jackson Financial, Inc.
8.00%*	284,000	7,043,200
First Republic Bank
4.25%	803,675	4,283,588
4.50%	238,300	1,327,331
CNO Financial Group, Inc.
5.13% due 11/25/60	324,000	5,265,000
Assurant, Inc.
5.25% due 01/15/61	258,000	5,036,160
American Financial Group, Inc.
4.50% due 09/15/60	243,449	4,506,241
PartnerRe Ltd.
4.88%	208,352	4,256,631
Selective Insurance Group, Inc.
4.60%	246,000	4,231,200
B Riley Financial, Inc.
6.75% due 05/31/24	401	9,524
Total Financial		296,149,902

Government - 0.4%
CoBank ACB
4.25%	20,000,000	16,266,335
Farmer Mac
5.75%	378,000	8,973,720
Total Government		25,240,055

Industrial - 0.0%
API Heat Transfer Intermediate *,†††	218	—

Total Preferred Stocks
(Cost $397,044,217)		321,389,957

WARRANTS† - 0.0%
Conyers Park III Acquisition Corp. — Class A
Expiring 08/12/28*,1	277,366	55,473
AfterNext HealthTech Acquisition Corp. — Class A
Expiring 07/09/23*,1	298,533	49,721
Aequi Acquisition Corp. — Class A
Expiring 11/30/27*,1	333,052	33,305
Acropolis Infrastructure Acquisition Corp. — Class A
Expiring 03/31/26*,1	192,759	32,846
Waverley Capital Acquisition Corp. 1— Class A
Expiring 04/30/27*,1	262,232	23,601
Ginkgo Bioworks Holdings, Inc.
Expiring 08/01/26	128,004	23,041
Blue Whale Acquisition Corp. I — Class A
Expiring 07/09/23*,1	119,424	9,996
Pershing Square Tontine Holdings, Ltd. — Class A
Expiring 07/24/25*,†††	762,770	76
MSD Acquisition Corp. — Class A
Expiring 05/13/23*,†††,1	166,604	—
Total Warrants
(Cost $3,400,900)		228,059

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 13

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
MACRO OPPORTUNITIES FUND

	Shares	Value
EXCHANGE-TRADED FUNDS† - 0.8%
VanEck Gold Miners ETF	1,430,590	$46,279,586
Total Exchange-Traded Funds
(Cost $54,624,676)		46,279,586

MUTUAL FUNDS† - 4.8%
Guggenheim Limited Duration Fund — R6-Class[2]	5,098,957	121,049,242
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	4,880,513	47,389,782
Guggenheim Strategy Fund III[2]	1,335,130	32,376,912
Guggenheim Risk Managed Real Estate Fund — Institutional Class[2]	1,043,420	31,354,764
Guggenheim Alpha Opportunity Fund — Institutional Class[2]	1,017,008	27,550,743
Guggenheim Strategy Fund II2	770,025	18,642,295
Total Mutual Funds
(Cost $286,323,251)		278,363,738

MONEY MARKET FUNDS† - 4.1%
Dreyfus Treasury Obligations Cash Management Fund — Institutional Shares, 4.69%[5]	122,357,120	122,357,120
Federated Hermes U.S. Treasury Cash Reserves Fund — Institutional Shares, 4.37%[5]	95,983,570	95,983,570
Western Asset Institutional U.S. Treasury Reserves — Institutional Shares, 4.56%[5]	20,049,128	20,049,128
Total Money Market Funds
(Cost $238,389,818)		238,389,818

	Face Amount~
CORPORATE BONDS†† - 30.7%
Financial - 10.2%
Pershing Square Holdings Ltd.
3.25% due 10/01/31	33,500,000	25,409,415
3.25% due 11/15/30[3]	15,100,000	11,813,485
NFP Corp.
6.88% due 08/15/28[3]	28,700,000	24,628,618
7.50% due 10/01/30[3]	4,150,000	4,009,854
4.88% due 08/15/28[3]	3,950,000	3,562,900
Wilton RE Ltd.
6.00%†††,3,4,6	31,350,000	27,879,241
GLP Capital Limited Partnership / GLP Financing II, Inc.
4.00% due 01/15/31	22,640,000	19,420,826
5.30% due 01/15/29	6,950,000	6,631,343
Rocket Mortgage LLC / Rocket Mortgage Company-Issuer, Inc.
3.88% due 03/01/31[3]	21,650,000	17,950,881
2.88% due 10/15/26[3]	8,750,000	7,831,250
Iron Mountain, Inc.
5.63% due 07/15/32[3]	25,025,000	22,861,339
4.50% due 02/15/31[3]	925,000	794,880
CBS Studio Center
7.56% (30 Day Average SOFR + 3.00%, Rate Floor: 3.00%) due 01/09/24◊,†††	22,000,000	22,220,000

14 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
MACRO OPPORTUNITIES FUND

	Face Amount~		Value
Liberty Mutual Group, Inc.
4.30% due 02/01/61[3]		36,940,000	$21,904,578
United Wholesale Mortgage LLC
5.50% due 11/15/25[3]		11,956,000	11,315,278
5.50% due 04/15/29[3]		7,150,000	5,970,250
5.75% due 06/15/27[3]		4,550,000	4,048,873
Host Hotels & Resorts, LP
3.50% due 09/15/30		24,000,000	20,271,139
Jefferies Finance LLC / JFIN Company-Issuer Corp.
5.00% due 08/15/28[3]		23,000,000	19,471,570
Mitsubishi UFJ Financial Group, Inc.
5.42% due 02/22/29[4]		18,050,000	18,219,379
LPL Holdings, Inc.
4.00% due 03/15/29[3]		14,788,000	13,309,200
4.38% due 05/15/31[3]		5,500,000	4,862,605
Global Atlantic Finance Co.
4.70% due 10/15/51[3,4]		22,350,000	17,912,597
FS KKR Capital Corp.
3.25% due 07/15/27		21,000,000	17,792,043
JPMorgan Chase & Co.
5.72% due 09/14/33[4]		16,800,000	17,209,228
Nationwide Mutual Insurance Co.
4.35% due 04/30/50[3]		21,150,000	16,717,549
Starwood Property Trust, Inc.
4.38% due 01/15/27[3]		19,000,000	15,702,740
Hampton Roads PPV LLC
6.62% due 06/15/53[3]		16,735,000	14,827,888
Sherwood Financing plc
4.50% due 11/15/26[3]	EUR	13,600,000	12,615,819
Lloyds Banking Group plc
5.87% due 03/06/29[4]		12,100,000	12,199,657
Kennedy-Wilson, Inc.
5.00% due 03/01/31		14,669,000	10,764,032
4.75% due 02/01/30		250,000	184,442
4.75% due 03/01/29		25,000	19,875
Ceamer Finance LLC
6.92% due 11/15/37†††		11,050,000	10,867,163
Hunt Companies, Inc.
5.25% due 04/15/29[3]		13,700,000	10,706,442
First American Financial Corp.
4.00% due 05/15/30		11,760,000	10,628,086
Mizuho Financial Group, Inc.
5.67% due 05/27/29[4]		9,850,000	9,988,788
Corebridge Financial, Inc.
6.88% due 12/15/52[3,4]		10,750,000	9,583,093
Jane Street Group / JSG Finance, Inc.
4.50% due 11/15/29[3]		9,650,000	8,636,750
OneAmerica Financial Partners, Inc.
4.25% due 10/15/50[3]		11,550,000	8,436,264
Home Point Capital, Inc.
5.00% due 02/01/26[3]		9,810,000	7,360,492
QBE Insurance Group Ltd.
5.88%[3,4,6]		7,550,000	7,039,898
SLM Corp.
3.13% due 11/02/26		7,714,000	6,556,900
Toronto-Dominion Bank
8.13% due 10/31/82[4]		6,300,000	6,394,500
OneMain Finance Corp.
4.00% due 09/15/30		7,250,000	5,437,500
PartnerRe Finance B LLC
4.50% due 10/01/50[4]		6,460,000	5,361,800
American Equity Investment Life Holding Co.
5.00% due 06/15/27		4,813,000	4,811,804

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 15

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
MACRO OPPORTUNITIES FUND

	Face Amount~	Value
Cushman & Wakefield US Borrower LLC
6.75% due 05/15/28[3]	5,303,000	$4,747,645
Bank of Nova Scotia
8.63% due 10/27/82[4]	4,650,000	4,736,728
Accident Fund Insurance Company of America
8.50% due 08/01/32[3]	3,000,000	3,142,402
SBA Communications Corp.
3.13% due 02/01/29	3,100,000	2,696,814
Prudential Financial, Inc.
5.13% due 03/01/52[4]	2,750,000	2,423,000
Jones Deslauriers Insurance Management, Inc.
10.50% due 12/15/30[3]	1,700,000	1,712,253
Platinum for Belize Blue Investment Company LLC
2.10% due 10/20/40[3,7]	1,900,000	1,637,420
Atlas Mara Ltd.
due 12/31/21†††,8,9	4,642,499	1,559,880
Iron Mountain Information Management Services, Inc.
5.00% due 07/15/32[3]	1,726,000	1,482,170
Total Financial		586,280,566

Communications - 4.5%
British Telecommunications plc
4.88% due 11/23/81[3,4]	28,200,000	22,213,276
4.25% due 11/23/81[3,4]	5,250,000	4,548,863
McGraw-Hill Education, Inc.
8.00% due 08/01/29[3]	22,634,000	18,559,880
5.75% due 08/01/28[3]	4,600,000	4,002,000
Altice France S.A.
5.13% due 07/15/29[3]	13,250,000	9,970,625
5.50% due 10/15/29[3]	11,760,000	8,992,354
Virgin Media Finance plc
5.00% due 07/15/30[3]	21,400,000	17,687,742
UPC Broadband Finco BV
4.88% due 07/15/31[3]	20,200,000	17,467,546
Level 3 Financing, Inc.
4.25% due 07/01/28[3]	19,794,000	11,167,775
3.75% due 07/15/29[3]	7,600,000	4,052,016
3.88% due 11/15/29[3]	2,600,000	1,881,698
CSC Holdings LLC
4.13% due 12/01/30[3]	20,672,000	14,846,424
4.63% due 12/01/30[3]	2,715,000	1,338,766
LCPR Senior Secured Financing DAC
5.13% due 07/15/29[3]	16,250,000	13,695,096
Vodafone Group plc
5.13% due 06/04/81[4]	16,875,000	11,812,500
CCO Holdings LLC / CCO Holdings Capital Corp.
4.50% due 06/01/33[3]	14,265,000	11,484,038
Cable One, Inc.
4.00% due 11/15/30[3]	12,575,000	10,235,681
Rogers Communications, Inc.
4.55% due 03/15/52[3]	9,800,000	8,061,205
Paramount Global
4.95% due 05/19/50	10,340,000	7,739,306
Sirius XM Radio, Inc.
4.13% due 07/01/30[3]	8,900,000	7,275,750
Match Group Holdings II LLC
4.63% due 06/01/28[3]	7,700,000	7,151,144
Virgin Media Secured Finance plc
4.50% due 08/15/30[3]	7,950,000	6,835,489

16 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
MACRO OPPORTUNITIES FUND

	Face Amount~	Value
Telenet Finance Luxembourg Notes SARL
5.50% due 03/01/28	7,000,000	$6,440,000
AMC Networks, Inc.
4.25% due 02/15/29	10,200,000	6,271,062
VZ Secured Financing BV
5.00% due 01/15/32[3]	6,830,000	5,571,333
Cengage Learning, Inc.
9.50% due 06/15/24[3]	4,139,000	4,001,792
Cogent Communications Group, Inc.
7.00% due 06/15/27[3]	3,750,000	3,718,125
Virgin Media Vendor Financing Notes IV DAC
5.00% due 07/15/28[3]	3,650,000	3,243,938
Radiate Holdco LLC / Radiate Finance, Inc.
4.50% due 09/15/26[3]	3,518,000	2,752,835
Charter Communications Operating LLC / Charter Communications Operating Capital
3.90% due 06/01/52	3,500,000	2,313,591
TripAdvisor, Inc.
7.00% due 07/15/25[3]	1,800,000	1,803,940
Ziggo BV
4.88% due 01/15/30[3]	1,685,000	1,436,463
Zayo Group Holdings, Inc.
4.00% due 03/01/27[3]	700,000	532,000
Total Communications		259,104,253

Energy - 3.1%
BP Capital Markets plc
4.88%[4,6]	39,360,000	35,768,400
ITT Holdings LLC
6.50% due 08/01/29[3]	38,952,000	32,887,953
Parkland Corp.
4.63% due 05/01/30[3]	20,000,000	17,780,000
Midwest Connector Capital Company LLC
4.63% due 04/01/29[3]	18,763,000	17,585,896
Targa Resources Partners Limited Partnership / Targa Resources Partners Finance Corp.
6.88% due 01/15/29	12,632,000	12,874,769
4.88% due 02/01/31	5,000,000	4,678,423
Occidental Petroleum Corp.
7.95% due 06/15/39	12,735,000	14,167,688
4.50% due 07/15/44	2,850,000	2,280,000
NuStar Logistics, LP
6.38% due 10/01/30	14,506,000	13,918,507
5.63% due 04/28/27	450,000	426,076
Global Partners Limited Partnership / GLP Finance Corp.
6.88% due 01/15/29	7,750,000	7,205,562
7.00% due 08/01/27	2,200,000	2,110,934
Kinetik Holdings, LP
5.88% due 06/15/30[3]	6,100,000	5,871,250
DT Midstream, Inc.
4.13% due 06/15/29[3]	5,250,000	4,602,688
TransCanada PipeLines Ltd.
6.20% due 03/09/26	3,300,000	3,322,991
Holly Energy Partners Limited Partnership / Holly Energy Finance Corp.
6.38% due 04/15/27[3]	2,689,000	2,659,085
TransMontaigne Partners Limited Partnership / TLP Finance Corp.
6.13% due 02/15/26	700,000	602,000
Basic Energy Services, Inc.
due 10/15/23[8]	1,438,000	14,380
Total Energy		178,756,602

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 17

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
MACRO OPPORTUNITIES FUND

	Face Amount~	Value
Consumer, Cyclical - 3.1%
Hilton Domestic Operating Company, Inc.
4.00% due 05/01/31[3]	15,900,000	$13,923,630
3.63% due 02/15/32[3]	4,150,000	3,501,562
5.75% due 05/01/28[3]	525,000	525,000
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.
6.50% due 06/20/27[3]	16,745,000	16,691,081
JB Poindexter & Company, Inc.
7.13% due 04/15/26[3]	11,875,000	11,132,812
Delta Air Lines, Inc.
7.00% due 05/01/25[3]	10,536,000	10,800,695
Suburban Propane Partners Limited Partnership/Suburban Energy Finance Corp.
5.00% due 06/01/31[3]	11,350,000	9,917,063
5.88% due 03/01/27	660,000	640,263
Evergreen Acqco 1 Limited Partnership / TVI, Inc.
9.75% due 04/26/28[3]	8,750,000	8,312,500
1011778 BC ULC / New Red Finance, Inc.
4.00% due 10/15/30[3]	9,333,000	8,003,047
Warnermedia Holdings, Inc.
6.41% due 03/15/26	7,200,000	7,236,351
British Airways Class A Pass Through Trust
4.25% due 11/15/32[3]	7,704,449	7,197,391
Hyatt Hotels Corp.
6.00% due 04/23/30	6,530,000	6,632,005
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd.
5.75% due 01/20/26[3]	6,645,000	6,308,464
Hanesbrands, Inc.
9.00% due 02/15/31[3]	6,100,000	6,244,875
Papa John’s International, Inc.
3.88% due 09/15/29[3]	7,025,000	6,096,857
Penn Entertainment, Inc.
4.13% due 07/01/29[3]	6,975,000	5,816,243
American Airlines Class AA Pass Through Trust
3.58% due 01/15/28	2,249,398	2,068,692
3.35% due 10/15/29	1,210,320	1,080,763
3.65% due 02/15/29	1,052,220	957,966
3.15% due 02/15/32	1,004,743	878,757
Boyne USA, Inc.
4.75% due 05/15/29[3]	5,484,000	4,895,975
Superior Plus Limited Partnership / Superior General Partner, Inc.
4.50% due 03/15/29[3]	4,800,000	4,285,764
Asbury Automotive Group, Inc.
4.63% due 11/15/29[3]	4,472,000	4,002,440
Beacon Roofing Supply, Inc.
4.13% due 05/15/29[3]	4,117,000	3,632,717
Station Casinos LLC
4.63% due 12/01/31[3]	3,800,000	3,209,100
Scientific Games Holdings Limited Partnership/Scientific Games US FinCo, Inc.
6.63% due 03/01/30[3]	3,500,000	3,092,877
Ritchie Bros Holdings, Inc.
6.75% due 03/15/28[3]	2,950,000	3,037,999
Six Flags Theme Parks, Inc.
7.00% due 07/01/25[3]	2,757,000	2,785,494
Air Canada Class A Pass Through Trust
5.25% due 04/01/29[3]	2,795,997	2,723,287

18 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
MACRO OPPORTUNITIES FUND

	Face Amount~		Value
PetSmart, Inc. / PetSmart Finance Corp.
4.75% due 02/15/28[3]		2,800,000	$2,628,500
Michaels Companies, Inc.
5.25% due 05/01/28[3]		3,114,000	2,595,348
Air Canada
4.63% due 08/15/29[3]	CAD	3,550,000	2,331,862
United Airlines, Inc.
4.63% due 04/15/29[3]		1,700,000	1,537,652
Aramark Services, Inc.
6.38% due 05/01/25[3]		1,200,000	1,208,832
United Airlines Class AA Pass Through Trust
4.15% due 08/25/31		975,108	875,272
CD&R Smokey Buyer, Inc.
6.75% due 07/15/25[3]		950,000	814,625
Wyndham Hotels & Resorts, Inc.
4.38% due 08/15/28[3]		700,000	644,863
Tempur Sealy International, Inc.
3.88% due 10/15/31[3]		375,000	313,125
Total Consumer, Cyclical			178,581,749

Industrial - 3.0%
Boeing Co.
5.81% due 05/01/50		16,010,000	16,116,739
IP Lending I LLC
4.00% due 09/08/25[3]		15,347,531	13,659,303
New Enterprise Stone & Lime Company, Inc.
5.25% due 07/15/28[3]		9,081,000	8,026,642
9.75% due 07/15/28[3]		5,350,000	5,109,250
Artera Services LLC
9.03% due 12/04/25[3]		14,385,000	12,373,330
TopBuild Corp.
4.13% due 02/15/32[3]		8,850,000	7,395,505
3.63% due 03/15/29[3]		5,550,000	4,746,920
Great Lakes Dredge & Dock Corp.
5.25% due 06/01/29[3]		15,785,000	11,929,672
Standard Industries, Inc.
4.38% due 07/15/30[3]		6,200,000	5,394,000
3.38% due 01/15/31[3]		6,552,000	5,265,741
Flowserve Corp.
3.50% due 10/01/30		10,270,000	8,881,432
Dyal Capital Partners IV
3.65% due 02/22/41†††		10,950,000	8,772,544
Arcosa, Inc.
4.38% due 04/15/29[3]		9,400,000	8,359,984
GrafTech Finance, Inc.
4.63% due 12/15/28[3]		10,000,000	8,338,600
TransDigm, Inc.
6.75% due 08/15/28[3]		7,000,000	7,070,000
8.00% due 12/15/25[3]		225,000	229,219
IP Lending II Ltd.
3.65% due 07/15/25[3]		7,450,000	7,198,562
Pactiv Evergreen Group Issuer Incorporated/Pactiv Evergreen Group Issuer LLC
4.00% due 10/15/27[3]		7,943,000	7,132,814
Atkore, Inc.
4.25% due 06/01/31[3]		6,875,000	6,018,059
Deuce FinCo plc
5.50% due 06/15/27[3]	GBP	5,350,000	5,490,454
Clearwater Paper Corp.
4.75% due 08/15/28[3]		5,539,000	4,976,238
Adevinta ASA
3.00% due 11/15/27	EUR	3,433,000	3,352,920
Harsco Corp.
5.75% due 07/31/27[3]		4,075,000	3,199,038
Howmet Aerospace, Inc.
5.95% due 02/01/37		2,925,000	2,946,937
TK Elevator US Newco, Inc.
5.25% due 07/15/27[3]		3,000,000	2,832,300

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 19

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
MACRO OPPORTUNITIES FUND

	Face Amount~		Value
Builders FirstSource, Inc.
6.38% due 06/15/32[3]		800,000	$802,855
Waste Pro USA, Inc.
5.50% due 02/15/26[3]		600,000	551,798
Brundage-Bone Concrete Pumping Holdings, Inc.
6.00% due 02/01/26[3]		525,000	492,161
JELD-WEN, Inc.
6.25% due 05/15/25[3]		100,000	99,750
Total Industrial			176,762,767

Consumer, Non-cyclical - 3.0%
Medline Borrower, LP
5.25% due 10/01/29[3]		7,200,000	6,246,810
3.88% due 04/01/29[3]		6,596,000	5,722,030
DaVita, Inc.
4.63% due 06/01/30[3]		8,678,000	7,407,454
3.75% due 02/15/31[3]		4,892,000	3,858,565
US Foods, Inc.
4.75% due 02/15/29[3]		6,550,000	6,050,563
6.25% due 04/15/25[3]		3,542,000	3,573,931
Bausch Health Companies, Inc.
4.88% due 06/01/28[3]		15,600,000	9,204,000
Block, Inc.
2.75% due 06/01/26		9,711,000	8,854,150
Sotheby’s/Bidfair Holdings, Inc.
5.88% due 06/01/29[3]		9,400,000	7,795,601
JBS USA LUX S.A. / JBS USA Food Company / JBS USA Finance, Inc.
4.38% due 02/02/52[3]		6,500,000	4,697,396
3.75% due 12/01/31[3]		3,400,000	2,807,761
Cheplapharm Arzneimittel GmbH
5.50% due 01/15/28[3]		8,085,000	7,197,510
Option Care Health, Inc.
4.38% due 10/31/29[3]		7,736,000	6,831,582
TreeHouse Foods, Inc.
4.00% due 09/01/28		7,575,000	6,695,555
BCP V Modular Services Finance II plc
4.75% due 10/30/28[3]	EUR	7,000,000	6,448,764
Prime Security Services Borrower LLC / Prime Finance, Inc.
3.38% due 08/31/27[3]		6,861,000	6,149,171
HealthEquity, Inc.
4.50% due 10/01/29[3]		6,555,000	5,823,911
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.
5.00% due 12/31/26[3]		3,312,000	3,028,894
7.00% due 12/31/27[3]		2,991,000	2,609,648
Smithfield Foods, Inc.
3.00% due 10/15/30[3]		7,000,000	5,585,231
Sabre GLBL, Inc.
7.38% due 09/01/25[3]		6,216,000	5,553,965
FAGE International S.A. / FAGE USA Dairy Industry, Inc.
5.63% due 08/15/26[3]		5,232,000	4,884,615
Central Garden & Pet Co.
4.13% due 04/30/31[3]		5,300,000	4,576,338
ADT Security Corp.
4.88% due 07/15/32[3]		5,150,000	4,543,794
Chrome Bidco
3.50% due 05/31/28[3]	EUR	4,800,000	4,318,073
CPI CG, Inc.
8.63% due 03/15/26[3]		4,269,000	4,226,310
WW International, Inc.
4.50% due 04/15/29[3]		7,050,000	3,789,375
Carriage Services, Inc.
4.25% due 05/15/29[3]		4,575,000	3,768,176
CAB SELAS
3.38% due 02/01/28[3]	EUR	4,100,000	3,637,777
Endo Luxembourg Finance Company I SARL / Endo US, Inc.
due 04/01/29[3,8]		4,400,000	3,254,815
Catalent Pharma Solutions, Inc.
3.13% due 02/15/29[3]		2,825,000	2,483,480

20 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
MACRO OPPORTUNITIES FUND

	Face Amount~		Value
Legends Hospitality Holding Company LLC / Legends Hospitality Co-Issuer, Inc.
5.00% due 02/01/26[3]		2,775,000	$2,483,236
Molina Healthcare, Inc.
4.38% due 06/15/28[3]		1,770,000	1,646,613
Tenet Healthcare Corp.
4.63% due 06/15/28		975,000	899,301
5.13% due 11/01/27		550,000	528,028
Par Pharmaceutical, Inc.
due 04/01/27[3,8]		1,825,000	1,357,716
Altria Group, Inc.
4.45% due 05/06/50		1,670,000	1,244,951
Upbound Group, Inc.
6.38% due 02/15/29[3]		1,450,000	1,217,495
Syneos Health, Inc.
3.63% due 01/15/29[3]		1,236,000	1,015,865
Performance Food Group, Inc.
6.88% due 05/01/25[3]		304,000	304,760
Total Consumer, Non-cyclical			172,323,210

Technology - 1.7%
AthenaHealth Group, Inc.
6.50% due 02/15/30[3]		26,650,000	21,609,406
Qorvo, Inc.
3.38% due 04/01/31[3]		9,225,000	7,631,473
4.38% due 10/15/29		7,833,000	7,217,718
TeamSystem SpA
6.04% (3 Month EURIBOR + 3.75%, Rate Floor: 3.75%) due 02/15/28◊	EUR	11,750,000	12,397,608
CDW LLC / CDW Finance Corp.
3.57% due 12/01/31		14,000,000	12,041,820
NCR Corp.
5.25% due 10/01/30[3]		10,325,000	8,429,120
5.13% due 04/15/29[3]		3,850,000	3,331,227
6.13% due 09/01/29[3]		25,000	24,658
Booz Allen Hamilton, Inc.
3.88% due 09/01/28[3]		11,800,000	10,767,972
Boxer Parent Company, Inc.
6.50% due 10/02/25	EUR	5,500,000	5,896,940
Playtika Holding Corp.
4.25% due 03/15/29[3]		5,850,000	4,870,125
Twilio, Inc.
3.88% due 03/15/31		4,000,000	3,394,080
MSCI, Inc.
3.88% due 02/15/31[3]		883,000	785,958
ACI Worldwide, Inc.
5.75% due 08/15/26[3]		400,000	396,000
Total Technology			98,794,105

Basic Materials - 1.5%
Alcoa Nederland Holding BV
5.50% due 12/15/27[3]		15,125,000	14,936,240
6.13% due 05/15/28[3]		7,450,000	7,459,089
4.13% due 03/31/29[3]		4,900,000	4,362,322
Kaiser Aluminum Corp.
4.50% due 06/01/31[3]		13,250,000	10,881,033
4.63% due 03/01/28[3]		650,000	578,514
Minerals Technologies, Inc.
5.00% due 07/01/28[3]		11,280,000	10,285,555
SK Invictus Intermediate II SARL
5.00% due 10/30/29[3]		11,525,000	9,568,516
SCIL IV LLC / SCIL USA Holdings LLC
5.38% due 11/01/26[3]		10,375,000	9,477,945
Carpenter Technology Corp.
6.38% due 07/15/28		8,315,000	8,110,510
HB Fuller Co.
4.25% due 10/15/28		5,250,000	4,657,225
Novelis Sheet Ingot GmbH
3.38% due 04/15/29	EUR	4,500,000	4,244,823
Ingevity Corp.
3.88% due 11/01/28[3]		1,000,000	856,779

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 21

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
MACRO OPPORTUNITIES FUND

	Face Amount~	Value
Mirabela Nickel Ltd.
due 06/24/19†††,8,9	1,885,418	$89,557
Total Basic Materials		85,508,108

Utilities - 0.6%
AES Corp.
3.95% due 07/15/30[3]	9,760,000	8,738,128
Clearway Energy Operating LLC
3.75% due 02/15/31[3]	9,409,000	8,115,263
Terraform Global Operating, LP
6.13% due 03/01/26[3]	8,285,000	7,890,551
NRG Energy, Inc.
7.00% due 03/15/33[3]	6,950,000	7,199,644
Atlantica Sustainable Infrastructure plc
4.13% due 06/15/28[3]	1,550,000	1,391,125
Total Utilities		33,334,711

Total Corporate Bonds
(Cost $2,067,826,417)		1,769,446,071

ASSET-BACKED SECURITIES†† - 20.7%
Collateralized Loan Obligations - 11.9%
LoanCore Issuer Ltd.
2021-CRE4 D, 7.17% (30 Day Average SOFR + 2.61%, Rate Floor: 2.50%) due 07/15/35◊	20,500,000	19,424,394
2021-CRE6 D, 7.53% (1 Month USD LIBOR + 2.85%, Rate Floor: 2.85%) due 11/15/38◊,3	11,300,000	10,071,259
2019-CRE2 AS, 6.18% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 05/15/36◊,3	9,719,208	9,678,684
2021-CRE5 D, 7.68% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 07/15/36◊,3	8,250,000	7,397,641
2022-CRE7 D, 7.66% (30 Day Average SOFR + 3.10%, Rate Floor: 3.10%) due 01/17/37◊,3	6,400,000	6,108,543
Fortress Credit Opportunities IX CLO Ltd.
2021-9A CR, 7.59% (3 Month USD LIBOR + 2.80%, Rate Floor: 2.80%) due 10/15/33◊,3	35,000,000	32,375,088
2021-9A DR, 8.74% (3 Month USD LIBOR + 3.95%, Rate Floor: 3.95%) due 10/15/33◊,3	7,750,000	6,962,576
2021-9A A2TR, 6.59% (3 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 10/15/33◊,3	2,950,000	2,821,142
FS Rialto
2021-FL3 D, 7.23% (1 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 11/16/36◊,3	36,500,000	32,712,585
2021-FL2 D, 7.53% (1 Month USD LIBOR + 2.80%, Rate Floor: 2.80%) due 05/16/38◊,3	8,850,000	8,088,771

22 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
MACRO OPPORTUNITIES FUND

	Face Amount~	Value
Palmer Square Loan Funding Ltd.
2022-1A B, 6.63% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 04/15/30◊,3	26,200,000	$25,440,449
2021-3A C, 7.31% (3 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 07/20/29◊,3	8,300,000	7,874,799
2022-1A C, 7.23% (3 Month Term SOFR + 2.60%, Rate Floor: 2.60%) due 04/15/30◊,3	3,400,000	3,184,580
LCCM Trust
2021-FL3 C, 7.28% (1 Month USD LIBOR + 2.60%, Rate Floor: 2.60%) due 11/15/38◊,3	28,865,000	27,249,235
2021-FL2 D, 7.58% (1 Month USD LIBOR + 2.90%, Rate Floor: 2.90%) due 12/13/38◊,3	5,750,000	5,320,378
BXMT Ltd.
2020-FL2 C, 6.51% (1 Month Term SOFR + 1.76%, Rate Floor: 1.65%) due 02/15/38◊	15,640,000	13,925,072
2020-FL3 D, 7.47% (30 Day Average SOFR + 2.91%, Rate Floor: 2.80%) due 11/15/37◊,3	7,350,000	6,974,212
2020-FL2 D, 6.81% (1 Month Term SOFR + 2.06%, Rate Floor: 1.95%) due 02/15/38◊,3	8,000,000	6,601,952
ACRES Commercial Realty Ltd.
2021-FL2 D, 7.81% (1 Month USD LIBOR + 3.10%, Rate Floor: 3.10%) due 01/15/37◊,3	8,350,000	7,839,125
2021-FL1 D, 7.36% (1 Month USD LIBOR + 2.65%, Rate Floor: 2.65%) due 06/15/36◊,3	7,250,000	6,787,726
2021-FL2 C, 7.36% (1 Month USD LIBOR + 2.65%, Rate Floor: 2.65%) due 01/15/37◊,3	6,500,000	6,156,190
2021-FL2 B, 6.96% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 01/15/37◊,3	3,500,000	3,331,012
MidOcean Credit CLO VII
2020-7A CR, 6.99% (3 Month USD LIBOR + 2.20%, Rate Floor: 0.00%) due 07/15/29◊,3	21,000,000	20,372,415
Voya CLO Ltd.
2021-2A CR, 8.39% (3 Month USD LIBOR + 3.60%, Rate Floor: 3.60%) due 06/07/30◊,3	16,500,000	14,940,677
2013-1A INC, due 10/15/30[3,10]	28,970,307	4,220,974
Golub Capital Partners CLO Ltd.
2018-36A C, 6.91% (3 Month USD LIBOR + 2.10%, Rate Floor: 0.00%) due 02/05/31◊,3	20,000,000	18,906,000

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 23

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
MACRO OPPORTUNITIES FUND

	Face Amount~	Value
BSPRT Issuer Ltd.
2021-FL6 D, 7.68% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 03/15/36◊,3	18,425,000	$17,202,534
2021-FL7 D, 7.43% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 12/15/38◊,3	1,600,000	1,443,282
BSPDF Issuer Ltd.
2021-FL1 D, 7.43% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 10/15/36◊	19,975,000	18,076,384
Anchorage Capital CLO 6 Ltd.
2021-6A DRR, 8.24% (3 Month USD LIBOR + 3.45%, Rate Floor: 3.45%) due 07/15/30◊,3	17,350,000	15,884,220
Golub Capital Partners CLO 49M Ltd.
2021-49A D, 8.66% (3 Month USD LIBOR + 3.85%, Rate Floor: 3.85%) due 08/26/33◊,3	18,100,000	15,781,462
STWD Ltd.
2022-FL3 D, 7.31% (30 Day Average SOFR + 2.75%, Rate Floor: 2.75%) due 11/15/38◊,3	11,900,000	11,167,743
2021-FL2 D, 7.51% (1 Month USD LIBOR + 2.80%, Rate Floor: 2.80%) due 04/18/38◊,3	3,750,000	3,360,558
KREF Funding V LLC
6.43% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 06/25/26◊,†††	14,189,520	14,107,920
0.15% due 06/25/26†††,11	73,636,363	36,082
Cerberus Loan Funding XXX, LP
2020-3A C, 8.44% (3 Month USD LIBOR + 3.65%, Rate Cap/Floor: 14.50%/3.65%) due 01/15/33◊,3	14,500,000	13,915,356
FS Rialto Issuer LLC
2022-FL5 C, 8.61% (1 Month Term SOFR + 3.92%, Rate Floor: 3.92%) due 06/19/37◊,3	6,950,000	6,825,450
2022-FL6 C, 8.92% (1 Month Term SOFR + 4.23%, Rate Floor: 4.23%) due 08/17/37◊,3	6,150,000	6,065,572
Cerberus Loan Funding XL LLC
2023-1A C, 9.19% (3 Month Term SOFR + 4.40%, Rate Floor: 4.40%) due 03/22/35◊,3	12,750,000	12,750,000
ABPCI Direct Lending Fund IX LLC
2021-9A BR, 7.32% (3 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 11/18/31◊,3	11,550,000	10,862,325

24 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
MACRO OPPORTUNITIES FUND

	Face Amount~	Value
Neuberger Berman Loan Advisers CLO 32 Ltd.
2021-32A DR, 7.50% (3 Month USD LIBOR + 2.70%, Rate Floor: 2.70%) due 01/20/32◊,3	11,500,000	$10,675,620
Diamond CLO Ltd.
2021-1A DR, 8.22% (3 Month USD LIBOR + 3.40%, Rate Floor: 3.40%) due 04/25/29◊,3	5,500,000	5,288,787
2018-1A D, 8.52% (3 Month USD LIBOR + 3.70%, Rate Floor: 3.70%) due 07/22/30◊,3	4,603,974	4,544,481
2021-1A CR, 7.22% (3 Month USD LIBOR + 2.40%, Rate Floor: 2.40%) due 04/25/29◊,3	731,591	725,056
Fontainbleau Vegas
10.43% (1 Month Term SOFR + 5.65%, Rate Floor: 5.65%) due 01/31/26◊,†††	10,350,522	10,454,027
Atlas Senior Loan Fund IX Ltd.
2018-9A C, 6.61% (3 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 04/20/28◊,3	10,250,000	9,952,277
2018-9A SUB, due 04/20/28[3,10]	9,600,000	394,589
THL Credit Lake Shore MM CLO I Ltd.
2021-1A CR, 7.79% (3 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 04/15/33◊,3	9,900,000	9,203,150
GoldenTree Loan Management US CLO 1 Ltd.
2021-9A D, 7.71% (3 Month USD LIBOR + 2.90%, Rate Floor: 2.90%) due 01/20/33◊,3	9,950,000	9,038,882
Cerberus Loan Funding XXXVI, LP
2021-6A B, 6.54% (3 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 11/22/33◊,3	9,000,000	8,913,537
BCC Middle Market CLO LLC
2021-1A A1R, 6.29% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 10/15/33◊,3	9,000,000	8,760,600
ABPCI Direct Lending Fund CLO V Ltd.
2021-5A BR, 7.71% (3 Month USD LIBOR + 2.90%, Rate Floor: 2.90%) due 04/20/31◊,3	9,200,000	8,666,052
Golub Capital Partners CLO 16 Ltd.
2021-16A CR2, 7.72% (3 Month USD LIBOR + 2.90%, Rate Floor: 2.90%) due 07/25/33◊,3	9,300,000	8,575,938
Magnetite XXIX Ltd.
2021-29A D, 7.39% (3 Month USD LIBOR + 2.60%, Rate Floor: 2.60%) due 01/15/34◊,3	8,800,000	8,376,479

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 25

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
MACRO OPPORTUNITIES FUND

	Face Amount~	Value
Venture XIV CLO Ltd.
2020-14A CRR, 7.20% (3 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 08/28/29◊,3	8,000,000	$7,743,046
ABPCI Direct Lending Fund CLO VII, LP
2021-7A BR, 7.37% (3 Month USD LIBOR + 2.55%, Rate Floor: 2.55%) due 10/20/31◊,3	7,950,000	7,486,590
CIFC Funding 2017-II Ltd.
2021-2A DR, 7.91% (3 Month USD LIBOR + 3.10%, Rate Floor: 3.10%) due 04/20/30◊,3	8,100,000	7,461,672
Madison Park Funding XLVIII Ltd.
2021-48A D, 7.80% (3 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 04/19/33◊,3	7,500,000	7,135,446
Dryden 37 Senior Loan Fund
2015-37A Q, due 01/15/31[3,10]	9,500,000	7,093,823
ACRE Commercial Mortgage Ltd.
2021-FL4 D, 7.36% (1 Month USD LIBOR + 2.60%, Rate Floor: 2.60%) due 12/18/37◊,3	7,350,000	6,747,562
Marathon CLO V Ltd.
2017-5A A2R, 6.37% (3 Month USD LIBOR + 1.45%, Rate Floor: 0.00%) due 11/21/27◊,3	6,549,641	6,522,557
2013-5A SUB, due 11/21/27[3,10]	5,500,000	215,567
Cerberus Loan Funding XXXIII, LP
2021-3A C, 7.59% (3 Month USD LIBOR + 2.80%, Rate Floor: 2.80%) due 07/23/33◊,3	5,900,000	5,425,812
Octagon Loan Funding Ltd.
2014-1A SUB, due 11/18/31[3,10]	19,435,737	5,246,658
CHCP Ltd.
2021-FL1 D, 7.77% (1 Month Term SOFR + 3.11%, Rate Floor: 3.00%) due 02/15/38◊,3	5,500,000	5,176,036
ABPCI Direct Lending Fund CLO I LLC
2021-1A C2, 7.81% (3 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 07/20/33◊,3	5,550,000	5,152,935
WhiteHorse X Ltd.
2015-10A E, 10.09% (3 Month USD LIBOR + 5.30%, Rate Floor: 5.30%) due 04/17/27◊,3	5,012,204	4,727,661
Cerberus Loan Funding XXXV, LP
2021-5A C, 7.39% (3 Month USD LIBOR + 2.60%, Rate Floor: 2.60%) due 09/22/33◊,3	5,150,000	4,718,869
Wind River CLO Ltd.
2018-1A ARR, 5.85% (3 Month USD LIBOR + 1.05%, Rate Floor: 1.05%) due 07/18/31◊,3	3,983,606	3,903,348

26 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
MACRO OPPORTUNITIES FUND

	Face Amount~	Value
Neuberger Berman Loan Advisers CLO 40 Ltd.
2021-40A D, 7.54% (3 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 04/16/33◊,3	4,050,000	$3,771,645
Hull Street CLO Ltd.
2014-1A D, 8.39% (3 Month USD LIBOR + 3.60%, Rate Floor: 0.00%) due 10/18/26◊,3	3,758,888	3,719,506
Dryden 50 Senior Loan Fund
2017-50A SUB, due 07/15/30[3,10]	7,895,000	3,211,054
BNPP IP CLO Ltd.
2014-2A E, 10.05% (3 Month USD LIBOR + 5.25%, Rate Floor: 0.00%) due 10/30/25◊,3	6,022,134	2,991,194
HGI CRE CLO Ltd.
2021-FL2 D, 6.88% (1 Month USD LIBOR + 2.15%, Rate Floor: 2.15%) due 09/17/36◊,3	1,600,000	1,461,885
2021-FL2 E, 7.18% (1 Month USD LIBOR + 2.45%, Rate Floor: 2.45%) due 09/17/36◊,3	1,200,000	1,094,208
Dryden 41 Senior Loan Fund
2015-41A SUB, due 04/15/31[3,10]	11,700,000	2,532,641
Denali Capital CLO XI Ltd.
2018-1A BRR, 6.96% (3 Month USD LIBOR + 2.15%, Rate Floor: 0.00%) due 10/20/28◊,3	2,500,000	2,458,054
BDS Ltd.
2021-FL9 E, 7.36% (1 Month USD LIBOR + 2.60%, Rate Floor: 2.60%) due 11/16/38◊,3	2,700,000	2,407,356
Carlyle Global Market Strategies CLO Ltd.
2012-3A SUB, due 01/14/32[3,10]	6,400,000	1,769,600
2013-3X SUB, due 10/15/30[10]	4,938,326	534,327
KVK CLO Ltd.
2013-1A SUB, due 01/14/28[3,10]	11,900,000	2,081,441
Goldentree Loan Management US CLO 4 Ltd.
2021-4A DR, 7.97% (3 Month USD LIBOR + 3.15%, Rate Floor: 3.15%) due 04/24/31◊,3	2,000,000	1,867,070
AMMC CLO XI Ltd.
2012-11A SUB, due 04/30/31[3,10]	5,650,000	1,706,712
PFP Ltd.
2021-7 E, 7.73% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 04/14/38◊,3	1,789,911	1,662,462
Telos CLO Ltd.
2017-6A CR, 7.39% (3 Month USD LIBOR + 2.60%, Rate Floor: 0.00%) due 01/17/27◊,3	800,811	800,034
Venture XIII CLO Ltd.
2013-13A SUB, due 09/10/29[3,10]	13,790,000	759,181
Babson CLO Ltd.
2014-IA SUB, due 07/20/25[3,10]	11,900,000	739,359

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 27

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
MACRO OPPORTUNITIES FUND

	Face Amount~	Value
Great Lakes CLO Ltd.
2014-1A SUB, due 10/15/29[3,10]	1,500,000	$596,422
Treman Park CLO Ltd.
2015-1A SUB, due 10/20/28[3,10]	18,918,010	501,327
Dryden Senior Loan Fund
due 01/15/31[10]	1,897,598	467,458
Avery Point II CLO Ltd.
2013-3X COM, due 01/18/25[10]	6,270,000	43,075
OHA Credit Partners IX Ltd.
2013-9A ACOM, due 10/20/25[3,10]	4,219,178	4,852
Copper River CLO Ltd.
2007-1A INC, due 01/20/21[9,10]	8,150,000	823
West CLO Ltd.
2013-1A SUB, due 11/07/25[3,10]	5,300,000	530
Total Collateralized Loan Obligations		687,753,640

Transport-Aircraft - 3.5%
AASET Trust
2021-1A, 2.95% due 11/16/41[3]	18,421,729	16,598,346
2017-1A, 3.97% due 05/16/42[3]	13,923,299	11,223,789
2021-2A, 3.54% due 01/15/47[3]	3,431,210	2,582,089
2020-1A, 4.34% due 01/16/40[3]	3,751,347	1,672,720
KDAC Aviation Finance Ltd.
2017-1A, 4.21% due 12/15/42[3]	34,236,229	27,902,869
Falcon Aerospace Ltd.
2017-1, 4.58% due 02/15/42[3]	12,139,410	11,450,176
2019-1, 3.60% due 09/15/39[3]	5,666,634	4,788,365
2017-1, 6.30% due 02/15/42[3]	3,838,675	3,363,672
Sprite Ltd.
2021-1, 3.75% due 11/15/46[3]	16,934,572	15,166,479
Raspro Trust
2005-1A, 5.17% (3 Month USD LIBOR + 0.93%, Rate Floor: 0.93%) due 03/23/24◊,3	15,020,380	14,837,146
Castlelake Aircraft Securitization Trust
2018-1, 4.13% due 06/15/43[3]	9,791,187	8,842,421
2019-1A, 3.97% due 04/15/39[3]	5,671,185	5,039,869
Sapphire Aviation Finance I Ltd.
2018-1A, 4.25% due 03/15/40[3]	14,975,143	12,182,428
AASET US Ltd.
2018-2A, 4.45% due 11/18/38[3]	12,437,368	10,759,671
JOL Air Ltd.
2019-1, 3.97% due 04/15/44[3]	10,190,416	8,644,020
Labrador Aviation Finance Ltd.
2016-1A, 4.30% due 01/15/42[3]	9,221,143	7,512,268
Sapphire Aviation Finance II Ltd.
2020-1A, 4.34% due 03/15/40[3]	9,117,555	6,405,401
2020-1A, 3.23% due 03/15/40[3]	542,316	454,373
GAIA Aviation Ltd.
2019-1, 3.97% due 12/15/44[3,7]	6,731,398	6,159,330
WAVE LLC
2019-1, 3.60% due 09/15/44[3]	7,028,630	5,931,320
Navigator Aircraft ABS Ltd.
2021-1, 3.57% due 11/15/46[3,7]	5,797,210	4,774,776

28 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
MACRO OPPORTUNITIES FUND

	Face Amount~		Value
Lunar Structured Aircraft Portfolio Notes
2021-1, 3.43% due 10/15/46[3]		5,269,930	$4,471,724
MAPS Ltd.
2018-1A, 4.21% due 05/15/43[3]		4,072,170	3,660,866
Slam Ltd.
2021-1A, 3.42% due 06/15/46[3]		3,206,160	2,673,841
Castlelake Aircraft Structured Trust
2021-1A, 6.66% due 01/15/46[3]		2,538,516	2,068,946
Total Transport-Aircraft			199,166,905

Financial - 2.1%
HarbourVest Structured Solutions IV Holdings, LP
7.20% (3 Month USD LIBOR + 2.45%, Rate Floor: 2.45%) due 09/15/26◊,†††		23,234,292	23,218,858
2.58% (3 Month EURIBOR + 2.45%, Rate Floor: 2.45%) due 09/15/26◊,†††	EUR	12,900,000	14,004,241
KKR Core Holding Company LLC
4.00% due 08/12/31†††		23,809,039	21,424,642
Lightning A
5.50% due 03/01/37†††		15,678,196	14,580,722
Thunderbird A
5.50% due 03/01/37†††		15,605,412	14,513,033
Bib Merchant Voucher Receivables Ltd.
4.18% due 04/07/28†††		12,669,671	12,384,430
Nassau LLC
2019-1, 3.98% due 08/15/34[3]		11,884,728	11,355,422
Ceamer Finance LLC
3.69% due 03/22/31†††		5,817,840	5,430,041
Lightning B
7.50% due 03/01/37†††		3,153,660	2,869,831
Thunderbird B
7.50% due 03/01/37†††		3,139,020	2,856,508
Aesf Vi Verdi, LP
2.15% (3 Month EURIBOR + 2.15%, Rate Floor: 2.15%) due 11/25/24◊,†††	EUR	432,695	469,580
Total Financial			123,107,308

Infrastructure - 1.0%
VB-S1 Issuer LLC - VBTEL
2022-1A, 5.27% due 02/15/52[3]		39,650,000	35,761,509
Hotwire Funding LLC
2021-1, 4.46% due 11/20/51[3]		11,750,000	9,951,563
Secured Tenant Site Contract Revenue Notes Series
2018-1A, 4.70% due 06/15/48[9]		6,454,121	6,419,589
Vault DI Issuer LLC
2021-1A, 2.80% due 07/15/46[3]		7,150,000	6,135,572
Total Infrastructure			58,268,233

Whole Business - 1.0%
TSGE
2017-1, 6.25% due 09/25/31†††		42,342,819	39,829,632
Applebee’s Funding LLC / IHOP Funding LLC
2019-1A, 4.19% due 06/05/49[3]		14,349,060	14,021,772

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 29

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
MACRO OPPORTUNITIES FUND

	Face Amount~		Value
Taco Bell Funding LLC
2016-1A, 4.97% due 05/25/46[3]		2,662,563	$2,599,753
Wendy’s Funding LLC
2018-1A, 3.88% due 03/15/48[3]		379,000	349,879
Total Whole Business			56,801,036

Single Family Residence - 0.6%
FirstKey Homes Trust
2020-SFR2, 4.00% due 10/19/37[3]		13,550,000	12,360,141
2020-SFR2, 4.50% due 10/19/37[3]		13,250,000	12,153,393
2020-SFR2, 3.37% due 10/19/37[3]		8,550,000	7,728,963
Total Single Family Residence			32,242,497

Net Lease - 0.4%
CARS-DB4, LP
2020-1A, 4.95% due 02/15/50[3]		21,105,000	18,102,204
SVC ABS LLC
2023-1A, 5.55% due 02/20/53[3]		5,948,760	5,645,454
Total Net Lease			23,747,658

Insurance - 0.1%
CHEST
7.13% due 03/15/43†††		6,000,000	6,044,690

Collateralized Debt Obligations - 0.1%
Anchorage Credit Funding 4 Ltd.
2021-4A CR, 3.52% due 04/27/39[3]		4,250,000	3,376,361
Total Asset-Backed Securities
(Cost $1,271,735,598)			1,190,508,328
SENIOR FLOATING RATE INTERESTS††,◊ - 13.5%
Consumer, Cyclical - 3.7%
MB2 Dental Solutions LLC
10.91% (1 Month Term SOFR + 6.00%, Rate Floor: 7.00%) due 01/29/27†††		35,382,419	34,786,528
Zephyr Bidco Ltd.
8.71% (1 Month GBP SONIA + 4.75%, Rate Floor: 4.75%) due 07/23/25	GBP	20,850,000	23,932,858
11.46% (1 Month GBP SONIA + 7.50%, Rate Floor: 7.50%) due 07/23/26	GBP	1,540,417	1,474,719
FR Refuel LLC
9.42% (1 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 11/08/28†††		21,055,580	20,108,079
Packers Holdings LLC
8.09% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 03/09/28		18,485,646	16,671,834
First Brands Group LLC
9.82% (3 Month Term SOFR + 5.00%, Rate Floor: 5.00%) due 03/30/27		7,374,253	7,072,351
10.25% (6 Month Term SOFR + 5.00%, Rate Floor: 5.00%) due 03/30/27		6,950,000	6,654,625

30 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
MACRO OPPORTUNITIES FUND

	Face Amount~		Value
Pacific Bells LLC
9.66% (3 Month Term SOFR + 4.50%, Rate Floor: 5.00%) due 11/10/28		12,097,871	$11,613,956
Rent-A-Center, Inc.
8.13% (3 Month USD LIBOR + 3.25%, Rate Floor: 3.75%) due 02/17/28		9,889,483	9,765,864
SP PF Buyer LLC
9.34% (1 Month USD LIBOR + 4.50%, Rate Floor: 4.50%) due 12/22/25		15,189,373	9,235,139
NFM & J LLC
10.70% (3 Month USD LIBOR + 5.75%, Rate Floor: 6.75%) due 11/30/27†††		8,320,964	8,139,277
The Facilities Group
10.61% ((1 Month USD LIBOR + 5.75%) and (3 Month USD LIBOR + 5.75%), Rate Floor: 6.75%) due 11/30/27†††		7,408,770	7,247,000
Holding SOCOTEC
9.16% ((2 Month USD LIBOR + 4.00%) and (3 Month USD LIBOR + 4.00%), Rate Floor: 4.75%) due 06/30/28		7,078,500	6,774,691
BCP V Modular Services Holdings IV Ltd.
7.52% (3 Month EURIBOR + 4.50%, Rate Floor: 4.50%) due 12/15/28	EUR	6,400,000	6,546,581
Camin Cargo Control, Inc.
11.34% (1 Month USD LIBOR + 6.50%, Rate Floor: 7.50%) due 06/04/26†††		6,545,352	6,283,538
Accuride Corp.
10.09% (1 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 11/17/23		6,943,028	5,421,325
Galls LLC
11.59% (3 Month USD LIBOR + 6.75%, Rate Floor: 6.75%) due 01/31/25†††		3,458,362	3,371,903
11.58% (3 Month USD LIBOR + 6.75%, Rate Floor: 8.25%) due 01/31/25†††		464,437	452,826
11.55% ((1 Month Term SOFR + 6.75%) and (3 Month USD LIBOR + 6.75%), Rate Floor: 6.75%) due 01/31/24†††		422,934	412,361
Flamingo
6.53% (3 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 03/27/28	EUR	4,045,312	3,990,933
CD&R Firefly Bidco Ltd.
7.68% (3 Month GBP SONIA + 4.25%, Rate Floor: 4.25%) due 06/23/25	GBP	3,350,000	3,974,480

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 31

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
MACRO OPPORTUNITIES FUND

	Face Amount~		Value
Alexander Mann
8.43% (1 Month GBP SONIA + 5.00%, Rate Floor: 5.00%) due 06/16/25	GBP	3,000,000	$3,494,467
Congruex Group LLC
10.58% (3 Month Term SOFR + 5.75%, Rate Floor: 5.75%) due 05/03/29†††		2,780,667	2,690,295
ScribeAmerica Intermediate Holdco LLC (Healthchannels)
9.34% (1 Month USD LIBOR + 4.50%, Rate Floor: 4.50%) due 04/03/25		4,690,534	2,689,224
SHO Holding I Corp.
10.08% (3 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 04/26/24		3,575,670	2,476,152
10.06% (3 Month USD LIBOR + 5.23%, Rate Floor: 6.23%) due 04/29/24		60,373	41,808
Checkers Drive-In Restaurants, Inc.
11.25% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 04/25/24		3,261,671	2,495,178
Adevinta ASA
6.02% (3 Month EURIBOR + 3.00%, Rate Floor: 3.00%) due 06/26/28	EUR	2,123,333	2,275,217
ImageFIRST Holdings LLC
9.66% (3 Month USD LIBOR + 4.50%, Rate Floor: 5.25%) due 04/27/28		2,095,610	2,011,785
EG Finco Ltd.
8.45% (3 Month GBP SONIA + 4.75%, Rate Floor: 4.75%) due 02/07/25	GBP	950,000	1,093,642
Verisure Holding AB
6.26% (3 Month EURIBOR + 3.25%, Rate Floor: 3.25%) due 03/27/28	EUR	370,000	384,078
Total Consumer, Cyclical			213,582,714

Consumer, Non-cyclical - 3.6%
Women’s Care Holdings, Inc.
9.33% (3 Month USD LIBOR + 4.50%, Rate Floor: 5.25%) due 01/17/28		30,833,256	28,674,928
Mission Veterinary Partners
8.84% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 04/27/28		21,128,250	19,437,990
Dhanani Group, Inc.
10.84% (1 Month Term SOFR + 6.00%, Rate Floor: 6.00%) due 06/10/27†††		14,499,545	14,354,550

32 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
MACRO OPPORTUNITIES FUND

	Face Amount~		Value
Quirch Foods Holdings LLC
9.68% (1 Month Term SOFR + 4.50%, Rate Floor: 5.50%) due 10/27/27		15,294,761	$14,052,062
PetIQ LLC
8.96% (1 Month USD LIBOR + 4.25%, Rate Floor: 4.75%) due 04/13/28†††		14,246,505	12,964,320
Sigma Holding BV (Flora Food)
6.24% (6 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 07/02/25	EUR	12,019,549	12,175,255
LaserAway Intermediate Holdings II LLC
10.58% (3 Month USD LIBOR + 5.75%, Rate Floor: 6.50%) due 10/14/27		12,377,852	12,114,823
Blue Ribbon LLC
10.66% (1 Month USD LIBOR + 6.00%, Rate Floor: 6.75%) due 05/08/28		16,469,744	12,105,262
Southern Veterinary Partners LLC
8.84% (1 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 10/05/27		11,311,229	10,877,670
HAH Group Holding Co. LLC
9.91% (1 Month Term SOFR + 5.00%, Rate Floor: 5.00%) due 10/29/27		10,740,644	10,431,651
EyeCare Partners LLC
8.59% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.25%) due 11/15/28		8,043,750	6,497,580
8.59% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 02/18/27		2,139,594	1,735,446
Florida Food Products LLC
9.84% (1 Month USD LIBOR + 5.00%, Rate Floor: 5.75%) due 10/18/28†††		8,800,896	8,140,829
Nidda Healthcare Holding GmbH
6.18% (3 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 08/21/26	EUR	7,897,239	8,088,565
Hearthside Group Holdings LLC
8.84% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 05/23/25		4,962,306	4,245,253
8.53% (1 Month USD LIBOR + 3.69%, Rate Floor: 3.69%) due 05/23/25		3,544,540	3,025,584

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 33

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
MACRO OPPORTUNITIES FUND

	Face Amount~	Value
Gibson Brands, Inc.
9.92% (3 Month Term SOFR + 5.00%, Rate Floor: 5.75%) due 08/11/28	8,196,250	$6,475,037
Endo Luxembourg Finance Company I SARL
14.00% (Commercial Prime Lending Rate + 6.00%, Rate Floor: 7.75%) due 03/27/28	7,653,125	5,867,421
Confluent Health LLC
8.84% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.50%) due 11/30/28	4,521,213	3,650,880
8.84% (Commercial Prime Lending Rate + 3.00%, Rate Floor: 4.50%) due 11/30/28	982,301	793,208
Fender Musical Instruments Corp.
8.84% (1 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 12/01/28	3,500,078	3,176,321
Zep, Inc.
9.16% (3 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 08/12/24	3,672,376	3,111,016
Medical Solutions Parent Holdings, Inc.
8.24% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 11/01/28	2,251,677	2,185,073
Resonetics LLC
9.10% (6 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 04/28/28	1,779,985	1,704,335
Moran Foods LLC
12.21% (6 Month Term SOFR + 7.25%, Rate Floor: 7.25%) due 06/30/26†††	643,315	614,516
14.46% (6 Month Term SOFR + 9.50%, Rate Floor: 9.50%) due 12/31/26†††	339,592	230,773
Weber-Stephen Products LLC
9.16% (1 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 10/29/27	420,750	361,142
TGP Holdings LLC
8.08% (3 Month USD LIBOR + 3.25%, Rate Floor: 4.00%) due 06/29/28	211,796	166,959
Total Consumer, Non-cyclical		207,258,449

Industrial - 2.0%
United Airlines, Inc.
8.57% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 04/21/28	24,990,000	24,771,338
Mileage Plus Holdings LLC
10.21% (3 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 06/21/27	12,962,500	13,434,076

34 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
MACRO OPPORTUNITIES FUND

	Face Amount~		Value
Minerva Bidco Ltd.
7.93% (3 Month GBP SONIA + 4.50%, Rate Floor: 4.50%) due 07/30/25	GBP	11,000,000	$12,722,529
CapStone Acquisition Holdings, Inc.
9.66% (1 Month Term SOFR + 4.75%, Rate Floor: 4.75%) due 11/12/27		12,459,493	12,334,897
Dispatch Terra Acquisition LLC
9.30% (3 Month Term SOFR + 4.25%, Rate Floor: 5.00%) due 03/27/28		10,215,228	9,168,167
Merlin Buyer, Inc.
8.81% (1 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 12/14/28		7,962,660	7,624,247
Valcour Packaging LLC
7.98% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.25%) due 10/04/28		6,237,000	5,051,970
American Bath Group LLC
8.41% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 11/23/27		5,294,320	4,679,808
Pelican Products, Inc.
9.41% (3 Month USD LIBOR + 4.25%, Rate Floor: 4.75%) due 12/29/28		5,045,273	4,456,641
Saverglass
7.20% (3 Month EURIBOR + 4.25%, Rate Floor: 4.25%) due 02/19/29	EUR	3,700,000	3,880,524
ILPEA Parent, Inc.
9.35% (1 Month USD LIBOR + 4.50%, Rate Floor: 5.25%) due 06/22/28		3,570,046	3,485,258
Integrated Power Services Holdings, Inc.
9.34% ((1 Month USD LIBOR + 4.50%) and (Commercial Prime Lending Rate + 3.50%), Rate Floor: 5.25%) due 11/22/28†††		3,467,983	3,363,944
Air Canada
8.37% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.25%) due 08/11/28		3,244,981	3,231,806
TK Elevator Midco GmbH
5.91% (1 Month EURIBOR + 3.00%, Rate Floor: 3.00%) due 01/29/27†††	EUR	3,067,766	3,042,548
MI Windows And Doors LLC
8.41% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 12/20/27		2,441,100	2,431,946

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 35

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
MACRO OPPORTUNITIES FUND

	Face Amount~		Value
Filtration Group Corp.
6.41% (1 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 03/31/25	EUR	1,244,261	$1,336,463
API Heat Transfer
14.67% (3 Month USD LIBOR, Rate Floor: 0.00%) (in-kind rate was 14.67%) due 01/01/24†††,12		1,431,727	744,498
14.67% (3 Month USD LIBOR, Rate Floor: 0.00%) (in-kind rate was 14.67%) due 10/02/23†††,12		255,439	217,123
YAK MAT (YAK ACCESS LLC)
due 07/10/26[8]		12,220,199	651,703
Total Industrial			116,629,486

Technology - 1.8%
Sitecore Holding III A/S
9.19% (3 Month EURIBOR + 6.25%, Rate Floor: 6.25%) due 03/12/26†††	EUR	9,030,493	9,711,157
11.37% (3 Month USD LIBOR + 6.25%, Rate Floor: 6.75%) due 03/12/26†††		4,142,483	4,105,914
11.56% (3 Month USD LIBOR + 6.25%, Rate Floor: 6.75%) due 03/12/26†††		3,300,306	3,271,172
Avalara, Inc.
12.15% (3 Month Term SOFR + 7.25%, Rate Floor: 7.25%) due 10/19/28†††		16,000,000	15,785,292
Datix Bidco Ltd.
8.95% (6 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 04/28/25†††		9,112,505	8,914,764
9.94% (6 Month GBP SONIA + 7.75%, Rate Floor: 7.75%) due 04/27/26†††	GBP	4,225,000	5,105,528
6.69% (6 Month GBP SONIA + 4.50%, Rate Floor: 4.50%) due 04/28/25†††	GBP	1,000,000	1,206,928
12.20% (6 Month Term SOFR + 7.75%, Rate Floor: 7.75%) due 04/27/26†††		461,709	452,244
Aston FinCo SARL
8.95% (1 Month GBP SONIA + 4.75%, Rate Floor: 4.75%) due 10/09/26	GBP	12,773,313	14,537,154
Polaris Newco LLC
8.11% ((1 Month USD LIBOR + 3.50%) and (3 Month USD LIBOR + 3.50%), Rate Floor: 3.50%) due 06/04/26†††		15,202,548	13,994,295
RLDatix
6.69% (6 Month GBP SONIA + 4.50%, Rate Floor: 4.50%) due 10/28/24†††	GBP	3,554,643	4,290,200

36 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
MACRO OPPORTUNITIES FUND

	Face Amount~		Value
8.95% (6 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 04/28/25†††		3,400,533	$3,326,742
12.20% (6 Month Term SOFR + 7.75%, Rate Floor: 7.75%) due 04/27/26†††		912,001	893,305
Team.Blue Finco SARL
6.72% (3 Month EURIBOR + 3.70%, Rate Floor: 3.70%) due 03/30/28	EUR	5,124,183	5,253,719
Sitecore USA, Inc.
11.37% (3 Month USD LIBOR + 6.25%, Rate Floor: 6.75%) due 03/12/26†††		4,219,206	4,181,959
Atlas CC Acquisition Corp.
9.40% (3 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 05/25/28		3,069,222	2,628,573
Greenway Health LLC
8.96% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 02/16/24		3,418,640	2,530,648
24-7 Intouch, Inc.
9.59% (1 Month USD LIBOR + 4.75%, Rate Floor: 4.75%) due 08/25/25		2,209,697	2,135,120
Total Technology			102,324,714

Financial - 1.2%
Higginbotham Insurance Agency, Inc.
10.09% (1 Month USD LIBOR + 5.25%, Rate Floor: 6.00%) due 11/25/26†††		16,620,124	16,420,683
Camelia Bidco Banc Civica
8.95% (3 Month GBP SONIA + 4.75%, Rate Floor: 4.75%) due 10/14/24	GBP	12,975,000	14,966,783
Eisner Advisory Group
10.17% (1 Month Term SOFR + 5.25%, Rate Floor: 5.25%) due 07/28/28†††		12,101,065	12,070,812
Jones Deslauriers Insurance Management, Inc.
9.27% (3 Month Canada Banker Acceptance + 4.25%, Rate Floor: 5.00%) due 03/27/28	CAD	15,944,332	11,579,560
HighTower Holding LLC
8.82% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 04/21/28		6,987,522	6,585,740
Duff & Phelps
8.65% (3 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 04/09/27		4,312,954	4,169,203

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 37

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
MACRO OPPORTUNITIES FUND

	Face Amount~		Value
Teneo Holdings LLC
10.16% (1 Month Term SOFR + 5.25%, Rate Floor: 5.25%) due 07/11/25		984,376	$971,146
Total Financial			66,763,927

Communications - 1.0%
Syndigo LLC
9.28% (1 Month USD LIBOR + 4.50%, Rate Floor: 5.25%) due 12/15/27		22,383,954	20,593,238
Xplornet Communications, Inc.
8.84% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.50%) due 10/02/28		15,250,600	12,257,669
FirstDigital Communications LLC
9.13% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.00%) due 12/17/26†††		10,550,000	10,324,890
Radiate Holdco LLC
8.09% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.00%) due 09/25/26		7,626,551	6,212,894
Zayo Group Holdings, Inc.
7.84% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 03/09/27		6,146,447	4,976,533
Cincinnati Bell, Inc.
8.16% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 11/22/28		987,500	964,669
Flight Bidco, Inc.
12.34% (1 Month USD LIBOR + 7.50%, Rate Floor: 7.50%) due 07/23/26		1,000,000	901,670
Total Communications			56,231,563

Basic Materials - 0.1%
LTI Holdings, Inc.
9.59% (1 Month USD LIBOR + 4.75%, Rate Floor: 4.75%) due 07/24/26		3,865,347	3,742,932
Ascend Performance Materials Operations LLC
9.71% (6 Month Term SOFR + 4.75%, Rate Floor: 4.75%) due 08/27/26		1,474,164	1,446,980
GrafTech Finance, Inc.
7.84% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.50%) due 02/12/25†††		1,413,412	1,406,345
Schur Flexibles GmbH
8.78% ((3 Month EURIBOR + 5.50%) and (6 Month EURIBOR + 5.50%), Rate Floor: 5.50%) due 09/28/27	EUR	787,500	640,800
Total Basic Materials			7,237,057

38 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
MACRO OPPORTUNITIES FUND

	Face Amount~	Value
Energy - 0.1%
Venture Global Calcasieu Pass LLC
7.47% (1 Month USD LIBOR + 2.63%, Rate Floor: 2.63%) due 08/19/26†††	3,066,741	$3,039,907
Permian Production Partners LLC
12.85% (1 Month USD LIBOR + 6.00%, Rate Floor: 10.85%) (in-kind rate was 2.00%) due 11/24/25†††,12	1,143,622	1,137,904
Total Energy		4,177,811

Utilities - 0.0%
Hamilton Projects Acquiror LLC
9.66% (3 Month USD LIBOR + 4.50%, Rate Floor: 5.25%) due 06/17/27	2,273,291	2,250,149
Total Senior Floating Rate Interests
(Cost $856,001,031)		776,455,870

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 8.9%
Residential Mortgage-Backed Securities - 7.4%
FKRT
2.21% due 11/30/58†††,9	33,850,000	32,978,795
LSTAR Securities Investment Ltd.
2023-1, 8.05% (SOFR + 3.50%, Rate Floor: 0.00%) due 01/01/28◊,†††,3	28,297,882	28,290,829
JP Morgan Mortgage Acquisition Trust
2006-WMC4, 5.00% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 12/25/36◊	21,531,067	11,319,657
2006-WMC3, 5.15% (1 Month USD LIBOR + 0.30%, Rate Floor: 0.30%) due 08/25/36◊	8,482,800	6,093,367
2006-HE3, 5.17% (1 Month USD LIBOR + 0.32%, Rate Floor: 0.32%) due 11/25/36◊	5,298,888	4,509,447
2006-WMC4, 4.97% (1 Month USD LIBOR + 0.12%, Rate Floor: 0.12%) due 12/25/36◊	7,411,183	3,882,966
2006-WMC4, 4.93% (1 Month USD LIBOR + 0.08%, Rate Floor: 0.08%) due 12/25/36◊	3,133,708	1,634,210
Ameriquest Mortgage Securities Trust
2006-M3, 5.02% (1 Month USD LIBOR + 0.18%, Rate Floor: 0.18%) due 10/25/36◊	19,556,855	10,586,180
2006-M3, 5.09% (1 Month USD LIBOR + 0.24%, Rate Floor: 0.24%) due 10/25/36◊	31,858,579	9,529,009
2006-M3, 4.95% (1 Month USD LIBOR + 0.10%, Rate Floor: 0.10%) due 10/25/36◊	13,244,199	3,959,376
BRAVO Residential Funding Trust
2022-R1, 3.13% due 01/29/70[3,7]	25,177,160	22,493,549

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 39

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
MACRO OPPORTUNITIES FUND

	Face Amount~	Value
WaMu Asset-Backed Certificates WaMu Series
2007-HE2, 5.21% (1 Month USD LIBOR + 0.36%, Rate Floor: 0.36%) due 04/25/37◊	23,880,227	$9,064,628
2007-HE2, 5.04% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 04/25/37◊	18,196,522	6,817,250
2007-HE4, 5.02% (1 Month USD LIBOR + 0.17%, Rate Floor: 0.17%) due 07/25/47◊	6,745,626	4,760,554
2007-HE4, 5.10% (1 Month USD LIBOR + 0.25%, Rate Floor: 0.25%) due 07/25/47◊	2,014,710	1,203,547
Long Beach Mortgage Loan Trust
2006-6, 5.35% (1 Month USD LIBOR + 0.50%, Rate Floor: 0.50%) due 07/25/36◊	13,830,241	5,574,142
2006-8, 5.17% (1 Month USD LIBOR + 0.32%, Rate Floor: 0.32%) due 09/25/36◊	16,493,267	4,485,908
2006-4, 5.17% (1 Month USD LIBOR + 0.32%, Rate Floor: 0.32%) due 05/25/36◊	10,007,421	3,024,937
2006-1, 5.23% (1 Month USD LIBOR + 0.38%, Rate Floor: 0.38%) due 02/25/36◊	3,734,614	3,009,482
2006-6, 5.15% (1 Month USD LIBOR + 0.30%, Rate Floor: 0.30%) due 07/25/36◊	4,306,570	1,723,920
2006-8, 5.03% (1 Month USD LIBOR + 0.18%, Rate Floor: 0.18%) due 09/25/36◊	4,469,365	1,209,287
2006-6, 5.05% (1 Month USD LIBOR + 0.20%, Rate Floor: 0.20%) due 07/25/36◊	2,492,982	994,106
RALI Series Trust
2006-QO6, 5.21% (1 Month USD LIBOR + 0.36%, Rate Floor: 0.36%) due 06/25/46◊	30,674,404	6,850,300
2007-QO2, 5.00% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 02/25/47◊	12,922,406	4,695,501
2006-QO8, 5.25% (1 Month USD LIBOR + 0.40%, Rate Floor: 0.40%) due 10/25/46◊	3,772,929	3,431,455
2006-QO6, 5.31% (1 Month USD LIBOR + 0.46%, Rate Floor: 0.46%) due 06/25/46◊	7,981,062	1,837,937

40 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
MACRO OPPORTUNITIES FUND

	Face Amount~	Value
2006-QO2, 5.39% (1 Month USD LIBOR + 0.54%, Rate Floor: 0.54%) due 02/25/46◊	5,947,913	$1,202,132
2006-QO6, 5.37% (1 Month USD LIBOR + 0.52%, Rate Floor: 0.52%) due 06/25/46◊	5,035,370	1,178,318
2006-QO2, 5.53% (1 Month USD LIBOR + 0.68%, Rate Floor: 0.68%) due 02/25/46◊	3,182,638	665,244
2006-QO2, 5.29% (1 Month USD LIBOR + 0.44%, Rate Floor: 0.44%) due 02/25/46◊	213,333	42,011
OBX Trust
2022-NQM9, 6.45% due 09/25/62[3,7]	8,139,295	8,001,204
2023-NQM2, 6.80% due 01/25/62[3,7]	6,933,055	6,910,595
2022-NQM8, 6.10% due 09/25/62[3,7]	4,662,322	4,547,588
American Home Mortgage Assets Trust
2006-6, 5.06% (1 Month USD LIBOR + 0.21%, Rate Floor: 0.21%) due 12/25/46◊	7,613,234	6,013,038
2006-1, 5.04% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 05/25/46◊	6,531,016	5,442,454
2006-3, 4.08% (1 Year CMT Rate + 0.94%, Rate Floor: 0.94%) due 10/25/46◊	5,118,784	3,491,899
NYMT Loan Trust
2022-SP1, 5.25% due 07/25/62[3,7]	13,786,199	13,574,782
GCAT Trust
2022-NQM5, 5.71% due 08/25/67[3,7]	9,570,855	9,275,415
2023-NQM2, 6.60% due 11/25/67[3]	3,352,976	3,324,793
Morgan Stanley IXIS Real Estate Capital Trust
2006-2, 5.07% (1 Month USD LIBOR + 0.22%, Rate Floor: 0.22%) due 11/25/36◊	21,767,686	7,065,177
2006-2, 5.00% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 11/25/36◊	16,606,020	5,384,318
Morgan Stanley ABS Capital I Incorporated Trust
2006-HE8, 5.07% (1 Month USD LIBOR + 0.22%, Rate Floor: 0.22%) due 10/25/36◊	19,333,072	8,465,243
2006-HE6, 5.05% (1 Month USD LIBOR + 0.20%, Rate Floor: 0.20%) due 09/25/36◊	4,338,359	1,615,922
2007-HE4, 5.08% (1 Month USD LIBOR + 0.23%, Rate Floor: 0.23%) due 02/25/37◊	3,782,702	1,241,735
IXIS Real Estate Capital Trust

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 41

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
MACRO OPPORTUNITIES FUND

	Face Amount~	Value
2007-HE1, 5.01% (1 Month USD LIBOR + 0.16%, Rate Floor: 0.16%) due 05/25/37◊	24,051,953	$6,007,105
2007-HE1, 5.08% (1 Month USD LIBOR + 0.23%, Rate Floor: 0.23%) due 05/25/37◊	17,040,471	4,258,151
GSAMP Trust
2007-NC1, 4.98% (1 Month USD LIBOR + 0.13%, Rate Floor: 0.13%) due 12/25/46◊	18,317,900	9,980,492
Master Asset-Backed Securities Trust
2006-WMC3, 5.17% (1 Month USD LIBOR + 0.32%, Rate Floor: 0.32%) due 08/25/36◊	10,117,955	3,408,324
2006-HE3, 5.05% (1 Month USD LIBOR + 0.20%, Rate Floor: 0.20%) due 08/25/36◊	9,517,124	2,965,765
2006-HE3, 5.15% (1 Month USD LIBOR + 0.30%, Rate Floor: 0.30%) due 08/25/36◊	8,001,628	2,493,948
GSAA Home Equity Trust
2006-3, 5.45% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.60%) due 03/25/36◊	10,371,219	5,476,016
2006-9, 5.33% (1 Month USD LIBOR + 0.48%, Rate Floor: 0.48%) due 06/25/36◊	7,485,224	2,285,033
2007-7, 5.39% (1 Month USD LIBOR + 0.54%, Rate Floor: 0.54%) due 07/25/37◊	464,743	436,616
Citigroup Mortgage Loan Trust, Inc.
2007-AMC3, 5.10% (1 Month USD LIBOR + 0.25%, Rate Floor: 0.25%) due 03/25/37◊	10,011,677	8,103,769
CFMT LLC
2022-HB9, 3.25% (WAC) due 09/25/37◊,9	8,650,000	7,340,788
OSAT Trust
2021-RPL1, 2.12% due 05/25/65[3,7]	7,664,483	7,216,650
Home Equity Loan Trust
2007-FRE1, 5.04% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 04/25/37◊	6,894,399	6,406,392
PRPM LLC
2023-1, 6.88% (WAC) due 02/25/28◊,3	6,358,597	6,333,959
Argent Securities Trust
2006-W5, 5.15% (1 Month USD LIBOR + 0.30%, Rate Floor: 0.30%) due 06/25/36◊	9,094,091	5,936,721
First NLC Trust
2007-1, 5.13% (1 Month USD LIBOR + 0.28%, Rate Floor: 0.28%) due 08/25/37◊,3	6,553,178	3,343,295

42 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
MACRO OPPORTUNITIES FUND

	Face Amount~	Value
2007-1, 4.92% (1 Month USD LIBOR + 0.07%, Rate Floor: 0.07%) due 08/25/37◊,3	4,969,485	$2,527,086
Lehman XS Trust Series
2006-18N, 5.21% (1 Month USD LIBOR + 0.36%, Rate Floor: 0.36%) due 12/25/36◊	3,859,215	3,589,906
2006-10N, 5.27% (1 Month USD LIBOR + 0.42%, Rate Floor: 0.42%) due 07/25/46◊	2,488,374	2,221,008
Alternative Loan Trust
2007-OA7, 5.21% (1 Month USD LIBOR + 0.36%, Rate Floor: 0.36%) due 05/25/47◊	6,415,534	5,291,882
Merrill Lynch Mortgage Investors Trust Series
2007-HE2, 5.27% (1 Month USD LIBOR + 0.42%, Rate Floor: 0.42%) due 02/25/37◊	7,003,166	2,033,759
2007-HE2, 5.37% (1 Month USD LIBOR + 0.52%, Rate Floor: 0.52%) due 02/25/37◊	5,069,289	1,472,176
2007-HE2, 5.09% (1 Month USD LIBOR + 0.24%, Rate Floor: 0.24%) due 02/25/37◊	4,030,605	1,170,347
2007-HE2, 5.69% (1 Month USD LIBOR + 0.84%, Rate Floor: 0.84%) due 02/25/37◊	1,640,197	476,316
WaMu Asset-Backed Certificates WaMu Series Trust
2007-HE1, 5.08% (1 Month USD LIBOR + 0.23%, Rate Floor: 0.23%) due 01/25/37◊	7,322,870	3,289,979
2007-HE4, 5.02% (1 Month USD LIBOR + 0.17%, Rate Floor: 0.17%) due 07/25/47◊	2,821,722	1,681,161
Citigroup Mortgage Loan Trust
2022-A, 6.17% due 09/25/62[3,7]	4,879,974	4,851,791
Verus Securitization Trust
2022-8, 6.13% due 09/25/67[3,7]	4,845,388	4,734,119
ACE Securities Corporation Home Equity Loan Trust Series
2007-ASP1, 5.61% (1 Month USD LIBOR + 0.76%, Rate Floor: 0.76%) due 03/25/37◊	10,576,425	4,613,392
HSI Asset Securitization Corporation Trust
2007-HE1, 5.04% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 01/25/37◊	5,815,477	4,075,902
Finance of America HECM Buyout
2022-HB2, 6.00% (WAC) due 08/01/32◊,3	3,850,000	3,554,309

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 43

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
MACRO OPPORTUNITIES FUND

	Face Amount~	Value
CSMC Trust
2020-RPL5, 3.02% (WAC) due 08/25/60◊,3	3,659,152	$3,548,262
First Franklin Mortgage Loan Trust
2006-FF16, 5.27% (1 Month USD LIBOR + 0.42%, Rate Floor: 0.42%) due 12/25/36◊	7,578,181	3,184,605
Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust
2006-AR9, 3.98% (1 Year CMT Rate + 0.84%, Rate Floor: 0.84%) due 11/25/46◊	3,840,193	3,064,679
Morgan Stanley Mortgage Loan Trust
2006-9AR, 5.15% (1 Month USD LIBOR + 0.30%, Rate Floor: 0.30%) due 08/25/36◊	8,284,260	2,394,262
Alliance Bancorp Trust
2007-OA1, 5.33% (1 Month USD LIBOR + 0.48%, Rate Floor: 0.48%) due 07/25/37◊	1,973,178	1,637,729
Nomura Resecuritization Trust
2015-4R, 2.60% (1 Month USD LIBOR + 0.43%, Rate Floor: 0.43%) due 03/26/36◊,3	1,637,603	1,474,856
Morgan Stanley Re-REMIC Trust
2010-R5, 3.22% due 06/26/36[3]	529,577	456,246
Asset-Backed Securities Corporation Home Equity Loan Trust
2006-HE5, 5.13% (1 Month USD LIBOR + 0.28%, Rate Floor: 0.28%) due 07/25/36◊	114,717	112,850
Total Residential Mortgage-Backed Securities		424,851,853

Commercial Mortgage-Backed Securities - 1.2%
BX Commercial Mortgage Trust
2021-VOLT, 6.68% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 09/15/36◊,3	19,750,000	18,418,230
2019-XL, 7.24% (1 Month Term SOFR + 2.41%, Rate Floor: 2.41%) due 10/15/36◊,3	1,989,000	1,913,794
GS Mortgage Securities Corporation Trust
2020-UPTN, 3.25% (WAC) due 02/10/37◊,3	8,256,000	7,043,076
2020-DUNE, 7.18% (1 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 12/15/36◊,3	7,340,000	6,928,961
2020-DUNE, 6.58% (1 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 12/15/36◊,3	2,750,000	2,619,848

44 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
MACRO OPPORTUNITIES FUND

	Face Amount~		Value
JP Morgan Chase Commercial Mortgage Securities Trust
2021-NYAH, 7.32% (1 Month USD LIBOR + 2.64%, Rate Floor: 2.64%) due 06/15/38◊,3		15,000,000	$13,503,432
SMRT
2022-MINI, 6.78% (1 Month Term SOFR + 1.95%, Rate Floor: 1.95%) due 01/15/39◊,3		10,000,000	9,122,401
MHP
2022-MHIL, 7.44% (1 Month Term SOFR + 2.61%, Rate Floor: 2.61%) due 01/15/27◊,3		8,744,927	8,087,117
Wells Fargo Commercial Mortgage Trust
2015-NXS1, 2.63% due 05/15/48		96,395	96,148
Total Commercial Mortgage-Backed Securities			67,733,007

Military Housing - 0.3%
Freddie Mac Military Housing Bonds Resecuritization Trust Certificates
2015-R1, 0.70% (WAC) due 11/25/52◊,3,11		219,493,954	13,224,241
Capmark Military Housing Trust
2007-AET2, 6.06% due 10/10/52†††,3		5,505,199	5,489,640
Total Military Housing			18,713,881

Total Collateralized Mortgage Obligations
(Cost $644,409,458)			511,298,741

FEDERAL AGENCY DISCOUNT NOTES†† - 6.5%
Federal Home Loan Bank
4.36% due 04/03/23[13]		222,900,000	222,846,133
4.60% due 04/17/23[13]		150,000,000	149,693,333
Total Federal Agency Discount Notes
(Cost $372,539,466)			372,539,466

U.S. GOVERNMENT SECURITIES†† - 0.7%
U.S. Treasury Notes
4.63% due 02/28/25[14]		21,000,000	21,204,258
3.88% due 01/15/26[16]		20,400,000	20,406,375
Total U.S. Government Securities
(Cost $41,518,863)			41,610,633

FOREIGN GOVERNMENT DEBT†† - 0.6%
National Bank of Hungary
15.70% due 04/06/23[13]	HUF	6,771,000,000	19,269,428
15.64% due 04/06/23[13]	HUF	5,331,000,000	15,118,643
Nova Scotia T-Bill
4.41% due 04/04/23[13]	CAD	1,420,000	1,050,486
Province of New Brunswick Canada T-Bill
4.43% due 04/06/23[13]	CAD	740,000	547,573
Newfoundland T-Bill
4.52% due 04/20/23[13]	CAD	400,000	295,326
Quebec T-Bill
4.49% due 04/14/23[13]	CAD	200,000	147,769
Ontario T-Bill
4.49% due 04/12/23[13]	CAD	145,000	107,168
Total Foreign Government Debt
(Cost $36,145,770)			36,536,393

CONVERTIBLE BONDS†† - 0.3%
Consumer, Non-cyclical - 0.2%
Block, Inc.
due 05/01/26[15]		12,240,000	9,975,600

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 45

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
MACRO OPPORTUNITIES FUND

	Face Amount~		Value
Communications - 0.1%
Cable One, Inc.
due 03/15/26[15]		5,750,000	$4,536,750
Total Convertible Bonds
(Cost $15,432,637)			14,512,350

U.S. TREASURY BILLS†† - 0.1%
U.S. Treasury Bills
4.28% due 04/20/23[13]		5,000,000	4,989,027
Total U.S. Treasury Bills
(Cost $4,988,700)			4,989,027

FEDERAL AGENCY BONDS†† - 0.1%
Federal Farm Credit Bank
4.99% (SOFR + 0.17%, Rate Floor: 0.00%) due 06/27/24◊,16		2,000,000	2,002,056
5.01% (SOFR + 0.19%, Rate Floor: 0.00%) due 11/25/24◊		100,000	100,122
Federal Home Loan Bank
4.89% (SOFR + 0.06%, Rate Floor: 0.00%) due 07/01/24◊		880,000	879,728
5.01% (SOFR + 0.19%, Rate Floor: 0.00%) due 11/22/24◊		600,000	600,738
Total Federal Agency Bonds
(Cost $3,580,302)			3,582,644

SENIOR FIXED RATE INTERESTS†† - 0.0%
Industrial - 0.0%
Schur Flexibles GmbH
12.20% due 09/30/26	EUR	404,966	419,597
5.50% due 09/30/26	EUR	280,416	290,548
11.94% due 09/30/26	EUR	71,585	74,171
Total Industrial			784,316

Total Senior Fixed Rate Interests
(Cost $771,013)			784,316

	Contracts/ Notional Value		Value
OTC OPTIONS PURCHASED†† - 0.1%
Call Options on:
Interest Rate Options
Morgan Stanley Capital Services LLC 10Y-2Y SOFR CMS CAP Expiring December 2023 with strike price of $0.10	USD	164,200,000	$484,643
Barclays Bank plc 10Y-2Y SOFR CMS CAP Expiring December 2023 with strike price of $0.20	USD	164,200,000	484,643
Morgan Stanley Capital Services LLC 10Y-2Y SOFR CMS CAP Expiring June 2024 with strike price of $0.10	USD	164,200,000	561,045
Barclays Bank plc 10Y-2Y SOFR CMS CAP Expiring June 2024 with strike price of $0.10	USD	162,650,000	555,749
Bank of America, N.A. 10Y-2Y SOFR CMS CAP Expiring June 2024 with strike price of $0.10	USD	82,100,000	280,523
Bank of America, N.A. 10Y-2Y SOFR CMS CAP Expiring December 2023 with strike price of $0.20	USD	80,550,000	237,746

46 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
MACRO OPPORTUNITIES FUND

	Contracts/ Notional Value		Value
Goldman Sachs International 10Y-2Y SOFR CMS CAP Expiring June 2024 with strike price of $0.10	USD	66,950,000	$228,757
Goldman Sachs International 10Y-2Y SOFR CMS CAP Expiring December 2023 with strike price of $0.20	USD	66,950,000	197,606
Total Interest Rate Options			3,030,712

Foreign Exchange Options

J.P. Morgan Securities plc Foreign Exchange GBP/USD Expiring April 2023 with strike price of GBP 1.22 (Notional Value $12,364,500)	GBP	10,000,000	178,177
Barclays Bank plc Foreign Exchange GBP/USD Expiring April 2023 with strike price of GBP 1.24 (Notional Value $12,055,387)	GBP	9,750,000	79,294
UBS AG Foreign Exchange GBP/USD Expiring April 2023 with strike price of GBP 1.23 (Notional Value $4,945,800)	GBP	4,000,000	67,698
Bank of America, N.A. Foreign Exchange EUR/AUD Expiring April 2023 with strike price of EUR 1.63 (Notional Value $12,168,240)	EUR	11,200,000	45,071
Barclays Bank plc Foreign Exchange EUR/USD Expiring May 2023 with strike price of EUR 1.11 (Notional Value $12,222,563)	EUR	11,250,000	44,646
UBS AG Foreign Exchange EUR/USD Expiring May 2023 with strike price of EUR 1.09 (Notional Value $4,345,800)	EUR	4,000,000	39,753
J.P. Morgan Securities plc Foreign Exchange EUR/CHF Expiring April 2023 with strike price of EUR 0.98 (Notional Value $3,693,930)	EUR	3,400,000	37,463
Bank of America, N.A. Foreign Exchange EUR/CAD Expiring April 2023 with strike price of EUR 1.47 (Notional Value $4,345,800)	EUR	4,000,000	35,209

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 47

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
MACRO OPPORTUNITIES FUND

	Contracts/ Notional Value		Value
UBS AG Foreign Exchange EUR/CHF Expiring April 2023 with strike price of EUR 1.00 (Notional Value $11,950,950)	EUR	11,000,000	$32,226
UBS AG Foreign Exchange GBP/CAD Expiring April 2023 with strike price of GBP 1.68 (Notional Value $4,327,575)	GBP	3,500,000	25,495
Bank of America, N.A. Foreign Exchange EUR/CAD Expiring April 2023 with strike price of EUR 1.49 (Notional Value $11,950,950)	EUR	11,000,000	25,009
BNP Paribas Foreign Exchange EUR/GBP Expiring April 2023 with strike price of EUR 0.89 (Notional Value $12,059,595)	EUR	11,100,000	22,512
Goldman Sachs International Foreign Exchange EUR/GBP Expiring April 2023 with strike price of EUR 0.88 (Notional Value $4,345,800)	EUR	4,000,000	12,893
UBS AG Foreign Exchange USD/SEK Expiring April 2023 with strike price of $10.76	USD	11,000,000	1,157
BNP Paribas Foreign Exchange USD/CAD Expiring April 2023 with strike price of $1.38	USD	13,250,000	984
UBS AG Foreign Exchange EUR/GBP Expiring April 2023 with strike price of EUR 0.89 (Notional Value $5,432,250)	EUR	5,000,000	180
Total Foreign Exchange Options			647,767

Put Options on:
Foreign Exchange Options
UBS AG Foreign Exchange EUR/GBP Expiring April 2023 with strike price of EUR 0.89 (Notional Value $5,432,250)	EUR	5,000,000	61,827
Barclays Bank plc Foreign Exchange EUR/USD Expiring May 2023 with strike price of EUR 1.07 (Notional Value $12,222,563)	EUR	11,250,000	43,425
UBS AG Foreign Exchange EUR/USD Expiring May 2023 with strike price of EUR 1.09 (Notional Value $4,345,800)	EUR	4,000,000	39,015
UBS AG Foreign Exchange GBP/CAD Expiring April 2023 with strike price of GBP 1.68 (Notional Value $4,327,575)	GBP	3,500,000	33,581

48 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
MACRO OPPORTUNITIES FUND

	Contracts/ Notional Value		Value
Goldman Sachs International Foreign Exchange EUR/GBP Expiring April 2023 with strike price of EUR 0.88 (Notional Value $4,345,800)	EUR	4,000,000	$24,798
UBS AG Foreign Exchange GBP/USD Expiring April 2023 with strike price of GBP 1.23 (Notional Value $4,945,800)	GBP	4,000,000	22,470
Bank of America, N.A. Foreign Exchange EUR/CAD Expiring April 2023 with strike price of EUR 1.47 (Notional Value $4,345,800)	EUR	4,000,000	21,743
Bank of America, N.A. Foreign Exchange EUR/CAD Expiring April 2023 with strike price of EUR 1.45 (Notional Value $11,950,950)	EUR	11,000,000	17,696
UBS AG Foreign Exchange USD/SEK Expiring April 2023 with strike price of $10.23	USD	11,000,000	16,354
UBS AG Foreign Exchange EUR/CHF Expiring April 2023 with strike price of EUR 0.97 (Notional Value $11,950,950)	EUR	11,000,000	11,022
J.P. Morgan Securities plc Foreign Exchange EUR/CHF Expiring April 2023 with strike price of EUR 0.98 (Notional Value $3,693,930)	EUR	3,400,000	10,657
BNP Paribas Foreign Exchange USD/CAD Expiring April 2023 with strike price of $1.34	USD	13,250,000	9,183
BNP Paribas Foreign Exchange EUR/GBP Expiring April 2023 with strike price of EUR 0.86 (Notional Value $12,059,595)	EUR	11,100,000	7,380
Barclays Bank plc Foreign Exchange GBP/USD Expiring April 2023 with strike price of GBP 1.19 (Notional Value $12,055,387)	GBP	9,750,000	6,374
Bank of America, N.A. Foreign Exchange EUR/AUD Expiring April 2023 with strike price of EUR 1.58 (Notional Value $12,168,240)	EUR	11,200,000	4,475

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 49

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
MACRO OPPORTUNITIES FUND

	Contracts/ Notional Value		Value
J.P. Morgan Securities plc Foreign Exchange GBP/USD Expiring April 2023 with strike price of GBP 1.17 (Notional Value $12,364,500)	GBP	10,000,000	$—
Total Foreign Exchange Options			330,000

Total OTC Options Purchased
(Cost $5,474,071)			4,008,479

OTC INTEREST RATE SWAPTIONS PURCHASED††,17 - 0.6%
Call Swaptions on:
Interest Rate Swaptions

Citibank, N.A. 5-Year Interest Rate Swap Expiring October 2027 with exercise rate of 3.10% (Notional Value $116,793,375)	EUR	107,500,000	5,492,710
Deutsche Bank AG 5-Year Interest Rate Swap Expiring April 2027 with exercise rate of 2.69%	USD	92,814,000	3,013,398
Deutsche Bank AG 5-Year Interest Rate Swap Expiring April 2032 with exercise rate of 2.39%	USD	72,235,000	2,086,459
Citibank, N.A. 20-Year Interest Rate Swap Expiring April 2029 with exercise rate of 2.38%	USD	24,141,000	1,777,143
Barclays Bank plc 20-Year Interest Rate Swap Expiring April 2027 with exercise rate of 1.58% (Notional Value $23,183,437)	GBP	18,750,000	863,710
Total Interest Rate Swaptions			13,233,420

Put Swaptions on:
Interest Rate Swaptions
Barclays Bank plc 20-Year Interest Rate Swap Expiring April 2027 with exercise rate of 1.58% (Notional Value $23,183,438)	GBP	18,750,000	6,025,788
Deutsche Bank AG 5-Year Interest Rate Swap Expiring April 2032 with exercise rate of 2.39%	USD	72,235,000	4,689,553
Deutsche Bank AG 5-Year Interest Rate Swap Expiring April 2027 with exercise rate of 2.69%	USD	92,814,000	4,090,097
Citibank, N.A. 5-Year Interest Rate Swap Expiring October 2027 with exercise rate of 3.10% (Notional Value $116,793,375)	EUR	107,500,000	3,814,611

50 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
MACRO OPPORTUNITIES FUND

	Contracts/ Notional Value		Value
Citibank, N.A. 20-Year Interest Rate Swap Expiring April 2029 with exercise rate of 2.38%	USD	24,141,000	$3,707,774
Total Interest Rate Swaptions			22,327,823

Total OTC Interest Rate Swaptions Purchased
(Cost $36,571,675)			35,561,243

Total Investments - 99.2%
(Cost $6,397,850,621)			5,709,436,867

LISTED OPTIONS WRITTEN† - 0.0%
Call Options on:
Commodity Options
Gold 100 oz. Futures Contracts Expiring May 2023 with strike price of $2,145.00 (Notional Value $794,480)		4	(4,400)
Gold 100 oz. Futures Contracts Expiring May 2023 with strike price of $2,140.00 (Notional Value $794,480)		4	(4,600)
Gold 100 oz. Futures Contracts Expiring May 2023 with strike price of $2,135.00 (Notional Value $794,480)		4	(4,840)
Silver Futures Contracts Expiring April 2023 with strike price of $24.75 (Notional Value $1,207,800)		10	(22,950)
Silver Futures Contracts Expiring April 2023 with strike price of $24.50 (Notional Value $1,087,020)		9	(24,435)
Silver Futures Contracts Expiring April 2023 with strike price of $24.25 (Notional Value $1,087,020)		9	(28,890)
Gold 100 oz. Futures Contracts Expiring May 2023 with strike price of $2,010.00 (Notional Value $4,766,880)		24	(94,560)
Gold 100 oz. Futures Contracts Expiring May 2023 with strike price of $2,005.00 (Notional Value $4,766,880)		24	(98,880)
Gold 100 oz. Futures Contracts Expiring May 2023 with strike price of $2,000.00 (Notional Value $4,568,260)		23	(99,360)
Total Commodity Options			(382,915)

Put Options on:
Commodity Options
Silver Futures Contracts Expiring April 2023 with strike price of $21.00 (Notional Value $1,207,800)		10	(1,050)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 51

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
MACRO OPPORTUNITIES FUND

	Contracts/ Notional Value		Value
Silver Futures Contracts Expiring April 2023 with strike price of $21.25 (Notional Value $1,087,020)		9	$(1,215)
Silver Futures Contracts Expiring April 2023 with strike price of $21.50 (Notional Value $1,087,020)		9	(1,665)
Gold 100 oz. Futures Contracts Expiring May 2023 with strike price of $1,890.00 (Notional Value $595,860)		3	(3,540)
Gold 100 oz. Futures Contracts Expiring May 2023 with strike price of $1,895.00 (Notional Value $595,860)		3	(3,870)
Gold 100 oz. Futures Contracts Expiring May 2023 with strike price of $1,900.00 (Notional Value $595,860)		3	(4,230)
Gold 100 oz. Futures Contracts Expiring May 2023 with strike price of $1,905.00 (Notional Value $595,860)		3	(4,590)
Gold 100 oz. Futures Contracts Expiring May 2023 with strike price of $1,990.00 (Notional Value $4,766,880)		24	(122,400)
Gold 100 oz. Futures Contracts Expiring May 2023 with strike price of $1,995.00 (Notional Value $4,766,880)		24	(129,360)
Gold 100 oz. Futures Contracts Expiring May 2023 with strike price of $2,000.00 (Notional Value $4,568,260)		23	(130,870)
Total Commodity Options			(402,790)

Total Listed Options Written
(Premiums received $982,890)			(785,705)

OTC OPTIONS WRITTEN†† - (0.1)%
Call Options on:
Foreign Exchange Options
J.P. Morgan Securities plc Foreign Exchange USD/JPY Expiring April 2023 with strike price of $139.35	USD	2,600,000	(1)

52 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
MACRO OPPORTUNITIES FUND

	Contracts/ Notional Value		Value
J.P. Morgan Securities plc Foreign Exchange NOK/SEK Expiring April 2023 with strike price of NOK 1.02 (Notional Value $3,055,447)	NOK	32,000,000	$(10)
J.P. Morgan Securities plc Foreign Exchange CAD/JPY Expiring April 2023 with strike price of CAD 101.65 (Notional Value $2,660,066)	CAD	3,600,000	(137)
Barclays Bank plc Foreign Exchange USD/JPY Expiring April 2023 with strike price of $136.97	USD	3,000,000	(2,285)
J.P. Morgan Securities plc Foreign Exchange USD/NOK Expiring April 2023 with strike price of $11.15	USD	3,000,000	(2,568)
Barclays Bank plc Foreign Exchange USD/JPY Expiring April 2023 with strike price of $135.77	USD	9,300,000	(3,171)
J.P. Morgan Securities plc Foreign Exchange AUD/NZD Expiring April 2023 with strike price of AUD 1.08 (Notional Value $19,422,750)	AUD	29,000,000	(6,898)
UBS AG Foreign Exchange AUD/USD Expiring April 2023 with strike price of AUD 0.68 (Notional Value $3,013,875)	AUD	4,500,000	(11,177)
UBS AG Foreign Exchange EUR/NOK Expiring April 2023 with strike price of EUR 11.36 (Notional Value $2,824,770)	EUR	2,600,000	(14,999)
Barclays Bank plc Foreign Exchange USD/JPY Expiring May 2023 with strike price of $135.33	USD	3,000,000	(18,550)
Morgan Stanley Capital Services LLC Foreign Exchange CAD/JPY Expiring April 2023 with strike price of CAD 99.50 (Notional Value $18,472,679)	CAD	25,000,000	(21,021)
UBS AG Foreign Exchange USD/NOK Expiring April 2023 with strike price of $10.66	USD	10,000,000	(64,475)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 53

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
MACRO OPPORTUNITIES FUND

	Contracts/ Notional Value		Value
Goldman Sachs International Foreign Exchange AUD/USD Expiring April 2023 with strike price of AUD 0.67 (Notional Value $9,878,812)	AUD	14,750,000	$(89,497)
J.P. Morgan Securities plc Foreign Exchange USD/JPY Expiring April 2023 with strike price of $132.80	USD	10,500,000	(94,596)
UBS AG Foreign Exchange USD/JPY Expiring April 2023 with strike price of $132.50	USD	10,000,000	(102,507)
Bank of America, N.A. Foreign Exchange AUD/NZD Expiring May 2023 with strike price of AUD 1.07 (Notional Value $20,092,500)	AUD	30,000,000	(155,476)
UBS AG Foreign Exchange EUR/NOK Expiring April 2023 with strike price of EUR 11.30 (Notional Value $20,968,485)	EUR	19,300,000	(242,739)
UBS AG Foreign Exchange USD/JPY Expiring May 2023 with strike price of $131.61	USD	18,500,000	(300,255)
Goldman Sachs International Foreign Exchange EUR/JPY Expiring April 2023 with strike price of EUR 141.05 (Notional Value $21,729,000)	EUR	20,000,000	(552,042)
Total Foreign Exchange Options			(1,682,404)

Put Options on:
Foreign Exchange Options
UBS AG Foreign Exchange EUR/NOK Expiring April 2023 with strike price of EUR 10.94 (Notional Value $2,824,770)	EUR	2,600,000	(3)
J.P. Morgan Securities plc Foreign Exchange CAD/JPY Expiring April 2023 with strike price of CAD 97.00 (Notional Value $2,660,066)	CAD	3,600,000	(5,105)
UBS AG Foreign Exchange AUD/USD Expiring April 2023 with strike price of AUD 0.65 (Notional Value $3,013,875)	AUD	4,500,000	(5,960)
J.P. Morgan Securities plc Foreign Exchange NOK/SEK Expiring April 2023 with strike price of NOK 0.99 (Notional Value $3,055,447)	NOK	32,000,000	(7,082)

54 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
MACRO OPPORTUNITIES FUND

	Contracts/ Notional Value		Value
Barclays Bank plc Foreign Exchange USD/JPY Expiring April 2023 with strike price of $130.18	USD	3,000,000	$(7,941)
J.P. Morgan Securities plc Foreign Exchange USD/JPY Expiring April 2023 with strike price of $132.70	USD	2,600,000	(9,386)
Barclays Bank plc Foreign Exchange USD/JPY Expiring May 2023 with strike price of $128.53	USD	3,000,000	(15,272)
J.P. Morgan Securities plc Foreign Exchange USD/NOK Expiring April 2023 with strike price of $10.43	USD	3,000,000	(33,290)
Goldman Sachs International Foreign Exchange EUR/JPY Expiring April 2023 with strike price of EUR 141.05 (Notional Value $21,729,000)	EUR	20,000,000	(44,259)
UBS AG Foreign Exchange USD/JPY Expiring April 2023 with strike price of $132.50	USD	10,000,000	(76,643)
J.P. Morgan Securities plc Foreign Exchange USD/JPY Expiring April 2023 with strike price of $132.80	USD	10,500,000	(91,109)
UBS AG Foreign Exchange EUR/NOK Expiring April 2023 with strike price of EUR 11.30 (Notional Value $20,968,485)	EUR	19,300,000	(93,511)
Goldman Sachs International Foreign Exchange AUD/USD Expiring April 2023 with strike price of AUD 0.67 (Notional Value $9,878,812)	AUD	14,750,000	(116,547)
Bank of America, N.A. Foreign Exchange AUD/NZD Expiring May 2023 with strike price of AUD 1.07 (Notional Value $20,092,500)	AUD	30,000,000	(153,992)
Barclays Bank plc Foreign Exchange USD/JPY Expiring April 2023 with strike price of $135.77	USD	9,300,000	(194,407)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 55

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
MACRO OPPORTUNITIES FUND

	Contracts/ Notional Value		Value
J.P. Morgan Securities plc Foreign Exchange AUD/NZD Expiring April 2023 with strike price of AUD 1.08 (Notional Value $19,422,750)	AUD	29,000,000	$(232,349)
UBS AG Foreign Exchange USD/NOK Expiring April 2023 with strike price of $10.66	USD	10,000,000	(246,452)
Morgan Stanley Capital Services LLC Foreign Exchange CAD/JPY Expiring April 2023 with strike price of CAD 99.50 (Notional Value $18,472,679)	CAD	25,000,000	(253,362)
UBS AG Foreign Exchange USD/JPY Expiring May 2023 with strike price of $131.61	USD	18,500,000	(284,715)
Total Foreign Exchange Options			(1,871,385)

Total OTC Options Written
(Premiums received $4,663,149)			(3,553,789)

OTC INTEREST RATE SWAPTIONS WRITTEN††,17 - 0.0%
Call Swaptions on:
Interest Rate Swaptions
Deutsche Bank AG 5-Year Interest Rate Swap Expiring March 2027 with exercise rate of 2.82% (Notional Value $11,733,660)	EUR	10,800,000	(432,765)
J.P. Morgan Securities plc 5-Year Interest Rate Swap Expiring April 2025 with exercise rate of 2.70%	USD	22,032,000	(587,573)
Total Interest Rate Swaptions			(1,020,338)

Put Swaptions on:
Interest Rate Swaptions
Deutsche Bank AG 5-Year Interest Rate Swap Expiring March 2027 with exercise rate of 2.82% (Notional Value $11,733,660)	EUR	10,800,000	(424,719)
J.P. Morgan Securities plc 5-Year Interest Rate Swap Expiring April 2025 with exercise rate of 2.70%	USD	22,032,000	(761,522)
Total Interest Rate Swaptions			(1,186,241)

Total OTC Interest Rate Swaptions Written
(Premiums received $2,443,737)			(2,206,579)
Other Assets & Liabilities, net - 0.9%			54,178,708
Total Net Assets - 100.0%			$5,757,069,502

56 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
MACRO OPPORTUNITIES FUND

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Commodity Futures Contracts Purchased†
Silver Futures Contracts	501	May 2023	$60,646,050	$5,379,428
Gold 100 oz. Futures Contracts	339	Jun 2023	67,406,760	(743,727)
			$128,052,810	$4,635,701
Commodity Futures Contracts Sold Short†
Gold 100 oz. Futures Contracts	44	Jun 2023	$8,748,960	$10,381
Interest Rate Futures Contracts Sold Short†
3-Month SOFR Futures Contracts	1	Sep 2023	$237,813	$1,002
30-Day Federal Funds Futures Contracts	95	May 2023	37,630,927	(2,131)
3-Month SOFR Futures Contracts	19	Jun 2023	4,518,437	(3,784)
			$42,387,177	$(4,913)

Centrally Cleared Credit Default Swap Agreements Protection Purchased††
Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date
J.P. Morgan Securities LLC	ICE	CDX.NA.HY.40.V1	5.00%	Quarterly	06/20/28
J.P. Morgan Securities LLC	ICE	ITRAXX.EUR.38.V1	1.00%	Quarterly	12/20/27

Notional Amount~	Value	Upfront Premiums Paid(Received)	Unrealized Depreciation**
57,400,000	$(872,480)	$262,938	$(1,135,418)
EUR 253,900,000	(2,567,178)	(1,522,434)	(1,044,744)
	$(3,439,658)	$(1,259,496)	$(2,180,162)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 57

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
MACRO OPPORTUNITIES FUND

Centrally Cleared Interest Rate Swap Agreements††
Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date
JPM	LCH	Pay	Sterling Overnight Interbank Average Rate	1.58%	Annually	04/12/47
JPM	LCH	Receive	6-Month EURIBOR	3.10%	Semi-Annually	11/02/32
JPM	LCH	Receive	3-Month Prague Interbank Offering Rate	4.71%	Quarterly	01/26/25
JPM	LCH	Receive	3-Month Canadian Bankers Acceptances Rate	2.49%	Semi-Annually	01/23/27
JPM	LCH	Receive	3-Month New Zealand Bank Bill Rate	3.81%	Quarterly	01/26/26
JPM	LCH	Receive	U.S. Secured Overnight Financing Rate	2.38%	Annually	04/16/49
JPM	LCH	Pay	6-Month EURIBOR	2.82%	Semi-Annually	03/24/32
JPM	LCH	Receive	U.S. Secured Overnight Financing Rate	2.70%	Annually	04/22/30
JPM	LCH	Receive	1-Day Euro Short Term Rate	2.82%	Annually	03/22/27
JPM	LCH	Receive	U.S. Secured Overnight Financing Rate	2.39%	Annually	04/12/37
JPM	LCH	Receive	U.S. Secured Overnight Financing Rate	2.69%	Annually	04/21/32
JPM	LCH	Pay	6-Month Australian Bank Bill Rate	3.86%	Semi-Annually	01/27/28
JPM	LCH	Pay	6-Month Compounded Singapore Overnight Rate Average	2.55%	Semi-Annually	01/31/30
JPM	LCH	Pay	U.S. Secured Overnight Financing Rate	2.67%	Annually	04/19/27
JPM	LCH	Pay	1-Day Euro Short Term Rate	0.92%	Annually	04/12/27
JPM	LCH	Pay	Sterling Overnight Interbank Average Rate	0.85%	Annually	12/03/26
JPM	LCH	Pay	U.S. Secured Overnight Financing Rate	1.08%	Annually	12/06/28
JPM	LCH	Pay	U.S. Secured Overnight Financing Rate	1.23%	Annually	12/03/31
JPM	CME	Pay	U.S. Secured Overnight Financing Rate	2.78%	Annually	07/18/27

	Notional Amount~	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)**
GBP	7,715,000	$(1,821,830)	$(2,053,841)	$232,011
EUR	19,740,000	(152,667)	(403,386)	250,719
CZK	810,000,000	183,323	—	183,323
CAD	26,000,000	156,088	75	156,013
NZD	60,500,000	110,354	83	110,271
	424,000	30,309	7,284	23,025
EUR	1,790,000	6,243	1,093	5,150
	1,497,000	15,243	11,037	4,206
EUR	832,000	3,300	4	3,296
	71,000	—	25,458	(25,458)
	2,576,000	(5,918)	24,827	(30,745)
AUD	28,500,000	(63,104)	3,127	(66,231)
SGD	25,900,000	(83,127)	104	(83,231)
	7,583,000	(235,694)	227	(235,921)
EUR	6,017,000	(483,224)	931	(484,155)
GBP	4,491,000	(578,581)	(44,684)	(533,897)
	6,071,000	(695,719)	(95,932)	(599,787)
	6,975,000	(1,039,022)	(169,256)	(869,766)
	332,150,000	(8,944,727)	1,389	(8,946,116)
		$(13,598,753)	$(2,691,460)	$(10,907,293)

58 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
MACRO OPPORTUNITIES FUND

Forward Foreign Currency Exchange Contracts††
Counterparty	Currency	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation (Depreciation)
Barclays Bank plc	JPY	Sell	37,847,000,000	298,482,626 USD	05/08/23	$11,853,254
UBS AG	JPY	Buy	41,217,000,000	306,935,368 USD	05/30/23	6,159,763
BNP Paribas	JPY	Buy	41,934,000,000	312,824,185 USD	06/05/23	5,987,437
Bank of America, N.A.	JPY	Sell	58,254,000,000	447,003,599 USD	05/15/23	5,400,123
UBS AG	JPY	Sell	39,983,000,000	308,833,696 USD	06/27/23	3,854,007
Bank of America, N.A.	JPY	Sell	39,369,000,000	302,062,394 USD	06/20/23	2,079,747
BNP Paribas	JPY	Sell	37,847,000,000	289,049,502 USD	05/18/23	2,026,331
Barclays Bank plc	JPY	Buy	19,418,000,000	145,410,704 USD	05/15/23	1,790,455
UBS AG	JPY	Buy	20,873,000,000	156,628,868 USD	05/22/23	1,754,163
Bank of America, N.A.	JPY	Buy	19,418,000,000	145,724,985 USD	05/22/23	1,617,595
UBS AG	JPY	Buy	39,742,000,000	298,769,349 USD	04/04/23	571,592
JPMorgan Chase Bank, N.A.	JPY	Sell	5,746,656,998	43,734,069 USD	04/10/23	406,993
UBS AG	CAD	Buy	23,500,000	17,113,935 USD	04/17/23	282,452
JPMorgan Chase Bank, N.A.	USD	Sell	23,079,763	242,219,462 SEK	04/03/23	260,820
Goldman Sachs International	GBP	Buy	15,920,000	19,446,959 USD	04/06/23	194,372
UBS AG	SEK	Buy	56,563,522	5,295,741 USD	04/03/23	154,793
JPMorgan Chase Bank, N.A.	USD	Buy	15,160,000	1,991,093,862 JPY	04/10/23	148,095
Deutsche Bank AG	GBP	Buy	5,690,042	6,879,533 USD	04/06/23	140,567
Bank of America, N.A.	USD	Buy	25,110,000	3,315,556,175 JPY	04/10/23	112,275
JPMorgan Chase Bank, N.A.	GBP	Buy	6,210,000	7,569,961 USD	04/06/23	91,639
Barclays Bank plc	GBP	Buy	5,830,000	7,112,443 USD	04/06/23	80,331
UBS AG	USD	Sell	10,660,000	9,786,037 CHF	04/20/23	58,175
Deutsche Bank AG	NOK	Buy	215,018,500	20,494,406 USD	04/03/23	51,955
Goldman Sachs International	USD	Sell	5,370,000	7,324,092 CAD	04/10/23	51,246
Goldman Sachs International	EUR	Buy	46,130,000	50,039,512 USD	04/17/23	46,010
Goldman Sachs International	EUR	Buy	2,000,000	282,100,000 JPY	04/17/23	42,152
Deutsche Bank AG	CAD	Sell	2,170,000	1,633,488 USD	04/05/23	27,388
JPMorgan Chase Bank, N.A.	AUD	Buy	20,480,000	13,669,758 USD	04/06/23	24,736
Goldman Sachs International	USD	Sell	4,160,000	3,818,888 CHF	04/20/23	22,645
JPMorgan Chase Bank, N.A.	NOK	Sell	34,113,325	3,281,674 USD	04/11/23	20,805
BNP Paribas	USD	Buy	1,240,000	161,767,498 JPY	04/10/23	20,350
JPMorgan Chase Bank, N.A.	CAD	Buy	3,270,000	2,402,109 USD	04/05/23	18,142
BNP Paribas	USD	Sell	1,410,000	1,928,700 CAD	04/10/23	17,612
Bank of America, N.A.	USD	Sell	3,330,000	4,522,470 CAD	04/10/23	17,504
JPMorgan Chase Bank, N.A.	NZD	Buy	3,000,000	1,861,605 USD	04/03/23	15,037
Deutsche Bank AG	CAD	Buy	2,201,549	1,621,289 USD	12/28/23	14,770
UBS AG	USD	Buy	1,380,000	181,243,528 JPY	04/10/23	13,510
UBS AG	USD	Sell	600,000	6,399,840 NOK	04/21/23	12,058
Morgan Stanley Capital Services LLC	USD	Sell	1,070,000	1,461,714 CAD	04/10/23	11,951
UBS AG	EUR	Buy	1,640,000	1,768,965 USD	04/17/23	11,661
Goldman Sachs International	GBP	Buy	1,750,000	2,147,696 USD	04/06/23	11,370
Deutsche Bank AG	USD	Sell	930,000	1,269,776 CAD	04/10/23	9,880

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 59

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
MACRO OPPORTUNITIES FUND

Forward Foreign Currency Exchange Contracts†† (continued)
Counterparty	Currency	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services LLC	GBP	Buy	1,460,000	1,792,106 USD	04/06/23	$9,172
JPMorgan Chase Bank, N.A.	AUD	Sell	9,740,000	6,521,985 USD	04/06/23	9,078
Deutsche Bank AG	CAD	Buy	5,581,740	4,123,773 USD	04/10/23	7,795
Barclays Bank plc	GBP	Buy	1,550,000	1,905,079 USD	04/17/23	7,682
Deutsche Bank AG	JPY	Buy	238,735,600	1,857,032 USD	12/07/23	7,447
Barclays Bank plc	USD	Sell	2,070,000	1,894,470 CHF	04/20/23	4,921
JPMorgan Chase Bank, N.A.	GBP	Buy	1,700,000	2,092,612 USD	04/06/23	4,767
JPMorgan Chase Bank, N.A.	USD	Sell	1,650,000	1,510,039 CHF	04/20/23	3,873
Citibank, N.A.	SEK	Sell	14,286,320	1,381,069 USD	04/11/23	3,842
JPMorgan Chase Bank, N.A.	USD	Sell	350,000	477,881 CAD	04/10/23	3,725
UBS AG	USD	Buy	1,600,000	210,752,000 JPY	05/09/23	3,678
JPMorgan Chase Bank, N.A.	USD	Buy	7,610,000	79,585,369 NOK	04/11/23	2,492
Barclays Bank plc	GBP	Buy	700,000	861,274 USD	04/06/23	2,352
Citibank, N.A.	USD	Buy	910,000	829,673 CHF	04/20/23	1,300
UBS AG	GBP	Buy	1,020,000	1,257,221 USD	04/06/23	1,206
JPMorgan Chase Bank, N.A.	USD	Buy	450,000	4,656,029 SEK	04/11/23	1,150
Deutsche Bank AG	USD	Sell	290,000	265,674 CHF	04/20/23	980
UBS AG	AUD	Buy	500,000	334,192 USD	04/06/23	147
Barclays Bank plc	USD	Buy	9,000,000	1,194,867,000 JPY	04/03/23	136
Goldman Sachs International	USD	Buy	110,000	100,448 CHF	04/20/23	(16)
Deutsche Bank AG	USD	Buy	490,000	447,532 CHF	04/20/23	(161)
Citibank, N.A.	CAD	Sell	145,000	107,147 USD	04/12/23	(184)
JPMorgan Chase Bank, N.A.	CAD	Sell	200,000	147,801 USD	04/14/23	(246)
Deutsche Bank AG	NZD	Sell	540,000	337,483 USD	04/06/23	(314)
Citibank, N.A.	EUR	Sell	441,000	480,481 USD	06/30/23	(396)
JPMorgan Chase Bank, N.A.	CAD	Sell	400,000	295,548 USD	04/20/23	(574)
JPMorgan Chase Bank, N.A.	CAD	Sell	740,000	546,985 USD	04/06/23	(725)
UBS AG	USD	Buy	800,000	106,096,000 JPY	04/17/23	(832)
Deutsche Bank AG	AUD	Sell	1,230,000	821,363 USD	04/06/23	(1,109)
Goldman Sachs International	NZD	Buy	3,960,000	2,478,398 USD	04/06/23	(1,218)
JPMorgan Chase Bank, N.A.	CAD	Sell	1,420,000	1,049,599 USD	04/04/23	(1,381)
UBS AG	USD	Buy	200,000	2,090,320 SEK	04/03/23	(1,426)
Goldman Sachs International	AUD	Buy	500,000	336,000 USD	04/21/23	(1,480)
Deutsche Bank AG	EUR	Buy	360,000	392,870 USD	04/17/23	(2,001)
Barclays Bank plc	EUR	Buy	1,170,000	1,272,421 USD	04/17/23	(2,097)
JPMorgan Chase Bank, N.A.	USD	Sell	1,720,000	17,816,118 SEK	04/11/23	(2,494)
JPMorgan Chase Bank, N.A.	USD	Buy	890,000	118,298,800 JPY	04/17/23	(2,941)
UBS AG	EUR	Sell	500,000	492,900 CHF	04/21/23	(3,088)
UBS AG	USD	Buy	300,000	3,145,140 SEK	04/11/23	(3,197)
UBS AG	EUR	Sell	800,000	9,043,360 NOK	04/17/23	(3,893)
UBS AG	USD	Buy	5,130,000	4,687,480 CHF	04/20/23	(3,972)
Barclays Bank plc	USD	Buy	620,000	6,485,529 SEK	04/03/23	(4,954)
Barclays Bank plc	USD	Buy	2,420,000	2,214,450 CHF	04/20/23	(5,380)

60 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
MACRO OPPORTUNITIES FUND

Forward Foreign Currency Exchange Contracts†† (continued)
Counterparty	Currency	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation (Depreciation)
Barclays Bank plc	GBP	Sell	370,000	450,684 USD	04/06/23	$(5,804)
Goldman Sachs International	USD	Buy	3,120,000	4,225,682 CAD	04/10/23	(7,824)
Deutsche Bank AG	CHF	Buy	4,703,093	5,159,333 USD	04/20/23	(8,261)
Goldman Sachs International	EUR	Sell	19,470,000	21,130,374 USD	04/17/23	(9,127)
Barclays Bank plc	NZD	Sell	1,920,000	1,191,782 USD	04/06/23	(9,275)
Bank of America, N.A.	AUD	Sell	7,000,000	4,671,380 USD	04/06/23	(9,355)
Citibank, N.A.	GBP	Sell	200,000	237,070 USD	04/06/23	(9,681)
UBS AG	CAD	Sell	1,100,000	804,251 USD	04/05/23	(9,900)
Goldman Sachs International	AUD	Sell	7,580,000	5,057,834 USD	04/06/23	(10,734)
Barclays Bank plc	USD	Buy	5,750,000	764,192,250 JPY	04/10/23	(11,648)
Barclays Bank plc	AUD	Sell	3,160,000	2,100,435 USD	04/06/23	(12,583)
Morgan Stanley Capital Services LLC	USD	Buy	870,000	1,195,622 CAD	04/10/23	(14,992)
JPMorgan Chase Bank, N.A.	USD	Sell	6,730,000	70,223,793 NOK	04/11/23	(17,358)
JPMorgan Chase Bank, N.A.	NZD	Sell	5,270,000	3,277,773 USD	04/06/23	(18,878)
UBS AG	GBP	Sell	1,950,000	2,386,558 USD	04/06/23	(19,258)
JPMorgan Chase Bank, N.A.	USD	Buy	5,290,000	4,850,814 CHF	04/20/23	(22,863)
Barclays Bank plc	HUF	Sell	6,771,000,000	19,301,871 USD	04/06/23	(23,009)
JPMorgan Chase Bank, N.A.	EUR	Buy	8,760,465	9,535,415 USD	04/17/23	(23,763)
Deutsche Bank AG	USD	Buy	4,080,000	5,547,753 CAD	04/10/23	(26,412)
UBS AG	EUR	Sell	800,000	8,795,760 NOK	04/03/23	(27,472)
Morgan Stanley Capital Services LLC	CAD	Buy	3,200,000	318,596,800 JPY	04/10/23	(33,449)
Morgan Stanley Capital Services LLC	GBP	Sell	1,150,000	1,382,510 USD	04/06/23	(36,305)
Bank of America, N.A.	USD	Buy	5,750,000	5,284,020 CHF	04/20/23	(37,333)
JPMorgan Chase Bank, N.A.	NZD	Buy	27,881,997	17,478,948 USD	04/06/23	(37,352)
Goldman Sachs International	USD	Sell	3,900,000	512,063,970 JPY	04/10/23	(39,280)
Citibank, N.A.	EUR	Sell	29,000,000	31,447,025 USD	04/17/23	(39,645)
Barclays Bank plc	GBP	Sell	5,420,000	6,640,635 USD	04/06/23	(46,300)
Barclays Bank plc	USD	Buy	6,890,000	9,383,251 CAD	04/10/23	(55,422)
Bank of America, N.A.	USD	Buy	8,610,000	11,707,010 CAD	04/10/23	(55,455)
JPMorgan Chase Bank, N.A.	GBP	Sell	6,390,000	7,821,720 USD	04/06/23	(61,955)
JPMorgan Chase Bank, N.A.	USD	Buy	6,050,000	8,258,759 CAD	04/10/23	(63,082)
UBS AG	AUD	Sell	16,409,940	10,904,717 USD	04/06/23	(68,223)
JPMorgan Chase Bank, N.A.	CAD	Sell	12,753,465	9,357,341 USD	04/10/23	(82,693)
Barclays Bank plc	USD	Sell	10,680,000	1,404,902,800 JPY	04/10/23	(87,697)
JPMorgan Chase Bank, N.A.	JPY	Sell	680,000,000	5,055,537 USD	06/05/23	(114,299)
Deutsche Bank AG	GBP	Sell	7,040,000	8,561,387 USD	04/06/23	(124,227)
JPMorgan Chase Bank, N.A.	USD	Sell	11,980,000	1,567,264,710 JPY	04/10/23	(163,566)
JPMorgan Chase Bank, N.A.	USD	Buy	33,188,879	346,273,452 SEK	04/03/23	(178,484)
JPMorgan Chase Bank, N.A.	USD	Sell	33,149,043	344,733,324 NOK	04/03/23	(207,619)
Bank of America, N.A.	USD	Sell	13,270,000	1,730,220,635 JPY	04/10/23	(224,955)
Goldman Sachs International	GBP	Sell	34,030,000	41,649,251 USD	04/06/23	(335,329)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 61

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
MACRO OPPORTUNITIES FUND

Forward Foreign Currency Exchange Contracts†† (concluded)
Counterparty	Currency	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services LLC	CAD	Sell	42,788,000	31,288,299 USD	04/17/23	$(386,452)
JPMorgan Chase Bank, N.A.	USD	Buy	45,076,083	476,238,898 NOK	04/03/23	(431,521)
JPMorgan Chase Bank, N.A.	NOK	Sell	330,843,448	31,107,963 USD	04/03/23	(506,197)
Bank of America, N.A.	JPY	Buy	58,254,000,000	442,128,386 USD	05/15/23	(524,909)
UBS AG	HUF	Sell	5,331,000,000	14,607,280 USD	04/06/23	(607,746)
UBS AG	JPY	Sell	39,702,000,000	302,524,850 USD	07/05/23	(671,820)
UBS AG	JPY	Buy	8,489,820,783	64,837,984 USD	04/10/23	(828,751)
Barclays Bank plc	GBP	Sell	78,295,000	95,419,682 USD	04/17/23	(1,199,398)
Barclays Bank plc	EUR	Sell	125,420,000	134,914,951 USD	04/17/23	(1,259,471)
UBS AG	JPY	Sell	19,418,000,000	145,564,401 USD	05/15/23	(1,636,758)
BNP Paribas	JPY	Buy	37,847,000,000	288,998,847 USD	05/18/23	(1,975,677)
BNP Paribas	JPY	Buy	37,847,000,000	288,628,912 USD	05/08/23	(1,999,539)
BNP Paribas	JPY	Sell	40,291,000,000	303,552,661 USD	05/22/23	(2,172,949)
UBS AG	JPY	Buy	39,983,000,000	308,084,097 USD	06/27/23	(3,104,408)
Barclays Bank plc	JPY	Buy	39,369,000,000	303,143,937 USD	06/20/23	(3,161,291)
BNP Paribas	JPY	Sell	41,217,000,000	309,800,930 USD	05/30/23	(3,294,201)
Barclays Bank plc	JPY	Sell	41,254,000,000	305,802,645 USD	06/05/23	(7,839,141)
						$11,526,329

62 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
MACRO OPPORTUNITIES FUND

OTC Interest Rate Swaptions Purchased

Counterparty/ Description	Floating Rate Type	Floating Rate Index	Payment Frequency	Fixed Rate	Expiration Date	Exercise Rate	Swaption Notional Amount	Swaption Value
Call
Citibank, N.A. 5-Year Interest Rate Swap	Pay	6-Month EURIBOR	Semi-annual	3.10%	10/29/27	3.10%	$116,793,375	$5,492,710
Deutsche Bank AG 5-Year Interest Rate Swap	Pay	SOFR	Annual	2.69%	04/19/27	2.69%	92,814,000	3,013,398
Deutsche Bank AG 5-Year Interest Rate Swap	Pay	SOFR	Annual	2.39%	04/08/32	2.39%	72,235,000	2,086,459
Citibank, N.A. 20-Year Interest Rate Swap	Pay	SOFR	Annual	2.38%	04/12/29	2.38%	24,141,000	1,777,143
Barclays Bank plc 20-Year Interest Rate Swap	Pay	SONIA	Annual	1.58%	04/12/27	1.58%	23,183,437	863,710
								$13,233,420
Put
Barclays Bank plc 20-Year Interest Rate Swap	Receive	SONIA	Annual	1.58%	04/12/27	1.58%	23,183,438	6,025,788
Deutsche Bank AG 5-Year Interest Rate Swap	Receive	SOFR	Annual	2.39%	04/08/32	2.39%	72,235,000	4,689,553
Deutsche Bank AG 5-Year Interest Rate Swap	Receive	SOFR	Annual	2.69%	04/19/27	2.69%	92,814,000	4,090,097
Citibank, N.A. 5-Year Interest Rate Swap	Receive	6-Month EURIBOR	Semi-annual	3.10%	10/29/27	3.10%	116,793,375	3,814,611
Citibank, N.A. 20-Year Interest Rate Swap	Receive	SOFR	Annual	2.38%	04/12/29	2.38%	24,141,000	3,707,774
								$22,327,823

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 63

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
MACRO OPPORTUNITIES FUND

OTC Interest Rate Swaptions Written

Counterparty/ Description	Floating Rate Type	Floating Rate Index	Payment Frequency	Fixed Rate	Expiration Date	Exercise Rate	Swaption Notional Amount	Swaption Value
Call
Deutsche Bank AG 5-Year Interest Rate Swap	Receive	6-Month EURIBOR	Semi-annual	2.82%	03/22/27	2.82%	$11,733,660	$(432,765)
J.P. Morgan Securities plc 5-Year Interest Rate Swap	Receive	SOFR	Annual	2.70%	04/17/25	2.70%	22,032,000	(587,573)
								$(1,020,338)
Put
Deutsche Bank AG 5-Year Interest Rate Swap	Pay	6-Month EURIBOR	Semi-annual	2.82%	03/22/27	2.82%	11,733,660	(424,719)
J.P. Morgan Securities plc 5-Year Interest Rate Swap	Pay	SOFR	Annual	2.70%	04/17/25	2.70%	22,032,000	(761,522)
								$(1,186,241)

64 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
MACRO OPPORTUNITIES FUND

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Consolidated Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 4.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
◊

Variable rate security. Rate indicated is the rate effective at March 31, 2023. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

[1]	Special Purpose Acquisition Company (SPAC).
[2]	Affiliated issuer.
[3]

Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $2,447,179,660 (cost $2,756,590,872), or 42.5% of total net assets.

[4]	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
[5]	Rate indicated is the 7-day yield as of March 31, 2023.
[6]	Perpetual maturity.
[7]

Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at March 31, 2023. See table below for additional step information for each security.

[8]	Security is in default of interest and/or principal obligations.
[9]

Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $48,389,432 (cost $55,731,759), or 0.8% of total net assets — See Note 10.

[10]	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
[11]	Security is an interest-only strip.
[12]	Payment-in-kind security.
[13]	Rate indicated is the effective yield at the time of purchase.
[14]

All or a portion of this security has been physically segregated or earmarked in connection with reverse repurchase agreements. At March 31, 2023, the total market value of segregated or earmarked securities was $21,204,258 — See Note 6.

[15]	Zero coupon rate security.
[16]	All or a portion of this security is pledged as interest rate swap collateral at March 31, 2023.
[17]	Swaptions — See additional disclosure in the swaptions table above for more information on swaptions.
AUD — Australian Dollar
CAD — Canadian Dollar
CDX.NA.HY.40.V1 — Credit Default Swap North American High Yield Series 40 Index Version 1
CHF — Swiss Franc
CME — Chicago Mercantile Exchange
CMS — Constant Maturity Swap
CMT — Constant Maturity Treasury
CZK — Czech Koruna
EUR — Euro
EURIBOR — European Interbank Offered Rate
GBP — British Pound

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 65

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
MACRO OPPORTUNITIES FUND

HUF — Hungarian Forint
ICE — Intercontinental Exchange
ITRAXX.EUR.38.V1 — iTraxx Europe Series 38 Index Version 1
JPM — J.P. Morgan Securities LLC
JPY — Japanese Yen
LCH — London Clearing House
LIBOR — London Interbank Offered Rate
NOK — Norwegian Krone
plc — Public Limited Company
PPV — Public-Private Venture
REMIC — Real Estate Mortgage Investment Conduit
SARL — Société à Responsabilité Limitée
SEK — Swedish Krona
SGD — Singapore Dollar
SOFR — Secured Overnight Financing Rate
SONIA — Sterling Overnight Index Average
WAC — Weighted Average Coupon

See Sector Classification in Other Information section.

66 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
MACRO OPPORTUNITIES FUND

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2023 (See Note 4 in the Notes to Consolidated Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$54,634,848	$7,880,606	$436,694		$62,952,148
Preferred Stocks	—	321,389,957	—	*	321,389,957
Warrants	227,983	—	76		228,059
Exchange-Traded Funds	46,279,586	—	—		46,279,586
Mutual Funds	278,363,738	—	—		278,363,738
Money Market Funds	238,389,818	—	—		238,389,818
Corporate Bonds	—	1,698,057,686	71,388,385		1,769,446,071
Asset-Backed Securities	—	1,008,284,091	182,224,237		1,190,508,328
Senior Floating Rate Interests	—	529,650,921	246,804,949		776,455,870
Collateralized Mortgage Obligations	—	444,539,477	66,759,264		511,298,741
Federal Agency Discount Notes	—	372,539,466	—		372,539,466
U.S. Government Securities	—	41,610,633	—		41,610,633
Foreign Government Debt	—	36,536,393	—		36,536,393
Convertible Bonds	—	14,512,350	—		14,512,350
U.S. Treasury Bills	—	4,989,027	—		4,989,027
Federal Agency Bonds	—	3,582,644	—		3,582,644
Senior Fixed Rate Interests	—	784,316	—		784,316
Options Purchased	—	4,008,479	—		4,008,479
Interest Rate Swaptions Purchased	—	35,561,243	—		35,561,243
Commodity Futures Contracts**	5,389,809	—	—		5,389,809
Interest Rate Futures Contracts**	1,002	—	—		1,002
Interest Rate Swap Agreements**	—	968,014	—		968,014
Forward Foreign Currency Exchange Contracts**	—	45,561,504	—		45,561,504
Total Assets	$623,286,784	$4,570,456,807	$567,613,605		$5,761,357,196

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 67

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
MACRO OPPORTUNITIES FUND

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Options Written	$785,705	$3,553,789	$—	$4,339,494
Interest Rate Swaptions Written	—	2,206,579	—	2,206,579
Commodity Futures Contracts**	743,727	—	—	743,727
Interest Rate Futures Contracts**	5,915	—	—	5,915
Credit Default Swap Agreements**	—	2,180,162	—	2,180,162
Interest Rate Swap Agreements**	—	11,875,307	—	11,875,307
Forward Foreign Currency Exchange Contracts**	—	34,035,175	—	34,035,175
Unfunded Loan Commitments (Note 9)	—	—	1,143,482	1,143,482
Total Liabilities	$1,535,347	$53,851,012	$1,143,482	$56,529,841

*	Security has a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of the period end, reverse repurchase agreements of $16,487,855 are categorized as Level 2 within the disclosure hierarchy — See Note 6.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at March 31, 2023	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average*
Assets:
Asset-Backed Securities	$118,912,825	Yield Analysis	Yield	6.1%-8.7%	7.0%
Asset-Backed Securities	57,230,640	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Asset-Backed Securities	6,044,690	Third Party Pricing	Vendor Price	—	—
Asset-Backed Securities	36,082	Third Party Pricing	Broker Quote	—	—
Collateralized Mortgage Obligations	32,978,795	Model Price	Market Comparable Yields	7.6%	—
Collateralized Mortgage Obligations	28,290,829	Third Party Pricing	Vendor Price	—	—
Collateralized Mortgage Obligations	5,489,640	Option adjusted spread off prior month end broker quote	Broker Quote	—	—

68 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
MACRO OPPORTUNITIES FUND

Category	Ending Balance at March 31, 2023	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average*
Common Stocks	$434,945	Enterprise Value	Valuation Multiple	2.7x-16.1x	11.7x
Common Stocks	1,749	Model Price	Liquidation Value	—	—
Corporate Bonds	27,879,241	Third Party Pricing	Vendor Price	—	—
Corporate Bonds	22,220,000	Yield Analysis	Yield	6.7%	—
Corporate Bonds	19,639,707	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Corporate Bonds	1,559,880	Model Price	Purchase Price	—	—
Corporate Bonds	89,557	Third Party Pricing	Broker Quote	—	—
Senior Floating Rate Interests	137,578,130	Yield Analysis	Yield	10.2%-28.3%	11.3%
Senior Floating Rate Interests	67,842,029	Third Party Pricing	Broker Quote	—	—
Senior Floating Rate Interests	34,196,117	Model Price	Purchase Price	—	—
Senior Floating Rate Interests	3,824,729	Model Price	Market Comparable Yields	13.5%	—
Senior Floating Rate Interests	3,363,944	Third Party Pricing	Vendor Price	—	—
Warrants	76	Model Price	Liquidation Value	—	—
Total Assets	$567,613,605
Liabilities:
Unfunded Loan Commitments	$1,143,482	Model Price	Purchase Price	—	—

*	Inputs are weighted by the fair value of the instruments.

Significant changes in a quote, yield, market comparable yields, liquidation value or valuation multiple would generally result in significant changes in the fair value of the security. Any remaining Level 3 securities held by the Fund and excluded from the table above, were not considered material to the Fund.

The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended March 31, 2023, the Fund had securities with a total value of $40,783,567 transfer into Level 3 from Level 2 due to a lack of observable inputs and had securities with a total value of $130,220,282 transfer out of Level 3 into Level 2 due to the availability of current and reliable market-based data provided by a third-party pricing service which utilizes significant observable inputs.

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 69

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
MACRO OPPORTUNITIES FUND

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended March 31, 2023:

	Assets
	Asset- Backed Securities	Collateralized Mortgage Obligations	Corporate Bonds	Senior Floating Rate Interests	Warrants
Beginning Balance	$207,143,109	$46,238,951	$127,361,189	$475,030,632	$76
Purchases/(Receipts)	31,721,502	29,000,000	—	31,166,456	—
(Sales, maturities and paydowns)/Fundings	(58,152,518)	(9,564,070)	(61,000,014)	(174,309,183)	—
Amortization of premiums/discounts	111,182	(6,471)	23,488	1,561,227	—
Total realized gains (losses) included in earnings	(3,598,868)	(1,133,151)	(4,199,988)	(6,851,990)	—
Total change in unrealized appreciation (depreciation) included in earnings	5,000,653	2,224,005	6,076,439	12,770,970	—
Transfers into Level 3	—	—	27,968,798	12,814,769	—
Transfers out of Level 3	(823)	—	(24,841,527)	(105,377,932)	—
Ending Balance	$182,224,237	$66,759,264	$71,388,385	$246,804,949	$76
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at March 31, 2023	$(554,206)	$1,098,229	$752,494	$3,394,699	$—

	Assets			Liabilities
	Common Stocks	Senior Fixed Rate Interests	Total Assets	Unfunded Loan Commitments
Beginning Balance	$801,687	$2,750,527	$859,326,171	$(2,356,646)
Purchases/(Receipts)	1,664	—	91,889,622	(946,814)
(Sales, maturities and paydowns)/Fundings	(34,345)	(2,801,412)	(305,861,542)	1,572,051
Amortization of premiums/discounts	—	4,225	1,693,651	137,625
Total realized gains (losses) included in earnings	29,321	(132,088)	(15,886,764)	514,684
Total change in unrealized appreciation (depreciation) included in earnings	(361,633)	178,748	25,889,182	(64,382)
Transfers into Level 3	—	—	40,783,567	—
Transfers out of Level 3	—	—	(130,220,282)	—
Ending Balance	$436,694	$—	$567,613,605	$(1,143,482)
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at March 31, 2023	$(334,533)	$—	$4,356,683	$202,056

70 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
MACRO OPPORTUNITIES FUND

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, except GAIA Aviation Ltd. which is scheduled to decrease.

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate	Future Reset Date
BRAVO Residential Funding Trust 2022-R1, 3.13% due 01/29/70	6.13%	01/30/25	—	—
Citigroup Mortgage Loan Trust 2022-A, 6.17% due 09/25/62	9.17%	09/25/25	10.17%	09/25/26
GAIA Aviation Ltd. 2019-1, 3.97% due 12/15/44	2.00%	11/15/26	—	—
GCAT Trust 2022-NQM5, 5.71% due 08/25/67	6.71%	10/01/26	—	—
NYMT Loan Trust 2022-SP1, 5.25% due 07/25/62	8.25%	07/01/25	9.25%	07/01/26
OBX Trust 2023-NQM2, 6.80% due 01/25/62	7.80%	02/01/27	—	—
OBX Trust 2022-NQM8, 6.10% due 09/25/62	7.10%	10/01/26	—	—
OBX Trust 2022-NQM9, 6.45% due 09/25/62	7.45%	11/01/26	—	—
OSAT Trust 2021-RPL1, 2.12% due 05/25/65	5.12%	06/25/24	6.12%	06/25/25
Platinum for Belize Blue Investment Company LLC, 2.10% due 10/20/40	3.60%	10/21/23	4.47%	10/21/25
Verus Securitization Trust 2022-8, 6.13% due 09/25/67	7.13%	10/01/26	—	—

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles’ annual report on Form N-CSR dated September 30, 2022, is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000182126822000340/gug84768.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 71

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	March 31, 2023
MACRO OPPORTUNITIES FUND

Transactions during the period ended March 31, 2023, in which the company is an affiliated issuer, were as follows:

Security Name	Value 09/30/22	Additions	Reductions	Transfers	Realized Gain (Loss)
Common Stocks
Aequi Acquisition Corp.*	$—	$—	$—	$8,470,586	$—
BP Holdco LLC*	22,763	—	—	—	—
Targus Group International Equity, Inc.*	32,125	—	(34,345)	—	29,321
Mutual Funds
Guggenheim Alpha Opportunity Fund — Institutional Class	24,848,949	168,795	—	—	—
Guggenheim Limited Duration Fund — R6-Class	—	120,540,740	—	—	—
Guggenheim Risk Managed Real Estate Fund — Institutional Class	67,397,011	3,128,345	(40,000,000)	—	2,012,260
Guggenheim Strategy Fund II	18,015,885	444,069	—	—	—
Guggenheim Strategy Fund III	17,512,927	14,685,638	—	—	—
Guggenheim Ultra Short Duration Fund — Institutional Class	45,783,897	1,029,349	—	—	—
	$173,613,557	$139,996,936	$(40,034,345)	$8,470,586	$2,041,581

Security Name	Change in Unrealized Appreciation (Depreciation)	Value 03/31/23	Shares 03/31/23	Investment Income	Capital Gain Distributions
Common Stocks
Aequi Acquisition Corp.*	$1,431,060	$9,901,646	999,157	$—	$—
BP Holdco LLC*	25,455	48,218	37,539	—	—
Targus Group International Equity, Inc.*	(27,101)	—	—	—	—
Mutual Funds
Guggenheim Alpha Opportunity Fund — Institutional Class	2,532,999	27,550,743	1,017,008	168,795	—
Guggenheim Limited Duration Fund — R6-Class	508,502	121,049,242	5,098,957	514,276	—
Guggenheim Risk Managed Real Estate Fund — Institutional Class	(1,182,852)	31,354,764	1,043,420	641,292	2,486,971
Guggenheim Strategy Fund II	182,341	18,642,295	770,025	442,720	—
Guggenheim Strategy Fund III	178,347	32,376,912	1,335,130	572,218	—
Guggenheim Ultra Short Duration Fund — Institutional Class	576,536	47,389,782	4,880,513	1,024,835	—
	$4,225,287	$288,313,602		$3,364,136	$2,486,971

*	Non-income producing security.

72 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
MACRO OPPORTUNITIES FUND

March 31, 2023

Assets:
Investments in unaffiliated issuers, at value (cost $6,103,043,529)	$5,421,123,265
Investments in affiliated issuers, at value (cost $294,807,092)	288,313,602
Foreign currency, at value (cost $9,987,480)	10,067,193
Cash	7,716,731
Segregated cash with broker	30,845,741
Unamortized upfront premiums paid on credit default swap agreements	262,938
Unamortized upfront premiums paid on interest rate swap agreements	75,639
Unrealized appreciation on forward foreign currency exchange contracts	45,561,504
Prepaid expenses	204,943
Receivables:
Interest	47,404,885
Securities sold	46,353,364
Fund shares sold	8,825,660
Dividends	1,412,460
Variation margin on futures contracts	54,177
Total assets	5,908,222,102

Liabilities:
Unfunded loan commitments, at value (Note 9) (commitment fees received $1,660,905)	1,143,482
Reverse repurchase agreements	16,487,855
Options written, at value (premiums received $8,089,776)	6,546,073
Segregated cash due to broker	4,406,000
Unamortized upfront premiums received on credit default swap agreements	1,522,434
Unamortized upfront premiums received on interest rate swap agreements	2,767,099
Unrealized depreciation on forward foreign currency exchange contracts	34,035,175
Payable for:
Securities purchased	61,946,804
Fund shares redeemed	12,842,569
Management fees	3,735,988
Distributions to shareholders	2,010,012
Variation margin on interest rate swap agreements	1,360,780
Variation margin on credit default swap agreements	733,130
Transfer agent/maintenance fees	604,386
Protection fees on credit default swap agreements	187,490
Distribution and service fees	185,212
Fund accounting/administration fees	53,861
Due to Investment Adviser	28,230
Trustees’ fees*	1,757
Miscellaneous	554,263
Total liabilities	151,152,600
Net assets	$5,757,069,502

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 73

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (Unaudited)(concluded)
MACRO OPPORTUNITIES FUND

March 31, 2023

Net assets consist of:
Paid in capital	$6,736,793,791
Total distributable earnings (loss)	(979,724,289)
Net assets	$5,757,069,502

A-Class:
Net assets	$302,713,810
Capital shares outstanding	12,623,127
Net asset value per share	$23.98
Maximum offering price per share (Net asset value divided by 96.00%)	$24.98

C-Class:
Net assets	$121,809,748
Capital shares outstanding	5,083,032
Net asset value per share	$23.96

P-Class:
Net assets	$77,939,076
Capital shares outstanding	3,248,776
Net asset value per share	$23.99

Institutional Class:
Net assets	$5,121,728,910
Capital shares outstanding	213,272,905
Net asset value per share	$24.01

R6-Class:
Net assets	$132,877,958
Capital shares outstanding	5,534,738
Net asset value per share	$24.01

74 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

CONSOLIDATED STATEMENT OF OPERATIONS (Unaudited)
MACRO OPPORTUNITIES FUND

Six Months Ended March 31, 2023

Investment Income:
Dividends from securities of unaffiliated issuers	$6,198,107
Dividends from securities of affiliated issuers	3,364,136
Interest from securities of unaffiliated issuers (net of foreign withholding tax of $32)	195,328,502
Total investment income	204,890,745

Expenses:
Management fees	25,851,201
Distribution and service fees:
A-Class	390,507
C-Class	665,709
P-Class	135,340
Transfer agent/maintenance fees:
A-Class	187,787
C-Class	78,267
P-Class	148,067
Institutional Class	2,660,929
R6-Class	3,715
Interest expense	6,782,393
Fund accounting/administration fees	1,214,360
Professional fees	343,536
Line of credit fees	217,960
Custodian fees	213,019
Trustees’ fees*	52,308
Miscellaneous	438,327
Recoupment of previously waived fees:
A-Class	63,223
C-Class	27,897
P-Class	351
Institutional Class	12,241
R6-Class	167
Total expenses	39,487,304
Less:
Expenses reimbursed by Adviser:
A-Class	(3,455)
C-Class	(1,080)
P-Class	(61,938)
Institutional Class	(2,653,998)
R6-Class	(3,641)
Expenses waived by Adviser	(1,690,923)
Earnings credits applied	(120,836)
Total waived/reimbursed expenses	(4,535,871)
Net expenses	34,951,433
Net investment income	169,939,312

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 75

CONSOLIDATED STATEMENT OF OPERATIONS (Unaudited)(concluded)
MACRO OPPORTUNITIES FUND

Six Months Ended March 31, 2023

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	$(194,486,137)
Investments in affiliated issuers	2,041,581
Distributions received from affiliated investment companies	2,486,971
Swap agreements	13,744,468
Futures contracts	18,615,596
Options purchased	(26,984,752)
Options written	42,925,797
Forward foreign currency exchange contracts	(36,112,777)
Foreign currency transactions	(12,585,743)
Net realized loss	(190,354,996)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	371,347,879
Investments in affiliated issuers	4,225,287
Swap agreements	(12,107,435)
Futures contracts	7,242,133
Options purchased	(26,371,583)
Options written	4,573,389
Forward foreign currency exchange contracts	1,853,307
Foreign currency translations	(2,554,826)
Net change in unrealized appreciation (depreciation)	348,208,151
Net realized and unrealized gain	157,853,155
Net increase in net assets resulting from operations	$327,792,467

76 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS
MACRO OPPORTUNITIES FUND

	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022
Increase (Decrease) in Net Assets from Operations:
Net investment income	$169,939,312	$288,548,755
Net realized gain (loss) on investments	(190,354,996)	28,394,110
Net change in unrealized appreciation (depreciation) on investments	348,208,151	(1,144,746,402)
Net increase (decrease) in net assets resulting from operations	327,792,467	(827,803,537)

Distributions to shareholders:
A-Class	(8,843,689)	(14,450,678)
C-Class	(3,273,367)	(5,329,080)
P-Class	(3,098,477)	(6,862,970)
Institutional Class	(156,003,709)	(271,453,423)
R6-Class	(3,818,501)	(6,954,612)
Total distributions to shareholders	(175,037,743)	(305,050,763)

Capital share transactions:
Proceeds from sale of shares
A-Class	51,128,673	126,958,094
C-Class	6,538,068	17,647,591
P-Class	11,522,264	141,236,656
Institutional Class	1,212,673,774	2,865,859,194
R6-Class	18,227,932	39,129,088
Distributions reinvested
A-Class	7,486,599	12,395,501
C-Class	2,910,589	4,714,100
P-Class	3,076,128	6,862,970
Institutional Class	134,717,006	236,975,014
R6-Class	3,818,501	6,954,612
Cost of shares redeemed
A-Class	(91,475,258)	(190,135,392)
C-Class	(36,673,668)	(58,112,906)
P-Class	(101,177,320)	(120,265,759)
Institutional Class	(1,757,341,062)	(3,617,935,972)
R6-Class	(17,229,937)	(92,877,977)
Net decrease from capital share transactions	(551,797,711)	(620,595,186)
Net decrease in net assets	(399,042,987)	(1,753,449,486)

Net assets:
Beginning of period	6,156,112,489	7,909,561,975
End of period	$5,757,069,502	$6,156,112,489

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 77

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (concluded)
MACRO OPPORTUNITIES FUND

	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022
Capital share activity:
Shares sold
A-Class	2,152,290	4,889,782
C-Class	276,249	674,828
P-Class	486,101	5,424,419
Institutional Class	50,968,653	110,104,278
R6-Class	762,028	1,482,039
Shares issued from reinvestment of distributions
A-Class	315,094	488,657
C-Class	122,638	186,340
P-Class	129,780	273,119
Institutional Class	5,661,613	9,317,790
R6-Class	160,759	273,699
Shares redeemed
A-Class	(3,856,579)	(7,374,841)
C-Class	(1,546,303)	(2,275,909)
P-Class	(4,264,715)	(4,789,373)
Institutional Class	(74,023,864)	(142,390,344)
R6-Class	(727,263)	(3,655,968)
Net decrease in shares	(23,383,519)	(27,371,484)

78 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

CONSOLIDATED FINANCIAL HIGHLIGHTS
MACRO OPPORTUNITIES FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Six Months Ended March 31, 2023[a]	Year Ended Sept. 30, 2022	Year Ended Sept. 30, 2021	Year Ended Sept. 30, 2020	Year Ended Sept. 30, 2019	Year Ended Sept. 30, 2018
Per Share Data
Net asset value, beginning of period	$23.36	$27.19	$26.31	$25.82	$26.53	$26.67
Income (loss) from investment operations:
Net investment income (loss)[b]	.65	.89	.91	.74	.72	.72
Net gain (loss) on investments (realized and unrealized)	.64	(3.77)	1.04	.61	(.62)	(.08)
Total from investment operations	1.29	(2.88)	1.95	1.35	.10	.64
Less distributions from:
Net investment income	(.67)	(.95)	(1.07)	(.86)	(.79)	(.78)
Net realized gains	— [c]	—	—	—	(.02)	—
Total distributions	(.67)	(.95)	(1.07)	(.86)	(.81)	(.78)
Net asset value, end of period	$23.98	$23.36	$27.19	$26.31	$25.82	$26.53

Total Return[d]	5.58%	(10.77%)	7.49%	5.39%	0.41%	2.42%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$302,714	$327,393	$435,293	$312,986	$461,781	$714,630
Ratios to average net assets:
Net investment income (loss)	5.49%	3.46%	3.35%	2.90%	2.76%	2.72%
Total expenses[e]	1.62%	1.42%	1.43%	1.51%	1.47%	1.43%
Net expenses[f,g,h]	1.56%	1.37%	1.37%	1.39%	1.39%	1.33%
Portfolio turnover rate	11%	25%	84%	130%	46%	66%

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 79

CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)
MACRO OPPORTUNITIES FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

C-Class	Six Months Ended March 31, 2023[a]	Year Ended Sept. 30, 2022	Year Ended Sept. 30, 2021	Year Ended Sept. 30, 2020	Year Ended Sept. 30, 2019	Year Ended Sept. 30, 2018
Per Share Data
Net asset value, beginning of period	$23.35	$27.17	$26.29	$25.80	$26.52	$26.65
Income (loss) from investment operations:
Net investment income (loss)[b]	.56	.70	.72	.55	.52	.53
Net gain (loss) on investments (realized and unrealized)	.63	(3.76)	1.03	.61	(.62)	(.08)
Total from investment operations	1.19	(3.06)	1.75	1.16	(.10)	.45
Less distributions from:
Net investment income	(.58)	(.76)	(.87)	(.67)	(.60)	(.58)
Net realized gains	— [c]	—	—	—	(.02)	—
Total distributions	(.58)	(.76)	(.87)	(.67)	(.62)	(.58)
Net asset value, end of period	$23.96	$23.35	$27.17	$26.29	$25.80	$26.52

Total Return[d]	5.15%	(11.41%)	6.70%	4.60%	(0.37%)	1.69%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$121,810	$145,469	$207,739	$219,866	$321,576	$433,121
Ratios to average net assets:
Net investment income (loss)	4.75%	2.70%	2.64%	2.15%	2.00%	1.98%
Total expenses[e]	2.37%	2.17%	2.18%	2.25%	2.20%	2.18%
Net expenses[f,g,h]	2.31%	2.12%	2.12%	2.15%	2.13%	2.09%
Portfolio turnover rate	11%	25%	84%	130%	46%	66%

80 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)
MACRO OPPORTUNITIES FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

P-Class	Six Months Ended March 31, 2023[a]	Year Ended Sept. 30, 2022	Year Ended Sept. 30, 2021	Year Ended Sept. 30, 2020	Year Ended Sept. 30, 2019	Year Ended Sept. 30, 2018
Per Share Data
Net asset value, beginning of period	$23.38	$27.20	$26.32	$25.82	$26.54	$26.68
Income (loss) from investment operations:
Net investment income (loss)[b]	.65	.90	.91	.74	.71	.73
Net gain (loss) on investments (realized and unrealized)	.63	(3.77)	1.04	.62	(.62)	(.09)
Total from investment operations	1.28	(2.87)	1.95	1.36	.09	.64
Less distributions from:
Net investment income	(.67)	(.95)	(1.07)	(.86)	(.79)	(.78)
Net realized gains	— [c]	—	—	—	(.02)	—
Total distributions	(.67)	(.95)	(1.07)	(.86)	(.81)	(.78)
Net asset value, end of period	$23.99	$23.38	$27.20	$26.32	$25.82	$26.54

Total Return	5.59%	(10.77%)	7.48%	5.42%	0.37%	2.42%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$77,939	$161,232	$162,928	$99,575	$126,334	$160,578
Ratios to average net assets:
Net investment income (loss)	5.52%	3.51%	3.33%	2.91%	2.73%	2.73%
Total expenses[e]	1.77%	1.45%	1.45%	1.50%	1.46%	1.46%
Net expenses[f,g,h]	1.60%	1.37%	1.37%	1.40%	1.39%	1.33%
Portfolio turnover rate	11%	25%	84%	130%	46%	66%

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 81

CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)
MACRO OPPORTUNITIES FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Institutional Class	Six Months Ended March 31, 2023[a]	Year Ended Sept. 30, 2022	Year Ended Sept. 30, 2021	Year Ended Sept. 30, 2020	Year Ended Sept. 30, 2019	Year Ended Sept. 30, 2018
Per Share Data
Net asset value, beginning of period	$23.40	$27.23	$26.34	$25.85	$26.57	$26.71
Income (loss) from investment operations:
Net investment income (loss)[b]	.70	.99	1.02	.85	.81	.84
Net gain (loss) on investments (realized and unrealized)	.63	(3.76)	1.05	.60	(.61)	(.09)
Total from investment operations	1.33	(2.77)	2.07	1.45	.20	.75
Less distributions from:
Net investment income	(.72)	(1.06)	(1.18)	(.96)	(.90)	(.89)
Net realized gains	— [c]	—	—	—	(.02)	—
Total distributions	(.72)	(1.06)	(1.18)	(.96)	(.92)	(.89)
Net asset value, end of period	$24.01	$23.40	$27.23	$26.34	$25.85	$26.57

Total Return	5.75%	(10.39%)	7.91%	5.84%	0.77%	2.83%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,121,729	$5,397,131	$6,906,534	$4,097,303	$5,396,868	$6,065,678
Ratios to average net assets:
Net investment income (loss)	5.88%	3.85%	3.74%	3.32%	3.12%	3.15%
Total expenses[e]	1.31%	1.09%	1.08%	1.17%	1.13%	1.08%
Net expenses[f,g,h]	1.15%	0.96%	0.96%	0.99%	0.98%	0.93%
Portfolio turnover rate	11%	25%	84%	130%	46%	66%

82 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)
MACRO OPPORTUNITIES FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

R6-Class	Six Months Ended March 31, 2023[a]	Year Ended Sept. 30, 2022	Year Ended Sept. 30, 2021	Year Ended Sept. 30, 2020	Period Ended Sept. 30, 2019[i]
Per Share Data
Net asset value, beginning of period	$23.39	$27.22	$26.34	$25.84	$25.98
Income (loss) from investment operations:
Net investment income (loss)[b]	.70	.98	1.02	.87	.36
Net gain (loss) on investments (realized and unrealized)	.64	(3.75)	1.04	.58	(.03)
Total from investment operations	1.34	(2.77)	2.06	1.45	.33
Less distributions from:
Net investment income	(.72)	(1.06)	(1.18)	(.95)	(.47)
Net realized gains	— [c]	—	—	—	—
Total distributions	(.72)	(1.06)	(1.18)	(.95)	(.47)
Net asset value, end of period	$24.01	$23.39	$27.22	$26.34	$25.84

Total Return	5.79%	(10.39%)	7.91%	5.81%	1.30%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$132,878	$124,888	$197,067	$136,669	$676
Ratios to average net assets:
Net investment income (loss)	5.88%	3.79%	3.74%	3.41%	2.79%
Total expenses[e]	1.20%	1.00%	1.01%	1.09%	1.11%
Net expenses[f,g,h]	1.14%	0.96%	0.96%	0.99%	1.03%
Portfolio turnover rate	11%	25%	84%	130%	46%

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 83

CONSOLIDATED FINANCIAL HIGHLIGHTS (concluded)
MACRO OPPORTUNITIES FUND

[a]	Unaudited figures for the period ended March 31, 2023. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Less than $0.01 per share.
[d]	Total return does not reflect the impact of any applicable sales charges.
[e]	Does not include expenses of the underlying funds in which the Fund invests.
[f]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[g]	The portion of the ratios of net expenses to average net assets attributable to recoupments of prior fee reductions or expense reimbursements for the periods presented was as follows:

	03/31/23[a]	09/30/22	09/30/21	09/30/20	09/30/19	09/30/18
A-Class	0.04%	0.06%	0.10%	0.03%	0.02%	0.04%
C-Class	0.04%	0.06%	0.08%	0.05%	0.05%	0.11%
P-Class	0.00%*	0.05%	0.09%	0.03%	0.04%	0.04%
Institutional Class	0.00%*	—	—	0.00%*	0.00%*	—
R6-Class	0.00%*	0.00%*	0.00%*	0.00%*	0.00%*,i	N/A

*	Less than 0.01%

[h]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the periods presented would be:

	03/31/23[a]	09/30/22	09/30/21	09/30/20	09/30/19	09/30/18
A-Class	1.32%	1.33%	1.33%	1.33%	1.33%	1.31%
C-Class	2.07%	2.08%	2.08%	2.08%	2.07%	2.06%
P-Class	1.32%	1.33%	1.33%	1.33%	1.33%	1.31%
Institutional Class	0.91%	0.92%	0.92%	0.92%	0.92%	0.90%
R6-Class	0.91%	0.92%	0.92%	0.92%	0.92%[i]	N/A

[i]	Since commencement of operations: March 13, 2019. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

84 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)

Note 1 – Organization, Consolidation of Subsidiary and Significant Accounting Policies

Organization

Guggenheim Funds Trust (the “Trust”), a Delaware statutory trust, is registered with the U.S. Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940 (“1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate fund. The Trust may issue an unlimited number of authorized shares. The Trust accounts for the assets of each fund separately.

The Trust offers a combination of five separate classes of shares: A-Class shares, C-Class shares, P-Class shares, R6-Class shares and Institutional Class shares. Sales of shares of each Class are made without a front-end sales charge at the net asset value per share (“NAV”), with the exception of A-Class shares. A-Class shares are sold at the NAV, plus the applicable front-end sales charge. The sales charge varies depending on the amount purchased. A-Class share purchases of $1 million or more are exempt from the front-end sales charge but have a 1% contingent deferred sales charge (“CDSC”), if shares are redeemed within 12 months of purchase. C-Class shares have a 1% CDSC if shares are redeemed within 12 months of purchase. C-Class shares automatically convert to A-Class shares on or about the 10th day of the month following the 8-year anniversary of the purchase of the C-Class shares. This conversion will be executed without any sales charge, fee or other charge. After the conversion is completed, the shares will be subject to all features and expenses of A-Class shares. Institutional Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, endowments, foundations and corporations. Institutional Class shares require a minimum initial investment of $2 million and a minimum account balance of $1 million. R6-Class shares are offered primarily through qualified retirement and benefit plans. R6-Class shares are also offered through certain other plans and platforms sponsored by financial intermediaries. Certain institutional investors and others deemed appropriate by Guggenheim Investments (“GI”) may also be eligible to purchase R6-Class shares subject to a $2 million minimum initial investment. At March 31, 2023, the Trust consisted of nineteen funds (the “Funds”).

This report covers the Macro Opportunities Fund (the “Fund”), a diversified investment company. At March 31, 2023, A-Class, C-Class, P-Class, Institutional Class and R6-Class shares have been issued by the Fund.

Guggenheim Partners Investment Mangagement, LLC (“GPIM” or “the Adviser”), which operates under the name Guggenheim Investments (“GI”), provides advisory services. Guggenheim Funds Distributors, LLC (“GFD”) acts as principal underwriter for the Trust. GI and GFD are affiliated entities.

Pursuant to an investment Sub-Advisory Agreement between GPIM and Guggenheim Partners Advisors, LLC (“GPA”), that was in effect during a portion of the Reporting Period, GPA was engaged to provide investment subadvisory services to the Fund. GPA operated as an investment sub-advisor to the Fund from April 29, 2022 to December 22, 2022.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 85

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

GPA, under the oversight of the Board and GPIM, assisted GPIM in the supervision and direction of the investment strategies of the Fund in accordance with its investment policies. As compensation for its services, GPIM paid GPA a fee, payable monthly, in an amount equal to 0.005% of the average daily net assets of the Fund.

Consolidation of Subsidiary

The consolidated financial statements of the Fund include the accounts of a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”). Significant inter-company accounts and transactions have been eliminated in consolidation for the Fund.

The Fund may invest up to 25% of its total assets in its Subsidiary which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies.

A summary of the Fund’s investment in its Subsidiary is as follows:

Inception Date of Subsidiary	Subsidiary Net Assets at March 31, 2023	% of Net Assets of the Fund at March 31, 2023
01/08/15	$32,411,366	0.6%

Significant Accounting Policies

The Fund operates as an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The NAV of each Class of the Fund is calculated by dividing the market value of the Fund’s securities and other assets, less all liabilities, attributable to the Class by the number of outstanding shares of the Class.

(a) Valuation of Investments

The Board of Trustees of the Fund (the “Board”) has adopted policies and procedures for the valuation of the Fund’s investments (the “Valuation Procedures”). The SEC adopted Rule 2a-5 under the 1940 Act (“Rule 2a-5”) which establishes requirements for determining fair value in good faith and became effective September 8, 2022. Rule 2a-5 also defines “readily available market quotations” for purposes of the 1940 Act and establishes requirements for determining whether a fund must fair value a security in good faith.

86 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

Pursuant to Rule 2a-5, the Board has designated the Adviser as the valuation designee to perform fair valuation determinations for the Fund with respect to all Fund investments and other assets. As the Fund’s valuation designee pursuant to Rule 2a-5, the Adviser has adopted separate procedures (the “Valuation Designee Procedures”) reasonably designed to prevent violations of the requirements of Rule 2a-5 and Rule 31a-4. The Adviser, in its role as valuation designee, utilizes the assistance of a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), in determining the fair value of the Fund’s securities and other assets.

Valuations of the Fund’s securities and other assets are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Adviser, with the assistance of the Valuation Committee, convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Adviser, consistent with the monitoring and review responsibilities set forth in the Valuation Designee Procedures, regularly review the appropriateness of the inputs, methods, models and assumptions employed by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Adviser.

Equity securities listed or traded on a recognized U.S. securities exchange or the National Association of Securities Dealers Automated Quotations (“NASDAQ”) National Market System shall generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ official closing price, which may not necessarily represent the last sale price.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Investments in foreign securities may involve risks not present in domestic investments. The Adviser will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities. In addition, under the Valuation Designee Procedures, the Adviser is authorized to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Open-end investment companies are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds and closed-end investment companies are generally valued at the last quoted sale price.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 87

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

U.S. Government securities are valued by independent pricing services, the last traded fill price, or at the reported bid price at the close of business.

Repurchase agreements are generally valued at amortized cost, provided such amounts approximate market value.

Commercial paper and discount notes with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Commercial paper and discount notes with a maturity of 60 days or less at acquisition are valued at amortized cost, unless the Adviser concludes that amortized cost does not represent the fair value of the applicable asset in which case it will be valued using an independent pricing service.

Typically, loans are valued using information provided by an independent third party pricing service that uses broker quotes, among other inputs. If the pricing service cannot or does not provide a valuation for a particular loan, or such valuation is deemed unreliable, such investment is valued based on a quote from a broker-dealer or is fair valued by the Adviser.

Exchange-traded options are valued at the mean of the bid and ask prices on the principal exchange on which they are traded. Over-the-counter (“OTC”) options and options on swaps (“swaptions”) are valued using a price provided by a pricing service.

The value of futures contracts are valued on the basis of the last sale price at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the official settlement price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The value of interest rate swap agreements entered into by the Fund is valued on the basis of the last sale price on the primary exchange on which the swap is traded.

The value of other swap agreements entered into by the Fund is generally valued using an evaluated price provided by a third party pricing vendor.

Forward foreign currency exchange contracts are valued daily based on the applicable exchange rate of the underlying currency.

Investments for which market quotations are not readily available are fair valued as determined in good faith by the Adviser. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value”. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices;

88 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis.

In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

(b) Special Purpose Acquisition Companies

The Fund may acquire an interest in a special purpose acquisition company (“SPAC”) in an initial public offering or a secondary market transaction. SPAC investments carry many of the same risks as investments in initial public offering securities, such as erratic price movements, greater risk of loss, lack of information about the issuer, limited operating and little public or no trading history, and higher transaction costs. An investment in a SPAC is typically subject to a higher risk of dilution by additional later offerings of interests in the SPAC or by other investors exercising existing rights to purchase shares of the SPAC and interests in SPACs may be illiquid and/or be subject to restrictions on resale. A SPAC is a publicly traded company that raises investment capital for the purpose of acquiring the equity securities of one or more existing companies (or interests therein) via merger, combination, acquisition or other similar transactions. Unless and until an acquisition is completed, a SPAC generally invests its assets (less a portion retained to cover expenses) in U.S. government securities, money market securities and cash and does not typically pay dividends in respect of its common stock. SPAC investments are also subject to the risk that a significant portion of the funds raised by the SPAC may be expended during the search for a target acquisition or merger and that the SPAC may have limited time in which to conduct due diligence on potential business combination targets. Because SPACs are in essence blank check companies without operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Among other conflicts of interest, the economic interests of the management, directors, officers and related parties of a SPAC can differ from the economic interests of public shareholders, which may lead to conflicts as they evaluate, negotiate and recommend business combination transactions to shareholders. This risk may become more acute as the deadline for the completion of a business combination nears. There is no guarantee that the SPACs in which the Fund invests will complete an acquisition or that any acquisitions that are completed will be profitable.

(c) U.S. Government and Agency Obligations

Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Consolidated Schedule of Investments reflect the effective rates paid at the time of purchase by the Fund. Other securities bear interest at the rates shown, payable at fixed dates through maturity.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 89

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

(d) Senior Floating Rate Interests and Loan Investments

Senior floating rate interests in which the Fund invests generally pay interest rates which are periodically adjusted by reference to a base short-term floating rate, plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the one-month or three-month London Inter-Bank Offered Rate (“LIBOR”), (ii) the prime rate offered by one or more major United States banks, or (iii) the bank’s certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities disclosed in the Fund’s Consolidated Schedule of Investments.

The Fund invests in loans and other similar debt obligations (“obligations”). A portion of the Fund’s investments in these obligations is sometimes referred to as “covenant lite” loans or obligations (“covenant lite obligations”), which are obligations that lack covenants or possess fewer or less restrictive covenants or constraints on borrowers than certain other types of obligations. The Fund may also obtain exposure to covenant lite obligations through investment in securitization vehicles and other structured products. In recent market conditions, many new or reissued obligations have not featured traditional covenants, which are intended to protect lenders and investors by (i) imposing certain restrictions or other limitations on a borrower’s operations or assets or (ii) providing certain rights to lenders. The Fund may have fewer rights with respect to covenant lite obligations, including fewer protections against the possibility of default and fewer remedies in the event of default. As a result, investments in (or exposure to) covenant lite obligations are subject to more risk than investments in (or exposure to) certain other types of obligations. The Fund is subject to other risks associated with investments in (or exposure to) obligations, including that obligations may not be considered “securities” and, as a result, the Fund may not be entitled to rely on the anti-fraud protections under the federal securities laws and instead may have to resort to state law and direct claims.

(e) Interest on When-Issued Securities

The Fund may purchase and sell interests in securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, it may sell such securities before the settlement date.

(f) Short Sales

When the Fund engages in a short sale of a security, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale.

90 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

Fees, if any, paid to brokers to borrow securities in connection with short sales are recorded as interest expense. In addition, the Fund must pay out the dividend rate of the equity or coupon rate of the obligation to the lender and record this as an expense. Short dividend or interest expense is a cost associated with the investment objective of short sales transactions, rather than an operational cost associated with the day-to-day management of any mutual fund. The Fund may also receive rebate income from the broker resulting from the investment of the proceeds from securities sold short.

(g) Options

Upon the purchase of an option, the premium paid is recorded as an investment, the value of which is marked-to-market daily. If a purchased option expires, the Fund realizes a loss in the amount of the cost of the option. When the Fund enters into a closing sale transaction, it realizes a gain or loss depending on whether the proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Fund exercises a call option, the cost of the security purchased by the Fund upon exercise increases by the premium originally paid.

When the Fund writes (sells) an option, an amount equal to the premium received is entered in that Fund’s accounting records as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. When a written option expires, or if the Fund enters into a closing purchase transaction, it realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold).

The Fund may purchase and write swaptions primarily to preserve a return or spread on a particular investment or portion of the Funds’ holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate swap agreement at any time before the expiration of the options. The swaptions are forward premium swaptions which have extended settlement dates.

(h) Futures Contracts

Upon entering into a futures contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 91

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

(i) Swap Agreements

Swap agreements are marked-to-market daily and the change, if any, is recorded as unrealized appreciation or depreciation. Payments received or made as a result of an agreement or termination of an agreement are recognized as realized gains or losses.

Upon entering into certain centrally-cleared swap transactions, a Fund is required to deposit with its clearing broker an amount of cash or securities as an initial margin. Subsequent variation margin receipts or payments are received or made by the Fund depending on fluctuations in the fair value of the reference entity and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Upfront payments received or made by a Fund on credit default swap agreements and interest rate swap agreements are amortized over the expected life of the agreement. Periodic payments received or paid by a Fund are recorded as realized gains or losses. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses.

(j) Currency Translations

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation, or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

The Fund does not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized gain or loss and unrealized appreciation or depreciation on investments.

Reported net realized foreign exchange gains and losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized appreciation and depreciation arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.

92 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

(k) Forward Foreign Currency Exchange Contracts

The change in value of a forward foreign currency exchange contract is recorded as unrealized appreciation or depreciation until the contract is closed. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed.

(l) Foreign Taxes

The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and reflected in its Consolidated Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income and foreign taxes on capital gains from sales of investments are included with the net realized gain (loss) on investments. Foreign taxes payable or deferred as of March 31, 2023, if any, are disclosed in the Fund’s Consolidated Statement of Assets and Liabilities.

(m) Security Transactions

Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as a reduction to cost if the securities are still held and as realized gains if no longer held in the Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries, if any. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Interest income also includes paydown gains and losses on mortgage-backed and asset-backed securities and senior and subordinated loans. Amendment fees are earned as compensation for evaluating and accepting changes to the original loan agreement and are recognized when received. Dividend income from Real Estate Investment Trusts (“REITs”) is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to realized gains. The actual amounts of income, return of capital, and realized gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Income from residual collateralized loan obligations is recognized using the effective interest method. At the time of purchase, management estimates the future expected cash flows and determines the effective yield and estimated maturity date based on the estimated cash flows. Subsequent to the purchase, the estimated cash flows are updated periodically and a revised yield is calculated prospectively.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 93

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

The Fund may receive other income from investments in senior loan interests including amendment fees, consent fees and commitment fees. For funded loans, these fees are recorded as income when received by the Fund and included in interest income on the Consolidated Statement of Operations. For unfunded loans, commitment fees are included in realized gain on investments on the Consolidated Statement of Operations at the end of the commitment period.

(n) Distributions

The Fund declares dividends from investment income daily. The Fund pays its shareholders from its net investment income monthly and distributes any net capital gains that it has realized, at least annually. Distributions to shareholders are recorded on the ex-dividend date. Dividends are reinvested in additional shares, unless shareholders request payment in cash. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for U.S. federal income tax purposes.

(o) Class Allocations

Interest and dividend income, most expenses, all realized gains and losses, and all unrealized appreciation and depreciation are allocated to the classes based upon the value of the outstanding shares in each Class. Certain costs, such as distribution and service fees are charged directly to specific classes. In addition, certain expenses have been allocated to the individual Funds in the Trust based on the respective net assets of each Fund included in the Trust.

(p) Earnings Credits

Under the fee arrangement with the custodian, the Fund may earn credits based on overnight custody cash balances. These credits are utilized to reduce related custodial expenses. The custodian fees disclosed in the Consolidated Statement of Operations are before the reduction in expense from the related earnings credits, if any. Earnings credits for the period ended March 31, 2023, are disclosed in the Consolidated Statement of Operations.

(q) Cash

The Fund may leave cash overnight in its cash account with the custodian. Periodically, the Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate, which was 4.83% at March 31, 2023.

(r) Indemnifications

Under the Fund’s organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum

94 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

Note 2 – Financial Instruments and Derivatives

As part of its investment strategy, the Fund utilizes a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk and risks in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Consolidated Financial Statements.

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Fund utilized derivatives for the following purposes:

Duration: the use of an instrument to manage the interest rate risk of a portfolio.

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Income: the use of any instrument that distributes cash flows typically based upon some rate of interest.

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Speculation: the use of an instrument to express macro-economic and other investment views.

Options Purchased and Written

A call option on a security gives the purchaser of the option the right to buy, and the writer of a call option the obligation to sell, the underlying security. The purchaser of a put option has the right to sell, and the writer of the put option the obligation to buy, the underlying security at any time during the option period. The risk associated with purchasing options is limited to the premium originally paid.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 95

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

The following table represents the Fund’s use and volume of call/put options purchased on a monthly basis:

	Average Notional Amount
Use	Call	Put
Duration, Hedge, Speculation, Income	$1,091,307,466	$539,690,275

The risk in writing a call option is that a Fund may incur a loss if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there may be an imperfect correlation between the movement in prices of options and the underlying securities where a Fund may not be able to enter into a closing transaction because of an illiquid secondary market; or, for OTC options, a Fund may be at risk because of the counterparty’s inability to perform.

The following table represents the Fund’s use and volume of call/put options written on a monthly basis:

	Average Notional Amount
Use	Call	Put
Hedge, Income	$234,194,717	$234,174,184

Futures Contracts

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund’s use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Cash deposits are shown as segregated cash with broker on the Consolidated Statement of Assets and Liabilities; securities held as collateral are noted on the Consolidated Schedule of Investments.

The following table represents the Fund’s use and volume of futures on a monthly basis:

	Average Notional Amount
Use	Long	Short
Duration, Hedge, Index exposure, Speculation	$300,464,802	$9,480,192

96 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

Swap Agreements

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing OTC swaps, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. For a Fund utilizing centrally-cleared swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. There is no guarantee that a fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Interest rate swaps involve the exchange by the Fund with another party for its respective commitment to pay or receive a fixed or variable interest rate on a notional amount of principal. Interest rate swaps are generally centrally-cleared, but central clearing does not make interest rate swap transactions risk free.

The following table represents the Fund’s use and volume of interest rate swaps on a monthly basis:

	Average Notional Amount
Use	Pay Floating Rate	Receive Floating Rate
Duration, Hedge, Speculation	$3,562,345,500	$10,120,259,500

Credit default swaps are instruments which allow for the full or partial transfer of third party credit risk, with respect to a particular entity or entities, from one counterparty to the other. The Fund enters into credit default swaps as a “seller” or “buyer” of protection primarily to gain or reduce exposure to the investment grade and/or high yield bond market. A seller of credit default swaps is selling credit protection or assuming credit risk with respect to the underlying entity or entities. The buyer in a credit default swap is obligated to pay the seller a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If a credit event occurs, as defined under the terms of the swap agreement, the seller will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The notional amount reflects the maximum potential amount the seller of credit protection could be required to pay to the buyer if a credit event occurs. The seller of protection receives periodic premium payments from the buyer and may

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 97

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

also receive or pay an upfront premium adjustment to the stated periodic payments. In the event a credit default occurs on a credit default swap referencing an index, a factor adjustment will take place and the buyer of protection will receive a payment reflecting the par less the default recovery rate of the defaulted index component based on its weighting in the index. If no default occurs, the counterparty will pay the stream of payments and have no further obligations to the fund selling the credit protection. For a fund utilizing centrally cleared credit default swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. For OTC credit default swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty, or in the case of a credit default swap in which a fund is selling credit protection, the default of a third party issuer.

The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The following table represents the Fund’s use and volume of credit default swaps on a monthly basis:

	Average Notional Amount
Use	Protection Sold	Protection Purchased
Hedge, Index exposure	$58,333,333	$175,183,333

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract is an agreement between two parties to exchange two designated currencies at a specific time in the future. Certain types of contracts may be cash settled, in an amount equal to the change in exchange rates during the term of the contract. The contracts can be used to hedge or manage exposure to foreign currency risks with portfolio investments or to gain exposure to foreign currencies.

The market value of a forward foreign currency exchange contract changes with fluctuations in foreign currency exchange rates. Furthermore, the Fund may be exposed to risk if the counterparties cannot meet the contract terms or if the currency value changes unfavorably as compared to the U.S. dollar.

98 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

The following table represents the Fund’s use and volume of forward foreign currency exchange contracts on a monthly basis:

	Average Value
Use	Purchased	Sold
Hedge, Income	$1,172,954,307	$1,501,779,577

Derivative Investment Holdings Categorized by Risk Exposure

The following is a summary of the location of derivative investments on the Fund’s Consolidated Statement of Assets and Liabilities as of March 31, 2023:

Derivative Investment Type	Asset Derivatives	Liability Derivatives
Commodity/Interest rate futures contracts	Variation margin on futures contracts	—
Credit/Interest rate swap contracts	Unamortized upfront premiums paid on interest rate swap agreements	Unamortized upfront premiums received on interest rate swap agreements
	Unamortized upfront premiums paid on credit default swap agreements	Unamortized upfront premiums received on credit default swap agreements
Variation margin on interest rate swap agreements
Variation margin on credit default swap agreements
Commodity/Currency/Interest rate option contracts	Investments in unaffiliated issuers, at value	Options written, at value
Currency forward contracts	Unrealized appreciation on forward foreign currency exchange contracts	Unrealized depreciation on forward foreign currency exchange contracts

The following tables set forth the fair value of the Fund’s derivative investments categorized by primary risk exposure at March 31, 2023:

Asset Derivative Investments Value
Futures Interest Rate Risk*	Swaps Interest Rate Risk*	Futures Commodity Risk*	Swaps Credit Risk*	Forward Foreign Currency Exchange Risk	Options Purchased Foreign Currency Exchange Risk	Options Purchased Interest Rate Risk	Options Purchased Commodity Risk	Total Value at March 31, 2023
$1,002	$968,014	$5,389,809	$—	$45,561,504	$977,767	$38,591,955	$—	$91,490,051

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 99

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

Liability Derivative Investments Value
Futures Interest Rate Risk*	Swaps Interest Rate Risk*	Futures Commodity Risk*	Swaps Credit Risk*	Forward Foreign Currency Exchange Risk	Options Written Foreign Currency Exchange Risk	Options Written Interest Rate Risk	Options Written Commodity Risk	Total Value at March 31, 2023
$5,915	$11,875,307	$743,727	$2,180,162	$34,035,175	$3,553,789	$2,206,579	$785,705	$55,386,359

*

Includes cumulative appreciation (depreciation) of exchange-traded, OTC and centrally-cleared derivatives contracts as reported on the Consolidated Schedule of Investments. For exchange-traded and centrally-cleared derivatives, variation margin is reported within the Consolidated Statement of Assets and Liabilities

The following is a summary of the location of derivative investments on the Fund’s Consolidated Statement of Operations for the period ended March 31, 2023:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Commodity/Interest rate futures contracts	Net realized gain (loss) on futures contracts
Net change in unrealized appreciation (depreciation) on futures contracts
Credit/Interest rate swap contracts	Net realized gain (loss) on swap agreements
Net change in unrealized appreciation (depreciation) on swap agreements
Commodity/Currency/Equity/Interest rate option contracts	Net realized gain (loss) on options purchased
Net change in unrealized appreciation (depreciation) on options purchased
Net realized gain (loss) on options written
Net change in unrealized appreciation (depreciation) on options written
Currency forward contracts	Net realized gain (loss) on forward foreign currency exchange contracts
Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts

100 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

The following is a summary of the Fund’s realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized on the Consolidated Statement of Operations categorized by primary risk exposure for the period ended March 31, 2023:

Realized Gain (Loss) on Derivative Investments Recognized on the Consolidated Statement of Operations
Futures Interest Rate Risk	Swaps Interest Rate Risk	Futures Commodity Risk	Swaps Credit Risk	Options Written Equity Risk	Options Purchased Equity Risk	Forward Foreign Currency Exchange Risk
$2,135,108	$14,678,600	$16,480,488	$(934,132)	$7,459,222	$(13,620,954)	$(36,112,777)

Options Purchased Foreign Currency Exchange Risk	Options Purchased Commodity Risk	Options Purchased Interest Rate Risk	Options Written Foreign Currency Exchange Risk	Options Written Commodity Risk	Options Written Interest Rate Risk	Total
$(10,970,895)	$(3,453,674)	$1,060,771	$31,269,939	$4,196,636	$—	$12,188,332

Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized on the Consolidated Statement of Operations
Futures Interest Rate Risk	Swaps Interest Rate Risk	Futures Commodity Risk	Swaps Credit Risk	Options Written Equity Risk	Options Purchased Equity Risk	Forward Foreign Currency Exchange Risk
$(4,913)	$(10,851,532)	$7,247,046	$(1,255,903)	$3,173,704	$(17,460,200)	$1,853,307

Options Purchased Foreign Currency Exchange Risk	Options Purchased Commodity Risk	Options Purchased Interest Rate Risk	Options Written Foreign Currency Exchange Risk	Options Written Commodity Risk	Options Written Interest Rate Risk	Total
$(1,882,272)	$—	$(7,029,111)	$805,465	$190,990	$403,230	$(24,810,189)

In conjunction with the use of derivative instruments, the Fund is required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Fund uses margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Fund as collateral.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions rated/identified as investment grade or better. The Trust monitors the counterparty credit risk associated with each such financial institution.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 101

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

Foreign Investments

There are several risks associated with exposure to foreign currencies, foreign issuers and emerging markets. The Fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Fund may incur transaction costs in connection with conversions between various currencies. The Fund may, but is not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risks may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.

The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs and exchange-traded funds, which are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Fund.

Note 3 – Offsetting

In the normal course of business, the Fund enters into transactions subject to enforceable master netting arrangements or other similar arrangements. Generally, the right to offset in those agreements allows the Fund to counteract the exposure to a specific counterparty with collateral received from or delivered to that counterparty based on the terms of the arrangements. These arrangements provide for the right to liquidate upon the occurrence of an event of default, credit event upon merger or additional termination event.

102 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a fund and a counterparty that governs OTC derivatives, including foreign exchange contracts, and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, are reported separately on the Consolidated Statement of Assets and Liabilities as segregated cash with broker/receivable for variation margin, or payable for swap settlement/variation margin. Cash and/or securities pledged or received as collateral by the Fund in connection with an OTC derivative subject to an ISDA Master Agreement generally may not be invested, sold or rehypothecated by the counterparty or the Fund, as applicable, absent an event of default under such agreement, in which case such collateral generally may be applied towards obligations due to and payable by such counterparty or the Fund, as applicable. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold (e.g., $300,000) before a transfer is required to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes to be of good standing and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Consolidated Statement of Assets and Liabilities.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 103

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

The following tables present derivative financial instruments and secured financing transactions that are subject to enforceable netting arrangements:

				Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
Instrument	Gross Amounts of Recognized Assets[1]	Gross Amounts Offset in the Consolidated Statement of Assets and Liabilities	Net Amount of Assets Presented on the Consolidated Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Forward foreign currency exchange contracts	$45,561,504	$—	$45,561,504	$(24,156,796)	$(3,450,000)	$17,954,708
Options purchased	39,569,722	—	39,569,722	(11,380,698)	(321,230)	27,867,794

				Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
Instrument	Gross Amounts of Recognized Liabilities[1]	Gross Amounts Offset in the Consolidated Statement of Assets and Liabilities	Net Amount of Liabilities Presented on the Consolidated Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Forward foreign currency exchange contracts	$34,035,175	$—	$34,035,175	$(31,757,959)	$—	$2,277,216
Options written	5,760,368	—	5,760,368	(3,779,535)	—	1,980,833

[1]	Exchange-traded or centrally-cleared derivatives are excluded from these reported amounts.

104 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

The Fund has the right to offset deposits against any related derivative liabilities outstanding with each counterparty with the exception of exchange-traded or centrally-cleared derivatives. The following table presents deposits held by others in connection with derivative investments as of March 31, 2023.

Counterparty	Asset Type	Cash Pledged	Cash Received
Barclays Bank plc	Forward foreign currency exchange contracts, Options	$—	$3,450,000
Goldman Sachs International	Forward foreign currency exchange contracts, Options	—	290,000
J.P. Morgan Securities LLC	Credit default swap agreements	16,162,521	—
J.P. Morgan Securities LLC	Interest rate swap agreements	13,533,220	—
JP Morgan Chase and Co.	Futures contracts	1,150,000	—
Morgan Stanley Capital Services LLC	Forward foreign currency exchange contracts, Options	—	666,000
		$30,845,741	$4,406,000

Note 4 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

Rule 2a-5 sets forth a definition of “readily available market quotations,” which is consistent with the definition of a Level 1 input under U.S. GAAP. Rule 2a-5 provides that “a market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.”

Securities for which market quotations are not readily available must be valued at fair value as determined in good faith. Accordingly, any security priced using inputs other than Level 1 inputs will be subject to fair value requirements. The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades,

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 105

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

Independent pricing services are used to value a majority of the Fund’s investments. When values are not available from a pricing service, they will be determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information and analysis. A significant portion of the Fund’s assets and liabilities are categorized as Level 2, as indicated in this report.

Quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may also be used to value the Fund’s assets and liabilities, i.e. prices provided by a broker-dealer or other market participant who has not committed to trade at that price. Although quotes are typically received from established market participants, the Fund may not have the transparency to view the underlying inputs which support the market quotations. Significant changes in a quote would generally result in significant changes in the fair value of the security.

Certain fixed income securities are valued by obtaining a monthly quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates.

Certain loans and other securities are valued using a single daily broker quote or a price from a third party vendor based on a single daily or monthly broker quote.

The inputs or methodologies selected and applied for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability, appropriateness and accuracy of the techniques, methodologies and sources employed to determine fair valuation are periodically reviewed and subject to change.

Note 5 – Investment Advisory Agreement and Other Agreements

Under the terms of an investment advisory contract, the Fund pays GI investment advisory fees at an annualized rate based on the average daily net assets as follows:

Average Daily Net Assets	Annualized Rate
$5 billion or less	0.89%
> $5 billion	0.84%

GI has contractually agreed to waive the management fee it receives from the Subsidiary in an amount equal to the management fee paid to GI by the Subsidiary. This undertaking will continue in effect for so long as the Fund invests in the Subsidiary, and may not be terminated by GI unless

106 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

GI obtains the prior approval of the Fund’s Board for such termination. Fees waived under this arrangement are not subject to reimbursement to GI. For the period ended March 31, 2023, the Fund waived $116,900 related to advisory fees in the Subsidiary.

GI pays operating expenses on behalf of the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, among others, on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets.

The Board has adopted Distribution Plans related to the offering of A-Class, C-Class and P-Class shares pursuant to Rule 12b-1 under the 1940 Act. The plans provide for payments at an annual rate of 0.25% of the average daily net assets of the Fund’s A-Class and P-Class shares, and 1.00% of the average daily net assets of the Fund’s C-Class shares.

The investment advisory contract for the Fund provides that the total expenses be limited to a percentage of average net assets for each class of shares, exclusive of brokerage costs, dividends or interest on securities sold short, expenses of other investment companies in which the Fund invests, interest, taxes, litigation, indemnification and extraordinary expenses. The limits are listed below:

	Limit	Effective Date	Contract End Date
A-Class	1.36%	11/30/12	02/01/24
C-Class	2.11%	11/30/12	02/01/24
P-Class	1.36%	05/01/15	02/01/24
Institutional Class	0.95%	11/30/12	02/01/24
R6-Class	0.95%	03/13/19	02/01/24

GI is entitled to reimbursement by the Fund for fees waived or expenses reimbursed during any of the previous 36 months, beginning on the date of the expense limitation agreement, if on any day the estimated operating expenses are less than the indicated percentages. For purposes of this arrangement, GI is entitled to recoupment of previously waived fees or reimbursed expenses for 36 months from the date of the waiver or reimbursement by GI. At March 31, 2023, the amount of fees waived or expenses reimbursed that are subject to recoupment and will expire during the years ended September 30, are presented in the following table:

	2023	2024	2025	2026	Total
A-Class	$143,051	$196,169	$80,282	$12,348	$431,850
C-Class	73,289	102,752	37,685	4,772	218,498
P-Class	—	72,512	101,516	64,590	238,618
Institutional Class	4,652,036	6,245,889	7,075,307	2,801,966	20,775,198
R6-Class	41,465	59,463	38,182	7,367	146,477

For the period ended March 31, 2023, GI recouped $103,879 from the Fund.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 107

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

If the Fund invests in a fund that is advised by the same adviser or an affiliated adviser, the investing Fund’s adviser has agreed to waive fees at the investing fund level to the extent necessary to offset the proportionate share of any management fee paid by the Fund with respect to its investment in such affiliated fund. Fee waivers will be calculated at the investing Fund level without regard to any expense cap, if any, in effect for the investing Fund. Fees waived under this arrangement are not subject to reimbursement to GI. For the period ended March 31, 2023, the Fund waived $503,379 related to investments in affiliated funds.

For the period ended March 31, 2023, GFD retained sales charges of $72,447 relating to sales of A-Class shares of the Trust.

Certain trustees and officers of the Trust are also officers of GI and/or GFD. The Trust does not compensate its officers or trustees who are officers, directors and/or employees of GI or GFD.

MUFG Investor Services (US), LLC (“MUIS”) acts as the Fund’s administrator, transfer agent and accounting agent. As administrator, transfer agent and accounting agent, MUIS maintains the books and records of the Fund’s securities and cash. The Bank of New York Mellon Corp. (“BNY”) acts as the Fund’s custodian. As custodian, BNY is responsible for the custody of the Fund’s assets. For providing the aforementioned administrative and accounting services, MUIS is entitled to receive a monthly fee equal to a percentage of the Fund’s average daily net assets and out of pocket expenses. For providing the aforementioned transfer agent and custodian services, MUIS and BNY are entitled to receive a monthly fee based on the number of transactions during the month and the number of accounts under management, subject to certain minimum monthly fees, and out of pocket expenses.

Note 6 – Reverse Repurchase Agreements

The Fund may enter into reverse repurchase agreements. Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a particular price at a future date. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

For the period ended Macrh 31, 2023, the Fund entered into reverse repurchase agreements:

Number of Days Outstanding	Balance at March 31, 2023	Average Balance Outstanding	Average Interest Rate
179	$16,487,855	$356,402,646	3.82%

108 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

The following table presents reverse repurchase agreements that are subject to netting arrangements and offset in the Consolidated Statement of Assets and Liabilities in conformity with U.S. GAAP:

				Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
Instrument	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Consolidated Statement of Assets and Liabilities	Net Amount of Liabilities Presented on the Consolidated Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Reverse repurchase agreements	$16,487,855	$—	$16,487,855	$(16,487,855)	$—	$—

As of March 31, 2023, there was $16,487,855 in reverse repurchase agreements outstanding. Details of the reverse repurchase agreement by counterparty are as follows:

Counterparty	Interest Rate(s)	Maturity Date	Face Value
J.P. Morgan Securities LLC	4.66%	04/03/23	$16,487,855

The following is a summary of the remaining contractual maturities of the reverse repurchase agreement outstanding as of period-end, aggregated by asset class of the related collateral pledged by the Fund:

	Overnight and Continuous	Up to 30 days	Total
U.S. Government Securities	$—	$16,487,855	$16,487,855
Gross amount of recognized liabilities for reverse repurchase agreements	$—	$16,487,855	$16,487,855

Note 7 – Federal Income Tax Information

The Fund intends to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Fund from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 109

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

Tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Fund’s consolidated financial statements. The Fund’s U.S. federal income tax returns are subject to examination by the Internal Revenue Service (“IRS”) for a period of three years after they are filed.

The Fund intends to invest up to 25% of its assets in the Subsidiary which is expected to provide the Fund with exposure to the commodities markets within the limitations of the U.S. federal income tax requirements under Subchapter M of the Internal Revenue Code. The Fund has received a private letter ruling from the IRS that concludes that the income the Fund receives from the Subsidiary will constitute qualifying income for purposes of Subchapter M of the Internal Revenue Code. The Subsidiary will be classified as a corporation for U.S. federal income tax purposes. A foreign corporation, such as the Subsidiary, will generally not be subject to U.S. federal income taxation unless it is deemed to be engaged in a U.S. trade or business. If, during a taxable year, the Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the Fund as a deductible amount for U.S. federal income tax purposes and cannot be carried forward to reduce future income from the Subsidiary in subsequent years.

At March 31, 2023, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
$6,390,672,671	$73,375,710	$(758,077,544)	$(684,701,834)

Note 8 – Securities Transactions

For the period ended March 31, 2023, the cost of purchases and proceeds from sales of investment securities, excluding government securities, short-term investments and derivatives, were as follows:

Purchases	Sales
$389,923,735	$2,209,853,479

110 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

For the period ended March 31, 2023, the cost of purchases and proceeds from sales of government securities were as follows:

Purchases	Sales
$176,597,313	$264,825,811

The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price to save costs, where permissible. For the period ended March 31, 2023, the Fund did not engage in purchases and sales of securities, pursuant to Rule 17a-7 of the 1940 Act.

Note 9 – Unfunded Loan Commitments

Pursuant to the terms of certain loan agreements, the Fund held unfunded loan commitments as of March 31, 2023. The Fund is obligated to fund these loan commitments at the borrower’s discretion.

The unfunded loan commitments as of March 31, 2023, were as follows:

Borrower	Maturity Date		Face Amount*	Value
Avalara, Inc.	10/19/28		1,600,000	$—
Care BidCo	05/04/28	EUR	9,200,000	676,804
Fontainbleau Vegas	01/31/26		16,149,478	—
Galls LLC	01/31/24		100,874	2,522
Higginbotham Insurance Agency, Inc.	11/25/26		2,172,445	26,069
Lightning A	03/01/37		19,121,804	—
Lightning B	03/01/37		3,846,340	—
Polaris Newco LLC	06/04/26		3,428,026	272,449
RLDatix	10/28/24	GBP	4,945,357	132,394
Schur Flexibles GmbH	09/30/26	EUR	214,755	10,485
The Facilities Group	11/30/27		1,042,328	22,759
Thunderbird A	03/01/37		19,194,588	—
Thunderbird B	03/01/37		3,860,980	—
				$1,143,482

*	The face amount is denominated in U.S. dollars unless otherwise indicated.
EUR – Euro
GBP – British Pound

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 111

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

Note 10 – Restricted Securities

The securities below are considered illiquid and restricted under guidelines established by the Board:

Restricted Securities	Acquisition Date	Cost	Value
Atlas Mara Ltd.
due 12/31/21[1]	10/01/15	$6,243,950	$1,559,880
CFMT LLC
2022-HB9 3.25% (WAC) due 09/25/37[2]	09/23/22	7,473,309	7,340,788
Copper River CLO Ltd.
2007-1A INC, due 01/20/21[3]	05/09/14	—	823
FKRT
2.21% due 11/30/58	09/24/21	33,849,918	32,978,795
Mirabela Nickel Ltd.
due 06/24/19[1]	12/31/13	1,710,483	89,557
Secured Tenant Site Contract Revenue Notes Series
2018-1A 4.70% due 06/15/48	05/25/18	6,454,099	6,419,589
		$55,731,759	$48,389,432

[1]	Security is in default of interest and/or principal obligations.
[2]

Variable rate security. Rate indicated is the rate effective at March 31, 2023. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

[3]	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.

Note 11 – Line of Credit

The Trust, along with other affiliated trusts, secured a 364-day committed, $1,230,000,000 line of credit from Citibank, N.A., which was in place through September 30, 2022, at which time the line of credit was renewed as a 364-day committed, $1,150,000,000 line of credit. A Fund may draw (borrow) from the line of credit as a temporary measure for emergency purposes, to facilitate redemption requests, or for other short-term liquidity purposes consistent with the Fund’s investment objective and program. For example, it may be advantageous for the Fund to borrow money rather than sell existing portfolio positions to meet redemption requests. Fees related to borrowings, if any, vary under this arrangement between the greater of Citibank’s “base rate”, SOFR plus 1%, or the federal funds rate plus 1/2 of 1%.

The commitment fee that may be paid by the Funds is at an annualized rate of 0.15% of the average daily amount of their allocated unused commitment amount. The commitment fee amount is allocated to the individual Funds based on the respective net assets of each participating Fund and is referenced in the Consolidated Statement of Operations under “Line of credit fees”. The Fund did not have any borrowings under this agreement as of and for the period ended March 31, 2023.

112 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(concluded)

Note 12 – Market Risks

The value of, or income generated by, the investments held by the Fund are subject to the possibility of rapid and unpredictable fluctuation, and loss that may result from various factors. These factors include, among others, developments affecting individual companies, or from broader influences, including real or perceived changes in prevailing interest rates (which have since risen and may continue to rise), changes in inflation rates or expectations about inflation rates (which are currently elevated relative to normal conditions), adverse investor confidence or sentiment, changing economic, political (including geopolitical), social or financial market conditions, increased instability or general uncertainty, environmental disasters, governmental actions, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, actual or threatened wars or other armed conflicts (such as the current Russia-Ukraine conflict and its risk of expansion or collateral economic and other effects) or ratings downgrades, and other similar events, each of which may be temporary or last for extended periods. Moreover, changing economic, political, geopolitical, social, financial market or other conditions in one country or geographic region could adversely affect the value, yield and return of the investments held by the Fund in a different country or geographic region, economy, and market because of the increasingly interconnected global economies and financial markets. The duration and extent of the foregoing types of factors or conditions are highly uncertain and difficult to predict and have in the past, and may in the future, cause volatility and distress in economies and financial markets or other adverse circumstances, which may negatively affect the value of the Fund’s investments and performance of the Fund.

Note 13 – Subsequent Events

The Fund evaluated subsequent events through the date the consolidated financial statements are issued and determined there were no material events that would require adjustment to or disclosure in the Fund’s consolidated financial statements.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 113

OTHER INFORMATION (Unaudited)

Delivery of Shareholder Reports

Paper copies of the Fund’s annual and semi-annual shareholder reports are not sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary. Instead, the reports are made available on a website, and you are notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future shareholder reports in paper free of charge. If you hold shares of the Fund directly, you can inform the Fund that you wish to receive paper copies of reports by calling 800.820.0888. If you hold shares of the Fund through a financial intermediary, please contact the financial intermediary to make this election. Your election to receive reports in paper may apply to all Guggenheim Funds in which you are invested and may apply to all Guggenheim funds held with your financial intermediary.

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Sector Classification

Information in the Schedule of Investments is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. The Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Fund usually classifies sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The Fund’s Forms N-PORT and N-Q are available on the SEC’s website at https://www.sec.gov. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 800.820.0888.

114 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

A Board of Trustees oversees the Trust, as well as other trusts of GI, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by visiting guggenheiminvestments.com or by calling 800.820.0888.

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INDEPENDENT TRUSTEES
Randall C. Barnes (1951)	Trustee and Chair of the Valuation Oversight Committee	Since 2014 (Trustee) Since 2020 (Chair of the Valuation Oversight Committee)	Current: Private Investor (2001-present). Former: Senior Vice President and Treasurer, PepsiCo, Inc. (1993-1997); President, Pizza Hut International (1991-1993); Senior Vice President, Strategic Planning and New Business Development, PepsiCo, Inc. (1987-1990).	155

Current: Advent Convertible and Income Fund (2005-present); Purpose Investments Funds (2013-present).

Former: Fiduciary/Claymore Energy Infrastructure Fund (2004-2022); Guggenheim Enhanced Equity Income Fund (2005-2021); Guggenheim Credit Allocation Fund (2013-2021).

Angela Brock-Kyle (1959)	Trustee	Since 2019	Current: Founder and Chief Executive Officer, B.O.A.R.D.S. (2013-present); Director, Mutual Fund Directors Forum (2022-present). Former: Senior Leader, TIAA (1987-2012).	154

Current: Bowhead Insurance GP, LLC (2020-present); Hunt Companies, Inc. (2019-present).

Former: Fiduciary/Claymore Energy Infrastructure Fund (2019-2022); Guggenheim Enhanced Equity Income Fund (2019-2021); Guggenheim Credit Allocation Fund (2019-2021); Infinity Property & Casualty Corp. (2014-2018).

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 115

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INDEPENDENT TRUSTEES - continued
Thomas F. Lydon, Jr. (1960)	Trustee and Chair of the Contracts Review Committee	Since 2019 (Trustee) Since 2020 (Chair of the Contracts Review Committee)	Current: President, Global Trends Investments (1996-present); Chief Executive Officer, ETF Flows, LLC (2019-present); Chief Executive Officer, Lydon Media (2016-present); Director, GDX Index Partners, LLC (2021-present); Vice Chairman, VettaFi (2022-present).	154

Current: US Global Investors, Inc. (GROW) (1995-present).

Former: Fiduciary/Claymore Energy Infrastructure Fund (2019-2022); Guggenheim Enhanced Equity Income Fund (2019-2021); Guggenheim Credit Allocation Fund (2019-2021); Harvest Volatility Edge Trust (3) (2017-2019).

116 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INDEPENDENT TRUSTEES - continued
Ronald A. Nyberg (1953)	Trustee and Chair of the Nominating and Governance Committee	Since 2014	Current: Of Counsel, Momkus LLP (2016-present). Former: Partner, Nyberg & Cassioppi, LLC (2000-2016); Executive Vice President, General Counsel, and Corporate Secretary, Van Kampen Investments (1982-1999).	155

Current: Advent Convertible and Income Fund (2003-present); PPM Funds (2) (2018-present); NorthShore-Edward-Elmhurst Health (2012-present).

Former: Fiduciary/Claymore Energy Infrastructure Fund (2004-2022); Guggenheim Enhanced Equity Income Fund (2005-2021); Guggenheim Credit Allocation Fund (2013-2021); Western Asset Inflation-Linked Opportunities & Income Fund (2004-2020); Western Asset Inflation-Linked Income Fund (2003-2020).

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 117

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INDEPENDENT TRUSTEES - continued
Sandra G. Sponem (1958)	Trustee and Chair of the Audit Committee	Since 2019 (Trustee) Since 2020 (Chair of the Audit Committee)	Current: Retired. Former: Senior Vice President and Chief Financial Officer, M.A. Mortenson-Companies, Inc. (2007-2017).	154

Current: SPDR Series Trust (81) (2018-present); SPDR Index Shares Funds (30) (2018-present); SSGA Active Trust (14) (2018-present).

Former: Fiduciary/Claymore Energy Infrastructure Fund (2019-2022); Guggenheim Enhanced Equity Income Fund (2019-2021); Guggenheim Credit Allocation Fund (2019-2021); SSGA Master Trust (1) (2018-2020).

118 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INDEPENDENT TRUSTEES - concluded
Ronald E. Toupin, Jr. (1958)	Trustee, Chair of the Board and Chair of the Executive Committee	Since 2014

Current: Portfolio Consultant (2010-present); Member, Governing Council, Independent Directors Council (2013-present); Governor, Board of Governors, Investment Company Institute (2018-present).

Former: Member, Executive Committee, Independent Directors Council (2016-2018); Vice President, Manager and Portfolio Manager, Nuveen Asset Management (1998-1999); Vice President, Nuveen Investment Advisory Corp. (1992-1999); Vice President and Manager, Nuveen Unit Investment Trusts (1991-1999); and Assistant Vice President and Portfolio Manager, Nuveen Unit Investment Trusts (1988-1999), each of John Nuveen & Co., Inc. (1982-1999).

154

Former: Fiduciary/Claymore Energy Infrastructure Fund (2004-2022); Guggenheim Enhanced Equity Income Fund (2005-2021); Guggenheim Credit Allocation Fund (2013-2021); Western Asset Inflation-Linked Opportunities & Income Fund (2004-2020); Western Asset Inflation-Linked Income Fund (2003-2020).

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 119

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INTERESTED TRUSTEE
Amy J. Lee**** (1961)	Trustee, Vice President and Chief Legal Officer	Since 2018 (Trustee) Since 2014 (Chief Legal Officer) Since 2007 (Vice President)	Current: Interested Trustee, certain other funds in the Fund Complex (2018-present); Chief Legal Officer, certain other funds in the Fund Complex (2014-present); Vice President, certain other funds in the Fund Complex (2007-present); Senior Managing Director, Guggenheim Investments (2012-present). Former: President and Chief Executive Officer, certain other funds in the Fund Complex (2017-2019); Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).	154	Former: Fiduciary/Claymore Energy Infrastructure Fund (2018-2022); Guggenheim Enhanced Equity Income Fund (2018-2021); Guggenheim Credit Allocation Fund (2018-2021).

*	The business address of each Trustee is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, Illinois 60606.
**	Each Trustee serves an indefinite term, until his or her successor is elected and qualified. Time served includes time served in the respective position for the Predecessor Corporation.
***

Each Trustee also serves on the Boards of Trustees of Guggenheim Funds Trust, Guggenheim Variable Funds Trust, Guggenheim Strategy Funds Trust, Guggenheim Taxable Municipal Bond & Investment Grade Debt Trust, Guggenheim Strategic Opportunities Fund, Guggenheim Energy & Income Fund, Guggenheim Active Allocation Fund, Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust and Transparent Value Trust. Messrs. Barnes and Nyberg also serve on the Board of Trustees of Advent Convertible & Income Fund.

****	This Trustee is deemed to be an “interested person” of the Fund under the 1940 Act by reason of her position with the Fund’s Adviser and/or the parent of the Adviser.

120 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years
OFFICERS
Brian E. Binder (1972)	President and Chief Executive Officer	Since 2018

Current: President, Mutual Funds Boards, Guggenheim Investments (2022-present); President and Chief Executive Officer, certain other funds in the Fund Complex (2018-present); President, Mutual Funds Boards, Guggenheim Funds Investment Advisors, LLC and Security Investors, LLC (2018-present);Board Member, Guggenheim Partners Investment Funds plc (2022-present); Board Member, Guggenheim Global Investments plc (2022-present); Board Member of Guggenheim Partners Fund Management (Europe) Limited (2018-present).

Former: Senior Managing Director and Chief Administrative Officer, Guggenheim Investments (2018-2022); Managing Director and President, Deutsche Funds, and Head of US Product, Trading and Fund Administration, Deutsche Asset Management (2013-2018); Managing Director, Chairman of North American Executive Committee and Head of Business Management and Consulting, Invesco Ltd. (2010-2012).

James M. Howley (1972)	Chief Financial Officer, Chief Accounting Officer and Treasurer	Since 2022

Current: Managing Director, Guggenheim Investments (2004-present); Chief Financial Officer, Chief Accounting Officer, and Treasurer, certain other funds in the Fund Complex (2022-present).

Former: Assistant Treasurer, certain other funds in the Fund Complex (2006-2022); Manager, Mutual Fund Administration of Van Kampen Investments, Inc. (1996-2004).

Mark E. Mathiasen (1978)	Secretary	Since 2014	Current: Secretary, certain other funds in the Fund Complex (2007-present); Managing Director, Guggenheim Investments (2007-present).
Glenn McWhinnie (1969)	Assistant Treasurer	Since 2016	Current: Vice President, Guggenheim Investments (2009-present); Assistant Treasurer, certain other funds in the Fund Complex (2016-present).
Michael P. Megaris (1984)	Assistant Secretary	Since 2014	Current: Assistant Secretary, certain other funds in the Fund Complex (2014-present); Managing Director, Guggenheim Investments (2012-present).

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 121

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years
OFFICERS - continued
Elisabeth Miller (1968)	Chief Compliance Officer	Since 2012

Current: Chief Compliance Officer, certain other funds in the Fund Complex (2012-present); Senior Managing Director, Guggenheim Investments (2012-Present); Senior Managing Director, Guggenheim Funds Distributors, LLC (2014-present).

Former: Chief Compliance Officer, Security Investors, LLC and Guggenheim Funds Investment Advisors, LLC (2012-2018); Chief Compliance Officer, Guggenheim Distributors, LLC (2009-2014); Senior Manager, Security Investors, LLC (2004-2014); Senior Manager, Guggenheim Distributors, LLC (2004-2014).

Margaux Misantone (1978)	AML Officer	Since 2017

Current: Chief Compliance Officer, Security Investors, LLC and Guggenheim Funds Investment Advisors, LLC (2018-present); AML Officer, Security Investors, LLC and certain other funds in the Fund Complex (2017-present); Managing Director, Guggenheim Investments (2015-present).

Former: Assistant Chief Compliance Officer, Security Investors, LLC and Guggenheim Funds Investments Advisors, LLC (2015-2018).

Kimberly J. Scott (1974)	Assistant Treasurer	Since 2014

Current: Director, Guggenheim Investments (2012-present); Assistant Treasurer, certain other funds in the Fund Complex (2012-present).

Former: Financial Reporting Manager, Invesco, Ltd. (2010-2011); Vice President/Assistant Treasurer, Mutual Fund Administration for Van Kampen Investments, Inc./Morgan Stanley Investment Management (2009-2010); Manager of Mutual Fund Administration, Van Kampen Investments, Inc./Morgan Stanley Investment Management (2005-2009).

Bryan Stone (1979)	Vice President	Since 2014

Current: Vice President, certain other funds in the Fund Complex (2014-present); Managing Director, Guggenheim Investments (2013-present).

Former: Senior Vice President, Neuberger Berman Group LLC (2009-2013); Vice President, Morgan Stanley (2002-2009).

122 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(concluded)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years
OFFICERS - concluded
Jon Szafran (1989)	Assistant Treasurer	Since 2017

Current: Director, Guggenheim Investments (2017-present); Assistant Treasurer, certain other funds in the Fund Complex (2017-present).

Former: Assistant Treasurer of Henderson Global Funds and Manager of US Fund Administration, Henderson Global Investors (North America) Inc. (“HGINA”), (2017); Senior Analyst of US Fund Administration, HGINA (2014–2017); Senior Associate of Fund Administration, Cortland Capital Market Services, LLC (2013-2014); Experienced Associate, PricewaterhouseCoopers LLP (2012-2013).

*	The business address of each officer is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, Illinois 60606.
**	Each officer serves an indefinite term, until his or her successor is duly elected and qualified.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 123

GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)

Who We Are

This Privacy Notice describes the data protection practices of Guggenheim Investments. Guggenheim Investments as used herein refers to the affiliated investment management businesses of Guggenheim Partners, LLC: Guggenheim Funds Investment Advisors, LLC, Guggenheim Partners Investment Management, LLC, Guggenheim Funds Distributors, LLC, Security Investors, LLC, Guggenheim Investment Advisors (Europe) Limited, Guggenheim Real Estate, LLC, GS Gamma Advisors, LLC, Guggenheim Partners India Management, LLC, Guggenheim Partners Europe Limited, as well as the funds in the Guggenheim Funds complex (the “Funds”) (“Guggenheim Investments,” “we,” “us,” or “our”).

Guggenheim Partners Investment Management Holdings, LLC, located at 330 Madison Avenue, New York, New York, 10017 is the data controller for your information. The affiliates who are also controllers of certain of your information are: Guggenheim Investment Advisors (Europe) Limited, Guggenheim Partners Europe Limited, Guggenheim Partners, LLC, Guggenheim Funds Investment Advisors, LLC, Guggenheim Partners Investment Management, LLC, Guggenheim Funds Distributors, LLC and Security Investors, LLC, as well as the Funds.

Our Commitment to You

Guggenheim Investments considers your privacy our utmost concern. When you become our client or investor, you entrust us with not only your hard-earned money but also with your personal and financial information. Because we have access to your private information, we hold ourselves to the highest standards in its safekeeping and use. We strictly limit how we share your information with others, whether you are a current or former Guggenheim Investments client or investor.

The Information We Collect About You

We collect certain nonpublic personal information about you from information you provide on applications, other forms, our website, and/or from third parties including investment advisors. This information includes Social Security or other tax identification number, assets, income, tax information, retirement and estate plan information, transaction history, account balance, payment history, bank account information, marital status, family relationships, information that we collect on our website through the use of “cookies,” and other personal information that you or others provide to us. We may also collect such information through your inquiries by mail, e-mail or telephone. We may also collect customer due diligence information, as required by applicable law and regulation, through third party service providers.

How We Handle Your Personal Information

The legal basis for using your information as set out in this Privacy Notice is as follows: (a) use of your personal data is necessary to perform our obligations under any contract with you (such as a contract for us to provide financial services to you); or (b) where use of your personal data is not necessary for performance of a contract, use of your personal data is necessary for our

124 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)(continued)

legitimate interests or the legitimate interests of others (for example, to enforce the legal terms governing our services, operate and market our website and other services we offer, ensure safe environments for our personnel and others, make and receive payments, prevent fraud and to know the customer to whom we are providing the services). Some processing is done to comply with applicable law.

In addition to the specific uses described above, we also use your information in the following manner:

●	We use your information in connection with servicing your accounts.

●	We use information to respond to your requests or questions. For example, we might use your information to respond to your customer feedback.

●	We use information to improve our products and services. We may use your information to make our website and products better. We may use your information to customize your experience with us.

●	We use information for security purposes. We may use your information to protect our company and our customers.

●

We use information to communicate with you. For example, we will communicate with you about your account or our relationship. We may contact you about your feedback. We might also contact you about this Privacy Notice. We may also enroll you in our email newsletter.

●	We use information as otherwise permitted by law, as we may notify you.

●

Aggregate/Anonymous Data. We may aggregate and/or anonymize any information collected through the website so that such information can no longer be linked to you or your device (“Aggregate/Anonymous Information”). We may use Aggregate/Anonymous Information for any purpose, including without limitation for research and marketing purposes, and may also share such data with any third parties, including advertisers, promotional partners, and sponsors.

We do not sell information about current or former clients or their accounts to third parties. Nor do we share this information, except when necessary to complete transactions at your request, to make you aware of investment products and services that we or our affiliates offer, or as permitted or required by law.

We provide information about you to companies and individuals not affiliated with Guggenheim Investments to complete certain transactions or account changes, or to perform services for us related to your account. For example, if you ask to transfer assets from another financial institution to Guggenheim Investments, we must provide certain information about you to that company to complete the transaction. We provide the third party with only the information necessary to carry out its responsibilities and only for that purpose. And we require these third

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 125

GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)(continued)

parties to treat your private information with the same high degree of confidentiality that we do. To alert you to other Guggenheim Investments products and services, we share your information within our family of affiliated companies. You may limit our sharing with affiliated companies as set out below. We may also share information with any successor to all or part of our business, or in connection with steps leading up to a merger or acquisition. For example, if part of our business was sold we may give customer information as part of that transaction. We may also share information about you with your consent.

We will release information about you if you direct us to do so, if we are compelled by law to do so, or in other circumstances as permitted by law (for example, to protect your account from fraud).

If you close your account(s) or become an inactive client or investor, we will continue to adhere to the privacy policies and practices described in this notice.

Opt-Out Provisions and Your Data Choices

The law allows you to “opt out” of certain kinds of information sharing with third parties. We do not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.

When you are no longer our client or investor, we continue to share your information as described in this notice, and you may contact us at any time to limit our sharing by sending an email to CorporateDataPrivacy@GuggenheimPartners.com.

European Union Data Subjects and certain others: In addition to the choices set forth above, residents of the European Union and certain other jurisdictions have certain rights to (1) request access to or rectification or deletion of information we collect about them, (2) request a restriction on the processing of their information, (3) object to the processing of their information, or (4) request the portability of certain information. To exercise these or other rights, please contact us using the contact information below. We will consider all requests and provide our response within the time period stated by applicable law. Please note, however, that certain information may be exempt from such requests in some circumstances, which may include if we need to keep processing your information for our legitimate interests or to comply with a legal obligation. We may request you provide us with information necessary to confirm your identity before responding to your request.

Residents of France and certain other jurisdictions may also provide us with instructions regarding the manner in which we may continue to store, erase and share your information after your death, and where applicable, the person you have designated to exercise these rights after your death.

How We Protect Privacy Online

We take steps to protect your privacy when you use our web site – www.guggenheiminvestments.com – by using secure forms of online communication, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These safeguards vary based

126 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)(concluded)

on the sensitivity of the information that we collect and store. However, we cannot and do not guarantee that these measures will prevent every unauthorized attempt to access, use, or disclose your information since despite our efforts, no Internet and/or other electronic transmissions can be completely secure. Our web site uses “http cookies”—tiny pieces of information that we ask your browser to store. We use cookies for session management and security features on the Guggenheim Investments web site. We do not use them to pull data from your hard drive, to learn your e-mail address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the legal information area on our web site for more details about web site security and privacy features.

How We Safeguard Your Personal Information and Data Retention

We restrict access to nonpublic personal information about you to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

We keep your information for no longer than necessary for the purposes for which it is processed. The length of time for which we retain information depends on the purposes for which we collected and use it and/or as required to comply with applicable laws. Information may persist in copies made for backup and business continuity purposes for additional time.

International Visitors

If you are not a resident of the United States, please be aware that your information may be transferred to, stored and processed in the United States where our servers are located and our databases are operated. The data protection and other laws of the United States and other countries might not be as comprehensive as those in your country.

In such cases, we ensure that a legal basis for such a transfer exists and that adequate protection is provided as required by applicable law, for example, by using standard contractual clauses or by transferring your data to a jurisdiction that has obtained an adequacy finding. Individuals whose data may be transferred on the basis of standard contractual clauses may contact us as described below.

We’ll Keep You Informed

If you have any questions or concerns about how we treat your personal data, we encourage you to consult with us first. You may also contact the relevant supervisory authority.

We reserve the right to modify this policy at any time and will inform you promptly of material changes. You may access our privacy policy from our web site at www.guggenheiminvestments.com. Should you have any questions regarding our privacy policy, contact us by email at CorporateDataPrivacy@GuggenheimPartners.com.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 127

This page intentionally left blank.

This page intentionally left blank.

3.31.2023

Guggenheim Funds Semi-Annual Report

Guggenheim Floating Rate Strategies Fund

GuggenheimInvestments.com	FR-SEMI-0323x0923

DEAR SHAREHOLDER	2
ECONOMIC AND MARKET OVERVIEW	4
ABOUT SHAREHOLDERS’ FUND EXPENSES	6
FLOATING RATE STRATEGIES FUND	9
NOTES TO FINANCIAL STATEMENTS	45
OTHER INFORMATION	62
INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	63
GUGGENHEIM INVESTMENTS PRIVACY NOTICE	71

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 1

March 31, 2023

Dear Shareholder:

Guggenheim Partners Investment Management, LLC (“GPIM” or the “Investment Adviser”), is pleased to present the shareholder report for Guggenheim Floating Rate Strategies Fund (the “Fund”) for the semiannual fiscal period ended March 31, 2023 (the “Reporting Period”).

The Investment Adviser is part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC (“Guggenheim”), a global, diversified financial services firm.

Guggenheim Funds Distributors, LLC is the distributor of the Fund. Guggenheim Funds Distributors, LLC is affiliated with Guggenheim and the Investment Adviser.

We encourage you to read the Economic and Market Overview section of the report, which follows this letter.

We are committed to providing innovative investment solutions and appreciate the trust you place in us.

Sincerely,

Guggenheim Partners Investment Management, LLC

April 30, 2023

Read a prospectus and summary prospectus (if available) carefully before investing. It contains the investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at guggenheiminvestments.com or call 800.820.0888.

This material is not intended as a recommendation or as investment advice of any kind, including in connection with rollovers, transfers, and distributions. Such material is not provided in a fiduciary capacity, may not be relied upon for or in connection with the making of investment decisions, and does not constitute a solicitation of an offer to buy or sell securities. All content has been provided for informational or educational purposes only and is not intended to be and should not be construed as legal or tax advice and/or a legal opinion. Always consult a financial, tax and/or legal professional regarding your specific situation.

2 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

March 31, 2023

Floating Rate Strategies Fund may not be suitable for all investors. ● Investments in floating rate senior secured syndicated bank loans and other floating rate securities involve special types of risks, including credit rate risk, interest rate risk, liquidity risk and prepayment risk. ● The Fund’s market value will change in response to interest rate changes and market conditions among other factors. In general, bond prices rise when interest rates fall and vice versa. ● The Fund’s exposure to high yield securities may subject the Fund to greater volatility. ● When market conditions are deemed appropriate, the Fund may use leverage to the full extent permitted by its investment policies and restrictions and applicable law. Leveraging will exaggerate the effect on net asset value of any increase or decrease in the market value of the Fund’s portfolio. ● The Fund may invest in derivative instruments, which may be more volatile and less liquid, increasing the risk of loss when compared to traditional securities. Certain of the derivative instruments are also subject to the risks of counterparty default and adverse tax treatment. ● Instruments and strategies (such as borrowing transactions and reverse repurchase agreements) may provide leveraged exposure to a particular investment, which will magnify any gains or losses on those investments. ● Investments in reverse repurchase agreements and synthetic instruments (such as synthetic collateralized debt obligations) expose the Fund to the many of the same risks as investments in derivatives. ● The Fund’s investments in other investment vehicles subject the Fund to those risks and expenses affecting the investment vehicle. ● The Fund’s investments in foreign securities carry additional risks when compared to U.S. securities, due to the impact of diplomatic, political or economic developments in the country in question (investments in emerging markets securities are generally subject to an even greater level of risk). ● The Fund’s investments in real estate securities subject the Fund to the same risks as direct investments in real estate, which is particularly sensitive to economic downturns. ● The Fund’s investments in restricted securities may involve financial and liquidity risk. ● The Fund is subject to active trading risks that may increase volatility and impact its ability to achieve its investment objective. ● You may have a gain or loss when you sell your shares. ● It is important to note that the Fund is not guaranteed by the U.S. government. ● Please read the prospectus for more detailed information regarding these and other risks.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 3

ECONOMIC AND MARKET OVERVIEW (Unaudited)	March 31, 2023

Developments in March 2023 highlighted the increasingly difficult place in which the U.S. Federal Reserve (the “Fed”) and other central banks find themselves as they work toward restoring price stability and maintaining financial stability. The collapse of Silicon Valley Bank and Signature Bank prompted banks to rush for liquidity support from the Fed, totaling $165 billion in the immediate aftermath. Overseas, the Swiss National Bank provided the equivalent of $54 billion in emergency liquidity to Credit Suisse before a deal was struck with rival UBS to buy it for $3.25 billion.

Heightened concerns about further bank stress and central banks’ ability to continue aggressively tightening monetary policy weighed heavily on market-implied expectations for the path of policy rates. Nevertheless, in March 2023 the Fed raised rates by 25 basis points and the European Central Bank raised rates by 50 basis points. One basis point equals 0.01%. We expect central banks will continue to raise rates over the next few months in their continuing effort to bring inflation to heel, despite the cracks in financial stability that are beginning to show.

While markets were volatile, data releases indicated that the U.S. economy is still on a relatively firm footing. March job growth came in at 236,000, well above the level needed to keep the unemployment rate from rising. Housing data has surprised to the upside, likely in response to the recent softening of mortgage rates. Meanwhile, the S&P Global U.S. composite Purchasing Managers’ Index (“PMI”) rose to a 10-month high, with strength especially evident in sub-indices for the service sector. Forward-looking data looks more concerning, however, with the Leading Economic Index turning down further, initial signs of job loss in the most cyclical and interest rate sensitive sectors, and business surveys souring on the economic outlook and plans for spending and hiring.

The Fed acknowledged in its March 2023 Federal Open Market Committee meeting statement that a contraction of credit emanating from volatility in the banking sector was likely to create new headwinds for the economy. In recognition of this new risk, the Fed’s updated Summary of Economic Projections showed a small downward revision of real gross domestic product growth this year, from 0.5% to 0.4%, followed by a larger downward revision for next year, from 1.6% to 1.2%. We continue to expect a recession could begin midway through the year.

For the Reporting Period, the S&P 500® Index* returned 15.62%. The MSCI Europe-Australasia-Far East (“EAFE”) Index* (gross) returned 27.52%. The return of the MSCI Emerging Markets Index* (gross) was 14.20%.

In the bond market, the Bloomberg U.S. Aggregate Bond Index* posted a 4.89% return for the Reporting Period, while the Bloomberg U.S. Corporate High Yield Index* returned 7.89%. The return of the ICE Bank of America (“BofA”) 3-Month U.S. Treasury Bill Index* was 1.94% for the six-month period.

4 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ECONOMIC AND MARKET OVERVIEW (Unaudited)(concluded)	March 31, 2023

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

*Index Definitions:

The following indices are referenced throughout this report. Indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees, or expenses.

Bloomberg U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, mortgage-backed securities or “MBS” (agency fixed-rate and hybrid adjustable-rate mortgage, or “ARM”, pass-throughs), asset-backed securities (“ABS”), and commercial mortgage-backed securities (“CMBS”) (agency and non-agency).

Bloomberg U.S. Corporate High Yield Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB +/BB + or below.

Credit Suisse Leveraged Loan Index tracks the investable market of the U.S. dollar denominated leveraged loan market. It consists of issues rated “5B” or lower, meaning that the highest rated issues included in this index are Moody’s/S&P ratings of Baa1/BB+ or Ba1/BBB+. All loans are funded term loans with a tenor of at least one year and are made by issuers domiciled in developed countries.

ICE BofA 3-Month U.S. Treasury Bill Index is an unmanaged market Index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

S&P 500® is a broad-based index, the performance of which is based on the performance of 500 widely held common stocks chosen for market size, liquidity, and industry group representation.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 5

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses, and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, other distributions, and exchange fees, and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning September 30, 2022 and ending March 31, 2023.

The following tables illustrate the Fund’s costs in two ways:

Table 1. Based on actual Fund return: This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fifth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return: This section is intended to help investors compare a fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

6 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(continued)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges (“CDSC”) on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about the Fund’s expenses, including annual expense ratios for periods up to five years (subject to the Fund’s inception date), can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 7

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(concluded)

	Expense Ratio[1]	Fund Return	Beginning Account Value September 30, 2022	Ending Account Value March 31, 2023	Expenses Paid During Period[2]
Table 1. Based on actual Fund return[3]
A-Class	1.02%	6.64%	$ 1,000.00	$ 1,066.40	$ 5.25
C-Class	1.77%	6.20%	1,000.00	1,062.00	9.10
P-Class	1.02%	6.63%	1,000.00	1,066.30	5.25
Institutional Class	0.78%	6.72%	1,000.00	1,067.20	4.02
R6-Class	0.74%	6.89%	1,000.00	1,068.90	3.82

Table 2. Based on hypothetical 5% return (before expenses)
A-Class	1.02%	5.00%	$ 1,000.00	$ 1,019.85	$ 5.14
C-Class	1.77%	5.00%	1,000.00	1,016.11	8.90
P-Class	1.02%	5.00%	1,000.00	1,019.85	5.14
Institutional Class	0.78%	5.00%	1,000.00	1,021.04	3.93
R6-Class	0.74%	5.00%	1,000.00	1,021.24	3.73

[1]	Annualized and excludes expenses of the underlying funds in which the Fund invests, if any.
[2]

Expenses are equal to the Fund’s annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

[3]	Actual cumulative return at net asset value for the period September 30, 2022 to March 31, 2023.

8 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 31, 2023

FLOATING RATE STRATEGIES FUND

OBJECTIVE: Seeks to provide a high level of current income while maximizing total return.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	November 30, 2011
C-Class	November 30, 2011
P-Class	May 1, 2015
Institutional Class	November 30, 2011
R6-Class	March 13, 2019

Ten Largest Holdings	(% of Total Net Assets)
SPDR Blackstone Senior Loan ETF	2.1%
Conair Holdings LLC, 8.91%	1.1%
Hunter Douglas, Inc., 8.37%	1.0%
Osmosis Holdings Australia II Pty Ltd., 8.48%	1.0%
Del Monte Foods, Inc., 9.11%	1.0%
Bombardier Recreational Products, Inc., 6.91%	0.9%
American Bath Group LLC, 8.41%	0.9%
First Brands Group LLC, 9.82%	0.9%
Polaris Newco LLC, 9.16%	0.9%
VC GB Holdings I Corp., 7.84%	0.9%
Top Ten Total	10.7%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 9

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(continued)	March 31, 2023

Average Annual Returns*

Periods Ended March 31, 2023

	6 Month†	1 Year	5 Year	10 Year
A-Class Shares	6.64%	2.89%	2.81%	3.30%
A-Class Shares with sales charge‡	3.45%	(0.22%)	2.19%	2.80%
C-Class Shares	6.20%	2.12%	2.05%	2.53%
C-Class Shares with CDSC§	5.20%	1.15%	2.05%	2.53%
Institutional Class Shares	6.72%	3.09%	3.05%	3.55%
Credit Suisse Leveraged Loan Index	5.52%	2.12%	3.55%	3.86%

	6 Month†	1 Year	5 Year	Since Inception (05/01/15)
P-Class Shares	6.63%	2.88%	2.81%	3.04%
Credit Suisse Leveraged Loan Index	5.52%	2.12%	3.55%	3.76%

	6 Month†	1 Year	Since Inception (03/13/19)
R6-Class Shares	6.89%	3.25%	3.28%
Credit Suisse Leveraged Loan Index	5.52%	2.12%	3.52%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Credit Suisse Leveraged Loan Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†	6 month returns are not annualized.
‡

Effective October 1, 2015, the maximum sales charge decreased from 4.75% to 3.00%. A 4.75% maximum sales charge is used in the calculation of the Average Annual Returns based on subscriptions made prior to October 1, 2015, and a 3.00% maximum sales charge is used to calculate performance for periods based on subscriptions made on or after October 1, 2015.

§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

10 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(concluded)	March 31, 2023

Portfolio Composition by Quality Rating[1]
Rating	% of Total Investments
Fixed Income Instruments
AAA	0.0%**
BBB	3.0%
BB	26.6%
B	63.2%
CCC	2.0%
CC	0.5%
NR2	1.1%
Other Instruments	3.6%
Total Investments	100.0%

[1]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled “NR” have been rated by Moody’s, Standard & Poor’s (“S&P”), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization (“NRSRO”). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating. Security ratings are determined at the time of purchase and may change thereafter.

[2]	NR (not rated) securities do not necessarily indicate low credit quality.
**	Less than 0.1%.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 11

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023
FLOATING RATE STRATEGIES FUND

	Shares	Value
COMMON STOCKS††† - 0.0%

Industrial - 0.0%
BP Holdco LLC*,1	244,278	$313,770
Vector Phoenix Holdings, LP*	244,278	58,370
API Heat Transfer Parent LLC*	4,994,727	500
Targus Inc*	12,773	377
Targus Inc*	12,773	377
Targus Inc*	12,773	127
Targus Inc*	12,773	1
Targus Inc*	12,773	1
Total Industrial		373,523

Energy - 0.0%
Permian Production Partners LLC*	401,481	65,726

Total Common Stocks
(Cost $1,532,979)		439,249

PREFERRED STOCKS†† - 0.0%
Financial - 0.0%
B Riley Financial, Inc.
6.75% due 05/31/24	401	9,524

Industrial - 0.0%
API Heat Transfer
Intermediate *,†††	618	—

Total Preferred Stocks
(Cost $503,945)		9,524

EXCHANGE-TRADED FUNDS† - 2.0%
SPDR Blackstone Senior Loan ETF	506,140	20,984,564
Total Exchange-Traded Funds
(Cost $21,171,482)		20,984,564

MONEY MARKET FUND† - 1.4%
Federated Hermes U.S. Treasury Cash Reserves Fund — Institutional Shares, 4.37%[2]	14,660,089	$14,660,089
Total Money Market Fund
(Cost $14,660,089)		14,660,089

	Face Amount~
SENIOR FLOATING RATE INTERESTS††,◊ - 90.0%
Industrial - 18.9%
Hunter Douglas, Inc.
8.37% (3 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 02/26/29	11,711,500	10,483,901
American Bath Group LLC
8.41% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 11/23/27	10,825,332	9,568,836
Arcline FM Holdings LLC
9.91% (3 Month USD LIBOR + 4.75%, Rate Floor: 5.50%) due 06/23/28	9,470,775	9,015,041
Park River Holdings, Inc.
8.00% (3 Month USD LIBOR + 3.25%, Rate Floor: 4.00%) due 12/28/27	9,785,923	8,978,584

12 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
FLOATING RATE STRATEGIES FUND

	Face Amount~	Value
Pelican Products, Inc.
9.41% (3 Month USD LIBOR + 4.25%, Rate Floor: 4.75%) due 12/29/28	9,050,955	$7,994,980
CPG International LLC
7.41% (1 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 04/28/29	6,965,000	6,866,306
Icebox Holdco III, Inc.
8.66% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.00%) due 12/22/28	7,183,714	6,763,898
Aegion Corp.
9.59% (1 Month USD LIBOR + 4.75%, Rate Floor: 5.50%) due 05/17/28	6,929,636	6,733,319
LTI Holdings, Inc.
8.34% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 09/08/25	6,883,987	6,634,443
PECF USS Intermediate Holding III Corp.
9.09% (1 Month USD LIBOR + 4.25%, Rate Floor: 4.75%) due 12/15/28	7,846,423	6,578,284
Alliance Laundry Systems LLC
8.31% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.25%) due 10/08/27	6,586,465	6,517,504
Titan Acquisition Ltd. (Husky)
8.15% (3 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 03/28/25	6,763,546	6,394,392
TricorBraun Holdings, Inc.
8.09% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.75%) due 03/03/28	6,205,312	6,049,062
Cushman & Wakefield US Borrower LLC
8.16% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 01/31/30	3,269,857	3,147,238
7.59% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 08/21/25	2,592,335	2,522,990
USIC Holding, Inc.
8.34% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.25%) due 05/12/28	5,277,156	5,096,836
Mirion Technologies, Inc.
7.48% (3 Month USD LIBOR + 2.75%, Rate Floor: 3.25%) due 10/20/28	5,074,444	5,031,616
White Cap Supply Holdings LLC
8.56% (1 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 10/19/27	4,987,406	4,923,517

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 13

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
FLOATING RATE STRATEGIES FUND

	Face Amount~	Value
Duran Group Holding GMBH
5.65% (6 Month EURIBOR + 3.75%, Rate Floor: 3.75%) due 03/29/24†††	EUR 3,791,039	$4,113,094
6.34% (6 Month EURIBOR + 3.75%, Rate Floor: 3.75%) due 12/20/24†††	EUR 736,721	799,307
Transdigm, Inc.
8.15% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 08/24/28	4,911,727	4,893,309
Pro Mach Group, Inc.
8.84% (1 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 08/31/28	4,346,229	4,319,674
STS Operating, Inc. (SunSource)
9.09% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 12/11/24	4,021,008	3,967,408
Engineered Machinery Holdings, Inc.
8.66% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.25%) due 05/19/28	3,920,076	3,860,059
US Farathane LLC
9.41% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 12/23/24	4,099,063	3,783,968
DG Investment Intermediate Holdings 2, Inc.
8.56% (1 Month Term SOFR + 3.75%, Rate Floor: 4.50%) due 03/31/28	3,831,877	3,714,277
Hillman Group, Inc.
7.59% (1 Month USD LIBOR + 2.75%, Rate Floor: 3.25%) due 07/14/28	3,644,500	3,607,290
Osmose Utility Services, Inc.
8.09% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.75%) due 06/23/28	3,487,563	3,341,085
Berlin Packaging LLC
8.44% ((1 Month USD LIBOR + 3.75%) and (3 Month USD LIBOR + 3.75%), Rate Floor: 4.25%) due 03/13/28	3,398,250	3,340,616
Quikrete Holdings, Inc.
7.84% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 06/12/28	2,945,126	2,905,690
DXP Enterprises, Inc.
9.95% (6 Month Term SOFR + 5.25%, Rate Floor: 5.25%) due 12/23/27	2,885,242	2,811,668
Ravago Holdings America, Inc.
7.66% (3 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 03/06/28	2,793,000	2,730,158

14 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
FLOATING RATE STRATEGIES FUND

	Face Amount~	Value
API Heat Transfer
14.67% (3 Month USD LIBOR, Rate Floor: 0.00%) (in-kind rate was 14.67%) due 01/01/24†††,3	4,054,580	$2,108,382
14.67% (3 Month USD LIBOR, Rate Floor: 0.00%) (in-kind rate was 14.67%) due 10/02/23†††,3	723,391	614,882
Brown Group Holding LLC
7.41% (1 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 06/07/28	2,705,828	2,678,770
Standard Industries, Inc.
7.12% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 09/22/28	2,522,000	2,505,607
Mileage Plus Holdings LLC
10.21% (3 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 06/21/27	2,380,000	2,466,584
United Airlines, Inc.
8.57% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 04/21/28	2,320,307	2,300,004
Anchor Packaging LLC
8.84% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 07/18/26	2,315,078	2,248,519
Air Canada
8.37% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.25%) due 08/11/28	2,183,500	2,174,635
Charter Next Generation, Inc.
8.67% (1 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 12/01/27	2,159,033	2,128,677
Beacon Roofing Supply, Inc.
7.09% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 05/19/28	2,124,594	2,109,552
TK Elevator Midco GmbH
8.60% (6 Month USD LIBOR + 3.50%, Rate Floor: 4.00%) due 07/30/27	1,857,675	1,807,165
Protective Industrial Products, Inc.
8.84% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 12/29/27	1,827,586	1,685,948
Sundyne (Star US Bidco)
9.09% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 03/17/27	1,468,940	1,419,980
YAK MAT (YAK ACCESS LLC)
due 07/10/26[5]	2,550,000	135,991
Total Industrial		193,873,046

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 15

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
FLOATING RATE STRATEGIES FUND

	Face Amount~	Value
Consumer, Non-cyclical - 18.6%
Osmosis Holdings Australia II Pty Ltd.
8.48% (1 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 07/30/28	10,205,532	$9,816,497
Del Monte Foods, Inc.
9.11% (1 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 05/16/29	9,975,000	9,692,408
Bombardier Recreational Products, Inc.
6.91% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 05/24/27	9,902,212	9,611,384
VC GB Holdings I Corp.
7.84% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.50%) due 07/21/28	9,825,625	9,293,371
Medical Solutions Parent Holdings, Inc.
8.24% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 11/01/28	9,214,175	8,941,620
Hayward Industries, Inc.
7.34% (1 Month USD LIBOR + 2.50%, Rate Floor: 3.00%) due 05/30/28	7,663,500	7,433,595
Triton Water Holdings, Inc.
8.66% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.00%) due 03/31/28	7,860,013	7,024,886
Kronos Acquisition Holdings, Inc.
8.70% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.25%) due 12/22/26	7,301,000	7,000,856
Medline Borrower LP
8.09% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.75%) due 10/23/28	7,128,000	6,942,030
Electron BidCo, Inc.
7.84% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.76%) due 11/01/28	7,049,289	6,936,007
National Mentor Holdings, Inc.
8.68% ((1 Month Term SOFR + 3.75%) and (3 Month Term SOFR + 3.75%), Rate Floor: 3.75%) due 03/02/28	8,776,920	6,660,716
8.75% (3 Month Term SOFR + 3.75%, Rate Floor: 4.50%) due 03/02/28	276,228	209,627
Quirch Foods Holdings LLC
9.68% (1 Month Term SOFR + 4.50%, Rate Floor: 5.50%) due 10/27/27	6,668,962	6,127,109

16 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
FLOATING RATE STRATEGIES FUND

	Face Amount~	Value
HAH Group Holding Co. LLC
9.91% (1 Month Term SOFR + 5.00%, Rate Floor: 5.00%) due 10/29/27	6,237,000	$6,060,306
Grifols Worldwide Operations USA, Inc.
6.84% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 11/15/27	6,030,304	5,904,693
Mission Veterinary Partners
8.84% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 04/27/28	6,409,925	5,897,131
Weber-Stephen Products LLC
8.09% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.00%) due 10/29/27	6,419,920	5,499,239
Froneri US, Inc.
7.41% (3 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 01/29/27	5,464,877	5,379,734
Dermatology Intermediate Holdings III, Inc.
8.93% (3 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 04/02/29	4,381,692	4,283,104
8.93% (3 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 03/30/29	795,540	777,641
Phoenix Newco, Inc.
8.09% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.75%) due 11/15/28	4,950,000	4,886,887
Chefs’ Warehouse, Inc.
9.66% (1 Month Term SOFR + 4.75%, Rate Floor: 4.75%) due 08/23/29	4,825,750	4,797,616
DaVita, Inc.
6.59% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 08/12/26	4,814,371	4,738,160
Southern Veterinary Partners LLC
8.84% (1 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 10/05/27	4,711,261	4,530,679
Perrigo Investments LLC
7.16% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 04/20/29	4,456,275	4,417,283
KDC US Holdings, Inc.
8.59% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 12/22/25	4,463,451	4,310,935
Resonetics LLC
9.10% (6 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 04/28/28	3,563,819	3,412,357

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 17

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
FLOATING RATE STRATEGIES FUND

	Face Amount~	Value
Sigma Holding BV (Flora Food)
6.24% (6 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 07/02/25	EUR 3,000,000	$3,038,863
CHG PPC Parent LLC
7.88% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.50%) due 12/08/28†††	3,019,500	2,981,756
Elanco Animal Health, Inc.
6.41% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 08/02/27	2,945,674	2,877,305
Topgolf Callaway Brands Corp.
due 03/09/30	2,880,000	2,858,861
Recess Holdings, Inc.
8.58% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 09/30/24	2,492,196	2,482,850
Energizer Holdings, Inc.
7.12% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 12/22/27	2,496,125	2,471,164
Pearl Intermediate Parent LLC
8.34% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.25%) due 02/14/25	2,510,969	2,419,319
TGP Holdings LLC
8.08% (3 Month USD LIBOR + 3.25%, Rate Floor: 4.00%) due 06/29/28	3,050,703	2,404,869
Arctic Glacier Group Holdings, Inc.
8.66% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 03/20/24	2,272,564	2,038,218
Blue Ribbon LLC
10.66% (1 Month USD LIBOR + 6.00%, Rate Floor: 6.75%) due 05/08/28	2,656,410	1,952,461
Cambrex Corp.
8.41% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 12/04/26	1,830,975	1,806,257
Endo Luxembourg Finance Company I SARL
14.00% (Commercial Prime Lending Rate + 6.00%, Rate Floor: 7.75%) due 03/27/28	1,896,000	1,453,606
Upstream Newco, Inc.
9.41% (3 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 11/20/26	736,875	577,835
Mamba Purchaser, Inc.
8.34% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.00%) due 10/16/28	314,571	309,592
Total Consumer, Non-cyclical		190,258,827

18 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
FLOATING RATE STRATEGIES FUND

	Face Amount~	Value
Consumer, Cyclical - 14.9%
First Brands Group LLC
9.82% (3 Month Term SOFR + 5.00%, Rate Floor: 5.00%) due 03/30/27	11,922,897	$11,431,632
Fertitta Entertainment LLC
8.81% (1 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 01/29/29	9,405,000	9,243,610
Packers Holdings LLC
8.09% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 03/09/28	8,947,081	8,069,194
Truck Hero, Inc.
8.59% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 01/31/28	8,890,229	7,871,854
WIRB - Copernicus Group, Inc.
8.95% (3 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 01/08/27	7,313,654	6,897,727
Congruex Group LLC
10.58% (3 Month Term SOFR + 5.75%, Rate Floor: 5.75%) due 05/03/29†††	6,947,500	6,721,706
Mavis Tire Express Services TopCo Corp.
8.92% (1 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 05/04/28	6,808,205	6,662,442
Eagle Parent Corp.
9.15% (3 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 04/02/29	6,311,250	6,228,951
PetSmart LLC
8.66% (1 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 02/11/28	6,254,750	6,202,648
Thevelia US LLC
9.05% (3 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 06/18/29	6,239,069	6,051,897
Zephyr Bidco Ltd.
8.71% (1 Month GBP SONIA + 4.75%, Rate Floor: 4.75%) due 07/23/25	GBP 5,265,000	6,043,477
American Tire Distributors, Inc.
11.07% (3 Month USD LIBOR + 6.25%, Rate Floor: 7.00%) due 10/20/28	6,930,000	6,033,466
Scientific Games Holdings, LP
8.10% (3 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 04/04/29	5,920,250	5,826,828
1011778 BC Unlimited Liability Co.
6.59% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 11/19/26	5,718,484	5,656,553

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 19

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
FLOATING RATE STRATEGIES FUND

	Face Amount~	Value
EG Finco Ltd.
6.75% (3 Month EURIBOR + 4.00%, Rate Floor: 4.00%) due 02/07/25	EUR 3,281,205	$3,320,863
8.84% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 02/07/25	759,607	724,475
Power Solutions (Panther)
8.09% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 04/30/26	3,867,314	3,838,309
Alterra Mountain Co.
8.34% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.00%) due 08/17/28	3,597,851	3,579,862
Galaxy US Opco, Inc.
9.56% (1 Month Term SOFR + 4.75%, Rate Floor: 4.75%) due 04/30/29	3,980,000	3,512,350
Rent-A-Center, Inc.
8.13% (3 Month USD LIBOR + 3.25%, Rate Floor: 3.75%) due 02/17/28	3,077,842	3,039,369
Michaels Stores, Inc.
9.41% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.00%) due 04/15/28	3,219,887	2,948,032
Stars Group (Amaya)
7.41% (3 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 07/21/26	2,950,926	2,945,408
Penn National Gaming, Inc.
7.66% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 05/03/29	2,769,025	2,759,334
Guardian US HoldCo LLC
8.68% (1 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 01/31/30	2,750,000	2,709,905
Entain Holdings (Gibraltar) Ltd.
7.44% (6 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 03/29/27	2,681,010	2,671,626
TTF Holdings Intermediate LLC
8.88% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 03/31/28†††	2,661,120	2,651,141
AlixPartners, LLP
7.61% (1 Month USD LIBOR + 2.75%, Rate Floor: 3.25%) due 02/04/28	2,500,147	2,488,421
Peloton Interactive, Inc.
11.76% (6 Month Term SOFR + 7.00%, Rate Floor: 7.00%) due 05/25/27	2,481,250	2,466,784
Hanesbrands, Inc.
due 03/08/30†††	2,450,000	2,437,750

20 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
FLOATING RATE STRATEGIES FUND

	Face Amount~	Value
Seren BidCo AB
8.45% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.00%) due 11/16/28	2,172,500	$2,141,281
BCPE Empire Holdings, Inc.
9.53% (1 Month Term SOFR + 4.63%, Rate Floor: 4.63%) due 06/11/26	2,029,500	2,001,229
Alexander Mann
8.43% (1 Month GBP SONIA + 5.00%, Rate Floor: 5.00%) due 06/16/25	GBP 1,540,000	1,793,826
Caesars Entertainment, Inc.
8.16% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 02/06/30	1,700,000	1,689,137
Sweetwater Sound
9.13% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.00%) due 08/05/28	1,203,097	1,136,926
American Trailer World Corp.
8.66% (1 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 03/03/28	1,085,951	942,964
WW International, Inc.
8.35% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.00%) due 04/13/28	1,653,750	940,570
Petco Health And Wellness Company, Inc.
8.41% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 03/03/28	407,714	400,069
SHO Holding I Corp.
10.08% (3 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 04/26/24	554,199	383,783
10.06% (3 Month USD LIBOR + 5.23%, Rate Floor: 6.23%) due 04/29/24	9,357	6,480
New Trojan Parent, Inc.
7.97% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.75%) due 01/06/28	206,653	139,621
Total Consumer, Cyclical		152,611,500

Technology - 12.5%
Conair Holdings LLC
8.91% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.25%) due 05/17/28	11,946,941	10,871,716
Polaris Newco LLC
9.16% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.50%) due 06/02/28	10,236,924	9,312,734
Misys Ltd.
8.33% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 06/13/24	9,193,254	8,571,882

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 21

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
FLOATING RATE STRATEGIES FUND

	Face Amount~	Value
Ascend Learning LLC
8.41% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 12/11/28	8,986,250	$8,278,583
Athenahealth Group, Inc.
8.26% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 02/15/29	8,644,499	8,082,606
Emerald TopCo, Inc. (Press Ganey)
8.34% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 07/24/26	8,484,921	7,906,928
Peraton Corp.
8.59% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 02/01/28	7,455,769	7,347,064
CoreLogic, Inc.
8.38% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.00%) due 06/02/28	8,587,521	7,302,485
RealPage, Inc.
7.84% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.50%) due 04/24/28	6,993,500	6,771,666
Boxer Parent Company, Inc.
8.59% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 10/02/25	6,012,835	5,928,294
Atlas CC Acquisition Corp.
9.40% (3 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 05/25/28	6,787,262	5,812,815
Wrench Group LLC
9.16% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 04/30/26	5,426,005	5,270,008
Sabre GLBL, Inc.
9.91% (1 Month Term SOFR + 5.00%, Rate Floor: 5.00%) due 06/30/28	3,379,891	2,892,612
8.34% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.00%) due 12/17/27	1,375,500	1,160,001
CCC Intelligent Solutions, Inc.
7.09% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.75%) due 09/21/28	3,940,075	3,901,502
Epicor Software
8.09% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.00%) due 07/30/27	3,683,879	3,611,859
Taxware Holdings (Sovos Compliance LLC)
9.34% (1 Month USD LIBOR + 4.50%, Rate Floor: 5.00%) due 08/11/28	3,755,298	3,548,757

22 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
FLOATING RATE STRATEGIES FUND

	Face Amount~	Value
Park Place Technologies, LLC
9.91% (1 Month Term SOFR + 5.00%, Rate Floor: 6.00%) due 11/10/27	3,619,580	$3,463,178
Project Ruby Ultimate Parent Corp.
8.09% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.00%) due 03/10/28	3,430,000	3,294,035
Entegris, Inc.
7.62% ((1 Month Term SOFR + 2.75%) and (3 Month Term SOFR + 2.75%), Rate Floor: 2.75%) due 07/06/29	3,250,000	3,248,635
CDK Global, Inc.
9.15% (3 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 07/06/29	2,992,500	2,979,273
Verscend Holding Corp.
8.84% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 08/27/25	2,984,810	2,977,975
Indicor LLC
9.40% (1 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 11/22/29	2,915,000	2,888,969
World Wide Technology Holding Co. LLC
8.02% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 03/01/30†††	1,570,000	1,562,150
Imprivata, Inc.
9.06% (1 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 12/01/27	645,125	632,222
Total Technology		127,617,949

Financial - 10.6%
AqGen Island Holdings, Inc.
8.38% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.00%) due 08/02/28	9,140,546	8,854,904
NFP Corp.
8.09% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 02/15/27	7,647,945	7,445,580
Jane Street Group LLC
7.59% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 01/26/28	7,233,500	7,103,297
AmWINS Group, Inc.
7.09% (1 Month USD LIBOR + 2.25%, Rate Floor: 3.00%) due 02/21/28	6,872,295	6,780,893
Teneo Holdings LLC
10.16% (1 Month Term SOFR + 5.25%, Rate Floor: 5.25%) due 07/11/25	6,676,337	6,586,607

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 23

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
FLOATING RATE STRATEGIES FUND

	Face Amount~	Value
Aretec Group, Inc.
9.16% (1 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 10/01/25	3,401,427	$3,372,719
4.50% (1 Month Term SOFR + 4.60%, Rate Floor: 4.60%) due 03/07/30	2,629,588	2,581,940
FleetCor Technologies Operating Company LLC
6.59% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 04/28/28	5,983,450	5,940,070
USI, Inc.
8.65% (3 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 11/22/29	5,535,755	5,509,073
Duff & Phelps
8.65% (3 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 04/09/27	4,910,410	4,746,746
Citadel Securities, LP
7.42% (1 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 02/02/28	4,410,000	4,363,166
Focus Financial Partners, LLC
8.06% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 06/30/28	4,228,750	4,180,585
Nexus Buyer LLC
8.59% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 11/09/26	4,613,074	4,161,638
Franchise Group, Inc.
9.56% (3 Month USD LIBOR + 4.75%, Rate Floor: 5.50%) due 03/10/26	3,955,564	3,822,064
Alliant Holdings Intermediate LLC
8.35% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 11/05/27	3,570,343	3,523,679
Ryan Specialty Group LLC
7.91% (1 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 09/01/27	3,510,000	3,496,838
Virtu Financial
7.86% (1 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 01/12/29	3,564,000	3,427,000
Apex Group Treasury LLC
8.56% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.25%) due 07/27/28	3,447,500	3,352,694
Cobham Ultra SeniorCo SARL
8.56% (6 Month USD LIBOR + 3.50%, Rate Floor: 4.00%) due 08/06/29	3,283,500	3,206,206

24 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
FLOATING RATE STRATEGIES FUND

	Face Amount~	Value
Asurion LLC
9.16% (1 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 08/20/28	3,190,000	$2,949,761
Blackstone Mortgage Trust, Inc.
8.31% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 05/09/29	3,205,228	2,924,770
HighTower Holding LLC
8.82% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 04/21/28	2,659,500	2,506,579
HarbourVest Partners, LP
7.08% (3 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 03/03/25	2,089,821	2,084,596
Apex Group Treasury LLC
9.66% (3 Month Term SOFR + 5.00%, Rate Floor: 5.00%) due 07/27/28†††	2,094,750	2,068,566
Zodiac Pool Solutions LLC
6.91% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 01/29/29	1,678,750	1,650,564
HUB International Ltd.
8.06% (3 Month USD LIBOR + 3.25%, Rate Floor: 4.00%) due 04/25/25	1,458,486	1,453,542
Total Financial		108,094,077

Communications - 8.8%
Xplornet Communications, Inc.
8.84% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.50%) due 10/02/28	10,777,727	8,662,598
Zayo Group Holdings, Inc.
7.84% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 03/09/27	6,648,468	5,382,998
9.06% (1 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 03/09/27	3,960,000	3,110,580
McGraw Hill LLC
9.82% ((3 Month USD LIBOR + 4.75%) and (6 Month USD LIBOR + 4.75%), Rate Floor: 5.25%) due 07/28/28	8,573,450	7,992,599
Virgin Media Bristol LLC
7.18% (1 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 01/31/28	7,916,233	7,773,741

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 25

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
FLOATING RATE STRATEGIES FUND

	Face Amount~	Value
Ziggo Financing Partnership
7.18% (1 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 04/28/28	6,685,000	$6,592,145
Playtika Holding Corp.
7.59% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 03/13/28	6,449,936	6,398,079
CSC Holdings LLC
9.33% (1 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 01/17/28	6,762,075	6,244,776
Titan AcquisitionCo New Zealand Ltd. (Trade Me)
9.16% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.50%) due 10/18/28	6,412,557	6,228,196
Cengage Learning Acquisitions, Inc.
9.88% (3 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 07/14/26	5,106,278	4,720,141
Altice France SA
10.17% (3 Month Term SOFR + 5.50%, Rate Floor: 5.50%) due 08/15/28†††	4,942,340	4,695,223
Authentic Brands
9.16% (6 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 12/21/28	4,292,593	4,236,789
Telenet Financing USD LLC
6.68% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 04/28/28	4,000,000	3,915,840
Radiate Holdco LLC
8.09% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.00%) due 09/25/26	4,627,919	3,770,088
WMG Acquisition Corp.
6.97% (1 Month USD LIBOR + 2.13%, Rate Floor: 2.13%) due 01/20/28	3,500,000	3,455,865
Recorded Books, Inc.
8.79% (1 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 08/29/25	2,200,000	2,185,700
Level 3 Financing, Inc.
6.67% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 03/01/27	2,588,000	2,176,068
UPC Broadband Holding BV
7.61% (1 Month USD LIBOR + 2.93%, Rate Floor: 2.93%) due 01/31/29	1,464,906	1,432,253
Cincinnati Bell, Inc.
8.16% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 11/22/28	987,500	964,669
Total Communications		89,938,348

26 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
FLOATING RATE STRATEGIES FUND

	Face Amount~	Value
Basic Materials - 4.0%
CTEC III GmbH
6.45% (3 Month EURIBOR + 3.75%, Rate Floor: 3.75%) due 03/16/29	EUR 7,500,000	$7,711,810
Illuminate Buyer LLC
8.34% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 06/30/27	7,600,173	7,464,814
Diamond BC BV
7.58% (3 Month USD LIBOR + 2.75%, Rate Floor: 3.25%) due 09/29/28	5,233,750	5,210,041
Ascend Performance Materials Operations LLC
9.71% (6 Month Term SOFR + 4.75%, Rate Floor: 4.75%) due 08/27/26	3,360,070	3,298,111
NIC Acquisition Corp.
8.91% (3 Month Term SOFR + 3.75%, Rate Floor: 4.50%) due 12/29/27	3,528,762	2,674,801
INEOS Ltd.
7.59% (1 Month USD LIBOR + 2.75%, Rate Floor: 3.25%) due 01/29/26	2,554,500	2,523,846
Vantage Specialty Chemicals, Inc.
9.60% (1 Month Term SOFR + 4.75%, Rate Floor: 4.75%) due 10/26/26	2,269,313	2,175,703
GrafTech Finance, Inc.
7.84% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.50%) due 02/12/25†††	1,921,721	1,912,112
W.R. Grace Holdings LLC
8.94% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.25%) due 09/22/28	1,728,125	1,710,844
DCG Acquisition Corp.
9.41% (1 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 09/30/26	1,687,158	1,632,326
Trinseo Materials Operating S.C.A.
7.34% (1 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 05/03/28	1,572,000	1,408,622
Ineos US Finance LLC
3.75% (1 Month Term SOFR + 3.85%, Rate Floor: 3.85%) due 02/09/30	1,370,000	1,360,944
Nouryon USA LLC
4.00% (1 Month Term SOFR + 4.10%, Rate Floor: 4.10%) due 03/02/28	1,355,000	1,349,919
Total Basic Materials		40,433,893

Energy - 1.4%
AL GCX Holdings LLC
8.53% (3 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 05/17/29	3,614,166	3,564,471

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 27

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
FLOATING RATE STRATEGIES FUND

	Face Amount~	Value
TransMontaigne Operating Company LP
8.31% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.00%) due 11/17/28	3,621,887	$3,563,683
Par Petroleum LLC
9.24% (3 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 02/28/30	3,220,000	3,155,600
Traverse Midstream Partners LLC
8.73% (1 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 02/06/28	2,139,844	2,100,621
UGI Energy Services LLC
8.16% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 02/22/30	1,596,258	1,574,980
Permian Production Partners LLC
12.85% (1 Month USD LIBOR + 6.00%, Rate Floor: 10.85%) (in-kind rate was 2.00%) due 11/24/25†††,3	814,889	810,814
Total Energy		14,770,169

Utilities - 0.3%
Granite Generation LLC
8.59% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 11/09/26	3,308,417	3,104,751
Total Senior Floating Rate Interests
(Cost $968,543,924)		920,702,560

CORPORATE BONDS†† - 4.1%
Consumer, Non-cyclical - 2.1%
Sotheby’s
7.38% due 10/15/27[4]	2,875,000	2,719,549
CPI CG, Inc.
8.63% due 03/15/26[4]	2,689,000	2,662,110
Cheplapharm Arzneimittel GmbH
5.50% due 01/15/28[4]	2,975,000	2,648,434
Legends Hospitality Holding Company LLC / Legends Hospitality Co-Issuer, Inc.
5.00% due 02/01/26[4]	2,875,000	2,572,722
ADT Security Corp.
4.13% due 08/01/29[4]	2,875,000	2,563,896
Tenet Healthcare Corp.
4.38% due 01/15/30	2,800,000	2,513,000
Nathan’s Famous, Inc.
6.63% due 11/01/25[4]	2,279,000	2,267,605
WW International, Inc.
4.50% due 04/15/29[4]	2,875,000	1,545,313
HCA, Inc.
4.50% due 02/15/27	1,500,000	1,464,666
Total Consumer, Non-cyclical		20,957,295

Communications - 0.9%
VZ Secured Financing BV
5.00% due 01/15/32[4]	3,500,000	2,855,003
LCPR Senior Secured Financing DAC
6.75% due 10/15/27[4]	2,875,000	2,715,437
Altice France S.A.
5.50% due 10/15/29[4]	2,850,000	2,179,269
McGraw-Hill Education, Inc.
5.75% due 08/01/28[4]	1,575,000	1,370,250
Total Communications		9,119,959

28 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
FLOATING RATE STRATEGIES FUND

	Face Amount~	Value
Consumer, Cyclical - 0.4%
Fertitta Entertainment LLC / Fertitta Entertainment Finance Company, Inc.
4.63% due 01/15/29[4]	5,000,000	$4,388,500

Industrial - 0.4%
New Enterprise Stone & Lime Company, Inc.
5.25% due 07/15/28[4]	2,875,000	2,541,196
Brundage-Bone Concrete Pumping Holdings, Inc.
6.00% due 02/01/26[4]	1,412,000	1,323,679
Total Industrial		3,864,875

Basic Materials - 0.2%
WR Grace Holdings LLC
4.88% due 06/15/27[4]	1,975,000	1,903,722
Mirabela Nickel Ltd.
due 06/24/19†††,5,6	1,279,819	60,792
Total Basic Materials		1,964,514

Financial - 0.1%
Hunt Companies, Inc.
5.25% due 04/15/29[4]	1,850,000	1,445,760
Total Corporate Bonds
(Cost $48,267,072)		41,740,903

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 0.9%
Residential Mortgage-Backed Securities - 0.9%
RALI Series Trust
2006-QO6, 5.21% (1 Month USD LIBOR + 0.36%, Rate Floor: 0.36%) due 06/25/46◊	10,472,375	2,338,722
2006-QO2, 5.29% (1 Month USD LIBOR + 0.44%, Rate Floor: 0.44%) due 02/25/46◊	416,751	82,070
Washington Mutual Mortgage Pass-Through Certificates Trust
2007-OA6, 3.95% (1 Year CMT Rate + 0.81%, Rate Floor: 0.81%) due 07/25/47◊	2,332,118	1,822,363
Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust
2006-AR9, 3.98% (1 Year CMT Rate + 0.84%, Rate Floor: 0.84%) due 11/25/46◊	1,577,659	1,259,056
American Home Mortgage Assets Trust
2006-4, 5.06% (1 Month USD LIBOR + 0.21%, Rate Floor: 0.21%) due 10/25/46◊	2,263,336	1,204,804
Lehman XS Trust Series
2006-16N, 5.23% (1 Month USD LIBOR + 0.38%, Rate Floor: 0.38%) due 11/25/46◊	1,271,325	1,051,772
Nomura Resecuritization Trust
2015-4R, 2.60% (1 Month USD LIBOR + 0.43%, Rate Floor: 0.43%) due 03/26/36◊,4	636,075	572,861

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 29

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
FLOATING RATE STRATEGIES FUND

	Face Amount~	Value
Alliance Bancorp Trust
2007-OA1, 5.33% (1 Month USD LIBOR + 0.48%, Rate Floor: 0.48%) due 07/25/37◊	358,760	$297,769
Morgan Stanley Re-REMIC Trust
2010-R5, 3.22% due 06/26/36[4]	273,919	235,989
New Century Home Equity Loan Trust
2004-4, 5.64% (1 Month USD LIBOR + 0.80%, Rate Cap/Floor: 12.50%/0.80%) due 02/25/35◊	147,503	139,397
GSAA Home Equity Trust
2007-7, 5.39% (1 Month USD LIBOR + 0.54%, Rate Floor: 0.54%) due 07/25/37◊	123,111	115,660
Total Residential Mortgage-Backed Securities		9,120,463

Total Collateralized Mortgage Obligations
(Cost $12,501,129)		9,120,463

ASSET-BACKED SECURITIES†† - 0.1%
Collateralized Loan Obligations - 0.1%
Octagon Loan Funding Ltd.
2014-1A SUB, due 11/18/31[4,7]	2,071,948	559,320
Treman Park CLO Ltd.
2015-1A COM, due 10/20/28[4,7]	977,702	25,909
Avery Point II CLO Ltd.
2013-3X COM , due 01/18/25[7]	1,361,673	9,355
OHA Credit Partners IX Ltd.
2013-9A ACOM, due 10/20/25[4,7]	1,808,219	2,080
Total Collateralized Loan Obligations		596,664

Total Asset-Backed Securities
(Cost $173,720)		596,664

Total Investments - 98.5%
(Cost $1,067,354,340)		$1,008,254,016
Other Assets & Liabilities, net - 1.5%		15,013,672
Total Net Assets - 100.0%		$1,023,267,688

Forward Foreign Currency Exchange Contracts††
Counterparty	Currency	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation (Depreciation)
Barclays Bank plc	GBP	Buy	97,000	119,658 USD	04/17/23	$45
Barclays Bank plc	GBP	Sell	6,529,000	7,957,023 USD	04/17/23	(100,018)
Barclays Bank plc	EUR	Sell	17,812,000	19,159,033 USD	04/17/23	(180,298)
						$(280,271)

30 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
FLOATING RATE STRATEGIES FUND

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
◊

Variable rate security. Rate indicated is the rate effective at March 31, 2023. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

[1]	Affiliated issuer.
[2]	Rate indicated is the 7-day yield as of March 31, 2023.
[3]	Payment-in-kind security.
[4]

Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $39,098,604 (cost $48,099,917), or 3.8% of total net assets.

[5]	Security is in default of interest and/or principal obligations.
[6]

Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $60,792 (cost $1,160,811), or less than 0.01% of total net assets — See Note 9.

[7]	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
CMT — Constant Maturity Treasury
EUR — Euro
EURIBOR — European Interbank Offered Rate
GBP — British Pound
LIBOR — London Interbank Offered Rate
plc — Public Limited Company
REMIC — Real Estate Mortgage Investment Conduit
SARL — Société à Responsabilité Limitée
SOFR — Secured Overnight Financing Rate
SONIA — Sterling Overnight Index Average

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 31

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
FLOATING RATE STRATEGIES FUND

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2023 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$—	$—	$439,249		$439,249
Preferred Stocks	—	9,524	—	*	9,524
Exchange-Traded Funds	20,984,564	—	—		20,984,564
Money Market Fund	14,660,089	—	—		14,660,089
Senior Floating Rate Interests	—	887,225,677	33,476,883		920,702,560
Corporate Bonds	—	41,680,111	60,792		41,740,903
Collateralized Mortgage Obligations	—	9,120,463	—		9,120,463
Asset-Backed Securities	—	596,664	—		596,664
Forward Foreign Currency Exchange Contracts**	—	45	—		45
Total Assets	$35,644,653	$938,632,484	$33,976,924		$1,008,254,061

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Forward Foreign Currency Exchange Contracts**	$—	$280,316	$—	$280,316
Unfunded Loan Commitments (Note 8)	—	—	96,159	96,159
Total Liabilities	$—	$280,316	$96,159	$376,475

*	Security has a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

32 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
FLOATING RATE STRATEGIES FUND

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at March 31, 2023	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average*
Assets:
Common Stocks	$437,866	Enterprise Value	Valuation Multiple	2.7x-9.5x	3.7x
Common Stocks	1,383	Model Price	Liquidation Value	—	—
Corporate Bonds	60,792	Third Party Pricing	Broker Quote	—	—
Senior Floating Rate Interests	25,841,218	Third Party Pricing	Broker Quote	—	—
Senior Floating Rate Interests	4,912,401	Yield Analysis	Yield	10.7%	—
Senior Floating Rate Interests	2,723,264	Model Price	Purchase Price	—	—
Total Assets	$33,976,924

Liabilities:
Unfunded Loan Commitments	$96,159	Model Price	Purchase Price	—	—

*	Inputs are weighted by the fair value of the instruments.

Significant changes in a quote, yield, liquidation value or valuation multiple would generally result in significant changes in the fair value of the security. Any remaining Level 3 securities held by the Fund and excluded from the table above, were not considered material to the Fund.

The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended March 31, 2023, the Fund had securities with a total value of $9,502,227 transfer into Level 3 from Level 2 due to a lack of observable inputs and had securities with a total value of $52,545,553 transfer out of Level 3 into Level 2 due to the availability of current and reliable market-based data provided by a third-party pricing service which utilizes significant observable inputs.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 33

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	March 31, 2023
FLOATING RATE STRATEGIES FUND

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended March 31, 2023:

	Assets				Liabilities
	Corporate Bonds	Senior Floating Rate Interests	Common Stocks	Total Assets	Unfunded Loan Commitments
Beginning Balance	$—	$71,470,738	$568,337	$72,039,075	$(542,584)
Purchases/(Receipts)	—	6,443,232	1,665	6,444,897	(37,840)
(Sales, maturities and paydowns)/Fundings	—	(2,211,078)	(34,345)	(2,245,423)	(22,433)
Amortization of premiums/discounts	—	170,562	—	170,562	28,297
Total realized gains (losses) included in earnings	—	(90,211)	29,321	(60,890)	93,775
Total change in unrealized appreciation (depreciation) included in earnings	—	797,758	(125,729)	672,029	384,626
Transfers into Level 3	60,792	9,441,435	—	9,502,227	—
Transfers out of Level 3	—	(52,545,553)	—	(52,545,553)	—
Ending Balance	$60,792	$33,476,883	$439,249	$33,976,924	$(96,159)
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at March 31, 2023	$—	$685,530	$(98,629)	$586,901	$115,128

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments, result in that company being considered an affiliated issuer, as defined in the 1940 Act.

Transactions during the period ended March 31, 2023, in which the company is an affiliated issuer, were as follows:

Security Name	Value 09/30/22	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/23	Shares 03/31/23
Common Stocks
BP Holdco LLC *	$148,128	$—	$—	$—	$165,642	$313,770	244,278
Targus Group International Equity, Inc. *	32,125	—	(34,346)	29,321	(27,100)	—	—
	$180,253	$—	$(34,346)	$29,321	$138,542	$313,770

*	Non-income producing security.

34 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
FLOATING RATE STRATEGIES FUND

March 31, 2023

Assets:
Investments in unaffiliated issuers, at value (cost $1,067,268,084)	$1,007,940,246
Investments in affiliated issuers, at value (cost $86,256)	313,770
Foreign currency, at value (cost $2,206)	2,206
Cash	3,823,546
Segregated cash with broker	260,000
Unrealized appreciation on forward foreign currency exchange contracts	45
Prepaid expenses	123,411
Receivables:
Securities sold	22,439,912
Interest	5,896,657
Fund shares sold	1,002,633
Total assets	1,041,802,426

Liabilities:
Unfunded loan commitments, at value (Note 8) (commitment fees received $2,000)	96,159
Unrealized depreciation on forward foreign currency exchange contracts	280,316
Payable for:
Securities purchased	10,569,270
Fund shares redeemed	6,083,515
Distributions to shareholders	865,043
Due to Investment Adviser	222,386
Management fees	213,077
Distribution and service fees	75,712
Fund accounting/administration fees	13,528
Trustees’ fees*	6,644
Transfer agent/maintenance fees	2,925
Miscellaneous	106,163
Total liabilities	18,534,738
Net assets	$1,023,267,688

Net assets consist of:
Paid in capital	$1,247,951,169
Total distributable earnings (loss)	(224,683,481)
Net assets	$1,023,267,688

A-Class:
Net assets	$146,444,696
Capital shares outstanding	6,097,794
Net asset value per share	$24.02
Maximum offering price per share (Net asset value divided by 97.00%)	$24.76

C-Class:
Net assets	$39,529,801
Capital shares outstanding	1,646,585
Net asset value per share	$24.01

P-Class:
Net assets	$46,574,994
Capital shares outstanding	1,938,472
Net asset value per share	$24.03

Institutional Class:
Net assets	$789,026,324
Capital shares outstanding	32,825,873
Net asset value per share	$24.04

R6-Class:
Net assets	$1,691,873
Capital shares outstanding	70,357
Net asset value per share	$24.05

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 35

STATEMENT OF OPERATIONS (Unaudited)
FLOATING RATE STRATEGIES FUND

Six Months Ended March 31, 2023

Investment Income:
Dividends from securities of unaffiliated issuers	$1,067,362
Interest from securities of unaffiliated issuers	46,222,472
Total investment income	47,289,834

Expenses:
Management fees	3,685,478
Distribution and service fees:
A-Class	188,158
C-Class	219,304
P-Class	58,392
Transfer agent/maintenance fees:
A-Class	84,629
C-Class	8,573
P-Class	38,333
Institutional Class	478,516
R6-Class	393
Fund accounting/administration fees	239,903
Line of credit fees	138,323
Professional fees	89,344
Custodian fees	45,706
Trustees’ fees*	14,112
Interest expense	2,325
Miscellaneous	132,036
Recoupment of previously waived fees:
A-Class	31,166
C-Class	14,520
P-Class	9,492
Institutional Class	172,664
R6-Class	1,746
Total expenses	5,653,113
Less:
Expenses reimbursed by Adviser:
A-Class	(80,157)
C-Class	(12,810)
P-Class	(36,443)
Institutional Class	(397,492)
R6-Class	(89)
Expenses waived by Adviser	(249,657)
Earnings credits applied	(25,072)
Total waived/reimbursed expenses	(801,720)
Net expenses	4,851,393
Net investment income	42,438,441

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	(7,820,906)
Investments in affiliated issuers	29,321
Forward foreign currency exchange contracts	(1,607,732)
Foreign currency transactions	9,261
Net realized loss	(9,390,056)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	41,552,886
Investments in affiliated issuers	138,542
Forward foreign currency exchange contracts	(940,864)
Foreign currency translations	7,926
Net change in unrealized appreciation (depreciation)	40,758,490
Net realized and unrealized gain	31,368,434
Net increase in net assets resulting from operations	$73,806,875

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

36 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
FLOATING RATE STRATEGIES FUND

	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022
Increase (Decrease) in Net Assets from Operations:
Net investment income	$42,438,441	$45,428,717
Net realized loss on investments	(9,390,056)	(713,467)
Net change in unrealized appreciation (depreciation) on investments	40,758,490	(93,645,585)
Net increase (decrease) in net assets resulting from operations	73,806,875	(48,930,335)

Distributions to shareholders:
A-Class	(5,563,380)	(5,383,798)
C-Class	(1,451,795)	(1,451,264)
P-Class	(1,722,718)	(1,548,137)
Institutional Class	(33,140,849)	(37,281,786)
R6-Class	(838,507)	(115,580)
Total distributions to shareholders	(42,717,249)	(45,780,565)

Capital share transactions:
Proceeds from sale of shares
A-Class	21,491,999	86,259,585
C-Class	2,718,251	18,060,964
P-Class	17,384,852	22,630,959
Institutional Class	207,563,082	926,922,817
R6-Class	30,647,664	21,224,287
Distributions reinvested
A-Class	4,704,386	4,723,427
C-Class	1,239,999	1,239,205
P-Class	1,722,718	1,548,137
Institutional Class	27,857,549	31,534,585
R6-Class	834,683	113,860
Cost of shares redeemed
A-Class	(38,008,234)	(49,092,897)
C-Class	(12,879,913)	(20,703,994)
P-Class	(17,404,952)	(12,692,806)
Institutional Class	(449,568,083)	(614,692,477)
R6-Class	(31,879,545)	(20,581,634)
Net increase (decrease) from capital share transactions	(233,575,544)	396,494,018
Net increase (decrease) in net assets	(202,485,918)	301,783,118

Net assets:
Beginning of period	1,225,753,606	923,970,488
End of period	$1,023,267,688	$1,225,753,606

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 37

STATEMENTS OF CHANGES IN NET ASSETS (concluded)
FLOATING RATE STRATEGIES FUND

	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022
Capital share activity:
Shares sold
A-Class	898,117	3,504,723
C-Class	114,297	730,311
P-Class	731,202	908,598
Institutional Class	8,686,372	37,486,066
R6-Class	1,286,532	844,995
Shares issued from reinvestment of distributions
A-Class	196,910	194,916
C-Class	51,939	51,183
P-Class	72,342	64,407
Institutional Class	1,165,569	1,301,654
R6-Class	34,792	4,639
Shares redeemed
A-Class	(1,595,029)	(2,019,443)
C-Class	(539,786)	(846,761)
P-Class	(730,416)	(519,050)
Institutional Class	(18,892,152)	(25,255,077)
R6-Class	(1,324,605)	(826,042)
Net increase (decrease) in shares	(9,843,916)	15,625,119

38 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
FLOATING RATE STRATEGIES FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Six Months Ended March 31, 2023[a]	Year Ended Sept. 30, 2022	Year Ended Sept. 30, 2021	Year Ended Sept .30, 2020	Year Ended Sept. 30, 2019	Year Ended Sept. 30, 2018
Per Share Data
Net asset value, beginning of period	$23.37	$25.09	$24.08	$25.23	$25.92	$26.01
Income (loss) from investment operations:
Net investment income (loss)[b]	.87	.87	.83	1.02	1.17	1.04
Net gain (loss) on investments (realized and unrealized)	.66	(1.72)	1.02	(1.16)	(.67)	(.07)
Total from investment operations	1.53	(.85)	1.85	(.14)	.50	.97
Less distributions from:
Net investment income	(.88)	(.87)	(.83)	(.83)	(1.19)	(1.06)
Return of capital	—	—	(.01)	(.18)	—	—
Total distributions	(.88)	(.87)	(.84)	(1.01)	(1.19)	(1.06)
Net asset value, end of period	$24.02	$23.37	$25.09	$24.08	$25.23	$25.92

Total Return[c]	6.64%	(3.47%)	7.83%	(0.50%)	2.01%	3.80%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$146,445	$154,160	$123,392	$139,857	$235,752	$431,562
Ratios to average net assets:
Net investment income (loss)	7.35%	3.57%	3.36%	4.23%	4.60%	4.02%
Total expenses[d]	1.17%	1.11%	1.09%	1.25%	1.23%	1.15%
Net expenses[e,f,g]	1.02%	1.02%	1.05%	1.10%	1.07%	1.03%
Portfolio turnover rate	9%	30%	57%	20%	10%	33%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 39

FINANCIAL HIGHLIGHTS (continued)
FLOATING RATE STRATEGIES FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

C-Class	Six Months Ended March 31, 2023[a]	Year Ended Sept. 30, 2022	Year Ended Sept. 30, 2021	Year Ended Sept. 30, 2020	Year Ended Sept. 30, 2019	Year Ended Sept. 30, 2018
Per Share Data
Net asset value, beginning of period	$23.36	$25.08	$24.07	$25.22	$25.91	$26.00
Income (loss) from investment operations:
Net investment income (loss)[b]	.78	.68	.65	.84	.98	.85
Net gain (loss) on investments (realized and unrealized)	.66	(1.71)	1.02	(1.16)	(.67)	(.07)
Total from investment operations	1.44	(1.03)	1.67	(.32)	.31	.78
Less distributions from:
Net investment income	(.79)	(.69)	(.65)	(.68)	(1.00)	(.87)
Return of capital	—	—	(.01)	(.15)	—	—
Total distributions	(.79)	(.69)	(.66)	(.83)	(1.00)	(.87)
Net asset value, end of period	$24.01	$23.36	$25.08	$24.07	$25.22	$25.91

Total Return[c]	6.20%	(4.15%)	7.03%	(1.24%)	1.26%	3.03%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$39,530	$47,183	$52,308	$63,891	$112,481	$172,906
Ratios to average net assets:
Net investment income (loss)	6.58%	2.78%	2.61%	3.47%	3.86%	3.29%
Total expenses[d]	1.87%	1.91%	1.86%	1.96%	1.93%	1.87%
Net expenses[e,f,g]	1.77%	1.77%	1.80%	1.85%	1.82%	1.78%
Portfolio turnover rate	9%	30%	57%	20%	10%	33%

40 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS (continued)
FLOATING RATE STRATEGIES FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

P-Class	Six Months Ended March 31, 2023[a]	Year Ended Sept. 30, 2022	Year Ended Sept. 30, 2021	Year Ended Sept. 30, 2020	Year Ended Sept. 30, 2019	Year Ended Sept. 30, 2018
Per Share Data
Net asset value, beginning of period	$23.38	$25.10	$24.09	$25.24	$25.93	$26.02
Income (loss) from investment operations:
Net investment income (loss)[b]	.87	.88	.83	1.04	1.17	1.05
Net gain (loss) on investments (realized and unrealized)	.66	(1.73)	1.02	(1.18)	(.67)	(.08)
Total from investment operations	1.53	(.85)	1.85	(.14)	.50	.97
Less distributions from:
Net investment income	(.88)	(.87)	(.83)	(.83)	(1.19)	(1.06)
Return of capital	—	—	(.01)	(.18)	—	—
Total distributions	(.88)	(.87)	(.84)	(1.01)	(1.19)	(1.06)
Net asset value, end of period	$24.03	$23.38	$25.10	$24.09	$25.24	$25.93

Total Return	6.63%	(3.47%)	7.83%	(0.50%)	2.01%	3.80%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$46,575	$43,603	$35,430	$33,251	$135,036	$385,306
Ratios to average net assets:
Net investment income (loss)	7.34%	3.58%	3.36%	4.26%	4.59%	4.05%
Total expenses[d]	1.22%	1.14%	1.06%	1.37%	1.22%	1.15%
Net expenses[e,f,g]	1.02%	1.02%	1.05%	1.10%	1.07%	1.03%
Portfolio turnover rate	9%	30%	57%	20%	10%	33%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 41

FINANCIAL HIGHLIGHTS (continued)
FLOATING RATE STRATEGIES FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Institutional Class	Six Months Ended March 31, 2023[a]	Year Ended Sept. 30, 2022	Year Ended Sept. 30, 2021	Year Ended Sept. 30, 2020	Year Ended Sept. 30, 2019	Year Ended Sept. 30, 2018
Per Share Data
Net asset value, beginning of period	$23.39	$25.11	$24.10	$25.25	$25.95	$26.03
Income (loss) from investment operations:
Net investment income (loss)[b]	.90	.94	.89	1.09	1.23	1.11
Net gain (loss) on investments (realized and unrealized)	.66	(1.73)	1.02	(1.17)	(.68)	(.07)
Total from investment operations	1.56	(.79)	1.91	(.08)	.55	1.04
Less distributions from:
Net investment income	(.91)	(.93)	(.89)	(.88)	(1.25)	(1.12)
Return of capital	—	—	(.01)	(.19)	—	—
Total distributions	(.91)	(.93)	(.90)	(1.07)	(1.25)	(1.12)
Net asset value, end of period	$24.04	$23.39	$25.11	$24.10	$25.25	$25.95

Total Return	6.72%	(3.20%)	8.08%	(0.26%)	2.21%	4.08%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$789,026	$979,086	$711,583	$504,449	$1,065,820	$2,227,970
Ratios to average net assets:
Net investment income (loss)	7.56%	3.84%	3.59%	4.48%	4.83%	4.28%
Total expenses[d]	0.92%	0.87%	0.85%	0.97%	0.92%	0.84%
Net expenses[e,f,g]	0.78%	0.78%	0.81%	0.85%	0.83%	0.79%
Portfolio turnover rate	9%	30%	57%	20%	10%	33%

42 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS (continued)
FLOATING RATE STRATEGIES FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

R6-Class	Six Months Ended March 31, 2023[a]	Year Ended Sept. 30, 2022	Year Ended Sept. 30, 2021	Year Ended Sept. 30, 2020	Year Ended Sept. 30, 2019[h]
Per Share Data
Net asset value, beginning of period	$23.38	$25.11	$24.10	$25.25	$25.38
Net investment income (loss)[b]	.93	.82	.91	1.13	.69
Net gain (loss) on investments (realized and unrealized)	.67	(1.62)	1.01	(1.21)	(.14)
Total from investment operations	1.60	(.80)	1.92	(.08)	.55
Less distributions from:
Net investment income	(.93)	(.93)	(.90)	(.88)	(.68)
Return of capital	—	—	(.01)	(.19)	—
Total distributions	(.93)	(.93)	(.91)	(1.07)	(.68)
Net asset value, end of period	$24.05	$23.38	$25.11	$24.10	$25.25

Total Return	6.89%	(3.25%)	8.06%	(0.22%)	2.20%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,692	$1,722	$1,257	$1,625	$71,680
Ratios to average net assets:
Net investment income (loss)	7.74%	3.31%	3.66%	4.56%	4.89%
Total expenses[d]	0.78%	0.82%	0.83%	0.86%	0.85%
Net expenses[e,f,g]	0.74%	0.79%	0.82%	0.84%	0.84%
Portfolio turnover rate	9%	30%	57%	20%	10%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 43

FINANCIAL HIGHLIGHTS (concluded)
FLOATING RATE STRATEGIES FUND

[a]	Unaudited figures for the period ended March 31, 2023. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]	The portion of the ratios of net expenses to average net assets attributable to recoupments of prior fee reductions or expense reimbursements for the years presented was as follows:

	3/31/23[a]	09/30/22	09/30/21	09/30/20	09/30/19	09/30/18
A-Class	0.04%	0.03%	—	0.00%*	—	—
C-Class	0.07%	0.04%	—	0.00%*	—	0.01%
P-Class	0.04%	0.04%	0.00%*	0.00%*	—	—
Institutional Class	0.04%	0.04%	0.00%*	0.00%*	—	—
R6-Class	0.02%	0.03%	0.01%	0.00%*	0.00%*	N/A

*	Less than 0.01%.

[g]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

	3/31/23[a]	09/30/22	09/30/21	09/30/20	09/30/19	09/30/18
A-Class	1.00%	1.00%	1.01%	1.02%	1.02%	1.02%
C-Class	1.75%	1.75%	1.76%	1.77%	1.77%	1.77%
P-Class	1.00%	1.00%	1.01%	1.02%	1.02%	1.02%
Institutional Class	0.76%	0.76%	0.77%	0.78%	0.78%	0.78%
R6-Class[g]	0.72%	0.76%	0.77%	0.78%	0.78%	N/A

[h]	Since commencement of operations: March 13, 2019. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

44 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization

Guggenheim Funds Trust (the “Trust”), a Delaware statutory trust, is registered with the U.S. Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940 (“1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate fund. The Trust may issue an unlimited number of authorized shares. The Trust accounts for the assets of each fund separately.

The Trust offers a combination of five separate classes of shares: A-Class shares, C-Class shares, P-Class shares, R6-Class shares and Institutional Class shares. Sales of shares of each Class are made without a front-end sales charge at the net asset value per share (“NAV”), with the exception of A-Class shares. A-Class shares are sold at the NAV, plus the applicable front-end sales charge. The sales charge varies depending on the amount purchased. A-Class share purchases of $1 million or more are exempt from the front-end sales charge but have a 1% contingent deferred sales charge (“CDSC”), if shares are redeemed within 12 months of purchase. C-Class shares have a 1% CDSC if shares are redeemed within 12 months of purchase. C-Class shares automatically convert to A-Class shares on or about the 10th day of the month following the 8-year anniversary of the purchase of the C-Class shares. This conversion will be executed without any sales charge, fee or other charge. After the conversion is completed, the shares will be subject to all features and expenses of A-Class shares. Institutional Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, endowments, foundations and corporations. Institutional Class shares require a minimum initial investment of $2 million and a minimum account balance of $1 million. R6-Class shares are offered primarily through qualified retirement and benefit plans. R6-Class shares are also offered through certain other plans and platforms sponsored by financial intermediaries. Certain institutional investors and others deemed appropriate by Guggenheim Investments (“GI”) may also be eligible to purchase R6-Class shares subject to a $2 million minimum initial investment. At March 31, 2023, the Trust consisted of nineteen funds (the “Funds”).

This report covers the Floating Rate Strategies Fund (the “Fund”), a diversified investment company. At March 31, 2023, A-Class, C-Class, P-Class, Institutional Class, and R6-Class shares have been issued by the Fund.

Guggenheim Partners Investment Management, LLC (“GPIM” or the “Adviser”), which operates under the name Guggenheim Investments, provides advisory services. Guggenheim Funds Distributors, LLC (“GFD”) acts as principal underwriter for the Trust. GI and GFD are affiliated entities.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 45

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Pursuant to an investment Sub-Advisory Agreement between Guggenheim Partners Investment Management, LLC (“GPIM”) and Guggenheim Partners Advisors, LLC (“GPA”), that was in effect during a portion of the Reporting Period, GPA was engaged to provide investment sub-advisory services. GPA operated as an investment sub-advisor to the Fund from April 29, 2022 to December 22, 2022.

GPA, under the oversight of the Board and GPIM, assisted GPIM in the supervision and direction of the investment strategies of the Fund in accordance with its investment policies. As compensation for its services, GPIM paid GPA a fee, payable monthly, in an amount equal to 0.005% of the Fund’s average daily net assets.

Significant Accounting Policies

The Fund operates as an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The NAV of each Class of the Fund is calculated by dividing the market value of the Fund’s securities and other assets, less all liabilities, attributable to the Class by the number of outstanding shares of the Class.

(a) Valuation of Investments

The Board of Trustees of the Fund (the “Board”) has adopted policies and procedures for the valuation of the Fund’s investments (the “Valuation Procedures”). The SEC adopted Rule 2a-5 under the 1940 Act (“Rule 2a-5”) which establishes requirements for determining fair value in good faith and became effective September 8, 2022. Rule 2a-5 also defines “readily available market quotations” for purposes of the 1940 Act and establishes requirements for determining whether a fund must fair value a security in good faith.

Pursuant to Rule 2a-5, the Board has designated the Adviser as the valuation designee to perform fair valuation determinations for the Fund with respect to all Fund investments and other assets. As the Fund’s valuation designee pursuant to Rule 2a-5, the Adviser has adopted separate procedures (the “Valuation Designee Procedures”) reasonably designed to prevent violations of the requirements of Rule 2a-5 and Rule 31a-4. The Adviser, in its role as valuation designee, utilizes the assistance of a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), in determining the fair value of the Fund’s securities and other assets.

46 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Valuations of the Fund’s securities and other assets are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Adviser, with the assistance of the Valuation Committee, convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Adviser, consistent with the monitoring and review responsibilities set forth in the Valuation Designee Procedures, regularly reviews the appropriateness of the inputs, methods, models and assumptions employed by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, the investment is fair valued by the Adviser.

Equity securities listed or traded on a recognized U.S. securities exchange or the National Association of Securities Dealers Automated Quotations (“NASDAQ”) National Market System shall generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ official closing price, which may not necessarily represent the last sale price.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Investments in foreign securities may involve risks not present in domestic investments. The Adviser will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities. In addition, under the Valuation Designee Procedures, the Adviser is authorized to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Open-end investment companies are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds and closed-end investment companies are generally valued at the last quoted sale price.

Commercial paper and discount notes with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Commercial paper and discount notes with a maturity of 60 days or less at acquisition are valued at amortized cost, unless the Adviser concludes that amortized cost does not represent the fair value of the applicable asset in which case it will be valued using an independent pricing service.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 47

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Typically, loans are valued using information provided by an independent third party pricing service that uses broker quotes, among other inputs. If the pricing service cannot or does not provide a valuation for a particular loan, or such valuation is deemed unreliable, such investment is valued based on a quote from a broker-dealer or is fair valued by the Adviser.

Forward foreign currency exchange contracts are valued daily based on the applicable exchange rate of the underlying currency.

Investments for which market quotations are not readily available are fair valued as determined in good faith by the Adviser. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value”. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis.

In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

(b) Senior Floating Rate Interests and Loan Investments

Senior floating rate interests in which the Fund invests generally pay interest rates which are periodically adjusted by reference to a base short-term floating rate, plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the one-month or three-month London Inter-Bank Offered Rate (“LIBOR”), (ii) the prime rate offered by one or more major United States banks, or (iii) the bank’s certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities disclosed in the Fund’s Schedule of Investments.

The Fund invests in loans and other similar debt obligations (“obligations”). A portion of the Fund’s investments in these obligations is sometimes referred to as “covenant lite” loans or obligations (“covenant lite obligations”), which are obligations that lack covenants or possess fewer or less restrictive covenants or constraints on borrowers than certain other types of obligations. The Fund may also obtain exposure to covenant lite obligations through investment in securitization vehicles and other structured products. In recent market conditions, many new or reissued obligations have not featured traditional covenants, which are intended to protect lenders and investors by (i) imposing certain restrictions or other limitations on a borrower’s operations or assets or (ii) providing certain rights to lenders. The Fund may have fewer rights with respect to covenant lite obligations, including fewer protections against the possibility of

48 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

default and fewer remedies in the event of default. As a result, investments in (or exposure to) covenant lite obligations are subject to more risk than investments in (or exposure to) certain other types of obligations. The Fund is subject to other risks associated with investments in (or exposure to) obligations, including that obligations may not be considered “securities” and, as a result, the Fund may not be entitled to rely on the anti-fraud protections under the federal securities laws and instead may have to resort to state law and direct claims.

(c) Interest on When-Issued Securities

The Fund may purchase and sell interests in securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, it may sell such securities before the settlement date.

(d) Forward Foreign Currency Exchange Contracts

The change in value of a forward foreign currency exchange contract is recorded as unrealized appreciation or depreciation until the contract is closed. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed.

(e) Currency Translations

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation, or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

The Fund does not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized gain or loss and unrealized appreciation or depreciation on investments.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 49

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Reported net realized foreign exchange gains and losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized appreciation and depreciation arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.

(f) Foreign Taxes

The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income and foreign taxes on capital gains from sales of investments are included with the net realized gain (loss) on investments. Foreign taxes payable or deferred as of March 31, 2023, if any, are disclosed in the Fund’s Statement of Assets and Liabilities.

(g) Security Transactions

Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as a reduction to cost if the securities are still held and as realized gains if no longer held in the Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries, if any. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Interest income also includes paydown gains and losses on mortgage-backed and asset-backed securities and senior and subordinated loans. Amendment fees are earned as compensation for evaluating and accepting changes to the original loan agreement and are recognized when received. Dividend income from Real Estate Investment Trusts (“REITs”) is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to realized gains. The actual amounts of income, return of capital, and realized gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Income from residual collateralized loan obligations is recognized using the effective interest method. At the time of purchase, management estimates the future expected cash flows and determines the effective yield and estimated maturity date based on the estimated cash flows. Subsequent to the purchase, the estimated cash flows are updated periodically and a revised yield is calculated prospectively.

50 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The Fund may receive other income from investments in senior loan interests including amendment fees, consent fees and commitment fees. For funded loans, these fees are recorded as income when received by the Fund and included in interest income on the Statement of Operations. For unfunded loans, commitment fees are included in realized gain on investments on the Statement of Operations at the end of the commitment period.

(h) Distributions

The Fund declares dividends from investment income daily. The Fund pays its shareholders from its net investment income monthly and distributes any net capital gains that it has realized, at least annually. Distributions to shareholders are recorded on the ex-dividend date. Dividends are reinvested in additional shares, unless shareholders request payment in cash. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for U.S. federal income tax purposes.

(i) Class Allocations

Interest and dividend income, most expenses, all realized gains and losses, and all unrealized appreciation and depreciation are allocated to the classes based upon the value of the outstanding shares in each Class. Certain costs, such as distribution and service fees are charged directly to specific classes. In addition, certain expenses have been allocated to the individual Funds in the Trust based on the respective net assets of each Fund included in the Trust.

(j) Earnings Credits

Under the fee arrangement with the custodian, the Fund may earn credits based on overnight custody cash balances. These credits are utilized to reduce related custodial expenses. The custodian fees disclosed in the Statement of Operations are before the reduction in expense from the related earnings credits, if any. Earnings credits for the period ended March 31, 2023, are disclosed in the Statement of Operations.

(k) Cash

The Fund may leave cash overnight in its cash account with the custodian. Periodically, the Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate, which was 4.83% at March 31, 2023.

(l) Indemnifications

Under the Fund’s organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 51

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

Note 2 – Derivatives

As part of its investment strategy, the Fund utilizes forward foreign currency exchange contracts. These investments involve, to varying degrees, elements of market risk and risks in excess of amounts recognized on the Statement of Assets and Liabilities. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Financial Statements.

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Fund utilized derivatives for the following purposes:

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract is an agreement between two parties to exchange two designated currencies at a specific time in the future. Certain types of contracts may be cash settled, in an amount equal to the change in exchange rates during the term of the contract. The contracts can be used to hedge or manage exposure to foreign currency risks with portfolio investments or to gain exposure to foreign currencies.

The market value of a forward foreign currency exchange contract changes with fluctuations in foreign currency exchange rates. Furthermore, the Fund may be exposed to risk if the counterparties cannot meet the contract terms or if the currency value changes unfavorably as compared to the U.S. dollar.

52 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The following table represents the Fund’s use and volume of forward foreign currency exchange contracts on a monthly basis:

	Average Value
Use	Purchased	Sold
Hedge	$91,121	$27,863,875

Derivative Investment Holdings Categorized by Risk Exposure

The following is a summary of the location of derivative investments on the Fund’s Statement of Assets and Liabilities as of March 31, 2023:

Derivative Investment Type	Asset Derivatives	Liability Derivatives
Currency forward contracts	Unrealized appreciation on forward foreign currency exchange contracts	Unrealized depreciation on forward foreign currency exchange contracts

The following tables set forth the fair value of the Fund’s derivative investments categorized by primary risk exposure at March 31, 2023:

Forward Foreign Currency Exchange Risk
Asset Derivative Investments Value	$45
Liability Derivative Investments Value	$280,316

The following is a summary of the location of derivative investments on the Fund’s Statement of Operations for the period ended March 31, 2023:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Currency forward contracts	Net realized gain (loss) on forward foreign currency exchange contracts
Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts

The following is a summary of the Fund’s realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized on the Statement of Operations categorized by primary risk exposure for the period ended March 31, 2023:

Realized Gain (Loss) on Derivative Investments Recognized on the Statement of Operations
Forward Foreign Currency Exchange Risk
$(1,607,732)

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 53

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized on the Statement of Operations
Forward Foreign Currency Exchange Risk
$(940,864)

In conjunction with the use of derivative instruments, the Fund is required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Fund uses margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Fund as collateral.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

Note 3 – Offsetting

In the normal course of business, the Fund enters into transactions subject to enforceable master netting arrangements or other similar arrangements. Generally, the right to offset in those agreements allows the Fund to counteract the exposure to a specific counterparty with collateral received from or delivered to that counterparty based on the terms of the arrangements. These arrangements provide for the right to liquidate upon the occurrence of an event of default, credit event upon merger or additional termination event.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a fund and a counterparty that governs (“OTC”) derivatives, including foreign exchange contracts, and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, are reported separately on the Fund’s Statement of Assets and Liabilities as segregated cash with broker/receivable for variation margin, or payable for swap settlement/variation margin. Cash and/or securities pledged or received as collateral by the Fund in connection with an OTC derivative subject to an ISDA Master Agreement generally may not be invested, sold or rehypothecated by the counterparty or the Fund, as applicable, absent an event of default under such agreement, in which case such collateral generally may be applied towards obligations due to and payable

54 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

by such counterparty or the Fund, as applicable. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold (e.g., $300,000) before a transfer is required to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes to be of good standing and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Fund’s Statement of Assets and Liabilities.

The following tables present derivative financial instruments and secured financing transactions that are subject to enforceable netting arrangements:

				Gross Amounts Not Offset in the Statement of Assets and Liabilities
Instrument	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amount of Assets Presented on the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Forward foreign currency exchange contracts	$45	$—	$45	$(45)	$—	$—

				Gross Amounts Not Offset in the Statement of Assets and Liabilities
Instrument	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amount of Liabilities Presented on the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Forward foreign currency exchange contracts	$280,316	$—	$280,316	$(45)	$(260,000)	$20,271

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 55

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The Fund has the right to offset deposits against any related derivative liabilities outstanding with each counterparty with the exception of exchange-traded or centrally-cleared derivatives. The following table presents deposits held by others in connection with derivative investments as of March 31, 2023.

Counterparty	Asset Type	Cash Pledged	Cash Received
Barclays Bank plc	Forward foreign currency exchange contracts	$260,000	$—

Note 4 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

Rule 2a-5 sets forth a definition of “readily available market quotations,” which is consistent with the definition of a Level 1 input under U.S. GAAP. Rule 2a-5 provides that “a market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.”

Securities for which market quotations are not readily available must be valued at fair value as determined in good faith. Accordingly, any security priced using inputs other than Level 1 inputs will be subject to fair value requirements. The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

Independent pricing services are used to value a majority of the Fund’s investments. When values are not available from a pricing service, they will be determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on

56 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information and analysis. A significant portion of the Fund’s assets and liabilities are categorized as Level 2, as indicated in this report.

Quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may also be used to value the Fund’s assets and liabilities, i.e. prices provided by a broker-dealer or other market participant who has not committed to trade at that price. Although quotes are typically received from established market participants, the Fund may not have the transparency to view the underlying inputs which support the market quotations. Significant changes in a quote would generally result in significant changes in the fair value of the security.

Certain fixed income securities are valued by obtaining a monthly quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates.

Certain loans and other securities are valued using a single daily broker quote or a price from a third party vendor based on a single daily or monthly broker quote.

The inputs or methodologies selected and applied for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability, appropriateness and accuracy of the techniques, methodologies and sources employed to determine fair valuation are periodically reviewed and subject to change.

Note 5 – Investment Advisory Agreement and Other Agreements

Under the terms of an investment advisory contract, the Fund pays GI investment advisory fees calculated at an annualized rate of 0.65% of the average daily net assets of the Fund up to $5 billion; and 0.60% of the average daily net assets in excess of $5 billion.

GI pays operating expenses on behalf of the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, among others, on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets.

The Board has adopted Distribution Plans related to the offering of A-Class, C-Class and P-Class shares pursuant to Rule 12b-1 under the 1940 Act. The plans provide for payments at an annual rate of 0.25% of the average daily net assets of the Fund’s A-Class and P-Class shares, and 1.00% of the average daily net assets of the Fund’s C-Class shares.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 57

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The investment advisory contract for the Fund provides that the total expenses be limited to a percentage of average net assets for each class of shares, exclusive of brokerage costs, dividends or interest on securities sold short, expenses of other investment companies in which the Fund invests, interest, taxes, litigation, indemnification and extraordinary expenses. The limits are listed below:

	Limit	Effective Date	Contract End Date
A-Class	1.02%	11/30/12	02/01/24
C-Class	1.77%	11/30/12	02/01/24
P-Class	1.02%	05/01/15	02/01/24
Institutional Class	0.78%	11/30/12	02/01/24
R6-Class	0.78%	03/13/19	02/01/24

GI is entitled to reimbursement by the Fund for fees waived or expenses reimbursed during any of the previous 36 months, beginning on the date of the expense limitation agreement, if on any day the estimated operating expenses are less than the indicated percentages. For purposes of this arrangement, GI is entitled to recoupment of previously waived fees or reimbursed expenses for 36 months from the date of the waiver or reimbursement by GI. At March 31, 2023, the amount of fees waived or expenses reimbursed that are subject to recoupment and will expire during the years ended September 30, are presented in the following table:

	2023	2024	2025	2026	Fund Total
A-Class	$241,093	$62,574	$114,896	$90,470	$509,033
C-Class	85,341	35,328	63,710	15,595	199,974
P-Class	195,908	3,944	45,054	39,671	284,577
Institutional Class	632,090	224,572	717,446	454,413	2,028,521
R6-Class	—	—	586	729	1,315

For the period ended March 31, 2023, GI recouped $229,588 from the Fund.

For the period ended March 31, 2023, GFD retained sales charges of $72,447 relating to sales of A-Class shares of the Trust.

Certain trustees and officers of the Trust are also officers of GI and/or GFD. The Trust does not compensate its officers or trustees who are officers, directors and/or employees of GI or GFD.

MUFG Investor Services (US), LLC (“MUIS”) acts as the Fund’s administrator, transfer agent and accounting agent. As administrator, transfer agent and accounting agent, MUIS maintains the books and records of the Fund’s securities and cash. The Bank of New York Mellon Corp. (“BNY”) acts as the Fund’s custodian. As custodian, BNY is responsible for the custody of the Fund’s assets. For providing the aforementioned administrative and accounting services, MUIS is entitled to receive a monthly fee equal to a percentage of the Fund’s average daily net assets and out of pocket expenses. For providing the aforementioned transfer agent and custodian services,

58 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

MUIS and BNY are entitled to receive a monthly fee based on the number of transactions during the month and the number of accounts under management, subject to certain minimum monthly fees, and out of pocket expenses.

Note 6 – Federal Income Tax Information

The Fund intends to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the Internal Revenue Code), applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Fund from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund’s U.S. federal income tax returns are subject to examination by the Internal Revenue Service (“IRS”) for a period of three years after they are filed.

At March 31, 2023, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
$1,068,741,834	$804,800	$(61,572,889)	$(60,768,089)

Note 7 – Securities Transactions

For the period ended March 31, 2023, the cost of purchases and proceeds from sales of investment securities, excluding government securities, short-term investments and derivatives, were as follows:

Purchases	Sales
$99,106,406	$347,252,093

The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 59

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

adviser (or affiliated investment advisers), common trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price to save costs, where permissible. For the period ended March 31, 2023, the Fund did not engage in purchases and sales of securities, pursuant to Rule 17a-7 of the 1940 Act.

Note 8 – Unfunded Loan Commitments

Pursuant to the terms of certain loan agreements, the Fund held unfunded loan commitments as of March 31, 2023. The Fund is obligated to fund these loan commitments at the borrower’s discretion.

The unfunded loan commitments as of March 31, 2023, were as follows:

Borrower	Maturity Date	Face Amount	Value
Athenahealth Group, Inc.	02/15/29	$1,061,956	$69,027
Authentic Brands	12/21/28	1,407,407	18,297
Dermatology Intermediate Holdings III, Inc.	04/02/29	29,657	667
Hillman Group, Inc.	07/14/28	800,000	8,168
		$3,299,020	$96,159

Note 9 – Restricted Securities

The security below is considered illiquid and restricted under guidelines established by the Board:

Restricted Securities	Acquisition Date	Cost	Value
Mirabela Nickel Ltd. due 06/24/19[1]	12/31/13	$1,160,811	$60,792

[1]	Security is in default of interest and/or principal obligations.

Note 10 – Line of Credit

The Trust, along with other affiliated trusts, secured a 364-day committed, $1,230,000,000 line of credit from Citibank, N.A., which was in place through September 30, 2022, at which time the line of credit was renewed as a 364-day committed, $1,150,000,000 line of credit. A Fund may draw (borrow) from the line of credit as a temporary measure for emergency purposes, to facilitate redemption requests, or for other short-term liquidity purposes consistent with the Fund’s investment objective and program. For example, it may be advantageous for the Fund to borrow money rather than sell existing portfolio positions to meet redemption requests. Fees related to borrowings, if any, vary under this arrangement between the greater of Citibank’s “base rate”, SOFR plus 1%, or the federal funds rate plus 1/2 of 1%.

60 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(concluded)

The commitment fee that may be paid by the Funds is at an annualized rate of 0.15% of the average daily amount of their allocated unused commitment amount. The commitment fee amount is allocated to the individual Funds based on the respective net assets of each participating Fund and is referenced in the Fund’s Statement of Operations under “Line of credit fees”. The Fund did not have any borrowings under this agreement as of and for the period ended March 31, 2023.

Note 11 – Market Risks

The value of, or income generated by, the investments held by the Fund are subject to the possibility of rapid and unpredictable fluctuation, and loss that may result from various factors. These factors include, among others, developments affecting individual companies, or from broader influences, including real or perceived changes in prevailing interest rates (which have since risen and may continue to rise), changes in inflation rates or expectations about inflation rates (which are currently elevated relative to normal conditions), adverse investor confidence or sentiment, changing economic, political (including geopolitical), social or financial market conditions, increased instability or general uncertainty, environmental disasters, governmental actions, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, actual or threatened wars or other armed conflicts (such as the current Russia-Ukraine conflict and its risk of expansion or collateral economic and other effects) or ratings downgrades, and other similar events, each of which may be temporary or last for extended periods. Moreover, changing economic, political, geopolitical, social, financial market or other conditions in one country or geographic region could adversely affect the value, yield and return of the investments held by the Fund in a different country or geographic region, economy, and market because of the increasingly interconnected global economies and financial markets. The duration and extent of the foregoing types of factors or conditions are highly uncertain and difficult to predict and have in the past, and may in the future, cause volatility and distress in economies and financial markets or other adverse circumstances, which may negatively affect the value of the Fund’s investments and performance of the Fund.

Note 12 – Subsequent Events

The Fund evaluated subsequent events through the date the financial statements were available for issue and determined there were no material events that would require adjustment to or disclosure in the Fund’s financial statements.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 61

OTHER INFORMATION (Unaudited)

Delivery of Shareholder Reports

Paper copies of the Fund’s annual and semi-annual shareholder reports are not sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary. Instead, the reports are made available on a website, and you are notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future shareholder reports in paper free of charge. If you hold shares of the Fund directly, you can inform the Fund that you wish to receive paper copies of reports by calling 800.820.0888. If you hold shares of the Fund through a financial intermediary, please contact the financial intermediary to make this election. Your election to receive reports in paper may apply to all Guggenheim Funds in which you are invested and may apply to all Guggenheim funds held with your financial intermediary.

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Sector Classification

Information in the Schedule of Investments is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. The Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Fund usually classifies sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The Fund’s Forms N-PORT and N-Q are available on the SEC’s website at https://www.sec.gov. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 800.820.0888.

62 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

A Board of Trustees oversees the Trust, as well as other trusts of GI, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by visiting guggenheiminvestments.com or by calling 800.820.0888.

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INDEPENDENT TRUSTEES
Randall C. Barnes (1951)	Trustee and Chair of the Valuation Oversight Committee	Since 2014 (Trustee) Since 2020 (Chair of the Valuation Oversight Committee)	Current: Private Investor (2001-present). Former: Senior Vice President and Treasurer, PepsiCo, Inc. (1993-1997); President, Pizza Hut International (1991-1993); Senior Vice President, Strategic Planning and New Business Development, PepsiCo, Inc. (1987-1990).	155

Current: Advent Convertible and Income Fund (2005-present); Purpose Investments Funds (2013-present).

Former: Fiduciary/Claymore Energy Infrastructure Fund (2004-2022); Guggenheim Enhanced Equity Income Fund (2005-2021); Guggenheim Credit Allocation Fund (2013-2021).

Angela Brock-Kyle (1959)	Trustee	Since 2019	Current: Founder and Chief Executive Officer, B.O.A.R.D.S. (2013-present); Director, Mutual Fund Directors Forum (2022-present). Former: Senior Leader, TIAA (1987-2012).	154

Current: Bowhead Insurance GP, LLC (2020-present); Hunt Companies, Inc. (2019-present).

Former: Fiduciary/Claymore Energy Infrastructure Fund (2019-2022); Guggenheim Enhanced Equity Income Fund (2019-2021); Guggenheim Credit Allocation Fund (2019-2021); Infinity Property & Casualty Corp. (2014-2018).

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 63

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INDEPENDENT TRUSTEES - continued
Thomas F. Lydon, Jr. (1960)	Trustee and Chair of the Contracts Review Committee	Since 2019 (Trustee) Since 2020 (Chair of the Contracts Review Committee)	Current: President, Global Trends Investments (1996-present); Chief Executive Officer, ETF Flows, LLC (2019-present); Chief Executive Officer, Lydon Media (2016-present); Director, GDX Index Partners, LLC (2021-present); Vice Chairman, VettaFi (2022-present).	154

Current: US Global Investors, Inc. (GROW) (1995-present).

Former: Fiduciary/Claymore Energy Infrastructure Fund (2019-2022); Guggenheim Enhanced Equity Income Fund (2019-2021); Guggenheim Credit Allocation Fund (2019-2021); Harvest Volatility Edge Trust (3) (2017-2019).

Ronald A. Nyberg (1953)	Trustee and Chair of the Nominating and Governance Committee	Since 2014	Current: Of Counsel, Momkus LLP (2016-present). Former: Partner, Nyberg & Cassioppi, LLC (2000-2016); Executive Vice President, General Counsel, and Corporate Secretary, Van Kampen Investments (1982-1999).	155

Current: Advent Convertible and Income Fund (2003-present); PPM Funds (2) (2018-present); NorthShore-Edward-Elmhurst Health (2012-present).

Former: Fiduciary/Claymore Energy Infrastructure Fund (2004-2022); Guggenheim Enhanced Equity Income Fund (2005-2021); Guggenheim Credit Allocation Fund (2013-2021); Western Asset Inflation-Linked Opportunities & Income Fund (2004-2020); Western Asset Inflation-Linked Income Fund (2003-2020).

64 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INDEPENDENT TRUSTEES - continued
Sandra G. Sponem (1958)	Trustee and Chair of the Audit Committee	Since 2019 (Trustee) Since 2020 (Chair of the Audit Committee)	Current: Retired. Former: Senior Vice President and Chief Financial Officer, M.A. Mortenson-Companies, Inc. (2007-2017).	154

Current: SPDR Series Trust (81) (2018-present); SPDR Index Shares Funds (30) (2018-present); SSGA Active Trust (14) (2018-present).

Former: Fiduciary/Claymore Energy Infrastructure Fund (2019-2022); Guggenheim Enhanced Equity Income Fund (2019-2021); Guggenheim Credit Allocation Fund (2019-2021); SSGA Master Trust (1) (2018-2020).

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 65

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INDEPENDENT TRUSTEES - concluded
Ronald E. Toupin, Jr. (1958)	Trustee, Chair of the Board and Chair of the Executive Committee	Since 2014

Current: Portfolio Consultant (2010-present); Member, Governing Council, Independent Directors Council (2013-present); Governor, Board of Governors, Investment Company Institute (2018-present).

Former: Member, Executive Committee, Independent Directors Council (2016-2018); Vice President, Manager and Portfolio Manager, Nuveen Asset Management (1998-1999); Vice President, Nuveen Investment Advisory Corp. (1992-1999); Vice President and Manager, Nuveen Unit Investment Trusts (1991-1999); and Assistant Vice President and Portfolio Manager, Nuveen Unit Investment Trusts (1988-1999), each of John Nuveen & Co., Inc. (1982-1999).

154

Former: Fiduciary/Claymore Energy Infrastructure Fund (2004-2022); Guggenheim Enhanced Equity Income Fund (2005-2021); Guggenheim Credit Allocation Fund (2013-2021); Western Asset Inflation-Linked Opportunities & Income Fund (2004-2020); Western Asset Inflation-Linked Income Fund (2003-2020).

66 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INTERESTED TRUSTEE
Amy J. Lee**** (1961)	Trustee, Vice President and Chief Legal Officer	Since 2018 (Trustee) Since 2014 (Chief Legal Officer) Since 2007 (Vice President)	Current: Interested Trustee, certain other funds in the Fund Complex (2018-present); Chief Legal Officer, certain other funds in the Fund Complex (2014-present); Vice President, certain other funds in the Fund Complex (2007-present); Senior Managing Director, Guggenheim Investments (2012-present). Former: President and Chief Executive Officer, certain other funds in the Fund Complex (2017-2019); Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).	154	Former: Fiduciary/Claymore Energy Infrastructure Fund (2018-2022); Guggenheim Enhanced Equity Income Fund (2018-2021); Guggenheim Credit Allocation Fund (2018-2021).

*	The business address of each Trustee is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, Illinois 60606.
**	Each Trustee serves an indefinite term, until his or her successor is elected and qualified. Time served includes time served in the respective position for the Predecessor Corporation.
***

Each Trustee also serves on the Boards of Trustees of Guggenheim Funds Trust, Guggenheim Variable Funds Trust, Guggenheim Strategy Funds Trust, Guggenheim Taxable Municipal Bond & Investment Grade Debt Trust, Guggenheim Strategic Opportunities Fund, Guggenheim Energy & Income Fund, Guggenheim Active Allocation Fund, Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust and Transparent Value Trust. Messrs. Barnes and Nyberg also serve on the Board of Trustees of Advent Convertible & Income Fund.

****	This Trustee is deemed to be an “interested person” of the Fund under the 1940 Act by reason of her position with the Fund’s Adviser and/or the parent of the Adviser.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 67

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years
OFFICERS
Brian E. Binder (1972)	President and Chief Executive Officer	Since 2018

Current: President, Mutual Funds Boards, Guggenheim Investments (2022-present); President and Chief Executive Officer, certain other funds in the Fund Complex (2018-present); President, Mutual Funds Boards, Guggenheim Funds Investment Advisors, LLC and Security Investors, LLC (2018-present);Board Member, Guggenheim Partners Investment Funds plc (2022-present); Board Member, Guggenheim Global Investments plc (2022-present); Board Member of Guggenheim Partners Fund Management (Europe) Limited (2018-present).

Former: Senior Managing Director and Chief Administrative Officer, Guggenheim Investments (2018-2022); Managing Director and President, Deutsche Funds, and Head of US Product, Trading and Fund Administration, Deutsche Asset Management (2013-2018); Managing Director, Chairman of North American Executive Committee and Head of Business Management and Consulting, Invesco Ltd. (2010-2012).

James M. Howley (1972)	Chief Financial Officer, Chief Accounting Officer and Treasurer	Since 2022

Current: Managing Director, Guggenheim Investments (2004-present); Chief Financial Officer, Chief Accounting Officer, and Treasurer, certain other funds in the Fund Complex (2022-present).

Former: Assistant Treasurer, certain other funds in the Fund Complex (2006-2022); Manager, Mutual Fund Administration of Van Kampen Investments, Inc. (1996-2004).

Mark E. Mathiasen (1978)	Secretary	Since 2014	Current: Secretary, certain other funds in the Fund Complex (2007-present); Managing Director, Guggenheim Investments (2007-present).
Glenn McWhinnie (1969)	Assistant Treasurer	Since 2016	Current: Vice President, Guggenheim Investments (2009-present); Assistant Treasurer, certain other funds in the Fund Complex (2016-present).
Michael P. Megaris (1984)	Assistant Secretary	Since 2014	Current: Assistant Secretary, certain other funds in the Fund Complex (2014-present); Managing Director, Guggenheim Investments (2012-present).

68 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years
OFFICERS - continued
Elisabeth Miller (1968)	Chief Compliance Officer	Since 2012

Current: Chief Compliance Officer, certain other funds in the Fund Complex (2012-present); Senior Managing Director, Guggenheim Investments (2012-present); Senior Managing Director, Guggenheim Funds Distributors, LLC (2014-present).

Former: Chief Compliance Officer, Security Investors, LLC and Guggenheim Funds Investment Advisors, LLC (2012-2018); Chief Compliance Officer, Guggenheim

Distributors, LLC (2009-2014); Senior Manager, Security Investors, LLC (2004-2014); Senior Manager, Guggenheim Distributors, LLC (2004-2014).

Margaux Misantone (1978)	AML Officer	Since 2017

Current: Chief Compliance Officer, Security Investors, LLC and Guggenheim Funds Investment Advisors, LLC (2018-present); AML Officer, Security Investors, LLC and certain other funds in the Fund Complex (2017-present); Managing Director, Guggenheim Investments (2015-present).

Former: Assistant Chief Compliance Officer, Security Investors, LLC and Guggenheim Funds Investments Advisors, LLC (2015-2018).

Kimberly J. Scott (1974)	Assistant Treasurer	Since 2014

Current: Director, Guggenheim Investments (2012-present); Assistant Treasurer, certain other funds in the Fund Complex (2012-present).

Former: Financial Reporting Manager, Invesco, Ltd. (2010-2011); Vice President/Assistant Treasurer, Mutual Fund Administration for Van Kampen Investments, Inc./Morgan Stanley Investment Management (2009-2010); Manager of Mutual Fund Administration, Van Kampen Investments, Inc./Morgan Stanley Investment Management (2005-2009).

Bryan Stone (1979)	Vice President	Since 2014

Current: Vice President, certain other funds in the Fund Complex (2014-present); Managing Director, Guggenheim Investments (2013-present). Former: Senior Vice President, Neuberger Berman Group LLC (2009-2013); Vice President, Morgan Stanley (2002-2009).

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 69

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(concluded)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years
OFFICERS - concluded
Jon Szafran (1989)	Assistant Treasurer	Since 2017

Current: Director, Guggenheim Investments (2017-present); Assistant Treasurer, certain other funds in the Fund Complex (2017-present).

Former: Assistant Treasurer of Henderson Global Funds and Manager of US Fund Administration, Henderson Global Investors (North America) Inc. (“HGINA”), (2017); Senior Analyst of US Fund Administration, HGINA (2014–2017); Senior Associate of Fund Administration, Cortland Capital Market Services, LLC (2013-2014); Experienced Associate, PricewaterhouseCoopers LLP (2012-2013).

*	The business address of each officer is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, Illinois 60606.
**	Each officer serves an indefinite term, until his or her successor is duly elected and qualified.

70 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)

Who We Are

This Privacy Notice describes the data protection practices of Guggenheim Investments. Guggenheim Investments as used herein refers to the affiliated investment management businesses of Guggenheim Partners, LLC: Guggenheim Funds Investment Advisors, LLC, Guggenheim Partners Investment Management, LLC, Guggenheim Funds Distributors, LLC, Security Investors, LLC, Guggenheim Investment Advisors (Europe) Limited, Guggenheim Real Estate, LLC, GS Gamma Advisors, LLC, Guggenheim Partners India Management, LLC, Guggenheim Partners Europe Limited, as well as the funds in the Guggenheim Funds complex (the “Funds”) (“Guggenheim Investments,” “we,” “us,” or “our”).

Guggenheim Partners Investment Management Holdings, LLC, located at 330 Madison Avenue, New York, New York 10017 is the data controller for your information. The affiliates who are also controllers of certain of your information are: Guggenheim Investment Advisors (Europe) Limited, Guggenheim Partners Europe Limited, Guggenheim Partners, LLC, Guggenheim Funds Investment Advisors, LLC, Guggenheim Partners Investment Management, LLC, Guggenheim Funds Distributors, LLC and Security Investors, LLC, as well as the Funds.

Our Commitment to You

Guggenheim Investments considers your privacy our utmost concern. When you become our client or investor, you entrust us with not only your hard-earned money but also with your personal and financial information. Because we have access to your private information, we hold ourselves to the highest standards in its safekeeping and use. We strictly limit how we share your information with others, whether you are a current or former Guggenheim Investments client or investor.

The Information We Collect About You

We collect certain nonpublic personal information about you from information you provide on applications, other forms, our website, and/or from third parties including investment advisors. This information includes Social Security or other tax identification number, assets, income, tax information, retirement and estate plan information, transaction history, account balance, payment history, bank account information, marital status, family relationships, information that we collect on our website through the use of “cookies,” and other personal information that you or others provide to us. We may also collect such information through your inquiries by mail, e-mail or telephone. We may also collect customer due diligence information, as required by applicable law and regulation, through third party service providers.

How We Handle Your Personal Information

The legal basis for using your information as set out in this Privacy Notice is as follows: (a) use of your personal data is necessary to perform our obligations under any contract with you (such as a contract for us to provide financial services to you); or (b) where use of your personal data is not necessary for performance of a contract, use of your personal data is necessary for our

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 71

GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)(continued)

legitimate interests or the legitimate interests of others (for example, to enforce the legal terms governing our services, operate and market our website and other services we offer, ensure safe environments for our personnel and others, make and receive payments, prevent fraud and to know the customer to whom we are providing the services). Some processing is done to comply with applicable law.

In addition to the specific uses described above, we also use your information in the following manner:

●	We use your information in connection with servicing your accounts.

●	We use information to respond to your requests or questions. For example, we might use your information to respond to your customer feedback.

●	We use information to improve our products and services. We may use your information to make our website and products better. We may use your information to customize your experience with us.

●	We use information for security purposes. We may use your information to protect our company and our customers.

●

We use information to communicate with you. For example, we will communicate with you about your account or our relationship. We may contact you about your feedback. We might also contact you about this Privacy Notice. We may also enroll you in our email newsletter.

●	We use information as otherwise permitted by law, as we may notify you.

●

Aggregate/Anonymous Data. We may aggregate and/or anonymize any information collected through the website so that such information can no longer be linked to you or your device (“Aggregate/Anonymous Information”). We may use Aggregate/Anonymous Information for any purpose, including without limitation for research and marketing purposes, and may also share such data with any third parties, including advertisers, promotional partners, and sponsors.

We do not sell information about current or former clients or their accounts to third parties. Nor do we share this information, except when necessary to complete transactions at your request, to make you aware of investment products and services that we or our affiliates offer, or as permitted or required by law. We provide information about you to companies and individuals not affiliated with Guggenheim Investments to complete certain transactions or account changes, or to perform services for us related to your account. For example, if you ask to transfer assets from another financial institution to Guggenheim Investments, we must provide certain information about you to that company to complete the transaction.

72 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)(continued)

We provide the third party with only the information necessary to carry out its responsibilities and only for that purpose. And we require these third parties to treat your private information with the same high degree of confidentiality that we do. To alert you to other Guggenheim Investments products and services, we share your information within our family of affiliated companies. You may limit our sharing with affiliated companies as set out below. We may also share information with any successor to all or part of our business, or in connection with steps leading up to a merger or acquisition. For example, if part of our business was sold we may give customer information as part of that transaction. We may also share information about you with your consent.

We will release information about you if you direct us to do so, if we are compelled by law to do so, or in other circumstances as permitted by law (for example, to protect your account from fraud).

If you close your account(s) or become an inactive client or investor, we will continue to adhere to the privacy policies and practices described in this notice.

Opt-Out Provisions and Your Data Choices

The law allows you to “opt out” of certain kinds of information sharing with third parties. We do not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.

When you are no longer our client or investor, we continue to share your information as described in this notice, and you may contact us at any time to limit our sharing by sending an email to CorporateDataPrivacy@GuggenheimPartners.com.

European Union Data Subjects and certain others: In addition to the choices set forth above, residents of the European Union and certain other jurisdictions have certain rights to (1) request access to or rectification or deletion of information we collect about them, (2) request a restriction on the processing of their information, (3) object to the processing of their information, or (4) request the portability of certain information. To exercise these or other rights, please contact us using the contact information below. We will consider all requests and provide our response within the time period stated by applicable law. Please note, however, that certain information may be exempt from such requests in some circumstances, which may include if we need to keep processing your information for our legitimate interests or to comply with a legal obligation. We may request you provide us with information necessary to confirm your identity before responding to your request.

Residents of France and certain other jurisdictions may also provide us with instructions regarding the manner in which we may continue to store, erase and share your information after your death, and where applicable, the person you have designated to exercise these rights after your death.

How We Protect Privacy Online

We take steps to protect your privacy when you use our web site – www.guggenheiminvestments.com – by using secure forms of online communication, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 73

GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)(concluded)

passwords. These safeguards vary based on the sensitivity of the information that we collect and store. However, we cannot and do not guarantee that these measures will prevent every unauthorized attempt to access, use, or disclose your information since despite our efforts, no Internet and/or other electronic transmissions can be completely secure. Our web site uses “http cookies”—tiny pieces of information that we ask your browser to store. We use cookies for session management and security features on the Guggenheim Investments web site. We do not use them to pull data from your hard drive, to learn your e-mail address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the legal information area on our web site for more details about web site security and privacy features.

How We Safeguard Your Personal Information and Data Retention

We restrict access to nonpublic personal information about you to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

We keep your information for no longer than necessary for the purposes for which it is processed. The length of time for which we retain information depends on the purposes for which we collected and use it and/or as required to comply with applicable laws. Information may persist in copies made for backup and business continuity purposes for additional time.

International Visitors

If you are not a resident of the United States, please be aware that your information may be transferred to, stored and processed in the United States where our servers are located and our databases are operated. The data protection and other laws of the United States and other countries might not be as comprehensive as those in your country.

In such cases, we ensure that a legal basis for such a transfer exists and that adequate protection is provided as required by applicable law, for example, by using standard contractual clauses or by transferring your data to a jurisdiction that has obtained an adequacy finding. Individuals whose data may be transferred on the basis of standard contractual clauses may contact us as described below.

We’ll Keep You Informed

If you have any questions or concerns about how we treat your personal data, we encourage you to consult with us first. You may also contact the relevant supervisory authority. We reserve the right to modify this policy at any time and will inform you promptly of material changes. You may access our privacy policy from our web site at www.guggenheiminvestments.com. Should you have any questions regarding our privacy policy, contact us by email at
CorporateDataPrivacy@GuggenheimPartners.com.

74 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

This page intentionally left blank.

This page intentionally left blank.

This page intentionally left blank.

This page intentionally left blank.

This page intentionally left blank.

This page intentionally left blank.

This page intentionally left blank.

3.31.2023

Guggenheim Funds Semi-Annual Report

Guggenheim Total Return Bond Fund

GuggenheimInvestments.com	TRB-SEMI-0323x0923

DEAR SHAREHOLDER	2
ECONOMIC AND MARKET OVERVIEW	4
ABOUT SHAREHOLDERS’ FUND EXPENSES	6
TOTAL RETURN BOND FUND	9
NOTES TO FINANCIAL STATEMENTS	85
OTHER INFORMATION	114
INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	115
GUGGENHEIM INVESTMENTS PRIVACY NOTICE	124

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 1

March 31, 2023

Dear Shareholder:

Guggenheim Partners Investment Management, LLC (“GPIM” or the “Investment Adviser”), is pleased to present the shareholder report for Guggenheim Total Return Bond Fund (the “Fund”) for the semi-annual period ended March 31, 2023 (the “Reporting Period”).

The Investment Adviser is part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC (“Guggenheim”), a global, diversified financial services firm.

Guggenheim Funds Distributors, LLC is the distributor of the Funds. Guggenheim Funds Distributors, LLC is affiliated with Guggenheim and the Investment Adviser.

We encourage you to read the Economic and Market Overview section of the report, which follows this letter.

We are committed to providing innovative investment solutions and appreciate the trust you place in us.

Sincerely,

Guggenheim Partners Investment Management, LLC

April 30, 2023

Read a prospectus and summary prospectus (if available) carefully before investing. It contains the investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at guggenheiminvestments.com or call 800.820.0888.

This material is not intended as a recommendation or as investment advice of any kind, including in connection with rollovers, transfers, and distributions. Such material is not provided in a fiduciary capacity, may not be relied upon for or in connection with the making of investment decisions, and does not constitute a solicitation of an offer to buy or sell securities. All content has been provided for informational or educational purposes only and is not intended to be and should not be construed as legal or tax advice and/or a legal opinion. Always consult a financial, tax and/or legal professional regarding your specific situation.

2 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

March 31, 2023

Total Return Bond Fund may not be suitable for all investors. ● The Fund’s market value will change in response to interest rate changes and market conditions among other factors. In general, bond prices rise when interest rates fall and vice versa. ● The Fund’s exposure to high yield securities may subject the Fund to greater volatility. ● When market conditions are deemed appropriate, the Fund will leverage to the full extent permitted by its investment policies and restrictions and applicable law. Leveraging will exaggerate the effect on net asset value of any increase or decrease in the market value of the Fund’s portfolio. ● The Fund may invest in derivative instruments, which may be more volatile and less liquid, increasing the risk of loss when compared to traditional securities. Certain of the derivative instruments are also subject to the risks of counterparty default and adverse tax treatment. ● Instruments and strategies (such as borrowing transactions and reverse repurchase agreements) may provide leveraged exposure to a particular investment, which will magnify any gains or losses on those investments. ● Investments in reverse repurchase agreements expose the Fund to the many of the same risks as investments in derivatives. ● The Fund’s investments in other investment vehicles subject the Fund to those risks and expenses affecting the investment vehicle. ● The Fund’s investments in foreign securities carry additional risks when compared to U.S. securities, due to the impact of diplomatic, political, or economic developments in the country in question (investments in emerging markets securities are generally subject to an even greater level of risk). ● Investments in syndicated bank loans generally offer a floating interest rate and involve special types of risks. ● The Fund’s investments in municipal securities can be affected by events that affect the municipal bond market. ● The Fund’s investments in real estate securities subject the Fund to the same risks as direct investments in real estate, which is particularly sensitive to economic downturns. ● The Fund’s investments in restricted securities may involve financial and liquidity risk. ● You may have a gain or loss when you sell your shares. ● It is important to note that the Fund is not guaranteed by the U.S. government. ● Please read the prospectus for more detailed information regarding these and other risks.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 3

ECONOMIC AND MARKET OVERVIEW (Unaudited)	March 31, 2023

Developments in March 2023 highlighted the increasingly difficult place in which the U.S. Federal Reserve (the “Fed”) and other central banks find themselves as they work toward restoring price stability and maintaining financial stability. The collapse of Silicon Valley Bank and Signature Bank prompted banks to rush for liquidity support from the Fed, totaling $165 billion in the immediate aftermath. Overseas, the Swiss National Bank provided the equivalent of $54 billion in emergency liquidity to Credit Suisse before a deal was struck with rival UBS to buy it for $3.25 billion.

Heightened concerns about further bank stress and central banks’ ability to continue aggressively tightening monetary policy weighed heavily on market-implied expectations for the path of policy rates. Nevertheless, in March 2023 the Fed raised rates by 25 basis points and the European Central Bank raised rates by 50 basis points. One basis point equals 0.01%. We expect central banks will continue to raise rates over the next few months in their continuing effort to bring inflation to heel, despite the cracks in financial stability that are beginning to show.

While markets were volatile, data releases indicated that the U.S. economy is still on a relatively firm footing. March job growth came in at 236,000, well above the level needed to keep the unemployment rate from rising. Housing data has surprised to the upside, likely in response to the recent softening of mortgage rates. Meanwhile, the S&P Global U.S. composite Purchasing Managers’ Index (“PMI”) rose to a 10-month high, with strength especially evident in sub-indices for the service sector. Forward-looking data looks more concerning, however, with the Leading Economic Index turning down further, initial signs of job loss in the most cyclical and interest rate sensitive sectors, and business surveys souring on the economic outlook and plans for spending and hiring.

The Fed acknowledged in its March 2023 Federal Open Market Committee meeting statement that a contraction of credit emanating from volatility in the banking sector was likely to create new headwinds for the economy. In recognition of this new risk, the Fed’s updated Summary of Economic Projections showed a small downward revision of real gross domestic product growth this year, from 0.5% to 0.4%, followed by a larger downward revision for next year, from 1.6% to 1.2%. We continue to expect a recession could begin midway through the year.

For the Reporting Period, the S&P 500® Index* returned 15.62%. The MSCI Europe-Australasia-Far East (“EAFE”) Index* (gross) returned 27.52%. The return of the MSCI Emerging Markets Index* (gross) was 14.20%.

In the bond market, the Bloomberg U.S. Aggregate Bond Index* posted a 4.89% return for the Reporting Period, while the Bloomberg U.S. Corporate High Yield Index* returned 7.89%. The return of the ICE Bank of America (“BofA”) 3-Month U.S. Treasury Bill Index* was 1.94% for the six-month period.

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

4 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ECONOMIC AND MARKET OVERVIEW (Unaudited)(concluded)	March 31, 2023

*Index Definitions:

The following indices are referenced throughout this report. Indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees, or expenses.

Bloomberg U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, mortgage-backed securities or “MBS” (agency fixed-rate and hybrid adjustable-rate mortgage, or “ARM”, pass-throughs), asset-backed securities (“ABS”), and commercial mortgage-backed securities (“CMBS”) (agency and non-agency).

Bloomberg U.S. Corporate High Yield Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB +/ BB + or below.

ICE BofA 3-Month U.S. Treasury Bill Index is an unmanaged market Index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

S&P 500® Index is a broad-based index, the performance of which is based on the performance of 500 widely held common stocks chosen for market size, liquidity, and industry group representation.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 5

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses, and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, other distributions, and exchange fees, and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning September 30, 2022 and ending March 31, 2023.

The following tables illustrate the Fund’s costs in two ways:

Table 1. Based on actual Fund return: This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fifth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return: This section is intended to help investors compare a fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

6 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(continued)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges (“CDSC”) on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about the Fund’s expenses, including annual expense ratios for periods up to five years (subject to the Fund’s inception date), can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 7

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(concluded)

	Expense Ratio[1]	Fund Return	Beginning Account Value September 30, 2022	Ending Account Value March 31, 2023	Expenses Paid During Period[2]
Table 1. Based on actual Fund return[3]
A-Class	0.87%	5.28%	$ 1,000.00	$ 1,052.80	$ 4.45
C-Class	1.62%	4.84%	1,000.00	1,048.40	8.27
P-Class	0.88%	5.24%	1,000.00	1,052.40	4.50
Institutional Class	0.58%	5.42%	1,000.00	1,054.20	2.97
R6-Class	0.54%	5.39%	1,000.00	1,053.90	2.77

Table 2. Based on hypothetical 5% return (before expenses)
A-Class	0.87%	5.00%	$ 1,000.00	$ 1,020.59	$ 4.38
C-Class	1.62%	5.00%	1,000.00	1,016.85	8.15
P-Class	0.88%	5.00%	1,000.00	1,020.54	4.43
Institutional Class	0.58%	5.00%	1,000.00	1,022.04	2.92
R6-Class	0.54%	5.00%	1,000.00	1,022.24	2.72

[1]

Annualized and excludes expenses of the underlying funds in which the Fund invests, if any. This ratio represents net expenses, which may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratio for the Fund would be 0.76%, 1.51%, 0.76%, 0.47% and 0.44% for the A-Class, C-Class, P-Class, Institutional Class and R6-Class, respectively.

[2]

Expenses are equal to the Fund’s annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

[3]	Actual cumulative return at net asset value for the period September 30, 2022 to March 31, 2023.

8 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 31, 2023

TOTAL RETURN BOND FUND

OBJECTIVE: Seeks to provide total return, comprised of current income and capital appreciation.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 9

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(continued)	March 31, 2023

Inception Dates:
A-Class	November 30, 2011
C-Class	November 30, 2011
P-Class	May 1, 2015
Institutional Class	November 30, 2011
R6-Class	October 19, 2016

Portfolio Composition by Quality Rating[1]
Rating	% of Total Investments
Fixed Income Instruments
AAA	40.9%
AA	7.3%
A	12.8%
BBB	17.9%
BB	4.1%
B	3.1%
CCC	0.6%
CC	1.4%
C	0.1%
D	0.0%
NR2	6.0%
Other Instruments	5.8%
Total Investments	100.0%

Ten Largest Holdings	(% of Total Net Assets)
Uniform MBS 30 Year due 03/01/53	5.5%
U.S. Treasury Notes, 4.13%	5.2%
U.S. Treasury Notes, 4.63%	4.3%
U.S. Treasury Notes, 3.50%	4.1%
U.S. Treasury Notes, 4.00%	3.8%
U.S. Treasury Bonds, 2.00%	2.7%
U.S. Treasury Bonds, 4.00%	0.9%
U.S. Treasury Bonds due 02/15/46	0.7%
U.S. Treasury Bonds due 05/15/44	0.7%
FKRT, 2.21%	0.6%
Top Ten Total	28.5%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

[1]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled “NR” have been rated by Moody’s, Standard & Poor’s (“S&P”), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization (“NRSRO”). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating. Security ratings are determined at the time of purchase and may change thereafter.

[2]	NR (not rated) securities do not necessarily indicate low credit quality.

10 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(concluded)	March 31, 2023

Average Annual Returns*

Periods Ended March 31, 2023

	6 Month†	1 Year	5 Year	10 Year
A-Class Shares	5.28%	(6.42%)	1.07%	2.50%
A-Class Shares with sales charge‡	1.07%	(10.15%)	0.25%	2.00%
C-Class Shares	4.84%	(7.13%)	0.32%	1.74%
C-Class Shares with CDSC§	3.84%	(8.03%)	0.32%	1.74%
Institutional Class Shares	5.42%	(6.14%)	1.36%	2.83%
Bloomberg U.S. Aggregate Bond Index	4.89%	(4.78%)	0.91%	1.36%

	6 Month†	1 Year	5 Year	Since Inception (05/01/15)
P-Class Shares	5.24%	(6.42%)	1.07%	2.04%
Bloomberg U.S. Aggregate Bond Index	4.89%	(4.78%)	0.91%	1.11%

	6 Month†	1 Year	5 Year	Since Inception (10/19/16)
R6-Class Shares	5.39%	(6.16%)	1.36%	1.82%
Bloomberg U.S. Aggregate Bond Index	4.89%	(4.78%)	0.91%	0.60%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Bloomberg U.S. Aggregate Bond Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†	6 month returns are not annualized.
‡

Effective October 1, 2015, the maximum sales charge decreased from 4.75% to 4.00%. A 4.75% maximum sales charge is used in the calculation of the Average Annual Returns based on subscriptions made prior to October 1, 2015, and a 4.00% maximum sales charge is used to calculate performance for periods based on subscriptions made on or after October 1, 2015.

§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 11

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023
TOTAL RETURN BOND FUND

	Shares	Value
COMMON STOCKS† - 0.2%

Financial - 0.2%
AfterNext HealthTech Acquisition Corp. — Class A*,1	611,700	$6,251,574
TPG Pace Beneficial II Corp.*,1	610,227	6,084,024
Conyers Park III Acquisition Corp. — Class A*,1	570,000	5,762,700
Waverley Capital Acquisition Corp. 1 — Class A*,1	451,200	4,602,240
Acropolis Infrastructure Acquisition Corp. — Class A*,1	399,100	4,042,883
Blue Whale Acquisition Corp. I — Class A*,1	330,700	3,287,158
Pershing Square Tontine Holdings, Ltd. — Class A*,†††	9,315,080	931
Total Financial		30,031,510

Communications - 0.0%
Vacasa, Inc. — Class A*	364,396	350,622

Industrial - 0.0%
BP Holdco LLC*,†††,2	532	684
Vector Phoenix Holdings, LP*,†††	532	127
API Heat Transfer Parent LLC*,†††	73,183	7
Total Industrial		818

Total Common Stocks
(Cost $32,421,700)		30,382,950

PREFERRED STOCKS†† - 4.0%
Financial - 4.0%
Wells Fargo & Co.
3.90%*	49,842,000	43,996,032
4.70%	1,767,925	33,396,103
4.38%	1,268,275	22,308,957
Equitable Holdings, Inc.
4.95%*	71,314,000	64,997,957
4.30%	1,798,746	33,456,676
Citigroup, Inc.
3.88%*	78,871,000	66,606,560
4.00%*	26,571,000	23,482,121
Markel Corp.
6.00%*	83,111,000	79,727,951
Charles Schwab Corp.
4.00%*	73,673,000	58,017,488
Bank of New York Mellon Corp.
3.75%*	65,200,000	53,763,920
MetLife, Inc.
3.85%*	53,467,000	47,107,278
Bank of America Corp.
4.38%*	27,700,000	23,548,818
6.13%*	11,550,000	11,362,312
JPMorgan Chase & Co.
3.65%*	37,412,000	32,735,500
W R Berkley Corp.
4.13%	1,359,473	23,586,857
Goldman Sachs Group, Inc.
3.80%*	25,830,000	21,394,989
American Financial Group, Inc.
4.50%	1,046,256	19,366,199
Kuvare US Holdings, Inc.
7.00%*,4	15,731,000	15,809,655
Arch Capital Group Ltd.
4.55%	781,120	15,036,560
First Republic Bank
4.25%	2,368,525	12,624,238
4.50%	276,775	1,541,637
Lincoln National Corp.
9.25%*	13,350,000	13,316,625
Reinsurance Group of America, Inc.
7.13%	471,025	12,387,958
Jackson Financial, Inc.
8.00%*	472,000	11,705,600
CNO Financial Group, Inc.
5.13%	715,225	11,622,406
Assurant, Inc.
5.25%	560,975	10,950,232

12 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
TOTAL RETURN BOND FUND

	Shares	Value
Selective Insurance Group, Inc.
4.60%	541,225	$9,309,070
RenaissanceRe Holdings Ltd.
4.20%	300,700	5,193,089
Globe Life, Inc.
4.25%	254,125	4,853,787
Depository Trust & Clearing Corp.
3.38%*,4	4,750,000	3,597,396
Total Financial		786,803,971

Government - 0.0%
CoBank ACB
4.25%* due 12/31/70	3,300,000	2,683,945

Industrial - 0.0%
API Heat Transfer Intermediate*,†††	9	—
Total Preferred Stocks
(Cost $990,577,489)		789,487,916

WARRANTS† - 0.0%
Conyers Park III Acquisition Corp. — Class A
Expiring 08/12/28*,[1]	190,000	38,000
AfterNext HealthTech Acquisition Corp. — Class A
Expiring 07/09/23*,[1]	203,900	33,960
Acropolis Infrastructure Acquisition Corp. — Class A
Expiring 03/31/26*,[1]	133,032	22,669
Ginkgo Bioworks Holdings, Inc.
Expiring 08/01/26*	101,490	18,268
Waverley Capital Acquisition Corp. — Class A
Expiring 04/30/27*,1	150,400	13,536
Blue Whale Acquisition Corp. — Class A
Expiring 07/09/23*,1	82,674	6,920
Pershing Square Tontine Holdings, Ltd. — Class A
Expiring 07/24/25*,†††	1,035,008	103
MSD Acquisition Corp. — Class A
Expiring 05/13/23*, †††,1	125,260	—
Total Warrants
(Cost $1,316,040)		133,456

EXCHANGE-TRADED FUNDS† - 0.0%
iShares iBoxx $ Investment Grade Corporate Bond ETF	22,700	2,488,147
Total Exchange-Traded Funds
(Cost $2,451,457)		2,488,147

MUTUAL FUNDS† - 0.3%
Guggenheim Strategy Fund II2	1,138,904	27,572,862
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	2,788,283	27,074,223
Guggenheim Strategy Fund III[2]	613,924	14,887,654
Total Mutual Funds
(Cost $71,415,189)		69,534,739

MONEY MARKET FUNDS† - 1.5%
Dreyfus Treasury Obligations Cash Management Fund — Institutional Shares, 4.69%[5]	202,136,926	202,136,926
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 4.43%[5]	89,069,118	89,069,118

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 13

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
TOTAL RETURN BOND FUND

	Shares	Value
Federated Hermes U.S. Treasury Cash Reserves Fund — Institutional Shares, 4.37%[5]	3,262,183	$3,262,183
Total Money Market Funds
(Cost $294,468,227)		294,468,227

	Face Amount~
CORPORATE BONDS†† - 26.4%
Financial - 12.4%
Pershing Square Holdings Ltd.
3.25% due 10/01/31	104,800,000	79,489,752
3.25% due 11/15/30[4]	65,250,000	51,048,338
Reliance Standard Life Global Funding II
2.75% due 05/07/25[4]	93,191,000	88,480,367
Nationwide Mutual Insurance Co.
4.35% due 04/30/50[4]	110,871,000	87,635,528
Wilton RE Ltd.
6.00% †††,3,4,6	92,239,000	82,027,220
GLP Capital Limited Partnership / GLP Financing II, Inc.
4.00% due 01/15/31	54,748,000	46,963,401
5.30% due 01/15/29	28,367,000	27,066,373
3.25% due 01/15/32	4,150,000	3,367,144
4.00% due 01/15/30	475,000	421,197
Liberty Mutual Group, Inc.
4.30% due 02/01/61[4]	74,981,000	44,462,024
3.95% due 05/15/60[4]	34,064,000	23,734,039
4.13% due 12/15/51[3,4]	3,600,000	2,886,912
Maple Grove Funding Trust I
4.16% due 08/15/51[4]	77,700,000	55,780,872
Safehold Operating Partnership, LP
2.85% due 01/15/32	40,038,000	31,104,194
2.80% due 06/15/31	30,247,000	23,617,784
FS KKR Capital Corp.
2.63% due 01/15/27	33,971,000	28,575,830
3.25% due 07/15/27	30,100,000	25,501,929
Global Atlantic Finance Co.
4.70% due 10/15/51[3,4]	38,462,000	30,825,697
3.13% due 06/15/31[4]	28,871,000	22,742,389
Host Hotels & Resorts, LP
3.50% due 09/15/30	44,753,000	37,799,761
2.90% due 12/15/31	20,200,000	15,763,390
Jefferies Financial Group, Inc.
2.75% due 10/15/32	40,642,000	31,346,926
2.63% due 10/15/31	27,400,000	20,936,051
Bank of America Corp.
2.59% due 04/29/31[3]	56,740,000	48,050,942
5.28% (SOFR + 0.73%, Rate Floor: 0.00%) due 10/24/24◊	1,660,000	1,644,829
1.73% due 07/22/27[3]	1,650,000	1,479,572
Macquarie Bank Ltd.
3.62% due 06/03/30[4]	59,035,000	50,941,823
Fairfax Financial Holdings Ltd.
3.38% due 03/03/31	41,708,000	35,078,365
5.63% due 08/16/32[4]	13,100,000	12,875,317
Fidelity National Financial, Inc.
3.40% due 06/15/30	43,590,000	38,138,573
2.45% due 03/15/31	11,565,000	9,267,557
First American Financial Corp.
4.00% due 05/15/30	40,891,000	36,955,194
2.40% due 08/15/31	11,875,000	9,179,755
United Wholesale Mortgage LLC
5.50% due 04/15/29[4]	32,712,000	27,314,520
5.50% due 11/15/25[4]	19,152,000	18,125,644
Ares Finance Company II LLC
3.25% due 06/15/30[4]	53,085,000	44,692,108

14 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
TOTAL RETURN BOND FUND

	Face Amount~	Value
Nippon Life Insurance Co.
2.75% due 01/21/51[3,4]	45,350,000	$35,969,504
2.90% due 09/16/51[3,4]	10,380,000	8,274,684
JPMorgan Chase & Co.
2.52% due 04/22/31[3]	19,520,000	16,687,015
2.96% due 05/13/31[3]	17,276,000	14,933,573
4.49% due 03/24/31[3]	10,750,000	10,443,840
0.82% due 06/01/25[3]	900,000	852,850
2.07% due 06/01/29[3]	900,000	780,920
Macquarie Group Ltd.
2.69% due 06/23/32[3,4]	31,550,000	25,243,036
2.87% due 01/14/33[3,4]	17,431,000	14,118,040
5.03% due 01/15/30[3,4]	800,000	789,063
1.63% due 09/23/27[3,4]	720,000	632,698
1.34% due 01/12/27[3,4]	570,000	508,614
OneAmerica Financial Partners, Inc.
4.25% due 10/15/50[4]	54,705,000	39,957,216
Bain Capital, LP
3.41% due 04/15/41†††	36,000,000	25,283,925
3.72% due 04/15/42†††	20,300,000	14,651,627
Rocket Mortgage LLC / Rocket Mortgage Company-Issuer, Inc.
3.88% due 03/01/31[4]	46,892,000	38,880,033
Reinsurance Group of America, Inc.
3.15% due 06/15/30	40,667,000	35,980,474
CBS Studio Center
7.56% (30 Day Average SOFR + 3.00%, Rate Floor: 3.00%) due 01/09/24◊,†††	34,100,000	34,441,000
Jefferies Finance LLC / JFIN Company-Issuer Corp.
5.00% due 08/15/28[4]	39,650,000	33,567,293
Sumitomo Life Insurance Co.
3.38% due 04/15/81[3,4]	39,900,000	33,416,250
Mizuho Financial Group, Inc.
5.67% due 05/27/29[3]	31,200,000	31,639,613
5.41% due 09/13/28[3]	1,400,000	1,406,058
Belrose Funding Trust
2.33% due 08/15/30[4]	38,420,000	29,864,471
Assurant, Inc.
2.65% due 01/15/32	36,922,000	27,851,310
6.75% due 02/15/34	1,450,000	1,516,379
Stewart Information Services Corp.
3.60% due 11/15/31	37,221,000	29,265,149
National Australia Bank Ltd.
2.33% due 08/21/30[4]	22,400,000	17,489,745
3.35% due 01/12/37[3,4]	14,550,000	11,752,694
UBS Group AG
2.10% due 02/11/32[3,4]	33,400,000	25,928,997
5.71% due 01/12/27[3,4]	1,000,000	990,882
Standard Chartered plc
4.64% due 04/01/31[3,4]	28,908,000	26,854,432
Iron Mountain, Inc.
4.50% due 02/15/31[4]	18,937,000	16,273,132
5.63% due 07/15/32[4]	8,431,000	7,702,056
4.88% due 09/15/27[4]	1,938,000	1,831,798
5.25% due 07/15/30[4]	74,000	66,724
Americo Life, Inc.
3.45% due 04/15/31[4]	32,364,000	25,296,430
Westpac Banking Corp.
3.02% due 11/18/36[3]	15,650,000	12,262,226
2.96% due 11/16/40	12,214,000	8,202,602
2.67% due 11/15/35[3]	4,467,000	3,479,286

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 15

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
TOTAL RETURN BOND FUND

	Face Amount~	Value
Trustage Financial Group, Inc.
4.63% due 04/15/32[4]	26,450,000	$23,671,967
Dyal Capital Partners III
4.40% due 06/15/40†††	26,750,000	22,825,932
LPL Holdings, Inc.
4.00% due 03/15/29[4]	17,588,000	15,829,200
4.38% due 05/15/31[4]	6,241,000	5,517,731
Brookfield Finance, Inc.
3.50% due 03/30/51	18,906,000	12,584,779
4.70% due 09/20/47	9,790,000	8,456,207
Manulife Financial Corp.
2.48% due 05/19/27	17,800,000	16,402,363
4.06% due 02/24/32[3]	4,815,000	4,577,716
Hunt Companies, Inc.
5.25% due 04/15/29[4]	25,121,000	19,631,863
Corebridge Financial, Inc.
6.88% due 12/15/52[3,4]	16,030,000	14,289,951
4.35% due 04/05/42[4]	4,950,000	4,070,178
Mitsubishi UFJ Financial Group, Inc.
5.44% due 02/22/34[3]	16,150,000	16,318,704
4.08% due 04/19/28[3]	1,580,000	1,512,653
5.72% due 02/20/26[3]	500,000	501,286
Societe Generale S.A.
2.89% due 06/09/32[3,4]	21,150,000	16,662,088
1.79% due 06/09/27[3,4]	1,630,000	1,413,225
NFP Corp.
7.50% due 10/01/30[4]	11,950,000	11,546,449
6.88% due 08/15/28[4]	5,617,000	4,820,172
Central Storage Safety Project Trust
4.82% due 02/01/38[7]	18,085,920	15,557,826
GA Global Funding Trust
2.90% due 01/06/32[4]	17,480,000	13,942,325
1.25% due 12/08/23[4]	1,650,000	1,599,935
ABN AMRO Bank N.V.
2.47% due 12/13/29[3,4]	18,000,000	15,132,604
KKR Group Finance Company VIII LLC
3.50% due 08/25/50[4]	22,210,000	14,989,958
QBE Insurance Group Ltd.
5.88% [3,4,6]	15,700,000	14,639,257
AmFam Holdings, Inc.
2.81% due 03/11/31[4]	19,050,000	14,502,233
Lincoln National Corp.
4.38% due 06/15/50	18,801,000	14,205,658
Prudential Financial, Inc.
3.70% due 10/01/50[3]	17,139,000	13,960,899
Everest Reinsurance Holdings, Inc.
3.50% due 10/15/50	19,176,000	13,916,909
Kennedy-Wilson, Inc.
4.75% due 03/01/29	15,662,000	12,451,290
4.75% due 02/01/30	81,000	59,759
PartnerRe Finance B LLC
4.50% due 10/01/50[3]	14,043,000	11,655,690
NatWest Group plc
6.02% due 03/02/34[3]	10,130,000	10,492,746
4.45% due 05/08/30[3]	1,100,000	1,032,926
Sumitomo Mitsui Financial Group, Inc.
2.22% due 09/17/31	11,900,000	9,513,464
5.71% due 01/13/30	1,000,000	1,032,518
5.52% due 01/13/28	640,000	650,748
CNO Financial Group, Inc.
5.25% due 05/30/29	11,125,000	10,752,178
HSBC Holdings plc
6.16% due 03/09/29[3]	10,340,000	10,630,550
Penn Mutual Life Insurance Co.
3.80% due 04/29/61[4]	14,970,000	10,583,221
Assured Guaranty US Holdings, Inc.
3.60% due 09/15/51	13,861,000	9,608,187

16 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
TOTAL RETURN BOND FUND

	Face Amount~	Value
KKR Group Finance Company X LLC
3.25% due 12/15/51[4]	15,150,000	$9,556,183
Accident Fund Insurance Company of America
8.50% due 08/01/32[4]	9,000,000	9,427,205
Western & Southern Life Insurance Co.
3.75% due 04/28/61[4]	13,360,000	9,305,615
American Equity Investment Life Holding Co.
5.00% due 06/15/27	8,142,000	8,139,976
Kemper Corp.
2.40% due 09/30/30	10,006,000	8,031,341
Fidelity & Guaranty Life Holdings, Inc.
5.50% due 05/01/25[4]	8,050,000	8,026,090
Five Corners Funding Trust III
5.79% due 02/15/33[4]	7,550,000	7,746,498
Ceamer Finance LLC
6.92% due 11/15/37†††	7,500,000	7,375,903
CNO Global Funding
1.75% due 10/07/26[4]	7,400,000	6,632,630
Citigroup, Inc.
2.52% due 11/03/32[3]	6,900,000	5,617,009
2.90% due 11/03/42[3]	1,400,000	1,001,378
Mid-Atlantic Military Family Communities LLC
5.30% due 08/01/50[4]	5,932,851	5,230,849
5.24% due 08/01/50[4]	1,080,285	1,008,967
Cooperatieve Rabobank UA
4.66% due 08/22/28[3,4]	6,200,000	6,024,542
Deloitte LLP
7.33% due 11/20/26†††	4,800,000	5,103,991
Brookfield Finance LLC
3.45% due 04/15/50	6,852,000	4,646,610
Horace Mann Educators Corp.
4.50% due 12/01/25	4,560,000	4,441,186
Cushman & Wakefield US Borrower LLC
6.75% due 05/15/28[4]	4,710,000	4,216,747
HS Wildcat LLC
3.83% due 12/31/50†††	4,991,137	3,946,750
Goldman Sachs Group, Inc.
3.65% [3,6]	2,450,000	1,999,812
1.22% due 12/06/23	1,650,000	1,602,574
Commonwealth Bank of Australia
3.61% due 09/12/34[3,4]	3,550,000	3,084,613
Enstar Group Ltd.
3.10% due 09/01/31	1,670,000	1,286,299
4.95% due 06/01/29	1,250,000	1,174,319
KKR Group Finance Company III LLC
5.13% due 06/01/44[4]	2,710,000	2,385,975
Home Point Capital, Inc.
5.00% due 02/01/26[4]	2,780,000	2,085,848
American National Group, Inc.
6.14% due 06/13/32[4]	2,000,000	1,939,826
Lloyds Banking Group plc
3.51% due 03/18/26[3]	1,580,000	1,503,323
5.87% due 03/06/29[3]	300,000	302,471
Ares Finance Company IV LLC
3.65% due 02/01/52[4]	2,450,000	1,614,050
Transatlantic Holdings, Inc.
8.00% due 11/30/39	1,265,000	1,612,170
Bank of Nova Scotia
2.44% due 03/11/24	1,600,000	1,554,498
Athene Global Funding
2.67% due 06/07/31[4]	1,550,000	1,233,908
2.65% due 10/04/31[4]	400,000	317,625

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 17

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
TOTAL RETURN BOND FUND

	Face Amount~	Value
Brighthouse Financial Global Funding
1.00% due 04/12/24[4]	1,620,000	$1,547,327
Jackson National Life Global Funding
1.75% due 01/12/25[4]	1,650,000	1,544,748
Danske Bank A/S
0.98% due 09/10/25[3,4]	1,660,000	1,541,729
ING Groep N.V.
1.73% due 04/01/27[3]	1,360,000	1,208,156
2.73% due 04/01/32[3]	400,000	329,552
Fort Benning Family Communities LLC
6.09% due 01/15/51[4]	1,576,149	1,457,822
BNP Paribas S.A.
1.32% due 01/13/27[3,4]	1,640,000	1,449,776
Selective Insurance Group, Inc.
5.38% due 03/01/49	1,510,000	1,405,294
Iron Mountain Information Management Services, Inc.
5.00% due 07/15/32[4]	1,617,000	1,388,569
Blackstone Holdings Finance Company LLC
3.20% due 01/30/52[4]	2,150,000	1,359,383
Midwest Family Housing LLC
5.58% due 01/01/51[4]	1,288,809	1,191,727
Fort Knox Military Housing Privatization Project
5.02% (1 Month USD LIBOR + 0.34%) due 02/15/52◊,4	1,657,734	1,177,372
AvalonBay Communities, Inc.
2.30% due 03/01/30	1,200,000	1,018,128
Credit Agricole S.A.
5.30% due 07/12/28[4]	1,000,000	1,013,792
LXP Industrial Trust
2.38% due 10/01/31	1,300,000	1,001,158
Banco Santander S.A.
2.96% due 03/25/31	1,200,000	986,516
Morgan Stanley
2.51% due 10/20/32[3]	1,200,000	983,002
Capital One Financial Corp.
5.47% due 02/01/29[3]	1,000,000	974,572
Realty Income Corp.
3.25% due 01/15/31	1,100,000	968,972
KKR Group Finance Company II LLC
5.50% due 02/01/43[4]	1,000,000	947,256
Atlas Mara Ltd.
due 12/31/21†††,7,8	2,127,812	714,945
F&G Global Funding
2.30% due 04/11/27[4]	790,000	701,221
Atlantic Marine Corporations Communities LLC
5.37% due 12/01/50[4]	749,139	698,904
Wells Fargo & Co.
2.41% due 10/30/25[3]	600,000	570,158
Pacific Beacon LLC
5.51% due 07/15/36[4]	500,000	505,358
Markel Corp.
4.30% due 11/01/47	350,000	287,450
Swiss Re Finance Luxembourg S.A.
5.00% due 04/02/49[3,4]	300,000	281,250
Pine Street Trust I
4.57% due 02/15/29[4]	250,000	235,045
Peachtree Corners Funding Trust
3.98% due 02/15/25[4]	215,000	208,866
Brown & Brown, Inc.
2.38% due 03/15/31	57,000	45,560
Total Financial		2,448,870,690

Consumer, Non-cyclical - 3.5%
CoStar Group, Inc.
2.80% due 07/15/30[4]	89,110,000	74,664,815
Altria Group, Inc.
3.70% due 02/04/51	45,968,000	30,988,670
3.40% due 05/06/30	33,130,000	29,459,852
4.45% due 05/06/50	6,160,000	4,592,153

18 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
TOTAL RETURN BOND FUND

	Face Amount~	Value
BAT Capital Corp.
3.98% due 09/25/50	41,652,000	$28,595,935
4.70% due 04/02/27	17,552,000	17,222,008
Global Payments, Inc.
2.90% due 11/15/31	30,265,000	24,785,141
2.90% due 05/15/30	19,810,000	16,774,664
5.30% due 08/15/29	4,300,000	4,246,287
Smithfield Foods, Inc.
2.63% due 09/13/31[4]	39,050,000	29,513,995
3.00% due 10/15/30[4]	15,473,000	12,345,753
5.20% due 04/01/29[4]	850,000	794,009
Becle, SAB de CV
2.50% due 10/14/31[4]	44,100,000	35,807,590
JBS USA LUX S.A. / JBS USA Food Company / JBS USA Finance, Inc.
3.00% due 05/15/32[4]	29,206,000	22,874,431
4.38% due 02/02/52[4]	10,200,000	7,371,298
5.13% due 02/01/28[4]	2,250,000	2,172,893
Triton Container International Ltd.
3.15% due 06/15/31[4]	34,821,000	27,688,319
Royalty Pharma plc
3.55% due 09/02/50	39,920,000	27,518,083
Amgen, Inc.
5.25% due 03/02/33	19,170,000	19,695,240
5.25% due 03/02/30	6,920,000	7,077,652
California Institute of Technology
3.65% due 09/01/19	32,078,000	22,524,978
Emory University
2.97% due 09/01/50	30,000,000	21,654,917
Yale-New Haven Health Services Corp.
2.50% due 07/01/50	32,350,000	20,263,220
Kimberly-Clark de Mexico SAB de CV
2.43% due 07/01/31[4]	22,650,000	18,829,272
Universal Health Services, Inc.
2.65% due 10/15/30	18,757,000	15,039,156
DaVita, Inc.
3.75% due 02/15/31[4]	16,679,000	13,155,561
4.63% due 06/01/30[4]	1,835,000	1,566,338
Catalent Pharma Solutions, Inc.
3.50% due 04/01/30[4]	9,500,000	8,348,885
3.13% due 02/15/29[4]	6,654,000	5,849,585
Transurban Finance Company Pty Ltd.
2.45% due 03/16/31[4]	14,400,000	11,741,819
Prime Security Services Borrower LLC / Prime Finance, Inc.
3.38% due 08/31/27[4]	12,642,000	11,330,392
Spectrum Brands, Inc.
3.88% due 03/15/31[4]	13,475,000	11,020,084
Verisk Analytics, Inc.
5.75% due 04/01/33	8,300,000	8,712,978
Sabre GLBL, Inc.
7.38% due 09/01/25[4]	9,697,000	8,664,221
Medline Borrower, LP
3.88% due 04/01/29[4]	9,371,000	8,129,342
US Foods, Inc.
6.25% due 04/15/25[4]	7,137,000	7,201,340
WW International, Inc.
4.50% due 04/15/29[4]	12,981,000	6,977,288
HCA, Inc.
3.50% due 07/15/51	6,175,000	4,263,408
3.50% due 09/01/30	1,600,000	1,425,104
5.50% due 06/15/47	1,100,000	1,032,558
OhioHealth Corp.
3.04% due 11/15/50	9,100,000	6,658,574
Johns Hopkins University
2.81% due 01/01/60	8,952,000	5,912,762
Children’s Hospital Corp.
2.59% due 02/01/50	7,100,000	4,594,039
Syneos Health, Inc.
3.63% due 01/15/29[4]	5,409,000	4,445,641
Children’s Health System of Texas
2.51% due 08/15/50	6,500,000	4,116,140
APi Group DE, Inc.
4.13% due 07/15/29[4]	4,150,000	3,561,034
Central Garden & Pet Co.
4.13% due 04/30/31[4]	3,854,000	3,327,775

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 19

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
TOTAL RETURN BOND FUND

	Face Amount~	Value
CPI CG, Inc.
8.63% due 03/15/26[4]	3,332,000	$3,298,680
Sotheby’s/Bidfair Holdings, Inc.
5.88% due 06/01/29[4]	3,900,000	3,234,345
Wisconsin Alumni Research Foundation
3.56% due 10/01/49	3,775,000	2,798,951
Providence St. Joseph Health Obligated Group
2.70% due 10/01/51	4,250,000	2,582,151
Memorial Sloan-Kettering Cancer Center
2.96% due 01/01/50	3,500,000	2,472,883
Tenet Healthcare Corp.
4.63% due 06/15/28	2,096,000	1,933,267
Beth Israel Lahey Health, Inc.
3.08% due 07/01/51	2,700,000	1,803,166
Quanta Services, Inc.
0.95% due 10/01/24	1,660,000	1,548,262
Reynolds American, Inc.
6.15% due 09/15/43	1,340,000	1,268,634
Molina Healthcare, Inc.
4.38% due 06/15/28[4]	1,290,000	1,200,074
Philip Morris International, Inc.
5.13% due 02/15/30	1,000,000	1,012,831
Anheuser-Busch InBev Worldwide, Inc.
4.44% due 10/06/48	1,100,000	1,003,661
Wyeth LLC
6.45% due 02/01/24	978,000	988,402
UnitedHealth Group, Inc.
3.50% due 02/15/24	1,000,000	988,175
Humana, Inc.
0.65% due 08/03/23	1,000,000	985,849
Nestle Holdings, Inc.
0.38% due 01/15/24[4]	1,000,000	965,892
Triton Container International Limited / TAL International Container Corp.
3.25% due 03/15/32	1,050,000	828,425
Unilever Capital Corp.
0.38% due 09/14/23	600,000	588,012
Total Consumer, Non-cyclical		694,036,859

Industrial - 2.6%
Boeing Co.
5.81% due 05/01/50	110,417,000	111,153,151
5.04% due 05/01/27	7,150,000	7,201,856
5.15% due 05/01/30	250,000	251,563
FLNG Liquefaction 3 LLC
3.08% due 06/30/39†††	65,123,980	52,476,348
Cellnex Finance Company S.A.
3.88% due 07/07/41[4]	68,935,000	50,630,689
TD SYNNEX Corp.
2.65% due 08/09/31	34,240,000	27,123,858
2.38% due 08/09/28	21,781,000	18,065,346
Vontier Corp.
2.95% due 04/01/31	34,492,000	27,610,501
2.40% due 04/01/28	19,150,000	16,093,468
Flowserve Corp.
3.50% due 10/01/30	22,421,000	19,389,541
2.80% due 01/15/32	19,800,000	15,707,168
Dyal Capital Partners IV
3.65% due 02/22/41†††	41,800,000	33,487,883
Acuity Brands Lighting, Inc.
2.15% due 12/15/30	34,050,000	27,756,630
Stadco LA, LLC
3.75% due 05/15/56†††	31,000,000	22,680,322
Owens Corning
3.88% due 06/01/30	21,890,000	20,262,478
Weir Group plc
2.20% due 05/13/26[4]	13,015,000	11,724,979

20 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
TOTAL RETURN BOND FUND

	Face Amount~		Value
TFI International, Inc.
3.35% due 01/05/33†††		14,000,000	$11,292,583
Artera Services LLC
9.03% due 12/04/25[4]		8,490,000	7,302,716
Norfolk Southern Corp.
4.10% due 05/15/21		9,100,000	6,417,426
Hillenbrand, Inc.
3.75% due 03/01/31		7,650,000	6,387,750
Virgin Media Vendor Financing Notes III DAC
4.88% due 07/15/28	GBP	5,000,000	5,234,650
Mueller Water Products, Inc.
4.00% due 06/15/29[4]		5,750,000	5,136,317
Huntington Ingalls Industries, Inc.
2.04% due 08/16/28		5,150,000	4,414,379
GATX Corp.
3.50% due 06/01/32		1,650,000	1,448,258
4.70% due 04/01/29		400,000	389,742
Stanley Black & Decker, Inc.
6.00% due 03/06/28		1,640,000	1,690,260
Penske Truck Leasing Company, LP / PTL Finance Corp.
1.70% due 06/15/26[4]		1,620,000	1,447,234
Trimble, Inc.
4.15% due 06/15/23		1,155,000	1,150,247
Fortune Brands Innovations, Inc.
4.50% due 03/25/52		1,500,000	1,145,305
Ryder System, Inc.
5.65% due 03/01/28		1,000,000	1,013,181
Masco Corp.
4.50% due 05/15/47		1,200,000	1,003,655
Mohawk Industries, Inc.
3.63% due 05/15/30		1,100,000	997,079
Adevinta ASA
3.00% due 11/15/27	EUR	417,000	407,273
Martin Marietta Materials, Inc.
0.65% due 07/15/23		360,000	354,776
JELD-WEN, Inc.
6.25% due 05/15/25[4]		300,000	299,250
Carlisle Companies, Inc.
0.55% due 09/01/23		220,000	215,195
Standard Industries, Inc.
4.38% due 07/15/30[4]		101,000	87,870
3.38% due 01/15/31[4]		81,000	65,098
Virgin Media Inc.
4.00% due 11/15/52	GBP	150,000	152,670
Total Industrial			519,668,695

Consumer, Cyclical - 2.3%
Marriott International, Inc.
2.85% due 04/15/31		30,297,000	25,807,124
2.75% due 10/15/33		16,500,000	13,353,246
4.90% due 04/15/29		10,050,000	9,961,934
Delta Air Lines, Inc.
7.00% due 05/01/25[4]		46,883,000	48,060,837
Alt-2 Structured Trust
2.95% due 05/14/31◊,†††		51,999,540	46,589,692
Hyatt Hotels Corp.
6.00% due 04/23/30		24,039,000	24,414,512
5.63% due 04/23/25		18,928,000	18,828,472
1.30% due 10/01/23		1,660,000	1,625,018
Delta Air Lines Inc. / SkyMiles IP Ltd.
4.50% due 10/20/25[4]		41,432,000	40,735,573
Choice Hotels International, Inc.
3.70% due 01/15/31		39,961,000	35,431,030
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.
6.50% due 06/20/27[4]		33,313,602	33,206,333
Warnermedia Holdings, Inc.
5.14% due 03/15/52[4]		27,431,000	22,225,513

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 21

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
TOTAL RETURN BOND FUND

	Face Amount~	Value
6.41% due 03/15/26	9,250,000	$9,296,701
Ferguson Finance plc
3.25% due 06/02/30[4]	17,904,000	15,534,329
4.65% due 04/20/32[4]	5,200,000	4,940,646
British Airways Class A Pass Through Trust
2.90% due 03/15/35[4]	14,929,835	12,235,600
4.25% due 11/15/32[4]	5,120,637	4,783,629
American Airlines Class AA Pass Through Trust
3.35% due 10/15/29	8,498,715	7,588,984
3.20% due 06/15/28	5,324,300	4,776,425
3.00% due 10/15/28	3,852,680	3,406,411
3.15% due 02/15/32	154,898	135,475
Whirlpool Corp.
4.60% due 05/15/50	16,920,000	14,085,143
Steelcase, Inc.
5.13% due 01/18/29	14,591,000	13,115,412
Walgreens Boots Alliance, Inc.
4.10% due 04/15/50	15,203,000	11,373,583
Hilton Domestic Operating Company, Inc.
3.75% due 05/01/29[4]	7,652,000	6,848,540
4.00% due 05/01/31[4]	2,711,000	2,374,023
3.63% due 02/15/32[4]	1,900,000	1,603,125
Air Canada
3.88% due 08/15/26[4]	8,650,000	7,854,213
Delta Air Lines, Inc. / SkyMiles IP Ltd.
4.75% due 10/20/28[4]	3,800,000	3,665,146
JB Poindexter & Company, Inc.
7.13% due 04/15/26[4]	2,850,000	2,671,875
United Airlines, Inc.
4.38% due 04/15/26[4]	1,750,000	1,674,248
Brunswick Corp.
5.10% due 04/01/52	2,030,000	1,494,207
PulteGroup, Inc.
6.38% due 05/15/33	1,400,000	1,461,494
Lear Corp.
5.25% due 05/15/49	1,360,000	1,200,526
NVR, Inc.
3.00% due 05/15/30	1,200,000	1,055,446
Aptiv plc / Aptiv Corp.
4.15% due 05/01/52	1,300,000	1,019,958
JetBlue Class A Pass Through Trust
4.00% due 11/15/32	130,369	119,489
Total Consumer, Cyclical		454,553,912

Communications - 1.5%
Level 3 Financing, Inc.
3.63% due 01/15/29[4]	34,939,000	19,318,472
4.25% due 07/01/28[4]	26,815,000	15,129,023
3.88% due 11/15/29[4]	20,300,000	14,691,719
3.75% due 07/15/29[4]	13,950,000	7,437,582
British Telecommunications plc
4.88% due 11/23/81[3,4]	47,450,000	37,376,595
4.25% due 11/23/81[3,4]	8,250,000	7,148,213
9.63% due 12/15/30	2,391,000	2,981,057
Vodafone Group plc
4.13% due 06/04/81[3]	40,537,000	31,990,584
Paramount Global
4.95% due 05/19/50	39,826,000	29,809,052
Rogers Communications, Inc.
4.55% due 03/15/52[4]	29,725,000	24,450,950
Virgin Media Secured Finance plc
4.50% due 08/15/30[4]	17,850,000	15,347,609
Altice France S.A.
5.13% due 07/15/29[4]	17,800,000	13,394,500
5.13% due 01/15/29[4]	2,290,000	1,745,049
Charter Communications Operating LLC / Charter Communications Operating Capital
3.90% due 06/01/52	21,690,000	14,337,654

22 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
TOTAL RETURN BOND FUND

	Face Amount~	Value
T-Mobile USA, Inc.
2.63% due 04/15/26	13,850,000	$12,927,510
Sirius XM Radio, Inc.
4.13% due 07/01/30[4]	12,010,000	9,818,175
Go Daddy Operating Company LLC / GD Finance Co., Inc.
3.50% due 03/01/29[4]	8,203,000	7,092,560
Virgin Media Vendor Financing Notes IV DAC
5.00% due 07/15/28[4]	5,100,000	4,532,625
Radiate Holdco LLC / Radiate Finance, Inc.
4.50% due 09/15/26[4]	5,775,000	4,518,937
CSC Holdings LLC
4.13% due 12/01/30[4]	5,772,000	4,145,393
Interpublic Group of Companies, Inc.
3.38% due 03/01/41	1,950,000	1,466,745
2.40% due 03/01/31	350,000	290,475
Koninklijke KPN N.V.
8.38% due 10/01/30	1,140,000	1,361,640
McGraw-Hill Education, Inc.
5.75% due 08/01/28[4]	1,549,000	1,347,630
Match Group Holdings II LLC
4.13% due 08/01/30[4]	1,250,000	1,076,250
Booking Holdings, Inc.
4.63% due 04/13/30	1,000,000	999,364
Virgin Media Finance plc
5.00% due 07/15/30[4]	1,050,000	867,856
Motorola Solutions, Inc.
5.50% due 09/01/44	360,000	341,705
UPC Broadband Finco BV
4.88% due 07/15/31[4]	200,000	172,946
CCO Holdings LLC / CCO Holdings Capital Corp.
4.25% due 02/01/31[4]	20,000	16,353
Total Communications		286,134,223
Energy - 1.2%
BP Capital Markets plc
4.88% [3,6]	115,544,000	105,000,610
Galaxy Pipeline Assets Bidco Ltd.
3.25% due 09/30/40[4]	43,921,000	34,542,073
ITT Holdings LLC
6.50% due 08/01/29[4]	38,518,000	32,521,518
Midwest Connector Capital Company LLC
4.63% due 04/01/29[4]	16,048,000	15,041,222
NuStar Logistics, LP
6.38% due 10/01/30	10,560,000	10,132,320
5.63% due 04/28/27	1,880,000	1,780,050
TransCanada PipeLines Ltd.
6.20% due 03/09/26	10,900,000	10,975,939
Parkland Corp.
4.63% due 05/01/30[4]	8,000,000	7,112,000
Greensaif Pipelines Bidco SARL
6.51% due 02/23/42[4]	6,500,000	6,846,915
Greensaif Pipelines Bidco SARL
6.13% due 02/23/38[4]	5,550,000	5,709,836
Kinder Morgan, Inc.
5.20% due 06/01/33	4,700,000	4,669,431
DT Midstream, Inc.
4.30% due 04/15/32[4]	3,250,000	2,911,507
4.13% due 06/15/29[4]	550,000	482,186
Valero Energy Corp.
7.50% due 04/15/32	1,350,000	1,552,611
Enterprise Products Operating LLC
5.10% due 02/15/45	1,340,000	1,278,973
Enbridge Energy Partners, LP
7.38% due 10/15/45	1,040,000	1,219,273
Magellan Midstream Partners, LP
3.95% due 03/01/50	1,600,000	1,208,613
Targa Resources Corp.
6.50% due 02/15/53	1,000,000	1,023,476

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 23

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
TOTAL RETURN BOND FUND

	Face Amount~		Value
ONEOK Partners, LP
6.20% due 09/15/43		680,000	$664,091
ONEOK, Inc.
4.50% due 03/15/50		850,000	658,386
Eastern Gas Transmission & Storage, Inc.
4.60% due 12/15/44		500,000	438,462
Total Energy			245,769,492

Technology - 1.2%
Broadcom, Inc.
4.93% due 05/15/37[4]		33,182,000	30,175,208
4.15% due 11/15/30		19,705,000	18,274,633
3.19% due 11/15/36[4]		3,135,000	2,375,758
2.60% due 02/15/33[4]		1,660,000	1,301,739
Oracle Corp.
3.95% due 03/25/51		33,794,000	25,429,223
5.55% due 02/06/53		20,220,000	19,250,275
6.13% due 07/08/39		1,190,000	1,238,153
6.90% due 11/09/52		300,000	336,260
CDW LLC / CDW Finance Corp.
3.57% due 12/01/31		42,361,000	36,435,967
3.25% due 02/15/29		1,100,000	967,439
Leidos, Inc.
2.30% due 02/15/31		20,050,000	16,269,185
5.75% due 03/15/33		9,550,000	9,760,492
4.38% due 05/15/30		2,650,000	2,496,575
Qorvo, Inc.
4.38% due 10/15/29		14,751,000	13,592,309
3.38% due 04/01/31[4]		8,675,000	7,176,481
MSCI, Inc.
3.63% due 09/01/30[4]		17,718,000	15,402,435
3.88% due 02/15/31[4]		1,769,000	1,574,587
3.63% due 11/01/31[4]		1,780,000	1,524,125
CGI, Inc.
2.30% due 09/14/31		16,050,000	12,676,022
Fiserv, Inc.
5.60% due 03/02/33		10,250,000	10,630,541
Booz Allen Hamilton, Inc.
3.88% due 09/01/28[4]		4,550,000	4,152,057
Microchip Technology, Inc.
0.97% due 02/15/24		1,650,000	1,583,996
ServiceNow, Inc.
1.40% due 09/01/30		1,300,000	1,047,270
NXP BV / NXP Funding LLC / NXP USA, Inc.
3.13% due 02/15/42		1,400,000	992,841
Skyworks Solutions, Inc.
0.90% due 06/01/23		500,000	495,799
Total Technology			235,159,370

Basic Materials - 1.1%
Newcrest Finance Pty Ltd.
3.25% due 05/13/30[4]		47,843,000	42,294,162
4.20% due 05/13/50[4]		27,690,000	22,048,603
Anglo American Capital plc
5.63% due 04/01/30[4]		21,300,000	21,429,226
2.63% due 09/10/30[4]		18,000,000	14,976,552
3.95% due 09/10/50[4]		14,140,000	10,826,309
Minerals Technologies, Inc.
5.00% due 07/01/28[4]		18,723,000	17,072,380
Alcoa Nederland Holding BV
4.13% due 03/31/29[4]		8,600,000	7,656,320
5.50% due 12/15/27[4]		6,525,000	6,443,568
6.13% due 05/15/28[4]		2,800,000	2,803,416
Valvoline, Inc.
3.63% due 06/15/31[4]		18,300,000	15,528,648
Yamana Gold, Inc.
2.63% due 08/15/31		14,431,000	11,610,508
4.63% due 12/15/27		3,000,000	2,864,265
BHP Billiton Finance USA Ltd.
4.90% due 02/28/33		13,750,000	14,028,217
Reliance Steel & Aluminum Co.
2.15% due 08/15/30		12,040,000	10,107,921
INEOS Quattro Finance 2 plc
2.50% due 01/15/26	EUR	8,500,000	8,258,381
3.38% due 01/15/26[4]		200,000	181,249

24 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
TOTAL RETURN BOND FUND

	Face Amount~	Value
Steel Dynamics, Inc.
2.40% due 06/15/25	5,950,000	$5,612,308
Southern Copper Corp.
7.50% due 07/27/35	1,250,000	1,456,375
Albemarle Corp.
5.45% due 12/01/44	1,500,000	1,418,300
ArcelorMittal S.A.
6.75% due 03/01/41	1,000,000	1,013,613
LYB International Finance BV
4.88% due 03/15/44	1,100,000	970,898
Dow Chemical Co.
6.90% due 05/15/53	800,000	922,815
International Paper Co.
4.80% due 06/15/44	715,000	653,821
Carpenter Technology Corp.
6.38% due 07/15/28	178,000	173,623
Total Basic Materials		220,351,478

Utilities - 0.6%
AES Corp.
3.95% due 07/15/30[4]	28,124,000	25,179,417
3.30% due 07/15/25[4]	3,750,000	3,554,285
NRG Energy, Inc.
2.45% due 12/02/27[4]	26,000,000	22,244,323
Alexander Funding Trust
1.84% due 11/15/23[4]	14,400,000	13,967,739
Enel Finance International N.V.
5.00% due 06/15/32[4]	13,690,000	12,874,598
Black Hills Corp.
5.95% due 03/15/28	9,200,000	9,529,688
4.20% due 09/15/46	1,200,000	955,491
Clearway Energy Operating LLC
3.75% due 02/15/31[4]	6,076,000	5,240,550
Entergy Texas, Inc.
1.50% due 09/01/26	1,650,000	1,459,436
Indiana Michigan Power Co.
6.05% due 03/15/37	1,310,000	1,419,365
Nevada Power Co.
6.65% due 04/01/36	1,180,000	1,341,636
Southern Power Co.
5.25% due 07/15/43	1,350,000	1,267,458
Consolidated Edison Company of New York, Inc.
5.10% due 06/15/33	1,080,000	1,066,343
Washington Gas Light Co.
3.80% due 09/15/46	1,300,000	1,034,661
Oklahoma Gas and Electric Co.
5.40% due 01/15/33	1,000,000	1,030,970
Brooklyn Union Gas Co.
4.27% due 03/15/48[4]	1,300,000	1,030,536
Dominion Energy, Inc.
5.40% (3 Month USD LIBOR + 0.53%) due 09/15/23◊	1,030,000	1,026,183
Duke Energy Ohio, Inc.
4.30% due 02/01/49	1,200,000	1,024,535
Arizona Public Service Co.
3.75% due 05/15/46	1,300,000	994,088
Louisville Gas and Electric Co.
4.25% due 04/01/49	1,100,000	947,559
OGE Energy Corp.
0.70% due 05/26/23	360,000	357,473
IPALCO Enterprises, Inc.
4.25% due 05/01/30	212,000	195,178
Total Utilities		107,741,512

Total Corporate Bonds
(Cost $6,259,590,366)		5,212,286,231

U.S. GOVERNMENT SECURITIES†† - 24.6%
U.S. Treasury Notes
4.13% due 11/15/32	980,083,000	1,029,852,840
4.63% due 02/28/25	839,695,000	847,862,344
3.50% due 01/31/28	817,300,000	813,021,941
4.00% due 02/29/28	729,570,000	742,736,462
4.63% due 03/15/26	5,000,000	5,114,062
4.00% due 02/15/26	4,500,000	4,518,633
3.50% due 02/15/33	3,750,000	3,755,859

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 25

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
TOTAL RETURN BOND FUND

	Face Amount~	Value
4.00% due 02/28/30	3,450,000	$3,541,102
2.38% due 03/31/29	3,200,000	2,987,375
3.63% due 03/31/28	2,500,000	2,504,102
2.63% due 05/31/27	2,160,000	2,071,069
1.50% due 01/31/27	1,200,000	1,104,750
1.38% due 11/15/31	347,000	292,890
U.S. Treasury Bonds
2.00% due 08/15/51	770,000,000	541,616,799
4.00% due 11/15/52	165,000,000	175,106,250
due 02/15/46[9,10]	355,975,000	147,959,133
due 05/15/44[9,10]	303,295,000	134,319,908
due 11/15/51[9,10]	275,000,000	97,947,303
3.63% due 02/15/53	90,100,000	89,452,406
due 02/15/52[9,10]	144,771,800	51,265,637
due 11/15/44[9,10]	70,890,000	30,700,280
due 08/15/51[9,10]	43,990,000	15,761,347
2.88% due 08/15/45	1,830,000	1,559,360
due 08/15/52[9,10]	3,700,000	1,296,894
due 05/15/52[9,10]	1,720,000	606,168
U.S. Treasury Strip Principal
due 02/15/51[9,10]	310,000,000	112,676,298
Total U.S. Government Securities
(Cost $5,195,859,149)		4,859,631,212

ASSET-BACKED SECURITIES†† - 22.7%
Collateralized Loan Obligations - 14.5%
LCCM Trust
2021-FL3 A, 6.13% (1 Month USD LIBOR + 1.45%, Rate Floor: 1.45%) due 11/15/38◊,4	98,500,000	95,020,783
2021-FL3 AS, 6.48% (1 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 11/15/38◊,4	37,152,000	35,793,819
2021-FL3 B, 6.88% (1 Month USD LIBOR + 2.20%, Rate Floor: 2.20%) due 11/15/38◊,4	21,450,000	20,551,820
2021-FL2 B, 6.58% (1 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 12/13/38◊,7	400,000	375,792
LoanCore Issuer Ltd.
2021-CRE6 B, 6.58% (1 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 11/15/38◊,4	44,000,000	41,385,106
2021-CRE4 C, 6.37% (30 Day Average SOFR + 1.81%, Rate Floor: 1.70%) due 07/15/35◊,4	25,982,000	24,340,912
2021-CRE6 C, 6.98% (1 Month USD LIBOR + 2.30%, Rate Floor: 2.30%) due 11/15/38◊,4	22,825,000	21,143,870
2019-CRE2 AS, 6.18% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 05/15/36◊,4	15,329,120	15,265,205
2021-CRE5 D, 7.68% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 07/15/36◊,4	14,350,000	12,867,413
2019-CRE2 B, 6.38% (1 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 05/15/36◊,4	11,575,000	11,466,182
2021-CRE4 D, 7.17% (30 Day Average SOFR + 2.61%, Rate Floor: 2.50%) due 07/15/35◊,7	5,600,000	5,306,176

26 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
TOTAL RETURN BOND FUND

	Face Amount~	Value
2019-CRE3 B, 6.28% (1 Month USD LIBOR + 1.60%, Rate Floor: 1.60%) due 04/15/34◊,7	4,410,000	$4,338,827
BXMT Ltd.
2020-FL2 A, 5.76% (1 Month Term SOFR + 1.01%, Rate Floor: 0.90%) due 02/15/38◊,4	58,425,519	57,041,383
2020-FL3 AS, 6.42% (30 Day Average SOFR + 1.86%, Rate Floor: 1.75%) due 11/15/37◊,4	23,550,000	22,763,958
2020-FL3 C, 7.22% (30 Day Average SOFR + 2.66%, Rate Floor: 2.55%) due 11/15/37◊,4	16,327,000	15,440,664
2020-FL2 B, 6.26% (1 Month Term SOFR + 1.51%, Rate Floor: 1.40%) due 02/15/38◊,4	16,000,000	14,407,384
2020-FL3 B, 6.82% (30 Day Average SOFR + 2.26%, Rate Floor: 2.15%) due 11/15/37◊,4	10,600,000	10,289,566
2020-FL2 AS, 6.01% (1 Month Term SOFR + 1.26%, Rate Floor: 1.15%) due 02/15/38◊,7	6,008,500	5,752,173
2020-FL2 C, 6.51% (1 Month Term SOFR + 1.76%, Rate Floor: 1.65%) due 02/15/38◊,7	5,360,000	4,772,275
Cerberus Loan Funding XXX, LP
2020-3A A, 6.64% (3 Month USD LIBOR + 1.85%, Rate Floor: 1.85%) due 01/15/33◊,4	100,000,000	99,024,830
2020-3A B, 7.29% (3 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 01/15/33◊,4	10,200,000	9,939,155
Woodmont Trust
2020-7A A1A, 6.69% (3 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 01/15/32◊,4	83,000,000	82,252,759
2020-7A B, 7.39% (3 Month USD LIBOR + 2.60%, Rate Floor: 2.60%) due 01/15/32◊,4	13,500,000	13,055,457
2020-7A A2, 7.04% (3 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 01/15/32◊,4	7,000,000	6,862,652
Cerberus Loan Funding XXXII, LP
2021-2A A, 6.41% (3 Month USD LIBOR + 1.62%, Rate Floor: 1.62%) due 04/22/33◊,4	65,000,000	63,508,152
2021-2A C, 7.64% (3 Month USD LIBOR + 2.85%, Rate Floor: 2.85%) due 04/22/33◊,4	20,925,000	19,500,156
2021-2A B, 6.69% (3 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 04/22/33◊,4	19,200,000	18,320,241

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 27

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
TOTAL RETURN BOND FUND

	Face Amount~	Value
HERA Commercial Mortgage Ltd.
2021-FL1 B, 6.36% (1 Month USD LIBOR + 1.60%, Rate Floor: 1.60%) due 02/18/38◊,4	49,562,000	$46,750,943
2021-FL1 AS, 6.06% (1 Month USD LIBOR + 1.30%, Rate Floor: 1.30%) due 02/18/38◊,4	28,000,000	26,454,336
2021-FL1 C, 6.71% (1 Month USD LIBOR + 1.95%, Rate Floor: 1.95%) due 02/18/38◊,4	19,200,000	17,985,573
2021-FL1 A, 5.81% (1 Month USD LIBOR + 1.05%, Rate Floor: 1.05%) due 02/18/38◊,4	8,651,379	8,349,507
Golub Capital Partners CLO 33M Ltd.
2021-33A AR2, 6.82% (3 Month USD LIBOR + 1.86%, Rate Floor: 1.86%) due 08/25/33◊,4	105,004,127	98,282,204
ABPCI Direct Lending Fund CLO II LLC
2021-1A A1R, 6.41% (3 Month USD LIBOR + 1.60%, Rate Floor: 1.60%) due 04/20/32◊,4	84,258,254	81,997,622
Golub Capital Partners CLO 36M Ltd.
2018-36A A, 6.11% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 02/05/31◊,4	76,300,000	75,234,196
Cerberus Loan Funding XXXI, LP
2021-1A A, 6.29% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 04/15/32◊,4	61,874,244	61,335,226
2021-1A C, 7.39% (3 Month USD LIBOR + 2.60%, Rate Floor: 2.60%) due 04/15/32◊,4	12,000,000	11,522,933
Palmer Square Loan Funding Ltd.
2022-1A A2, 6.23% (3 Month Term SOFR + 1.60%, Rate Floor: 1.60%) due 04/15/30◊,4	23,000,000	22,350,158
2021-3A B, 6.56% (3 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 07/20/29◊,4	22,500,000	21,608,208
2021-2A B, 6.32% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 05/20/29◊,4	10,500,000	10,157,229
2021-1A B, 6.61% (3 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 04/20/29◊,4	7,100,000	6,907,366
2021-2A C, 7.32% (3 Month USD LIBOR + 2.40%, Rate Floor: 2.40%) due 05/20/29◊,4	7,000,000	6,717,309

28 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
TOTAL RETURN BOND FUND

	Face Amount~	Value
ABPCI Direct Lending Fund CLO V Ltd.
2021-5A A1R, 6.31% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 04/20/31◊,4	50,650,000	$49,752,877
2021-5A A2R, 6.71% (3 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 04/20/31◊,4	15,975,000	15,352,622
THL Credit Lake Shore MM CLO I Ltd.
2021-1A A1R, 6.49% (3 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 04/15/33◊,4	33,500,000	32,680,222
2021-1A BR, 6.79% (3 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 04/15/33◊,4	30,400,000	29,637,501
KREF Funding V LLC
6.43% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 06/25/26◊,†††	60,436,845	60,089,287
0.15% due 06/25/26†††,11	313,636,364	153,682
Cerberus Loan Funding XL LLC
2023-1A A, 7.19% (3 Month Term SOFR + 2.40%, Rate Floor: 2.40%) due 03/22/35◊,4	55,500,000	55,500,000
2023-1A B, 8.39% (3 Month Term SOFR + 3.60%, Rate Floor: 3.60%) due 03/22/35◊,4	4,600,000	4,600,000
ABPCI Direct Lending Fund CLO I LLC
2021-1A A1A2, 6.51% (3 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 07/20/33◊,4	59,500,000	57,266,275
2021-1A B12, 6.81% (3 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 07/20/33◊,4	2,500,000	2,358,773
ABPCI Direct Lending Fund IX LLC
2021-9A A1R, 6.22% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 11/18/31◊,4	34,150,000	33,484,782
2021-9A A2R, 6.62% (3 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 11/18/31◊,4	26,000,000	24,930,456
Fortress Credit Opportunities IX CLO Ltd.
2021-9A A2TR, 6.59% (3 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 10/15/33◊,4	46,200,000	44,181,952
2021-9A BR, 6.74% (3 Month USD LIBOR + 1.95%, Rate Floor: 1.95%) due 10/15/33◊,4	6,700,000	6,232,639
2021-9A A1TR, 6.34% (3 Month USD LIBOR + 1.55%, Rate Floor: 1.55%) due 10/15/33◊,4	3,450,000	3,343,214

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 29

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
TOTAL RETURN BOND FUND

	Face Amount~	Value
CHCP Ltd.
2021-FL1 A, 5.82% (1 Month Term SOFR + 1.16%, Rate Floor: 1.05%) due 02/15/38◊,4	22,574,547	$22,196,349
2021-FL1 AS, 6.07% (1 Month Term SOFR + 1.41%, Rate Floor: 1.30%) due 02/15/38◊,4	22,250,000	21,195,490
2021-FL1 B, 6.42% (1 Month Term SOFR + 1.76%, Rate Floor: 1.65%) due 02/15/38◊,7	6,600,000	6,234,462
2021-FL1 C, 6.87% (1 Month Term SOFR + 2.21%, Rate Floor: 2.10%) due 02/15/38◊,7	2,950,000	2,778,158
FS Rialto
2021-FL3 C, 6.78% (1 Month USD LIBOR + 2.05%, Rate Floor: 2.05%) due 11/16/36◊,7	31,150,000	29,297,413
2021-FL2 C, 6.78% (1 Month USD LIBOR + 2.05%, Rate Floor: 2.05%) due 05/16/38◊,4	15,665,000	14,474,306
2021-FL3 B, 6.53% (1 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 11/16/36◊,4	8,000,000	7,572,713
Owl Rock CLO IV Ltd.
2021-4A A1R, 6.52% (3 Month USD LIBOR + 1.60%, Rate Floor: 1.60%) due 08/20/33◊,4	36,500,000	35,313,750
2021-4A A2R, 6.82% (3 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 08/20/33◊,4	16,750,000	15,788,527
ABPCI Direct Lending Fund CLO VII, LP
2021-7A A1R, 6.25% (3 Month USD LIBOR + 1.43%, Rate Floor: 1.43%) due 10/20/31◊,4	39,500,000	38,634,049
2021-7A A2R, 6.67% (3 Month USD LIBOR + 1.85%, Rate Floor: 1.85%) due 10/20/31◊,4	8,250,000	7,920,236
Fortress Credit Opportunities XI CLO Ltd.
2018-11A A1T, 6.09% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 04/15/31◊,4	44,906,190	44,306,104
2018-11A C, 7.29% (3 Month USD LIBOR + 2.50%, Rate Floor: 0.00%) due 04/15/31◊,4	2,300,000	2,171,250
Cerberus Loan Funding XXXIII, LP
2021-3A A, 6.35% (3 Month USD LIBOR + 1.56%, Rate Floor: 1.56%) due 07/23/33◊,4	34,500,000	33,571,860
2021-3A B, 6.64% (3 Month USD LIBOR + 1.85%, Rate Floor: 1.85%) due 07/23/33◊,4	9,500,000	9,017,527

30 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
TOTAL RETURN BOND FUND

	Face Amount~	Value
GoldenTree Loan Management US CLO 1 Ltd.
2021-9A B, 6.31% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 01/20/33◊,4	35,900,000	$34,816,226
2021-9A C, 6.61% (3 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 01/20/33◊,4	3,900,000	3,699,670
Cerberus Loan Funding XXXV, LP
2021-5A A, 6.29% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 09/22/33◊,4	30,750,000	30,116,166
2021-5A B, 6.64% (3 Month USD LIBOR + 1.85%, Rate Floor: 1.85%) due 09/22/33◊,4	8,000,000	7,611,597
ACRES Commercial Realty Ltd.
2021-FL1 C, 6.71% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 06/15/36◊,4	13,092,000	12,423,372
2021-FL1 D, 7.36% (1 Month USD LIBOR + 2.65%, Rate Floor: 2.65%) due 06/15/36◊,4	11,750,000	11,000,796
2021-FL2 B, 6.96% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 01/15/37◊,4	10,100,000	9,612,349
2021-FL2 AS, 6.46% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 01/15/37◊,7	3,500,000	3,346,041
Golub Capital Partners CLO 16 Ltd.
2021-16A A1R2, 6.43% (3 Month USD LIBOR + 1.61%, Rate Floor: 1.61%) due 07/25/33◊,4	26,750,000	26,340,027
2021-16A A2R2, 6.62% (3 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 07/25/33◊,4	9,750,000	9,351,427
LCM XXIV Ltd.
2021-24A BR, 6.21% (3 Month USD LIBOR + 1.40%, Rate Floor: 0.00%) due 03/20/30◊,4	24,200,000	23,308,794
2021-24A CR, 6.71% (3 Month USD LIBOR + 1.90%, Rate Floor: 0.00%) due 03/20/30◊,4	13,050,000	12,290,639
Madison Park Funding XLVIII Ltd.
2021-48A B, 6.25% (3 Month USD LIBOR + 1.45%, Rate Floor: 1.45%) due 04/19/33◊,4	27,500,000	26,821,790
2021-48A C, 6.80% (3 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 04/19/33◊,4	6,650,000	6,438,456

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 31

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
TOTAL RETURN BOND FUND

	Face Amount~	Value
Golub Capital Partners CLO 49M Ltd.
2021-49A BR, 6.71% (3 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 08/26/33◊,4	21,695,000	$20,413,327
2021-49A CR, 7.41% (3 Month USD LIBOR + 2.60%, Rate Floor: 2.60%) due 08/26/33◊,4	12,600,000	11,453,971
BDS Ltd.
2021-FL9 C, 6.66% (1 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 11/16/38◊,4	19,500,000	18,423,577
2020-FL5 B, 6.61% (1 Month Term SOFR + 1.91%, Rate Floor: 1.80%) due 02/16/37◊,7	4,400,000	4,293,922
2021-FL9 D, 7.01% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 11/16/38◊,7	4,400,000	4,082,623
2020-FL5 AS, 6.16% (1 Month Term SOFR + 1.46%, Rate Floor: 1.35%) due 02/16/37◊,7	3,200,000	3,114,982
BCC Middle Market CLO LLC
2021-1A A1R, 6.29% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 10/15/33◊,4	30,450,000	29,640,030
Neuberger Berman Loan Advisers CLO 40 Ltd.
2021-40A B, 6.19% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 04/16/33◊,4	26,700,000	25,897,486
2021-40A C, 6.54% (3 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 04/16/33◊,4	2,000,000	1,927,465
Golub Capital Partners CLO 17 Ltd.
2017-17A A1R, 6.47% (3 Month USD LIBOR + 1.65%, Rate Floor: 0.00%) due 10/25/30◊,4	27,554,209	27,320,078
MidOcean Credit CLO VII
2020-7A BR, 6.39% (3 Month USD LIBOR + 1.60%, Rate Floor: 0.00%) due 07/15/29◊,4	27,500,000	26,867,921
OCP CLO Ltd.
2020-4A A2RR, 6.27% (3 Month USD LIBOR + 1.45%, Rate Floor: 1.45%) due 04/24/29◊,4	25,500,000	25,087,318
STWD Ltd.
2019-FL1 B, 6.37% (1 Month Term SOFR + 1.71%, Rate Floor: 1.60%) due 07/15/38◊,4	11,210,000	10,974,091
2019-FL1 C, 6.72% (1 Month Term SOFR + 2.06%, Rate Floor: 1.95%) due 07/15/38◊,4	8,800,000	8,510,997

32 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
TOTAL RETURN BOND FUND

	Face Amount~	Value
2021-FL2 C, 6.81% (1 Month USD LIBOR + 2.10%, Rate Floor: 2.10%) due 04/18/38◊,7	2,820,000	$2,597,856
2019-FL1 AS, 6.17% (1 Month Term SOFR + 1.51%, Rate Floor: 1.40%) due 07/15/38◊,7	2,200,000	2,158,676
Madison Park Funding LIII Ltd.
2022-53A B, 6.40% (3 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 04/21/35◊,4	24,000,000	23,194,080
BSPDF Issuer Ltd.
2021-FL1 C, 6.93% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 10/15/36◊,4	15,300,000	13,938,606
2021-FL1 B, 6.48% (1 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 10/15/36◊,7	6,500,000	6,080,711
2021-FL1 D, 7.43% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 10/15/36◊,7	3,500,000	3,167,326
Magnetite XXIX Ltd.
2021-29A B, 6.19% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 01/15/34◊,4	15,100,000	14,707,311
2021-29A C, 6.44% (3 Month USD LIBOR + 1.65%, Rate Floor: 1.65%) due 01/15/34◊,4	7,700,000	7,341,674
Venture XIV CLO Ltd.
2020-14A CRR, 7.20% (3 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 08/28/29◊,4	22,725,000	21,995,089
Apres Static CLO Ltd.
2020-1A A2R, 6.49% (3 Month USD LIBOR + 1.70%, Rate Floor: 0.00%) due 10/15/28◊,4	21,750,000	21,542,411
NewStar Fairfield Fund CLO Ltd.
2018-2A A1N, 6.08% (3 Month USD LIBOR + 1.27%, Rate Floor: 1.27%) due 04/20/30◊,4	21,171,638	20,894,440
Golub Capital Partners CLO 54M L.P
2021-54A B, 6.66% (3 Month USD LIBOR + 1.85%, Rate Floor: 1.85%) due 08/05/33◊,4	21,000,000	19,732,910
AMMC CLO XIV Ltd.
2021-14A A2R2, 6.22% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 07/25/29◊,4	18,290,000	17,944,736
Recette CLO Ltd.
2021-1A BRR, 6.21% (3 Month USD LIBOR + 1.40%, Rate Floor: 0.00%) due 04/20/34◊,4	9,800,000	9,321,593
2021-1A CRR, 6.56% (3 Month USD LIBOR + 1.75%, Rate Floor: 0.00%) due 04/20/34◊,4	9,200,000	8,530,677

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 33

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
TOTAL RETURN BOND FUND

	Face Amount~	Value
Anchorage Capital CLO 6 Ltd.
2021-6A CRR, 6.99% (3 Month USD LIBOR + 2.20%, Rate Floor: 2.20%) due 07/15/30◊,4	18,585,000	$17,766,357
Neuberger Berman Loan Advisers CLO 32 Ltd.
2021-32A BR, 6.20% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 01/20/32◊,4	14,100,000	13,694,442
2021-32A CR, 6.50% (3 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 01/20/32◊,4	4,200,000	4,017,006
BSPRT Issuer Ltd.
2021-FL7 C, 6.98% (1 Month USD LIBOR + 2.30%, Rate Floor: 2.30%) due 12/15/38◊,4	7,250,000	6,844,351
2021-FL6 C, 6.73% (1 Month USD LIBOR + 2.05%, Rate Floor: 2.05%) due 03/15/36◊,7	5,550,000	5,186,570
2021-FL7 B, 6.73% (1 Month USD LIBOR + 2.05%, Rate Floor: 2.05%) due 12/15/38◊,7	4,875,000	4,698,999
Owl Rock CLO VI Ltd.
2021-6A B1, 6.71% (3 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 06/21/32◊,4	17,450,000	16,687,599
KREF
2021-FL2 C, 6.71% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 02/15/39◊,4	16,600,000	15,507,745
Owl Rock CLO II Ltd.
2021-2A ALR, 6.36% (3 Month USD LIBOR + 1.55%, Rate Floor: 1.55%) due 04/20/33◊,4	15,600,000	15,136,625
Dryden 36 Senior Loan Fund
2020-36A CR3, 6.84% (3 Month USD LIBOR + 2.05%, Rate Floor: 2.05%) due 04/15/29◊,4	15,200,000	14,860,879
Marathon CLO V Ltd.
2017-5A A2R, 6.37% (3 Month USD LIBOR + 1.45%, Rate Floor: 0.00%) due 11/21/27◊,4	14,901,762	14,840,140
Octagon Investment Partners 49 Ltd.
2021-5A B, 6.34% (3 Month USD LIBOR + 1.55%, Rate Floor: 1.55%) due 01/15/33◊,4	12,800,000	12,438,618
Golub Capital Partners CLO 25M Ltd.
2018-25A AR, 6.19% (3 Month USD LIBOR + 1.38%, Rate Floor: 1.38%) due 05/05/30◊,4	11,357,187	11,245,630

34 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
TOTAL RETURN BOND FUND

	Face Amount~	Value
Greystone Commercial Real Estate Notes
2021-FL3 C, 6.94% (1 Month Term SOFR + 2.11%, Rate Floor: 2.00%) due 07/15/39◊,4	12,000,000	$11,216,758
Golub Capital Partners CLO 54M, LP
2021-54A A, 6.34% (3 Month USD LIBOR + 1.53%, Rate Floor: 1.53%) due 08/05/33◊,4	10,750,000	10,443,839
Fontainbleau Vegas
10.43% (1 Month Term SOFR + 5.65%, Rate Floor: 5.65%) due 01/31/26◊,†††	10,252,876	10,355,405
Lake Shore MM CLO III LLC
2021-2A A1R, 6.27% (3 Month USD LIBOR + 1.48%, Rate Floor: 1.48%) due 10/17/31◊,4	10,000,000	9,811,576
Neuberger Berman CLO XVI-S Ltd.
2021-16SA BR, 6.19% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 04/15/34◊,4	10,200,000	9,748,317
Neuberger Berman Loan Advisers CLO 47 Ltd.
2022-47A B, 6.43% (3 Month Term SOFR + 1.80%, Rate Floor: 1.80%) due 04/14/35◊,4	9,000,000	8,694,427
Boyce Park CLO Ltd.
2022-1A B1, 6.40% (3 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 04/21/35◊,4	8,800,000	8,441,493
Dryden 37 Senior Loan Fund
2015-37A Q, due 01/15/31[4,12]	10,000,000	7,467,182
ACRE Commercial Mortgage Ltd.
2021-FL4 B, 6.16% (1 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 12/18/37◊,7	3,100,000	2,997,566
2021-FL4 C, 6.51% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 12/18/37◊,7	3,100,000	2,908,060
HGI CRE CLO Ltd.
2021-FL2 B, 6.23% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 09/17/36◊,7	5,000,000	4,730,221
2021-FL2 C, 6.53% (1 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 09/17/36◊,7	1,000,000	935,953
Owl Rock CLO I Ltd.
2019-1A A, 6.72% (3 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 05/20/31◊,4	5,650,000	5,600,218
Shackleton CLO Ltd.
2017-8A BR, 6.11% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 10/20/27◊,4	5,510,000	5,444,741

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 35

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
TOTAL RETURN BOND FUND

	Face Amount~	Value
VOYA CLO
2021-2A BR, 6.94% (3 Month USD LIBOR + 2.15%, Rate Floor: 2.15%) due 06/07/30◊,4	4,950,000	$4,751,045
Cerberus Loan Funding XXXVI, LP
2021-6A A, 6.19% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 11/22/33◊,4	4,511,936	4,486,345
Stratus CLO Ltd.
2021-1A B, 6.21% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 12/29/29◊,4	4,500,000	4,410,999
Atlas Senior Loan Fund III Ltd.
2017-1A BR, 6.18% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 11/17/27◊,4	4,300,000	4,242,712
Elmwood CLO 19 Ltd.
2022-6A B1, 6.67% (3 Month Term SOFR + 3.05%, Rate Floor: 3.05%) due 10/17/34◊,4	4,000,000	3,999,508
BRSP Ltd.
2021-FL1 D, 7.46% (1 Month USD LIBOR + 2.70%, Rate Floor: 2.70%) due 08/19/38◊,7	4,200,000	3,929,411
Northwoods Capital XII-B Ltd.
2018-12BA B, 6.72% (3 Month USD LIBOR + 1.85%, Rate Floor: 1.85%) due 06/15/31◊,4	4,000,000	3,820,615
MF1 Multifamily Housing Mortgage Loan Trust
2021-FL6 D, 7.26% (1 Month USD LIBOR + 2.55%, Rate Floor: 2.55%) due 07/16/36◊,7	3,800,000	3,509,299
Carlyle Global Market Strategies CLO Ltd.
2012-3A SUB, due 01/14/32[4,12]	8,920,000	2,466,380
Wellfleet CLO Ltd.
2018-2A A2R, 6.39% (3 Month USD LIBOR + 1.58%, Rate Floor: 1.58%) due 10/20/28◊,4	2,500,000	2,454,894
Allegro CLO VII Ltd.
2018-1A C, 6.69% (3 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 06/13/31◊,4	2,500,000	2,340,200
FS Rialto Issuer LLC
2022-FL7 B, 8.60% (1 Month Term SOFR + 3.91%, Rate Floor: 3.91%) due 10/19/39◊,7	2,000,000	1,979,510
Voya CLO Ltd.
2013-1A INC, due 10/15/30[4,12]	10,575,071	1,540,788
TRTX Issuer Ltd.
2019-FL3 B, 6.61% (1 Month Term SOFR + 1.86%, Rate Floor: 1.75%) due 10/15/34◊,7	1,500,000	1,473,937
Diamond CLO Ltd.
2021-1A CR, 7.22% (3 Month USD LIBOR + 2.40%, Rate Floor: 2.40%) due 04/25/29◊,4	1,272,813	1,261,443

36 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
TOTAL RETURN BOND FUND

	Face Amount~		Value
Newfleet CLO Ltd.
2018-1A A1R, 5.76% (3 Month USD LIBOR + 0.95%, Rate Floor: 0.00%) due 04/20/28◊,4		314,741	$314,515
Venture XIII CLO Ltd.
2013-13A SUB, due 09/10/29[4,12]		3,700,000	203,696
Great Lakes CLO Ltd.
2014-1A SUB, due 10/15/29[4,12]		461,538	183,514
Treman Park CLO Ltd.
2015-1A SUB, due 10/20/28[4,12]		6,859,005	181,764
Babson CLO Ltd.
2014-IA SUB, due 07/20/25[4,12]		1,300,000	80,770
Atlas Senior Loan Fund IX Ltd.
2018-9A SUB, due 04/20/28[4,12]		1,200,000	49,324
Avery Point II CLO Ltd.
2013-3X COM , due 01/18/25[12]		2,375,019	16,316
OHA Credit Partners IX Ltd.
2013-9A ACOM, due 10/20/25[4,12]		1,808,219	2,079
Copper River CLO Ltd.
2007-1A INC, due 01/20/21[7,12]		1,500,000	151
Total Collateralized Loan Obligations			2,864,229,162

Financial - 2.1%
Strategic Partners Fund VIII LP
7.39% (1 Month Term SOFR + 2.60%, Rate Floor: 2.60%) due 03/10/26◊,†††		51,900,000	51,884,430
7.22% (1 Month Term SOFR + 2.60%, Rate Floor: 2.60%) due 03/10/26◊,†††		21,900,000	21,893,430
KKR Core Holding Company LLC
4.00% due 08/12/31†††		81,770,389	73,581,354
HV Eight LLC
5.48% (3 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 12/31/27◊,†††	EUR	51,600,000	56,010,642
HarbourVest Structured Solutions IV Holdings, LP
7.20% (3 Month USD LIBOR + 2.45%, Rate Floor: 2.45%) due 09/15/26◊,†††		19,956,425	19,943,168
2.58% (3 Month EURIBOR + 2.45%, Rate Floor: 2.45%) due 09/15/26◊,†††	EUR	11,100,000	12,050,161
Project Onyx
7.00% (3 Month Term SOFR + 2.40%, Rate Floor: 2.30%) due 01/26/27◊,†††		31,000,000	30,949,483
Madison Avenue Secured Funding Trust Series
2023-1, 6.78% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 03/04/24◊,†††,4		26,600,000	26,600,000
Lightning A
5.50% due 03/01/37†††		25,995,170	24,175,508

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 37

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
TOTAL RETURN BOND FUND

	Face Amount~		Value
Thunderbird A
5.50% due 03/01/37†††		25,874,490	$24,063,276
Ceamer Finance LLC
3.69% due 03/22/31†††		22,568,371	21,064,031
Bib Merchant Voucher Receivables Ltd.
4.18% due 04/07/28†††		17,720,978	17,322,014
Nassau LLC
2019-1, 3.98% due 08/15/34[4]		12,457,486	11,902,672
Aesf Vi Verdi, LP
6.88% (3 Month USD LIBOR + 2.15%, Rate Floor: 2.15%) due 11/25/24◊,†††		6,764,200	6,770,587
2.15% (3 Month EURIBOR + 2.15%, Rate Floor: 2.15%) due 11/25/24◊,†††	EUR	3,871,856	4,201,908
Oxford Finance Funding
2020-1A, 3.10% due 02/15/28[4]		9,337,349	9,281,160
Industrial DPR Funding Ltd.
2016-1A, 5.24% due 04/15/26[4]		2,038,536	1,997,588
Total Financial			413,691,412

Transport-Aircraft - 2.0%
AASET Trust
2021-1A, 2.95% due 11/16/41[4]		62,594,262	56,398,682
2021-2A, 2.80% due 01/15/47[4]		21,054,136	18,065,081
2020-1A, 3.35% due 01/16/40[4]		16,335,511	13,726,165
2019-1, 3.84% due 05/15/39[4]		6,791,458	4,853,708
2017-1A, 3.97% due 05/16/42[4]		3,693,937	2,977,740
2019-2, 3.38% due 10/16/39[4]		1,822,709	1,438,753
Castlelake Aircraft Structured Trust
2021-1A, 3.47% due 01/15/46[4]		50,802,478	46,774,492
Navigator Aircraft ABS Ltd.
2021-1, 2.77% due 11/15/46[4]		43,975,372	38,021,445
Lunar Structured Aircraft Portfolio Notes
2021-1, 2.64% due 10/15/46[4]		35,623,499	30,999,940
Sprite Ltd.
2021-1, 3.75% due 11/15/46[4]		32,006,342	28,664,646
AASET US Ltd.
2018-2A, 4.45% due 11/18/38[4]		32,917,567	28,477,263
Sapphire Aviation Finance II Ltd.
2020-1A, 3.23% due 03/15/40[4]		26,935,043	22,567,179
KDAC Aviation Finance Ltd.
2017-1A, 4.21% due 12/15/42[4]		23,307,569	18,995,902
Sapphire Aviation Finance I Ltd.
2018-1A, 4.25% due 03/15/40[4]		22,221,885	18,077,726
WAVE LLC
2019-1, 3.60% due 09/15/44[4]		18,642,380	15,731,932
MAPS Ltd.
2018-1A, 4.21% due 05/15/43[4]		15,902,512	14,296,299
Falcon Aerospace Ltd.
2019-1, 3.60% due 09/15/39[4]		11,126,769	9,402,234
2017-1, 4.58% due 02/15/42[4]		4,131,578	3,897,001

38 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
TOTAL RETURN BOND FUND

	Face Amount~	Value
Raspro Trust
2005-1A, 5.17% (3 Month USD LIBOR + 0.93%, Rate Floor: 0.93%) due 03/23/24◊,4	10,637,384	$10,507,618
Castlelake Aircraft Securitization Trust
2018-1, 4.13% due 06/15/43[4]	11,412,558	10,306,681
Slam Ltd.
2021-1A, 3.42% due 06/15/46[4]	1,335,900	1,114,100
Total Transport-Aircraft		395,294,587

Whole Business - 1.4%
Arbys Funding LLC
2020-1A, 3.24% due 07/30/50[4]	95,387,175	83,593,791
SERVPRO Master Issuer LLC
2021-1A, 2.39% due 04/25/51[4]	29,769,750	24,356,300
2022-1A, 3.13% due 01/25/52[4]	23,265,000	19,250,322
2019-1A, 3.88% due 10/25/49[4]	586,305	535,223
Taco Bell Funding LLC
2021-1A, 2.29% due 08/25/51[4]	23,275,375	19,435,660
2016-1A, 4.97% due 05/25/46[4]	17,485,319	17,072,841
ServiceMaster Funding LLC
2020-1, 3.34% due 01/30/51[4]	28,872,418	22,796,246
2020-1, 2.84% due 01/30/51[4]	9,604,000	8,056,978
Wingstop Funding LLC
2020-1A, 2.84% due 12/05/50[4]	25,181,250	22,072,499
2022-1A, 3.73% due 03/05/52[4]	5,124,250	4,599,670
Domino’s Pizza Master Issuer LLC
2021-1A, 3.15% due 04/25/51[4]	9,167,708	7,604,072
2017-1A, 4.12% due 07/25/47[4]	7,885,000	7,439,600
Wendy’s Funding LLC
2019-1A, 3.78% due 06/15/49[4]	12,278,475	11,524,564
2019-1A, 4.08% due 06/15/49[4]	1,520,063	1,385,956
Sonic Capital LLC
2021-1A, 2.64% due 08/20/51[4]	11,414,180	8,718,345
DB Master Finance LLC
2021-1A, 2.79% due 11/20/51[4]	6,665,625	5,382,105
Applebee’s Funding LLC / IHOP Funding LLC
2019-1A, 4.19% due 06/05/49[4]	3,356,100	3,279,551
Total Whole Business		267,103,723

Net Lease - 0.9%
STORE Master Funding I-VII
2016-1A, 3.96% due 10/20/46[4]	27,967,441	26,470,209
2016-1A, 4.32% due 10/20/46[4]	11,059,972	10,375,987
CF Hippolyta Issuer LLC
2022-1A, 6.11% due 08/15/62[4]	20,344,312	20,344,044
2020-1, 2.28% due 07/15/60[4]	10,109,935	9,128,407
Capital Automotive REIT
2020-1A, 3.48% due 02/15/50[4]	22,046,713	19,995,330
2021-1A, 2.76% due 08/15/51[4]	6,586,250	5,102,686

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 39

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
TOTAL RETURN BOND FUND

	Face Amount~	Value
CARS-DB4, LP
2020-1A, 3.81% due 02/15/50[4]	20,090,459	$17,130,084
2020-1A, 3.25% due 02/15/50[4]	3,407,282	2,973,445
SVC ABS LLC
2023-1A, 5.15% due 02/20/53[4]	15,343,604	15,124,148
2023-1A, 5.55% due 02/20/53[4]	3,499,271	3,320,855
CMFT Net Lease Master Issuer LLC
2021-1, 2.91% due 07/20/51[4]	10,050,000	8,496,201
2021-1, 3.04% due 07/20/51[4]	5,050,000	4,047,113
2021-1, 3.44% due 07/20/51[4]	3,215,000	2,596,923
2021-1, 2.51% due 07/20/51[4]	3,000,000	2,530,228
Oak Street Investment Grade Net Lease Fund Series
2020-1A, 2.26% due 11/20/50[4]	15,000,000	13,682,191
STORE Master Funding I LLC
2015-1A, 4.17% due 04/20/45[4]	9,982,129	9,489,687
New Economy Assets Phase 1 Sponsor LLC
2021-1, 2.41% due 10/20/61[4]	10,000,000	8,519,763
CF Hippolyta LLC
2020-1, 2.60% due 07/15/60[4]	4,327,519	3,671,462
STORE Master Funding LLC
2021-1A, 3.70% due 06/20/51[4]	3,551,649	2,828,483
Capital Automotive LLC
2017-1A, 4.18% due 04/15/47[4]	267,786	260,123
Total Net Lease		186,087,369

Single Family Residence - 0.6%
FirstKey Homes Trust
2020-SFR2, 4.50% due 10/19/37[4]	21,640,000	19,849,013
2020-SFR2, 4.00% due 10/19/37[4]	20,340,000	18,553,894
2020-SFR2, 3.37% due 10/19/37[4]	13,010,000	11,760,680
2021-SFR1, 2.19% due 08/17/38[4]	8,174,000	7,027,448
Home Partners of America Trust
2021-2, 2.65% due 12/17/26[4]	46,717,924	41,243,284
2021-3, 2.80% due 01/17/41[4]	15,497,698	13,362,708
Tricon Residential Trust
2021-SFR1, 2.59% due 07/17/38[4]	7,000,000	6,271,637
Total Single Family Residence		118,068,664

Collateralized Debt Obligations - 0.5%
Anchorage Credit Funding 4 Ltd.
2021-4A AR, 2.72% due 04/27/39[4]	108,854,127	95,653,496
Anchorage Credit Funding Ltd.
2021-13A C2, 3.65% due 07/27/39[7]	1,950,000	1,544,646
Total Collateralized Debt Obligations		97,198,142

Infrastructure - 0.3%
VB-S1 Issuer LLC - VBTEL
2022-1A, 4.29% due 02/15/52[4]	40,900,000	37,218,215
Secured Tenant Site Contract Revenue Notes Series
2018-1A, 3.97% due 06/15/48[4]	20,716,385	20,615,157

40 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
TOTAL RETURN BOND FUND

	Face Amount~	Value
Stack Infrastructure Issuer LLC
2023-1A, 5.90% due 03/25/48[4]	5,050,000	$5,096,891
Hotwire Funding LLC
2021-1, 2.66% due 11/20/51[4]	4,025,000	3,376,341
Total Infrastructure		66,306,604

Transport-Container - 0.3%
Textainer Marine Containers VII Ltd.
2020-1A, 2.73% due 08/21/45[4]	49,735,032	45,816,941
MC Ltd.
2021-1, 2.63% due 11/05/35[4]	10,585,014	9,398,709
CLI Funding VIII LLC
2021-1A, 1.64% due 02/18/46[4]	3,183,975	2,764,600
Total Transport-Container		57,980,250

Insurance - 0.1%
CHEST
7.13% due 03/15/43†††	19,100,000	19,242,263
JGWPT XXIII LLC
2011-1A, 4.70% due 10/15/56[4]	2,313,076	2,238,002
JGWPT XXIV LLC
2011-2A, 4.94% due 09/15/56[4]	1,687,102	1,638,439
VICOF 2
4.00% due 02/22/30†††	783,705	736,600
321 Henderson Receivables VI LLC
2010-1A, 5.56% due 07/15/59[4]	737,384	734,629
SPSS
5.14% due 11/15/52†††,7	148,984	134,773
Total Insurance		24,724,706

Total Asset-Backed Securities
(Cost $4,751,715,827)		4,490,684,619
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 18.9%
Residential Mortgage-Backed Securities - 9.1%
CSMC Trust
2020-RPL5, 3.02% (WAC) due 08/25/60◊,4	68,382,907	66,310,570
2021-RPL7, 1.93% (WAC) due 07/27/61◊,4	60,084,694	55,108,035
2021-RPL4, 1.80% (WAC) due 12/27/60◊,4	40,404,501	37,375,788
2021-RPL1, 1.67% (WAC) due 09/27/60◊,4	27,187,131	25,922,639
BRAVO Residential Funding Trust
2022-R1, 3.13% due 01/29/70[4,13]	80,698,954	72,097,325
2021-C, 1.62% due 03/01/61[4,13]	66,052,519	59,305,056
2021-HE1, 6.06% (30 Day Average SOFR + 1.50%, Rate Floor: 0.00%) due 01/25/70◊,4	7,500,000	7,240,285
PRPM LLC
2021-5, 1.79% due 06/25/26[4,13]	62,544,041	58,782,992
2021-8, 1.74% (WAC) due 09/25/26◊,4	33,738,790	31,518,734
2023-1, 6.88% (WAC) due 02/25/28◊,4	21,047,449	20,965,896
2022-1, 3.72% due 02/25/27[4,13]	11,453,497	10,895,701
FKRT
2.21% due 11/30/58†††,7	117,200,000	114,183,598
Legacy Mortgage Asset Trust
2021-GS2, 1.75% due 04/25/61[4,13]	40,236,697	37,552,016
2021-GS3, 1.75% due 07/25/61[4,13]	36,290,353	33,401,278

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 41

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
TOTAL RETURN BOND FUND

	Face Amount~	Value
2021-GS5, 2.25% due 07/25/67[4,13]	22,747,376	$20,673,852
Towd Point Revolving Trust,
4.83% due 09/25/64[7]	81,500,000	78,953,125
Morgan Stanley ABS Capital I Incorporated Trust
2006-NC5, 5.00% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 10/25/36◊	25,817,894	12,378,841
2007-HE5, 5.19% (1 Month USD LIBOR + 0.34%, Rate Floor: 0.34%) due 03/25/37◊	27,153,751	11,953,320
2006-HE6, 5.33% (1 Month USD LIBOR + 0.48%, Rate Floor: 0.48%) due 09/25/36◊	23,386,932	8,806,164
2006-HE5, 5.13% (1 Month USD LIBOR + 0.28%, Rate Floor: 0.28%) due 08/25/36◊	13,319,699	6,855,528
2007-HE3, 4.96% (1 Month USD LIBOR + 0.11%, Rate Floor: 0.11%) due 12/25/36◊	11,310,969	5,729,199
2006-HE4, 5.33% (1 Month USD LIBOR + 0.48%, Rate Floor: 0.48%) due 06/25/36◊	8,363,113	4,280,807
2006-HE5, 5.35% (1 Month USD LIBOR + 0.50%, Rate Floor: 0.50%) due 08/25/36◊	7,981,064	4,126,081
2007-HE2, 4.98% (1 Month USD LIBOR + 0.13%, Rate Floor: 0.13%) due 01/25/37◊	8,207,232	3,960,881
2007-NC3, 5.04% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 05/25/37◊	3,504,443	2,410,214
2007-HE6, 4.91% (1 Month USD LIBOR + 0.06%, Rate Floor: 0.06%) due 05/25/37◊	2,485,334	2,161,922
2007-HE3, 4.98% (1 Month USD LIBOR + 0.13%, Rate Floor: 0.13%) due 12/25/36◊,4	2,057,985	1,254,944
2006-HE6, 5.15% (1 Month USD LIBOR + 0.30%, Rate Floor: 0.30%) due 09/25/36◊	2,964,541	1,109,159
OSAT Trust
2021-RPL1, 2.12% due 05/25/65[4,13]	62,943,267	59,265,510
LSTAR Securities Investment Ltd.
2023-1, 8.05% (SOFR + 3.50%, Rate Floor: 0.00%) due 01/01/28◊,†††,4	52,155,925	52,142,925
Home Equity Loan Trust
2007-FRE1, 5.04% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 04/25/37◊	52,053,757	48,369,231

42 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
TOTAL RETURN BOND FUND

	Face Amount~	Value
JP Morgan Mortgage Acquisition Trust
2006-WMC4, 4.98% (1 Month USD LIBOR + 0.13%, Rate Floor: 0.13%) due 12/25/36◊	63,247,803	$36,684,637
2006-WMC4, 4.97% (1 Month USD LIBOR + 0.12%, Rate Floor: 0.12%) due 12/25/36◊	12,995,913	6,808,992
2006-WMC3, 5.33% (1 Month USD LIBOR + 0.48%, Rate Floor: 0.48%) due 08/25/36◊	1,851,189	1,339,236
NYMT Loan Trust
2022-SP1, 5.25% due 07/25/62[4,13]	41,786,443	41,145,631
LSTAR Securities Investment Ltd.
2021-1, 7.46% (1 Month USD LIBOR + 2.80%, Rate Floor: 1.80%) due 02/01/26◊,7	39,114,233	38,327,294
GCAT Trust
2022-NQM5, 5.71% due 08/25/67[4,13]	23,984,465	23,488,767
2022-NQM3, 4.35% (WAC) due 04/25/67◊,4	11,647,981	10,768,262
GSAMP Trust
2007-NC1, 4.98% (1 Month USD LIBOR + 0.13%, Rate Floor: 0.13%) due 12/25/46◊	25,548,924	13,920,308
2006-HE8, 5.08% (1 Month USD LIBOR + 0.23%, Rate Floor: 0.23%) due 01/25/37◊	10,107,000	8,037,848
2006-NC2, 5.15% (1 Month USD LIBOR + 0.30%, Rate Floor: 0.30%) due 06/25/36◊	12,226,014	6,673,780
2007-NC1, 5.00% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 12/25/46◊	5,700,338	2,813,405
BRAVO Residential Funding Trust 2023-NQM2
2023-NQM2, 4.50% due 05/25/62[4,13]	32,736,474	31,210,104
Soundview Home Loan Trust
2006-OPT5, 5.13% (1 Month USD LIBOR + 0.28%, Rate Floor: 0.28%) due 07/25/36◊	32,223,682	30,324,585
Citigroup Mortgage Loan Trust, Inc.
2007-AMC1, 5.01% (1 Month USD LIBOR + 0.16%, Rate Floor: 0.16%) due 12/25/36◊,4	21,231,255	11,700,893
2006-WF1, 5.03% due 03/25/36	14,501,183	7,705,188
2007-AMC3, 5.03% (1 Month USD LIBOR + 0.18%, Rate Floor: 0.18%) due 03/25/37◊	6,111,964	4,947,266
Alternative Loan Trust
2007-OA4, 5.19% (1 Month USD LIBOR + 0.34%, Rate Floor: 0.34%) due 05/25/47◊	15,523,394	12,857,428

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 43

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
TOTAL RETURN BOND FUND

	Face Amount~	Value
2007-OH3, 5.43% (1 Month USD LIBOR + 0.58%, Rate Cap/Floor: 10.00%/0.58%) due 09/25/47◊	6,446,292	$5,422,660
2006-43CB, 6.00% (1 Month USD LIBOR + 0.50%, Rate Cap/Floor: 6.00%/6.00%) due 02/25/37◊	6,137,855	3,537,960
2007-OA7, 5.21% (1 Month USD LIBOR + 0.36%, Rate Floor: 0.36%) due 05/25/47◊	2,380,222	1,963,337
2007-OH3, 5.29% (1 Month USD LIBOR + 0.44%, Rate Cap/Floor: 10.00%/0.44%) due 09/25/47◊	640,785	530,026
Imperial Fund Mortgage Trust
2022-NQM2, 4.02% (WAC) due 03/25/67◊,4	13,391,769	12,123,586
2022-NQM2, 4.20% (WAC) due 03/25/67◊,4	13,164,210	11,751,937
NovaStar Mortgage Funding Trust Series
2007-2, 5.05% (1 Month USD LIBOR + 0.20%, Rate Cap/Floor: 11.00%/0.20%) due 09/25/37◊	22,711,652	21,823,808
2007-1, 4.98% (1 Month USD LIBOR + 0.13%, Rate Cap/Floor: 11.00%/0.13%) due 03/25/37◊	2,866,645	1,883,152
Angel Oak Mortgage Trust 2023-2
2023-2, 4.65% (WAC) due 10/25/67◊,4	24,339,736	23,112,110
Structured Asset Securities Corporation Mortgage Loan Trust
2008-BC4, 5.48% (1 Month USD LIBOR + 0.63%, Rate Floor: 0.63%) due 11/25/37◊	20,495,890	19,590,896
2006-BC4, 5.19% (1 Month USD LIBOR + 0.34%, Rate Floor: 0.34%) due 12/25/36◊	2,024,785	1,944,116
2006-BC6, 5.02% (1 Month USD LIBOR + 0.17%, Rate Floor: 0.17%) due 01/25/37◊	131,646	127,958
2006-OPT1, 5.11% (1 Month USD LIBOR + 0.26%, Rate Floor: 0.26%) due 04/25/36◊	4,104	4,090
ACE Securities Corporation Home Equity Loan Trust Series
2006-NC1, 5.46% (1 Month USD LIBOR + 0.62%, Rate Floor: 0.62%) due 12/25/35◊	16,761,000	14,748,790
2007-ASP1, 5.25% (1 Month USD LIBOR + 0.40%, Rate Floor: 0.40%) due 03/25/37◊	8,202,261	3,578,120

44 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
TOTAL RETURN BOND FUND

	Face Amount~	Value
2007-WM2, 5.06% (1 Month USD LIBOR + 0.21%, Rate Floor: 0.21%) due 02/25/37◊	6,359,981	$2,734,139
OBX Trust
2022-NQM9, 6.45% due 09/25/62[4,13]	9,544,292	9,561,122
2023-NQM2, 6.32% due 01/25/62[4,13]	6,437,837	6,467,853
2022-NQM8, 6.10% due 09/25/62[4,13]	4,022,777	3,978,573
Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust
2006-AR9, 3.97% (1 Year CMT Rate + 0.83%, Rate Floor: 0.83%) due 11/25/46◊	8,860,586	7,192,182
2006-AR10, 5.19% (1 Month USD LIBOR + 0.34%, Rate Floor: 0.34%) due 12/25/36◊	8,117,247	6,859,349
2006-AR9, 3.98% (1 Year CMT Rate + 0.84%, Rate Floor: 0.84%) due 11/25/46◊	3,933,140	3,138,856
2006-7, 4.01% due 09/25/36	5,326,540	1,518,147
2006-8, 4.17% due 10/25/36	343,238	126,212
Securitized Asset-Backed Receivables LLC Trust
2007-BR2, 5.03% (1 Month USD LIBOR + 0.18%, Rate Floor: 0.18%) due 02/25/37◊,4	10,333,088	8,631,496
2006-WM4, 5.01% (1 Month USD LIBOR + 0.16%, Rate Floor: 0.16%) due 11/25/36◊	30,261,234	8,547,497
2006-HE2, 5.15% (1 Month USD LIBOR + 0.30%, Rate Floor: 0.30%) due 07/25/36◊	3,336,859	1,348,540
SPS Servicer Advance Receivables Trust
2020-T2, 1.83% due 11/15/55[4]	20,000,000	18,459,094
IXIS Real Estate Capital Trust
2007-HE1, 4.96% (1 Month USD LIBOR + 0.11%, Rate Floor: 0.11%) due 05/25/37◊	32,786,268	8,184,177
2006-HE1, 5.45% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.60%) due 03/25/36◊	11,650,016	5,770,936
2007-HE1, 5.08% (1 Month USD LIBOR + 0.23%, Rate Floor: 0.23%) due 05/25/37◊	6,222,365	1,554,873
2007-HE1, 5.01% (1 Month USD LIBOR + 0.16%, Rate Floor: 0.16%) due 05/25/37◊	5,843,936	1,459,555
2007-HE1, 4.91% (1 Month USD LIBOR + 0.06%, Rate Floor: 0.06%) due 05/25/37◊	4,861,885	1,212,623

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 45

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
TOTAL RETURN BOND FUND

	Face Amount~	Value
Starwood Mortgage Residential Trust
2020-1, 2.56% (WAC) due 02/25/50◊,4	10,792,167	$10,255,788
2020-1, 2.41% (WAC) due 02/25/50◊,4	8,301,667	7,877,813
American Home Mortgage Investment Trust
2007-1, 2.08% due 05/25/47[11]	130,067,707	17,460,640
Credit Suisse Mortgage Capital Certificates
2021-RPL9, 2.44% (WAC) due 02/25/61◊,4	18,653,089	17,378,276
Verus Securitization Trust
2022-8, 6.13% due 09/25/67[4,13]	15,577,921	15,231,316
Citigroup Mortgage Loan Trust
2022-A, 6.17% due 09/25/62[4,13]	14,639,921	14,555,374
Merrill Lynch Mortgage Investors Trust Series
2007-HE2, 5.37% (1 Month USD LIBOR + 0.52%, Rate Floor: 0.52%) due 02/25/37◊	32,168,580	9,342,100
2006-HE6, 5.13% (1 Month USD LIBOR + 0.28%, Rate Floor: 0.28%) due 11/25/37◊	8,073,566	3,930,794
RALI Series Trust
2007-QO4, 5.23% (1 Month USD LIBOR + 0.38%, Rate Floor: 0.38%) due 05/25/47◊	4,143,328	3,622,162
2006-QO2, 5.29% (1 Month USD LIBOR + 0.44%, Rate Floor: 0.44%) due 02/25/46◊	16,536,210	3,256,426
2007-QO2, 5.00% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 02/25/47◊	7,449,930	2,707,015
2006-QO2, 5.39% (1 Month USD LIBOR + 0.54%, Rate Floor: 0.54%) due 02/25/46◊	5,362,610	1,083,836
2006-QO6, 5.21% (1 Month USD LIBOR + 0.36%, Rate Floor: 0.36%) due 06/25/46◊	4,715,292	1,053,033
2007-QO3, 5.17% (1 Month USD LIBOR + 0.32%, Rate Floor: 0.32%) due 03/25/47◊	821,955	689,031
2006-QO2, 5.53% (1 Month USD LIBOR + 0.68%, Rate Floor: 0.68%) due 02/25/46◊	1,105,132	230,998
Angel Oak Mortgage Trust 2023-1
2023-1, 4.75% due 09/26/67[4,13]	13,230,677	12,347,564
Cascade Funding Mortgage Trust
2018-RM2, 4.00% (WAC) due 10/25/68◊,7	8,085,085	7,820,091
2019-RM3, 2.80% (WAC) due 06/25/69◊,7	4,223,348	4,076,530

46 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
TOTAL RETURN BOND FUND

	Face Amount~	Value
Ameriquest Mortgage Securities Trust
2006-M3, 5.01% (1 Month USD LIBOR + 0.16%, Rate Floor: 0.16%) due 10/25/36◊	27,009,222	$8,077,127
2006-M3, 4.95% (1 Month USD LIBOR + 0.10%, Rate Floor: 0.10%) due 10/25/36◊	11,345,687	3,391,813
ABFC Trust
2007-WMC1, 6.10% (1 Month USD LIBOR + 1.25%, Rate Floor: 1.25%) due 06/25/37◊	15,434,422	10,609,864
Bear Stearns Asset-Backed Securities I Trust
2006-HE9, 5.13% (1 Month USD LIBOR + 0.28%, Rate Floor: 0.28%) due 11/25/36◊	10,962,049	10,542,813
First NLC Trust
2005-4, 5.63% (1 Month USD LIBOR + 0.78%, Rate Cap/Floor: 14.00%/0.78%) due 02/25/36◊	8,770,772	8,422,214
2005-1, 5.31% (1 Month USD LIBOR + 0.46%, Rate Cap/Floor: 14.00%/0.46%) due 05/25/35◊	2,219,634	1,843,977
Master Asset-Backed Securities Trust
2006-WMC4, 5.00% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 10/25/36◊	10,804,340	3,439,961
2006-NC2, 5.33% (1 Month USD LIBOR + 0.48%, Rate Floor: 0.48%) due 08/25/36◊	7,703,279	2,947,672
2006-WMC3, 5.17% (1 Month USD LIBOR + 0.32%, Rate Floor: 0.32%) due 08/25/36◊	5,755,262	1,938,712
2007-WMC1, 5.01% (1 Month USD LIBOR + 0.16%, Rate Floor: 0.16%) due 01/25/37◊	5,931,373	1,637,168
HarborView Mortgage Loan Trust
2006-14, 5.06% (1 Month USD LIBOR + 0.30%, Rate Floor: 0.30%) due 01/25/47◊	6,676,043	5,622,592
2006-12, 5.14% (1 Month USD LIBOR + 0.38%, Rate Floor: 0.38%) due 01/19/38◊	4,978,039	4,292,241
Angel Oak Mortgage Trust
2023-1, 4.75% due 09/26/67[4,13]	10,413,791	9,890,531
Fremont Home Loan Trust
2006-E, 4.97% (1 Month USD LIBOR + 0.12%, Rate Floor: 0.12%) due 01/25/37◊	11,821,823	5,370,148

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 47

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
TOTAL RETURN BOND FUND

	Face Amount~	Value
2006-D, 5.00% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 11/25/36◊	10,556,744	$3,765,549
First Franklin Mortgage Loan Trust
2006-FF16, 5.13% (1 Month USD LIBOR + 0.28%, Rate Floor: 0.28%) due 12/25/36◊	20,778,393	8,662,955
CFMT LLC
2022-HB9, 3.25% (WAC) due 09/25/37◊,7	9,025,507	8,346,720
Merrill Lynch Alternative Note Asset Trust Series
2007-A1, 5.31% (1 Month USD LIBOR + 0.46%, Rate Floor: 0.46%) due 01/25/37◊	19,378,345	5,862,397
2007-A1, 5.15% (1 Month USD LIBOR + 0.30%, Rate Floor: 0.30%) due 01/25/37◊	7,348,592	2,202,408
Asset-Backed Securities Corporation Home Equity Loan Trust Series AEG
2006-HE1, 5.45% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.60%) due 01/25/36◊	8,327,476	8,017,453
Argent Securities Incorporated Asset-Backed Pass-Through Certificates Series
2005-W4, 5.61% (1 Month USD LIBOR + 0.76%, Rate Floor: 0.76%) due 02/25/36◊	9,822,080	7,345,834
Long Beach Mortgage Loan Trust
2006-8, 5.17% (1 Month USD LIBOR + 0.32%, Rate Floor: 0.32%) due 09/25/36◊	14,690,034	3,995,457
2006-6, 5.35% (1 Month USD LIBOR + 0.50%, Rate Floor: 0.50%) due 07/25/36◊	4,577,269	1,844,823
2006-8, 5.03% (1 Month USD LIBOR + 0.18%, Rate Floor: 0.18%) due 09/25/36◊	3,920,496	1,060,778
Option One Mortgage Loan Trust
2007-5, 5.07% (1 Month USD LIBOR + 0.22%, Rate Floor: 0.22%) due 05/25/37◊	7,265,280	4,243,600
2007-2, 5.10% (1 Month USD LIBOR + 0.25%, Rate Floor: 0.25%) due 03/25/37◊	5,033,947	2,412,827

48 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
TOTAL RETURN BOND FUND

	Face Amount~	Value
Credit-Based Asset Servicing and Securitization LLC
2006-CB2, 5.23% (1 Month USD LIBOR + 0.38%, Rate Floor: 0.38%) due 12/25/36◊	6,807,369	$6,340,649
Lehman XS Trust Series
2007-2N, 5.03% (1 Month USD LIBOR + 0.18%, Rate Floor: 0.18%) due 02/25/37◊	4,829,327	4,274,429
2007-15N, 5.35% (1 Month USD LIBOR + 0.50%, Rate Floor: 0.00%) due 08/25/37◊	1,470,839	1,301,660
2006-10N, 5.27% (1 Month USD LIBOR + 0.42%, Rate Floor: 0.42%) due 07/25/46◊	314,321	280,548
WaMu Asset-Backed Certificates WaMu Series
2007-HE4, 5.02% (1 Month USD LIBOR + 0.17%, Rate Floor: 0.17%) due 07/25/47◊	5,059,219	3,570,415
2007-HE4, 5.10% (1 Month USD LIBOR + 0.25%, Rate Floor: 0.25%) due 07/25/47◊	3,409,581	2,036,815
American Home Mortgage Assets Trust
2006-4, 5.04% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 10/25/46◊	6,968,936	3,695,377
2006-6, 5.04% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 12/25/46◊	2,160,522	1,732,234
WaMu Mortgage Pass-Through Certificates Series Trust
2007-OA6, 3.95% (1 Year CMT Rate + 0.81%, Rate Floor: 0.81%) due 07/25/47◊	4,657,062	3,639,120
2006-AR13, 4.02% (1 Year CMT Rate + 0.88%, Rate Floor: 0.88%) due 10/25/46◊	1,423,663	1,160,285
2006-AR11, 4.06% (1 Year CMT Rate + 0.92%, Rate Floor: 0.92%) due 09/25/46◊	649,949	538,856
Deutsche Alt-A Securities Mortgage Loan Trust Series
2006-AR4, 5.11% (1 Month USD LIBOR + 0.26%, Rate Floor: 0.26%) due 12/25/36◊	9,786,776	3,379,850
2007-OA2, 3.91% (1 Year CMT Rate + 0.77%, Rate Floor: 0.77%) due 04/25/47◊	2,119,878	1,768,268
Morgan Stanley IXIS Real Estate Capital Trust
2006-2, 5.00% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 11/25/36◊	15,227,130	4,937,228

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 49

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
TOTAL RETURN BOND FUND

	Face Amount~	Value
GSAA Home Equity Trust
2006-5, 5.21% (1 Month USD LIBOR + 0.36%, Rate Floor: 0.36%) due 03/25/36◊	12,823,230	$4,626,653
2007-7, 5.39% (1 Month USD LIBOR + 0.54%, Rate Floor: 0.54%) due 07/25/37◊	172,355	161,924
Impac Secured Assets CMN Owner Trust
2005-2, 5.35% (1 Month USD LIBOR + 0.50%, Rate Floor: 0.50%) due 03/25/36◊	5,171,885	4,520,627
COLT Mortgage Loan Trust
2021-2, 2.38% (WAC) due 08/25/66◊,4	7,108,000	4,242,291
OBX 2023-NQM2 Trust
2023-NQM2, 6.72% due 01/25/62[4,13]	3,744,840	3,751,687
GSAA Trust
2007-3, 5.19% (1 Month USD LIBOR + 0.34%, Rate Floor: 0.34%) due 03/25/47◊	11,075,465	3,339,465
GCAT 2023-NQM2 Trust
2023-NQM2, 6.24% due 11/25/67[4,13]	3,205,050	3,175,096
ASG Resecuritization Trust
2010-3, 4.32% (1 Month USD LIBOR + 0.29%, Rate Cap/Floor: 10.50%/0.29%) due 12/28/45◊,4	2,679,502	2,413,566
Morgan Stanley Capital I Incorporated Trust
2006-HE1, 5.43% (1 Month USD LIBOR + 0.58%, Rate Floor: 0.58%) due 01/25/36◊	1,808,569	1,721,557
Securitized Asset Backed Receivables LLC Trust 2006-WM4
2006-WM4, 5.17% (1 Month USD LIBOR + 0.32%, Rate Floor: 0.32%) due 11/25/36◊	5,310,807	1,499,980
Countrywide Asset-Backed Certificates
2005-15, 5.52% (1 Month USD LIBOR + 0.68%, Rate Floor: 0.68%) due 03/25/36◊	1,116,751	1,086,929
Residential Mortgage Loan Trust
2020-1, 2.68% (WAC) due 01/26/60◊,4	889,732	845,513
Structured Asset Investment Loan Trust
2004-BNC2, 6.05% (1 Month USD LIBOR + 1.20%, Rate Floor: 1.20%) due 12/25/34◊	426,846	417,764
2006-3, 5.00% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 06/25/36◊	322,257	307,877

50 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
TOTAL RETURN BOND FUND

	Face Amount~	Value
Nomura Resecuritization Trust
2015-4R, 2.60% (1 Month USD LIBOR + 0.43%, Rate Floor: 0.43%) due 03/26/36◊,4	636,075	$572,861
Impac Secured Assets Trust
2006-2, 5.19% (1 Month USD LIBOR + 0.34%, Rate Cap/Floor: 11.50%/0.34%) due 08/25/36◊	559,330	503,609
Alliance Bancorp Trust
2007-OA1, 5.33% (1 Month USD LIBOR + 0.48%, Rate Floor: 0.48%) due 07/25/37◊	538,139	446,653
UCFC Manufactured Housing Contract
1997-2, 7.38% due 10/15/28	146,695	144,834
Morgan Stanley Re-REMIC Trust
2010-R5, 3.22% due 06/26/36[4]	121,742	104,884
GreenPoint Mortgage Funding Trust
2006-AR1, 5.20% (1 Month USD LIBOR + 0.58%, Rate Cap/Floor: 10.50%/0.58%) due 02/25/36◊	97,559	80,721
Irwin Home Equity Loan Trust
2007-1, 6.35% due 08/25/37[4]	478	463
Total Residential Mortgage-Backed Securities		1,804,060,119

Government Agency - 7.1%
Uniform MBS 30 Year
due 03/01/53[16]	1,141,356,933	1,086,659,685
Fannie Mae
2.40% due 03/01/40	27,004,000	19,467,885
3.83% due 05/01/49	19,000,000	16,179,472
2.27% due 10/01/41	16,935,000	11,768,907
3.42% due 09/01/47	12,283,001	10,498,727
2.07% due 10/01/50	12,917,637	9,158,480
2.57% due 08/01/51	12,270,390	8,960,705
due 12/25/43[10]	11,327,402	8,803,488
2.00% due 09/01/50	11,587,515	8,067,292
2.31% due 10/01/41	9,435,000	6,560,334
1.76% due 08/01/40	9,360,000	6,544,152
2.17% due 03/01/51	8,638,000	5,882,917
2.44% due 10/01/51	8,500,000	5,436,636
2.10% due 07/01/50	7,351,643	5,204,976
2.49% due 12/01/39	6,660,511	5,104,386
2.43% due 12/01/51	7,401,000	5,044,682
2.41% due 12/01/41	7,100,000	4,983,414
3.05% due 03/01/50	5,936,042	4,649,890
2.94% due 03/01/52	5,745,178	4,426,413
due 10/25/43[10]	5,616,557	4,388,669
2.51% due 10/01/46	5,596,699	4,388,235
4.07% due 05/01/49	4,631,987	4,210,889
2.52% due 12/01/41	5,235,200	4,104,443
2.17% due 10/01/50	5,091,225	3,608,647
2.99% due 01/01/40	4,429,000	3,588,237
3.50% due 02/01/48	3,773,647	3,274,606
4.24% due 08/01/48	3,400,000	3,051,805
2.54% due 12/01/39	3,651,325	2,938,685
2.42% due 10/01/51	3,410,343	2,468,917
2.36% due 01/01/42	3,500,000	2,432,380
2.96% due 10/01/49	2,804,336	2,224,007
3.26% due 11/01/46	2,335,035	1,976,262
2.92% due 03/01/50	2,323,430	1,826,546
2.69% due 02/01/52	2,457,570	1,815,169
2.51% due 07/01/50	2,339,658	1,762,591
2.62% due 12/01/51	2,303,792	1,694,346
2.93% due 03/01/52	2,063,534	1,597,174
2.34% due 09/01/39	2,121,797	1,582,833
2.68% due 04/01/50	1,886,809	1,452,573
3.46% due 08/01/49	1,646,886	1,396,392
3.74% due 02/01/48	1,224,660	1,085,215

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 51

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
TOTAL RETURN BOND FUND

	Face Amount~	Value
4.05% due 09/01/48	1,132,702	$1,030,348
2.32% due 07/01/50	1,350,136	974,572
2.25% due 10/01/50	1,244,215	877,177
3.96% due 06/01/49	942,802	840,387
3.01% due 04/01/42	1,050,000	804,824
3.60% due 10/01/47	907,883	790,094
4.00% due 12/01/38	742,488	725,683
2.65% due 12/01/51	982,416	717,547
3.18% due 09/01/42	831,495	713,836
3.50% due 12/01/46	715,731	675,735
3.63% due 01/01/37	699,563	648,741
3.36% due 12/01/39	678,495	581,637
3.91% due 07/01/49	661,262	581,221
4.50% due 03/01/48	565,216	562,650
3.50% due 12/01/45	584,273	551,898
2.75% due 11/01/31	606,426	548,318
4.00% due 01/01/46	561,504	547,486
3.50% due 11/01/47	551,433	520,274
2.56% due 05/01/39	591,759	467,924
3.00% due 07/01/46	486,956	446,693
3.51% due 11/01/47	366,187	318,114
4.33% due 09/01/48	326,281	308,115
4.50% due 02/01/45	305,557	305,406
4.22% due 04/01/49	315,000	279,144
2.50% due 11/25/50	449,210	279,140
3.77% due 08/01/45	282,889	239,582
5.00% due 12/01/44	230,065	234,546
3.50% due 08/01/43	212,630	202,744
5.00% due 05/01/44	199,276	202,436
2.00% due 10/25/51	329,737	188,349
4.50% due 05/01/47	169,753	169,670
3.95% due 06/01/49	191,091	168,628
2.06% due 09/01/36	140,000	104,006
2.28% due 01/01/51	69,029	49,823
Freddie Mac
due 04/01/52[10]	32,243,513	31,097,079
3.26% due 09/01/45	2,143,350	1,828,851
4.50% due 08/01/52	1,165,337	1,151,793
5.00% due 09/01/52	1,117,523	1,136,513
1.96% due 05/01/50	1,541,794	1,048,301
3.50% due 01/01/44	833,698	794,211
4.00% due 02/01/46	602,430	584,688
4.00% due 11/01/45	488,002	476,464
3.00% due 08/01/46	517,668	475,360
2.00% due 10/25/51	824,343	454,613
4.00% due 01/15/46	417,019	410,844
4.50% due 06/01/48	227,507	227,089
2.50% due 02/25/52	133,843	83,982
Fannie Mae-Aces
1.49% (WAC) due 03/25/35◊,11	204,380,031	21,688,319
Freddie Mac Seasoned Credit Risk Transfer Trust
2.00% due 11/25/59	11,572,284	9,735,875
2.00% due 05/25/60	9,420,271	7,928,280
FARM Mortgage Trust
2.18% (WAC) due 01/25/51◊,4	10,642,856	8,940,656
Freddie Mac Multifamily Structured Pass Through Certificates
0.51% (WAC) due 12/25/24◊,11	41,485,726	324,829
Total Government Agency		1,395,315,557

Commercial Mortgage-Backed Securities - 1.7%
BX Commercial Mortgage Trust
2021-VOLT, 6.68% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 09/15/36◊,4	60,050,000	56,000,745
2021-VOLT, 6.33% (1 Month USD LIBOR + 1.65%, Rate Floor: 1.65%) due 09/15/36◊,4	52,000,000	48,870,510
2019-XL, 6.94% (1 Month Term SOFR + 2.11%, Rate Floor: 2.11%) due 10/15/36◊,4	6,849,516	6,616,417

52 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
TOTAL RETURN BOND FUND

	Face Amount~	Value
2022-LP2, 6.79% (1 Month Term SOFR + 1.96%, Rate Floor: 1.96%) due 02/15/39◊,4	5,848,857	$5,472,713
JP Morgan Chase Commercial Mortgage Securities Trust
2021-NYAH, 6.52% (1 Month USD LIBOR + 1.84%, Rate Floor: 1.84%) due 06/15/38◊,4	14,350,000	12,921,020
2016-JP3, 3.40% (WAC) due 08/15/49◊	10,290,000	7,636,876
2021-NYAH, 6.87% (1 Month USD LIBOR + 2.19%, Rate Floor: 2.19%) due 06/15/38◊,4	8,000,000	7,120,955
2016-JP3, 1.33% (WAC) due 08/15/49◊,11	59,570,993	2,173,317
SMRT
2022-MINI, 6.78% (1 Month Term SOFR + 1.95%, Rate Floor: 1.95%) due 01/15/39◊,4	32,500,000	29,647,803
Life Mortgage Trust
2021-BMR, 7.29% (1 Month Term SOFR + 2.46%, Rate Floor: 2.46%) due 03/15/38◊,4	19,167,918	17,835,539
2021-BMR, 6.69% (1 Month Term SOFR + 1.86%, Rate Floor: 1.86%) due 03/15/38◊,4	5,160,593	4,821,073
Extended Stay America Trust
2021-ESH, 6.94% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 07/15/38◊,4	12,202,403	11,620,913
2021-ESH, 6.39% (1 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 07/15/38◊,4	6,296,440	6,097,753
Citigroup Commercial Mortgage Trust
2019-GC43, 0.62% (WAC) due 11/10/52◊,11	218,440,803	6,814,414
2019-GC41, 1.04% (WAC) due 08/10/56◊,11	103,293,690	4,536,132
2016-P4, 1.89% (WAC) due 07/10/49◊,11	28,137,566	1,284,078
2016-C2, 1.66% (WAC) due 08/10/49◊,11	30,626,278	1,270,075
2016-P5, 1.38% (WAC) due 10/10/49◊,11	25,194,508	928,110
2016-GC37, 1.65% (WAC) due 04/10/49◊,11	19,456,520	731,666
2015-GC35, 0.72% (WAC) due 11/10/48◊,11	28,385,241	419,128
2015-GC29, 1.02% (WAC) due 04/10/48◊,11	18,317,138	296,241
2016-C3, 1.00% (WAC) due 11/15/49◊,11	10,020,188	286,030

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 53

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
TOTAL RETURN BOND FUND

	Face Amount~	Value
Wells Fargo Commercial Mortgage Trust
2017-C38, 0.97% (WAC) due 07/15/50◊,11	65,391,146	$2,029,388
2016-BNK1, 1.72% (WAC) due 08/15/49◊,11	34,731,400	1,522,274
2016-C32, 4.73% (WAC) due 01/15/59◊	1,400,000	1,311,472
2017-RB1, 1.20% (WAC) due 03/15/50◊,11	33,022,668	1,157,953
2017-C42, 0.86% (WAC) due 12/15/50◊,11	34,073,697	1,119,709
2016-C35, 1.88% (WAC) due 07/15/48◊,11	21,979,031	1,014,732
2015-NXS4, 1.02% (WAC) due 12/15/48◊,11	37,500,341	804,371
2017-RC1, 1.38% (WAC) due 01/15/60◊,11	17,065,516	743,469
2016-NXS5, 1.42% (WAC) due 01/15/59◊,11	21,504,534	656,546
2015-C30, 0.88% (WAC) due 09/15/58◊,11	28,768,137	486,725
2015-P2, 0.93% (WAC) due 12/15/48◊,11	22,277,610	455,076
2016-C37, 0.81% (WAC) due 12/15/49◊,11	11,548,261	246,015
2015-NXS1, 1.07% (WAC) due 05/15/48◊,11	8,033,906	123,107
GS Mortgage Securities Trust
2020-GC45, 0.67% (WAC) due 02/13/53◊,11	153,000,642	4,894,506
2019-GC42, 0.81% (WAC) due 09/10/52◊,11	69,334,913	2,633,673
2017-GS6, 1.01% (WAC) due 05/10/50◊,11	41,099,580	1,403,814
2017-GS6, 3.87% due 05/10/50	521,000	459,288
2015-GC28, 0.97% (WAC) due 02/10/48◊,11	14,747,811	191,284
BENCHMARK Mortgage Trust
2019-B14, 0.78% (WAC) due 12/15/62◊,11	108,448,052	3,340,634
2020-IG3, 3.13% (WAC) due 09/15/48◊,4	5,232,000	2,846,559
2018-B2, 0.45% (WAC) due 02/15/51◊,11	101,219,088	1,597,571
2018-B6, 0.41% (WAC) due 10/10/51◊,11	60,342,147	848,694
2018-B6, 4.61% (WAC) due 10/10/51◊	750,000	667,959
GS Mortgage Securities Corporation Trust
2020-UPTN, 3.25% (WAC) due 02/10/37◊,4	5,350,000	4,587,341
2020-DUNE, 6.03% (1 Month USD LIBOR + 1.35%, Rate Floor: 1.35%) due 12/15/36◊,4	3,750,000	3,630,891

54 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
TOTAL RETURN BOND FUND

	Face Amount~	Value
2020-DUNE, 6.58% (1 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 12/15/36◊,4	1,000,000	$952,672
JPMDB Commercial Mortgage Securities Trust
2017-C7, 0.83% (WAC) due 10/15/50◊,11	125,529,503	3,504,206
2016-C4, 3.64% (WAC) due 12/15/49◊	2,650,000	2,279,007
2016-C4, 0.75% (WAC) due 12/15/49◊,11	81,278,791	1,784,980
2016-C2, 1.49% (WAC) due 06/15/49◊,11	23,330,649	799,261
2017-C5, 0.89% (WAC) due 03/15/50◊,11	7,540,232	191,578
DBGS Mortgage Trust
2018-C1, 4.63% (WAC) due 10/15/51◊	7,588,000	6,843,700
COMM Mortgage Trust
2018-COR3, 0.43% (WAC) due 05/10/51◊,11	195,915,434	3,611,623
2015-CR26, 0.90% (WAC) due 10/10/48◊,11	76,232,581	1,319,616
2015-CR24, 0.69% (WAC) due 08/10/48◊,11	39,263,226	506,594
2015-CR23, 0.86% (WAC) due 05/10/48◊,11	35,611,940	486,787
2015-CR27, 0.91% (WAC) due 10/10/48◊,11	25,326,356	461,730
2013-CR13, 0.72% (WAC) due 11/10/46◊,11	34,308,920	111,881
2014-LC15, 1.05% (WAC) due 04/10/47◊,11	8,900,914	53,021
KKR Industrial Portfolio Trust
2021-KDIP, 6.49% (1 Month Term SOFR + 1.66%, Rate Floor: 1.66%) due 12/15/37◊,4	6,562,500	6,101,087
BANK
2020-BN25, 0.44% (WAC) due 01/15/63◊,11	140,000,000	3,517,108
2017-BNK6, 0.77% (WAC) due 07/15/60◊,11	39,259,524	985,045
2017-BNK4, 1.34% (WAC) due 05/15/50◊,11	10,745,805	449,949
CSAIL Commercial Mortgage Trust
2019-C15, 1.03% (WAC) due 03/15/52◊,11	94,306,088	3,946,125
2015-C1, 0.81% (WAC) due 04/15/50◊,11	49,508,985	510,596
2016-C6, 1.86% (WAC) due 01/15/49◊,11	4,849,118	210,103
UBS Commercial Mortgage Trust
2017-C2, 1.07% (WAC) due 08/15/50◊,11	39,070,659	1,430,400
2017-C5, 1.07% (WAC) due 11/15/50◊,11	42,251,826	1,328,300
CD Mortgage Trust
2017-CD6, 0.88% (WAC) due 11/13/50◊,11	40,811,115	1,087,677
2016-CD1, 1.37% (WAC) due 08/10/49◊,11	29,272,785	968,051

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 55

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
TOTAL RETURN BOND FUND

	Face Amount~	Value
2016-CD2, 0.56% (WAC) due 11/10/49◊,11	29,714,171	$452,152
BBCMS Mortgage Trust
2018-C2, 0.76% (WAC) due 12/15/51◊,11	57,357,670	1,917,742
CD Commercial Mortgage Trust
2017-CD4, 1.23% (WAC) due 05/10/50◊,11	25,690,003	984,598
2017-CD3, 0.97% (WAC) due 02/10/50◊,11	31,945,175	909,390
CGMS Commercial Mortgage Trust
2017-B1, 0.74% (WAC) due 08/15/50◊,11	59,270,020	1,561,089
JPMCC Commercial Mortgage Securities Trust
2017-JP6, 1.02% (WAC) due 07/15/50◊,11	47,777,696	1,452,791
JPMBB Commercial Mortgage Securities Trust
2015-C27, 1.13% (WAC) due 02/15/48◊,11	65,471,455	1,048,257
2013-C12, 0.34% (WAC) due 07/15/45◊,11	16,949,656	170
Morgan Stanley Bank of America Merrill Lynch Trust
2015-C27, 0.87% (WAC) due 12/15/47◊,11	63,825,082	970,684
CFCRE Commercial Mortgage Trust
2016-C3, 0.98% (WAC) due 01/10/48◊,11	43,310,725	967,224
Citigroup Commercial Mortgage Trust 2015-GC35
2015-GC35, 4.35% (WAC) due 11/10/48◊	810,679	730,933
Bank of America Merrill Lynch Commercial Mortgage Trust
2017-BNK3, 1.01% (WAC) due 02/15/50◊,11	21,201,423	662,939
2016-UB10, 1.74% (WAC) due 07/15/49◊,11	1,579,038	62,371
DBJPM Mortgage Trust
2017-C6, 0.91% (WAC) due 06/10/50◊,11	20,387,674	567,660
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18
2014-C18, 4.00% due 08/15/31	525,365	476,260
Morgan Stanley Capital I Trust
2016-UBS9, 4.60% (WAC) due 03/15/49◊	275,000	244,629
SG Commercial Mortgage Securities Trust
2016-C5, 1.88% (WAC) due 10/10/48◊,11	5,107,627	212,965
Total Commercial Mortgage-Backed Securities		328,837,510

56 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
TOTAL RETURN BOND FUND

	Face Amount~		Value
Military Housing - 1.0%
Freddie Mac Military Housing Bonds Resecuritization Trust Certificates
2015-R1, 4.66% (WAC) due 11/25/55◊,†††,4		112,147,021	$100,702,104
2015-R1, 4.44% (WAC) due 11/25/52◊,†††,4		21,260,213	19,021,845
2015-R1, 4.32% (WAC) due 10/25/52◊,†††,4		13,315,755	11,399,651
Capmark Military Housing Trust
2006-RILY, 6.15% due 07/10/51†††,4		12,615,797	12,195,225
2007-AETC, 5.75% due 02/10/52†††,4		7,177,306	6,956,824
2006-RILY, 5.13% (1 Month USD LIBOR + 0.37%, Rate Floor: 0.37%) due 07/10/51◊,†††,4		6,788,823	4,414,746
2007-ROBS, 6.06% due 10/10/52†††,4		4,539,240	4,379,458
2007-AET2, 6.06% due 10/10/52†††,4		2,981,983	2,973,555
GMAC Commercial Mortgage Asset Corp.
2007-HCKM, 6.11% due 08/10/52†††,4		21,546,868	21,858,672
2005-DRUM, 5.47% due 05/10/50†††,4		4,375,242	3,980,269
2005-BLIS, 5.25% due 07/10/50†††,4		2,500,000	2,252,035
Freddie Mac Military Housing Bonds Resecuritization Trust Certificates
2015-R1, 0.70% (WAC) due 11/25/55◊,4,11		168,522,141	10,883,632
Total Military Housing			201,018,016

Total Collateralized Mortgage Obligations
(Cost $4,126,252,707)			3,729,231,202

SENIOR FLOATING RATE INTERESTS††,◊ - 3.7%
Consumer, Cyclical - 1.0%
MB2 Dental Solutions LLC
10.91% (1 Month Term SOFR + 6.00%, Rate Floor: 7.00%) due 01/29/27†††		76,328,505	75,043,020
Zephyr Bidco Ltd.
8.71% (1 Month GBP SONIA + 4.75%, Rate Floor: 4.75%) due 07/23/25	GBP	23,950,000	27,491,221
Packers Holdings LLC
8.09% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 03/09/28		29,235,500	26,366,913
Pacific Bells LLC
9.66% (3 Month Term SOFR + 4.50%, Rate Floor: 5.00%) due 11/10/28		14,003,289	13,443,157
BCP V Modular Services Holdings IV Ltd.
7.52% (3 Month EURIBOR + 4.50%, Rate Floor: 4.50%) due 12/15/28	EUR	11,600,000	11,865,679

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 57

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
TOTAL RETURN BOND FUND

	Face Amount~		Value
Adevinta ASA
6.02% (3 Month EURIBOR + 3.00%, Rate Floor: 3.00%) due 06/26/28	EUR	8,983,333	$9,625,919
New Trojan Parent, Inc.
7.97% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.75%) due 01/06/28		13,804,125	9,326,481
Flamingo
6.53% (3 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 03/27/28	EUR	7,554,688	7,453,134
Verisure Holding AB
6.26% (3 Month EURIBOR + 3.25%, Rate Floor: 3.25%) due 03/27/28	EUR	5,553,721	5,765,036
SP PF Buyer LLC
9.34% (1 Month USD LIBOR + 4.50%, Rate Floor: 4.50%) due 12/22/25		3,440,599	2,091,884
Rent-A-Center, Inc.
8.13% (3 Month USD LIBOR + 3.25%, Rate Floor: 3.75%) due 02/17/28		466,164	460,337
Total Consumer, Cyclical			188,932,781

Consumer, Non-cyclical - 0.9%
Bombardier Recreational Products, Inc.
6.91% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 05/24/27		30,313,131	29,422,835
Quirch Foods Holdings LLC
9.68% (1 Month Term SOFR + 4.50%, Rate Floor: 5.50%) due 10/27/27		28,891,671	26,544,223
PetIQ LLC
8.96% (1 Month USD LIBOR + 4.25%, Rate Floor: 4.75%) due 04/13/28†††		27,838,189	25,332,752
Mission Veterinary Partners
8.84% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 04/27/28		19,010,500	17,489,660
Sigma Holding BV (Flora Food)
6.24% (6 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 07/02/25	EUR	17,000,000	17,220,223
Southern Veterinary Partners LLC
8.84% (1 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 10/05/27		15,762,630	15,158,449
Women’s Care Holdings, Inc.
9.33% (3 Month USD LIBOR + 4.50%, Rate Floor: 5.25%) due 01/17/28		15,796,102	14,690,375
Nidda Healthcare Holding GmbH
6.18% (3 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 08/21/26	EUR	12,766,306	13,075,595

58 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
TOTAL RETURN BOND FUND

	Face Amount~		Value
Blue Ribbon LLC
10.66% (1 Month USD LIBOR + 6.00%, Rate Floor: 6.75%) due 05/08/28		13,736,250	$10,096,144
Confluent Health LLC
8.84% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.50%) due 11/30/28		7,616,819	6,150,581
8.84% (Commercial Prime Lending Rate + 3.00%, Rate Floor: 4.50%) due 11/30/28		1,654,867	1,336,305
HAH Group Holding Co. LLC
9.91% (1 Month Term SOFR + 5.00%, Rate Floor: 5.00%) due 10/29/27		4,510,485	4,375,170
IQVIA, Inc.
5.02% (3 Month EURIBOR + 2.00%, Rate Floor: 2.00%) due 03/07/24	EUR	1,835,451	1,979,866
Elanco Animal Health, Inc.
6.41% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 08/02/27		1,715,594	1,675,775
Spectrum Brands, Inc.
6.96% (3 Month USD LIBOR + 2.00%, Rate Floor: 2.50%) due 03/03/28		1,323,333	1,309,543
Total Consumer, Non-cyclical			185,857,496

Industrial - 0.6%
United Airlines, Inc.
8.57% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 04/21/28		40,278,000	39,925,567
Mileage Plus Holdings LLC
10.21% (3 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 06/21/27		26,371,560	27,330,958
Merlin Buyer, Inc.
8.81% (1 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 12/14/28		13,370,633	12,802,381
CapStone Acquisition Holdings, Inc.
9.66% (1 Month Term SOFR + 4.75%, Rate Floor: 4.75%) due 11/12/27		8,617,286	8,531,114
American Bath Group LLC
8.41% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 11/23/27		8,765,044	7,747,685
Air Canada
8.37% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.25%) due 08/11/28		4,375,048	4,357,286
Dispatch Terra Acquisition LLC
9.30% (3 Month Term SOFR + 4.25%, Rate Floor: 5.00%) due 03/27/28		3,825,508	3,433,393

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 59

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
TOTAL RETURN BOND FUND

	Face Amount~		Value
Filtration Group Corp.
6.41% (1 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 03/31/25	EUR	2,694,275	$2,893,926
YAK MAT (YAK ACCESS LLC)
due 07/10/26[8]		7,240,000	386,109
API Heat Transfer
14.67% (3 Month USD LIBOR — 0.00%) (in-kind rate was 14.67%) due 01/01/24†††,14		63,657	33,102
14.67% (3 Month USD LIBOR — 0.00%) (in-kind rate was 14.67%) due 10/02/23†††,14		10,599	9,009
Total Industrial			107,450,530

Technology - 0.5%
Datix Bidco Ltd.
6.69% (6 Month GBP SONIA + 4.50%, Rate Floor: 4.50%) due 04/28/25†††	GBP	45,800,000	55,277,323
RLDatix
8.95% (6 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 04/28/25†††		19,781,561	19,352,301
Team.Blue Finco SARL
6.72% (3 Month EURIBOR + 3.70%, Rate Floor: 3.70%) due 03/30/28	EUR	8,326,798	8,537,294
Aston FinCo SARL
8.95% (1 Month GBP SONIA + 4.75%, Rate Floor: 4.75%) due 10/09/26	GBP	5,698,863	6,485,807
Aston FinCo SARL
9.09% (1 Month USD LIBOR + 4.25%, Rate Floor: 4.25%) due 10/09/26†††		747,423	624,099
Emerald TopCo, Inc. (Press Ganey)
8.34% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 07/24/26		460,445	429,079
Dun & Bradstreet
8.10% (1 Month USD LIBOR + 5.00%, Rate Floor: 5.00%) due 02/06/26		152,930	152,484
Total Technology			90,858,387

Financial - 0.3%
Higginbotham Insurance Agency, Inc.
10.09% (1 Month USD LIBOR + 5.25%, Rate Floor: 6.00%) due 11/25/26†††		30,990,569	30,618,682
Jane Street Group LLC
7.59% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 01/26/28		15,698,186	15,415,619
HighTower Holding LLC
8.82% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 04/21/28		8,481,258	7,993,586

60 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
TOTAL RETURN BOND FUND

	Face Amount~		Value
Jones Deslauriers Insurance Management, Inc.
9.27% (3 Month Canada Banker Acceptance + 4.25%, Rate Floor: 5.00%) due 03/27/28	CAD	4,761,917	$3,458,339
Total Financial			57,486,226

Basic Materials - 0.2%
INEOS Ltd.
5.66% (1 Month EURIBOR + 2.75%, Rate Floor: 2.75%) due 01/29/26	EUR	31,100,000	32,404,466
Trinseo Materials Operating S.C.A.
7.34% (1 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 05/03/28		10,905,750	9,772,315
GrafTech Finance, Inc.
7.84% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.50%) due 02/12/25†††		3,640,280	3,622,079
Total Basic Materials			45,798,860

Communications - 0.1%
Syndigo LLC
9.28% (1 Month USD LIBOR + 4.50%, Rate Floor: 5.25%) due 12/15/27		20,282,478	13,953,582
Xplornet Communications, Inc.
8.84% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.50%) due 10/02/28		5,997,380	4,820,394
Radiate Holdco LLC
8.09% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.00%) due 09/25/26		2,434,920	1,983,584
Zayo Group Holdings, Inc.
7.84% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 03/09/27		1,652,094	1,337,635
Total Communications			22,095,195

Energy - 0.1%
ITT Holdings LLC
7.67% (1 Month Term SOFR + 2.75%, Rate Floor: 3.25%) due 07/10/28		13,241,355	12,844,115
Venture Global Calcasieu Pass LLC
7.47% (1 Month USD LIBOR + 2.63%, Rate Floor: 2.63%) due 08/19/26†††		6,763,635	6,704,453
Total Energy			19,548,568

Utilities - 0.0%
Hamilton Projects Acquiror LLC
9.66% (3 Month USD LIBOR + 4.50%, Rate Floor: 5.25%) due 06/17/27		4,638,985	4,591,760
Total Senior Floating Rate Interests
(Cost $786,834,686)			722,619,803

FEDERAL AGENCY BONDS†† - 1.1%
Tennessee Valley Authority
4.25% due 09/15/65		138,205,000	128,393,689
4.63% due 09/15/60		42,436,000	42,070,838
5.38% due 04/01/56		9,283,000	10,372,490
due 09/15/53[9,11]		1,612,000	391,319
due 09/15/55[9,11]		1,612,000	353,197

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 61

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
TOTAL RETURN BOND FUND

	Face Amount~	Value
due 09/15/56[9,11]	1,612,000	$335,954
due 03/15/57[9,11]	1,612,000	328,171
due 09/15/57[9,11]	1,612,000	320,567
due 09/15/58[9,11]	1,612,000	305,885
due 03/15/59[9,11]	1,612,000	298,797
due 09/15/59[9,11]	1,612,000	291,875
due 09/15/60[9,11]	1,612,000	278,507
due 09/15/54[9,11]	1,020,000	236,361
due 03/15/61[9,11]	1,020,000	172,782
due 09/15/61[9,11]	1,020,000	168,788
due 09/15/62[9,11]	1,020,000	160,453
due 03/15/63[9,11]	1,020,000	156,735
due 09/15/63[9,11]	1,020,000	153,104
due 09/15/64[9,11]	1,020,000	146,092
due 03/15/65[9,11]	1,020,000	145,661
due 09/15/65[9,11]	1,020,000	141,732
Tennessee Valley Authority Principal Strips
due 01/15/48[9,10]	38,804,000	12,199,978
due 12/15/42[9,10]	23,785,000	9,499,325
due 01/15/38[9,10]	15,800,000	8,015,356
due 09/15/65[9,10]	3,500,000	486,336
due 09/15/39[9,10]	570,000	267,003
due 04/01/56[9,10]	540,000	115,341
Federal Farm Credit Bank
3.00% due 03/08/32	4,100,000	3,697,450
2.04% due 12/22/45	2,870,000	1,766,849
3.11% due 08/05/48	1,500,000	1,174,424
2.43% due 01/29/37	720,000	576,820
2.90% due 12/09/41	720,000	548,366
2.84% due 06/01/46	720,000	508,560
1.99% due 07/30/40	300,000	202,355
2.60% due 09/06/39	250,000	187,478
2.59% due 12/30/41	180,000	131,445
2.74% due 11/01/39	144,000	110,228
2.59% due 08/24/46	140,000	94,711
3.67% due 02/26/44	70,000	61,484
Freddie Mac
2.05% due 08/19/50	2,010,000	1,160,807
2.02% due 10/05/45	720,000	444,634
2.25% due 09/15/50	360,000	218,525
Federal Home Loan Bank
2.45% due 08/16/41	540,000	382,825
3.63% due 06/22/43	350,000	306,617
Total Federal Agency Bonds
(Cost $326,506,138)		227,379,914
MUNICIPAL BONDS†† - 0.8%
New York - 0.3%
Westchester County Local Development Corp. Revenue Bonds
3.85% due 11/01/50	40,185,000	29,379,201
Port Authority of New York & New Jersey Revenue Bonds
3.14% due 02/15/51	23,045,000	17,783,568
Total New York		47,162,769

California - 0.2%
California Statewide Communities Development Authority Revenue Bonds
7.14% due 08/15/47	10,500,000	11,438,143
California Public Finance Authority Revenue Bonds
3.07% due 10/15/40	8,000,000	5,982,260
2.55% due 01/01/40	3,600,000	2,706,551
Oakland Unified School District/Alameda County General Obligation Unlimited
2.87% due 08/01/35	7,405,000	6,020,793
3.12% due 08/01/40	600,000	468,021
San Mateo Foster City School District General Obligation Unlimited
3.06% due 08/01/44	6,125,000	4,627,956
California State University Revenue Bonds
2.98% due 11/01/51	5,000,000	3,559,057

62 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
TOTAL RETURN BOND FUND

	Face Amount~	Value
Oakland Redevelopment Agency Successor Agency Tax Allocation
4.00% due 09/01/39	1,100,000	$970,718
Hillsborough City School District General Obligation Unlimited
due 09/01/37[9]	1,000,000	483,158
due 09/01/39[9]	1,000,000	430,242
Total California		36,686,899

Texas - 0.2%
Dallas Fort Worth International Airport Revenue Bonds
3.09% due 11/01/40	13,800,000	10,986,172
City of San Antonio Texas Electric & Gas Systems Revenue Bonds
2.91% due 02/01/48	10,500,000	7,628,375
Central Texas Turnpike System Revenue Bonds
3.03% due 08/15/41	3,150,000	2,348,162
Central Texas Regional Mobility Authority Revenue Bonds
3.17% due 01/01/41	3,000,000	2,269,448
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds
3.42% due 09/01/50	2,500,000	1,805,401
Harris County Cultural Education Facilities Finance Corp. Revenue Bonds
3.34% due 11/15/37	1,500,000	1,244,828
Dallas/Fort Worth International Airport Revenue Bonds
2.92% due 11/01/50	1,300,000	945,218
Grand Parkway Transportation Corp. Revenue Bonds
3.31% due 10/01/49	1,000,000	731,396
Total Texas		27,959,000

Illinois - 0.0%
State of Illinois General Obligation Unlimited
5.65% due 12/01/38	5,200,000	5,346,890
6.63% due 02/01/35	1,820,000	1,977,804
City of Chicago Illinois General Obligation Unlimited
6.31% due 01/01/44	4,500,000	4,801,477
Total Illinois		12,126,171

Mississippi - 0.1%
Medical Center Educational Building Corp. Revenue Bonds
2.92% due 06/01/41	11,800,000	8,986,300

Alabama - 0.0%
Auburn University Revenue Bonds
2.68% due 06/01/50	6,500,000	4,361,084

North Carolina - 0.0%
Inlivian Revenue Bonds
3.02% due 01/01/38	4,125,000	3,548,523

Ohio - 0.0%
County of Franklin Ohio Revenue Bonds
2.88% due 11/01/50	4,000,000	2,551,244

Washington - 0.0%
Central Washington University Revenue Bonds
6.95% due 05/01/40	1,750,000	2,033,987

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 63

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
TOTAL RETURN BOND FUND

	Face Amount~	Value
Arizona - 0.0%
Northern Arizona University Revenue Bonds
3.09% due 08/01/39	2,350,000	$1,885,893

Oklahoma - 0.0%
Tulsa Airports Improvement Trust Revenue Bonds
3.10% due 06/01/45	1,000,000	739,933
Oklahoma Development Finance Authority Revenue Bonds
4.65% due 08/15/30	450,000	419,087
Total Oklahoma		1,159,020

Idaho - 0.0%
Boise State University Revenue Bonds
3.06% due 04/01/40	250,000	193,386
Total Municipal Bonds
(Cost $189,193,257)		148,654,276

FOREIGN GOVERNMENT DEBT†† - 0.1%
Panama Government International Bond
4.50% due 04/16/50	22,700,000	17,249,487
Bermuda Government International Bond
3.38% due 08/20/50[4]	8,400,000	5,972,738
Total Foreign Government Debt
(Cost $33,787,413)		23,222,225

SENIOR FIXED RATE INTERESTS††† - 0.0%
Industrial - 0.0%
CTL Logistics
2.65% due 10/10/42	6,939,462	5,428,393
Total Senior Fixed Rate Interests
(Cost $6,939,462)		5,428,393

	Contracts/ Notional Value	Value
OTC OPTIONS PURCHASED†† - 0.0%
Call Options on:
Interest Rate Options
Morgan Stanley Capital Services LLC 10Y-2Y SOFR CMS CAP Expiring June 2024 with strike price of $0.10	USD 510,300,000	$1,743,613
Barclays Bank plc 10Y-2Y SOFR CMS CAP Expiring June 2024 with strike price of $0.10	USD 506,250,000	1,729,775
Morgan Stanley Capital Services LLC 10Y-2Y SOFR CMS CAP Expiring December 2023 with strike price of $0.10	USD 510,300,000	1,506,171
Barclays Bank plc 10Y-2Y SOFR CMS CAP Expiring December 2023 with strike price of $0.20	USD 508,900,000	1,502,039
Bank of America, N.A. 10Y-2Y SOFR CMS CAP Expiring June 2024 with strike price of $0.10	USD 253,750,000	867,023
Bank of America, N.A. 10Y-2Y SOFR CMS CAP Expiring June 2023 with strike price of $0.20	USD 251,100,000	741,132
Goldman Sachs International 10Y-2Y SOFR CMS CAP Expiring June 2024 with strike price of $0.10	USD 207,200,000	707,969

64 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
TOTAL RETURN BOND FUND

	Contracts/ Notional Value	Value
Goldman Sachs International 10Y-2Y SOFR CMS CAP Expiring December 2023 with strike price of $0.20	USD 207,200,000	$611,559
Total Interest Rate Options		9,409,281

Total OTC Options Purchased
(Cost $12,606,709)		9,409,281

Total Investments - 104.3%
(Cost $23,081,935,816)		$20,615,042,591

OTC INTEREST RATE SWAPTIONS WRITTEN††,15 - (0.0)%
Put Swaptions on:
Interest Rate Swaptions
Morgan Stanley Capital Services LLC 5-Year Interest Rate Swap Expiring June 2023 with exercise rate of 3.60%	USD 347,930,000	$(2,592,079)
Total Interest Rate Swaptions		(2,592,079)

Total OTC Interest Rate Swaptions Written
(Premiums received $2,592,079)		(2,592,079)
Other Assets & Liabilities, net - (4.3)%		(850,018,805)
Total Net Assets - 100.0%		$19,762,431,707

Centrally Cleared Credit Default Swap Agreements Protection Purchased††
Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date
BofA Securities, Inc.	ICE	ITRAXX.EUR.38.V1	1.00%	Quarterly	12/20/27
BofA Securities, Inc.	ICE	CDX.NA.HY.40.V1	5.00%	Quarterly	06/20/28

Notional Amount~		Value	Upfront Premiums Paid (Received)	Unrealized Depreciation**
EUR	216,100,000	$(2,184,983)	$(1,895,695)	$(289,288)
196,300,000		(2,983,760)	899,277	(3,883,037)
		$(5,168,743)	$(996,418)	$(4,172,325)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 65

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
TOTAL RETURN BOND FUND

Centrally Cleared Interest Rate Swap Agreements††
Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	3.40%	Annually	04/04/28
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	2.78%	Annually	07/18/27

Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Depreciation**
$900,000,000	$—	$4,348	$(4,348)
1,803,000,000	(48,554,393)	7,169	(48,561,562)
	$(48,554,393)	$11,517	$(48,565,910)

Forward Foreign Currency Exchange Contracts††
Counterparty	Currency	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation (Depreciation)
UBS AG	CAD	Buy	7,000,000	5,097,768 USD	04/17/23	$84,135
JPMorgan Chase Bank, N.A.	EUR	Buy	1,350,000	1,435,054 USD	04/17/23	30,705
Barclays Bank plc	GBP	Buy	200,000	246,897 USD	04/17/23	(89)
Citibank, N.A.	EUR	Sell	1,032,000	1,124,392 USD	06/30/23	(928)
Citibank, N.A.	EUR	Sell	2,700,000	2,929,260 USD	04/17/23	(2,257)
Morgan Stanley Capital Services LLC	CAD	Sell	11,829,000	8,649,839 USD	04/17/23	(106,837)
Barclays Bank plc	GBP	Sell	78,675,000	95,882,796 USD	04/17/23	(1,205,219)
Barclays Bank plc	EUR	Sell	187,805,000	202,007,753 USD	04/17/23	(1,901,013)
						$(3,101,503)

OTC Interest Rate Swaptions Written

Counterparty/ Description	Floating Rate Type	Floating Rate Index	Payment Frequency	Fixed Rate	Expiration Date	Exercise Rate	Swaption Notional Amount	Swaption Value
Put
Morgan Stanley Capital Services LLC 5-Year Interest Rate Swap	Pay	SOFR	Annual	3.60%	06/30/23	3.60%	$347,930,000	$(2,592,079)

66 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
TOTAL RETURN BOND FUND

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 4.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
◊

Variable rate security. Rate indicated is the rate effective at March 31, 2023. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

[1]	Special Purpose Acquisition Company (SPAC).
[2]	Affiliated issuer.
[3]	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
[4]

Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $7,907,423,778 (cost $8,821,654,214), or 40.0% of total net assets.

[5]	Rate indicated is the 7-day yield as of March 31, 2023.
[6]	Perpetual maturity.
[7]

Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $389,706,638 (cost $408,714,805), or 2.0% of total net assets — See Note 10.

[8]	Security is in default of interest and/or principal obligations.
[9]	Zero coupon rate security.
[10]	Security is a principal-only strip.
[11]	Security is an interest-only strip.
[12]	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
[13]

Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at March 31, 2023. See table below for additional step information for each security.

14 15	Payment-in-kind security. Swaptions — See additional disclosure in the swaptions table above for more information on swaptions.
[16]	Security is unsettled at period end and does not have a stated effective rate.
BofA — Bank of America
CAD — Canadian Dollar
CDX.NA.HY.40.V1 — Credit Default Swap North American High Yield Series 40 Index Version 1
CME — Chicago Mercantile Exchange
CMS — Constant Maturity Swap
CMT — Constant Maturity Treasury
EUR — Euro
EURIBOR — European Interbank Offered Rate
GBP — British Pound
ICE — Intercontinental Exchange
ITRAXX.EUR.38.V1 — iTraxx Europe Series 38 Index Version 1
LIBOR — London Interbank Offered Rate
plc — Public Limited Company

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 67

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
TOTAL RETURN BOND FUND

REMIC — Real Estate Mortgage Investment Conduit
REIT — Real Estate Investment Trust
SARL — Société à Responsabilité Limitée
SOFR — Secured Overnight Financing Rate
SONIA — Sterling Overnight Index Average
WAC — Weighted Average Coupon

See Sector Classification in Other Information section.

68 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
TOTAL RETURN BOND FUND

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2023 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$30,381,201	$—	$1,749		$30,382,950
Preferred Stocks	—	789,487,916	—	*	789,487,916
Warrants	133,353	—	103		133,456
Exchange-Traded Funds	2,488,147	—	—		2,488,147
Mutual Funds	69,534,739	—	—		69,534,739
Money Market Fund	294,468,227	—	—		294,468,227
Corporate Bonds	—	4,849,388,110	362,898,121		5,212,286,231
U.S. Government Securities	—	4,859,631,212	—		4,859,631,212
Asset-Backed Securities	—	4,009,462,617	481,222,002		4,490,684,619
Collateralized Mortgage Obligations	—	3,372,770,295	356,460,907		3,729,231,202
Senior Floating Rate Interests	—	506,002,983	216,616,820		722,619,803
Federal Agency Bonds	—	227,379,914	—		227,379,914
Municipal Bonds	—	148,654,276	—		148,654,276
Foreign Government Debt	—	23,222,225	—		23,222,225
Senior Fixed Rate Interests	—	—	5,428,393		5,428,393
Options Purchased	—	9,409,281	—		9,409,281
Forward Foreign Currency Exchange Contracts**	—	114,840	—		114,840
Total Assets	$397,005,667	$18,795,523,669	$1,422,628,095		$20,615,157,431

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Interest Rate Swaptions Written	$—	$2,592,079	$—	$2,592,079
Credit Default Swap Agreements**	—	4,172,325	—	4,172,325
Interest Rate Swap Agreements**	—	48,565,910	—	48,565,910
Forward Foreign Currency Exchange Contracts**	—	3,216,343	—	3,216,343
Unfunded Loan Commitments (Note 9)	—	—	199,312	199,312
Total Liabilities	$—	$58,546,657	$199,312	$58,745,969

*	Security has a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 69

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
TOTAL RETURN BOND FUND

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at March 31, 2023	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average*
Assets:
Asset-Backed Securities	$284,857,127	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Asset-Backed Securities	150,368,930	Yield Analysis	Yield	3.8%-8.3%	6.3%
Asset-Backed Securities	26,753,682	Third Party Pricing	Broker Quote	—	—
Asset-Backed Securities	19,242,263	Third Party Pricing	Vendor Price	—	—
Collateralized Mortgage Obligations	131,123,600	Yield Analysis	Yield	6.1%-6.5%	6.3%
Collateralized Mortgage Obligations	114,183,598	Model Price	Market Comparable Yields	7.6%	—
Collateralized Mortgage Obligations	59,010,784	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Collateralized Mortgage Obligations	52,142,925	Third Party Pricing	Vendor Price	—	—
Common Stocks	938	Model Price	Liquidation Value	—	—
Common Stocks	811	Enterprise Value	Valuation Multiple	2.7x-9.5x	3.8x
Corporate Bonds	199,125,264	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Corporate Bonds	82,027,220	Third Party Pricing	Vendor Price	—	—
Corporate Bonds	81,030,692	Yield Analysis	Yield	5.8%-6.7%	6.2%
Corporate Bonds	714,945	Model Price	Purchase Price	—	—
Senior Fixed Rate Interests	5,428,393	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Senior Floating Rate Interests	180,291,326	Yield Analysis	Yield	10.6%-11.4%	11.0%
Senior Floating Rate Interests	36,283,383	Third Party Pricing	Broker Quote	—	—
Senior Floating Rate Interests	42,111	Model Price	Purchase Price	—	—
Warrants	103	Model Price	Liquidation Value	—	—
Total Assets	$1,422,628,095
Liabilities:
Unfunded Loan Commitments	$199,312	Model Price	Purchase Price	—	—

*	Inputs are weighted by the fair value of the instruments.

Significant changes in a quote, yield, market comparable yields, liquidation value or valuation multiple would generally result in significant changes in the fair value of the security. Any remaining Level 3 securities held by the Fund and excluded from the table above, were not considered material to the Fund.

70 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
TOTAL RETURN BOND FUND

The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended March 31, 2023, the Fund had securities with a total value of $217,396,998 transfer into Level 3 from Level 2 due to a lack of observable inputs and had securities with a total value of $84,312,382 transfer out of Level 3 into Level 2 due to the availability of current and reliable market-based data provided by a third-party pricing service which utilizes significant observable inputs.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended March 31, 2023:

	Assets
	Asset-Backed Securities	Collateralized Mortgage Obligations	Corporate Bonds	Senior Floating Rate Interests
Beginning Balance	$529,446,053	$179,915,422	$465,953,250	$332,581,132
Purchases/(Receipts)	141,503,510	53,450,000	—	6,999,121
(Sales, maturities and paydowns)/Fundings	(200,836,567)	(13,812,470)	(198,531,724)	(46,762,337)
Amortization of premiums/discounts	467,824	(13,413)	(10,103)	1,147,501
Total realized gains (losses) included in earnings	(13,491,235)	(2,125,152)	(36,845,771)	(2,355,074)
Total change in unrealized appreciation (depreciation) included in earnings	24,132,568	7,922,920	50,305,249	5,072,530
Transfers into Level 3	—	131,123,600	82,027,220	4,246,178
Transfers out of Level 3	(151)	—	—	(84,312,231)
Ending Balance	$481,222,002	$356,460,907	$362,898,121	$216,616,820
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at March 31, 2023	$3,014,231	$5,946,681	$10,106,997	$4,852,523

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 71

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
TOTAL RETURN BOND FUND

	Assets				Liabilities
	Warrants	Common Stocks	Senior Fixed Rate Interests	Total Assets	Unfunded Loan Commitments
Beginning Balance	$103	$1,382	$5,402,287	$1,513,299,629	$(1,043,263)
Purchases/(Receipts)	—	6	—	201,952,637	(923)
(Sales, maturities and paydowns)/Fundings	—	—	(112,009)	(460,055,107)	256,578
Amortization of premiums/discounts	—	—	—	1,591,809	—
Total realized gains (losses) included in earnings	—	—	—	(54,817,232)	(157,707)
Total change in unrealized appreciation (depreciation) included in earnings	—	361	138,115	87,571,743	746,003
Transfers into Level 3	—	—	—	217,396,998	—
Transfers out of Level 3	—	—	—	(84,312,382)	—
Ending Balance	$103	$1,749	$5,428,393	$1,422,628,095	$(199,312)
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at March 31, 2023	$—	$361	$138,115	$24,058,908	$119,668

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate	Future Reset Date
Angel Oak Mortgage Trust 2023-1, 4.75% due 09/26/67	5.75%	01/01/27	—	—
Angel Oak Mortgage Trust 2023-1 2023-1, 4.75% due 09/26/67	5.75%	01/01/27	—	—
BRAVO Residential Funding Trust 2022-R1, 3.13% due 01/29/70	6.13%	01/30/25	—	—
BRAVO Residential Funding Trust 2021-C, 1.62% due 03/01/61	4.62%	09/25/24	5.62%	09/26/25
BRAVO Residential Funding Trust 2023-NQM2 2023-NQM2, 4.50% due 05/25/62	5.50%	02/01/27	—	—
BRAVO Residential Funding Trust 2023-NQM2 2023-NQM2, 4.50% due 05/25/62	5.50%	02/01/27	—	—
BRAVO Residential Funding Trust 2023-NQM2 2023-NQM2, 4.50% due 05/25/62	5.50%	02/01/27	—	—
Citigroup Mortgage Loan Trust 2022-A, 6.17% due 09/25/62	9.17%	09/25/25	10.17%	09/25/26

72 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
TOTAL RETURN BOND FUND

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate	Future Reset Date
GCAT 2023-NQM2 Trust 2023-NQM2, 6.24% due 11/25/67	7.24%	01/01/27	—	—
GCAT Trust 2022-NQM5, 5.71% due 08/25/67	6.71%	10/01/26	—	—
GCAT Trust 2022-NQM5, 5.71% due 08/25/67	6.71%	10/01/26	—	—
Legacy Mortgage Asset Trust 2021-GS2, 1.75% due 04/25/61	4.75%	04/25/24	5.75%	04/25/25
Legacy Mortgage Asset Trust 2021-GS3, 1.75% due 07/25/61	4.75%	05/25/24	5.75%	05/25/25
Legacy Mortgage Asset Trust 2021-GS5, 2.25% due 07/25/67	5.25%	11/25/24	6.25%	11/25/25
NYMT Loan Trust 2022-SP1, 5.25% due 07/25/62	8.25%	07/01/25	9.25%	07/01/26
OBX 2023-NQM2 Trust 2023-NQM2, 6.72% due 01/25/62	7.72%	02/01/27	—	—
OBX Trust 2023-NQM2, 6.32% due 01/25/62	7.32%	02/01/27	—	—
OBX Trust 2022-NQM8, 6.10% due 09/25/62	7.10%	10/01/26	—	—
OBX Trust 2022-NQM9, 6.45% due 09/25/62	7.45%	11/01/26	—	—
OSAT Trust 2021-RPL1, 2.12% due 05/25/65	5.12%	06/25/24	6.12%	06/25/25
PRPM LLC 2022-1, 3.72% due 02/25/27	6.72%	02/25/25	7.72%	02/25/26
PRPM LLC 2021-5, 1.79% due 06/25/26	4.79%	06/25/24	5.79%	06/25/25
Verus Securitization Trust 2022-8, 6.13% due 09/25/67	7.13%	10/01/26	—	—
Verus Securitization Trust 2022-8, 6.13% due 09/25/67	7.13%	10/01/26	—	—

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 73

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	March 31, 2023
TOTAL RETURN BOND FUND

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles’ annual report on Form N-CSR dated September 30, 2022, is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at
https://www.sec.gov/Archives/edgar/data/1601445/000182126822000340/gug84768.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended March 31, 2023, in which the company is an affiliated issuer, were as follows:

Security Name	Value 09/30/22	Additions	Reductions	Realized Gain (Loss)
Common Stocks
BP Holdco LLC *	$323	$—	$—	$—
Mutual Funds
Guggenheim Strategy Fund II	26,646,371	656,799	—	—
Guggenheim Strategy Fund III	14,383,324	364,797	—	—
Guggenheim Ultra Short Duration Fund — Institutional Class	26,156,766	588,077	—	—
	$67,186,784	$1,609,673	$—	$—

Security Name	Change in Unrealized Appreciation (Depreciation)	Value 03/31/23	Shares 03/31/23	Investment Income
Common Stocks
BP Holdco LLC *	$361	$684	532	$—
Mutual Funds
Guggenheim Strategy Fund II	269,692	27,572,862	1,138,904	654,828
Guggenheim Strategy Fund III	139,533	14,887,654	613,924	364,184
Guggenheim Ultra Short Duration Fund — Institutional Class	329,380	27,074,223	2,788,283	585,483
	$738,966	$69,535,423		$1,604,495

*	Non-income producing security.

74 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
TOTAL RETURN BOND FUND

March 31, 2023

Assets:
Investments in unaffiliated issuers, at value (cost $23,010,520,439)	$20,545,507,168
Investments in affiliated issuers, at value (cost $71,415,377)	69,535,423
Foreign currency, at value (cost 3,835,810)	3,835,147
Cash	10,019,293
Segregated cash with broker	8,809,460
Unamortized upfront premiums paid on credit default swap agreements	899,277
Unamortized upfront premiums paid on interest rate swap agreements	11,517
Unrealized appreciation on forward foreign currency exchange contracts	114,840
Prepaid expenses	489,933
Receivables:
Securities sold	1,191,995,661
Interest	159,912,116
Fund shares sold	34,098,016
Dividends	826,426
Foreign tax reclaims	111,693
Investment Adviser	608
Total assets	22,026,166,578

Liabilities:
Unfunded loan commitments, at value (Note 9) (commitment fees received $61,709)	199,312
Options written, at value (premiums received $2,592,079)	2,592,079
Segregated cash due to broker	4,617,405
Unamortized upfront premiums received on credit default swap agreements	1,895,695
Unrealized depreciation on forward foreign currency exchange contracts	3,216,343
Payable for:
Securities purchased	2,181,860,349
Fund shares redeemed	42,166,027
Management fees	6,213,122
Variation margin on interest rate swap agreements	5,878,646
Distributions to shareholders	3,902,253
Transfer agent/maintenance fees	2,711,500
Variation margin on credit default swap agreements	1,464,517
Protection fees on credit default swap agreements	405,319
Distribution and service fees	341,473
Fund accounting/administration fees	171,809
Due to Investment Adviser	147,741
Trustees’ fees*	26,708
Miscellaneous	5,924,573
Total liabilities	2,263,734,871
Net assets	$19,762,431,707

Net assets consist of:
Paid in capital	$23,629,938,493
Total distributable earnings (loss)	(3,867,506,786)
Net assets	$19,762,431,707

A-Class:
Net assets	$475,906,236
Capital shares outstanding	19,974,119
Net asset value per share	$23.83
Maximum offering price per share (Net asset value divided by 96.00%)	$24.82

C-Class:
Net assets	$177,472,100
Capital shares outstanding	7,447,959
Net asset value per share	$23.83

P-Class:
Net assets	$429,962,334
Capital shares outstanding	18,051,307
Net asset value per share	$23.82

Institutional Class:
Net assets	$18,443,009,822
Capital shares outstanding	773,385,421
Net asset value per share	$23.85

R6-Class:
Net assets	$236,081,215
Capital shares outstanding	9,893,984
Net asset value per share	$23.86

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 75

STATEMENT OF OPERATIONS (Unaudited)
TOTAL RETURN BOND FUND

Six Months Ended March 31, 2023

Investment Income:
Dividends from securities of unaffiliated issuers	$11,857,923
Dividends from securities of affiliated issuers	1,604,495
Interest from securities in unaffiliated issuers (net of foreign withholding tax of $223,481)	469,225,551
Total investment income	482,687,969

Expenses:
Management fees	35,852,190
Distribution and service fees:
A-Class	555,388
C-Class	921,861
P-Class	574,465
Transfer agent/maintenance fees:
A-Class	192,546
C-Class	115,604
P-Class	518,917
Institutional Class	9,002,449
R6-Class	12,348
Interest expense	9,420,652
Fund accounting/administration fees	3,818,732
Professional fees	808,485
Line of credit fees	578,277
Custodian fees	372,997
Trustees’ fees*	148,860
Miscellaneous	1,008,942
Recoupment of previously waived fees:
A-Class	31,299
C-Class	3,133
P-Class	1,128
Institutional Class	141,464
R6-Class	7,252
Total expenses	64,086,989
Less:
Expenses reimbursed by Adviser
A-Class	(35,944)
C-Class	(40,992)
P-Class	(325,905)
Institutional Class	(5,365,039)
R6-Class	(766)
Expenses waived by Adviser	(2,888,407)
Earnings credits applied	(162,856)
Total waived/reimbursed expenses	(8,819,909)
Net expenses	55,267,080
Net investment income	427,420,889

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	(676,948,982)
Investments sold short	(157,707)
Swap agreements	(31,733,848)
Futures contracts	6,653,719
Options purchased	(36,569,467)
Options written	16,539,907
Forward foreign currency exchange contracts	(23,840,263)
Foreign currency transactions	808,760
Net realized loss	(745,247,881)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	1,211,997,292
Investments in affiliated issuers	738,966
Swap agreements	93,628,811
Options purchased	(55,277,918)
Options written	16,383,616
Forward foreign currency exchange contracts	(15,432,867)
Foreign currency translations	486,612
Net change in unrealized appreciation (depreciation)	1,252,524,512
Net realized and unrealized gain	507,276,631
Net increase in net assets resulting from operations	$934,697,520

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

76 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
TOTAL RETURN BOND FUND

	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022
Increase (Decrease) in Net Assets from Operations:
Net investment income	$427,420,889	$759,469,621
Net realized loss on investments	(745,247,881)	(513,869,862)
Net change in unrealized appreciation (depreciation) on investments	1,252,524,512	(4,435,908,740)
Net increase (decrease) in net assets resulting from operations	934,697,520	(4,190,308,981)

Distributions to shareholders:
A-Class	(9,421,893)	(22,845,332)
C-Class	(3,223,457)	(8,847,797)
P-Class	(9,800,001)	(35,091,237)
Institutional Class	(387,453,108)	(948,608,650)
R6-Class	(4,655,830)	(9,592,901)
Total distributions to shareholders	(414,554,289)	(1,024,985,917)

Capital share transactions:
Proceeds from sale of shares
A-Class	118,902,188	162,652,775
C-Class	16,921,947	22,676,431
P-Class	60,846,007	277,767,413
Institutional Class	5,320,980,400	8,822,932,131
R6-Class	78,601,064	141,977,419
Distributions reinvested
A-Class	8,093,122	19,669,319
C-Class	2,767,199	7,577,710
P-Class	9,725,859	35,091,237
Institutional Class	341,631,069	839,074,338
R6-Class	4,513,838	9,497,105
Cost of shares redeemed
A-Class	(92,032,283)	(310,183,050)
C-Class	(45,469,180)	(102,439,268)
P-Class	(224,296,291)	(599,756,830)
Institutional Class	(5,205,992,338)	(12,268,295,169)
R6-Class	(62,181,889)	(141,160,025)
Net increase (decrease) from capital share transactions	333,010,712	(3,082,918,464)
Net increase (decrease) in net assets	853,153,943	(8,298,213,362)

Net assets:
Beginning of period	18,909,277,764	27,207,491,126
End of period	$19,762,431,707	$18,909,277,764

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 77

STATEMENTS OF CHANGES IN NET ASSETS (concluded)
TOTAL RETURN BOND FUND

	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022
Capital share activity:
Shares sold
A-Class	5,054,774	6,128,429
C-Class	720,016	850,424
P-Class	2,583,059	10,325,436
Institutional Class	225,796,342	335,372,608
R6-Class	3,333,437	5,491,289
Shares issued from reinvestment of distributions
A-Class	345,809	736,999
C-Class	118,392	283,159
P-Class	416,597	1,309,242
Institutional Class	14,590,470	31,483,958
R6-Class	192,542	356,973
Shares redeemed
A-Class	(3,929,907)	(11,761,205)
C-Class	(1,949,458)	(3,897,258)
P-Class	(9,695,910)	(22,953,593)
Institutional Class	(223,187,568)	(470,717,032)
R6-Class	(2,685,828)	(5,318,515)
Net increase (decrease) in shares	11,702,767	(122,309,086)

78 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS (continued)
TOTAL RETURN BOND FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Six Months Ended March 31, 2023[a]	Year Ended Sept. 30, 2022	Year Ended Sept. 30, 2021	Year Ended Sept. 30, 2020	Year Ended Sept. 30, 2019	Year Ended Sept. 30, 2018
Per Share Data
Net asset value, beginning of period	$23.12	$28.94	$29.76	$27.42	$26.69	$27.05
Income (loss) from investment operations:
Net investment income (loss)[b]	.51	.78	.72	.56	.64	.72
Net gain (loss) on investments (realized and unrealized)	.70	(5.53)	(.05)	2.41	.85	(.37)
Total from investment operations	1.21	(4.75)	.67	2.97	1.49	.35
Less distributions from:
Net investment income	(.50)	(.80)	(.76)	(.63)	(.65)	(.71)
Net realized gains	—	(.27)	(.73)	—	(.11)	—
Total distributions	(.50)	(1.07)	(1.49)	(.63)	(.76)	(.71)
Net asset value, end of period	$23.83	$23.12	$28.94	$29.76	$27.42	$26.69

Total Return[c]	5.28%	(16.82%)	2.27%	10.96%	5.70%	1.28%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$475,906	$427,870	$677,172	$804,750	$609,602	$589,760
Ratios to average net assets:
Net investment income (loss)	4.39%	2.94%	2.47%	1.99%	2.37%	2.66%
Total expenses[d]	0.92%	0.85%	0.84%	0.87%	0.96%	0.93%
Net expenses[e,f,g]	0.87%	0.81%	0.79%	0.80%	0.80%	0.81%
Portfolio turnover rate	47%	55%	92%	116%	68%	48%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 79

FINANCIAL HIGHLIGHTS (continued)
TOTAL RETURN BOND FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

C-Class	Six Months Ended March 31, 2023[a]	Year Ended Sept. 30, 2022	Year Ended Sept. 30, 2021	Year Ended Sept. 30, 2020	Year Ended Sept. 30, 2019	Year Ended Sept. 30, 2018
Per Share Data
Net asset value, beginning of period	$23.13	$28.94	$29.76	$27.43	$26.69	$27.05
Income (loss) from investment operations:
Net investment income (loss)[b]	.43	.58	.50	.35	.43	.52
Net gain (loss) on investments (realized and unrealized)	.68	(5.52)	(.05)	2.40	.87	(.38)
Total from investment operations	1.11	(4.94)	.45	2.75	1.30	.14
Less distributions from:
Net investment income	(.41)	(.60)	(.54)	(.42)	(.45)	(.50)
Net realized gains	—	(.27)	(.73)	—	(.11)	—
Total distributions	(.41)	(.87)	(1.27)	(.42)	(.56)	(.50)
Net asset value, end of period	$23.83	$23.13	$28.94	$29.76	$27.43	$26.69

Total Return[c]	4.84%	(17.41%)	1.50%	10.10%	4.95%	0.53%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$177,472	$197,933	$327,712	$338,656	$286,050	$265,486
Ratios to average net assets:
Net investment income (loss)	3.64%	2.18%	1.72%	1.24%	1.62%	1.93%
Total expenses[d]	1.70%	1.63%	1.59%	1.59%	1.60%	1.62%
Net expenses[e,f,g]	1.62%	1.56%	1.53%	1.55%	1.55%	1.55%
Portfolio turnover rate	47%	55%	92%	116%	68%	48%

80 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS (continued)
TOTAL RETURN BOND FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

P-Class	Six Months Ended March 31, 2023[a]	Year Ended Sept. 30, 2022	Year Ended Sept. 30, 2021	Year Ended Sept. 30, 2020	Year Ended Sept. 30, 2019	Year Ended Sept. 30, 2018
Per Share Data
Net asset value, beginning of period	$23.12	$28.93	$29.75	$27.42	$26.69	$27.04
Income (loss) from investment operations:
Net investment income (loss)[b]	.51	.77	.72	.56	.63	.72
Net gain (loss) on investments (realized and unrealized)	.69	(5.51)	(.05)	2.40	.86	(.36)
Total from investment operations	1.20	(4.74)	.67	2.96	1.49	.36
Less distributions from:
Net investment income	(.50)	(.80)	(.76)	(.63)	(.65)	(.71)
Net realized gains	—	(.27)	(.73)	—	(.11)	—
Total distributions	(.50)	(1.07)	(1.49)	(.63)	(.76)	(.71)
Net asset value, end of period	$23.82	$23.12	$28.93	$29.75	$27.42	$26.69

Total Return	5.24%	(16.79%)	2.27%	10.92%	5.70%	1.32%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$429,962	$572,113	$1,043,507	$926,745	$819,770	$738,694
Ratios to average net assets:
Net investment income (loss)	4.39%	2.90%	2.47%	1.98%	2.37%	2.69%
Total expenses[d]	1.05%	0.93%	0.87%	0.88%	0.87%	0.91%
Net expenses[e,f,g]	0.88%	0.81%	0.79%	0.80%	0.80%	0.80%
Portfolio turnover rate	47%	55%	92%	116%	68%	48%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 81

FINANCIAL HIGHLIGHTS (continued)
TOTAL RETURN BOND FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Institutional Class	Six Months Ended March 31, 2023[a]	Year Ended Sept. 30, 2022	Year Ended Sept. 30, 2021	Year Ended Sept. 30, 2020	Year Ended Sept. 30, 2019	Year Ended Sept. 30, 2018
Per Share Data
Net asset value, beginning of period	$23.14	$28.97	$29.78	$27.45	$26.71	$27.07
Income (loss) from investment operations:
Net investment income (loss)[b]	.55	.86	.81	.65	.71	.80
Net gain (loss) on investments (realized and unrealized)	.69	(5.54)	(.05)	2.39	.87	(.37)
Total from investment operations	1.24	(4.68)	.76	3.04	1.58	.43
Less distributions from:
Net investment income	(.53)	(.88)	(.84)	(.71)	(.73)	(.79)
Net realized gains	—	(.27)	(.73)	—	(.11)	—
Total distributions	(.53)	(1.15)	(1.57)	(.71)	(.84)	(.79)
Net asset value, end of period	$23.85	$23.14	$28.97	$29.78	$27.45	$26.71

Total Return	5.42%	(16.59%)	2.59%	11.23%	6.03%	1.59%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$18,443,010	$17,501,690	$24,912,049	$19,152,857	$12,138,270	$8,957,902
Ratios to average net assets:
Net investment income (loss)	4.67%	3.23%	2.76%	2.29%	2.64%	2.99%
Total expenses[d]	0.67%	0.62%	0.57%	0.57%	0.58%	0.58%
Net expenses[e,f,g]	0.58%	0.52%	0.50%	0.51%	0.51%	0.50%
Portfolio turnover rate	47%	55%	92%	116%	68%	48%

82 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS (continued)
TOTAL RETURN BOND FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

R6-Class	Six Months Ended March 31, 2023[a]	Year Ended Sept. 30, 2022	Year Ended Sept. 30, 2021	Year Ended Sept. 30, 2020	Year Ended Sept. 30, 2019	Year Ended Sept. 30, 2018
Per Share Data
Net asset value, beginning of period	$23.16	$28.98	$29.80	$27.46	$26.73	$27.09
Income (loss) from investment operations:
Net investment income (loss)[b]	.55	.87	.81	.65	.71	.81
Net gain (loss) on investments (realized and unrealized)	.68	(5.54)	(.06)	2.40	.86	(.38)
Total from investment operations	1.23	(4.67)	.75	3.05	1.57	.43
Less distributions from:
Net investment income	(.53)	(.88)	(.84)	(.71)	(.73)	(.79)
Net realized gains	—	(.27)	(.73)	—	(.11)	—
Total distributions	(.53)	(1.15)	(1.57)	(.71)	(.84)	(.79)
Net asset value, end of period	$23.86	$23.16	$28.98	$29.80	$27.46	$26.73

Total Return	5.39%	(16.55%)	2.56%	11.26%	5.99%	1.59%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$236,081	$209,671	$247,051	$167,409	$55,441	$37,735
Ratios to average net assets:
Net investment income (loss)	4.70%	3.26%	2.76%	2.28%	2.64%	3.00%
Total expenses[d]	0.58%	0.53%	0.50%	0.52%	0.52%	0.53%
Net expenses[e,f,g]	0.54%	0.52%	0.50%	0.51%	0.51%	0.50%
Portfolio turnover rate	47%	55%	92%	116%	68%	48%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 83

FINANCIAL HIGHLIGHTS (concluded)
TOTAL RETURN BOND FUND

[a]	Unaudited figures for the period ended March 31, 2023. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]	The portion of the ratios of net expenses to average net assets attributable to recoupments of prior fee reductions or expense reimbursements for the years presented was as follows:

	03/31/23[a]	09/30/22	09/30/21	09/30/20	09/30/19	09/30/18
A-Class	0.01%	0.01%	0.00%*	0.00%*	—	0.00%*
C-Class	0.00%*	—	0.00%*	0.00%*	—	0.00%*
P-Class	0.00%*	—	—	0.00%*	0.00%*	0.00%*
Institutional Class	0.00%*	—	—	0.00%*	—	0.00%*
R6-Class	0.01%	0.01%	0.01%	0.00%*	0.00%*	0.00%*

*	Less than 0.01%

[g]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

	03/31/23[a]	09/30/22	09/30/21	09/30/20	09/30/19	09/30/18
A-Class	0.76%	0.77%	0.78%	0.79%	0.79%	0.80%
C-Class	1.51%	1.52%	1.53%	1.54%	1.54%	1.55%
P-Class	0.76%	0.77%	0.78%	0.79%	0.79%	0.80%
Institutional Class	0.47%	0.48%	0.49%	0.50%	0.50%	0.49%
R6-Class	0.44%	0.48%	0.49%	0.50%	0.50%	0.49%

84 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization

Guggenheim Funds Trust (the “Trust”), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 (“1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate fund. The Trust may issue an unlimited number of authorized shares. The Trust accounts for the assets of each fund separately.

The Trust offers a combination of five separate classes of shares: A-Class shares, C-Class shares, P-Class shares, R6-Class shares and Institutional Class shares. Sales of shares of each Class are made without a front-end sales charge at the net asset value per share (“NAV”), with the exception of A-Class shares. A-Class shares are sold at the NAV, plus the applicable front-end sales charge. The sales charge varies depending on the amount purchased. A-Class share purchases of $1 million or more are exempt from the front-end sales charge but have a 1% contingent deferred sales charge (“CDSC”), if shares are redeemed within 12 months of purchase. C-Class shares have a 1% CDSC if shares are redeemed within 12 months of purchase. C-Class shares automatically convert to A-Class shares on or about the 10th day of the month following the 8-year anniversary of the purchase of the C-Class shares. This conversion will be executed without any sales charge, fee or other charge. After the conversion is completed, the shares will be subject to all features and expenses of A-Class shares. Institutional Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, endowments, foundations and corporations. Institutional Class shares require a minimum initial investment of $2 million and a minimum account balance of $1 million. R6-Class shares are offered primarily through qualified retirement and benefit plans. R6-Class shares are also offered through certain other plans and platforms sponsored by financial intermediaries. Certain institutional investors and others deemed appropriate by Guggenheim Investments (“GI”) may also be eligible to purchase R6-Class shares subject to a $2 million minimum initial investment. At March 31, 2023, the Trust consisted of nineteen funds (the “Funds”).

This report covers the Total Return Bond Fund (the “Fund”), a diversified investment company. At March 31, 2023, A-Class, C-Class, P-Class, Institutional Class and R6-Class shares have been issued by the Fund.

Guggenheim Partners Investment Mangagement, LLC (“GPIM” or “the Adviser”), which operates under the name Guggenheim Investments (“GI”), provides advisory services. Guggenheim Funds Distributors, LLC (“GFD”) acts as principal underwriter for the Trust. GI and GFD are affiliated entities.

Pursuant to an investment Sub-Advisory Agreement between GPIM and Guggenheim Partners Advisors, LLC (“GPA”) that was in effect during a portion of the Reporting Period, GPA was engaged to provide investment subadvisory services to the Fund. GPA operated as an investment sub-advisor to the Fund from April 29, 2022 to December 22, 2022.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 85

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

GPA, under the oversight of the Board and GPIM, assisted GPIM in the supervision and direction of the investment strategies of the Fund in accordance with its investment policies. As compensation for its services, GPIM paid GPA a fee, payable monthly, in an amount equal to 0.005% of the average daily net assets of the Fund.

Significant Accounting Policies

The Fund operates as an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The NAV of each Class of the Fund is calculated by dividing the market value of the Fund’s securities and other assets, less all liabilities, attributable to the Class by the number of outstanding shares of the Class.

(a) Valuation of Investments

The Board of Trustees of the Fund (the “Board”) has adopted policies and procedures for the valuation of the Fund’s investments (the “Valuation Procedures”). The U.S. Securities and Exchange Commission (the “SEC”) adopted Rule 2a-5 under the 1940 Act (“Rule 2a-5”) which establishes requirements for determining fair value in good faith and became effective September 8, 2022. Rule 2a-5 also defines “readily available market quotations” for purposes of the 1940 Act and establishes requirements for determining whether a fund must fair value a security in good faith.

Pursuant to Rule 2a-5, the Board has designated the Adviser as the valuation designee to perform fair valuation determinations for the Fund with respect to all Fund investments and other assets. As the Fund’s valuation designee pursuant to Rule 2a-5, the Adviser has adopted separate procedures (the “Valuation Designee Procedures”) reasonably designed to prevent violations of the requirements of Rule 2a-5 and Rule 31a-4. The Adviser, in its role as valuation designee, utilizes the assistance of a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), in determining the fair value of the Fund’s securities and other assets.

Valuations of the Fund’s securities and other assets are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Adviser, with the assistance of the Valuation Committee, convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Adviser, consistent

86 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

with the monitoring and review responsibilities set forth in the Valuation Designee Procedures, regularly reviews the appropriateness of the inputs, methods, models and assumptions employed by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, the investment is fair valued by the Adviser.

Equity securities listed or traded on a recognized U.S. securities exchange or the National Association of Securities Dealers Automated Quotations (“NASDAQ”) National Market System shall generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ official closing price, which may not necessarily represent the last sale price.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Investments in foreign securities may involve risks not present in domestic investments. The Adviser will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities. In addition, under the Valuation Designee Procedures, the Adviser is authorized to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Open-end investment companies are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds and closed-end investment companies are generally valued at the last quoted sale price.

U.S. Government securities are valued by independent pricing services, the last traded fill price, or at the reported bid price at the close of business.

Commercial paper and discount notes with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Commercial paper and discount notes with a maturity of 60 days or less at acquisition are valued at amortized cost, unless the Adviser concludes that amortized cost does not represent the fair value of the applicable asset in which case it will be valued using an independent pricing service.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 87

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Repurchase agreements are valued at amortized cost, provided such amounts approximate market value.

Typically, loans are valued using information provided by an independent third party pricing service that uses broker quotes, among other inputs. If the pricing service cannot or does not provide a valuation for a particular loan, or such valuation is deemed unreliable, such investment is valued based on a quote from a broker-dealer or is fair valued by the Adviser.

Exchange-traded options are valued at the mean of the bid and ask prices on the principal exchange on which they are traded.

The value of futures contracts are valued on the basis of the last sale price at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the official settlement price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The value of interest rate swap agreements entered into by the Fund is valued on the basis of the last sale price on the primary exchange on which the swap is traded.

The value of other swap agreements entered into by the Fund are generally valued using an evaluated price provided by a third party pricing vendor.

Forward foreign currency exchange contracts are valued daily based on the applicable exchange rate of the underlying currency.

Investments for which market quotations are not readily available are fair valued as determined in good faith by the Adviser. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value”. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis. In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

(b) U.S. Government and Agency Obligations

Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedule of Investments reflect the effective rates paid at the time of purchase by the Fund. Other securities bear interest at the rates shown, payable at fixed dates through maturity.

88 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

(c) Senior Floating Rate Interests and Loan Investments

Senior floating rate interests in which the Fund invests generally pay interest rates which are periodically adjusted by reference to a base short-term floating rate, plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the one-month or three-month London Inter-Bank Offered Rate (“LIBOR”), (ii) the prime rate offered by one or more major United States banks, or (iii) the bank’s certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities disclosed in the Fund’s Schedule of Investments.

The Fund invests in loans and other similar debt obligations (“obligations”). A portion of the Fund’s investments in these obligations is sometimes referred to as “covenant lite” loans or obligations (“covenant lite obligations”), which are obligations that lack covenants or possess fewer or less restrictive covenants or constraints on borrowers than certain other types of obligations. The Fund may also obtain exposure to covenant lite obligations through investment in securitization vehicles and other structured products. In recent market conditions, many new or reissued obligations have not featured traditional covenants, which are intended to protect lenders and investors by (i) imposing certain restrictions or other limitations on a borrower’s operations or assets or (ii) providing certain rights to lenders. The Fund may have fewer rights with respect to covenant lite obligations, including fewer protections against the possibility of default and fewer remedies in the event of default. As a result, investments in (or exposure to) covenant lite obligations are subject to more risk than investments in (or exposure to) certain other types of obligations. The Fund is subject to other risks associated with investments in (or exposure to) obligations, including that obligations may not be considered “securities” and, as a result, the Fund may not be entitled to rely on the anti-fraud protections under the federal securities laws and instead may have to resort to state law and direct claims.

(d) Interest on When-Issued Securities

The Fund may purchase and sell interests in securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, it may sell such securities before the settlement date.

(e) Short Sales

When the Fund engages in a short sale of a security, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 89

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Fees, if any, paid to brokers to borrow securities in connection with short sales are recorded as interest expense. In addition, the Fund must pay out the dividend rate of the equity or coupon rate of the obligation to the lender and record this as an expense. Short dividend or interest expense is a cost associated with the investment objective of short sales transactions, rather than an operational cost associated with the day-to-day management of any mutual fund. The Fund may also receive rebate income from the broker resulting from the investment of the proceeds from securities sold short.

(f) Options

Upon the purchase of an option, the premium paid is recorded as an investment, the value of which is marked-to-market daily. If a purchased option expires, the Fund realizes a loss in the amount of the cost of the option. When the Fund enters into a closing sale transaction, it realizes a gain or loss depending on whether the proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Fund exercises a call option, the cost of the security purchased by the Fund upon exercise increases by the premium originally paid.

When the Fund writes (sells) an option, an amount equal to the premium received is entered in that Fund’s accounting records as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. When a written option expires, or if the Fund enters into a closing purchase transaction, it realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold).

The Fund may purchase and write options on swaps (“swaptions”) primarily to preserve a return or spread on a particular investment or portion of the Funds’ holdings, as a duration management technique or to protect against an increase in the price of securities in anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate swap agreement at any time before the expiration of the options. The swaptions are forward premium swaptions which have extended settlement dates.

(g) Futures Contracts

Upon entering into a futures contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

90 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

(h) Swap Agreements

Swap agreements are marked-to-market daily and the change, if any, is recorded as unrealized appreciation or depreciation. Payments received or made as a result of an agreement or termination of an agreement are recognized as realized gains or losses.

Upon entering into certain centrally-cleared swap transactions, a Fund is required to deposit with its clearing broker an amount of cash or securities as an initial margin. Subsequent variation margin receipts or payments are received or made by the Fund depending on fluctuations in the fair value of the reference entity and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Upfront payments received or made by a Fund on credit default swap agreements and interest rate swap agreements are amortized over the expected life of the agreement. Periodic payments received or paid by a Fund are recorded as realized gains or losses. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses.

(i) Forward Foreign Currency Exchange Contracts

The change in value of a forward foreign currency exchange contract is recorded as unrealized appreciation or depreciation until the contract is closed. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed.

(j) Currency Translations

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation, or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

The Fund does not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized gain or loss and unrealized appreciation or depreciation on investments.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 91

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Reported net realized foreign exchange gains and losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized appreciation and depreciation arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.

(k) Foreign Taxes

The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income and foreign taxes on capital gains from sales of investments are included with the net realized gain (loss) on investments. Foreign taxes payable or deferred as of March 31, 2023, if any, are disclosed in the Fund’s Statement of Assets and Liabilities.

(l) Security Transactions

Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as a reduction to cost if the securities are still held and as realized gains if no longer held in the Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries, if any. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Interest income also includes paydown gains and losses on mortgage-backed and asset-backed securities and senior and subordinated loans. Amendment fees are earned as compensation for evaluating and accepting changes to the original loan agreement and are recognized when received. Dividend income from Real Estate Investment Trusts (“REITs”) is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to realized gains. The actual amounts of income, return of capital, and realized gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Income from residual collateralized loan obligations is recognized using the effective interest method. At the time of purchase, management estimates the future expected cash flows and determines the effective yield and estimated maturity date based on the estimated cash flows. Subsequent to the purchase, the estimated cash flows are updated periodically and a revised yield is calculated prospectively.

92 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The Fund may receive other income from investments in senior loan interests including amendment fees, consent fees and commitment fees. For funded loans, these fees are recorded as income when received by the Fund and included in interest income on the Statement of Operations. For unfunded loans, commitment fees are included in realized gain on investments on the Fund’s Statement of Operations at the end of the commitment period.

(m) Distributions

The Fund declares dividends from investment income daily. The Fund pays its shareholders from its net investment income monthly and distributes any net capital gains that it has realized, at least annually. Distributions to shareholders are recorded on the ex-dividend date. Dividends are reinvested in additional shares, unless shareholders request payment in cash. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for U.S. federal income tax purposes.

(n) Class Allocations

Interest and dividend income, most expenses, all realized gains and losses, and all unrealized appreciation and depreciation are allocated to the classes based upon the value of the outstanding shares in each Class. Certain costs, such as distribution and service fees are charged directly to specific classes. In addition, certain expenses have been allocated to the individual Funds in the Trust based on the respective net assets of each Fund included in the Trust.

(o) Earnings Credits

Under the fee arrangement with the custodian, the Fund may earn credits based on overnight custody cash balances. These credits are utilized to reduce related custodial expenses. The custodian fees disclosed in the Fund’s Statement of Operations are before the reduction in expense from the related earnings credits, if any. Earnings credits for the period ended March 31, 2023, are disclosed in the Fund’s Statement of Operations.

(p) Cash

The Fund may leave cash overnight in its cash account with the custodian. Periodically, the Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate, which was 4.83% at March 31, 2023.

(q) Indemnifications

Under the Fund’s organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 93

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

(r) Special Purpose Acquisition Companies

The Fund may acquire an interest in a special purpose acquisition company (“SPAC”) in an initial public offering or a secondary market transaction. SPAC investments carry many of the same risks as investments in initial public offering securities, such as erratic price movements, greater risk of loss, lack of information about the issuer, limited operating and little public or no trading history, and higher transaction costs. An investment in a SPAC is typically subject to a higher risk of dilution by additional later offerings of interests in the SPAC or by other investors exercising existing rights to purchase shares of the SPAC and interests in SPACs may be illiquid and/or be subject to restrictions on resale. A SPAC is a publicly traded company that raises investment capital for the purpose of acquiring the equity securities of one or more existing companies (or interests therein) via merger, combination, acquisition or other similar transactions. Unless and until an acquisition is completed, a SPAC generally invests its assets (less a portion retained to cover expenses) in U.S. government securities, money market securities and cash and does not typically pay dividends in respect of its common stock. SPAC investments are also subject to the risk that a significant portion of the funds raised by the SPAC may be expended during the search for a target acquisition or merger and that the SPAC may have limited time in which to conduct due diligence on potential business combination targets. Because SPACs are in essence blank check companies without operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Among other conflicts of interest, the economic interests of the management, directors, officers and related parties of a SPAC can differ from the economic interests of public shareholders, which may lead to conflicts as they evaluate, negotiate and recommend business combination transactions to shareholders. This risk may become more acute as the deadline for the completion of a business combination nears. There is no guarantee that the SPACs in which the Fund invests will complete an acquisition or that any acquisitions that are completed will be profitable.

Note 2 – Financial Instruments and Derivatives

As part of its investment strategy, the Fund utilizes short sales and a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk and risks in excess of amounts recognized on the Fund’s Statement of Assets and Liabilities. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Financial Statements.

94 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Short Sales

A short sale is a transaction in which the Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Fund utilized derivatives for the following purposes:

Duration: the use of an instrument to manage the interest rate risk of a portfolio.

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Income: the use of any instrument that distributes cash flows typically based upon some rate of interest.

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Options Purchased and Written

A call option on a security gives the purchaser of the option the right to buy, and the writer of a call option the obligation to sell, the underlying security. The purchaser of a put option has the right to sell, and the writer of the put option the obligation to buy, the underlying security at any time during the option period. The risk associated with purchasing options is limited to the premium originally paid.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 95

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The following table represents the Fund’s use and volume of call/put options purchased on a monthly basis:

	Average Notional Amount
Use	Call	Put
Duration, Hedge	$1,970,000,000	$133,397,040

The risk in writing a call option is that a Fund may incur a loss if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there may be an imperfect correlation between the movement in prices of options and the underlying securities where a Fund may not be able to enter into a closing transaction because of an illiquid secondary market; or, for over-the-counter (“OTC”) options, a Fund may be at risk because of the counterparty’s inability to perform.

The following table represents the Fund’s use and volume of call/put options written on a monthly basis:

	Average Notional Amount
Use	Call	Put
Hedge, Income	$73,008	$171,021,667

Futures Contracts

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund’s use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Cash deposits are shown as segregated cash with broker on the Statement of Assets and Liabilities; securities held as collateral are noted on the Schedule of Investments.

96 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The following table represents the Fund’s use and volume of futures on a monthly basis:

	Average Notional Amount
Use	Long	Short
Duration, Hedge	$544,210,833	$—

Swap Agreements

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing OTC swaps, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. For a Fund utilizing centrally-cleared swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. There is no guarantee that a fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Interest rate swaps involve the exchange by the Fund with another party for its respective commitment to pay or receive a fixed or variable interest rate on a notional amount of principal. Interest rate swaps are generally centrally-cleared, but central clearing does not make interest rate swap transactions risk free.

The following table represents the Fund’s use and volume of interest rate swaps on a monthly basis:

	Average Notional Amount
Use	Pay Floating Rate	Receive Floating Rate
Duration, Hedge, Income	$2,802,683,333	$—

Credit default swaps are instruments which allow for the full or partial transfer of third party credit risk, with respect to a particular entity or entities, from one counterparty to the other. The Fund enters into credit default swaps as a “seller” or “buyer” of protection primarily to gain or reduce exposure to the investment grade and/or high yield bond market. A seller of credit default swaps is selling credit protection or assuming credit risk with respect to the underlying entity or entities. The buyer in a credit default swap is obligated to pay the seller a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If a credit event occurs, as defined under the terms of the swap agreement, the seller will either (i) pay to the buyer of protection an amount equal to the notional amount of

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 97

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The notional amount reflects the maximum potential amount the seller of credit protection could be required to pay to the buyer if a credit event occurs. The seller of protection receives periodic premium payments from the buyer and may also receive or pay an upfront premium adjustment to the stated periodic payments. In the event a credit default occurs on a credit default swap referencing an index, a factor adjustment will take place and the buyer of protection will receive a payment reflecting the par less the default recovery rate of the defaulted index component based on its weighting in the index. If no default occurs, the counterparty will pay the stream of payments and have no further obligations to the fund selling the credit protection. For a fund utilizing centrally cleared credit default swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. For OTC credit default swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty, or in the case of a credit default swap in which a fund is selling credit protection, the default of a third party issuer.

The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The following table represents the Fund’s use and volume of credit default swaps on a monthly basis:

	Average Notional Amount
Use	Protection Sold	Protection Purchased
Hedge Index exposure	$—	$140,766,667

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract is an agreement between two parties to exchange two designated currencies at a specific time in the future. Certain types of contracts may be cash settled, in an amount equal to the change in exchange rates during the term of the contract. The contracts can be used to hedge or manage exposure to foreign currency risks with portfolio investments or to gain exposure to foreign currencies.

98 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The market value of a forward foreign currency exchange contract changes with fluctuations in foreign currency exchange rates. Furthermore, the Fund may be exposed to risk if the counterparties cannot meet the contract terms or if the currency value changes unfavorably as compared to the U.S. dollar.

The following table represents the Fund’s use and volume of forward foreign currency exchange contracts on a monthly basis:

	Average Value
Use	Purchased	Sold
Hedge, Income	$14,435,921	$391,671,371

Derivative Investment Holdings Categorized by Risk Exposure

The following is a summary of the location of derivative investments on the Fund’s Statement of Assets and Liabilities as of March 31, 2023:

Derivative Investment Type	Asset Derivatives	Liability Derivatives
Currency forward contracts	Unrealized appreciation on forward foreign currency exchange contracts	Unrealized depreciation on forward foreign currency exchange contracts
Interest rate swap contracts	Unamortized upfront premiums paid on interest rate swap agreements	Variation margin on interest rate swap agreements
Credit swap contracts	Unamortized upfront premiums paid on credit default swap agreements	Unamortized upfront premiums received on credit default swap agreements Variation margin on credit default swap agreements
Equity/Interest rate option contracts	Investments in unaffiliated issuers, at value	Options written, at value

The following tables set forth the fair value of the Fund’s derivative investments categorized by primary risk exposure at March 31, 2023:

Asset Derivative Investments Value
Swaps Interest Rate Risk*	Swaps Credit Risk*	Forward Foreign Currency Exchange Risk	Options Purchased Interest Rate Risk	Total Value at March 31, 2023
$—	$—	$114,840	$9,409,281	$9,524,121

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 99

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Liability Derivative Investments Value
Swaps Interest Rate Risk*	Swaps Credit Risk*	Forward Foreign Currency Exchange Risk	Options Purchased Interest Rate Risk	Options Written Interest Rate Risk	Total Value at March 31, 2023
$48,565,910	$4,172,325	3,216,343	$—	$2,592,079	$58,546,657

*

Includes cumulative appreciation (depreciation) of exchange-traded, OTC and centrally-cleared derivatives contracts as reported on the Schedule of Investments. For exchange-traded and centrally-cleared derivatives, variation margin is reported within the Fund’s Statement of Assets and Liabilities.

The following is a summary of the location of derivative investments on the Fund’s Statement of Operations for the period ended March 31, 2023:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Currency forward contracts	Net realized gain (loss) on forward foreign currency exchange contracts
Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts
Equity/Interest rate option contracts	Net realized gain (loss) on futures contracts
Net realized gain (loss) on options purchased
Net realized gain (loss) on options written
Net change in unrealized appreciation (depreciation) on options purchased
Net change in unrealized appreciation (depreciation) on options written
Interest rate/Credit swap contracts	Net realized gain (loss) on swap agreements
Net change in unrealized appreciation (depreciation) on swap agreements

The following is a summary of the Fund’s realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized on the Fund’s Statement of Operations categorized by primary risk exposure for the period ended March 31, 2023:

Realized Gain (Loss) on Derivative Investments Recognized on the Statement of Operations
Futures Equity Risk	Swaps Interest Rate Risk	Swaps Credit Risk	Options Written Equity Risk	Options Purchased Equity Risk	Forward Foreign Currency Exchange Risk	Options Written Interest Rate Risk	Total
$6,653,719	$(31,221,608)	$(512,240)	$20,354,104	$(36,569,467)	$(23,840,263)	$(3,814,197)	$(68,949,952)

100 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized on the Statement of Operations
Swaps Interest Rate Risk	Swaps Credit Risk	Options Written Equity Risk	Options Purchased Equity Risk	Forward Foreign Currency Exchange Risk	Options Purchased Interest Rate Risk	Total
$97,801,136	$(4,172,325)	$16,383,616	$(52,080,490)	$(15,432,867)	$(3,197,428)	$39,301,642

In conjunction with short sales and the use of derivative instruments, the Fund is required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Fund uses margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Fund as collateral.

Foreign Investments

There are several risks associated with exposure to foreign currencies, foreign issuers and emerging markets. The Fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Fund may incur transaction costs in connection with conversions between various currencies. The Fund may, but is not obligated to,engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risks may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.

The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs and exchange-traded funds, which are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 101

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Fund.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

Note 3 – Offsetting

In the normal course of business, the Fund enters into transactions subject to enforceable master netting arrangements or other similar arrangements. Generally, the right to offset in those agreements allows the Fund to counteract the exposure to a specific counterparty with collateral received from or delivered to that counterparty based on the terms of the arrangements. These arrangements provide for the right to liquidate upon the occurrence of an event of default, credit event upon merger or additional termination event.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a fund and a counterparty that governs OTC derivatives, including foreign exchange contracts, and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, are reported separately on the Fund’s Statement of Assets and Liabilities as segregated cash with broker/receivable for variation margin, or payable for swap settlement/variation margin. Cash and/or securities pledged or received as collateral by the Fund in connection with an OTC derivative subject to an ISDA Master Agreement generally may not be invested, sold or rehypothecated by the counterparty or the Fund, as applicable, absent an event of default under such agreement, in which case such collateral generally may be applied towards obligations due to and payable by such counterparty or the Fund, as applicable. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold (e.g., $300,000) before a transfer is required to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from

102 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes to be of good standing and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Fund’s Statement of Assets and Liabilities.

The following tables present derivative financial instruments and secured financing transactions that are subject to enforceable netting arrangements:

				Gross Amounts Not Offset in the Statement of Assets and Liabilities
Instrument	Gross Amounts of Recognized Assets[1]	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amount of Assets Presented on the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Forward foreign currency exchange contracts	$114,840	$—	$114,840	$—	$(10,000)	$104,840
Options Purchased	9,409,281	—	9,409,281	(5,805,237)	(1,870,396)	1,733,648

				Gross Amounts Not Offset in the Statement of Assets and Liabilities
Instrument	Gross Amounts of Recognized Liabilities[1]	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amount of Liabilities Presented on the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Forward foreign currency exchange contracts	$3,216,343	$—	$3,216,343	$(3,213,158)	$—	$3,185
Options Written	2,592,079	—	2,592,079	(2,592,079)	—	—

[1]	Exchange-traded or centrally-cleared derivatives are excluded from these reported amounts.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 103

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The Fund has the right to offset deposits against any related derivative liabilities outstanding with each counterparty with the exception of exchange-traded or centrally-cleared derivatives. The following table presents deposits held by others in connection with derivative investments as of March 31, 2023.

Counterparty	Asset Type	Cash Pledged	Cash Received
BofA Securities, Inc.	Credit default swap agreements	$5,521,092	$—
BofA Securities, Inc.	Interest rate swap agreements	3,288,368	—
Goldman Sachs International	Options	—	1,537,405
JPMorgan Chase Bank, N.A.	Forward foreign currency exchange contracts	—	10,000
Morgan Stanley Capital Services LLC	Forward foreign currency exchange contracts, Options	—	3,070,000
		8,809,460	4,617,405

Note 4 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 —	unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 —	significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 —	significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

Rule 2a-5 sets forth a definition of “readily available market quotations,” which is consistent with the definition of a Level 1 input under U.S. GAAP. Rule 2a-5 provides that “a market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.”

Securities for which market quotations are not readily available must be valued at fair value as determined in good faith. Accordingly, any security priced using inputs other than Level 1 inputs will be subject to fair value requirements. The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades,

104 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

Independent pricing services are used to value a majority of the Fund’s investments. When values are not available from a pricing service, they will be determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information and analysis. A significant portion of the Fund’s assets and liabilities are categorized as Level 2, as indicated in this report.

Quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may also be used to value the Fund’s assets and liabilities, i.e. prices provided by a broker-dealer or other market participant who has not committed to trade at that price. Although quotes are typically received from established market participants, the Fund may not have the transparency to view the underlying inputs which support the market quotations. Significant changes in a quote would generally result in significant changes in the fair value of the security.

Certain fixed income securities are valued by obtaining a monthly quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates.

Certain loans and other securities are valued using a single daily broker quote or a price from a third party vendor based on a single daily or monthly broker quote.

The inputs or methodologies selected and applied for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability, appropriateness and accuracy of the techniques, methodologies and sources employed to determine fair valuation are periodically reviewed and subject to change.

Note 5 – Investment Advisory Agreement and Other Agreements

Under the terms of an investment advisory contract, the Fund pays GI investment advisory fees calculated at an annualized rate of 0.39% of the average daily net assets of the Fund.

GI pays operating expenses on behalf of the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, among others, on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets.

The Board has adopted Distribution Plans related to the offering of A-Class, C-Class and P-Class shares pursuant to Rule 12b-1 under the 1940 Act. The plans provide for payments at an annual rate of 0.25% of the average daily net assets of the Fund’s A-Class and P-Class shares, and 1.00% of the average daily net assets of the Fund’s C-Class shares.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 105

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The investment advisory contract for the Fund provides that the total expenses be limited to a percentage of average net assets for each class of shares, exclusive of brokerage costs, dividends or interest on securities sold short, expenses of other investment companies in which the Fund invests, interest, taxes, litigation, indemnification and extraordinary expenses. The limits are listed below:

	Limit	Effective Date	Contract End Date
A-Class	0.79%	11/20/17	02/01/24
C-Class	1.54%	11/20/17	02/01/24
P-Class	0.79%	11/20/17	02/01/24
Institutional Class	0.50%	11/30/12	02/01/24
R6-Class	0.50%	10/19/16	02/01/24

GI is entitled to reimbursement by the Fund for fees waived or expenses reimbursed during any of the previous 36 months, beginning on the date of the expense limitation agreement, if on any day the estimated operating expenses are less than the indicated percentages. For purposes of this arrangement, GI is entitled to recoupment of previously waived fees or reimbursed expenses for 36 months from the date of the waiver or reimbursement by GI. At March 31, 2023, the amount of fees waived or expenses reimbursed that are subject to recoupment and will expire during the years ended September 30, are presented in the following table:

	2023	2024	2025	2026	Total
A-Class	$409,386	$421,811	$196,304	$35,944	$1,063,445
C-Class	127,984	174,119	167,978	40,992	511,073
P-Class	622,967	783,250	1,002,868	325,905	2,734,990
Institutional Class	8,435,146	16,070,214	19,248,693	5,365,039	49,119,092
R6-Class	—	—	—	102	102

For the period ended March 31, 2023, GI recouped $184,276 from the Fund.

If the Fund invests in a fund that is advised by the same adviser or an affiliated adviser, the investing Fund’s adviser has agreed to waive fees at the investing fund level to the extent necessary to offset the proportionate share of any management fee paid by the Fund with respect to its investment in such affiliated fund. Fee waivers will be calculated at the investing Fund level without regard to any expense cap, if any, in effect for the investing Fund. Fees waived under this arrangement are not subject to reimbursement to GI. For the period ended March 31, 2023, the Fund waived $33,112 related to investments in affiliated funds.

For the period ended March 31, 2023, GFD retained sales charges of $72,447 relating to sales of A-Class shares of the Trust.

106 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Certain trustees and officers of the Trust are also officers of GI and/or GFD. The Trust does not compensate its officers or trustees who are officers, directors and/or employees of GI or GFD.

MUFG Investor Services (US), LLC (“MUIS”) acts as the Fund’s administrator, transfer agent and accounting agent. As administrator, transfer agent and accounting agent, MUIS maintains the books and records of the Fund’s securities and cash. The Bank of New York Mellon Corp. (“BNY”) acts as the Fund’s custodian. As custodian, BNY is responsible for the custody of the Fund’s assets. For providing the aforementioned administrative and accounting services, MUIS is entitled to receive a monthly fee equal to a percentage of the Fund’s average daily net assets and out of pocket expenses. For providing the aforementioned transfer agent and custodian services, MUIS and BNY are entitled to receive a monthly fee based on the number of transactions during the month and the number of accounts under management, subject to certain minimum monthly fees, and out of pocket expenses.

Note 6 – Reverse Repurchase Agreements

The Fund may enter into reverse repurchase agreements. Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a particular price at a future date. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

For the period ended March 31, 2023, the Fund entered into reverse repurchase agreements as follows:

Number of Days Outstanding	Balance at March 31, 2023		Average Balance Outstanding	Average Interest Rate
94	$—	*	$1,048,199,330	3.49%

*	As of March 31, 2023, there were no open reverse repurchase agreements.

Note 7– Federal Income Tax Information

The Fund intends to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the Internal Revenue Code”), applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Fund from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 107

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund’s U.S. federal income tax returns are subject to examination by the Internal Revenue Service (“IRS”) for a period of three years after they are filed.

At March 31, 2023, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$23,079,976,134	$17,154,811	$(2,540,520,171)	$(2,523,365,360)

Note 8 – Securities Transactions

For the period ended March 31, 2023, the cost of purchases and proceeds from sales of investment securities, excluding government securities, short-term investments and derivatives, were as follows:

Purchases	Sales
$3,965,554,287	$6,527,794,191

For the period ended March 31, 2023, the cost of purchases and proceeds from sales of government securities were as follows:

Purchases	Sales
$4,383,678,240	$1,890,496,453

The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price to save costs, where permissible. For the period ended March 31, 2023, the Fund did not engage in purchases and sales of securities, pursuant to Rule 17a-7 of the 1940 Act.

108 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Note 9 – Unfunded Loan Commitments

Pursuant to the terms of certain loan agreements, the Fund held unfunded loan commitments as of March 31, 2023. The Fund is obligated to fund these loan commitments at the borrower’s discretion.

The unfunded loan commitments as of March 31, 2023, were as follows:

Borrower	Maturity Date	Face Amount	Value
CTL Logistics	08/10/42	$692,113	$150,707
Fontainbleau Vegas	01/31/26	15,997,124	—
HAH Group Holding Co. LLC	10/22/27	1,093	33
Higginbotham Insurance Agency, Inc.	11/25/26	4,047,642	48,572
Lightning A	03/01/37	31,704,830	—
Thunderbird A	03/01/37	31,825,510	—
		$84,268,312	$199,312

Note 10– Restricted Securities

The securities below are considered illiquid and restricted under guidelines established by the Board:

Restricted Securities	Acquisition Date	Cost	Value
ACRE Commercial Mortgage Ltd.
2021-FL4 B, 6.16% (1 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 12/18/37[1]	01/21/21	$3,100,000	$2,997,566
ACRE Commercial Mortgage Ltd.
2021-FL4 C, 6.51% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 12/18/37[1]	01/21/21	3,100,000	2,908,060
ACRES Commercial Realty Ltd.
2021-FL2 AS, 6.46% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 01/15/37[1]	12/07/21	3,500,000	3,346,041
Anchorage Credit Funding Ltd.
2021-13A C2, 3.65% due 07/27/39	06/30/21	1,950,000	1,544,646
Atlas Mara Ltd.
due 12/31/21[2]	10/01/15	2,828,684	714,945
BDS Ltd.
2020-FL5 B, 6.61% (1 Month Term SOFR + 1.91%, Rate Floor: 1.80%) due 02/16/37[1]	07/27/20	4,350,488	4,293,922
BDS Ltd.
2021-FL9 D, 7.01% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 11/16/38[1]	10/01/21	4,400,000	4,082,623
BDS Ltd.
2020-FL5 AS, 6.16% (1 Month Term SOFR + 1.46%, Rate Floor: 1.35%) due 02/16/37[1]	06/08/20	3,159,140	3,114,982

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 109

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Restricted Securities	Acquisition Date	Cost	Value
BRSP Ltd.
2021-FL1 D, 7.46% (1 Month USD LIBOR + 2.70%, Rate Floor: 2.70%) due 08/19/38[1]	07/12/21	$4,174,225	$3,929,411
BSPDF Issuer Ltd.
2021-FL1 B, 6.48% (1 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 10/15/36[1]	10/06/21	6,500,000	6,080,711
BSPDF Issuer Ltd.
2021-FL1 D, 7.43% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 10/15/36[1]	10/06/21	3,500,000	3,167,326
BSPRT Issuer Ltd.
2021-FL6 C, 6.73% (1 Month USD LIBOR + 2.05%, Rate Floor: 2.05%) due 03/15/36[1]	03/15/21	5,550,000	5,186,570
BSPRT Issuer Ltd.
2021-FL7 B, 6.73% (1 Month USD LIBOR + 2.05%, Rate Floor: 2.05%) due 12/15/38[1]	12/09/21	4,875,000	4,698,999
BXMT Ltd.
2020-FL2 AS, 6.01% (1 Month Term SOFR + 1.26%, Rate Floor: 1.15%) due 02/15/38[1]	06/03/20	5,928,099	5,752,173
BXMT Ltd.
2020-FL2 C, 6.51% (1 Month Term SOFR + 1.76%, Rate Floor: 1.65%) due 02/15/38[1]	09/25/20	5,313,184	4,772,275
Cascade Funding Mortgage Trust
2018-RM2 4.00% (WAC) due 10/25/68[1]	11/02/18	8,080,394	7,820,091
Cascade Funding Mortgage Trust
2019-RM3 2.80% (WAC) due 06/25/69[1]	06/25/19	4,223,325	4,076,530
Central Storage Safety Project Trust
4.82% due 02/01/38	02/02/18	18,638,286	15,557,826
CFMT LLC
2022-HB9 3.25% (WAC) due 09/25/37[1]	09/23/22	8,284,095	8,346,720
CHCP Ltd.
2021-FL1 B, 6.42% (1 Month Term SOFR + 1.76%, Rate Floor: 1.65%) due 02/15/38[1]	02/12/21	6,565,276	6,234,462
CHCP Ltd.
2021-FL1 C, 6.87% (1 Month Term SOFR + 2.21%, Rate Floor: 2.10%) due 02/15/38[1]	02/12/21	2,950,000	2,778,158
Copper River CLO Ltd.
2007-1A INC, due 01/20/21[3]	05/09/14	—	151
FKRT
2.21% due 11/30/58	09/24/21	117,199,714	114,183,598
FS Rialto
2021-FL3 C, 6.78% (1 Month USD LIBOR + 2.05%, Rate Floor: 2.05%) due 11/16/36[1]	10/21/21	31,150,000	29,297,413
FS Rialto Issuer LLC
2022-FL7 B, 8.60% (1 Month Term SOFR + 3.91%, Rate Floor: 3.91%) due 10/19/39[1]	11/18/22	1,986,012	1,979,510

110 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Restricted Securities	Acquisition Date	Cost	Value
HGI CRE CLO Ltd.
2021-FL2 B, 6.23% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 09/17/36[1]	09/17/21	$5,000,000	$4,730,221
HGI CRE CLO Ltd.
2021-FL2 C, 6.53% (1 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 09/17/36[1]	09/17/21	1,000,000	935,953
LCCM Trust
2021-FL2 B, 6.58% (1 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 12/13/38[1]	03/30/23	380,389	375,792
LoanCore Issuer Ltd.
2021-CRE4 D, 7.17% (30 Day Average SOFR + 2.61%, Rate Floor: 2.50%) due 07/15/35[1]	09/16/21	5,600,262	5,306,176
LoanCore Issuer Ltd.
2019-CRE3 B, 6.28% (1 Month USD LIBOR + 1.60%, Rate Floor: 1.60%) due 04/15/34[1]	07/27/20	4,370,102	4,338,827
LSTAR Securities Investment Ltd.
2021-1 7.46% (1 Month USD LIBOR + 2.80%, Rate Floor: 1.80%) due 02/01/26[1]	02/04/21	39,114,233	38,327,294
MF1 Multifamily Housing Mortgage Loan Trust
2021-FL6 D, 7.26% (1 Month USD LIBOR + 2.55%, Rate Floor: 2.55%) due 07/16/36[1]	06/10/21	3,800,000	3,509,299
SPSS
5.14% due 11/15/52	03/30/23	134,357	134,773
STWD Ltd.
2021-FL2 C, 6.81% (1 Month USD LIBOR + 2.10%, Rate Floor: 2.10%) due 04/18/38[1]	04/19/21	2,820,000	2,597,856
STWD Ltd.
2019-FL1 AS, 6.17% (1 Month Term SOFR + 1.51%, Rate Floor: 1.40%) due 07/15/38[1]	08/14/20	2,194,474	2,158,676
Towd Point Revolving Trust
4.83% due 09/25/64	03/17/22	81,499,446	78,953,125
TRTX Issuer Ltd.
2019-FL3 B, 6.61% (1 Month Term SOFR + 1.86%, Rate Floor: 1.75%) due 10/15/34[1]	01/05/21	1,495,620	1,473,937
		$408,714,805	$389,706,638

[1]

Variable rate security. Rate indicated is the rate effective at March 31, 2023. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

[2]	Security is in default of interest and/or principal obligations.
[3]	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 111

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Note 11 – Line of Credit

The Trust, along with other affiliated trusts, secured a 364-day committed, $1,230,000,000 line of credit from Citibank, N.A., which was in place through September 30, 2022, at which time the line of credit was renewed as a 364-day committed, $1,150,000,000 line of credit. A Fund may draw (borrow) from the line of credit as a temporary measure for emergency purposes, to facilitate redemption requests, or for other short-term liquidity purposes consistent with the Fund’s investment objective and program. For example, it may be advantageous for the Fund to borrow money rather than sell existing portfolio positions to meet redemption requests. Fees related to borrowings, if any, vary under this arrangement between the greater of Citibank’s “base rate”, SOFR plus 1%, or the federal funds rate plus 1/2 of 1%.

The commitment fee that may be paid by the Funds is at an annualized rate of 0.15% of the average daily amount of their allocated unused commitment amount. The commitment fee amount is allocated to the individual Funds based on the respective net assets of each participating Fund and is referenced in the Funds’ Statement of Operations under “Line of credit fees”. The Funds did not have any borrowings under this agreement as of and for the period ended March 31, 2023.

Note 12 – Market Risks

The value of, or income generated by, the investments held by the Fund are subject to the possibility of rapid and unpredictable fluctuation, and loss that may result from various factors. These factors include, among others, developments affecting individual companies, or from broader influences, including real or perceived changes in prevailing interest rates (which have since risen and may continue to rise), changes in inflation rates or expectations about inflation rates (which are currently elevated relative to normal conditions), adverse investor confidence or sentiment, changing economic, political (including geopolitical), social or financial market conditions, increased instability or general uncertainty, environmental disasters, governmental actions, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, actual or threatened wars or other armed conflicts (such as the current Russia-Ukraine conflict and its risk of expansion or collateral economic and other effects) or ratings downgrades, and other similar events, each of which may be temporary or last for extended periods. Moreover, changing economic, political, geopolitical, social, financial market or other conditions in one country or geographic region could adversely affect the value, yield and return of the investments held by the Fund in a different country or geographic region, economy, and market because of the increasingly interconnected global economies and financial markets. The duration and extent of the foregoing types of factors or conditions are highly uncertain and difficult to predict and have in the past, and may in the future, cause volatility and distress in economies and financial markets or other adverse circumstances, which may negatively affect the value of the Fund’s investments and performance of the Fund.

112 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(concluded)

Note 13 – Subsequent Events

The Fund evaluated subsequent events through the date the financial statements were available for issue and determined there were no material events that would require adjustment to or disclosure in the Fund’s financial statements.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 113

OTHER INFORMATION (Unaudited)

Delivery of Shareholder Reports

Paper copies of the Fund’s annual and semi-annual shareholder reports are not sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary. Instead, the reports are made available on a website, and you are notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future shareholder reports in paper free of charge. If you hold shares of the Fund directly, you can inform the Fund that you wish to receive paper copies of reports by calling 800.820.0888. If you hold shares of the Fund through a financial intermediary, please contact the financial intermediary to make this election. Your election to receive reports in paper may apply to all Guggenheim Funds in which you are invested and may apply to all Guggenheim funds held with your financial intermediary.

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Sector Classification

Information in the Schedule of Investments is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. The Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Fund usually classifies sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The Fund’s Forms N-PORT and N-Q are available on the SEC’s website at https://www.sec.gov. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 800.820.0888.

114 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

A Board of Trustees oversees the Trust, as well as other trusts of GI, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by visiting guggenheiminvestments.com or by calling 800.820.0888.

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INDEPENDENT TRUSTEES:
Randall C. Barnes (1951)	Trustee and Chair of the Valuation Oversight Committee	Since 2014 (Trustee) Since 2020 (Chair of the Valuation Oversight Committee)	Current: Private Investor (2001-present). Former: Senior Vice President and Treasurer, PepsiCo, Inc. (1993-1997); President, Pizza Hut International (1991-1993); Senior Vice President, Strategic Planning and New Business Development, PepsiCo, Inc. (1987-1990).	155

Current: Advent Convertible and Income Fund (2005-present); Purpose Investments Funds (2013-present).

Former: Fiduciary/Claymore Energy Infrastructure Fund (2004-2022); Guggenheim Enhanced Equity Income Fund (2005-2021); Guggenheim Credit Allocation Fund (2013-2021).

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 115

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INDEPENDENT TRUSTEES - continued
Angela Brock-Kyle (1959)	Trustee	Since 2019	Current: Founder and Chief Executive Officer, B.O.A.R.D.S. (2013-present); Director, Mutual Fund Directors Forum (2022-present). Former: Senior Leader, TIAA (1987-2012).	154

Current: Bowhead Insurance GP, LLC (2020-present); Hunt Companies, Inc. (2019-present).

Former: Fiduciary/Claymore Energy Infrastructure Fund (2019-2022); Guggenheim Enhanced Equity Income Fund (2019-2021); Guggenheim Credit Allocation Fund (2019-2021); Infinity Property & Casualty Corp. (2014-2018).

Thomas F. Lydon, Jr. (1960)	Trustee and Chair of the Contracts Review Committee	Since 2019 (Trustee) Since 2020 (Chair of the Contracts Review Committee)	Current: President, Global Trends Investments (1996-present); Chief Executive Officer, ETF Flows, LLC (2019-present); Chief Executive Officer, Lydon Media (2016-present); Director, GDX Index Partners, LLC (2021-present); Vice Chairman, VettaFi (2022-present).	154

Current: US Global Investors, Inc. (GROW) (1995-present).

Former: Fiduciary/Claymore Energy Infrastructure Fund (2019-2022); Guggenheim Enhanced Equity Income Fund (2019-2021); Guggenheim Credit Allocation Fund (2019-2021); Harvest Volatility Edge Trust (3) (2017-2019).

116 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INDEPENDENT TRUSTEES - continued
Ronald A. Nyberg (1953)	Trustee and Chair of the Nominating and Governance Committee	Since 2014	Current: Of Counsel, Momkus LLP (2016-present). Former: Partner, Nyberg & Cassioppi, LLC (2000-2016); Executive Vice President, General Counsel, and Corporate Secretary, Van Kampen Investments (1982-1999).	155

Current: Advent Convertible and Income Fund (2003-present); PPM Funds (2) (2018-present); NorthShore-Edward-Elmhurst Health (2012-present).

Former: Fiduciary/Claymore Energy Infrastructure Fund (2004-2022); Guggenheim Enhanced Equity Income Fund (2005-2021); Guggenheim Credit Allocation Fund (2013-2021); Western Asset Inflation-Linked Opportunities & Income Fund (2004-2020); Western Asset Inflation-Linked Income Fund (2003-2020).

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 117

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INDEPENDENT TRUSTEES - continued
Sandra G. Sponem (1958)	Trustee and Chair of the Audit Committee	Since 2019 (Trustee) Since 2020 (Chair of the Audit Committee)	Current: Retired. Former: Senior Vice President and Chief Financial Officer, M.A. Mortenson-Companies, Inc. (2007-2017).	154

Current: SPDR Series Trust (81) (2018-present); SPDR Index Shares Funds (30) (2018-present); SSGA Active Trust (14) (2018-present).

Former: Fiduciary/Claymore Energy Infrastructure Fund (2019-2022); Guggenheim Enhanced Equity Income Fund (2019-2021); Guggenheim Credit Allocation Fund (2019-2021); SSGA Master Trust (1) (2018-2020).

118 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INDEPENDENT TRUSTEES - concluded
Ronald E. Toupin, Jr. (1958)	Trustee, Chair of the Board and Chair of the Executive Committee	Since 2014

Current: Portfolio Consultant (2010-present); Member, Governing Council, Independent Directors Council (2013-present); Governor, Board of Governors, Investment Company Institute (2018-present).

Former: Member, Executive Committee, Independent Directors Council (2016-2018); Vice President, Manager and Portfolio Manager, Nuveen Asset Management (1998-1999); Vice President, Nuveen Investment Advisory Corp. (1992-1999); Vice President and Manager, Nuveen Unit Investment Trusts (1991-1999); and Assistant Vice President and Portfolio Manager, Nuveen Unit Investment Trusts (1988-1999), each of John Nuveen & Co., Inc. (1982-1999).

154

Former: Fiduciary/Claymore Energy Infrastructure Fund (2004-2022); Guggenheim Enhanced Equity Income Fund (2005-2021); Guggenheim Credit Allocation Fund (2013-2021); Western Asset Inflation-Linked Opportunities & Income Fund (2004-2020); Western Asset Inflation-Linked Income Fund (2003-2020).

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 119

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INTERESTED TRUSTEE:
Amy J. Lee**** (1961)	Trustee, Vice President and Chief Legal Officer	Since 2018 (Trustee) Since 2014 (Chief Legal Officer) Since 2007 (Vice President)	Current: Interested Trustee, certain other funds in the Fund Complex (2018-present); Chief Legal Officer, certain other funds in the Fund Complex (2014-present); Vice President, certain other funds in the Fund Complex (2007-present); Senior Managing Director, Guggenheim Investments (2012-present). Former: President and Chief Executive Officer, certain other funds in the Fund Complex (2017-2019); Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).	154	Former: Fiduciary/Claymore Energy Infrastructure Fund (2018-2022); Guggenheim Enhanced Equity Income Fund (2018-2021); Guggenheim Credit Allocation Fund (2018-2021).

*	The business address of each Trustee is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, Illinois 60606.
**	Each Trustee serves an indefinite term, until his or her successor is elected and qualified. Time served includes time served in the respective position for the Predecessor Corporation.
***

Each Trustee also serves on the Boards of Trustees of Guggenheim Funds Trust, Guggenheim Variable Funds Trust, Guggenheim Strategy Funds Trust, Guggenheim Taxable Municipal Bond & Investment Grade Debt Trust, Guggenheim Strategic Opportunities Fund, Guggenheim Energy & Income Fund, Guggenheim Active Allocation Fund, Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust and Transparent Value Trust. Messrs. Barnes and Nyberg also serve on the Board of Trustees of Advent Convertible & Income Fund.

****	This Trustee is deemed to be an “interested person” of the Fund under the 1940 Act by reason of her position with the Fund’s Adviser and/or the parent of the Adviser

120 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years
OFFICERS
Brian E. Binder (1972)	President and Chief Executive Officer	Since 2018

Current: President, Mutual Funds Boards, Guggenheim Investments (2022-present); President and Chief Executive Officer, certain other funds in the Fund Complex (2018-present); President, Mutual Funds Boards, Guggenheim Funds Investment Advisors, LLC and Security Investors, LLC (2018-present); Board Member, Guggenheim Partners Investment Funds plc (2022-present); Board Member, Guggenheim Global Investments plc (2022-present); Board Member of Guggenheim Partners Fund Management (Europe) Limited (2018-present).

Former: Senior Managing Director and Chief Administrative Officer, Guggenheim Investments (2018-2022); Managing Director and President, Deutsche Funds, and Head of US Product, Trading and Fund Administration, Deutsche Asset Management (2013-2018); Managing Director, Chairman of North American Executive Committee and Head of Business Management and Consulting, Invesco Ltd. (2010-2012).

James M. Howley (1972)	Chief Financial Officer, Chief Accounting Officer and Treasurer	Since 2022

Current: Managing Director, Guggenheim Investments (2004-present); Chief Financial Officer, Chief Accounting Officer, and Treasurer, certain other funds in the Fund Complex (2022-present).

Former: Assistant Treasurer, certain other funds in the Fund Complex (2006-2022); Manager, Mutual Fund Administration of Van Kampen Investments, Inc. (1996-2004).

Mark E. Mathiasen (1978)	Secretary	Since 2014	Current: Secretary, certain other funds in the Fund Complex (2007-present); Managing Director, Guggenheim Investments (2007-present).
Glenn McWhinnie (1969)	Assistant Treasurer	Since 2016	Current: Vice President, Guggenheim Investments (2009-present); Assistant Treasurer, certain other funds in the Fund Complex (2016-present).
Michael P. Megaris (1984)	Assistant Secretary	Since 2014	Current: Assistant Secretary, certain other funds in the Fund Complex (2014-present); Managing Director, Guggenheim Investments (2012-present).

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 121

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years
OFFICERS - continued
Elisabeth Miller (1968)	Chief Compliance Officer	Since 2012

Current: Chief Compliance Officer, certain other funds in the Fund Complex (2012-present); Senior Managing Director, Guggenheim Investments (2012-present); Senior Managing Director, Guggenheim Funds Distributors, LLC (2014-present).

Former: Chief Compliance Officer, Security Investors, LLC and Guggenheim Funds Investment Advisors, LLC (2012-2018); Chief Compliance Officer, Guggenheim

Distributors, LLC (2009-2014); Senior Manager, Security Investors, LLC (2004-2014); Senior Manager, Guggenheim Distributors, LLC (2004-2014).

Margaux Misantone (1978)	AML Officer	Since 2017

Current: Chief Compliance Officer, Security Investors, LLC and Guggenheim Funds Investment Advisors, LLC (2018-present); AML Officer, Security Investors, LLC and certain other funds in the Fund Complex (2017-present); Managing Director, Guggenheim Investments (2015-present).

Former: Assistant Chief Compliance Officer, Security Investors, LLC and Guggenheim Funds Investments Advisors, LLC (2015-2018).

Kimberly J. Scott (1974)	Assistant Treasurer	Since 2014

Current: Director, Guggenheim Investments (2012-present); Assistant Treasurer, certain other funds in the Fund Complex (2012-present).

Former: Financial Reporting Manager, Invesco, Ltd. (2010-2011); Vice President/Assistant Treasurer, Mutual Fund Administration for Van Kampen Investments, Inc./Morgan Stanley Investment Management (2009-2010); Manager of Mutual Fund Administration, Van Kampen Investments, Inc./Morgan Stanley Investment Management (2005-2009).

Bryan Stone (1979)	Vice President	Since 2014

Current: Vice President, certain other funds in the Fund Complex (2014-present); Managing Director, Guggenheim Investments (2013-present).

Former: Senior Vice President, Neuberger Berman Group LLC (2009-2013); Vice President, Morgan Stanley (2002-2009).

122 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(concluded)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years
OFFICERS - concluded
Jon Szafran (1989)	Assistant Treasurer	Since 2017

Current: Director, Guggenheim Investments (2017-present); Assistant Treasurer, certain other funds in the Fund Complex (2017-present).

Former: Assistant Treasurer of Henderson Global Funds and Manager of US Fund Administration, Henderson Global Investors (North America) Inc. (“HGINA”), (2017); Senior Analyst of US Fund Administration, HGINA (2014–2017); Senior Associate of Fund Administration, Cortland Capital Market Services, LLC (2013-2014); Experienced Associate, PricewaterhouseCoopers LLP (2012-2013).

*	The business address of each officer is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, Illinois 60606.
**	Each officer serves an indefinite term, until his or her successor is duly elected and qualified.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 123

GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)

Who We Are

This Privacy Notice describes the data protection practices of Guggenheim Investments. Guggenheim Investments as used herein refers to the affiliated investment management businesses of Guggenheim Partners, LLC: Guggenheim Funds Investment Advisors, LLC, Guggenheim Partners Investment Management, LLC, Guggenheim Funds Distributors, LLC, Security Investors, LLC, Guggenheim Investment Advisors (Europe) Limited, Guggenheim Real Estate, LLC, GS Gamma Advisors, LLC, Guggenheim Partners India Management, LLC, Guggenheim Partners Europe Limited, as well as the funds in the Guggenheim Funds complex (the “Funds”) (“Guggenheim Investments,” “we,” “us,” or “our”).

Guggenheim Partners Investment Management Holdings, LLC, located at 330 Madison Avenue, New York, New York, 10017 is the data controller for your information. The affiliates who are also controllers of certain of your information are: Guggenheim Investment Advisors (Europe) Limited, Guggenheim Partners Europe Limited, Guggenheim Partners, LLC, Guggenheim Funds Investment Advisors, LLC, Guggenheim Partners Investment Management, LLC, Guggenheim Funds Distributors, LLC and Security Investors, LLC, as well as the Funds.

Our Commitment to You

Guggenheim Investments considers your privacy our utmost concern. When you become our client or investor, you entrust us with not only your hard-earned money but also with your personal and financial information. Because we have access to your private information, we hold ourselves to the highest standards in its safekeeping and use. We strictly limit how we share your information with others, whether you are a current or former Guggenheim Investments client or investor.

The Information We Collect About You

We collect certain nonpublic personal information about you from information you provide on applications, other forms, our website, and/or from third parties including investment advisors. This information includes Social Security or other tax identification number, assets, income, tax information, retirement and estate plan information, transaction history, account balance, payment history, bank account information, marital status, family relationships, information that we collect on our website through the use of “cookies,” and other personal information that you or others provide to us. We may also collect such information through your inquiries by mail, e-mail or telephone. We may also collect customer due diligence information, as required by applicable law and regulation, through third party service providers.

How We Handle Your Personal Information

The legal basis for using your information as set out in this Privacy Notice is as follows: (a) use of your personal data is necessary to perform our obligations under any contract with you (such as a contract for us to provide financial services to you); or (b) where use of your personal data is not necessary for performance of a contract, use of your personal data is necessary for our

124 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)(continued)

legitimate interests or the legitimate interests of others (for example, to enforce the legal terms governing our services, operate and market our website and other services we offer, ensure safe environments for our personnel and others, make and receive payments, prevent fraud and to know the customer to whom we are providing the services). Some processing is done to comply with applicable law.

In addition to the specific uses described above, we also use your information in the following manner:

●	We use your information in connection with servicing your accounts.

●	We use information to respond to your requests or questions. For example, we might use your information to respond to your customer feedback.

●	We use information to improve our products and services. We may use your information to make our website and products better. We may use your information to customize your experience with us.

●	We use information for security purposes. We may use your information to protect our company and our customers.

●

We use information to communicate with you. For example, we will communicate with you about your account or our relationship. We may contact you about your feedback. We might also contact you about this Privacy Notice. We may also enroll you in our email newsletter.

●	We use information as otherwise permitted by law, as we may notify you.

●

Aggregate/Anonymous Data. We may aggregate and/or anonymize any information collected through the website so that such information can no longer be linked to you or your device (“Aggregate/Anonymous Information”). We may use Aggregate/Anonymous Information for any purpose, including without limitation for research and marketing purposes, and may also share such data with any third parties, including advertisers, promotional partners, and sponsors. We do not sell information about current or former clients or their accounts to third parties. Nor do we share this information, except when necessary to complete transactions at your request, to make you aware of investment products and services that we or our affiliates offer, or as permitted or required by law.

We provide information about you to companies and individuals not affiliated with Guggenheim Investments to complete certain transactions or account changes, or to perform services for us related to your account. For example, if you ask to transfer assets from another financial institution to Guggenheim Investments, we must provide certain information about you to that company to complete the transaction. We provide the third party with only the information necessary to carry out its responsibilities and only for that purpose. And we require these third parties to treat your private information with the same high degree of confidentiality that we do.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 125

GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)(continued)

To alert you to other Guggenheim Investments products and services, we share your information within our family of affiliated companies. You may limit our sharing with affiliated companies as set out below. We may also share information with any successor to all or part of our business, or in connection with steps leading up to a merger or acquisition. For example, if part of our business was sold we may give customer information as part of that transaction. We may also share information about you with your consent.

We will release information about you if you direct us to do so, if we are compelled by law to do so, or in other circumstances as permitted by law (for example, to protect your account from fraud).

If you close your account(s) or become an inactive client or investor, we will continue to adhere to the privacy policies and practices described in this notice.

Opt-Out Provisions and Your Data Choices

The law allows you to “opt out” of certain kinds of information sharing with third parties. We do not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.

When you are no longer our client or investor, we continue to share your information as described in this notice, and you may contact us at any time to limit our sharing by sending an email to CorporateDataPrivacy@GuggenheimPartners.com.

European Union Data Subjects and certain others: In addition to the choices set forth above, residents of the European Union and certain other jurisdictions have certain rights to (1) request access to or rectification or deletion of information we collect about them, (2) request a restriction on the processing of their information, (3) object to the processing of their information, or (4) request the portability of certain information. To exercise these or other rights, please contact us using the contact information below. We will consider all requests and provide our response within the time period stated by applicable law. Please note, however, that certain information may be exempt from such requests in some circumstances, which may include if we need to keep processing your information for our legitimate interests or to comply with a legal obligation. We may request you provide us with information necessary to confirm your identity before responding to your request.

Residents of France and certain other jurisdictions may also provide us with instructions regarding the manner in which we may continue to store, erase and share your information after your death, and where applicable, the person you have designated to exercise these rights after your death.

How We Protect Privacy Online

We take steps to protect your privacy when you use our web site – www.guggenheiminvestments.com – by using secure forms of online communication, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These safeguards vary based

126 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)(concluded)

on the sensitivity of the information that we collect and store. However, we cannot and do not guarantee that these measures will prevent every unauthorized attempt to access, use, or disclose your information since despite our efforts, no Internet and/or other electronic transmissions can be completely secure. Our web site uses “http cookies”—tiny pieces of information that we ask your browser to store. We use cookies for session management and security features on the Guggenheim Investments web site. We do not use them to pull data from your hard drive, to learn your e-mail address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the legal information area on our web site for more details about web site security and privacy features.

How We Safeguard Your Personal Information and Data Retention

We restrict access to nonpublic personal information about you to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

We keep your information for no longer than necessary for the purposes for which it is processed. The length of time for which we retain information depends on the purposes for which we collected and use it and/or as required to comply with applicable laws. Information may persist in copies made for backup and business continuity purposes for additional time.

International Visitors

If you are not a resident of the United States, please be aware that your information may be transferred to, stored and processed in the United States where our servers are located and our databases are operated. The data protection and other laws of the United States and other countries might not be as comprehensive as those in your country.

In such cases, we ensure that a legal basis for such a transfer exists and that adequate protection is provided as required by applicable law, for example, by using standard contractual clauses or by transferring your data to a jurisdiction that has obtained an adequacy finding. Individuals whose data may be transferred on the basis of standard contractual clauses may contact us as described below.

We’ll Keep You Informed

If you have any questions or concerns about how we treat your personal data, we encourage you to consult with us first. You may also contact the relevant supervisory authority.

We reserve the right to modify this policy at any time and will inform you promptly of material changes. You may access our privacy policy from our web site at www.guggenheiminvestments.com. Should you have any questions regarding our privacy policy, contact us by email at CorporateDataPrivacy@GuggenheimPartners.com.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 127

This page intentionally left blank.

This page intentionally left blank.

3.31.2023

Guggenheim Funds Semi-Annual Report

Guggenheim Ultra Short Duration Fund

GuggenheimInvestments.com	USD-SEMI-0323x0923

GUGGENHEIM

Fast, Convenient, and Secure

Sign up for eDelivery from Guggenheim

Guggenheim's eDelivery service allows you to waive postal delivery and provides a fast, convenient, and secure way to access your account documents and shareholder communications such as statements, confirmations, prospectuses, and annual and semi-annual reports.

With Guggenheim's eDelivery service, you can:

- Receive important account information faster
- Reduce the chance of mail fraud and identity theft
- Positively impact the environment
- Increase shareholder value by reducing printing and mailing costs

For more information, visit *GuggenheimInvestments.com/eDelivery* or call our Client Services group at 800 820 0888.

It's easy to enroll:

To register your account and begin receiving some or all of your shareholder communications electronically, follow these simple steps:

1 **Go to** *GuggenheimInvestments.com/myaccount*

If you are a new user, you can also establish your User ID and password here.

2 **Log into your account**

3 **Select "Profile" on the left**

4 **Select "Edit Delivery" at the bottom**

5 **Select the eDelivery radio buttons**

6 **Enter your email address, and check the box that you have read the Terms and Conditions**

7 **Hit "Submit"**

GI-GOGREEN-1022 x1023 #54520

Guggenheim Investments eDelivery Service Notice

DEAR SHAREHOLDER	2
ECONOMIC AND MARKET OVERVIEW	4
ABOUT SHAREHOLDERS’ FUND EXPENSES	6
ULTRA SHORT DURATION FUND	9
NOTES TO FINANCIAL STATEMENTS	35
OTHER INFORMATION	55
INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	56
GUGGENHEIM INVESTMENTS PRIVACY NOTICE	64

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 1

March 31, 2023

Dear Shareholder:

Guggenheim Partners Investment Management, LLC (the “Investment Manager”) is pleased to present the shareholder report for Guggenheim Ultra Short Duration Fund (the “Fund”) for the semi-annual fiscal period ended March 31, 2023 (the “Reporting Period”).

The Investment Manager is responsible for the management of the Funds’ portfolio of investments. It is an affiliate of Guggenheim Partners, LLC (“Guggenheim”), a global diversified financial services firm.

Guggenheim Funds Distributors, LLC is the distributor of the Funds. Guggenheim Funds Distributors, LLC is affiliated with Guggenheim Partners, LLC and the Investment Manager.

We encourage you to read the Economic and Market Overview section of the report, which follows this letter.

We are committed to providing innovative investment solutions and appreciate the trust you place in us.

Sincerely,

Guggenheim Partners Investment Management, LLC

April 30, 2023

Read a prospectus and summary prospectus (if available) carefully before investing. It contains the investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at guggenheiminvestments.com or call 800.820.0888.

This material is not intended as a recommendation or as investment advice of any kind, including in connection with rollovers, transfers, and distributions. Such material is not provided in a fiduciary capacity, may not be relied upon for or in connection with the making of investment decisions, and does not constitute a solicitation of an offer to buy or sell securities. All content has been provided for informational or educational purposes only and is not intended to be and should not be construed as legal or tax advice and/or a legal opinion. Always consult a financial, tax and/or legal professional regarding your specific situation.

2 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

March 31, 2023

Ultra Short Duration Fund may not be suitable for all investors. The investments in fixed-income instruments are subject to the possibility that interest rates could rise, causing the value of the holdings and share price to decline. Investors in asset- backed securities, including collateralized loan obligations (CLOs) generally receive payments that are part interest and part return of principal. These payments may vary based on the rate loans are repaid. Some asset-backed securities may have structures that make their reaction to interest rates and other factors difficult to predict, making their prices volatile and they are subject to liquidity and valuation risk. CLOs bear similar risks to investing in loans directly. Investments in loans involve special types of risks, including credit, interest rate, counterparty, prepayment, liquidity, and valuation risks. Loans are often below investment grade, may be unrated, and typically offer a fixed or floating interest rate. High yield and unrated debt securities are at a greater risk of default than investment grade bonds and may be less liquid, which may increase volatility. The use of leverage, through borrowings or instruments such as derivatives, may cause the fund to be more volatile and riskier than if it had not been leveraged. The more a fund invests in leveraged instruments, the more the leverage will magnify any gains or losses on those investments. Foreign securities carry unique or additional risks when compared to U.S. securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity and more volatility, limited legal recourse and higher transactional costs, all of which are enhanced when investing in emerging markets. In addition, investments in emerging markets are subject to risks associated with trading in smaller markets, lower volumes of trading, and being subject to lower levels of government regulation and less extensive accounting, financial and other reporting requirements. It is important to note that the Fund is not guaranteed by the U.S. government. Please read the prospectus for more detailed information regarding these and other risks.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 3

ECONOMIC AND MARKET OVERVIEW (Unaudited)	March 31, 2023

Developments in March 2023 highlighted the increasingly difficult place in which the U.S. Federal Reserve (the “Fed”) and other central banks find themselves as they work toward restoring price stability and maintaining financial stability. The collapse of Silicon Valley Bank and Signature Bank prompted banks to rush for liquidity support from the Fed, totaling $165 billion in the immediate aftermath. Overseas, the Swiss National Bank provided the equivalent of $54 billion in emergency liquidity to Credit Suisse before a deal was struck with rival UBS to buy it for $3.25 billion.

Heightened concerns about further bank stress and central banks’ ability to continue aggressively tightening monetary policy weighed heavily on market-implied expectations for the path of policy rates. Nevertheless, in March 2023 the Fed raised rates by 25 basis points and the European Central Bank raised rates by 50 basis points. One basis point equals 0.01%. We expect central banks will continue to raise rates over the next few months in their continuing effort to bring inflation to heel, despite the cracks in financial stability that are beginning to show.

While markets were volatile, data releases indicated that the U.S. economy is still on a relatively firm footing. March job growth came in at 236,000, well above the level needed to keep the unemployment rate from rising. Housing data has surprised to the upside, likely in response to the recent softening of mortgage rates. Meanwhile, the S&P Global U.S. composite Purchasing Managers’ Index (“PMI”) rose to a 10-month high, with strength especially evident in sub-indices for the service sector. Forward-looking data looks more concerning, however, with the Leading Economic Index turning down further, initial signs of job loss in the most cyclical and interest rate sensitive sectors, and business surveys souring on the economic outlook and plans for spending and hiring.

The Fed acknowledged in its March 2023 Federal Open Market Committee meeting statement that a contraction of credit emanating from volatility in the banking sector was likely to create new headwinds for the economy. In recognition of this new risk, the Fed’s updated Summary of Economic Projections showed a small downward revision of real gross domestic product growth this year, from 0.5 percent to 0.4 percent, followed by a larger downward revision for next year, from 1.6 percent to 1.2 percent. We continue to expect a recession could begin midway through the year.

For the Reporting Period, the S&P 500® Index* returned 15.62%. The MSCI Europe-Australasia-Far East (“EAFE”) Index* (gross) returned 27.52%. The return of the MSCI Emerging Markets Index* (gross) was 14.20%.

In the bond market, the Bloomberg U.S. Aggregate Bond Index* posted a 4.89% return for the Reporting Period, while the Bloomberg U.S. Corporate High Yield Index* returned 7.89%. The return of the ICE Bank of America (“BofA”) 3-Month U.S. Treasury Bill Index* was 1.94% for the six-month period.

4 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ECONOMIC AND MARKET OVERVIEW (Unaudited)(concluded)	March 31, 2023

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

*Index Definitions:

The following indices are referenced throughout this report. Indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees, or expenses.

Bloomberg U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, mortgage-backed securities or “MBS” (agency fixed-rate and hybrid adjustable-rate mortgage, or “ARM”, pass-throughs), asset-backed securities (“ABS”), and commercial mortgage-backed securities (“CMBS”) (agency and non-agency).

Bloomberg U.S. Corporate High Yield Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB +/BB + or below.

Bloomberg 1-3 Month U.S. Treasury Bill Index includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months and more than 1 month, are rated investment grade, and have $250 million or more of outstanding face value. In addition, the securities must be denominated in U.S. dollars and must be fixed rate and nonconvertible. The 1-3 Month U.S. Treasury Bill Index is market capitalization weighted and the securities in the index are updated on the last business day of each month.

ICE BofA 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

S&P 500® is a broad-based index, the performance of which is based on the performance of 500 widely held common stocks chosen for market size, liquidity, and industry group representation.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 5

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses, and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, other distributions, and exchange fees, and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning September 30, 2022 and ending March 31, 2023.

The following tables illustrate the Fund’s costs in two ways:

Table 1. Based on actual Fund return: This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fifth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return: This section is intended to help investors compare a fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

6 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(continued)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges (“CDSC”) on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about the Fund’s expenses, including annual expense ratios for periods up to five years (subject to the Fund’s inception date), can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 7

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(concluded)

	Expense Ratio[1]	Fund Return	Beginning Account Value September 30, 2022	Ending Account Value March 31, 2023	Expenses Paid During Period[2]
Table 1. Based on actual Fund return[3]
A-Class	0.60%	3.27%	$ 1,000.00	$ 1,032.70	$ 3.04
Institutional Class	0.35%	3.51%	1,000.00	1,035.10	1.78

Table 2. Based on hypothetical 5% return (before expenses)
A-Class	0.60%	5.00%	$ 1,000.00	$ 1,021.94	$ 3.02
Institutional Class	0.35%	5.00%	1,000.00	1,023.19	1.77

[1]

This ratio represents annualized net expenses, which may include short interest expense. Excluding these expenses, the operating expense ratios for the Fund would be 0.58% and 0.33% for the A-Class and Institutional Class, respectively. Excludes expenses of the underlying funds in which the Fund invests.

[2]

Expenses are equal to the Fund’s annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

[3]	Actual cumulative return at net asset value for the period September 30, 2022 to March 31, 2023.

8 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 31, 2023

ULTRA SHORT DURATION FUND

OBJECTIVE: Seeks a high level of income consistent with the preservation of capital.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	November 30, 2018
Institutional Class	March 11, 2014

Ten Largest Holdings (% of Total Net Assets)
Lake Shore MM CLO III LLC, 6.27%	2.1%
Athene Global Funding, 5.31%	2.0%
BX Commercial Mortgage Trust, 6.33%	1.8%
F&G Global Funding, 0.90%	1.7%
ABPCI Direct Lending Fund CLO V Ltd., 6.31%	1.5%
Microchip Technology, Inc., 2.67%	1.5%
BRAVO Residential Funding Trust, 1.62%	1.3%
NYMT Loan Trust, 1.67%	1.3%
OSAT Trust, 2.12%	1.2%
Golub Capital Partners CLO 49M Ltd., 6.34%	1.1%
Top Ten Total	15.5%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 9

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(continued)	March 31, 2023

Portfolio Composition by Quality Rating[1]
Rating	% of Total Investments
Fixed Income Instruments
AAA	32.0%
AA	10.2%
A	15.8%
BBB	17.8%
BB	2.5%
B	0.1%
NR2	11.8%
Other Instruments	9.8%
Total Investments	100.0%

[1]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled “NR” have been rated by Moody’s, Standard & Poor’s (“S&P”), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization (“NRSRO”). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating. Security ratings are determined at the time of purchase and may change thereafter.

[2]	NR (not rated) securities do not necessarily indicate low credit quality.

10 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(concluded)	March 31, 2023

Average Annual Returns*

Periods Ended March 31, 2023

	6 Month†	1 Year	5 Year	Since Inception (03/11/14)
Institutional Class Shares	3.51%	2.46%	1.47%	1.36%
Bloomberg 1-3 Month U.S. Treasury Bill Index	1.99%	2.60%	1.38%	0.92%

	6 Month†	1 Year	Since Inception (11/30/18)
A Class Shares	3.27%	2.19%	1.09%
Bloomberg 1-3 Month U.S. Treasury Bill Index	1.99%	2.60%	1.29%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Bloomberg 1-3 Month U.S. Treasury Bill Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return. Prior to November 30, 2018, performance for Institutional Class shares reflects the performance of the Guggenheim Strategy Fund I, which did not charge a management fee and was not publicly offered as a separate investment product.

†	6 month returns are not annualized.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 11

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023
ULTRA SHORT DURATION FUND

	Shares	Value
MONEY MARKET FUND† - 9.8%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 4.43%[1]	39,805,467	$39,805,467
Dreyfus Treasury Obligations Cash Management Fund — Institutional Shares, 4.69%[1]	12,605,678	12,605,678
Total Money Market Fund
(Cost $52,411,145)		52,411,145

	Face Amount
ASSET-BACKED SECURITIES†† - 40.6%
Collateralized Loan Obligations - 32.0%
Lake Shore MM CLO III LLC
2021-2A A1R, 6.27% (3 Month USD LIBOR + 1.48%, Rate Floor: 1.48%) due 10/17/31◊,2	$11,350,000	11,136,139
BXMT Ltd.
2020-FL2 A, 5.76% (1 Month Term SOFR + 1.01%, Rate Floor: 0.90%) due 02/15/38◊,2	3,832,438	3,741,645
2020-FL2 AS, 6.01% (1 Month Term SOFR + 1.26%, Rate Floor: 1.15%) due 02/15/38◊	2,550,000	2,441,215
2020-FL3 AS, 6.42% (30 Day Average SOFR + 1.86%, Rate Floor: 1.75%) due 11/15/37◊,2	2,500,000	2,416,556
HERA Commercial Mortgage Ltd.
2021-FL1 AS, 6.06% (1 Month USD LIBOR + 1.30%, Rate Floor: 1.30%) due 02/18/38◊,2	5,000,000	4,723,989
2021-FL1 A, 5.81% (1 Month USD LIBOR + 1.05%, Rate Floor: 1.05%) due 02/18/38◊,2	3,676,836	3,548,541
ABPCI Direct Lending Fund CLO V Ltd.
2021-5A A1R, 6.31% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 04/20/31◊,2	8,250,000	8,103,874
Palmer Square Loan Funding Ltd.
2021-2A B, 6.32% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 05/20/29◊,2	4,500,000	4,353,098
2021-1A A1, 5.71% (3 Month USD LIBOR + 0.90%, Rate Floor: 0.90%) due 04/20/29◊,2	2,140,477	2,119,406
2022-1A A2, 6.23% (3 Month Term SOFR + 1.60%, Rate Floor: 1.60%) due 04/15/30◊,2	1,000,000	971,746
Golub Capital Partners CLO 49M Ltd.
2021-49A AR, 6.34% (3 Month USD LIBOR + 1.53%, Rate Floor: 1.53%) due 08/26/33◊,2	6,250,000	6,080,942

12 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
ULTRA SHORT DURATION FUND

	Face Amount	Value
CIFC Funding Ltd.
2018-3A AR, 5.67% (3 Month USD LIBOR + 0.87%, Rate Floor: 0.00%) due 04/19/29◊,2	$5,649,855	$5,591,505
ABPCI Direct Lending Fund IX LLC
2021-9A A1R, 6.22% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 11/18/31◊,2	5,700,000	5,588,968
LCM XXIV Ltd.
2021-24A AR, 5.79% (3 Month USD LIBOR + 0.98%, Rate Floor: 0.98%) due 03/20/30◊,2	5,459,118	5,387,475
ABPCI Direct Lending Fund CLO VII, LP
2021-7A A1R, 6.25% (3 Month USD LIBOR + 1.43%, Rate Floor: 1.43%) due 10/20/31◊,2	5,500,000	5,379,425
FS Rialto
2021-FL3 B, 6.53% (1 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 11/16/36◊,2	5,500,000	5,206,240
CHCP Ltd.
2021-FL1 A, 5.82% (1 Month Term SOFR + 1.16%, Rate Floor: 1.05%) due 02/15/38◊,2	5,240,520	5,152,724
Cerberus Loan Funding XXXV, LP
2021-5A A, 6.29% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 09/22/33◊,2	5,000,000	4,896,937
LCCM Trust
2021-FL3 A, 6.13% (1 Month USD LIBOR + 1.45%, Rate Floor: 1.45%) due 11/15/38◊,2	4,100,000	3,955,180
2021-FL2 B, 6.58% (1 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 12/13/38◊	1,000,000	939,479
Carlyle Global Market Strategies CLO Ltd.
2018-4A A1RR, 5.79% (3 Month USD LIBOR + 1.00%, Rate Floor: 1.00%) due 01/15/31◊,2	4,927,378	4,882,996
Golub Capital Partners CLO 54M, LP
2021-54A A, 6.34% (3 Month USD LIBOR + 1.53%, Rate Floor: 1.53%) due 08/05/33◊,2	4,750,000	4,614,720
Shackleton CLO Ltd.
2017-8A A1R, 5.73% (3 Month USD LIBOR + 0.92%, Rate Floor: 0.00%) due 10/20/27◊,2	4,462,625	4,442,917
Parliament CLO II Ltd.
2021-2A A, 6.27% (3 Month USD LIBOR + 1.35%, Rate Floor: 1.35%) due 08/20/32◊,2	4,477,698	4,403,735
Owl Rock CLO IV Ltd.
2021-4A A1R, 6.52% (3 Month USD LIBOR + 1.60%, Rate Floor: 1.60%) due 08/20/33◊,2	4,500,000	4,353,750

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 13

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
ULTRA SHORT DURATION FUND

	Face Amount	Value
Golub Capital Partners CLO 16 Ltd.
2021-16A A1R2, 6.43% (3 Month USD LIBOR + 1.61%, Rate Floor: 1.61%) due 07/25/33◊,2	$4,250,000	$4,184,864
BRSP Ltd.
2021-FL1 B, 6.66% (1 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 08/19/38◊,2	4,250,000	4,005,066
Madison Park Funding XLVIII Ltd.
2021-48A B, 6.25% (3 Month USD LIBOR + 1.45%, Rate Floor: 1.45%) due 04/19/33◊,2	4,000,000	3,901,351
Golub Capital Partners CLO 33M Ltd.
2021-33A AR2, 6.82% (3 Month USD LIBOR + 1.86%, Rate Floor: 1.86%) due 08/25/33◊,2	3,750,000	3,509,941
Cerberus Loan Funding XXX, LP
2020-3A A, 6.64% (3 Month USD LIBOR + 1.85%, Rate Floor: 1.85%) due 01/15/33◊,2	3,000,000	2,970,745
ABPCI Direct Lending Fund CLO II LLC
2021-1A A1R, 6.41% (3 Month USD LIBOR + 1.60%, Rate Floor: 1.60%) due 04/20/32◊,2	3,000,000	2,919,511
MidOcean Credit CLO VII
2020-7A A1R, 5.83% (3 Month USD LIBOR + 1.04%, Rate Floor: 0.00%) due 07/15/29◊,2	2,874,197	2,847,273
BDS Ltd.
2021-FL8 C, 6.31% (1 Month USD LIBOR + 1.55%, Rate Floor: 1.55%) due 01/18/36◊,2	2,000,000	1,864,672
2021-FL8 D, 6.66% (1 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 01/18/36◊,2	1,000,000	934,150
Woodmont Trust
2020-7A A1A, 6.69% (3 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 01/15/32◊,2	2,750,000	2,725,242
Cerberus Loan Funding XXXII, LP
2021-2A A, 6.41% (3 Month USD LIBOR + 1.62%, Rate Floor: 1.62%) due 04/22/33◊,2	2,500,000	2,442,621
THL Credit Lake Shore MM CLO I Ltd.
2021-1A A1R, 6.49% (3 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 04/15/33◊,2	2,250,000	2,194,940
Cerberus Loan Funding XXXIII, LP
2021-3A A, 6.35% (3 Month USD LIBOR + 1.56%, Rate Floor: 1.56%) due 07/23/33◊,2	2,250,000	2,189,469

14 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
ULTRA SHORT DURATION FUND

	Face Amount	Value
Cerberus Loan Funding XXXI, LP
2021-1A A, 6.29% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 04/15/32◊,2	$2,201,930	$2,182,748
ABPCI Direct Lending Fund CLO I LLC
2021-1A A1A2, 6.51% (3 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 07/20/33◊,2	2,250,000	2,165,531
Venture XIV CLO Ltd.
2020-14A ARR, 5.98% (3 Month USD LIBOR + 1.03%, Rate Floor: 1.03%) due 08/28/29◊,2	1,867,187	1,843,216
Fortress Credit Opportunities XI CLO Ltd.
2018-11A A1T, 6.09% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 04/15/31◊,2	1,800,000	1,775,946
Madison Park Funding LIII Ltd.
2022-53A B, 6.40% (3 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 04/21/35◊,2	1,750,000	1,691,235
LoanCore Issuer Ltd.
2019-CRE2 AS, 6.18% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 05/15/36◊,2	983,266	979,167
2018-CRE1 AS, 6.18% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 05/15/28◊,2	521,561	519,399
Allegro CLO IX Ltd.
2018-3A A, 5.96% (3 Month USD LIBOR + 1.17%, Rate Floor: 1.17%) due 10/16/31◊,2	1,500,000	1,475,977
Wellfleet CLO Ltd.
2020-2A A1R, 5.87% (3 Month USD LIBOR + 1.06%, Rate Floor: 0.00%) due 10/20/29◊,2	1,322,142	1,311,201
BCC Middle Market CLO LLC
2021-1A A1R, 6.29% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 10/15/33◊,2	1,250,000	1,216,750
Cerberus Loan Funding XXXVI, LP
2021-6A A, 6.19% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 11/22/33◊,2	1,181,698	1,174,995
Greystone Commercial Real Estate Notes
2021-FL3 B, 6.59% (1 Month Term SOFR + 1.76%, Rate Floor: 1.65%) due 07/15/39◊,2	1,000,000	965,674
STWD Ltd.
2021-FL2 B, 6.51% (1 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 04/18/38◊,2	1,000,000	914,975

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 15

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
ULTRA SHORT DURATION FUND

	Face Amount	Value
ACRE Commercial Mortgage Ltd.
2021-FL4 AS, 5.86% (1 Month USD LIBOR + 1.10%, Rate Floor: 1.10%) due 12/18/37◊,2	$850,000	$824,888
Fortress Credit Opportunities VI CLO Ltd.
2018-6A A2R, 6.41% (3 Month USD LIBOR + 1.60%, Rate Floor: 0.00%) due 07/10/30◊,2	250,000	245,400
2018-6A A1TR, 6.17% (3 Month USD LIBOR + 1.36%, Rate Floor: 0.00%) due 07/10/30◊,2	218,287	214,753
GoldenTree Loan Management US CLO 1 Ltd.
2021-9A X, 5.31% (3 Month USD LIBOR + 0.50%, Rate Floor: 0.50%) due 01/20/33◊,2	428,571	428,130
Golub Capital Partners CLO 17 Ltd.
2017-17A A1R, 6.47% (3 Month USD LIBOR + 1.65%, Rate Floor: 0.00%) due 10/25/30◊,2	319,866	317,149
Voya CLO Ltd.
2019-2A X, 5.46% (3 Month USD LIBOR + 0.65%, Rate Floor: 0.65%) due 07/20/32◊,2	281,250	280,785
Newfleet CLO Ltd.
2018-1A A1R, 5.76% (3 Month USD LIBOR + 0.95%, Rate Floor: 0.00%) due 04/20/28◊,2	132,522	132,427
Total Collateralized Loan Obligations		171,783,393

Whole Business - 2.6%
Applebee’s Funding LLC / IHOP Funding LLC
2019-1A, 4.19% due 06/05/49[2]	5,346,000	5,224,063
Domino’s Pizza Master Issuer LLC
2018-1A, 4.33% due 07/25/48[2]	4,299,175	4,075,953
Taco Bell Funding LLC
2021-1A, 1.95% due 08/25/51[2]	3,209,375	2,790,773
Wingstop Funding LLC
2020-1A, 2.84% due 12/05/50[2]	1,333,125	1,168,544
SERVPRO Master Issuer LLC
2019-1A, 3.88% due 10/25/49[2]	967,500	883,206
Total Whole Business		14,142,539

Financial - 2.0%
Madison Avenue Secured Funding Trust Series
2022-1, 6.70% (1 Month Term SOFR + 1.85%, Rate Floor: 0.00%) due 10/12/23◊,†††,2	4,075,000	4,075,000
Station Place Securitization Trust
2022-SP1, 6.70% (1 Month Term SOFR + 1.85%, Rate Floor: 0.00%) due 10/12/23◊,†††,2	4,075,000	4,075,000

16 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
ULTRA SHORT DURATION FUND

	Face Amount	Value
Madison Avenue Secured Funding Trust Series 2023-1
2023-1, 6.78% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 03/04/24◊,†††,2	$2,450,000	$2,450,000
Total Financial		10,600,000

Transport-Container - 1.7%
Triton Container Finance VIII LLC
2021-1A, 1.86% due 03/20/46[2]	6,017,500	5,167,849
CLI Funding VIII LLC
2021-1A, 1.64% due 02/18/46[2]	2,555,042	2,218,506
Textainer Marine Containers VII Ltd.
2021-1A, 1.68% due 02/20/46[2]	1,750,000	1,497,152
2020-1A, 2.73% due 08/21/45[2]	643,135	592,469
Total Transport-Container		9,475,976

Net Lease - 1.4%
Oak Street Investment Grade Net Lease Fund Series
2020-1A, 1.85% due 11/20/50[2]	6,475,335	5,841,661
CF Hippolyta Issuer LLC
2021-1A, 1.98% due 03/15/61[2]	2,127,708	1,852,838
Total Net Lease		7,694,499

Transport-Aircraft - 0.9%
Raspro Trust
2005-1A, 5.17% (3 Month USD LIBOR + 0.93%, Rate Floor: 0.93%) due 03/23/24◊,2	4,727,726	4,670,052
Total Asset-Backed Securities
(Cost $226,417,160)		218,366,459

CORPORATE BONDS†† - 24.2%
Financial - 10.6%
Athene Global Funding
5.31% (SOFR Compounded Index + 0.56%) due 08/19/24◊,2	11,000,000	10,790,913
F&G Global Funding
0.90% due 09/20/24[2]	9,700,000	9,069,786
Credit Suisse AG NY
5.08% (SOFR Compounded Index + 0.39%) due 02/02/24◊	5,250,000	5,094,556
Macquarie Group Ltd.
1.20% due 10/14/25[2,3]	5,250,000	4,892,038
Goldman Sachs Group, Inc.
5.24% (SOFR + 0.70%) due 01/24/25◊	2,600,000	2,571,342
Citigroup, Inc.
5.24% (SOFR + 0.69%) due 01/25/26◊	2,550,000	2,499,477
Jackson National Life Global Funding
1.75% due 01/12/25[2]	2,600,000	2,434,148
Bank of Nova Scotia
5.78% (SOFR Compounded Index + 0.96%) due 03/11/24◊	2,400,000	2,405,280

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 17

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
ULTRA SHORT DURATION FUND

	Face Amount	Value
Rocket Mortgage LLC / Rocket Mortgage Company-Issuer, Inc.
2.88% due 10/15/26[2]	$2,650,000	$2,371,750
Morgan Stanley
5.50% (SOFR + 0.95%) due 02/18/26◊	2,400,000	2,363,472
Starwood Property Trust, Inc.
3.75% due 12/31/24[2]	2,550,000	2,349,401
FS KKR Capital Corp.
4.25% due 02/14/25[2]	2,450,000	2,300,280
American Equity Investment Life Holding Co.
5.00% due 06/15/27	2,150,000	2,149,466
GA Global Funding Trust
1.63% due 01/15/26[2]	1,300,000	1,180,710
OneMain Finance Corp.
3.50% due 01/15/27	1,150,000	965,151
Brighthouse Financial Global Funding
5.32% (SOFR + 0.76%) due 04/12/24◊,2	900,000	888,681
Peachtree Corners Funding Trust
3.98% due 02/15/25[2]	650,000	631,456
ING Groep N.V.
5.75% (3 Month USD LIBOR + 1.00%) due 10/02/23◊	500,000	499,680
First American Financial Corp.
4.60% due 11/15/24	500,000	492,543
Fidelity & Guaranty Life Holdings, Inc.
5.50% due 05/01/25[2]	400,000	398,812
Apollo Management Holdings, LP
4.00% due 05/30/24[2]	350,000	342,822
Reliance Standard Life Global Funding II
3.85% due 09/19/23[2]	200,000	198,357
Total Financial		56,890,121

Industrial - 3.5%
Ryder System, Inc.
3.35% due 09/01/25	4,820,000	4,600,863
IP Lending V Ltd.
5.13% due 04/02/26[2]	4,700,000	4,230,000
TD SYNNEX Corp.
1.25% due 08/09/24	2,400,000	2,245,762
Silgan Holdings, Inc.
1.40% due 04/01/26[2]	2,350,000	2,107,027
Vontier Corp.
1.80% due 04/01/26	2,150,000	1,899,654
Jabil, Inc.
1.70% due 04/15/26	650,000	583,595
4.25% due 05/15/27	600,000	578,757
Berry Global, Inc.
1.65% due 01/15/27	1,100,000	963,010
Penske Truck Leasing Company LP / PTL Finance Corp.
2.70% due 11/01/24[2]	900,000	861,130
Stericycle, Inc.
5.38% due 07/15/24[2]	550,000	545,832
Weir Group plc
2.20% due 05/13/26[2]	440,000	396,388
Total Industrial		19,012,018

Consumer, Non-cyclical - 3.3%
Triton Container International Ltd.
0.80% due 08/01/23[2]	3,100,000	3,029,110
2.05% due 04/15/26[2]	2,200,000	1,952,483
1.15% due 06/07/24[2]	1,700,000	1,598,873
Global Payments, Inc.
1.50% due 11/15/24	5,700,000	5,369,483
Element Fleet Management Corp.
1.60% due 04/06/24[2]	4,900,000	4,694,075
Spectrum Brands, Inc.
5.75% due 07/15/25	700,000	691,027

18 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
ULTRA SHORT DURATION FUND

	Face Amount	Value
General Mills, Inc.
5.84% (3 Month USD LIBOR + 1.01%) due 10/17/23◊	$200,000	$200,757
Total Consumer, Non-cyclical		17,535,808

Technology - 3.0%
Microchip Technology, Inc.
2.67% due 09/01/23	8,070,000	7,956,796
CDW LLC / CDW Finance Corp.
2.67% due 12/01/26	4,300,000	3,867,926
Infor, Inc.
1.45% due 07/15/23[2]	2,600,000	2,564,075
Qorvo, Inc.
1.75% due 12/15/24[2]	2,050,000	1,903,056
Total Technology		16,291,853

Consumer, Cyclical - 1.6%
Warnermedia Holdings, Inc.
3.64% due 03/15/25[2]	5,700,000	5,505,836
Hyatt Hotels Corp.
1.80% due 10/01/24	3,500,000	3,313,605
Total Consumer, Cyclical		8,819,441

Communications - 1.2%
Rogers Communications, Inc.
2.95% due 03/15/25[2]	2,400,000	2,311,165
T-Mobile USA, Inc.
2.63% due 04/15/26	1,600,000	1,493,431
2.25% due 02/15/26	600,000	558,036
Paramount Global
4.75% due 05/15/25	982,000	969,880
Sprint Spectrum Company LLC / Sprint Spectrum Co II LLC / Sprint Spectrum Co III LLC
4.74% due 03/20/25[2]	450,000	446,575
Cogent Communications Group, Inc.
3.50% due 05/01/26[2]	434,000	404,705
Total Communications		6,183,792

Utilities - 0.9%
Alexander Funding Trust
1.84% due 11/15/23[2]	4,300,000	4,170,922
AES Corp.
3.30% due 07/15/25[2]	300,000	284,343
NRG Energy, Inc.
3.75% due 06/15/24[2]	275,000	266,731
Total Utilities		4,721,996

Basic Materials - 0.1%
Anglo American Capital plc
5.38% due 04/01/25[2]	450,000	451,986
Total Corporate Bonds
(Cost $137,420,884)		129,907,015

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 23.4%
Residential Mortgage-Backed Securities - 18.6%
CSMC Trust
2021-RPL1, 1.67% (WAC) due 09/27/60◊,2	5,404,671	5,153,296
2021-RPL7, 1.93% (WAC) due 07/27/61◊,2	2,385,891	2,188,274
2020-RPL5, 3.02% (WAC) due 08/25/60◊,2	2,027,663	1,966,215
2021-RPL4, 1.80% (WAC) due 12/27/60◊,2	1,351,967	1,250,624
2020-NQM1, 1.21% due 05/25/65[2,4]	1,217,662	1,096,149
BRAVO Residential Funding Trust
2021-C, 1.62% due 03/01/61[2,4]	7,903,720	7,096,331

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 19

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
ULTRA SHORT DURATION FUND

	Face Amount	Value
2022-R1, 3.13% due 01/29/70[2,4]	$2,877,397	$2,570,698
2021-HE1, 5.41% (30 Day Average SOFR + 0.85%, Rate Floor: 0.00%) due 01/25/70◊,2	1,006,000	991,417
2021-HE2, 5.41% (30 Day Average SOFR + 0.85%, Rate Floor: 0.00%) due 11/25/69◊,2	460,128	448,517
PRPM LLC
2021-5, 1.79% due 06/25/26[2,4]	3,615,262	3,397,861
2022-1, 3.72% due 02/25/27[2,4]	3,398,290	3,232,790
2021-8, 1.74% (WAC) due 09/25/26◊,2	1,826,699	1,706,500
2021-RPL2, 2.24% (WAC) due 10/25/51◊,2	2,000,000	1,680,921
NYMT Loan Trust
2021-SP1, 1.67% due 08/25/61[2,4]	7,423,639	6,789,622
2022-SP1, 5.25% due 07/25/62[2,4]	1,901,545	1,872,384
Legacy Mortgage Asset Trust
2021-GS4, 1.65% due 11/25/60[2,4]	3,355,525	3,072,388
2021-GS3, 1.75% due 07/25/61[2,4]	3,269,765	3,009,459
2021-GS2, 1.75% due 04/25/61[2,4]	1,521,236	1,419,736
2021-GS5, 2.25% due 07/25/67[2,4]	1,004,743	913,156
Verus Securitization Trust
2021-5, 1.37% (WAC) due 09/25/66◊,2	2,211,386	1,731,889
2021-6, 1.89% (WAC) due 10/25/66◊,2	1,978,261	1,624,258
2020-5, 1.22% due 05/25/65[2,4]	1,769,042	1,609,327
2021-4, 1.35% (WAC) due 07/25/66◊,2	1,036,336	814,822
2021-3, 1.44% (WAC) due 06/25/66◊,2	640,822	530,878
2019-4, 2.85% due 11/25/59[2,4]	455,095	432,723
2020-1, 2.42% due 01/25/60[2,4]	343,936	324,913
2019-4, 2.64% due 11/25/59[2,4]	225,546	214,454
OSAT Trust
2021-RPL1, 2.12% due 05/25/65[2,4]	6,898,035	6,494,985
FKRT
2.21% due 11/30/58†††,5	4,550,000	4,432,896
NRZ Advance Receivables Trust
2020-T2, 1.48% due 09/15/53[2]	4,150,000	4,049,144
Imperial Fund Mortgage Trust
2022-NQM2, 4.02% (WAC) due 03/25/67◊,2	4,393,929	3,977,829
CFMT LLC
2022-HB9, 3.25% (WAC) due 09/25/37◊	2,439,326	2,255,870
2021-HB5, 0.80% (WAC) due 02/25/31◊,2	1,468,255	1,423,281
Towd Point Revolving Trust
4.83% due 09/25/64[5]	3,250,000	3,148,437

20 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
ULTRA SHORT DURATION FUND

	Face Amount	Value
Structured Asset Securities Corporation Mortgage Loan Trust
2008-BC4, 5.48% (1 Month USD LIBOR + 0.63%, Rate Floor: 0.63%) due 11/25/37◊	$2,138,470	$2,044,046
New Residential Advance Receivables Trust Advance Receivables Backed Notes
2020-T1, 1.43% due 08/15/53[2]	2,000,000	1,956,871
New Residential Mortgage Loan Trust
2019-1A, 3.50% (WAC) due 10/25/59◊,2	1,147,648	1,055,765
2018-2A, 3.50% (WAC) due 02/25/58◊,2	693,159	646,015
CSMC
2021-NQM8, 2.41% (WAC) due 10/25/66◊,2	1,674,980	1,374,092
LSTAR Securities Investment Ltd.
2021-1, 7.46% (1 Month USD LIBOR + 2.80%, Rate Floor: 1.80%) due 02/01/26◊,5	1,365,658	1,338,182
Angel Oak Mortgage Trust
2022-1, 3.29% (WAC) due 12/25/66◊,2	1,502,305	1,260,205
Soundview Home Loan Trust
2006-OPT5, 5.13% (1 Month USD LIBOR + 0.28%, Rate Floor: 0.28%) due 07/25/36◊	1,319,997	1,242,203
Towd Point Mortgage Trust
2018-2, 3.25% (WAC) due 03/25/58◊,2	468,269	448,711
2017-6, 2.75% (WAC) due 10/25/57◊,2	384,618	366,012
2017-5, 4.21% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.00%) due 02/25/57◊,2	141,624	140,995
Credit Suisse Mortgage Capital Certificates
2021-RPL9, 2.44% (WAC) due 02/25/61◊,2	867,586	808,292
Morgan Stanley ABS Capital I Incorporated Trust
2006-NC1, 5.42% (1 Month USD LIBOR + 0.57%, Rate Floor: 0.57%) due 12/25/35◊	668,696	657,559
Argent Securities Incorporated Asset-Backed Pass-Through Certificates Series
2005-W2, 5.58% (1 Month USD LIBOR + 0.74%, Rate Floor: 0.74%) due 10/25/35◊	619,499	600,270

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 21

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
ULTRA SHORT DURATION FUND

	Face Amount	Value
Ellington Financial Mortgage Trust
2020-2, 1.49% (WAC) due 10/25/65◊,2	$405,490	$360,862
2020-2, 1.64% (WAC) due 10/25/65◊,2	233,577	209,671
CSMC Series
2014-2R, 3.25% (1 Month USD LIBOR + 0.20%, Rate Floor: 0.20%) due 02/27/46◊,2	482,273	475,993
Banc of America Funding Trust
2015-R2, 5.11% (1 Month USD LIBOR + 0.26%, Rate Floor: 0.26%) due 04/29/37◊,2	485,235	473,492
Residential Mortgage Loan Trust
2020-1, 2.38% (WAC) due 01/26/60◊,2	457,339	434,350
SG Residential Mortgage Trust
2022-1, 3.68% (WAC) due 03/27/62◊,2	465,495	420,342
GS Mortgage-Backed Securities Trust
2020-NQM1, 1.38% (WAC) due 09/27/60◊,2	370,670	337,139
CIT Mortgage Loan Trust
2007-1, 6.20% (1 Month USD LIBOR + 1.35%, Rate Floor: 1.35%) due 10/25/37◊,2	310,271	308,825
Cascade Funding Mortgage Trust
2019-RM3, 2.80% (WAC) due 06/25/69◊,5	145,633	140,570
Starwood Mortgage Residential Trust
2020-1, 2.28% (WAC) due 02/25/50◊,2	56,413	52,844
Total Residential Mortgage-Backed Securities		100,075,350

Commercial Mortgage-Backed Securities - 4.8%
BX Commercial Mortgage Trust
2021-VOLT, 6.33% (1 Month USD LIBOR + 1.65%, Rate Floor: 1.65%) due 09/15/36◊,2	10,250,000	9,633,129
2022-LP2, 6.39% (1 Month Term SOFR + 1.56%, Rate Floor: 1.56%) due 02/15/39◊,2	2,460,233	2,338,545
JP Morgan Chase Commercial Mortgage Securities Trust
2021-NYAH, 6.22% (1 Month USD LIBOR + 1.54%, Rate Floor: 1.54%) due 06/15/38◊,2	2,700,000	2,483,232
Life Mortgage Trust
2021-BMR, 6.04% (1 Month Term SOFR + 1.21%, Rate Floor: 1.21%) due 03/15/38◊,2	2,408,277	2,287,410

22 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
ULTRA SHORT DURATION FUND

	Face Amount	Value
WMRK Commercial Mortgage Trust
2022-WMRK, 8.26% (1 Month Term SOFR + 3.44%, Rate Floor: 3.44%) due 11/15/27◊,2	$2,100,000	$2,073,672
MHP
2022-MHIL, 6.09% (1 Month Term SOFR + 1.26%, Rate Floor: 1.26%) due 01/15/27◊,2	1,457,488	1,369,770
BXHPP Trust
2021-FILM, 5.78% (1 Month USD LIBOR + 1.10%, Rate Floor: 1.10%) due 08/15/36◊,2	1,500,000	1,349,068
Morgan Stanley Capital I Trust
2018-H3, 0.82% (WAC) due 07/15/51◊,6	43,194,091	1,263,894
Citigroup Commercial Mortgage Trust
2019-GC41, 1.04% (WAC) due 08/10/56◊,6	24,593,736	1,080,031
BENCHMARK Mortgage Trust
2019-B14, 0.78% (WAC) due 12/15/62◊,6	34,506,198	1,062,929
JPMDB Commercial Mortgage Securities Trust
2018-C8, 0.67% (WAC) due 06/15/51◊,6	23,746,288	485,690
KKR Industrial Portfolio Trust
2021-KDIP, 5.94% (1 Month Term SOFR + 1.11%, Rate Floor: 1.11%) due 12/15/37◊,2	487,500	465,177
Wells Fargo Commercial Mortgage Trust
2015-NXS1, 2.63% due 05/15/48	37,005	36,911
Total Commercial Mortgage-Backed Securities		25,929,458

Total Collateralized Mortgage Obligations
(Cost $135,691,766)		126,004,808

SENIOR FLOATING RATE INTERESTS††,◊ - 1.0%
Technology - 0.5%
Dun & Bradstreet
8.10% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 02/06/26	2,240,026	2,233,485
MACOM Technology Solutions Holdings, Inc.
7.09% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 05/17/24	244,787	242,542
Total Technology		2,476,027

Industrial - 0.4%
Mileage Plus Holdings LLC
10.21% (3 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 06/21/27	1,870,000	1,938,031

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 23

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
ULTRA SHORT DURATION FUND

	Face Amount	Value
Energy - 0.1%
ITT Holdings LLC
7.67% (1 Month Term SOFR + 2.75%, Rate Floor: 3.25%) due 07/10/28	$484,620	$470,081

Consumer, Non-cyclical - 0.0%
Outcomes Group Holdings, Inc.
8.09% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 10/24/25	295,120	286,267
Total Senior Floating Rate Interests
(Cost $5,208,393)		5,170,406

Total Investments - 99.0%
(Cost $557,149,348)		$531,859,833
Other Assets & Liabilities, net - 1.0%		5,256,613
Total Net Assets - 100.0%		$537,116,446

Centrally Cleared Interest Rate Swap Agreements††
Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	1.10%	Annually
BofA Securities, Inc.	CME	Receive	3-Month USD LIBOR	1.66%	Quarterly
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	2.79%	Annually

Counterparty	Maturity Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)**
BofA Securities, Inc.	01/10/25	$137,000,000	$7,283,023	$380	$7,282,643
BofA Securities, Inc.	03/16/31	4,500,000	572,800	267	572,533
BofA Securities, Inc.	07/18/27	12,000,000	(321,261)	304	(321,565)
			$7,534,562	$951	$7,533,611

24 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
ULTRA SHORT DURATION FUND

**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4..
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
◊

Variable rate security. Rate indicated is the rate effective at March 31, 2023. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

[1]	Rate indicated is the 7-day yield as of March 31, 2023.
[2]

Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $396,774,550 (cost $417,899,489), or 73.9% of total net assets.

[3]	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
[4]

Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at March 31, 2023. See table below for additional step information for each security.

[5]

Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $9,060,085 (cost $9,311,244), or 1.7% of total net assets — See Note 8.

[6]	Security is an interest-only strip.
BofA — Bank of America
CME — Chicago Mercantile Exchange
LIBOR — London Interbank Offered Rate
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate
WAC — Weighted Average Coupon

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 25

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
ULTRA SHORT DURATION FUND

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2023 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Money Market Fund	$52,411,145	$—	$—	$52,411,145
Asset-Backed Securities	—	207,766,459	10,600,000	218,366,459
Corporate Bonds	—	129,907,015	—	129,907,015
Collateralized Mortgage Obligations	—	121,571,911	4,432,896	126,004,807
Senior Floating Rate Interests	—	5,170,406	—	5,170,406
Interest Rate Swap Agreements**	—	7,855,176	—	7,855,176
Total Assets	$52,411,145	$472,270,967	$15,032,896	$539,715,008

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Interest Rate Swap Agreements**	$—	$321,565	$—	$321,565

**	This derivative is reported as unrealized appreciation/depreciation at period end.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at March 31, 2023	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average
Assets:
Asset-Backed Securities	$10,600,000	Third Party Pricing	Broker Quote	—	—
Collateralized Mortgage Obligations	4,432,896	Model Price	Market Comparable Yields	7.6%	—
Total Assets	$15,032,896

Significant changes in a quote, yield, market comparable yields, liquidation value or valuation multiple would generally result in significant changes in the fair value of the security.

The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended March 31, 2023, the Fund had securities with a total value of $8,150,000 transfer into Level 3 from Level 2 due to a lack of observable inputs and had securities with a total value of $4,230,000 transfer out of Level 3 into Level 2 due to the availability of current and reliable market-based data provided by a third-party pricing service which utilizes significant observable inputs.

26 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
ULTRA SHORT DURATION FUND

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended March 31, 2023:

	Assets				Liabilities
	Asset-Backed Securities	Collateralized Mortgage Obligations	Corporate Bonds	Total Assets	Unfunded Loan Commitments
Beginning Balance	$5,347,691	$4,327,633	$4,448,673	$14,123,997	$(2,326)
Purchases/(Receipts)	2,450,000	—	—	2,450,000	—
(Sales, maturities and paydowns)/Fundings	(5,350,000)	—	—	(5,350,000)	875
Amortization of premiums/discounts	—	12	—	12	—
Total realized gains (losses) included in earnings	—	—	—	—	(642)
Total change in unrealized appreciation (depreciation) included in earnings	2,309	105,251	(218,673)	(111,113)	2,093
Transfers into Level 3	8,150,000	—	—	8,150,000	—
Transfers out of Level 3	—	—	(4,230,000)	(4,230,000)	—
Ending Balance	$10,600,000	$4,432,896	$—	$15,032,896	$—
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at March 31, 2023	$—	$105,251	$—	$105,251	$—

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 27

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	March 31, 2023
ULTRA SHORT DURATION FUND

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate(s)	Future Reset Date(s)
BRAVO Residential Funding Trust 2022-R1, 3.13% due 01/29/70	6.13%	01/30/25	—	—
BRAVO Residential Funding Trust 2021-C, 1.62% due 03/01/61	4.62%	09/25/24	5.62%	09/25/25
CSMC Trust 2020-NQM1, 1.21% due 05/25/65	2.21%	09/26/24	—	—
Legacy Mortgage Asset Trust 2021-GS3, 1.75% due 07/25/61	4.75%	05/25/24	5.75%	05/25/25
Legacy Mortgage Asset Trust 2021-GS4, 1.65% due 11/25/60	4.65%	08/25/24	5.65%	08/25/25
Legacy Mortgage Asset Trust 2021-GS5, 2.25% due 07/25/67	5.25%	11/25/24	6.25%	11/25/25
Legacy Mortgage Asset Trust 2021-GS2, 1.75% due 04/25/61	4.75%	04/25/24	5.75%	04/25/25
NYMT Loan Trust 2021-SP1, 1.67% due 08/25/61	4.67%	08/01/24	5.67%	08/01/25
NYMT Loan Trust 2022-SP1, 5.25% due 07/25/62	8.25%	07/01/25	9.25%	07/01/26
OSAT Trust 2021-RPL1, 2.12% due 05/25/65	5.12%	06/25/24	6.12%	06/25/25
PRPM LLC 2022-1, 3.72% due 02/25/27	6.72%	02/25/25	7.72%	02/25/26
PRPM LLC 2021-5, 1.79% due 06/25/26	4.79%	06/25/24	5.79%	06/25/25
Verus Securitization Trust 2020-1, 2.42% due 01/25/60	3.42%	01/26/24	—	—
Verus Securitization Trust 2019-4, 2.64% due 11/25/59	3.64%	10/26/23	—	—
Verus Securitization Trust 2019-4, 2.85% due 11/25/59	3.85%	10/26/23	—	—
Verus Securitization Trust 2020-5, 1.22% due 05/25/65	2.22%	10/26/24	—	—

28 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
ULTRA SHORT DURATION FUND

March 31, 2023

Assets:
Investments, at value (cost $557,149,348)	$531,859,833
Segregated cash with broker	958,082
Unamortized upfront premiums paid on interest rate swap agreements	951
Prepaid expenses	67,947
Receivables:
Interest	2,870,499
Fund shares sold	1,146,893
Variation margin on interest rate swap agreements	870,445
Securities sold	630,232
Total assets	538,404,882

Liabilities:
Overdraft due to custodian bank	121,133
Foreign currency, at value (proceeds 1,300)	1,389
Payable for:
Fund shares redeemed	682,002
Distributions to shareholders	287,934
Management fees	65,644
Transfer agent/maintenance fees	34,927
Distribution and service fees	22,464
Fund accounting/administration fees	19,731
Due to Investment Adviser	8,419
Trustees’ fees*	2,271
Miscellaneous	42,522
Total liabilities	1,288,436
Net assets	$537,116,446

Net assets consist of:
Paid in capital	$563,974,153
Total distributable earnings (loss)	(26,857,707)
Net assets	$537,116,446

A-Class:
Net assets	$104,036,515
Capital shares outstanding	10,709,950
Net asset value per share	$9.71

Institutional Class:
Net assets	$433,079,931
Capital shares outstanding	44,591,354
Net asset value per share	$9.71

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 29

STATEMENT OF OPERATIONS (Unaudited)
ULTRA SHORT DURATION FUND

Six Months Ended March 31, 2023

Investment Income:
Interest	$12,138,016
Total investment income	12,138,016

Expenses:
Management fees	756,898
Distribution and service fees:
A-Class	144,143
Transfer agent fees	5,984
Transfer agent/maintenance fees:
A-Class	49,538
Institutional Class	97,914
Fund accounting/administration fees	95,692
Registration fees	71,234
Professional fees	59,679
Custodian fees	20,372
Line of credit fees	20,103
Interest expense	15,932
Trustees’ fees*	12,467
Miscellaneous	18,467
Recoupment of previously waived fees:
A-Class	2,014
Institutional Class	6,405
Total expenses	1,376,842
Less:
Expenses reimbursed by Adviser:
A-Class	(46,816)
Institutional Class	(85,173)
Expenses waived by Adviser	(52,654)
Earnings credits applied	(3,797)
Total waived/reimbursed expenses	(188,440)
Net expenses	1,188,402
Net investment income	10,949,614

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$(8,156,394)
Investments sold short	(642)
Swap agreements	1,937,962
Forward foreign currency exchange contracts	798,911
Foreign currency transactions	(106)
Net realized loss	(5,420,269)
Net change in unrealized appreciation (depreciation) on:
Investments	17,107,639
Swap agreements	(1,659,349)
Forward foreign currency exchange contracts	(798,908)
Foreign currency translations	(90)
Net change in unrealized appreciation (depreciation)	14,649,292
Net realized and unrealized gain	9,229,023
Net increase in net assets resulting from operations	$20,178,637

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

30 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
ULTRA SHORT DURATION FUND

	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022
Increase (Decrease) in Net Assets from Operations:
Net investment income	$10,949,614	$13,162,218
Net realized loss on investments	(5,420,269)	(1,760,878)
Net change in unrealized appreciation (depreciation) on investments	14,649,292	(33,327,821)
Net increase (decrease) in net assets resulting from operations	20,178,637	(21,926,481)

Distributions to shareholders:
A-Class	(2,372,809)	(2,015,323)
Institutional Class	(10,585,417)	(10,986,326)
Total distributions to shareholders	(12,958,226)	(13,001,649)

Capital share transactions:
Proceeds from sale of shares
A-Class	4,923,778	104,918,065
Institutional Class	67,020,728	393,611,176
Distributions reinvested
A-Class	2,337,079	2,012,411
Institutional Class	8,285,369	9,182,432
Cost of shares redeemed
A-Class	(37,155,028)	(156,307,680)
Institutional Class	(265,635,229)	(638,832,395)
Net decrease from capital share transactions	(220,223,303)	(285,415,991)
Net decrease in net assets	(213,002,892)	(320,344,121)

Net assets:
Beginning of period	750,119,338	1,070,463,459
End of period	537,116,446	750,119,338

Capital share activity:
Shares sold
A-Class	510,072	10,591,356
Institutional Class	6,941,115	39,950,301
Shares issued from reinvestment of distributions
A-Class	241,630	206,643
Institutional Class	857,229	942,256
Shares redeemed
A-Class	(3,852,815)	(15,890,287)
Institutional Class	(27,585,907)	(65,020,480)
Net decrease in shares	(22,888,676)	(29,220,211)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 31

FINANCIAL HIGHLIGHTS
ULTRA SHORT DURATION FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Six Months Ended March 31, 2023[a]	Year Ended Sept. 30, 2022	Year Ended Sept. 30, 2021	Year Ended Sept. 30, 2020	Period Ended Sept. 30, 2019[b]
Per Share Data
Net asset value, beginning of period	$9.60	$9.97	$9.98	$9.97	$10.00
Income (loss) from investment operations:
Net investment income (loss)[c]	.17	.12	.06	.12	.17
Net gain (loss) on investments (realized and unrealized)	.14	(.37)	—	.03	.02 [j]
Total from investment operations	.31	(.25)	.06	.15	.19
Less distributions from:
Net investment income	(.20)	(.12)	(.07)	(.14)	(.21)
Net realized gains	—	—	—	—	(.01)
Total distributions	(.20)	(.12)	(.07)	(.14)	(.22)
Net asset value, end of period	$9.71	$9.60	$9.97	$9.98	$9.97

Total Return	3.27%	(2.49%)	0.62%	1.52%	1.89%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$104,037	$132,518	$188,416	$62,956	$31,154
Ratios to average net assets:
Net investment income (loss)	3.44%	1.18%	0.63%	1.20%	2.05%
Total expenses[f]	0.70%	0.65%	0.63%	0.65%	0.61%
Net expensesg.h.i	0.60%	0.59%	0.59%	0.61%	0.58%
Portfolio turnover rate	1%	24%	122%	129%	55%

32 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS (continued)
ULTRA SHORT DURATION FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Institutional Class	Six Months Ended March 31, 2023[a]	Year Ended Sept. 30, 2022	Year Ended Sept. 30, 2021	Year Ended Sept. 30, 2020	Year Ended Sept. 30, 2019[e]	Year Ended Sept. 30, 2018[e]
Per Share Data
Net asset value, beginning of period	$9.59	$9.97	$9.98	$9.96	$10.01	$10.04
Income (loss) from investment operations:
Net investment income (loss)[c]	.18	.14	.09	.15	.28	.24
Net gain (loss) on investments (realized and unrealized)	.15	(.37)	—	.04	(.04)	—
Total from investment operations	.33	(.23)	.09	.19	.24	.24
Less distributions from:
Net investment income	(.21)	(.15)	(.10)	(.17)	(.28)	(.27)
Net realized gains	—	—	—	—	(.01)	— [d]
Total distributions	(.21)	(.15)	(.10)	(.17)	(.29)	(.27)
Net asset value, end of period	$9.71	$9.59	$9.97	$9.98	$9.96	$10.01

Total Return	3.51%	(2.34%)	0.87%	1.88%	2.37%	2.48%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$433,080	$617,601	$882,047	$440,356	$423,414	$356,128
Ratios to average net assets:
Net investment income (loss)	3.66%	1.44%	0.88%	1.47%	2.54%	2.44%
Total expenses[f]	0.40%	0.36%	0.34%	0.38%	0.30%	0.07%
Net expenses[g,h,i]	0.35%	0.34%	0.34%	0.36%	0.29%	0.07%
Portfolio turnover rate	1%	24%	122%	129%	55%	74%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 33

FINANCIAL HIGHLIGHTS (concluded)
ULTRA SHORT DURATION FUND

[a]	Unaudited figures for the period ended March 31, 2023. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Since commencement of operations: November 30, 2018. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[c]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[d]	Distributions from realized gains are less than $0.01 per share.
[e]

The per share data for the years ended September 30, 2017 through September 30, 2018 and the period October 1, 2018 to November 30, 2018 has been restated to reflect the reorganization of the Guggenheim Strategy Fund I with and into the Guggenheim Ultra Short Duration Fund effective November 30, 2018. In conjunction with the reorganization, Guggenheim Ultra Short Duration Fund issued 2.501601322 Institutional Class shares for every 1 share of Guggenheim Strategy Fund I.

[f]	Does not include expenses of the underlying funds in which the Fund invests.
[g]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[h]	The portion of the ratios of net expenses to average net assets attributable to recoupments of prior fee reductions or expense reimbursements for the years presented was as follows:

	03/31/23[a]	09/30/22	09/30/21	09/30/20	09/30/19
A-Class	0.00%*	0.01%	0.00%*	0.00%*	—
Institutional Class	0.00%*	0.01%	0.01%	0.00%*	0.00%*

*	Less than 0.01%

[i]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

	03/31/23[a]	09/30/22	09/30/21	09/30/20	09/30/19	09/30/18
A-Class	0.58%	0.58%	0.58%	0.58%	0.58%	N/A
Institutional Class	0.33%	0.33%	0.33%	0.33%	0.29%	0.07%

[j]

The amount shown for a share outstanding throughout the period does not agree with the aggregate net loss on investments for the period because of the sales and repurchases of Fund shares in relation to fluctuating market value of the investments of the Fund.

34 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization

Guggenheim Funds Trust (the “Trust”), a Delaware statutory trust, is registered with the U.S. Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940 (“1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate fund. The Trust may issue an unlimited number of authorized shares. The Trust accounts for the assets of each fund separately.

The Trust offers a combination of five separate classes of shares: A-Class shares, C-Class shares, P-Class shares, R6-Class shares and Institutional Class shares. Sales of shares of each Class are made without a front-end sales charge at the net asset value per share (“NAV”), with the exception of A-Class shares. A-Class shares are sold at the NAV, plus the applicable front-end sales charge. The sales charge varies depending on the amount purchased. A-Class share purchases of $1 million or more are exempt from the front-end sales charge but have a 1% contingent deferred sales charge (“CDSC”), if shares are redeemed within 12 months of purchase. C-Class shares have a 1% CDSC if shares are redeemed within 12 months of purchase. C-Class shares automatically convert to A-Class shares on or about the 10th day of the month following the 8-year anniversary of the purchase of the C-Class shares. This conversion will be executed without any sales charge, fee or other charge. After the conversion is completed, the shares will be subject to all features and expenses of A-Class shares. Institutional Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, endowments, foundations and corporations. Institutional Class shares require a minimum initial investment of $2 million and a minimum account balance of $1 million. R6-Class shares are offered primarily through qualified retirement and benefit plans. R6-Class shares are also offered through certain other plans and platforms sponsored by financial intermediaries. Certain institutional investors and others deemed appropriate by Guggenheim Investments (“GI” or the “Adviser”) may also be eligible to purchase R6-Class shares subject to a $2 million minimum initial investment. At March 31, 2023, the Trust consisted of nineteen funds (the “Funds”).

This report covers the Ultra Short Duration Fund (the “Fund”), a diversified investment company.

At March 31, 2023, A-Class and Institutional Class shares have been issued by the Fund.

Guggenheim Partners Investment Mangagement, LLC (“GPIM” or “the Adviser”), which operates under the name Guggenheim Investments (“GI”), provides advisory services. Guggenheim Funds Distributors, LLC (“GFD”) acts as principal underwriter for the Trust. GI and GFD are affiliated entities.

Pursuant to an investment Sub-Advisory Agreement between GPIM and Guggenheim Partners Advisors, LLC (“GPA”), that was in effect during a portion of the Reporting Period, GPA was engaged to provide investment subadvisory services to the Fund. GPA operated as an investment sub-advisor to the Fund from April 29, 2022 to December 22, 2022.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 35

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

GPA, under the oversight of the Board and GPIM, assisted GPIM in the supervision and direction of the investment strategies of the Fund in accordance with its investment policies. As compensation for its services, GPIM paid GPA a fee, payable monthly, in an amount equal to 0.005% of the average daily net assets of the Fund.

Significant Accounting Policies

The Fund operates as an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The NAV of each Class of the Fund is calculated by dividing the market value of the Fund’s securities and other assets, less all liabilities, attributable to the Class by the number of outstanding shares of the Class.

(a) Valuation of Investments

The Board of Trustees of the Fund (the “Board”) adopted policies and procedures for the valuation of the Fund’s investments (the “Valuation Procedures”). The U.S. Securities and Exchange Commission (the “SEC”) adopted Rule 2a-5 under the 1940 Act (“Rule 2a-5”) which establishes requirements for determining fair value in good faith and became effective September 8, 2022. Rule 2a-5 also defines “readily available market quotations” for purposes of the 1940 Act and establishes requirements for determining whether a fund must fair value a security in good faith.

Pursuant to Rule 2a-5, the Board has designated the Adviser as the valuation designee to perform fair valuation determinations for the Fund with respect to all Fund investments and other assets. As the Fund’s valuation designee pursuant to Rule 2a-5, the Adviser has adopted separate procedures (the “Valuation Designee Procedures”) reasonably designed to prevent violations of the requirements of Rule 2a-5 and Rule 31a-4. The Adviser, in its role as valuation designee, utilizes the assistance of a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), in determining the fair value of the Fund’s securities and other assets.

Valuations of the Fund’s securities and other assets are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Adviser, with the assistance of the Valuation Committee, convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Adviser, consistent

36 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

with the monitoring and review responsibilities set forth in the Valuation Designee Procedures, regularly reviews the appropriateness of the inputs, methods, models and assumptions employed by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, the investment is fair valued by the Adviser.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Investments in foreign securities may involve risks not present in domestic investments. The Adviser will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities. In addition, under the Valuation Designee Procedures, the Adviser is authorized to use prices and other information supplied by a third party pricing vendor in valuing foreign securities

Open-end investment companies are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds and closed-end investment companies are generally valued at the last quoted sale price.

U.S. Government securities are valued by independent pricing services, the last traded fill price, or at the reported bid price at the close of business.

Commercial paper and discount notes with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Commercial paper and discount notes with a maturity of 60 days or less at acquisition are valued at amortized cost, unless the Adviser concludes that amortized cost does not represent the fair value of the applicable asset in which case it will be valued using an independent pricing service.

Typically, loans are valued using information provided by an independent third party pricing service that uses broker quotes, among other inputs. If the pricing service cannot or does not provide a valuation for a particular loan, or such valuation is deemed unreliable, such investment is valued based on a quote from a broker-dealer or is fair valued by the Adviser.

The value of interest rate swap agreements entered into by the Fund is valued on the basis of the last sale price on the primary exchange on which the swap is traded.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 37

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The values of other swap agreements entered into by the Fund are generally valued using an evaluated price provided by a third party pricing vendor.

Forward foreign currency exchange contracts are valued daily based on the applicable exchange rate of the underlying currency.

Investments for which market quotations are not readily available are fair valued as determined in good faith by the Adviser. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value”. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis. In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

(b) U.S. Government and Agency Obligations

Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedule of Investments reflect the effective rates paid at the time of purchase by the Fund. Other securities bear interest at the rates shown, payable at fixed dates through maturity.

(c) Senior Floating Rate Interests and Loan Investments

Senior floating rate interests in which the Fund invests generally pay interest rates which are periodically adjusted by reference to a base short-term floating rate, plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the one-month or three-month London Inter-Bank Offered Rate (“LIBOR”), (ii) the prime rate offered by one or more major United States banks, or (iii) the bank’s certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities disclosed in the Fund’s Schedule of Investments.

The Fund invests in loans and other similar debt obligations (“obligations”). A portion of the Fund’s investments in these obligations is sometimes referred to as “covenant lite” loans or obligations (“covenant lite obligations”), which are obligations that lack covenants or possess fewer or less restrictive covenants or constraints on borrowers than certain other types of obligations. The Fund may also obtain exposure to covenant lite obligations through investment in securitization vehicles and other structured products. In recent market conditions, many new

38 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

or reissued obligations have not featured traditional covenants, which are intended to protect lenders and investors by (i) imposing certain restrictions or other limitations on a borrower’s operations or assets or (ii) providing certain rights to lenders. The Fund may have fewer rights with respect to covenant lite obligations, including fewer protections against the possibility of default and fewer remedies in the event of default. As a result, investments in (or exposure to) covenant lite obligations are subject to more risk than investments in (or exposure to) certain other types of obligations. The Fund is subject to other risks associated with investments in (or exposure to) obligations, including that obligations may not be considered “securities” and, as a result, the Fund may not be entitled to rely on the anti-fraud protections under the federal securities laws and instead may have to resort to state law and direct claims.

(d) Interest on When-Issued Securities

The Fund may purchase and sell interests in securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, it may sell such securities before the settlement date.

(e) Short Sales

When the Fund engages in a short sale of a security, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Fund maintains a segregated account of cash and/or securities as collateral for short sales.

Fees, if any, paid to brokers to borrow securities in connection with short sales are recorded as interest expense. In addition, the Fund must pay out the dividend rate of the equity or coupon rate of the obligation to the lender and record this as an expense. Short dividend or interest expense is a cost associated with the investment objective of short sales transactions, rather than an operational cost associated with the day-to-day management of any mutual fund. The Fund may also receive rebate income from the broker resulting from the investment of the proceeds from securities sold short.

(f) Swap Agreements

Swap agreements are marked-to-market daily and the change, if any, is recorded as unrealized appreciation or depreciation. Payments received or made as a result of an agreement or termination of an agreement are recognized as realized gains or losses.

Upon entering into certain centrally-cleared swap transactions, a Fund is required to deposit with its clearing broker an amount of cash or securities as an initial margin. Subsequent variation margin receipts or payments are received or made by the Fund depending on fluctuations in

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 39

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

the fair value of the reference entity and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Upfront payments received or made by a Fund on credit default swap agreements and interest rate swap agreements are amortized over the expected life of the agreement. Periodic payments received or paid by a Fund are recorded as realized gains or losses. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses.

(g) Currency Translations

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation, or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

The Fund does not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized gain or loss and unrealized appreciation or depreciation on investments.

Reported net realized foreign exchange gains and losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized appreciation and depreciation arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.

(h) Forward Foreign Currency Exchange Contracts

The change in value of a forward foreign currency exchange contract is recorded as unrealized appreciation or depreciation until the contract is closed. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed.

40 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

(i) Foreign Taxes

The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and reflected in the Fund’s Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income and foreign taxes on capital gains from sales of investments are included with the net realized gain (loss) on investments. Foreign taxes payable or deferred as of March 31, 2023, if any, are disclosed in the Fund’s Statement of Assets and Liabilities.

(j) Security Transactions

Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as a reduction to cost if the securities are still held and as realized gains if no longer held in the Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries, if any. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Interest income also includes paydown gains and losses on mortgage-backed and asset-backed securities and senior and subordinated loans. Amendment fees are earned as compensation for evaluating and accepting changes to the original loan agreement and are recognized when received.

Income from residual collateralized loan obligations is recognized using the effective interest method. At the time of purchase, management estimates the future expected cash flows and determines the effective yield and estimated maturity date based on the estimated cash flows. Subsequent to the purchase, the estimated cash flows are updated periodically and a revised yield is calculated prospectively.

The Fund may receive other income from investments in senior loan interests including amendment fees, consent fees and commitment fees. For funded loans, these fees are recorded as income when received by the Fund and included in interest income on the Statement of Operations. For unfunded loans, commitment fees are included in realized gain on investments on the Statement of Operations at the end of the commitment period.

(k) Distributions

The Fund declares dividends from investment income daily. The Fund pays its shareholders from its net investment income monthly and distributes any net capital gains that it has realized, at least annually. Distributions to shareholders are recorded on the ex-dividend date. Dividends are reinvested in additional shares, unless shareholders request payment in cash. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for U.S. federal income tax purposes.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 41

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

(l) Class Allocations

Interest and dividend income, most expenses, all realized gains and losses, and all unrealized appreciation and depreciation are allocated to the classes based upon the value of the outstanding shares in each Class. Certain costs, such as distribution and service fees are charged directly to specific classes. In addition, certain expenses have been allocated to the individual Funds in the Trust based on the respective net assets of each Fund included in the Trust.

(m) Earnings Credits

Under the fee arrangement with the custodian, the Fund may earn credits based on overnight custody cash balances. These credits are utilized to reduce related custodial expenses. The custodian fees disclosed in the Statement of Operations are before the reduction in expense from the related earnings credits, if any. Earnings credits for the period ended March 31, 2023, are disclosed in the Statement of Operations.

(n) Cash

The Fund may leave cash overnight in its cash account with the custodian. Periodically, the Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate, which was 4.83% at March 31, 2023.

(o) Indemnifications

Under the Fund’s organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

Note 2 – Financial Instruments and Derivatives

As part of its investment strategy, the Fund utilizes a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk and risks in excess of amounts recognized on the Statement of Assets and Liabilities. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Financial Statements.

42 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Short Sales

A short sale is a transaction in which the Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Fund utilized derivatives for the following purposes:

Duration: the use of an instrument to manage the interest rate risk of a portfolio.

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Income: the use of any instrument that distributes cash flows typically based upon some rate of interest.

Swap Agreements

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing over-the-counter (“OTC”) swaps, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. For a Fund utilizing centrally-cleared swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. There is no guarantee that a fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 43

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Interest rate swaps involve the exchange by the Fund with another party for its respective commitment to pay or receive a fixed or variable interest rate on a notional amount of principal. Interest rate swaps are generally centrally-cleared, but central clearing does not make interest rate swap transactions risk free.

The following table represents the Fund’s use and volume of interest rate swaps on a monthly basis:

	Average Notional Amount
Use	Pay Floating Rate	Receive Floating Rate
Duration, Hedge	$12,000,000	$141,500,000

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract is an agreement between two parties to exchange two designated currencies at a specific time in the future. Certain types of contracts may be cash settled, in an amount equal to the change in exchange rates during the term of the contract. The contracts can be used to hedge or manage exposure to foreign currency risks with portfolio investments or to gain exposure to foreign currencies.

The market value of a forward foreign currency exchange contract changes with fluctuations in foreign currency exchange rates. Furthermore, the Fund may be exposed to risk if the counterparties cannot meet the contract terms or if the currency value changes unfavorably as compared to the U.S. dollar.

The following table represents the Fund’s use and volume of forward foreign currency exchange contracts on a monthly basis:

	Average Value
Use	Purchased	Sold
Hedge, Income	$1,539,261	$1,539,261

Derivative Investment Holdings Categorized by Risk Exposure

The following is a summary of the location of derivative investments on the Fund’s Statement of Assets and Liabilities as of March 31, 2023:

Derivative Investment Type	Asset Derivatives	Liability Derivatives
Interest rate swap agreements	Unamortized upfront premiums paid on interest rate swap agreements Variation margin on interest rate swap agreements	— —

44 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The following tables set forth the fair value of the Fund’s derivative investments categorized by primary risk exposure at March 31, 2023:

Asset Derivative Investments Value
Swaps Interest Rate Risk*	Total Value at March 31, 2023
$7,855,176	$7,855,176

Liability Derivative Investments Value
Swaps Interest Rate Risk*	Total Value at March 31, 2023
$321,565	$321,565

*

Includes cumulative appreciation (depreciation) of exchange-traded, OTC and centrally-cleared derivatives contracts as reported on the Schedule of Investments. For exchange-traded and centrally-cleared derivatives, variation margin is reported within the Statement of Assets and Liabilities.

The following is a summary of the location of derivative investments on the Fund’s Statement of Operations for the period ended March 31, 2023:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Interest rate swap agreements	Net realized gain (loss) on swap agreements Net change in unrealized appreciation (depreciation) on swap agreements
Currency forward contracts	Net realized gain (loss) on forward foreign currency exchange contracts Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts

The following is a summary of the Fund’s realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized on the Statement of Operations categorized by primary risk exposure for the period ended March 31, 2023:

Realized Gain (Loss) on Derivative Investments Recognized on the Statement of Operations
Swaps Interest Rate Risk	Forward Foreign Currency Exchange Risk	Total
$1,937,962	$798,911	$2,736,873

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 45

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized on the Statement of Operations
Swaps Interest Rate Risk	Forward Foreign Currency Exchange Risk	Total
$(1,659,349)	$(798,908)	$(2,458,257)

In conjunction with the use of derivative instruments, the Fund is required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Fund uses margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Fund as collateral.

Foreign Investments

There are several risks associated with exposure to foreign currencies, foreign issuers and emerging markets. A fund’s indirect and direct exposure to foreign currencies subjects the Fund the risk that those currencies will decline in value relative to the U.S. dollar, or in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Fund may incur transaction costs connection with conversions between various currencies. The Fund may, but is not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risks may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.

The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs and exchange-traded funds, which are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. Transaction costs and costs associated with custody services are

46 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Fund.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

Note 3 – Offsetting

In the normal course of business, the Fund enters into transactions subject to enforceable master netting arrangements or other similar arrangements. Generally, the right to offset in those agreements allows the Fund to counteract the exposure to a specific counterparty with collateral received from or delivered to that counterparty based on the terms of the arrangements. These arrangements provide for the right to liquidate upon the occurrence of an event of default, credit event upon merger or additional termination event.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a fund and a counterparty that governs OTC derivatives, including foreign exchange contracts, and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, are reported separately on the Statement of Assets and Liabilities as segregated cash with broker/receivable for variation margin, or payable for swap settlement/variation margin. Cash and/or securities pledged or received as collateral by the Fund in connection with an OTC derivative subject to an ISDA Master Agreement generally may not be invested, sold or rehypothecated by the counterparty or the Fund, as applicable, absent an event of default under such agreement, in which case such collateral generally may be applied towards obligations due to and payable by such counterparty or the Fund, as applicable. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold (e.g., $300,000) before a transfer is required to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 47

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes to be of good standing and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

The Fund has the right to offset deposits against any related derivative liabilities outstanding with each counterparty with the exception of exchange-traded or centrally-cleared derivatives. The following table presents deposits held by others in connection with derivative investments as of March 31, 2023.

Counterparty	Asset Type	Cash Pledged	Cash Received
BofA Securities, Inc.	Interest rate swap agreements	$958,082	$—

Note 4 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 —	unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 —	significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 —	significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

Rule 2a-5 sets forth a definition of “readily available market quotations,” which is consistent with the definition of a Level 1 input under U.S. GAAP. Rule 2a-5 provides that “a market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.”

Securities for which market quotations are not readily available must be valued at fair value as determined in good faith. Accordingly, any security priced using inputs other than Level 1 inputs will be subject to fair value requirements. The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades,

48 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

Independent pricing services are used to value a majority of the Fund’s investments. When values are not available from a pricing service, they will be determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information and analysis. A significant portion of the Fund’s assets and liabilities are categorized as Level 2, as indicated in this report.

Quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may also be used to value the Fund’s assets and liabilities, i.e. prices provided by a broker-dealer or other market participant who has not committed to trade at that price. Although quotes are typically received from established market participants, the Fund may not have the transparency to view the underlying inputs which support the market quotations. Significant changes in a quote would generally result in significant changes in the fair value of the security.

Certain fixed income securities are valued by obtaining a monthly quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates.

Certain loans and other securities are valued using a single daily broker quote or a price from a third party vendor based on a single daily or monthly broker quote.

The inputs or methodologies selected and applied for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability, appropriateness and accuracy of the techniques, methodologies and sources employed to determine fair valuation are periodically reviewed and subject to change.

Note 5 – Investment Advisory Agreement and Other Agreements

Under the terms of an investment advisory contract, the Fund pays GI investment advisory fees calculated at an annualized rate of 0.25% of the average daily net assets of the Fund.

GI pays operating expenses on behalf of the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, among others, on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets.

The Board has adopted a Distribution Plan related to the offering of A-Class shares pursuant to Rule 12b-1 under the 1940 Act. The plan provides for payments at an annual rate of 0.25% of the average daily net assets of the Fund’s A-Class shares.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 49

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The investment advisory contract for the Fund provides that the total expenses be limited to a percentage of average net assets for each class of shares, exclusive of brokerage costs, dividends or interest on securities sold short, expenses of other investment companies in which the Fund invests, interest, taxes, litigation, indemnification and extraordinary expenses. The limits are listed below:

	Limit	Effective Date	Contract End Date
A-Class	0.58%	11/30/18	02/01/24
Institutional Class	0.33%	11/30/18	02/01/24

GI is entitled to reimbursement by the Fund for fees waived or expenses reimbursed during any of the previous 36 months, beginning on the date of the expense limitation agreement, if on any day the estimated operating expenses are less than the indicated percentages. For purposes of this arrangement, GI is entitled to recoupment of previously waived fees or reimbursed expenses for 36 months from the date of the waiver or reimbursement by GI. At March 31, 2023, the amount of fees waived or expenses reimbursed that are subject to recoupment and will expire during the years ended September 30, are presented in the following table:

	2023	2024	2025	2026	Fund Total
A-Class	$—	$36,209	$105,228	$57,377	$198,814
Institutional Class	—	—	178,138	127,265	305,403

For the period ended March 31, 2023, GI recouped $8,419 from the Fund.

For the period ended March 31, 2023, GFD retained sales charges of $72,447 relating to sales of A-Class shares of the Trust.

Certain trustees and officers of the Trust are also officers of GI and/or GFD. The Trust does not compensate its officers or trustees who are officers, directors and/or employees of GI or GFD.

MUFG Investor Services (US), LLC (“MUIS”) acts as the Fund’s administrator, transfer agent and accounting agent. As administrator, transfer agent and accounting agent, MUIS maintains the books and records of the Fund’s securities and cash. The Bank of New York Mellon Corp. (“BNY”) acts as the Fund’s custodian. As custodian, BNY is responsible for the custody of the Fund’s assets. For providing the aforementioned administrative and accounting services, MUIS is entitled to receive a monthly fee equal to a percentage of the Fund’s average daily net assets and out of pocket expenses. For providing the aforementioned transfer agent and custodian services, MUIS and BNY are entitled to receive a monthly fee based on the number of transactions during the month and the number of accounts under management, subject to certain minimum monthly fees, and out of pocket expenses.

At March 31, 2023, GI and its affiliates owned 41% of the outstanding shares of the Fund.

50 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Note 6 – Federal Income Tax Information

The Fund intends to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Fund from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund’s U.S. federal income tax returns are subject to examination by the Internal Revenue Service (“IRS”) for a period of three years after they are filed.

At March 31, 2023, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
$557,149,348	$8,028,763	$(25,784,667)	$(17,755,904)

Note 7 – Securities Transactions

For the period ended March 31, 2023, the cost of purchases and proceeds from sales of investment securities, excluding government securities, short-term investments and derivatives, were as follows:

Purchases	Sales
$5,013,188	$169,113,248

The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 51

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

effected at the current market price to save costs, where permissible. For the period ended March 31, 2023, the Fund did not engage in purchases and sales of securities, pursuant to Rule 17a-7 of the 1940 Act.

Note 8 – Restricted Securities

The securities below are considered illiquid and restricted under guidelines established by the Board:

Restricted Securities	Acquisition Date	Cost	Value
Cascade Funding Mortgage Trust
2019-RM3 2.80% (WAC) due 06/25/69[1]	06/25/19	$145,619	$140,570
FKRT
2.21% due 11/30/58	09/24/21	4,549,989	4,432,896
LSTAR Securities Investment Ltd.
2021-1 7.46% (1 Month USD LIBOR + 2.80%, Rate Floor: 1.80%) due 02/01/26[1]	02/04/21	1,365,658	1,338,182
Towd Point Revolving Trust
4.83% due 09/25/64	03/17/22	3,249,978	3,148,437
		$9,311,244	$9,060,085

[1]

Variable rate security. Rate indicated is the rate effective at March 31, 2023. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

Note 9 – Line of Credit

The Trust, along with other affiliated trusts, secured a 364-day committed, $1,230,000,000 line of credit from Citibank, N.A., which was in place through September 30, 2022, at which time the line of credit was renewed as a 364-day committed, $1,150,000,000 line of credit. A Fund may draw (borrow) from the line of credit as a temporary measure for emergency purposes, to facilitate redemption requests, or for other short-term liquidity purposes consistent with the Fund’s investment objective and program. For example, it may be advantageous for the Fund to borrow money rather than sell existing portfolio positions to meet redemption requests. Fees related to borrowings, if any, vary under this arrangement between the greater of Citibank’s “base rate”, SOFR plus 1%, or the federal funds rate plus 1/2 of 1%.

The commitment fee that may be paid by the Funds is at an annualized rate of 0.15% of the average daily amount of their allocated unused commitment amount. The commitment fee amount is allocated to the individual Funds based on the respective net assets of each participating Fund and is referenced in the Statement of Operations under “Line of credit fees”. The Funds did not have any borrowings under this agreement as of and for the period ended March 31, 2023.

52 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Note 10 – Reverse Repurchase Agreements

The Fund may enter into reverse repurchase agreements. Under a reverse repurchase agreement, a Fund sells securities and agrees to repurchase them at a particular price at a future date. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectiviely be restricted pending such decision.

For the period ended March 31, 2023, the Fund entered into reverse repurchase agreements as follows:

Number of Days Outstanding	Balance at March 31, 2023		Average Balance Outstanding	Average Interest Rate
15	$—	*	$9,479,767	4.09%

*	As of March 31, 2023, there were no open reverse repurchase agreements.

Note 11 – Market Risks

The value of, or income generated by, the investments held by the Fund are subject to the possibility of rapid and unpredictable fluctuation, and loss that may result from various factors. These factors include, among others, developments affecting individual companies, or from broader influences, including real or perceived changes in prevailing interest rates (which have since risen and may continue to rise), changes in inflation rates or expectations about inflation rates (which are currently elevated relative to normal conditions), adverse investor confidence or sentiment, changing economic, political (including geopolitical), social or financial market conditions, increased instability or general uncertainty, environmental disasters, governmental actions, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, actual or threatened wars or other armed conflicts (such as the current Russia-Ukraine conflict and its risk of expansion or collateral economic and other effects) or ratings downgrades, and other similar events, each of which may be temporary or last for extended periods. Moreover, changing economic, political, geopolitical, social, financial market or other conditions in one country or geographic region could adversely affect the value, yield and return of the investments held by the Fund in a different country or geographic region, economy, and market because of the increasingly interconnected global economies and financial markets. The duration and extent of the foregoing types of factors or conditions are highly uncertain and difficult to predict and have in the past, and may in the future, cause volatility and distress in economies and financial markets or other adverse circumstances, which may negatively affect the value of the Fund’s investments and performance of the Fund.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 53

NOTES TO FINANCIAL STATEMENTS (Unaudited)(concluded)

Note 12 – Subsequent Events

The Fund evaluated subsequent events through the date the financial statements are issued and determined there were no material events that would require adjustment to or disclosure in the Fund’s financial statements.

54 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

OTHER INFORMATION (Unaudited)

Delivery of Shareholder Reports

Paper copies of the Fund’s annual and semi-annual shareholder reports are not sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary. Instead, the reports are made available on a website, and you are notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future shareholder reports in paper free of charge. If you hold shares of the Fund directly, you can inform the Fund that you wish to receive paper copies of reports by calling 800.820.0888. If you hold shares of the Fund through a financial intermediary, please contact the financial intermediary to make this election. Your election to receive reports in paper may apply to all Guggenheim Funds in which you are invested and may apply to all Guggenheim funds held with your financial intermediary.

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Sector Classification

Information in the Schedule of Investments is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. The Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Fund usually classifies sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The Fund’s Forms N-PORT and N-Q are available on the SEC’s website at https://www.sec.gov. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 800.820.0888.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 55

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

A Board of Trustees oversees the Trust, as well as other trusts of GI, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by visiting guggenheiminvestments.com or by calling 800.820.0888.

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INDEPENDENT TRUSTEES
Randall C. Barnes (1951)	Trustee and Chair of the Valuation Oversight Committee	Since 2014 (Trustee) Since 2020 (Chair of the Valuation Oversight Committee)	Current: Private Investor (2001-present). Former: Senior Vice President and Treasurer, PepsiCo, Inc. (1993-1997); President, Pizza Hut International (1991-1993); Senior Vice President, Strategic Planning and New Business Development, PepsiCo, Inc. (1987-1990).	155

Current: Advent Convertible and Income Fund (2005-present); Purpose Investments Funds (2013-present).

Former: Fiduciary/Claymore Energy Infrastructure Fund (2004-2022); Guggenheim Enhanced Equity Income Fund (2005-2021); Guggenheim Credit Allocation Fund (2013-2021).

Angela Brock-Kyle (1959)	Trustee	Since 2019	Current: Founder and Chief Executive Officer, B.O.A.R.D.S. (2013-present); Director, Mutual Fund Directors Forum (2022-present). Former: Senior Leader, TIAA (1987-2012).	154

Current: Bowhead Insurance GP, LLC (2020-present); Hunt Companies, Inc. (2019-present).

Former: Fiduciary/Claymore Energy Infrastructure Fund (2019-2022); Guggenheim Enhanced Equity Income Fund (2019-2021); Guggenheim Credit Allocation Fund (2019-2021); Infinity Property & Casualty Corp. (2014-2018).

56 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INDEPENDENT TRUSTEES - continued
Thomas F. Lydon, Jr. (1960)	Trustee and Chair of the Contracts Review Committee	Since 2019 (Trustee) Since 2020 (Chair of the Contracts Review Committee)	Current: President, Global Trends Investments (1996-present); Chief Executive Officer, ETF Flows, LLC (2019-present); Chief Executive Officer, Lydon Media (2016-present); Director, GDX Index Partners, LLC (2021-present); Vice Chairman, VettaFi (2022-present).	154

Current: US Global Investors, Inc. (GROW) (1995-present).

Former: Fiduciary/Claymore Energy Infrastructure Fund (2019-2022); Guggenheim Enhanced Equity Income Fund (2019-2021); Guggenheim Credit Allocation Fund (2019-2021); Harvest Volatility Edge Trust (3) (2017-2019).

Ronald A. Nyberg (1953)	Trustee and Chair of the Nominating and Governance Committee	Since 2014	Current: Of Counsel, Momkus LLP (2016-present). Former: Partner, Nyberg & Cassioppi, LLC (2000-2016); Executive Vice President, General Counsel, and Corporate Secretary, Van Kampen Investments (1982-1999).	155

Current: Advent Convertible and Income Fund (2003-present); PPM Funds (2) (2018-present); NorthShore-Edward-Elmhurst Health (2012-present).

Former: Fiduciary/Claymore Energy Infrastructure Fund (2004-2022); Guggenheim Enhanced Equity Income Fund (2005-2021); Guggenheim Credit Allocation Fund (2013-2021); Western Asset Inflation-Linked Opportunities & Income Fund (2004-2020); Western Asset Inflation-Linked Income Fund (2003-2020).

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 57

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INDEPENDENT TRUSTEES - continued
Sandra G. Sponem (1958)	Trustee and Chair of the Audit Committee	Since 2019 (Trustee) Since 2020 (Chair of the Audit Committee)	Current: Retired. Former: Senior Vice President and Chief Financial Officer, M.A. Mortenson-Companies, Inc. (2007-2017).	154

Current: SPDR Series Trust (81) (2018-present); SPDR Index Shares Funds (30) (2018-present); SSGA Active Trust (14) (2018-present).

Former: Fiduciary/Claymore Energy Infrastructure Fund (2019-2022); Guggenheim Enhanced Equity Income Fund (2019-2021); Guggenheim Credit Allocation Fund (2019-2021); SSGA Master Trust (1) (2018-2020).

58 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INDEPENDENT TRUSTEES - concluded
Ronald E. Toupin, Jr. (1958)	Trustee, Chair of the Board and Chair of the Executive Committee	Since 2014

Current: Portfolio Consultant (2010-present); Member, Governing Council, Independent Directors Council (2013-present); Governor, Board of Governors, Investment Company Institute (2018-present).

Former: Member, Executive Committee, Independent Directors Council (2016-2018); Vice President, Manager and Portfolio Manager, Nuveen Asset Management (1998-1999); Vice President, Nuveen Investment Advisory Corp. (1992-1999); Vice President and Manager, Nuveen Unit Investment Trusts (1991-1999); and Assistant Vice President and Portfolio Manager, Nuveen Unit Investment Trusts (1988-1999), each of John Nuveen & Co., Inc. (1982-1999).

154

Former: Fiduciary/Claymore Energy Infrastructure Fund (2004-2022); Guggenheim Enhanced Equity Income Fund (2005-2021); Guggenheim Credit Allocation Fund (2013-2021); Western Asset Inflation-Linked Opportunities & Income Fund (2004-2020); Western Asset Inflation-Linked Income Fund (2003-2020).

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 59

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INTERESTED TRUSTEE
Amy J. Lee**** (1961)	Trustee, Vice President and Chief Legal Officer	Since 2018 (Trustee) Since 2014 (Chief Legal Officer) Since 2007 (Vice President)	Current: Interested Trustee, certain other funds in the Fund Complex (2018-present); Chief Legal Officer, certain other funds in the Fund Complex (2014-present); Vice President, certain other funds in the Fund Complex (2007-present); Senior Managing Director, Guggenheim Investments (2012-present). Former: President and Chief Executive Officer, certain other funds in the Fund Complex (2017-2019); Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).	154	Former: Fiduciary/Claymore Energy Infrastructure Fund (2018-2022); Guggenheim Enhanced Equity Income Fund (2018-2021); Guggenheim Credit Allocation Fund (2018-2021).

*	The business address of each Trustee is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, Illinois 60606.
**	Each Trustee serves an indefinite term, until his or her successor is elected and qualified. Time served includes time served in the respective position for the Predecessor Corporation.
***

Each Trustee also serves on the Boards of Trustees of Guggenheim Funds Trust, Guggenheim Variable Funds Trust, Guggenheim Strategy Funds Trust, Guggenheim Taxable Municipal Bond & Investment Grade Debt Trust, Guggenheim Strategic Opportunities Fund, Guggenheim Energy & Income Fund, Guggenheim Active Allocation Fund, Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust and Transparent Value Trust. Messrs. Barnes and Nyberg also serve on the Board of Trustees of Advent Convertible & Income Fund.

****	This Trustee is deemed to be an “interested person” of the Fund under the 1940 Act by reason of her position with the Fund’s Adviser and/or the parent of the Adviser.

60 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years
OFFICERS
Brian E. Binder (1972)	President and Chief Executive Officer	Since 2018

Current: President, Mutual Funds Boards, Guggenheim Investments (2022-present); President and Chief Executive Officer, certain other funds in the Fund Complex (2018-present); President, Mutual Funds Boards, Guggenheim Funds Investment Advisors, LLC and Security Investors, LLC (2018-present);Board Member, Guggenheim Partners Investment Funds plc (2022-present); Board Member, Guggenheim Global Investments plc (2022-present); Board Member of Guggenheim Partners Fund Management (Europe) Limited (2018-present).

Former: Senior Managing Director and Chief Administrative Officer, Guggenheim Investments (2018-2022); Managing Director and President, Deutsche Funds, and Head of US Product, Trading and Fund Administration, Deutsche Asset Management (2013-2018); Managing Director, Chairman of North American Executive Committee and Head of Business Management and Consulting, Invesco Ltd. (2010-2012).

James M. Howley (1972)	Chief Financial Officer, Chief Accounting Officer and Treasurer	Since 2022

Current: Managing Director, Guggenheim Investments (2004-present); Chief Financial Officer, Chief Accounting Officer, and Treasurer, certain other funds in the Fund Complex (2022-present).

Former: Assistant Treasurer, certain other funds in the Fund Complex (2006-2022); Manager, Mutual Fund Administration of Van Kampen Investments, Inc. (1996-2004).

Mark E. Mathiasen (1978)	Secretary	Since 2014	Current: Secretary, certain other funds in the Fund Complex (2007-present); Managing Director, Guggenheim Investments (2007-present).
Glenn McWhinnie (1969)	Assistant Treasurer	Since 2016	Current: Vice President, Guggenheim Investments (2009-present); Assistant Treasurer, certain other funds in the Fund Complex (2016-present).
Michael P. Megaris (1984)	Assistant Secretary	Since 2014	Current: Assistant Secretary, certain other funds in the Fund Complex (2014-present); Managing Director, Guggenheim Investments (2012-present).

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 61

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years
OFFICERS - continued
Elisabeth Miller (1968)	Chief Compliance Officer	Since 2012

Current: Chief Compliance Officer, certain other funds in the Fund Complex (2012-present); Senior Managing Director, Guggenheim Investments (2012-present); Senior Managing Director, Guggenheim Funds Distributors, LLC (2014-present).

Former: Chief Compliance Officer, Security Investors, LLC and Guggenheim Funds Investment Advisors, LLC (2012-2018); Chief Compliance Officer, Guggenheim Distributors, LLC (2009-2014); Senior Manager, Security Investors, LLC (2004-2014); Senior Manager, Guggenheim Distributors, LLC (2004-2014).

Margaux Misantone (1978)	AML Officer	Since 2017

Current: Chief Compliance Officer, Security Investors, LLC and Guggenheim Funds Investment Advisors, LLC (2018-present); AML Officer, Security Investors, LLC and certain other funds in the Fund Complex (2017-present); Managing Director, Guggenheim Investments (2015-present).

Former: Assistant Chief Compliance Officer, Security Investors, LLC and Guggenheim Funds Investments Advisors, LLC (2015-2018).

Kimberly J. Scott (1974)	Assistant Treasurer	Since 2014

Current: Director, Guggenheim Investments (2012-present); Assistant Treasurer, certain other funds in the Fund Complex (2012-present).

Former: Financial Reporting Manager, Invesco, Ltd. (2010-2011); Vice President/Assistant Treasurer, Mutual Fund Administration for Van Kampen Investments, Inc./Morgan Stanley Investment Management (2009-2010); Manager of Mutual Fund Administration, Van Kampen Investments, Inc./Morgan Stanley Investment Management (2005-2009).

Bryan Stone (1979)	Vice President	Since 2014

Current: Vice President, certain other funds in the Fund Complex (2014-present); Managing Director, Guggenheim Investments (2013-present).

Former: Senior Vice President, Neuberger Berman Group LLC (2009-2013); Vice President, Morgan Stanley (2002-2009).

62 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(concluded)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years
OFFICERS - concluded
Jon Szafran (1989)	Assistant Treasurer	Since 2017

Current: Director, Guggenheim Investments (2017-present); Assistant Treasurer, certain other funds in the Fund Complex (2017-present).

Former: Assistant Treasurer of Henderson Global Funds and Manager of US Fund Administration, Henderson Global Investors (North America) Inc. (“HGINA”), (2017); Senior Analyst of US Fund Administration, HGINA (2014–2017); Senior Associate of Fund Administration, Cortland Capital Market Services, LLC (2013-2014); Experienced Associate, PricewaterhouseCoopers LLP (2012-2013).

*	The business address of each officer is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, Illinois 60606.
**	Each officer serves an indefinite term, until his or her successor is duly elected and qualified.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 63

GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)

Who We Are

This Privacy Notice describes the data protection practices of Guggenheim Investments. Guggenheim Investments as used herein refers to the affiliated investment management businesses of Guggenheim Partners, LLC: Guggenheim Funds Investment Advisors, LLC, Guggenheim Partners Investment Management, LLC, Guggenheim Funds Distributors, LLC, Security Investors, LLC, Guggenheim Investment Advisors (Europe) Limited, Guggenheim Real Estate, LLC, GS Gamma Advisors, LLC, Guggenheim Partners India Management, LLC, Guggenheim Partners Europe Limited, as well as the funds in the Guggenheim Funds complex (the “Funds”) (“Guggenheim Investments,” “we,” “us,” or “our”).

Guggenheim Partners Investment Management Holdings, LLC, located at 330 Madison Avenue, New York, New York, 10017 is the data controller for your information. The affiliates who are also controllers of certain of your information are: Guggenheim Investment Advisors (Europe) Limited, Guggenheim Partners Europe Limited, Guggenheim Partners, LLC, Guggenheim Funds Investment Advisors, LLC, Guggenheim Partners Investment Management, LLC, Guggenheim Funds Distributors, LLC and Security Investors, LLC, as well as the Funds.

Our Commitment to You

Guggenheim Investments considers your privacy our utmost concern. When you become our client or investor, you entrust us with not only your hard-earned money but also with your personal and financial information. Because we have access to your private information, we hold ourselves to the highest standards in its safekeeping and use. We strictly limit how we share your information with others, whether you are a current or former Guggenheim Investments client or investor.

The Information We Collect About You

We collect certain nonpublic personal information about you from information you provide on applications, other forms, our website, and/or from third parties including investment advisors. This information includes Social Security or other tax identification number, assets, income, tax information, retirement and estate plan information, transaction history, account balance, payment history, bank account information, marital status, family relationships, information that we collect on our website through the use of “cookies,” and other personal information that you or others provide to us. We may also collect such information through your inquiries by mail, e-mail or telephone. We may also collect customer due diligence information, as required by applicable law and regulation, through third party service providers.

How We Handle Your Personal Information

The legal basis for using your information as set out in this Privacy Notice is as follows: (a) use of your personal data is necessary to perform our obligations under any contract with you (such as a contract for us to provide financial services to you); or (b) where use of your personal data is not necessary for performance of a contract, use of your personal data is necessary for our

64 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)(continued)

legitimate interests or the legitimate interests of others (for example, to enforce the legal terms governing our services, operate and market our website and other services we offer, ensure safe environments for our personnel and others, make and receive payments, prevent fraud and to know the customer to whom we are providing the services). Some processing is done to comply with applicable law.

In addition to the specific uses described above, we also use your information in the following manner:

●	We use your information in connection with servicing your accounts.

●	We use information to respond to your requests or questions. For example, we might use your information to respond to your customer feedback.

●	We use information to improve our products and services. We may use your information to make our website and products better. We may use your information to customize your experience with us.

●	We use information for security purposes. We may use your information to protect our company and our customers.

●

We use information to communicate with you. For example, we will communicate with you about your account or our relationship. We may contact you about your feedback. We might also contact you about this Privacy Notice. We may also enroll you in our email newsletter.

●	We use information as otherwise permitted by law, as we may notify you.

●

Aggregate/Anonymous Data. We may aggregate and/or anonymize any information collected through the website so that such information can no longer be linked to you or your device (“Aggregate/Anonymous Information”). We may use Aggregate/Anonymous Information for any purpose, including without limitation for research and marketing purposes, and may also share such data with any third parties, including advertisers, promotional partners, and sponsors.

We do not sell information about current or former clients or their accounts to third parties. Nor do we share this information, except when necessary to complete transactions at your request, to make you aware of investment products and services that we or our affiliates offer, or as permitted or required by law.

We provide information about you to companies and individuals not affiliated with Guggenheim Investments to complete certain transactions or account changes, or to perform services for us related to your account. For example, if you ask to transfer assets from another financial institution to Guggenheim Investments, we must provide certain information about you to that company to complete the transaction. We provide the third party with only the information necessary to carry out its responsibilities and only for that purpose. And we require these third

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 65

GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)(continued)

parties to treat your private information with the same high degree of confidentiality that we do. To alert you to other Guggenheim Investments products and services, we share your information within our family of affiliated companies. You may limit our sharing with affiliated companies as set out below. We may also share information with any successor to all or part of our business, or in connection with steps leading up to a merger or acquisition. For example, if part of our business was sold we may give customer information as part of that transaction. We may also share information about you with your consent.

We will release information about you if you direct us to do so, if we are compelled by law to do so, or in other circumstances as permitted by law (for example, to protect your account from fraud).

If you close your account(s) or become an inactive client or investor, we will continue to adhere to the privacy policies and practices described in this notice.

Opt-Out Provisions and Your Data Choices

The law allows you to “opt out” of certain kinds of information sharing with third parties. We do not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.

When you are no longer our client or investor, we continue to share your information as described in this notice, and you may contact us at any time to limit our sharing by sending an email to CorporateDataPrivacy@GuggenheimPartners.com.

European Union Data Subjects and certain others: In addition to the choices set forth above, residents of the European Union and certain other jurisdictions have certain rights to (1) request access to or rectification or deletion of information we collect about them, (2) request a restriction on the processing of their information, (3) object to the processing of their information, or (4) request the portability of certain information. To exercise these or other rights, please contact us using the contact information below. We will consider all requests and provide our response within the time period stated by applicable law. Please note, however, that certain information may be exempt from such requests in some circumstances, which may include if we need to keep processing your information for our legitimate interests or to comply with a legal obligation. We may request you provide us with information necessary to confirm your identity before responding to your request.

Residents of France and certain other jurisdictions may also provide us with instructions regarding the manner in which we may continue to store, erase and share your information after your death, and where applicable, the person you have designated to exercise these rights after your death.

How We Protect Privacy Online

We take steps to protect your privacy when you use our web site – www.guggenheiminvestments.com – by using secure forms of online communication, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These safeguards vary based

66 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)(concluded)

on the sensitivity of the information that we collect and store. However, we cannot and do not guarantee that these measures will prevent every unauthorized attempt to access, use, or disclose your information since despite our efforts, no Internet and/or other electronic transmissions can be completely secure. Our web site uses “http cookies”—tiny pieces of information that we ask your browser to store. We use cookies for session management and security features on the Guggenheim Investments web site. We do not use them to pull data from your hard drive, to learn your e-mail address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the legal information area on our web site for more details about web site security and privacy features.

How We Safeguard Your Personal Information and Data Retention

We restrict access to nonpublic personal information about you to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

We keep your information for no longer than necessary for the purposes for which it is processed. The length of time for which we retain information depends on the purposes for which we collected and use it and/or as required to comply with applicable laws. Information may persist in copies made for backup and business continuity purposes for additional time.

International Visitors

If you are not a resident of the United States, please be aware that your information may be transferred to, stored and processed in the United States where our servers are located and our databases are operated. The data protection and other laws of the United States and other countries might not be as comprehensive as those in your country.

In such cases, we ensure that a legal basis for such a transfer exists and that adequate protection is provided as required by applicable law, for example, by using standard contractual clauses or by transferring your data to a jurisdiction that has obtained an adequacy finding. Individuals whose data may be transferred on the basis of standard contractual clauses may contact us as described below.

We’ll Keep You Informed

If you have any questions or concerns about how we treat your personal data, we encourage you to consult with us first. You may also contact the relevant supervisory authority.

We reserve the right to modify this policy at any time and will inform you promptly of material changes. You may access our privacy policy from our web site at www.guggenheiminvestments.com. Should you have any questions regarding our privacy policy, contact us by email at CorporateDataPrivacy@GuggenheimPartners.com.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 67

This page intentionally left blank.

This page intentionally left blank.

This page intentionally left blank.

This page intentionally left blank.

This page intentionally left blank.

This page intentionally left blank.

3.31.2023

Guggenheim Funds Semi-Annual Report

Guggenheim Limited Duration Fund

GuggenheimInvestments.com	LD-SEMI-0323x0923

GUGGENHEIM

Fast, Convenient, and Secure

Sign up for eDelivery from Guggenheim

Guggenheim's eDelivery service allows you to waive postal delivery and provides a fast, convenient, and secure way to access your account documents and shareholder communications such as statements, confirmations, prospectuses, and annual and semi-annual reports.

With Guggenheim's eDelivery service, you can:

- Receive important account information faster
- Reduce the chance of mail fraud and identity theft
- Positively impact the environment
- Increase shareholder value by reducing printing and mailing costs

For more information, visit *GuggenheimInvestments.com/eDelivery* or call our Client Services group at 800 820 0888.

It's easy to enroll:

To register your account and begin receiving some or all of your shareholder communications electronically, follow these simple steps:

1. **Go to *GuggenheimInvestments.com/myaccount***

   If you are a new user, you can also establish your User ID and password here.
2. **Log into your account**
3. **Select "Profile" on the left**
4. **Select "Edit Delivery" at the bottom**
5. **Select the eDelivery radio buttons**
6. **Enter your email address, and check the box that you have read the Terms and Conditions**
7. **Hit "Submit"**

GI-GOGREEN-1022 x1023 #54520

Guggenheim Investments

eDelivery Service Notice

DEAR SHAREHOLDER	2
ECONOMIC AND MARKET OVERVIEW	3
ABOUT SHAREHOLDERS’ FUND EXPENSES	4
LIMITED DURATION FUND	6
NOTES TO FINANCIAL STATEMENTS	36
OTHER INFORMATION	53
INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	54
GUGGENHEIM INVESTMENTS PRIVACY NOTICE	60

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 1

March 31, 2023

Dear Shareholder:

Guggenheim Partners Investment Management, LLC (the “Investment Manager”) is pleased to present the shareholder report for Guggenheim Limited Duration Fund (the “Fund”) for the semi-annual fiscal period ended March 31, 2023 (the “Reporting Period”).

The Investment Manager is part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC (“Guggenheim”), a global, diversified financial services firm.

Guggenheim Funds Distributors, LLC is the distributor of the Fund. Guggenheim Funds Distributors, LLC is affiliated with Guggenheim and the Investment Manager.

We encourage you to read the Economic and Market Overview section of the report, which follows this letter.

We are committed to providing innovative investment solutions and appreciate the trust you place in us.

Sincerely,

Security Investors, LLC,

Guggenheim Partners Investment Management, LLC,

April 30, 2023

Read a prospectus and summary prospectus (if available) carefully before investing. It contains the investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at guggenheiminvestments.com or call 800.820.0888.

This material is not intended as a recommendation or as investment advice of any kind, including in connection with rollovers, transfers, and distributions. Such material is not provided in a fiduciary capacity, may not be relied upon for or in connection with the making of investment decisions, and does not constitute a solicitation of an offer to buy or sell securities. All content has been provided for informational or educational purposes only and is not intended to be and should not be construed as legal or tax advice and/or a legal opinion. Always consult a financial, tax and/or legal professional regarding your specific situation.

Limited Duration Fund may not be suitable for all investors. ● The Fund’s market value will change in response to interest rate changes and market conditions among other factors. In general, bond prices rise when interest rates fall and vice versa. ● The Fund’s exposure to high yield securities may subject the Fund to greater volatility. ● When market conditions are deemed appropriate, the Fund may use leverage to the full extent permitted by its investment policies and restrictions and applicable law. Leveraging will exaggerate the effect on net asset value of any increase or decrease in the market value of the Fund’s portfolio. ● The Fund may invest in derivative instruments, which may be more volatile and less liquid, increasing the risk of loss when compared to traditional securities. Certain of the derivative instruments are also subject to the risks of counterparty default and adverse tax treatment. ● Instruments and strategies (such as borrowing transactions and reverse repurchase agreements) may provide leveraged exposure to a particular investment, which will magnify any gains or losses on those investments. ● Investments in reverse repurchase agreements expose the Fund to the many of the same risks as investments in derivatives. ● The Fund’s investments in other investment vehicles subject the Fund to those risks and expenses affecting the investment vehicle. ● The Fund’s investments in foreign securities carry additional risks when compared to U.S. securities, due to the impact of diplomatic, political or economic developments in the country in question (investments in emerging markets securities are generally subject to an even greater level of risks). ● Investments in syndicated bank loans generally offer a floating interest rate and involve special types of risks. ● The Fund’s investments in municipal securities can be affected by events that affect the municipal bond market. ● The Fund’s investments in real estate securities subject the Fund to the same risks as direct investments in real estate, which is particularly sensitive to economic downturns. ● The Fund’s investments in restricted securities may involve financial and liquidity risk. ● You may have a gain or loss when you sell your shares. ● It is important to note that the Fund is not guaranteed by the U.S. government. ● Please read the prospectus for more detailed information regarding these and other risks.

2 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ECONOMIC AND MARKET OVERVIEW (Unaudited)	March 31, 2023

Developments in March 2023 highlighted the increasingly difficult place in which the U.S. Federal Reserve (the “Fed”) and other central banks find themselves as they work toward restoring price stability and maintaining financial stability. The collapse of Silicon Valley Bank and Signature Bank prompted banks to rush for liquidity support from the Fed, totaling $165 billion in the immediate aftermath. Overseas, the Swiss National Bank provided the equivalent of $54 billion in emergency liquidity to Credit Suisse before a deal was struck with rival UBS to buy it for $3.25 billion.

Heightened concerns about further bank stress and central banks’ ability to continue aggressively tightening monetary policy weighed heavily on market-implied expectations for the path of policy rates. Nevertheless, in March 2023 the Fed raised rates by 25 basis points and the European Central Bank raised rates by 50 basis points. One basis point equals 0.01%. We expect central banks will continue to raise rates over the next few months in their continuing effort to bring inflation to heel, despite the cracks in financial stability that are beginning to show.

While markets were volatile, data releases indicated that the U.S. economy is still on a relatively firm footing. March job growth came in at 236,000, well above the level needed to keep the unemployment rate from rising. Housing data has surprised to the upside, likely in response to the recent softening of mortgage rates. Meanwhile, the S&P Global U.S. composite Purchasing Managers’ Index (“PMI”) rose to a 10-month high, with strength especially evident in sub-indices for the service sector. Forward-looking data looks more concerning, however, with the Leading Economic Index turning down further, initial signs of job loss in the most cyclical and interest rate sensitive sectors, and business surveys souring on the economic outlook and plans for spending and hiring.

The Fed acknowledged in its March 2023 Federal Open Market Committee meeting statement that a contraction of credit emanating from volatility in the banking sector was likely to create new headwinds for the economy. In recognition of this new risk, the Fed’s updated Summary of Economic Projections showed a small downward revision of real gross domestic product growth this year, from 0.5% to 0.4%, followed by a larger downward revision for next year, from 1.6 percent to 1.2 percent. We continue to expect a recession could begin midway through the year.

For the Reporting Period, the S&P 500® Index* returned 15.62%. The MSCI Europe-Australasia-Far East (“EAFE”) Index* (gross) returned 27.52%. The return of the MSCI Emerging Markets Index* (gross) was 14.20%.

In the bond market, the Bloomberg U.S. Aggregate Bond Index* posted a 4.89% return for the Reporting Period, while the Bloomberg U.S. Corporate High Yield Index* returned 7.89%. The return of the ICE Bank of America (“BofA”) 3-Month U.S. Treasury Bill Index* was 1.94% for the six-month period.

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

*Index Definitions:

The following indices are referenced throughout this report. Indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees, or expenses.

Bloomberg U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, mortgage-backed securities or “MBS” (agency fixed-rate and hybrid adjustable-rate mortgage, or “ARM”, pass-throughs), asset-backed securities (“ABS”), and commercial mortgage-backed securities (“CMBS”) (agency and non-agency).

Bloomberg U.S. Corporate High Yield Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB +/BB + or below.

Bloomberg U.S. Aggregate Bond 1-3 Year Total Return Index measures the performance of publicly issued investment grade corporate, U.S. Treasury and government agency securities with remaining maturities of one to three years.

ICE BofA 3-Month U.S. Treasury Bill Index is an unmanaged market Index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

S&P 500® Index is a broad-based index, the performance of which is based on the performance of 500 widely held common stocks chosen for market size, liquidity, and industry group representation.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 3

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses, and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, other distributions, and exchange fees, and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning September 30, 2022 and ending March 31, 2023.

The following tables illustrate the Fund’s costs in two ways:

Table 1. Based on actual Fund return: This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fifth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return: This section is intended to help investors compare a fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges (“CDSC”) on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about the Fund’s expenses, including annual expense ratios for periods up to five years (subject to the Fund’s inception date), can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus.

4 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(concluded)

	Expense Ratio[1]	Fund Return	Beginning Account Value September 30, 2022	Ending Account Value March 31, 2023	Expenses Paid During Period[2]
Table 1. Based on actual Fund return[3]
Limited Duration Fund
A-Class	0.75%	3.93%	$ 1,000.00	$ 1,039.30	$ 3.81
C-Class	1.50%	3.50%	1,000.00	1,035.00	7.61
P-Class	0.75%	3.93%	1,000.00	1,039.30	3.81
Institutional Class	0.50%	4.01%	1,000.00	1,040.10	2.54
R6-Class	0.49%	4.06%	1,000.00	1,040.60	2.49

Table 2. Based on hypothetical 5% return (before expenses)
Limited Duration Fund
A-Class	0.75%	5.00%	$ 1,000.00	$ 1,021.19	$ 3.78
C-Class	1.50%	5.00%	1,000.00	1,017.45	7.54
P-Class	0.75%	5.00%	1,000.00	1,021.19	3.78
Institutional Class	0.50%	5.00%	1,000.00	1,022.44	2.52
R6-Class	0.49%	5.00%	1,000.00	1,022.49	2.47

[1]

Annualized and excludes expenses of the underlying funds in which the Funds invest, if any. This ratio represents net expenses, which may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratio for the Fund would be 0.72%, 1.47%, 0.72%, 0.47% and 0.47% for the A-Class, C-Class, P-Class, Institutional Class and R6-Class, respectively.

[2]

Expenses are equal to the Fund’s annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

[3]	Actual cumulative return at net asset value for the period September 30, 2022 to March 31, 2023.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 5

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 31, 2023

LIMITED DURATION FUND

OBJECTIVE: Seeks to provide a high level of income consistent with preservation of capital.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

Portfolio Composition by Quality Rating[1]
Rating	% of Total Investments
Fixed Income Instruments
AAA	27.0%
AA	8.7%
A	19.8%
BBB	23.3%
BB	6.0%
B	1.2%
CCC	0.5%
CC	0.3%
NR2	10.1%
Other Instruments	3.1%
Total Investments	100.0%

Inception Dates:
A-Class	December 16, 2013
C-Class	December 16, 2013
P-Class	May 1, 2015
Institutional Class	December 16, 2013
R6-Class	March 13, 2019

Ten Largest Holdings	(% of Total Net Assets)
U.S. Treasury Notes, 4.63%	5.9%
Boeing Co., 4.88%	1.3%
THL Credit Lake Shore MM CLO I Ltd., 6.49%	1.2%
OSAT Trust, 2.12%	1.0%
F&G Global Funding, 0.90%	1.0%
Golub Capital Partners CLO 49M Ltd., 6.34%	0.9%
Oak Street Investment Grade Net Lease Fund Series, 1.85%	0.9%
Warnermedia Holdings, Inc., 3.64%	0.8%
NYMT Loan Trust, 1.67%	0.8%
Guggenheim Strategy Fund III	0.8%
Top Ten Total	14.6%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

[1]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled “NR” have been rated by Moody’s, Standard & Poor’s (“S&P”), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization (“NRSRO”). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating. Security ratings are determined at the time of purchase and may change thereafter.

[2]	NR (not rated) securities do not necessarily indicate low credit quality.

6 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(concluded)	March 31, 2023

Average Annual Returns*

Periods Ended March 31, 2023

	6 Month†	1 Year	5 Year	Since Inception (12/16/13)
A-Class Shares	3.93%	0.03%	1.44%	1.93%
A-Class Shares with sales charge‡	1.59%	(2.21%)	0.98%	1.68%
C-Class Shares	3.50%	(0.76%)	0.68%	1.17%
C-Class Shares with CDSC§	2.50%	(1.73%)	0.68%	1.17%
Institutional Class Shares	4.01%	0.24%	1.68%	2.19%
Bloomberg U.S. Aggregate Bond 1-3 Year Total Return Index	2.42%	0.24%	1.21%	1.02%

	6 Month†	1 Year	5 Year	Since Inception (05/01/15)
P-Class Shares	3.93%	0.03%	1.44%	1.81%
Bloomberg U.S. Aggregate Bond 1-3 Year Total Return Index	2.42%	0.24%	1.21%	1.02%

	6 Month†	1 Year	Since Inception (03/13/19)
R6-Class Shares	4.06%	0.28%	1.65%
Bloomberg U.S. Aggregate Bond 1-3 Year Total Return Index	2.42%	0.24%	0.85%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Bloomberg U.S. Aggregate Bond 1-3 Year Total Return Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 2.25%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 7

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023
LIMITED DURATION FUND

	Shares	Value
COMMON STOCKS† - 0.2%

Financial - 0.2%
TPG Pace Beneficial II Corp.*,1	148,829	$1,483,840
AfterNext HealthTech Acquisition Corp. — Class A*,1	135,000	1,379,700
Conyers Park III Acquisition Corp. — Class A*,1	125,300	1,266,783
Waverley Capital Acquisition Corp. 1 — Class A*,1	99,000	1,009,800
Acropolis Infrastructure Acquisition Corp. — Class A*,1	86,600	877,258
Blue Whale Acquisition Corp. I — Class A*,1	72,300	718,662
Total Financial		6,736,043

Communications - 0.0%
Vacasa, Inc. — Class A*	81,407	78,330

Total Common Stocks
(Cost $7,270,608)		6,814,373

PREFERRED STOCKS†† - 0.6%
Financial - 0.6%
Wells Fargo & Co.
3.90%	12,100,000	10,680,791
Markel Corp.
6.00%	7,210,000	6,916,516
MetLife, Inc.
3.85%	4,620,000	4,070,466
American Financial Group, Inc.
4.50% due 09/15/60	91,963	1,702,235
American Equity Investment Life Holding Co.
5.95%	8,000	187,760
Total Financial		23,557,768

Total Preferred Stocks
(Cost $26,412,503)		23,557,768

WARRANTS† - 0.0%
Conyers Park III Acquisition Corp.
Expiring 08/12/28[1]	41,766	8,353
AfterNext HealthTech Acquisition Corp.
Expiring 07/09/23[1]	45,000	7,495
Acropolis Infrastructure Acquisition Corp.
Expiring 03/31/26[1]	28,866	4,919
Ginkgo Bioworks Holdings, Inc.
Expiring 08/01/26	19,663	3,539
Waverley Capital Acquisition Corp.
Expiring 04/30/27*,1	33,000	2,970
Blue Whale Acquisition Corp.
Expiring 07/09/23*,1	18,074	1,513
MSD Acquisition Corp.
Expiring 05/13/23†††,1	27,374	—
Total Warrants
(Cost $280,832)		28,789

MUTUAL FUNDS† - 2.2%
Guggenheim Strategy Fund III[3]	1,252,571	30,374,850
Guggenheim Strategy Fund II3	1,250,244	30,268,397
Guggenheim Ultra Short Duration Fund — Institutional Class[3]	3,043,605	29,553,403
Total Mutual Funds
(Cost $91,400,893)		90,196,650

MONEY MARKET FUND† - 0.1%
Dreyfus Treasury Obligations Cash Management Fund — Institutional Shares, 4.69%[4]	3,538,311	3,538,311
Total Money Market Fund
(Cost $3,538,311)		3,538,311

	Face Amount~
ASSET-BACKED SECURITIES†† - 35.1%
Collateralized Loan Obligations - 23.4%
THL Credit Lake Shore MM CLO I Ltd.
2021-1A A1R, 6.49% (3 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 04/15/33◊,5	48,500,001	47,313,157
2021-1A A2R, 6.64% (3 Month USD LIBOR + 1.85%, Rate Floor: 1.85%) due 04/15/33◊,5	6,250,000	5,819,095
BXMT Ltd.
2020-FL2 A, 5.76% (1 Month Term SOFR + 1.01%, Rate Floor: 0.90%) due 02/15/38◊,5	19,255,702	18,799,523
2020-FL2 AS, 6.01% (1 Month Term SOFR + 1.26%, Rate Floor: 1.15%) due 02/15/38◊	14,310,000	13,699,524
2020-FL3 AS, 6.42% (30 Day Average SOFR + 1.86%, Rate Floor: 1.75%) due 11/15/37◊,5	4,500,000	4,349,801
2020-FL3 B, 6.82% (30 Day Average SOFR + 2.26%, Rate Floor: 2.15%) due 11/15/37◊,5	2,000,000	1,941,428
2020-FL2 B, 6.26% (1 Month Term SOFR + 1.51%, Rate Floor: 1.40%) due 02/15/38◊,5	2,000,000	1,800,923
Golub Capital Partners CLO 49M Ltd.
2021-49A AR, 6.34% (3 Month USD LIBOR + 1.53%, Rate Floor: 1.53%) due 08/26/33◊,5	36,500,000	35,512,701
ABPCI Direct Lending Fund IX LLC
2021-9A A1R, 6.22% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 11/18/31◊,5	30,750,000	30,151,012
LCM XXIV Ltd.
2021-24A AR, 5.79% (3 Month USD LIBOR + 0.98%, Rate Floor: 0.98%) due 03/20/30◊,5	29,669,119	29,279,756

8 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
LIMITED DURATION FUND

	Face Amount~	Value
Golub Capital Partners CLO 54M, LP
2021-54A A, 6.34% (3 Month USD LIBOR + 1.53%, Rate Floor: 1.53%) due 08/05/33◊,5	29,000,000	$28,174,077
CHCP Ltd.
2021-FL1 A, 5.82% (1 Month Term SOFR + 1.16%, Rate Floor: 1.05%) due 02/15/38◊,5	28,016,625	27,547,254
Golub Capital Partners CLO 16 Ltd.
2021-16A A1R2, 6.43% (3 Month USD LIBOR + 1.61%, Rate Floor: 1.61%) due 07/25/33◊,5	27,650,000	27,226,233
Golub Capital Partners CLO 36M Ltd.
2018-36A A, 6.11% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 02/05/31◊,5	27,500,000	27,115,864
LCCM Trust
2021-FL3 A, 6.13% (1 Month USD LIBOR + 1.45%, Rate Floor: 1.45%) due 11/15/38◊,5	22,250,000	21,464,086
2021-FL2 B, 6.58% (1 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 12/13/38◊	6,000,000	5,636,876
Shackleton CLO Ltd.
2017-8A A1R, 5.73% (3 Month USD LIBOR + 0.92%, Rate Floor: 0.00%) due 10/20/27◊,5	27,147,634	27,027,747
Parliament CLO II Ltd.
2021-2A B, 6.62% (3 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 08/20/32◊,5	22,250,000	21,365,104
2021-2A A, 6.27% (3 Month USD LIBOR + 1.35%, Rate Floor: 1.35%) due 08/20/32◊,5	5,223,981	5,137,690
2021-2A C, 7.47% (3 Month USD LIBOR + 2.55%, Rate Floor: 2.55%) due 08/20/32◊,5	500,000	473,784
Owl Rock CLO IV Ltd.
2021-4A A1R, 6.52% (3 Month USD LIBOR + 1.60%, Rate Floor: 1.60%) due 08/20/33◊,5	24,250,000	23,461,875
2021-4A A2R, 6.82% (3 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 08/20/33◊,5	3,650,000	3,440,485
ABPCI Direct Lending Fund CLO V Ltd.
2021-5A A2R, 6.71% (3 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 04/20/31◊,5	15,500,000	14,896,128
2021-5A A1R, 6.31% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 04/20/31◊,5	11,500,000	11,296,310
Palmer Square Loan Funding Ltd.
2021-1A A1, 5.71% (3 Month USD LIBOR + 0.90%, Rate Floor: 0.90%) due 04/20/29◊,5	11,237,504	11,126,880
2022-1A A2, 6.23% (3 Month Term SOFR + 1.60%, Rate Floor: 1.60%) due 04/15/30◊,5	5,000,000	4,858,730
2021-3A B, 6.56% (3 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 07/20/29◊,5	5,000,000	4,801,824
2021-2A B, 6.32% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 05/20/29◊,5	4,000,000	3,869,420
LoanCore Issuer Ltd.
2021-CRE5 B, 6.68% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 07/15/36◊,5	7,900,000	7,363,788
2021-CRE4 B, 5.92% (30 Day Average SOFR + 1.36%, Rate Floor: 1.25%) due 07/15/35◊,5	7,500,000	6,997,846
2019-CRE2 AS, 6.18% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 05/15/36◊,5	6,466,866	6,439,902
2018-CRE1 AS, 6.18% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 05/15/28◊,5	1,825,463	1,817,897
HERA Commercial Mortgage Ltd.
2021-FL1 A, 5.81% (1 Month USD LIBOR + 1.05%, Rate Floor: 1.05%) due 02/18/38◊,5	19,681,886	18,995,128
2021-FL1 B, 6.36% (1 Month USD LIBOR + 1.60%, Rate Floor: 1.60%) due 02/18/38◊,5	3,750,000	3,537,307
Golub Capital Partners CLO 33M Ltd.
2021-33A AR2, 6.82% (3 Month USD LIBOR + 1.86%, Rate Floor: 1.86%) due 08/25/33◊,5	23,000,000	21,527,637
Madison Park Funding XLVIII Ltd.
2021-48A B, 6.25% (3 Month USD LIBOR + 1.45%, Rate Floor: 1.45%) due 04/19/33◊,5	22,000,000	21,457,432
Cerberus Loan Funding XXXI, LP
2021-1A A, 6.29% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 04/15/32◊,5	11,890,424	11,786,841
2021-1A B, 6.69% (3 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 04/15/32◊,5	9,600,000	9,389,111
Cerberus Loan Funding XL LLC
2023-1A A, 7.19% (3 Month Term SOFR + 2.40%, Rate Floor: 2.40%) due 03/22/35◊,5	16,500,000	16,500,000
2023-1A B, 8.39% (3 Month Term SOFR + 3.60%, Rate Floor: 3.60%) due 03/22/35◊,5	3,250,000	3,250,000
Cerberus Loan Funding XXX, LP
2020-3A A, 6.64% (3 Month USD LIBOR + 1.85%, Rate Floor: 1.85%) due 01/15/33◊,5	18,000,000	17,824,469

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 9

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
LIMITED DURATION FUND

	Face Amount~	Value
Cerberus Loan Funding XXXII, LP
2021-2A A, 6.41% (3 Month USD LIBOR + 1.62%, Rate Floor: 1.62%) due 04/22/33◊,5	14,250,000	$13,922,941
2021-2A B, 6.69% (3 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 04/22/33◊,5	4,000,000	3,816,717
ABPCI Direct Lending Fund CLO II LLC
2021-1A A1R, 6.41% (3 Month USD LIBOR + 1.60%, Rate Floor: 1.60%) due 04/20/32◊,5	15,250,000	14,840,846
2021-1A BR, 6.96% (3 Month USD LIBOR + 2.15%, Rate Floor: 2.15%) due 04/20/32◊,5	2,250,000	2,145,838
2021-1A A2R, 6.71% (3 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 04/20/32◊,5	300,000	294,121
Woodmont Trust
2020-7A A1A, 6.69% (3 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 01/15/32◊,5	16,250,000	16,103,703
BRSP Ltd.
2021-FL1 C, 6.91% (1 Month USD LIBOR + 2.15%, Rate Floor: 2.15%) due 08/19/38◊,5	10,000,000	9,325,419
2021-FL1 B, 6.66% (1 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 08/19/38◊,5	6,400,000	6,031,158
ACRES Commercial Realty Ltd.
2021-FL1 B, 6.51% (1 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 06/15/36◊,5	11,200,000	10,676,772
2021-FL1 C, 6.71% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 06/15/36◊,5	4,800,000	4,554,857
AMMC CLO XI Ltd.
2020-11A A2R3, 1.83% due 04/30/31[5]	14,300,000	13,384,789
Cerberus Loan Funding XXXIII, LP
2021-3A A, 6.35% (3 Month USD LIBOR + 1.56%, Rate Floor: 1.56%) due 07/23/33◊,5	11,500,000	11,190,620
2021-3A B, 6.64% (3 Month USD LIBOR + 1.85%, Rate Floor: 1.85%) due 07/23/33◊,5	2,250,000	2,135,730
Fortress Credit Opportunities XI CLO Ltd.
2018-11A A1T, 6.09% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 04/15/31◊,5	13,450,000	13,270,266
BDS Ltd.
2021-FL8 D, 6.66% (1 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 01/18/36◊,5	7,000,000	6,539,051
2021-FL9 C, 6.66% (1 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 11/16/38◊,5	5,000,000	4,723,994
2020-FL5 B, 6.61% (1 Month Term SOFR + 1.91%, Rate Floor: 1.80%) due 02/16/37◊	1,400,000	1,366,248
ABPCI Direct Lending Fund CLO I LLC
2021-1A A1A2, 6.51% (3 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 07/20/33◊,5	12,250,000	11,790,115
Lake Shore MM CLO III LLC
2021-2A A1R, 6.27% (3 Month USD LIBOR + 1.48%, Rate Floor: 1.48%) due 10/17/31◊,5	11,250,000	11,038,023
Fortress Credit Opportunities IX CLO Ltd.
2021-9A A2TR, 6.59% (3 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 10/15/33◊,5	11,500,000	10,997,672
Madison Park Funding LIII Ltd.
2022-53A B, 6.40% (3 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 04/21/35◊,5	10,750,000	10,389,015
KREF
2021-FL2 B, 6.36% (1 Month USD LIBOR + 1.65%, Rate Floor: 1.65%) due 02/15/39◊,5	10,700,000	10,180,893
FS Rialto
2021-FL3 B, 6.53% (1 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 11/16/36◊,5	7,500,000	7,099,418
2021-FL2 C, 6.78% (1 Month USD LIBOR + 2.05%, Rate Floor: 2.05%) due 05/16/38◊,5	3,250,000	3,002,968
Neuberger Berman CLO XVI-S Ltd.
2021-16SA BR, 6.19% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 04/15/34◊,5	10,200,000	9,748,317
Recette CLO Ltd.
2021-1A BRR, 6.21% (3 Month USD LIBOR + 1.40%, Rate Floor: 0.00%) due 04/20/34◊,5	10,000,000	9,511,830
ABPCI Direct Lending Fund CLO VII, LP
2021-7A A1R, 6.25% (3 Month USD LIBOR + 1.43%, Rate Floor: 1.43%) due 10/20/31◊,5	9,250,000	9,047,214
PFP Ltd.
2021-7 B, 6.13% (1 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 04/14/38◊,5	4,599,770	4,389,170
2021-7 D, 7.13% (1 Month USD LIBOR + 2.40%, Rate Floor: 2.40%) due 04/14/38◊,5	4,104,795	3,826,717
Cerberus Loan Funding XXXV, LP
2021-5A A, 6.29% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 09/22/33◊,5	8,000,000	7,835,100

10 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
LIMITED DURATION FUND

	Face Amount~	Value
GoldenTree Loan Management US CLO 1 Ltd.
2021-9A B, 6.31% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 01/20/33◊,5	7,000,000	$6,788,679
2021-9A C, 6.61% (3 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 01/20/33◊,5	1,000,000	948,633
BCC Middle Market CLO LLC
2021-1A A1R, 6.29% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 10/15/33◊,5	6,750,000	6,570,450
NewStar Fairfield Fund CLO Ltd.
2018-2A A1N, 6.08% (3 Month USD LIBOR + 1.27%, Rate Floor: 1.27%) due 04/20/30◊,5	6,529,571	6,444,079
Neuberger Berman Loan Advisers CLO 40 Ltd.
2021-40A B, 6.19% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 04/16/33◊,5	6,000,000	5,819,660
MF1 Multifamily Housing Mortgage Loan Trust
2021-FL6 B, 6.36% (1 Month USD LIBOR + 1.65%, Rate Floor: 1.65%) due 07/16/36◊,5	6,000,000	5,687,204
KREF Funding V LLC
6.43% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 06/25/26◊,†††	5,370,860	5,339,974
0.15% due 06/25/26†††,6	27,272,727	13,364
STWD Ltd.
2019-FL1 C, 6.72% (1 Month Term SOFR + 2.06%, Rate Floor: 1.95%) due 07/15/38◊,5	3,200,000	3,094,908
2021-FL2 B, 6.51% (1 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 04/18/38◊,5	2,187,000	2,001,049
Owl Rock CLO II Ltd.
2021-2A ALR, 6.36% (3 Month USD LIBOR + 1.55%, Rate Floor: 1.55%) due 04/20/33◊,5	5,000,000	4,851,483
CIFC Funding Ltd.
2021-4A A1B2, 6.06% (3 Month USD LIBOR + 1.25%, Rate Floor: 1.25%) due 04/20/34◊,5	5,000,000	4,712,357
BSPRT Issuer Ltd.
2021-FL6 C, 6.73% (1 Month USD LIBOR + 2.05%, Rate Floor: 2.05%) due 03/15/36◊	5,000,000	4,672,586
Carlyle Global Market Strategies CLO Ltd.
2018-4A A1RR, 5.79% (3 Month USD LIBOR + 1.00%, Rate Floor: 1.00%) due 01/15/31◊,5	4,681,009	4,638,847
ACRE Commercial Mortgage Ltd.
2021-FL4 AS, 5.86% (1 Month USD LIBOR + 1.10%, Rate Floor: 1.10%) due 12/18/37◊,5	4,500,000	4,367,055
VOYA CLO
2021-2A BR, 6.94% (3 Month USD LIBOR + 2.15%, Rate Floor: 2.15%) due 06/07/30◊,5	4,500,000	4,319,132
Magnetite XXIX Ltd.
2021-29A B, 6.19% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 01/15/34◊,5	4,000,000	3,895,976
Neuberger Berman Loan Advisers CLO 32 Ltd.
2021-32A BR, 6.20% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 01/20/32◊,5	4,000,000	3,884,948
Owl Rock CLO VI Ltd.
2021-6A B1, 6.71% (3 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 06/21/32◊,5	3,500,000	3,347,083
Cerberus Loan Funding XXXVI, LP
2021-6A A, 6.19% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 11/22/33◊,5	3,222,811	3,204,532
AMMC CLO XIV Ltd.
2021-14A A2R2, 6.22% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 07/25/29◊,5	3,250,000	3,188,649
Boyce Park CLO Ltd.
2022-1A B1, 6.40% (3 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 04/21/35◊,5	3,000,000	2,877,782
Fontainbleau Vegas
10.43% (1 Month Term SOFR + 5.65%, Rate Floor: 5.65%) due 01/31/26◊,†††	2,343,515	2,366,950
Golub Capital Partners CLO 17 Ltd.
2017-17A A1R, 6.47% (3 Month USD LIBOR + 1.65%, Rate Floor: 0.00%) due 10/25/30◊,5	2,284,760	2,265,346
Greystone Commercial Real Estate Notes
2021-FL3 B, 6.59% (1 Month Term SOFR + 1.76%, Rate Floor: 1.65%) due 07/15/39◊,5	2,200,000	2,124,482
Neuberger Berman Loan Advisers CLO 47 Ltd.
2022-47A B, 6.43% (3 Month Term SOFR + 1.80%, Rate Floor: 1.80%) due 04/14/35◊,5	2,000,000	1,932,095
HGI CRE CLO Ltd.
2021-FL2 B, 6.23% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 09/17/36◊	2,000,000	1,892,088
Dryden 37 Senior Loan Fund
2015-37A Q, due 01/15/31[5,7]	1,500,000	1,120,077

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 11

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
LIMITED DURATION FUND

	Face Amount~		Value
Stratus CLO Ltd.
2021-1A B, 6.21% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 12/29/29◊,5	1,000,000		$980,222
Carlyle GMS Finance MM CLO LLC
2018-1A A12R, 6.57% (3 Month USD LIBOR + 1.78%, Rate Floor: 0.00%) due 10/15/31◊,5	250,000		245,915
Newfleet CLO Ltd.
2018-1A A1R, 5.76% (3 Month USD LIBOR + 0.95%, Rate Floor: 0.00%) due 04/20/28◊,5	198,784		198,641
Treman Park CLO Ltd.
2015-1A COM, due 10/20/28[5,7]	325,901		8,636
OHA Credit Partners IX Ltd.
2013-9A ACOM, due 10/20/25[5,7]	301,370		347
Copper River CLO Ltd.
2007-1A INC, due 01/20/21[7,8]	500,000		51
Total Collateralized Loan Obligations			951,457,447

Financial - 3.1%
Madison Avenue Secured Funding Trust Series
2023-1, 6.78% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 03/04/24◊,†††,5	18,250,000		18,250,000
2022-1, 6.70% (1 Month Term SOFR + 1.85%, Rate Floor: 0.00%) due 10/12/23◊,†††,5	16,550,000		16,550,000
Strategic Partners Fund VIII LP
7.22% (1 Month Term SOFR + 2.60%, Rate Floor: 2.60%) due 03/10/26◊,†††	23,500,000		23,492,950
7.39% (1 Month Term SOFR + 2.60%, Rate Floor: 2.60%) due 03/10/26◊,†††	4,000,000		3,998,800
Station Place Securitization Trust
2022-SP1, 6.70% (1 Month Term SOFR + 1.85%, Rate Floor: 0.00%) due 10/12/23◊,†††,5	16,550,000		16,550,000
KKR Core Holding Company LLC
4.00% due 08/12/31†††	17,807,991		16,024,579
HV Eight LLC
5.48% (3 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 12/31/27◊,†††	EUR	12,400,000	13,459,922
Project Onyx
7.00% (3 Month Term SOFR + 2.40%, Rate Floor: 2.30%) due 01/26/27◊,†††	7,000,000		6,988,606
Ceamer Finance LLC
3.69% due 03/22/31†††	4,363,380		4,072,530
Lightning A
5.50% due 03/01/37†††	2,883,346		2,681,512
Thunderbird A
5.50% due 03/01/37†††	2,869,961		2,669,063
Aesf Vi Verdi, LP
2.15% (3 Month EURIBOR + 2.15%, Rate Floor: 2.15%) due 11/25/24◊,†††	EUR	103,023	111,805
Total Financial			124,849,767

Transport-Container - 2.1%
Triton Container Finance VIII LLC
2021-1A, 1.86% due 03/20/46[5]	33,615,000		28,868,673
Textainer Marine Containers VII Ltd.
2021-1A, 1.68% due 02/20/46[5]	9,416,667		8,056,103
2020-1A, 2.73% due 08/21/45[5]	4,144,646		3,818,133
2020-2A, 2.10% due 09/20/45[5]	3,796,128		3,374,869
CLI Funding VI LLC
2020-3A, 2.07% due 10/18/45[5]	13,616,667		12,065,204
2020-1A, 2.08% due 09/18/45[5]	1,483,000		1,306,611
TIF Funding II LLC
2021-1A, 1.65% due 02/20/46[5]	15,211,875		12,822,756
CLI Funding VIII LLC
2021-1A, 1.64% due 02/18/46[5]	14,740,625		12,799,074
CAL Funding IV Ltd.
2020-1A, 2.22% due 09/25/45[5]	2,953,125		2,621,260
Total Transport-Container			85,732,683

Whole Business - 2.1%
Applebee’s Funding LLC / IHOP Funding LLC
2019-1A, 4.19% due 06/05/49[5]	31,042,440		30,334,393
Taco Bell Funding LLC
2021-1A, 1.95% due 08/25/51[5]	18,515,625		16,100,613
SERVPRO Master Issuer LLC
2021-1A, 2.39% due 04/25/51[5]	11,888,250		9,726,443
2019-1A, 3.88% due 10/25/49[5]	6,046,875		5,520,035
ServiceMaster Funding LLC
2020-1, 2.84% due 01/30/51[5]	9,065,000		7,604,801
Wingstop Funding LLC
2020-1A, 2.84% due 12/05/50[5]	7,761,750		6,803,523
Arbys Funding LLC
2020-1A, 3.24% due 07/30/50[5]	7,068,750		6,194,791
Domino’s Pizza Master Issuer LLC
2019-1A, 3.67% due 10/25/49[5]	1,697,500		1,510,127
Total Whole Business			83,794,726

Net Lease - 1.7%
Oak Street Investment Grade Net Lease Fund Series
2020-1A, 1.85% due 11/20/50[5]	39,091,839		35,266,324
STORE Master Funding I LLC
2015-1A, 4.17% due 04/20/45[5]	10,276,458		9,769,496
STORE Master Funding LLC
2021-1A, 2.86% due 06/20/51[5]	6,889,188		5,894,679
CF Hippolyta Issuer LLC
2021-1A, 1.98% due 03/15/61[5]	5,768,453		5,023,249
CMFT Net Lease Master Issuer LLC
2021-1, 2.91% due 07/20/51[5]	3,000,000		2,536,179
2021-1, 2.51% due 07/20/51[5]	2,500,000		2,108,524
CARS-DB4, LP
2020-1A, 3.19% due 02/15/50[5]	3,964,167		3,742,752
2020-1A, 3.25% due 02/15/50[5]	891,959		778,389
New Economy Assets Phase 1 Sponsor LLC
2021-1, 1.91% due 10/20/61[5]	2,500,000		2,155,741

12 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
LIMITED DURATION FUND

	Face Amount~	Value
Capital Automotive REIT
2020-1A, 3.48% due 02/15/50[5]	1,982,083	$1,797,656
Total Net Lease		69,072,989

Transport-Aircraft - 1.4%
AASET Trust
2021-1A, 2.95% due 11/16/41[5]	14,063,901	12,671,856
2017-1A, 3.97% due 05/16/42[5]	1,852,230	1,493,112
AASET US Ltd.
2018-2A, 4.45% due 11/18/38[5]	11,027,799	9,540,242
Sapphire Aviation Finance I Ltd.
2018-1A, 4.25% due 03/15/40[5]	7,356,210	5,984,351
KDAC Aviation Finance Ltd.
2017-1A, 4.21% due 12/15/42[5]	6,474,325	5,276,639
Sapphire Aviation Finance II Ltd.
2020-1A, 3.23% due 03/15/40[5]	5,965,479	4,998,100
MAPS Ltd.
2018-1A, 4.21% due 05/15/43[5]	5,377,661	4,834,497
Castlelake Aircraft Structured Trust
2021-1A, 3.47% due 01/15/46[5]	4,693,070	4,320,969
Castlelake Aircraft Securitization Trust
2018-1, 4.13% due 06/15/43[5]	3,730,726	3,369,219
Falcon Aerospace Ltd.
2019-1, 3.60% due 09/15/39[5]	2,307,262	1,949,660
2017-1, 4.58% due 02/15/42[5]	870,417	820,997
Raspro Trust
2005-1A, 5.17% (3 Month USD LIBOR + 0.93%, Rate Floor: 0.93%) due 03/23/24◊,5	1,969,886	1,945,855
Total Transport-Aircraft		57,205,497

Collateralized Debt Obligations - 0.5%
Anchorage Credit Funding 4 Ltd.
2021-4A AR, 2.72% due 04/27/39[5]	24,650,000	21,660,719

Single Family Residence - 0.4%
FirstKey Homes Trust
2020-SFR2, 4.00% due 10/19/37[5]	5,050,000	4,606,547
2020-SFR2, 4.50% due 10/19/37[5]	4,900,000	4,494,462
2021-SFR1, 2.19% due 08/17/38[5]	4,000,000	3,438,928
2020-SFR2, 3.37% due 10/19/37[5]	3,200,000	2,892,711
Total Single Family Residence		15,432,648

Infrastructure - 0.4%
VB-S1 Issuer LLC - VBTEL
2022-1A, 4.29% due 02/15/52[5]	9,250,000	8,417,323
Secured Tenant Site Contract Revenue Notes Series
2018-1A, 3.97% due 06/15/48[5]	6,770,060	6,736,979
Total Infrastructure		15,154,302

Total Asset-Backed Securities
(Cost $1,498,540,124)		1,424,360,778

CORPORATE BONDS†† - 34.7%
Financial - 16.2%
Athene Global Funding
5.25% (SOFR Compounded Index + 0.72%) due 01/07/25◊,5	30,000,000	29,123,558
1.99% due 08/19/28[5]	15,850,000	12,826,050
1.73% due 10/02/26[5]	14,700,000	12,767,692
F&G Global Funding
0.90% due 09/20/24[5]	42,100,000	39,364,742
1.75% due 06/30/26[5]	14,250,000	12,812,592
GA Global Funding Trust
1.95% due 09/15/28[5]	16,600,000	14,159,792
2.25% due 01/06/27[5]	15,000,000	13,086,465
1.63% due 01/15/26[5]	7,300,000	6,630,141
Societe Generale S.A.
1.79% due 06/09/27[2,5]	28,000,000	24,276,264
1.49% due 12/14/26[2,5]	10,500,000	9,156,110
3.88% due 03/28/24[5]	350,000	341,479
Macquarie Group Ltd.
1.63% due 09/23/27[2,5]	16,750,000	14,719,025
1.20% due 10/14/25[2,5]	13,550,000	12,626,117
Equitable Financial Life Global Funding
1.40% due 07/07/25[5]	15,000,000	13,873,059
1.80% due 03/08/28[5]	12,000,000	10,107,810
Cooperatieve Rabobank UA
1.34% due 06/24/26[2,5]	15,000,000	13,699,623
1.98% due 12/15/27[2,5]	10,000,000	8,873,647
Reliance Standard Life Global Funding II
2.75% due 05/07/25[5]	20,850,000	19,796,071
Pershing Square Holdings Ltd.
3.25% due 10/01/31	25,600,000	19,417,344
BNP Paribas S.A.
1.32% due 01/13/27[2,5]	21,350,000	18,873,611
2.22% due 06/09/26[2,5]	400,000	367,353
Citizens Bank North America/Providence RI
2.25% due 04/28/25	20,000,000	17,923,843
American International Group, Inc.
2.50% due 06/30/25	17,754,000	16,794,898
Credit Agricole S.A.
1.25% due 01/26/27[2,5]	17,950,000	16,029,562
1.91% due 06/16/26[2,5]	400,000	367,228
Bank of Nova Scotia
5.78% (SOFR Compounded Index + 0.96%) due 03/11/24◊	14,250,000	14,281,351
Ares Finance Company LLC
4.00% due 10/08/24[5]	14,617,000	14,057,722
Jackson National Life Global Funding
1.75% due 01/12/25[5]	15,000,000	14,043,160
FS KKR Capital Corp.
4.25% due 02/14/25[5]	7,600,000	7,135,562
2.63% due 01/15/27	7,400,000	6,224,755
JPMorgan Chase & Co.
1.47% due 09/22/27[2]	15,000,000	13,228,632

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 13

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
LIMITED DURATION FUND

	Face Amount~	Value
American Equity Investment Life Holding Co.
5.00% due 06/15/27	13,075,000	$13,071,750
Rocket Mortgage LLC / Rocket Mortgage Company-Issuer, Inc.
2.88% due 10/15/26[5]	10,800,000	9,666,000
3.88% due 03/01/31[5]	4,100,000	3,399,474
CNO Global Funding
1.75% due 10/07/26[5]	14,400,000	12,906,739
ABN AMRO Bank N.V.
1.54% due 06/16/27[2,5]	14,000,000	12,338,080
Fidelity & Guaranty Life Holdings, Inc.
5.50% due 05/01/25[5]	11,450,000	11,415,991
Deloitte LLP
4.35% due 11/17/23†††	7,300,000	7,214,157
3.46% due 05/07/27†††	4,500,000	4,187,473
American Tower Corp.
1.60% due 04/15/26	12,500,000	11,304,351
CBS Studio Center
7.56% (30 Day Average SOFR + 3.00%, Rate Floor: 3.00%) due 01/09/24◊,†††	10,000,000	10,100,000
Iron Mountain, Inc.
4.88% due 09/15/27[5]	7,360,000	6,956,672
5.00% due 07/15/28[5]	3,085,000	2,870,593
Mitsubishi UFJ Financial Group, Inc.
5.72% due 02/20/26[2]	9,000,000	9,023,140
Essex Portfolio, LP
1.70% due 03/01/28	10,450,000	8,984,388
Apollo Management Holdings, LP
4.40% due 05/27/26[5]	7,115,000	6,904,373
4.00% due 05/30/24[5]	1,846,000	1,808,139
ING Groep N.V.
1.73% due 04/01/27[2]	9,800,000	8,705,830
BPCE S.A.
1.65% due 10/06/26[2,5]	9,500,000	8,535,340
OneMain Finance Corp.
3.50% due 01/15/27	7,050,000	5,916,795
6.13% due 03/15/24	1,500,000	1,461,218
7.13% due 03/15/26	50,000	48,065
First American Financial Corp.
4.00% due 05/15/30	7,860,000	7,103,466
Morgan Stanley
2.19% due 04/28/26[2]	7,000,000	6,567,810
3.77% due 01/24/29[2]	361,000	341,813
LPL Holdings, Inc.
4.00% due 03/15/29[5]	4,450,000	4,005,000
4.63% due 11/15/27[5]	2,000,000	1,890,000
SBA Communications Corp.
3.13% due 02/01/29	6,500,000	5,654,610
Belrose Funding Trust
2.33% due 08/15/30[5]	7,100,000	5,518,942
Brighthouse Financial Global Funding
5.32% (SOFR + 0.76%) due 04/12/24◊,5	5,050,000	4,986,486
Starwood Property Trust, Inc.
3.75% due 12/31/24[5]	5,375,000	4,952,169
SLM Corp.
3.13% due 11/02/26	5,786,000	4,918,100
Horace Mann Educators Corp.
4.50% due 12/01/25	4,420,000	4,304,834
United Wholesale Mortgage LLC
5.50% due 11/15/25[5]	3,681,000	3,483,735
5.50% due 04/15/29[5]	275,000	229,625
Jefferies Finance LLC / JFIN Company-Issuer Corp.
5.00% due 08/15/28[5]	4,300,000	3,640,337
Peachtree Corners Funding Trust
3.98% due 02/15/25[5]	3,450,000	3,351,576
Fairfax Financial Holdings Ltd.
4.85% due 04/17/28	3,100,000	3,020,592
Hunt Companies, Inc.
5.25% due 04/15/29[5]	3,250,000	2,539,849
Equitable Holdings, Inc.
4.35% due 04/20/28	1,700,000	1,632,789
Brookfield Finance, Inc.
3.90% due 01/25/28	1,400,000	1,301,488
CNO Financial Group, Inc.
5.25% due 05/30/25	1,200,000	1,187,325
Trinity Acquisition plc
4.40% due 03/15/26	881,000	864,520
Newmark Group, Inc.
6.13% due 11/15/23	775,000	768,162
Old Republic International Corp.
3.88% due 08/26/26	700,000	669,952
Equinix, Inc.
1.55% due 03/15/28	700,000	592,917
Assurant, Inc.
4.90% due 03/27/28	350,000	343,986
Greystar Real Estate Partners LLC
5.75% due 12/01/25[5]	350,000	340,921
Total Financial		658,014,830

Consumer, Non-cyclical - 5.1%
Triton Container International Ltd.
1.15% due 06/07/24[5]	26,000,000	24,453,354
0.80% due 08/01/23[5]	14,550,000	14,217,276
2.05% due 04/15/26[5]	1,800,000	1,597,486
Global Payments, Inc.
2.90% due 05/15/30	31,000,000	26,250,105
Baxter International, Inc.
1.92% due 02/01/27	15,500,000	13,868,849
GXO Logistics, Inc.
1.65% due 07/15/26	15,000,000	13,191,216
CoStar Group, Inc.
2.80% due 07/15/30[5]	15,280,000	12,803,034
Laboratory Corporation of America Holdings
1.55% due 06/01/26	13,700,000	12,265,524
BAT International Finance plc
1.67% due 03/25/26	13,000,000	11,829,914
Element Fleet Management Corp.
1.60% due 04/06/24[5]	10,250,000	9,819,239

14 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
LIMITED DURATION FUND

	Face Amount~	Value
PRA Health Sciences, Inc.
2.88% due 07/15/26[5]	10,280,000	$9,482,375
Prime Security Services Borrower LLC / Prime Finance, Inc.
3.38% due 08/31/27[5]	10,526,000	9,433,927
JBS USA LUX S.A. / JBS USA Food Company / JBS USA Finance, Inc.
5.13% due 02/01/28[5]	8,000,000	7,725,840
Block, Inc.
2.75% due 06/01/26	7,600,000	6,929,414
Spectrum Brands, Inc.
5.75% due 07/15/25	6,780,000	6,693,095
BAT Capital Corp.
4.70% due 04/02/27	4,220,000	4,140,660
3.56% due 08/15/27	2,000,000	1,859,263
US Foods, Inc.
6.25% due 04/15/25[5]	3,750,000	3,783,806
4.75% due 02/15/29[5]	1,011,000	933,911
Royalty Pharma plc
1.75% due 09/02/27	5,150,000	4,463,004
Olympus Corp.
2.14% due 12/08/26[5]	4,350,000	3,923,559
FAGE International S.A. / FAGE USA Dairy Industry, Inc.
5.63% due 08/15/26[5]	2,828,000	2,640,232
Molina Healthcare, Inc.
4.38% due 06/15/28[5]	1,115,000	1,037,273
Avantor Funding, Inc.
4.63% due 07/15/28[5]	1,050,000	994,875
Catalent Pharma Solutions, Inc.
3.13% due 02/15/29[5]	1,050,000	923,064
IQVIA, Inc.
5.00% due 05/15/27[5]	850,000	835,202
DaVita, Inc.
4.63% due 06/01/30[5]	383,000	326,925
3.75% due 02/15/31[5]	346,000	272,907
Edwards Lifesciences Corp.
4.30% due 06/15/28	420,000	418,065
Smithfield Foods, Inc.
4.25% due 02/01/27[5]	350,000	325,638
Sabre GLBL, Inc.
7.38% due 09/01/25[5]	259,000	231,415
Performance Food Group, Inc.
5.50% due 10/15/27[5]	100,000	97,762
Total Consumer, Non-cyclical		207,768,209

Industrial - 4.5%
Boeing Co.
4.88% due 05/01/25	50,500,000	50,403,398
2.20% due 02/04/26	10,450,000	9,695,906
Berry Global, Inc.
1.57% due 01/15/26	11,750,000	10,666,768
4.88% due 07/15/26[5]	5,165,000	5,034,377
Sealed Air Corp.
1.57% due 10/15/26[5]	16,450,000	14,381,672
TD SYNNEX Corp.
1.25% due 08/09/24	14,400,000	13,474,570
Silgan Holdings, Inc.
1.40% due 04/01/26[5]	12,600,000	11,297,254
Teledyne Technologies, Inc.
2.25% due 04/01/28	12,000,000	10,724,517
Ryder System, Inc.
3.35% due 09/01/25	10,600,000	10,118,082
Vontier Corp.
1.80% due 04/01/26	7,050,000	6,229,098
2.40% due 04/01/28	3,900,000	3,277,521
Penske Truck Leasing Company LP / PTL Finance Corp.
4.45% due 01/29/26[5]	5,475,000	5,331,211
4.20% due 04/01/27[5]	500,000	478,387
Graphic Packaging International LLC
1.51% due 04/15/26[5]	6,500,000	5,790,476
Stericycle, Inc.
5.38% due 07/15/24[5]	3,925,000	3,895,256
IP Lending V Ltd.
5.13% due 04/02/26[5]	3,900,000	3,510,000
Jabil, Inc.
1.70% due 04/15/26	3,800,000	3,411,785
GATX Corp.
3.85% due 03/30/27	2,900,000	2,764,205
3.50% due 03/15/28	200,000	184,549
Standard Industries, Inc.
4.75% due 01/15/28[5]	2,671,000	2,495,195
Weir Group plc
2.20% due 05/13/26[5]	2,610,000	2,351,302
Xylem, Inc.
1.95% due 01/30/28	2,050,000	1,814,308
Mueller Water Products, Inc.
4.00% due 06/15/29[5]	1,300,000	1,161,254
Brundage-Bone Concrete Pumping Holdings, Inc.
6.00% due 02/01/26[5]	800,000	749,960
JELD-WEN, Inc.
6.25% due 05/15/25[5]	535,000	533,662
Amsted Industries, Inc.
4.63% due 05/15/30[5]	350,000	314,466
5.63% due 07/01/27[5]	100,000	97,250
Summit Materials LLC / Summit Materials Finance Corp.
5.25% due 01/15/29[5]	275,000	259,875
6.50% due 03/15/27[5]	75,000	74,292
Harsco Corp.
5.75% due 07/31/27[5]	125,000	98,130
Total Industrial		180,618,726

Consumer, Cyclical - 2.8%
Warnermedia Holdings, Inc.
3.64% due 03/15/25[5]	33,600,000	32,455,458
6.41% due 03/15/26	8,050,000	8,090,642
Hyatt Hotels Corp.
1.80% due 10/01/24	12,300,000	11,644,954
5.63% due 04/23/25	7,220,000	7,182,036
6.00% due 04/23/30	4,320,000	4,387,482

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 15

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
LIMITED DURATION FUND

	Face Amount~	Value
Alt-2 Structured Trust
2.95% due 05/14/31†††	10,569,012	$9,469,450
Delta Air Lines Inc. / SkyMiles IP Ltd.
4.50% due 10/20/25[5]	9,166,000	9,011,930
Choice Hotels International, Inc.
3.70% due 01/15/31	7,350,000	6,516,805
Hilton Domestic Operating Company, Inc.
3.63% due 02/15/32[5]	5,400,000	4,556,250
4.00% due 05/01/31[5]	138,000	120,847
Delta Air Lines, Inc.
7.00% due 05/01/25[5]	4,300,000	4,408,028
American Airlines Class AA Pass Through Trust
3.35% due 10/15/29	2,647,575	2,364,170
3.00% due 10/15/28	1,624,842	1,436,630
Newell Brands, Inc.
6.38% due 09/15/27	1,548,000	1,562,335
4.45% due 04/01/26	1,552,000	1,493,800
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.
6.50% due 06/20/27[5]	2,847,500	2,838,331
Suburban Propane Partners Limited Partnership/Suburban Energy Finance Corp.
5.88% due 03/01/27	2,300,000	2,231,220
Air Canada
3.88% due 08/15/26[5]	2,350,000	2,133,803
1011778 BC ULC / New Red Finance, Inc.
5.75% due 04/15/25[5]	700,000	702,551
Tempur Sealy International, Inc.
4.00% due 04/15/29[5]	375,000	329,918
Total Consumer, Cyclical		112,936,640

Technology - 2.5%
CDW LLC / CDW Finance Corp.
2.67% due 12/01/26	22,350,000	20,104,222
3.25% due 02/15/29	810,000	712,387
NetApp, Inc.
2.38% due 06/22/27	17,800,000	16,397,024
Fidelity National Information Services, Inc.
1.65% due 03/01/28	11,000,000	9,405,421
4.70% due 07/15/27	5,000,000	4,922,063
Infor, Inc.
1.75% due 07/15/25[5]	13,800,000	12,610,253
1.45% due 07/15/23[5]	1,100,000	1,084,801
Qorvo, Inc.
1.75% due 12/15/24[5]	10,600,000	9,840,192
3.38% due 04/01/31[5]	1,200,000	992,712
4.38% due 10/15/29	963,000	887,356
Oracle Corp.
2.30% due 03/25/28	12,400,000	11,097,050
Microchip Technology, Inc.
0.98% due 09/01/24	8,750,000	8,259,578
NCR Corp.
5.13% due 04/15/29[5]	2,850,000	2,465,973
Leidos, Inc.
3.63% due 05/15/25	1,950,000	1,899,312
Twilio, Inc.
3.63% due 03/15/29	994,000	857,325
MSCI, Inc.
3.88% due 02/15/31[5]	379,000	337,348
Total Technology		101,873,017

Communications - 1.1%
T-Mobile USA, Inc.
2.25% due 02/15/26	8,150,000	7,579,996
3.50% due 04/15/25	5,000,000	4,861,100
2.63% due 04/15/26	3,200,000	2,986,862
Rogers Communications, Inc.
2.95% due 03/15/25[5]	14,400,000	13,866,991
Level 3 Financing, Inc.
3.63% due 01/15/29[5]	5,070,000	2,803,304
4.25% due 07/01/28[5]	2,277,000	1,284,683
3.75% due 07/15/29[5]	2,150,000	1,146,294
Paramount Global
4.75% due 05/15/25	3,590,000	3,545,692
Charter Communications Operating LLC / Charter Communications Operating Capital
2.80% due 04/01/31	3,250,000	2,616,132
Cogent Communications Group, Inc.
3.50% due 05/01/26[5]	2,680,000	2,499,100
Virgin Media Vendor Financing Notes IV DAC
5.00% due 07/15/28[5]	1,850,000	1,644,188
AMC Networks, Inc.
4.75% due 08/01/25	500,000	443,420
4.25% due 02/15/29	225,000	138,332
TripAdvisor, Inc.
7.00% due 07/15/25[5]	400,000	400,875
CSC Holdings LLC
4.13% due 12/01/30[5]	250,000	179,547
Match Group Holdings II LLC
4.63% due 06/01/28[5]	75,000	69,654
Sirius XM Radio, Inc.
5.50% due 07/01/29[5]	75,000	68,250
Total Communications		46,134,420

Basic Materials - 1.1%
Anglo American Capital plc
2.25% due 03/17/28[5]	14,000,000	12,114,386
4.00% due 09/11/27[5]	750,000	712,269
5.38% due 04/01/25[5]	600,000	602,647
Kaiser Aluminum Corp.
4.63% due 03/01/28[5]	9,643,000	8,582,478
Valvoline, Inc.
3.63% due 06/15/31[5]	9,911,000	8,410,078
4.25% due 02/15/30[5]	125,000	122,578
Arconic Corp.
6.00% due 05/15/25[5]	7,811,000	7,811,000
Alcoa Nederland Holding BV
5.50% due 12/15/27[5]	3,675,000	3,629,136
Carpenter Technology Corp.
6.38% due 07/15/28	1,145,000	1,116,841

16 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
LIMITED DURATION FUND

	Face Amount~	Value
Steel Dynamics, Inc.
2.40% due 06/15/25	1,050,000	$990,407
ArcelorMittal S.A.
4.55% due 03/11/26	400,000	392,198
Minerals Technologies, Inc.
5.00% due 07/01/28[5]	140,000	127,658
Total Basic Materials		44,611,676

Utilities - 1.1%
Alexander Funding Trust
1.84% due 11/15/23[5]	19,050,000	18,478,155
CenterPoint Energy, Inc.
5.38% (SOFR Compounded Index + 0.65%) due 05/13/24◊	10,400,000	10,304,724
Terraform Global Operating, LP
6.13% due 03/01/26[5]	6,170,000	5,876,246
Southern Co.
1.75% due 03/15/28	5,000,000	4,318,372
AES Corp.
3.30% due 07/15/25[5]	4,250,000	4,028,190
Total Utilities		43,005,687

Energy - 0.3%
BP Capital Markets plc
4.88% [2,9]	7,500,000	6,815,625
Occidental Petroleum Corp.
5.50% due 12/01/25	5,000,000	4,994,355
Sabine Pass Liquefaction LLC
5.63% due 03/01/25	500,000	503,174
5.00% due 03/15/27	300,000	298,923
Gulfstream Natural Gas System LLC
4.60% due 09/15/25[5]	400,000	390,706
Parkland Corp.
5.88% due 07/15/27[5]	80,000	77,607
Total Energy		13,080,390

Total Corporate Bonds
(Cost $1,540,854,149)		1,408,043,595

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 17.4%
Residential Mortgage-Backed Securities - 15.0%
CSMC Trust
2021-RPL1, 1.67% (WAC) due 09/27/60◊,5	29,316,244	27,952,725
2021-RPL7, 1.93% (WAC) due 07/27/61◊,5	13,360,991	12,254,335
2020-RPL5, 3.02% (WAC) due 08/25/60◊,5	12,321,954	11,948,538
2021-RPL4, 1.80% (WAC) due 12/27/60◊,5	8,111,802	7,503,743
2018-RPL9, 3.85% (WAC) due 09/25/57◊,5	5,100,667	4,907,955
2020-NQM1, 1.41% due 05/25/65[5,10]	2,283,344	2,052,959
PRPM LLC
2021-5, 1.79% due 06/25/26[5,10]	22,494,967	21,142,245
2022-1, 3.72% due 02/25/27[5,10]	20,221,925	19,237,099
2021-8, 1.74% (WAC) due 09/25/26◊,5	10,339,807	9,659,434
2023-1, 6.88% (WAC) due 02/25/28◊,5	4,386,939	4,369,941
2021-RPL2, 2.49% (WAC) due 10/25/51◊,5	2,500,000	2,070,907
Legacy Mortgage Asset Trust
2021-GS3, 1.75% due 07/25/61[5,10]	22,242,474	20,471,751
2021-GS4, 1.65% due 11/25/60[5,10]	18,948,850	17,349,953
2021-GS2, 1.75% due 04/25/61[5,10]	8,176,644	7,631,081
2021-GS5, 2.25% due 07/25/67[5,10]	5,224,662	4,748,411
BRAVO Residential Funding Trust
2021-C, 1.62% due 03/01/61[5,10]	22,582,058	20,275,233
2022-R1, 3.13% due 01/29/70[5,10]	17,743,951	15,852,639
2021-HE2, 5.41% (30 Day Average SOFR + 0.85%, Rate Floor: 0.00%) due 11/25/69◊,5	2,783,776	2,713,526
2021-HE2, 5.61% (30 Day Average SOFR + 1.05%, Rate Floor: 0.00%) due 11/25/69◊,5	2,556,268	2,497,541
2021-HE1, 5.51% (30 Day Average SOFR + 0.95%, Rate Floor: 0.00%) due 01/25/70◊,5	2,239,580	2,202,769
2021-HE1, 5.41% (30 Day Average SOFR + 0.85%, Rate Floor: 0.00%) due 01/25/70◊,5	1,681,586	1,657,208
NYMT Loan Trust
2021-SP1, 1.67% due 08/25/61[5,10]	34,519,922	31,571,741
2022-SP1, 5.25% due 07/25/62[5,10]	10,078,187	9,923,633
OSAT Trust
2021-RPL1, 2.12% due 05/25/65[5,10]	42,921,106	40,413,239
NRZ Advance Receivables Trust
2020-T2, 1.48% due 09/15/53[5]	28,950,000	28,246,440
FKRT
2.21% due 11/30/58†††,8	25,700,000	25,038,553
Verus Securitization Trust
2021-4, 1.35% (WAC) due 07/25/66◊,5	6,598,006	5,187,700
2021-5, 1.37% (WAC) due 09/25/66◊,5	6,413,020	5,022,479
2020-5, 1.58% due 05/25/65[5,10]	5,351,366	4,885,631
2021-3, 1.44% (WAC) due 06/25/66◊,5	3,900,659	3,231,429
2021-6, 1.89% (WAC) due 10/25/66◊,5	3,110,999	2,554,297
2019-4, 2.64% due 11/25/59[5,10]	1,556,266	1,479,734
2020-1, 2.42% due 01/25/60[5,10]	835,273	789,074
Towd Point Revolving Trust
4.83% due 09/25/64[8]	18,500,000	17,921,875
New Residential Advance Receivables Trust Advance Receivables Backed Notes
2020-T1, 1.43% due 08/15/53[5]	15,750,000	15,410,362
Towd Point Mortgage Trust
2017-6, 2.75% (WAC) due 10/25/57◊,5	7,618,525	7,249,963
2018-2, 3.25% (WAC) due 03/25/58◊,5	4,167,592	3,993,524
2017-5, 4.21% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.00%) due 02/25/57◊,5	2,489,356	2,478,315
2018-1, 3.00% (WAC) due 01/25/58◊,5	524,971	504,224

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 17

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
LIMITED DURATION FUND

	Face Amount~	Value
Structured Asset Securities Corporation Mortgage Loan Trust
2008-BC4, 5.48% (1 Month USD LIBOR + 0.63%, Rate Floor: 0.63%) due 11/25/37◊	12,304,966	$11,761,642
2006-BC4, 5.19% (1 Month USD LIBOR + 0.34%, Rate Floor: 0.34%) due 12/25/36◊	572,525	549,716
2007-BC1, 4.98% (1 Month USD LIBOR + 0.13%, Rate Floor: 0.13%) due 02/25/37◊	17,255	17,103
LSTAR Securities Investment Ltd.
2023-1, 8.05% (SOFR + 3.50%, Rate Floor: 0.00%) due 01/01/28◊,†††,5	11,563,100	11,560,218
Imperial Fund Mortgage Trust
2022-NQM2, 4.02% (WAC) due 03/25/67◊,5	12,488,008	11,305,410
Home Equity Loan Trust
2007-FRE1, 5.04% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 04/25/37◊	11,073,245	10,289,446
Soundview Home Loan Trust
2006-OPT5, 5.13% (1 Month USD LIBOR + 0.28%, Rate Floor: 0.28%) due 07/25/36◊	9,041,980	8,509,093
2005-OPT3, 5.55% (1 Month USD LIBOR + 0.71%, Rate Floor: 0.71%) due 11/25/35◊	1,486,715	1,443,784
New Residential Mortgage Loan Trust
2018-2A, 3.50% (WAC) due 02/25/58◊,5	5,998,494	5,590,513
2018-1A, 4.00% (WAC) due 12/25/57◊,5	1,863,166	1,763,743
2019-6A, 3.50% (WAC) due 09/25/59◊,5	1,452,230	1,333,927
2017-5A, 6.35% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 06/25/57◊,5	563,626	549,275
CFMT LLC
2021-HB5, 1.37% (WAC) due 02/25/31◊,5	6,950,000	6,543,496
2022-HB9, 3.25% (WAC) due 09/25/37◊,8	2,195,393	2,030,283
Citigroup Mortgage Loan Trust
2022-A, 6.17% due 09/25/62[5,10]	8,596,408	8,546,763
LSTAR Securities Investment Ltd.
2021-1, 7.46% (1 Month USD LIBOR + 2.80%, Rate Floor: 1.80%) due 02/01/26◊,8	7,055,900	6,913,942
CSMC
2021-NQM8, 2.41% (WAC) due 10/25/66◊,5	8,376,573	6,871,832
Cascade Funding Mortgage Trust
2018-RM2, 4.00% (WAC) due 10/25/68◊,8	5,575,921	5,393,166
2019-RM3, 2.80% (WAC) due 06/25/69◊,8	1,165,061	1,124,560
NovaStar Mortgage Funding Trust Series
2007-2, 5.05% (1 Month USD LIBOR + 0.20%, Rate Cap/Floor: 11.00%/0.20%) due 09/25/37◊	6,487,698	6,234,081
Alternative Loan Trust
2007-OA7, 5.13% (1 Month USD LIBOR + 0.28%, Rate Floor: 0.28%) due 05/25/47◊	4,590,933	3,778,176
2007-OH3, 5.43% (1 Month USD LIBOR + 0.58%, Rate Cap/Floor: 10.00%/0.58%) due 09/25/47◊	2,178,667	1,832,708
Morgan Stanley ABS Capital I Incorporated Trust
2007-HE3, 5.10% (1 Month USD LIBOR + 0.25%, Rate Floor: 0.25%) due 12/25/36◊	4,682,468	2,375,340
2007-HE3, 5.00% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 12/25/36◊	3,354,520	1,700,041
2007-HE5, 5.03% (1 Month USD LIBOR + 0.18%, Rate Floor: 0.18%) due 03/25/37◊	1,615,307	709,050
2006-NC1, 5.42% (1 Month USD LIBOR + 0.57%, Rate Floor: 0.57%) due 12/25/35◊	393,351	386,800
American Home Mortgage Investment Trust
2006-3, 5.21% (1 Month USD LIBOR + 0.36%, Rate Cap/Floor: 10.50%/0.36%) due 12/25/46◊	5,583,609	4,473,619
Banc of America Funding Trust
2015-R2, 5.11% (1 Month USD LIBOR + 0.26%, Rate Floor: 0.26%) due 04/29/37◊,5	4,156,037	4,055,462
Credit Suisse Mortgage Capital Certificates
2021-RPL9, 2.44% (WAC) due 02/25/61◊,5	4,337,928	4,041,459
SPS Servicer Advance Receivables Trust
2020-T2, 1.83% due 11/15/55[5]	3,750,000	3,461,080
Bear Stearns Asset-Backed Securities I Trust
2006-HE9, 5.13% (1 Month USD LIBOR + 0.28%, Rate Floor: 0.28%) due 11/25/36◊	3,501,955	3,368,018
HarborView Mortgage Loan Trust
2006-14, 5.06% (1 Month USD LIBOR + 0.30%, Rate Floor: 0.30%) due 01/25/47◊	2,017,335	1,699,008
2006-12, 5.14% (1 Month USD LIBOR + 0.38%, Rate Floor: 0.38%) due 01/19/38◊	1,664,025	1,434,782
Securitized Asset Backed Receivables LLC Trust
2007-HE1, 5.07% (1 Month USD LIBOR + 0.22%, Rate Floor: 0.22%) due 12/25/36◊	13,097,332	2,927,243

18 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
LIMITED DURATION FUND

	Face Amount~	Value
Argent Securities Incorporated Asset-Backed Pass-Through Certificates Series
2005-W2, 5.58% (1 Month USD LIBOR + 0.74%, Rate Floor: 0.74%) due 10/25/35◊	2,897,655	$2,807,715
Asset-Backed Securities Corporation Home Equity Loan Trust Series AEG
2006-HE1, 5.45% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.60%) due 01/25/36◊	2,769,762	2,666,647
Ellington Financial Mortgage Trust
2021-2, 1.29% (WAC) due 06/25/66◊,5	2,153,484	1,712,879
2020-2, 1.64% (WAC) due 10/25/65◊,5	1,051,098	943,518
IXIS Real Estate Capital Trust
2006-HE1, 5.45% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.60%) due 03/25/36◊	4,851,183	2,403,075
OBX Trust
2022-NQM9, 6.45% due 09/25/62[5,10]	2,325,513	2,329,614
First NLC Trust
2005-4, 5.63% (1 Month USD LIBOR + 0.78%, Rate Cap/Floor: 14.00%/0.78%) due 02/25/36◊	2,400,120	2,304,737
GS Mortgage-Backed Securities Trust
2020-NQM1, 1.38% (WAC) due 09/27/60◊,5	2,394,529	2,177,919
Angel Oak Mortgage Trust
2021-6, 1.71% (WAC) due 09/25/66◊,5	2,743,299	2,113,846
Citigroup Mortgage Loan Trust, Inc.
2006-WF1, 5.03% due 03/25/36	3,667,997	1,948,986
SG Residential Mortgage Trust
2022-1, 3.68% (WAC) due 03/27/62◊,5	1,908,529	1,723,403
Morgan Stanley Home Equity Loan Trust
2006-2, 5.41% (1 Month USD LIBOR + 0.56%, Rate Floor: 0.56%) due 02/25/36◊	1,685,856	1,645,510
Structured Asset Investment Loan Trust
2006-3, 5.00% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 06/25/36◊	1,579,532	1,509,049
2005-2, 5.58% (1 Month USD LIBOR + 0.74%, Rate Floor: 0.74%) due 03/25/35◊	60,910	60,216
CIT Mortgage Loan Trust
2007-1, 6.20% (1 Month USD LIBOR + 1.35%, Rate Floor: 1.35%) due 10/25/37◊,5	1,461,064	1,454,254
Credit-Based Asset Servicing and Securitization LLC
2006-CB2, 5.23% (1 Month USD LIBOR + 0.38%, Rate Floor: 0.38%) due 12/25/36◊	1,524,851	1,420,305
Morgan Stanley IXIS Real Estate Capital Trust
2006-2, 5.00% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 11/25/36◊	3,829,602	1,241,706
GSAA Home Equity Trust
2006-3, 5.45% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.60%) due 03/25/36◊	2,322,251	1,226,151
Lehman XS Trust Series
2006-16N, 5.23% (1 Month USD LIBOR + 0.38%, Rate Floor: 0.38%) due 11/25/46◊	1,280,000	1,058,949
Nationstar Home Equity Loan Trust
2007-B, 5.07% (1 Month USD LIBOR + 0.22%, Rate Floor: 0.22%) due 04/25/37◊	1,048,467	1,039,569
Park Place Securities Incorporated Asset-Backed Pass-Through Certificates Series
2005-WHQ3, 5.79% (1 Month USD LIBOR + 0.95%, Rate Floor: 0.95%) due 06/25/35◊	1,000,540	986,221
Residential Mortgage Loan Trust
2020-1, 2.38% (WAC) due 01/26/60◊,5	997,830	947,673
ACE Securities Corporation Home Equity Loan Trust Series
2005-HE2, 5.87% (1 Month USD LIBOR + 1.02%, Rate Floor: 1.02%) due 04/25/35◊	974,972	915,627
MFRA Trust
2021-INV1, 1.26% (WAC) due 01/25/56◊,5	1,015,940	896,952
COLT Mortgage Loan Trust
2021-2, 2.38% (WAC) due 08/25/66◊,5	1,500,000	895,250
Morgan Stanley Capital I Incorporated Trust
2006-HE1, 5.43% (1 Month USD LIBOR + 0.58%, Rate Floor: 0.58%) due 01/25/36◊	718,108	683,559
Long Beach Mortgage Loan Trust
2006-8, 5.17% (1 Month USD LIBOR + 0.32%, Rate Floor: 0.32%) due 09/25/36◊	2,356,181	640,844
First Franklin Mortgage Loan Trust
2004-FF10, 6.12% (1 Month USD LIBOR + 1.28%, Rate Floor: 1.28%) due 07/25/34◊	451,929	429,587
FBR Securitization Trust
2005-2, 5.60% (1 Month USD LIBOR + 0.75%, Rate Cap/Floor: 14.00%/0.75%) due 09/25/35◊	409,130	406,317
Nomura Resecuritization Trust
2015-4R, 2.60% (1 Month USD LIBOR + 0.43%, Rate Floor: 0.43%) due 03/26/36◊,5	424,050	381,907
Starwood Mortgage Residential Trust
2020-1, 2.28% (WAC) due 02/25/50◊,5	338,480	317,063

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 19

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
LIMITED DURATION FUND

	Face Amount~	Value
UCFC Manufactured Housing Contract
1997-2, 7.38% due 10/15/28	86,931	$85,827
CSMC Series
2014-2R, 3.25% (1 Month USD LIBOR + 0.20%, Rate Floor: 0.20%) due 02/27/46◊,5	37,658	37,168
2015-12R, 3.19% (WAC) due 11/30/37◊,5	28,961	28,960
Morgan Stanley Re-REMIC Trust
2010-R5, 3.22% due 06/26/36[5]	48,697	41,954
Countrywide Asset-Backed Certificates
2006-5, 5.43% (1 Month USD LIBOR + 0.58%, Rate Floor: 0.58%) due 08/25/36◊	23,952	23,901
Total Residential Mortgage-Backed Securities		610,483,843

Commercial Mortgage-Backed Securities - 2.3%
BX Commercial Mortgage Trust
2021-VOLT, 6.33% (1 Month USD LIBOR + 1.65%, Rate Floor: 1.65%) due 09/15/36◊,5	25,000,000	23,495,437
2022-LP2, 6.39% (1 Month Term SOFR + 1.56%, Rate Floor: 1.56%) due 02/15/39◊,5	15,132,757	14,384,257
JP Morgan Chase Commercial Mortgage Securities Trust
2021-NYAH, 6.22% (1 Month USD LIBOR + 1.54%, Rate Floor: 1.54%) due 06/15/38◊,5	10,200,000	9,381,099
2016-JP2, 1.77% (WAC) due 08/15/49◊,6	33,710,903	1,500,884
BXHPP Trust
2021-FILM, 5.78% (1 Month USD LIBOR + 1.10%, Rate Floor: 1.10%) due 08/15/36◊,5	8,250,000	7,419,874
MHP
2022-MHIL, 6.09% (1 Month Term SOFR + 1.26%, Rate Floor: 1.26%) due 01/15/27◊,5	7,773,268	7,305,440
Life Mortgage Trust
2021-BMR, 6.34% (1 Month Term SOFR + 1.51%, Rate Floor: 1.51%) due 03/15/38◊,5	6,880,791	6,500,936
Extended Stay America Trust
2021-ESH, 6.39% (1 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 07/15/38◊,5	3,904,769	3,781,552
KKR Industrial Portfolio Trust
2021-KDIP, 5.94% (1 Month Term SOFR + 1.11%, Rate Floor: 1.11%) due 12/15/37◊,5	2,662,500	2,540,581
Wells Fargo Commercial Mortgage Trust
2017-C38, 0.97% (WAC) due 07/15/50◊,6	22,668,931	703,521
2016-C37, 0.81% (WAC) due 12/15/49◊,6	26,705,354	568,910
2017-C42, 0.86% (WAC) due 12/15/50◊,6	14,397,337	473,117
2017-RB1, 1.20% (WAC) due 03/15/50◊,6	7,990,867	280,203
2015-LC22, 0.76% (WAC) due 09/15/58◊,6	18,787,606	278,209
2016-NXS5, 1.42% (WAC) due 01/15/59◊,6	4,855,863	148,252
JPMDB Commercial Mortgage Securities Trust
2016-C4, 0.75% (WAC) due 12/15/49◊,6	36,944,905	811,354
2018-C8, 0.67% (WAC) due 06/15/51◊,6	34,099,670	697,451
2016-C2, 1.49% (WAC) due 06/15/49◊,6	6,298,923	215,789
2017-C5, 0.89% (WAC) due 03/15/50◊,6	3,097,042	78,688
BENCHMARK Mortgage Trust
2018-B2, 0.45% (WAC) due 02/15/51◊,6	94,455,951	1,490,827
DBJPM Mortgage Trust
2017-C6, 0.91% (WAC) due 06/10/50◊,6	51,253,476	1,427,066
COMM Mortgage Trust
2015-CR24, 0.69% (WAC) due 08/10/48◊,6	52,202,243	673,539
2018-COR3, 0.43% (WAC) due 05/10/51◊,6	35,176,689	648,468
Bank of America Merrill Lynch Commercial Mortgage Trust
2017-BNK3, 1.01% (WAC) due 02/15/50◊,6	29,216,596	913,562
2016-UB10, 1.74% (WAC) due 07/15/49◊,6	10,263,750	405,410
UBS Commercial Mortgage Trust
2017-C2, 1.07% (WAC) due 08/15/50◊,6	22,249,500	814,568
2017-C5, 1.07% (WAC) due 11/15/50◊,6	10,881,292	342,083
CSAIL Commercial Mortgage Trust
2019-C15, 1.03% (WAC) due 03/15/52◊,6	19,344,839	809,462
2016-C6, 1.86% (WAC) due 01/15/49◊,6	6,061,397	262,629
Morgan Stanley Bank of America Merrill Lynch Trust
2017-C34, 0.77% (WAC) due 11/15/52◊,6	23,388,419	603,814
2015-C27, 0.87% (WAC) due 12/15/47◊,6	29,226,719	444,495
BBCMS Mortgage Trust
2018-C2, 0.76% (WAC) due 12/15/51◊,6	29,414,190	983,458
CD Mortgage Trust
2017-CD6, 0.88% (WAC) due 11/13/50◊,6	12,753,473	339,899
2016-CD1, 1.37% (WAC) due 08/10/49◊,6	5,757,251	190,392
CGMS Commercial Mortgage Trust
2017-B1, 0.74% (WAC) due 08/15/50◊,6	19,933,863	525,030
CD Commercial Mortgage Trust
2017-CD4, 1.23% (WAC) due 05/10/50◊,6	13,591,347	520,903
GS Mortgage Securities Trust
2017-GS6, 1.01% (WAC) due 05/10/50◊,6	11,100,236	379,144
Citigroup Commercial Mortgage Trust
2016-C2, 1.66% (WAC) due 08/10/49◊,6	6,019,037	249,610
2016-GC37, 1.65% (WAC) due 04/10/49◊,6	2,843,033	106,913

20 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
LIMITED DURATION FUND

	Face Amount~		Value
BANK
2017-BNK6, 0.77% (WAC) due 07/15/60◊,6		13,793,887	$346,097
JPMBB Commercial Mortgage Securities Trust
2013-C17, 0.69% (WAC) due 01/15/47◊,6		19,399,469	50,421
Total Commercial Mortgage-Backed Securities			93,093,344

Government Agency - 0.1%
Freddie Mac Seasoned Credit Risk Transfer Trust
2.00% due 05/25/60		3,364,382	2,831,528
2.00% due 11/25/59		1,928,714	1,622,646
Fannie Mae-Aces
1.49% (WAC) due 03/25/35◊,6		6,108,744	648,245
Freddie Mac Multifamily Structured Pass-Through Certificates
0.32% (WAC) due 08/25/23◊,6		88,525,180	75,822
Total Government Agency			5,178,241

Total Collateralized Mortgage Obligations
(Cost $763,934,057)			708,755,428

U.S. GOVERNMENT SECURITIES†† - 5.9%
U.S. Treasury Notes
4.63% due 02/28/25		237,680,000	239,991,809
Total U.S. Government Securities
(Cost $240,046,186)			239,991,809

SENIOR FLOATING RATE INTERESTS††,◊ - 2.9%
Technology - 0.6%
RLDatix
8.95% (6 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 04/28/25†††		13,798,857	13,499,422
Dun & Bradstreet
8.04% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 01/18/29		8,514,000	8,445,888
8.10% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 02/06/26		697,856	695,818
MACOM Technology Solutions Holdings, Inc.
7.09% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 05/17/24		1,549,149	1,534,943
Upland Software, Inc.
8.66% (1 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 08/06/26		539,237	500,816
Emerald TopCo, Inc. (Press Ganey)
8.34% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 07/24/26		192,700	179,573
Total Technology			24,856,460

Basic Materials - 0.5%
Trinseo Materials Operating S.C.A.
7.34% (1 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 05/03/28		10,905,750	9,772,315
6.84% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 09/06/24		1,802,599	1,776,209
INEOS Ltd.
5.66% (1 Month EURIBOR + 2.75%, Rate Floor: 2.75%) due 01/29/26	EUR	8,100,000	8,439,748
GrafTech Finance, Inc.
7.84% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.50%) due 02/12/25†††		226,293	225,161
Total Basic Materials			20,213,433

Industrial - 0.5%
Mileage Plus Holdings LLC
10.21% (3 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 06/21/27		8,037,175	8,329,567
Harsco Corporation
7.17% (1 Month Term SOFR + 2.25%, Rate Floor: 2.75%) due 03/10/28		3,930,000	3,782,625
Ravago Holdings America, Inc.
7.66% (3 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 03/06/28		1,960,000	1,915,900
TAMKO Building Products, Inc.
7.87% ((3 Month Term SOFR + 3.00%) and (6 Month Term SOFR + 3.00%), Rate Floor: 3.00%) due 05/29/26		1,758,987	1,707,871
CPM Holdings, Inc.
8.16% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 11/17/25		1,494,503	1,487,405
Cushman & Wakefield US Borrower LLC
8.16% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 01/31/30		725,328	698,129
7.59% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 08/21/25		575,039	559,656
Filtration Group Corp.
6.41% (1 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 03/31/25	EUR	791,201	849,831
Total Industrial			19,330,984

Consumer, Non-cyclical - 0.4%
Women’s Care Holdings, Inc.
9.33% (3 Month USD LIBOR + 4.50%, Rate Floor: 5.25%) due 01/17/28		4,571,828	4,251,800

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 21

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
LIMITED DURATION FUND

	Face Amount~		Value
Bombardier Recreational Products, Inc.
6.91% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 05/24/27		4,114,658	$3,993,810
Sigma Holding BV (Flora Food)
6.24% (6 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 07/02/25	EUR	3,700,000	3,747,931
Hearthside Group Holdings LLC
8.84% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 05/23/25		2,051,786	1,755,303
Spectrum Brands, Inc.
6.96% (3 Month USD LIBOR + 2.00%, Rate Floor: 2.50%) due 03/03/28		1,654,167	1,636,930
DaVita, Inc.
6.59% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 08/12/26		689,646	678,729
Froneri US, Inc.
7.41% (3 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 01/29/27		437,625	430,807
EyeCare Partners LLC
8.59% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 02/18/27		488,750	396,430
Pearl Intermediate Parent LLC
7.59% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 02/14/25		390,747	373,945
Outcomes Group Holdings, Inc.
8.09% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 10/24/25		382,719	371,238
Total Consumer, Non-cyclical			17,636,923

Consumer, Cyclical - 0.4%
Amaya Holdings BV
5.52% (3 Month EURIBOR + 2.50%, Rate Floor: 2.50%) due 07/21/26	EUR	4,500,000	4,818,618
Packers Holdings LLC
8.09% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 03/09/28		3,396,954	3,063,645
Rent-A-Center, Inc.
8.13% (3 Month USD LIBOR + 3.25%, Rate Floor: 3.75%) due 02/17/28		2,121,048	2,094,534
New Trojan Parent, Inc.
7.97% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.75%) due 01/06/28		2,701,875	1,825,468
Verisure Holding AB
6.26% (3 Month EURIBOR + 3.25%, Rate Floor: 3.25%) due 03/27/28	EUR	1,570,000	1,629,737
Pacific Bells LLC
9.66% (3 Month Term SOFR + 4.50%, Rate Floor: 5.00%) due 11/10/28		1,572,724	1,509,815
Entain Holdings (Gibraltar) Ltd.
7.44% (6 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 03/29/27		1,473,750	1,468,592
Samsonite IP Holdings SARL
6.59% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 04/25/25		291,812	290,499
Total Consumer, Cyclical			16,700,908

Communications - 0.3%
Playtika Holding Corp.
7.59% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 03/13/28		10,388,000	10,304,481
Zayo Group Holdings, Inc.
7.84% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 03/09/27		1,500,000	1,214,490
Altice US Finance I Corp.
6.93% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 01/15/26		456,045	430,392
Ziggo Financing Partnership
7.18% (1 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 04/28/28		400,000	394,444
Virgin Media Bristol LLC
7.18% (1 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 01/31/28		200,000	196,400
Total Communications			12,540,207

Energy - 0.1%
ITT Holdings LLC
7.67% (1 Month Term SOFR + 2.75%, Rate Floor: 3.25%) due 07/10/28		2,905,750	2,818,578
Venture Global Calcasieu Pass LLC
7.47% (1 Month USD LIBOR + 2.63%, Rate Floor: 2.63%) due 08/19/26†††		471,806	467,678
Total Energy			3,286,256

Financial - 0.1%
Jane Street Group LLC
7.59% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 01/26/28		1,950,746	1,915,632
Total Senior Floating Rate Interests
(Cost $123,450,278)			116,480,803

22 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
LIMITED DURATION FUND

	Face Amount~	Value

MUNICIPAL BONDS†† - 0.1%
California - 0.1%
California Public Finance Authority Revenue Bonds
1.55% due 10/15/26	3,145,000	$2,769,707
Total Municipal Bonds
(Cost $3,145,000)		2,769,707

	Notional Value
OTC OPTIONS PURCHASED†† - 0.0%
Call Options on:
Interest Rate Options
Morgan Stanley Capital Services LLC 10Y-2Y SOFR CMS CAP Expiring June 2024 with strike price of $0.10	120,100,000	410,363
Barclays Bank plc 10Y-2Y SOFR CMS CAP Expiring June 2024 with strike price of $0.10	119,000,000	406,604
Morgan Stanley Capital Services LLC 10Y-2Y SOFR CMS CAP Expiring December 2023 with strike price of $0.10	120,100,000	354,480
Barclays Bank plc 10Y-2Y SOFR CMS CAP Expiring December 2023 with strike price of $0.20	120,000,000	354,185
Bank of America, N.A. 10Y-2Y SOFR CMS CAP Expiring June 2024 with strike price of $0.10	59,950,000	204,840
Bank of America, N.A. 10Y-2Y SOFR CMS CAP Expiring December 2023 with strike price of $0.20	58,950,000	173,993
Goldman Sachs International 10Y-2Y SOFR CMS CAP Expiring June 2024 with strike price of $0.10	48,900,000	167,083
Goldman Sachs International 10Y-2Y SOFR CMS CAP Expiring December 2023 with strike price of $0.20	48,900,000	144,330
Total Interest Rate Options		2,215,878

Total OTC Options Purchased
(Cost $2,968,935)		2,215,878

Total Investments - 99.2%
(Cost $4,301,841,876)		4,026,753,889

OTC INTEREST RATE SWAPTIONS WRITTEN††,11 - 0.0%
Put Swaptions on:
Interest Rate Swaptions
Morgan Stanley Capital Services LLC 5-Year Interest Rate Swap Expiring June 2023 with exercise rate of 3.60%	72,070,000	(536,922)
Total OTC Interest Rate Swaptions Written
(Premiums received $536,922)		(536,922)
Other Assets & Liabilities, net - 0.8%		33,745,446
Total Net Assets - 100.0%		$4,059,962,413

Centrally Cleared Credit Default Swap Agreements Protection Purchased††
Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date		Notional Amount~	Value	Upfront Premiums Paid (Received)	Unrealized Depreciation**
BofA Securities, Inc.	ICE	ITRAXX.EUR.38.V1	1.00%	Quarterly	12/20/27	EUR	24,500,000	$(247,719)	$(214,414)	$(33,305)
BofA Securities, Inc.	ICE	CDX.NA.HY.40.V1	5.00%	Quarterly	06/20/28		40,800,000	(620,160)	187,385	(807,545)
								$(867,879)	$(27,029)	$(840,850)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 23

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
LIMITED DURATION FUND

Centrally Cleared Interest Rate Swap Agreements††
Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)**
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	3.79%	Annually	10/03/27	$106,500,000	$1,543,462	$(37,477)	$1,580,939
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	3.40%	Annually	04/04/28	52,000,000	—	534	(534)
								$1,543,462	$(36,943)	$1,580,405

Forward Foreign Currency Exchange Contracts††
Counterparty	Currency	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank, N.A.	EUR	Buy	390,000	414,571 USD	04/17/23	$8,870
Citibank, N.A.	EUR	Sell	105,000	114,400 USD	06/30/23	(94)
Barclays Bank plc	EUR	Sell	31,253,000	33,616,508 USD	04/17/23	(316,351)
						$(307,575)

OTC Interest Rate Swaptions Written[11]
Counterparty/Description	Floating Rate Type	Floating Rate Index	Payment Frequency	Fixed Rate	Expiration Date	Exercise Rate	Swaption Notional Amount	Swaption Value
Put
Morgan Stanley Capital Services LLC 5-Year Interest Rate Swap	Pay	SOFR	Annual	3.60%	06/30/23	3.60%	$72,070,000	$(536,922)

24 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
LIMITED DURATION FUND

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
◊

Variable rate security. Rate indicated is the rate effective at March 31, 2023. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

[1]	Special Purpose Acquisition Company (SPAC).
[2]	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
[3]	Affiliated issuer.
[4]	Rate indicated is the 7-day yield as of March 31, 2023.
[5]

Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $2,647,131,852 (cost $2,840,404,676), or 65.2% of total net assets.

[6]	Security is an interest-only strip.
[7]	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
[8]

Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $58,422,430 (cost $60,593,400), or 1.4% of total net assets — See Note 9.

[9]	Perpetual maturity.
[10]

Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at March 31, 2023. See table below for additional step information for each security.

[11]	Swaptions — See additional disclosure in the swaptions table above for more information on swaptions.
BofA — Bank of America
CDX.NA.HY.40.V1 — Credit Default Swap North American Investment Grade Series 40 Index Version 1
CME — Chicago Mercantile Exchange
CMS — Constant Maturity Swap
EUR — Euro
EURIBOR — European Interbank Offered Rate
ICE — Intercontinental Exchange
ITRAXX.EUR.38.V1 — iTraxx Europe Series 38 Index Version 1
LIBOR — London Interbank Offered Rate
plc — Public Limited Company
REMIC — Real Estate Mortgage Investment Conduit
REIT — Real Estate Investment Trust
SARL — Société à Responsabilité Limitée
SOFR — Secured Overnight Financing Rate
WAC — Weighted Average Coupon

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 25

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
LIMITED DURATION FUND

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2023 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$6,814,373	$—	$—		$6,814,373
Preferred Stocks	—	23,557,768	—		23,557,768
Warrants	28,789	—	—	*	28,789
Mutual Funds	90,196,650	—	—		90,196,650
Money Market Fund	3,538,311	—	—		3,538,311
Asset-Backed Securities	—	1,291,790,723	132,570,055		1,424,360,778
Corporate Bonds	—	1,377,072,515	30,971,080		1,408,043,595
Collateralized Mortgage Obligations	—	672,156,657	36,598,771		708,755,428
U.S. Government Securities	—	239,991,809	—		239,991,809
Senior Floating Rate Interests	—	102,288,542	14,192,261		116,480,803
Municipal Bonds	—	2,769,707	—		2,769,707
Options Purchased	—	2,215,878	—		2,215,878
Interest Rate Swap Agreements**	—	1,580,939	—		1,580,939
Forward Foreign Currency Exchange Contracts**	—	8,870	—		8,870
Total Assets	$100,578,123	$3,713,433,408	$214,332,167		$4,028,343,698

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Interest Rate Swaptions Written	$—	$536,922	$—		$536,922
Credit Default Swap Agreements**	—	840,850	—		840,850
Interest Rate Swap Agreements**	—	534	—		534
Forward Foreign Currency Exchange Contracts**	—	316,445	—		316,445
Unfunded Loan Commitments (Note 8)	—	—	—	*	—
Total Liabilities	$—	$1,694,751	$—		$1,694,751

*	Security has a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at March 31, 2023	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average*
Assets:
Asset-Backed Securities	$57,464,587	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Asset-Backed Securities	51,363,364	Third Party Pricing	Broker Quote	—	—
Asset-Backed Securities	23,742,104	Yield Analysis	Yield	6.2%-6.3%	6.2%
Collateralized Mortgage Obligations	25,038,553	Model Price	Market Comparable Yields	7.6%	—
Collateralized Mortgage Obligations	11,560,218	Third Party Pricing	Vendor Price	—	—
Corporate Bonds	19,569,450	Yield Analysis	Yield	5.8%-6.7%	6.3%
Corporate Bonds	11,401,630	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Senior Floating Rate Interests	13,499,422	Yield Analysis	Yield	10.6%	—
Senior Floating Rate Interests	692,839	Third Party Pricing	Broker Quote	—	—
Total Assets	$214,332,167

*	Inputs are weighted by the fair value of the instruments.

26 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2023
LIMITED DURATION FUND

Significant changes in a quote, yield, market comparable yields, liquidation value or valuation multiple would generally result in significant changes in the fair value of the security. Any remaining Level 3 securities held by the Fund and excluded from the table above, were not considered material to the Fund.

The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended March 31, 2023, the Fund had securities with a total value of $33,325,161 transfer into Level 3 from Level 2 due to a lack of observable inputs and had securities with a total value of $5,335,519 transfer out of Level 3 into Level 2 due to the availability of current and reliable market-based data provided by a third-party pricing service which utilizes significant observable inputs.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended March 31, 2023:

	Assets
	Asset-Backed Securities	Collateralized Mortgage Obligations	Corporate Bonds	Senior Floating Rate Interests	Total Assets
Beginning Balance	$138,990,860	$24,443,994	$39,180,570	$16,423,965	$219,039,389
Purchases/(Receipts)	43,691,545	11,850,000	—	—	55,541,545
(Sales, maturities and paydowns)/Fundings	(85,486,605)	(286,900)	(4,958,818)	(383,741)	(91,116,064)
Amortization of premiums/discounts	42,392	62	(71,277)	78,550	49,727
Total realized gains (losses) included in earnings	(2,621,353)	—	(503,065)	—	(3,124,418)
Total change in unrealized appreciation (depreciation) included in earnings	4,853,267	591,615	833,670	(326,206)	5,952,346
Transfers into Level 3	33,100,000	—	—	225,161	33,325,161
Transfers out of Level 3	(51)	—	(3,510,000)	(1,825,468)	(5,335,519)
Ending Balance	$132,570,055	$36,598,771	$30,971,080	$14,192,261	$214,332,167
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at March 31, 2023	$704,620	$591,615	$463,437	$(122,803)	$1,636,869

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate(s)	Future Reset Date(s)
BRAVO Residential Funding Trust 2022-R1, 3.13% due 01/29/70	6.13%	01/30/25	—	—
BRAVO Residential Funding Trust 2021-C, 1.62% due 03/01/61	4.62%	09/25/24	5.62%	09/25/25
Citigroup Mortgage Loan Trust 2022-A, 6.17% due 09/25/62	9.17%	09/25/25	10.17%	09/25/26
CSMC Trust 2020-NQM1, 1.41% due 05/25/65	2.41%	09/26/24	—	—
Legacy Mortgage Asset Trust 2021-GS3, 1.75% due 07/25/61	4.75%	05/25/24	5.75%	05/25/25
Legacy Mortgage Asset Trust 2021-GS4, 1.65% due 11/25/60	4.65%	08/25/24	5.65%	08/25/25
Legacy Mortgage Asset Trust 2021-GS5, 2.25% due 07/25/67	5.25%	11/25/24	6.25%	11/25/25

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 27

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	March 31, 2023
LIMITED DURATION FUND

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate(s)	Future Reset Date(s)
Legacy Mortgage Asset Trust 2021-GS2, 1.75% due 04/25/61	4.75%	04/25/24	5.75%	04/25/25
NYMT Loan Trust 2022-SP1, 5.25% due 07/25/62	8.25%	07/01/25	9.25%	07/01/26
NYMT Loan Trust 2021-SP1, 1.67% due 08/25/61	4.67%	08/01/24	5.67%	08/01/25
OBX Trust 2022-NQM9, 6.45% due 09/25/62	7.45%	11/01/26	—	—
OSAT Trust 2021-RPL1, 2.12% due 05/25/65	5.12%	06/25/24	6.12%	06/25/25
PRPM LLC 2022-1, 3.72% due 02/25/27	6.72%	02/25/25	7.72%	02/25/26
PRPM LLC 2021-5, 1.79% due 06/25/26	4.79%	06/25/24	5.79%	06/25/25
Verus Securitization Trust 2020-1, 2.42% due 01/25/60	3.42%	01/26/24	—	—
Verus Securitization Trust 2019-4, 2.64% due 11/25/59	3.64%	10/26/23	—	—
Verus Securitization Trust 2020-5, 1.58% due 05/25/65	2.58%	10/26/24	—	—

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles’ annual report on Form N-CSR dated September 30, 2022, is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000182126822000340/gug84768.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended March 31, 2023, in which the company is an affiliated issuer, were as follows:

Security Name	Value 09/30/22	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/23	Shares 03/31/23	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$29,251,332	$721,008	$—	$—	$296,057	$30,268,397	1,250,244	$718,819
Guggenheim Strategy Fund III	29,345,878	744,285	—	—	284,687	30,374,850	1,252,571	743,034
Guggenheim Ultra Short Duration Fund — Institutional Class	28,551,935	641,927	—	—	359,541	29,553,403	3,043,605	639,095
	$87,149,145	$2,107,220	$—	$—	$940,285	$90,196,650		$2,100,948

28 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

LIMITED DURATION FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2023

Assets:
Investments in unaffiliated issuers, at value (cost $4,210,440,983)	$3,936,557,239
Investments in affiliated issuers, at value (cost $91,400,893)	90,196,650
Foreign currency, at value (cost 147,965)	147,474
Cash	748,018
Segregated cash with broker	4,057,933
Unamortized upfront premiums paid on credit default swap agreements	187,385
Unamortized upfront premiums paid on interest rate swap agreements	534
Unrealized appreciation on forward foreign currency exchange contracts	8,870
Prepaid expenses	144,746
Receivables:
Interest	25,901,365
Securities sold	10,270,284
Fund shares sold	7,557,415
Dividends	380,565
Variation margin on interest rate swap agreements	79,664
Total assets	4,076,238,142

Liabilities:
Unfunded loan commitments, at value (Note 8) (commitment fees received $—)	—
Options written, at value (premiums received $536,922)	536,922
Segregated cash due to broker	1,430,000
Unamortized upfront premiums received on credit default swap agreements	214,414
Unamortized upfront premiums received on interest rate swap agreements	37,477
Unrealized depreciation on forward foreign currency exchange contracts	316,445
Payable for:
Fund shares redeemed	8,465,102
Securities purchased	1,543,082
Distributions to shareholders	1,456,040
Management fees	1,072,376
Variation margin on credit default swap agreements	270,387
Transfer agent/maintenance fees	199,531
Distribution and service fees	159,684
Protection fees on credit default swap agreements	76,860
Fund accounting/administration fees	39,369
Due to Investment Adviser	13,817
Trustees’ fees*	7,027
Miscellaneous	437,196
Total liabilities	16,275,729
Net assets	$4,059,962,413

Net assets consist of:
Paid in capital	4,384,996,519
Total distributable earnings (loss)	(325,034,106)
Net assets	$4,059,962,413

A-Class:
Net assets	$434,830,930
Capital shares outstanding	18,302,438
Net asset value per share	$23.76
Maximum offering price per share (Net asset value divided by 97.75%)	$24.31

C-Class:
Net assets	$60,188,402
Capital shares outstanding	2,535,000
Net asset value per share	$23.74

P-Class:
Net assets	$69,914,804
Capital shares outstanding	2,942,862
Net asset value per share	$23.76

Institutional Class:
Net assets	$3,353,556,530
Capital shares outstanding	141,181,978
Net asset value per share	$23.75

R6-Class:
Net assets	$141,471,747
Capital shares outstanding	5,958,401
Net asset value per share	$23.74

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 29

LIMITED DURATION FUND

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended March 31, 2023

Investment Income:
Dividends from securities of unaffiliated issuers	$93,691
Dividends from securities of affiliated issuers	2,100,948
Interest	86,310,814
Total investment income	88,505,453

Expenses:
Management fees	8,206,617
Distribution and service fees:
A-Class	600,056
C-Class	305,294
P-Class	94,840
Transfer agent/maintenance fees:
A-Class	193,124
C-Class	33,001
P-Class	36,663
Institutional Class	1,713,104
R6-Class	402
Fund accounting/administration fees	877,873
Interest expense	408,791
Professional fees	224,798
Line of credit fees	119,690
Custodian fees	112,948
Trustees’ fees*	42,821
Miscellaneous	259,157
Recoupment of previously waived fees:
A-Class	318
C-Class	129
P-Class	82
Institutional Class	10,593
R6-Class	9,059
Total expenses	13,249,360
Less:
Expenses reimbursed by Adviser:
A-Class	(93,974)
C-Class	(20,466)
P-Class	(20,889)
Institutional Class	(977,592)
Expenses waived by Adviser	(688,467)
Earnings credits applied	(73,202)
Total waived/reimbursed expenses	(1,874,590)
Net expenses	11,374,770
Net investment income	77,130,683

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	(54,137,345)
Swap agreements	7,747,796
Futures contracts	1,551,516
Options purchased	(4,149,803)
Options written	1,790,156
Forward foreign currency exchange contracts	3,080,233
Foreign currency transactions	(129,017)
Net realized loss	(44,246,464)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	153,541,998
Investments in affiliated issuers	940,285
Swap agreements	(6,220,812)
Options purchased	(9,403,221)
Options written	2,782,557
Forward foreign currency exchange contracts	(9,459,798)
Foreign currency translations	60,583
Net change in unrealized appreciation (depreciation)	132,241,592
Net realized and unrealized gain	87,995,128
Net increase in net assets resulting from operations	$165,125,811

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

30 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

LIMITED DURATION FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022
Increase (Decrease) in Net Assets from Operations:
Net investment income	$77,130,683	$105,834,694
Net realized gain (loss) on investments	(44,246,464)	2,942,839
Net change in unrealized appreciation (depreciation) on investments	132,241,592	(455,180,176)
Net increase (decrease) in net assets resulting from operations	165,125,811	(346,402,643)

Distributions to shareholders:
A-Class	(8,696,725)	(15,229,714)
C-Class	(878,502)	(1,053,900)
P-Class	(1,375,686)	(2,173,183)
Institutional Class	(68,660,846)	(109,271,775)
R6-Class	(964,316)	(826,365)
Total distributions to shareholders	(80,576,075)	(128,554,937)

Capital share transactions:
Proceeds from sale of shares
A-Class	57,675,938	160,235,607
C-Class	10,677,563	11,936,961
P-Class	7,415,716	53,405,339
Institutional Class	830,221,818	2,719,216,190
R6-Class	122,379,207	6,914,200
Distributions reinvested
A-Class	7,239,301	12,605,568
C-Class	732,727	856,214
P-Class	1,370,713	2,173,183
Institutional Class	56,944,730	90,897,272
R6-Class	964,316	826,365
Cost of shares redeemed
A-Class	(189,111,067)	(417,792,556)
C-Class	(15,296,189)	(33,537,200)
P-Class	(21,145,167)	(121,847,857)
Institutional Class	(1,512,187,028)	(3,467,436,046)
R6-Class	(10,359,338)	(21,559,738)
Net decrease from capital share transactions	(652,476,760)	(1,003,106,498)
Net decrease in net assets	(567,927,024)	(1,478,064,078)

Net assets:
Beginning of period	4,627,889,437	6,105,953,515
End of period	$4,059,962,413	$4,627,889,437

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 31

LIMITED DURATION FUND

STATEMENTS OF CHANGES IN NET ASSETS (concluded)

	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022
Capital share activity:
Shares sold
A-Class	2,449,665	6,516,599
C-Class	454,794	487,090
P-Class	316,612	2,172,486
Institutional Class	35,313,342	111,021,579
R6-Class	5,176,998	280,583
Shares issued from reinvestment of distributions
A-Class	307,848	514,766
C-Class	31,158	35,053
P-Class	58,273	88,801
Institutional Class	2,421,802	3,720,350
R6-Class	41,951	33,955
Shares redeemed
A-Class	(8,064,830)	(17,070,775)
C-Class	(652,929)	(1,370,571)
P-Class	(899,910)	(4,908,204)
Institutional Class	(64,408,397)	(142,043,580)
R6-Class	(442,593)	(873,618)
Net decrease in shares	(27,896,216)	(41,395,486)

32 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

LIMITED DURATION FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Six Months Ended March 31, 2023[a]	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018
Per Share Data
Net asset value, beginning of period	$23.28	$25.42	$25.57	$24.68	$24.70	$24.86
Income (loss) from investment operations:
Net investment income (loss)[b]	.41	.42	.34	.40	.54	.51
Net gain (loss) on investments (realized and unrealized)	.50	(2.04)	.01 [j]	.94	.01	(.09)
Total from investment operations	.91	(1.62)	.35	1.34	.55	.42
Less distributions from:
Net investment income	(.43)	(.43)	(.38)	(.45)	(.57)	(.57)
Net realized gains	—	(.09)	(.12)	—	— [c]	(.01)
Total distributions	(.43)	(.52)	(.50)	(.45)	(.57)	(.58)
Net asset value, end of period	$23.76	$23.28	$25.42	$25.57	$24.68	$24.70

Total Return[d]	3.93%	(6.42%)	1.38%	5.51%	2.27%	1.69%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$434,831	$549,667	$855,473	$625,386	$570,353	$627,570
Ratios to average net assets:
Net investment income (loss)	3.46%	1.69%	1.32%	1.60%	2.18%	2.07%
Total expenses[e]	0.82%	0.80%	0.79%	0.84%	0.83%	0.81%
Net expenses[f,g,h]	0.75%	0.74%	0.74%	0.77%	0.75%	0.75%
Portfolio turnover rate	8%	23%	80%	123%	72%	45%

C-Class	Six Months Ended March 31, 2023[a]	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018
Per Share Data
Net asset value, beginning of period	$23.27	$25.41	$25.55	$24.66	$24.68	$24.84
Income (loss) from investment operations:
Net investment income (loss)[b]	.32	.24	.15	.21	.35	.33
Net gain (loss) on investments (realized and unrealized)	.49	(2.04)	.02 [j]	.95	.02	(.10)
Total from investment operations	.81	(1.80)	.17	1.16	.37	.23
Less distributions from:
Net investment income	(.34)	(.25)	(.19)	(.27)	(.39)	(.38)
Net realized gains	—	(.09)	(.12)	—	— [c]	(.01)
Total distributions	(.34)	(.34)	(.31)	(.27)	(.39)	(.39)
Net asset value, end of period	$23.74	$23.27	$25.41	$25.55	$24.66	$24.68

Total Return[d]	3.50%	(7.13%)	0.67%	4.72%	1.51%	0.94%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$60,188	$62,864	$90,205	$86,143	$85,100	$70,981
Ratios to average net assets:
Net investment income (loss)	2.72%	0.96%	0.58%	0.85%	1.42%	1.34%
Total expenses[e]	1.60%	1.58%	1.58%	1.61%	1.60%	1.59%
Net expenses[f,g,h]	1.50%	1.49%	1.49%	1.52%	1.50%	1.51%
Portfolio turnover rate	8%	23%	80%	123%	72%	45%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 33

LIMITED DURATION FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

P-Class	Six Months Ended March 31, 2023[a]	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018
Per Share Data
Net asset value, beginning of period	$23.28	$25.42	$25.57	$24.68	$24.70	$24.86
Income (loss) from investment operations:
Net investment income (loss)[b]	.41	.42	.34	.40	.54	.52
Net gain (loss) on investments (realized and unrealized)	.50	(2.04)	.01 [j]	.94	.01	(.10)
Total from investment operations	.91	(1.62)	.35	1.34	.55	.42
Less distributions from:
Net investment income	(.43)	(.43)	(.38)	(.45)	(.57)	(.57)
Net realized gains	—	(.09)	(.12)	—	— [c]	(.01)
Total distributions	(.43)	(.52)	(.50)	(.45)	(.57)	(.58)
Net asset value, end of period	$23.76	$23.28	$25.42	$25.57	$24.68	$24.70

Total Return	3.93%	(6.42%)	1.38%	5.50%	2.27%	1.69%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$69,915	$80,735	$155,465	$150,623	$108,691	$189,965
Ratios to average net assets:
Net investment income (loss)	3.46%	1.67%	1.33%	1.60%	2.18%	2.12%
Total expenses[e]	0.83%	0.95%	0.83%	0.90%	0.88%	0.87%
Net expenses[f,g,h]	0.75%	0.74%	0.74%	0.77%	0.75%	0.75%
Portfolio turnover rate	8%	23%	80%	123%	72%	45%

Institutional Class	Six Months Ended March 31, 2023[a]	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018
Per Share Data
Net asset value, beginning of period	$23.28	$25.42	$25.56	$24.67	$24.69	$24.85
Income (loss) from investment operations:
Net investment income (loss)[b]	.43	.49	.40	.46	.60	.58
Net gain (loss) on investments (realized and unrealized)	.49	(2.05)	.03 [j]	.95	.01	(.11)
Total from investment operations	.92	(1.56)	.43	1.41	.61	.47
Less distributions from:
Net investment income	(.45)	(.49)	(.45)	(.52)	(.63)	(.62)
Net realized gains	—	(.09)	(.12)	—	— [c]	(.01)
Total distributions	(.45)	(.58)	(.57)	(.52)	(.63)	(.63)
Net asset value, end of period	$23.75	$23.28	$25.42	$25.56	$24.67	$24.69

Total Return	4.01%	(6.19%)	1.67%	5.77%	2.52%	1.95%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,353,557	$3,907,125	$4,960,578	$2,911,309	$2,421,315	$2,629,316
Ratios to average net assets:
Net investment income (loss)	3.71%	1.97%	1.58%	1.85%	2.43%	2.35%
Total expenses[e]	0.58%	0.56%	0.56%	0.59%	0.57%	0.56%
Net expenses[f,g,h]	0.50%	0.49%	0.49%	0.52%	0.50%	0.50%
Portfolio turnover rate	8%	23%	80%	123%	72%	45%

34 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

LIMITED DURATION FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

R6-Class	Six Months Ended March 31, 2023[a]	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Period Ended September 30, 2019[i]
Per Share Data
Net asset value, beginning of period	$23.26	$25.40	$25.55	$24.66	$24.58
Income (loss) from investment operations:
Net investment income (loss)[b]	.45	.48	.40	.48	.31
Net gain (loss) on investments (realized and unrealized)	.48	(2.04)	.02 [j]	.93	.14
Total from investment operations	.93	(1.56)	.42	1.41	.45
Less distributions from:
Net investment income	(.45)	(.49)	(.45)	(.52)	(.37)
Net realized gains	—	(.09)	(.12)	—	—
Total distributions	(.45)	(.58)	(.57)	(.52)	(.37)
Net asset value, end of period	$23.74	$23.26	$25.40	$25.55	$24.66

Total Return	4.06%	(6.19%)	1.64%	5.78%	1.83%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$141,472	$27,499	$44,232	$31,315	$314,764
Ratios to average net assets:
Net investment income (loss)	3.82%	1.94%	1.58%	1.96%	2.24%
Total expenses[e]	0.52%	0.49%	0.49%	0.53%	0.51%
Net expenses[f,g,h]	0.49%	0.49%	0.49%	0.52%	0.50%
Portfolio turnover rate	8%	23%	80%	123%	72%

[a]	Unaudited figures for the period ended March 31, 2023. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Less than $0.01 per share.
[d]	Total return does not reflect the impact of any applicable sales charges.
[e]	Does not include expenses of the underlying funds in which the Fund invests.
[f]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[g]	The portion of the ratios of net expenses to average net assets attributable to recoupments of prior fee reductions or expense reimbursements for the years presented was as follows:

	3/31/23[a]		09/30/22		09/30/21	09/30/20		09/30/19		09/30/18
A-Class	0.00	%*	0.00	%*	—	0.00	%*	0.00	%*	—
C-Class	0.00	%*	—		—	0.00	%*	—		—
P-Class	0.00	%*	—		—	0.00	%*	0.00	%*	—
Institutional Class	0.00	%*	—		—	0.00	%*	0.00	%*	—
R6-Class	0.04%		0.02%		0.01%	0.00	%*	0.00	%*[i]	—

*	Less than 0.01%.

[h]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

	3/31/23[a]	09/30/22	09/30/21	09/30/20	09/30/19	09/30/18
A-Class	0.72%	0.73%	0.73%	0.75%	0.75%	0.75%
C-Class	1.47%	1.48%	1.48%	1.50%	1.50%	1.50%
P-Class	0.72%	0.73%	0.73%	0.75%	0.75%	0.75%
Institutional Class	0.47%	0.48%	0.48%	0.50%	0.50%	0.50%
R6-Class	0.47%	0.48%	0.48%	0.50%	0.50%[i]	N/A

[i]	Since commencement of operations: March 13, 2019. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[j]

The amount shown for a share outstanding throughout the period does not accord with the aggregate net losses on investments for the year because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 35

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization

Guggenheim Funds Trust (the “Trust”), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 (“1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate fund. The Trust may issue an unlimited number of authorized shares. The Trust accounts for the assets of each fund separately.

The Trust offers a combination of five separate classes of shares: A-Class shares, C-Class shares, P-Class shares, R6-Class shares and Institutional Class shares. Sales of shares of each Class are made without a front-end sales charge at the net asset value per share (“NAV”), with the exception of A-Class shares. A-Class shares are sold at the NAV, plus the applicable front-end sales charge. The sales charge varies depending on the amount purchased. A-Class share purchases of $1 million or more are exempt from the front-end sales charge but have a 1% contingent deferred sales charge (“CDSC”), if shares are redeemed within 12 months of purchase. C-Class shares have a 1% CDSC if shares are redeemed within 12 months of purchase. C-Class shares automatically convert to A-Class shares on or about the 10th day of the month following the 8-year anniversary of the purchase of the C-Class shares. This conversion will be executed without any sales charge, fee or other charge. After the conversion is completed, the shares will be subject to all features and expenses of A-Class shares. Institutional Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, endowments, foundations and corporations. Institutional Class shares require a minimum initial investment of $2 million and a minimum account balance of $1 million. R6-Class shares are offered primarily through qualified retirement and benefit plans. R6-Class shares are also offered through certain other plans and platforms sponsored by financial intermediaries. Certain institutional investors and others deemed appropriate by Guggenheim Investments (“GI”) may also be eligible to purchase R6-Class shares subject to a $2 million minimum initial investment. At March 31, 2023, the Trust consisted of nineteen funds (the “Funds”).

This report covers the Limited Duration Fund (the “Fund”), a diversified investment company. At March 31, 2023, A-Class, C-Class, P-Class, Institutional Class and R6-Class shares have been issued by the Fund.

Guggenheim Partners Investment Management, LLC (“GPIM” or the “Adviser”), which operates under the name Guggenheim Investments (“GI”), provides advisory services. Guggenheim Funds Distributors, LLC (“GFD”) acts as principal underwriter for the Trust. GI and GFD are affiliated entities.

Significant Accounting Policies

The Fund operates as an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The NAV of each Class of the Fund is calculated by dividing the market value of the Fund’s securities and other assets, less all liabilities, attributable to the Class by the number of outstanding shares of the Class.

(a) Valuation of Investments

The Board of Trustees of the Fund (the “Board”) has adopted policies and procedures for the valuation of the Fund’s investments (the “Valuation Procedures”). The U.S. Securities and Exchange Commission (the “SEC”) adopted Rule 2a-5 under the 1940 Act (“Rule 2a-5”) which establishes requirements for determining fair value in good faith and became effective September 8, 2022. Rule 2a-5 also defines “readily available market quotations” for purposes of the 1940 Act and establishes requirements for determining whether a fund must fair value a security in good faith.

Pursuant to Rule 2a-5, the Board has designated the Adviser as the valuation designee to perform fair valuation determinations for the Fund with respect to all Fund investments and other assets. As the Fund’s valuation designee pursuant to Rule 2a-5, the Adviser has adopted separate procedures (the “Valuation Designee Procedures”) reasonably designed to prevent violations of the requirements of Rule 2a-5 and Rule 31a-4. The Adviser, in its role as valuation designee, utilizes the assistance of a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), in determining the fair value of the Fund’s securities and other assets.

Valuations of the Fund’s securities and other assets are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Adviser, with the assistance of the Valuation Committee, convenes monthly, or more frequently as needed, to review the valuation of all assets

36 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

which have been fair valued for reasonableness. The Adviser, consistent with the monitoring and review responsibilities set forth in the Valuation Designee Procedures, regularly reviews the appropriateness of the inputs, methods, models and assumptions employed by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, the investment is fair valued by the Adviser.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the NewYork Stock Exchange (“NYSE”). The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Investments in foreign securities may involve risks not present in domestic investments. The Adviser will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities. In addition, under the Valuation Designee Procedures, the Adviser is authorized to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Open-end investment companies are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds and closed-end investment companies are generally valued at the last quoted sale price.

U.S. Government securities are valued by independent pricing services, the last traded fill price, or at the reported bid price at the close of business.

Commercial paper and discount notes with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Commercial paper and discount notes with a maturity of 60 days or less at acquisition are valued at amortized cost, unless the Adviser concludes that amortized cost does not represent the fair value of the applicable asset in which case it will be valued using an independent pricing service.

Repurchase agreements are valued at amortized cost, provided such amounts approximate market value.

Typically, loans are valued using information provided by an independent third party pricing service that uses broker quotes, among other inputs. If the pricing service cannot or does not provide a valuation for a particular loan, or such valuation is deemed unreliable, such investment is valued based on a quote from a broker-dealer or is fair valued by the Adviser.

Exchange-traded options are valued at the mean of the bid and ask prices on the principal exchange on which they are traded. Over-the-counter (“OTC”) options and options on swaps (“swaptions”) are valued using a price provided by a pricing service.

The value of futures contracts are valued on the basis of the last sale price at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the official settlement price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The value of interest rate swap agreements entered into by the Fund is valued on the basis of the last sale price on the primary exchange on which the swap is traded.

The value of other swap agreements entered into by the Fund are generally valued using an evaluated price provided by a third party pricing vendor.

Forward foreign currency exchange contracts are valued daily based on the applicable exchange rate of the underlying currency.

Investments for which market quotations are not readily available are fair valued as determined in good faith by the Adviser. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value”. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis.

In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 37

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

(b) U.S. Government and Agency Obligations

Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedule of Investments reflect the effective rates paid at the time of purchase by the Fund. Other securities bear interest at the rates shown, payable at fixed dates through maturity.

(c) Senior Floating Rate Interests and Loan Investments

Senior floating rate interests in which the Fund invests generally pay interest rates which are periodically adjusted by reference to a base short-term floating rate, plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the one-month or three-month London Inter-Bank Offered Rate (“LIBOR”), (ii) the prime rate offered by one or more major United States banks, or (iii) the bank’s certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities disclosed in the Fund’s Schedule of Investments.

The Fund invests in loans and other similar debt obligations (“obligations”). A portion of the Fund’s investments in these obligations is sometimes referred to as “covenant lite” loans or obligations (“covenant lite obligations”), which are obligations that lack covenants or possess fewer or less restrictive covenants or constraints on borrowers than certain other types of obligations. The Fund may also obtain exposure to covenant lite obligations through investment in securitization vehicles and other structured products. In recent market conditions, many new or reissued obligations have not featured traditional covenants, which are intended to protect lenders and investors by (i) imposing certain restrictions or other limitations on a borrower’s operations or assets or (ii) providing certain rights to lenders. The Fund may have fewer rights with respect to covenant lite obligations, including fewer protections against the possibility of default and fewer remedies in the event of default. As a result, investments in (or exposure to) covenant lite obligations are subject to more risk than investments in (or exposure to) certain other types of obligations. The Fund is subject to other risks associated with investments in (or exposure to) obligations, including that obligations may not be considered “securities” and, as a result, the Fund may not be entitled to rely on the anti-fraud protections under the federal securities laws and instead may have to resort to state law and direct claims.

(d) Interest on When-Issued Securities

The Fund may purchase and sell interests in securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, it may sell such securities before the settlement date.

(e) Short Sales

When the Fund engages in a short sale of a security, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale.

Fees, if any, paid to brokers to borrow securities in connection with short sales are recorded as interest expense. In addition, the Fund must pay out the dividend rate of the equity or coupon rate of the obligation to the lender and record this as an expense. Short dividend or interest expense is a cost associated with the investment objective of short sales transactions, rather than an operational cost associated with the day-to-day management of any mutual fund. The Fund may also receive rebate income from the broker resulting from the investment of the proceeds from securities sold short.

(f) Options

Upon the purchase of an option, the premium paid is recorded as an investment, the value of which is marked-to-market daily. If a purchased option expires, the Fund realizes a loss in the amount of the cost of the option. When the Fund enters into a closing sale transaction, it realizes a gain or loss depending on whether the proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Fund exercises a call option, the cost of the security purchased by the Fund upon exercise increases by the premium originally paid.

When the Fund writes (sells) an option, an amount equal to the premium received is entered in that Fund’s accounting records as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. When a written option expires, or if the Fund enters into a closing purchase transaction, it realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold).

The Fund may purchase and write options on swaps (“swaptions”) primarily to preserve a return or spread on a particular investment or portion of the Fund’s holdings, as a duration management technique or to protect against an increase in the price of securities

38 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

in anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate swap agreement at any time before the expiration of the options. The swaptions are forward premium swaptions which have extended settlement dates.

(g) Futures Contracts

Upon entering into a futures contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

(h) Swap Agreements

Swap agreements are marked-to-market daily and the change, if any, is recorded as unrealized appreciation or depreciation. Payments received or made as a result of an agreement or termination of an agreement are recognized as realized gains or losses.

Upon entering into certain centrally-cleared swap transactions, a Fund is required to deposit with its clearing broker an amount of cash or securities as an initial margin. Subsequent variation margin receipts or payments are received or made by the Fund depending on fluctuations in the fair value of the reference entity and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Upfront payments received or made by a Fund on credit default swap agreements and interest rate swap agreements are amortized over the expected life of the agreement. Periodic payments received or paid by a Fund are recorded as realized gains or losses. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses.

(i) Currency Translations

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation, or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

The Fund does not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized gain or loss and unrealized appreciation or depreciation on investments.

Reported net realized foreign exchange gains and losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized appreciation and depreciation arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.

(j) Forward Foreign Currency Exchange Contracts

The change in value of a forward foreign currency exchange contract is recorded as unrealized appreciation or depreciation until the contract is closed. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed.

(k) Foreign Taxes

The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income and foreign taxes on capital gains from sales of investments are included with the net realized gain (loss) on investments. Foreign taxes payable or deferred as of March 31, 2023, if any, are disclosed in the Fund’s Statement of Assets and Liabilities.

(l) Security Transactions

Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as a reduction to cost if the securities are still held and as realized

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 39

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

gains if no longer held in the Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries, if any. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Interest income also includes paydown gains and losses on mortgage-backed and asset-backed securities and senior and subordinated loans. Amendment fees are earned as compensation for evaluating and accepting changes to the original loan agreement and are recognized when received. Dividend income from Real Estate Investment Trusts (“REITs”) is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to realized gains. The actual amounts of income, return of capital, and realized gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Income from residual collateralized loan obligations is recognized using the effective interest method. At the time of purchase, management estimates the future expected cash flows and determines the effective yield and estimated maturity date based on the estimated cash flows. Subsequent to the purchase, the estimated cash flows are updated periodically and a revised yield is calculated prospectively.

The Fund may receive other income from investments in senior loan interests including amendment fees, consent fees and commitment fees. For funded loans, these fees are recorded as income when received by the Fund and included in interest income on the Statement of Operations. For unfunded loans, commitment fees are included in realized gain on investments on the Statement of Operations at the end of the commitment period.

(m) Distributions

The Fund declares dividends from investment income daily. The Fund pays its shareholders from its net investment income monthly and distributes any net capital gains that it has realized, at least annually. Distributions to shareholders are recorded on the ex-dividend date. Dividends are reinvested in additional shares, unless shareholders request payment in cash. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for U.S. federal income tax purposes.

(n) Class Allocations

Interest and dividend income, most expenses, all realized gains and losses, and all unrealized appreciation and depreciation are allocated to the classes based upon the value of the outstanding shares in each Class. Certain costs, such as distribution and service fees are charged directly to specific classes. In addition, certain expenses have been allocated to the individual Funds in the Trust based on the respective net assets of each Fund included in the Trust.

(o) Earnings Credits

Under the fee arrangement with the custodian, the Fund may earn credits based on overnight custody cash balances. These credits are utilized to reduce related custodial expenses. The custodian fees disclosed in the Statement of Operations are before the reduction in expense from the related earnings credits, if any. Earnings credits for the period ended March 31, 2023, are disclosed in the Statement of Operations.

(p) Cash

The Fund may leave cash overnight in its cash account with the custodian. Periodically, the Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate, which was 4.83% at March 31, 2023.

(q) Indemnifications

Under the Fund’s organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

(r) Special Purpose Acquisition Companies

The Fund may acquire an interest in a special purpose acquisition company (“SPAC”) in an initial public offering or a secondary market transaction. SPAC investments carry many of the same risks as investments in initial public offering securities, such as erratic price movements, greater risk of loss, lack of information about the issuer, limited operating and little public or no trading history, and higher transaction costs. An investment in a SPAC is typically subject to a higher risk of dilution by additional later offerings of interests in the SPAC or by other investors exercising existing rights to purchase shares of the SPAC and interests in SPACs may be illiquid and/or be subject to restrictions on resale. A SPAC is a publicly traded company that raises investment capital for the purpose of acquiring the equity securities of one or more existing companies (or interests therein) via merger, combination, acquisition or other similar transactions. Unless and until an acquisition is completed, a SPAC generally invests its assets (less a portion retained to cover expenses) in U.S. government securities,

40 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

money market securities and cash and does not typically pay dividends in respect of its common stock. SPAC investments are also subject to the risk that a significant portion of the funds raised by the SPAC may be expended during the search for a target acquisition or merger and that the SPAC may have limited time in which to conduct due diligence on potential business combination targets. Because SPACs are in essence blank check companies without operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Among other conflicts of interest, the economic interests of the management, directors, officers and related parties of a SPAC can differ from the economic interests of public shareholders, which may lead to conflicts as they evaluate, negotiate and recommend business combination transactions to shareholders. This risk may become more acute as the deadline for the completion of a business combination nears. There is no guarantee that the SPACs in which the Fund invests will complete an acquisition or that any acquisitions that are completed will be profitable.

Note 2 – Financial Instruments and Derivatives

As part of its investment strategy, the Fund utilizes short sales and a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk and risks in excess of amounts recognized on the Statement of Assets and Liabilities. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Financial Statements.

Short Sales

A short sale is a transaction in which the Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Fund utilized derivatives for the following purposes:

Duration: the use of an instrument to manage the interest rate risk of a portfolio.

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Income: the use of any instrument that distributes cash flows typically based upon some rate of interest.

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Options Purchased and Written

A call option on a security gives the purchaser of the option the right to buy, and the writer of a call option the obligation to sell, the underlying security. The purchaser of a put option has the right to sell, and the writer of the put option the obligation to buy, the underlying security at any time during the option period. The risk associated with purchasing options is limited to the premium originally paid.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 41

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The following table represents the Fund’s use and volume of call/put options purchased on a monthly basis:

	Average Notional Amount
Use	Call	Put
Duration, Hedge	$463,933,333	$28,915,926

The risk in writing a call option is that a Fund may incur a loss if the market price of the underlying security increases and the option is exercised.The risk in writing a put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised.In addition, there may be an imperfect correlation between the movement in prices of options and the underlying securities where a Fund may not be able to enter into a closing transaction because of an illiquid secondary market; or, for OTC options, a Fund may be at risk because of the counterparty’s inability to perform.

The following table represents the Fund’s use and volume of call/put options written on a monthly basis:

	Average Notional Amount
Use	Call	Put
Duration, Hedge	$16,478	$39,561,667

Futures Contracts

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund’s use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Cash deposits are shown as segregated cash with broker on the Consolidated Statement of Assets and Liabilities; securities held as collateral are noted on the Consolidated Schedule of Investments.

The following table represents the Fund’s use and volume of futures on a monthly basis:

	Average Notional Amount
Use	Long	Short
Index exposure, income	$128,014,583	$—

Swap Agreements

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing over-the-counter (“OTC”) swaps, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. For a Fund utilizing centrally-cleared swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. There is no guarantee that a fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Total return swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as an index) for a fixed or variable interest rate. Total return swaps will usually be computed based on the current value of the reference asset as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued,

42 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

financing charges and/or interest associated with the swap agreement. When utilizing total return swaps, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying reference asset declines in value.

Interest rate swaps involve the exchange by the Fund with another party for its respective commitment to pay or receive a fixed or variable interest rate on a notional amount of principal. Interest rate swaps are generally centrally-cleared, but central clearing does not make interest rate swap transactions risk free.

The following table represents the Fund’s use and volume of interest rate swaps on a monthly basis:

	Average Notional Amount
Use	Pay Floating Rate	Receive Floating Rate
Duration, Hedge	$181,916,667	$20,745,167

Credit default swaps are instruments which allow for the full or partial transfer of third party credit risk, with respect to a particular entity or entities, from one counterparty to the other. The Fund enters into credit default swaps as a “seller” or “buyer” of protection primarily to gain or reduce exposure to the investment grade and/or high yield bond market. A seller of credit default swaps is selling credit protection or assuming credit risk with respect to the underlying entity or entities. The buyer in a credit default swap is obligated to pay the seller a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If a credit event occurs, as defined under the terms of the swap agreement, the seller will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The notional amount reflects the maximum potential amount the seller of credit protection could be required to pay to the buyer if a credit event occurs. The seller of protection receives periodic premium payments from the buyer and may also receive or pay an upfront premium adjustment to the stated periodic payments. In the event a credit default occurs on a credit default swap referencing an index, a factor adjustment will take place and the buyer of protection will receive a payment reflecting the par less the default recovery rate of the defaulted index component based on its weighting in the index. If no default occurs, the counterparty will pay the stream of payments and have no further obligations to the fund selling the credit protection. For a fund utilizing centrally cleared credit default swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. For OTC credit default swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty, or in the case of a credit default swap in which a fund is selling credit protection, the default of a third party issuer.

The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The following table represents the Fund’s use and volume of credit default swaps on a monthly basis:

	Average Notional Amount
Use	Protection Sold	Protection Purchased
Index exposure, Income	$25,000,000	$19,050,000

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract is an agreement between two parties to exchange two designated currencies at a specific time in the future. Certain types of contracts may be cash settled, in an amount equal to the change in exchange rates during the term of the contract. The contracts can be used to hedge or manage exposure to foreign currency risks with portfolio investments or to gain exposure to foreign currencies.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 43

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The market value of a forward foreign currency exchange contract changes with fluctuations in foreign currency exchange rates. Furthermore, the Fund may be exposed to risk if the counterparties cannot meet the contract terms or if the currency value changes unfavorably as compared to the U.S. dollar.

The following table represents the Fund’s use and volume of forward foreign currency exchange contracts on a monthly basis:

	Average Value
Use	Purchased	Sold
Hedge, Income	$720,633	$51,586,286

Derivative Investment Holdings Categorized by Risk Exposure

The following is a summary of the location of derivative investments on the Fund’s Statement of Assets and Liabilities as of March 31, 2023:

Derivative Investment Type	Asset Derivatives	Liability Derivatives
Interest rate swap contracts	Unamortized upfront premiums paid on interest rate swap agreements	Unamortized upfront premiums received on interest rate swap agreements
Variation margin on interest rate swap agreements
Credit default swap contracts	Unamortized upfront premiums paid on credit default swap agreements	Unamortized upfront premiums received on credit default swap agreements Variation margin on credit default swap agreements
Equity/Interest rate option contracts	Investments in unaffiliated issuers, at value	Options written, at value
Currency forward contracts	Unrealized appreciation on forward foreign currency exchange contracts	Unrealized depreciation on forward foreign currency exchange contracts

The following tables set forth the fair value of the Fund’s derivative investments categorized by primary risk exposure at March 31, 2023:

Asset Derivative Investments Value
Swaps Interest Rate Risk*	Swaps Credit Risk*	Options Written Interest Rate Risk	Forward Foreign Currency Exchange Risk	Options Purchased Interest Rate Risk	Total Value at March 31, 2023
$1,580,939	$—	$—	$8,870	$2,215,878	$3,805,687

Liability Derivative Investments Value
Swaps Interest Rate Risk*	Swaps Credit Risk*	Options Written Interest Rate Risk	Forward Foreign Currency Exchange Risk	Options Purchased Interest Rate Risk	Total Value at March 31, 2023
$534	$840,850	$536,922	$316,445	$—	$1,694,751

*

Includes cumulative appreciation (depreciation) of exchange-traded, OTC and centrally-cleared derivatives contracts as reported on the Schedule of Investments. For exchange-traded and centrally-cleared derivatives, variation margin is reported within the Statement of Assets and Liabilities.

44 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The following is a summary of the location of derivative investments on the Fund’s Statement of Operations for the period ended March 31, 2023:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Interest/Credit swap contracts	Net realized gain (loss) on swap agreements
Net change in unrealized appreciation (depreciation) on swap agreements
Interest rate option contracts	Net realized gain (loss) on options purchased
Net realized gain (loss) on options written
Net change in unrealized appreciation (depreciation) on options purchased
Net change in unrealized appreciation (depreciation) on options written
Currency forward contracts	Net realized gain (loss) on forward foreign currency exchange contracts
Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts

The following is a summary of the Fund’s realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized on the Statement of Operations categorized by primary risk exposure for the period ended March 31, 2023:

Realized Gain (Loss) on Derivative Investments Recognized on the Statement of Operations
Futures Equity Risk	Swaps Interest Rate Risk	Swaps Credit Risk	Options Written Equity Risk	Options Purchased Equity Risk	Forward Foreign Currency Exchange Risk	Options Purchased Interest Rate Risk	Options Written Interest Rate Risk	Total
$1,551,516	$7,904,109	$(156,313)	$2,719,803	$(4,149,803)	$3,080,233	$—	$(929,647)	$10,019,898

Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized on the Statement of Operations
Futures Equity Risk	Swaps Interest Rate Risk	Swaps Credit Risk	Options Written Equity Risk	Options Purchased Equity Risk	Forward Foreign Currency Exchange Risk	Options Purchased Interest Rate Risk	Options Written Interest Rate Risk	Total
$—	$(5,776,210)	$(444,602)	$1,113,372	$(8,650,164)	$(9,459,798)	$(753,057)	$1,669,185	$(22,301,274)

In conjunction with short sales and the use of derivative instruments, the Fund is required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Fund uses margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Fund as collateral.

Foreign Investments

There are several risks associated with exposure to foreign currencies, foreign issuers and emerging markets. The Fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Fund may incur transaction costs in connection with conversions between various currencies. The Fund may, but is not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risks may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.

The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs and exchange-traded funds, which are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 45

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Fund.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk associated with each such financial institution.

Note 3 – Offsetting

In the normal course of business, the Fund enters into transactions subject to enforceable master netting arrangements or other similar arrangements. Generally, the right to offset in those agreements allows the Fund to counteract the exposure to a specific counterparty with collateral received from or delivered to that counterparty based on the terms of the arrangements. These arrangements provide for the right to liquidate upon the occurrence of an event of default, credit event upon merger or additional termination event.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a fund and a counterparty that governs OTC derivatives, including foreign exchange contracts, and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, are reported separately on the Statement of Assets and Liabilities as segregated cash with broker/receivable for variation margin, or payable for swap settlement/variation margin. Cash and/or securities pledged or received as collateral by the Fund in connection with an OTC derivative subject to an ISDA Master Agreement generally may not be invested, sold or rehypothecated by the counterparty or the Fund, as applicable, absent an event of default under such agreement, in which case such collateral generally may be applied towards obligations due to and payable by such counterparty or the Fund, as applicable. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold (e.g., $300,000) before a transfer is required to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes to be of good standing and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

46 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The following tables present derivative financial instruments and secured financing transactions that are subject to enforceable netting arrangements:

				Gross Amounts Not Offset in the Statement of Assets and Liabilities
Instrument	Gross Amounts of Recognized Assets[1]	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amount of Assets Presented on the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Forward foreign currency exchange contracts	$8,870	$—	$8,870	$—	$(8,870)	$—
Options Purchased	2,215,878	—	2,215,878	(853,273)	(779,334)	583,271

				Gross Amounts Not Offset in the Statement of Assets and Liabilities
Instrument	Gross Amounts of Recognized Liabilities[1]	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amount of Liabilities Presented on the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Forward foreign currency exchange contracts	$316,445	$—	$316,445	$(316,351)	$—	$94
Options written	536,922	—	536,922	(536,922)	—	—

[1]	Exchange-traded or centrally-cleared derivatives are excluded from these reported amounts.

The Fund has the right to offset deposits against any related derivative liabilities outstanding with each counterparty with the exception of exchange-traded or centrally-cleared derivatives. The following table presents deposits held by others in connection with derivative investments as of March 31, 2023.

Counterparty	Asset Type	Cash Pledged	Cash Received
Barclays Bank plc	Forward foreign currency exchange contracts, Options	$—	$240,000
BofA Securities, Inc.	Credit default swap agreements	932,512	—
BofA Securities, Inc.	Interest rate swap agreements	3,125,421	—
Goldman Sachs International	Options	—	340,000
JPMorgan Chase Bank, N.A.	Forward foreign currency exchange contracts	—	10,000
Morgan Stanley Capital Services LLC	Options	—	840,000
		4,057,933	1,430,000

Note 4 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 —	unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 —	significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 47

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Level 3 —	significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

Rule 2a-5 sets forth a definition of “readily available market quotations,” which is consistent with the definition of a Level 1 input under U.S. GAAP. Rule 2a-5 provides that “a market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.”

Securities for which market quotations are not readily available must be valued at fair value as determined in good faith. Accordingly, any security priced using inputs other than Level 1 inputs will be subject to fair value requirements. The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

Independent pricing services are used to value a majority of the Fund’s investments. When values are not available from a pricing service, they will be determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information and analysis. A significant portion of the Fund’s assets and liabilities are categorized as Level 2, as indicated in this report.

Quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may also be used to value the Fund’s assets and liabilities, i.e. prices provided by a broker-dealer or other market participant who has not committed to trade at that price. Although quotes are typically received from established market participants, the Fund may not have the transparency to view the underlying inputs which support the market quotations. Significant changes in a quote would generally result in significant changes in the fair value of the security.

Certain fixed income securities are valued by obtaining a monthly quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates.

Certain loans and other securities are valued using a single daily broker quote or a price from a third party vendor based on a single daily or monthly broker quote.

The inputs or methodologies selected and applied for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability, appropriateness and accuracy of the techniques, methodologies and sources employed to determine fair valuation are periodically reviewed and subject to change.

Note 5 – Investment Advisory Agreement and Other Agreements

Under the terms of an investment advisory contract, the Fund pays GI investment advisory fees calculated at an annualized rate of 0.39% of the average daily net assets of the Fund.

GI pays operating expenses on behalf of the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, among others, on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets.

The Board has adopted Distribution Plans related to the offering of A-Class, C-Class and P-Class shares pursuant to Rule 12b-1 under the 1940 Act. The plans provide for payments at an annual rate of 0.25% of the average daily net assets of the Fund’s A-Class and P-Class shares, and 1.00% of the average daily net assets of the Fund’s C-Class shares.

48 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The investment advisory contract for the Fund provides that the total expenses be limited to a percentage of average net assets for each class of shares, exclusive of brokerage costs, dividends or interest on securities sold short, expenses of other investment companies in which the Fund invests, interest, taxes, litigation, indemnification and extraordinary expenses. The limits are listed below:

	Limit	Effective Date	Contract End Date
A-Class	0.75%	12/01/13	02/01/24
C-Class	1.50%	12/01/13	02/01/24
P-Class	0.75%	05/01/15	02/01/24
Institutional Class	0.50%	12/01/13	02/01/24
R6-Class	0.50%	03/13/19	02/01/24

GI is entitled to reimbursement by the Fund for fees waived or expenses reimbursed during any of the previous 36 months, beginning on the date of the expense limitation agreement, if on any day the estimated operating expenses are less than the indicated percentages. For purposes of this arrangement, GI is entitled to recoupment of previously waived fees or reimbursed expenses for 36 months from the date of the waiver or reimbursement by GI. At March 31, 2023, the amount of fees waived or expenses reimbursed that are subject to recoupment and will expire during the years ended September 30, are presented in the following table:

	2023	2024	2025	2026	Fund Total
A-Class	$329,121	$332,853	$400,848	$93,974	$1,156,796
C-Class	65,231	80,424	68,209	20,466	234,330
P-Class	118,983	146,751	202,943	20,889	489,566
Institutional Class	1,548,270	2,560,156	3,164,191	977,592	8,250,209
R6-Class	12,440	493	410	—	13,343

For the period ended March 31, 2023, GI recouped $20,181 from the Fund.

If the Fund invests in a fund that is advised by the same adviser or an affiliated adviser, the investing Fund’s adviser has agreed to waive fees at the investing fund level to the extent necessary to offset the proportionate share of any management fee paid by the Fund with respect to its investment in such affiliated fund. Fee waivers will be calculated at the investing Fund level without regard to any expense cap, if any, in effect for the investing Fund. Fees waived under this arrangement are not subject to reimbursement to GI. For the period ended March 31, 2023, the Fund waived $36,145 related to investments in affiliated funds.

For the period ended March 31, 2023, GFD retained sales charges of $72,447 relating to sales of A-Class shares of the Trust.

Certain trustees and officers of the Trust are also officers of GI and/or GFD. The Trust does not compensate its officers or trustees who are officers, directors and/or employees of GI or GFD.

MUFG Investor Services (US), LLC (“MUIS”) acts as the Fund’s administrator, transfer agent and accounting agent. As administrator, transfer agent and accounting agent, MUIS maintains the books and records of the Fund’s securities and cash. The Bank of New York Mellon Corp. (“BNY”) acts as the Fund’s custodian. As custodian, BNY is responsible for the custody of the Fund’s assets. For providing the aforementioned administrative and accounting services, MUIS is entitled to receive a monthly fee equal to a percentage of the Fund’s average daily net assets and out of pocket expenses. For providing the aforementioned transfer agent and custodian services, MUIS and BNY are entitled to receive a monthly fee based on the number of transactions during the month and the number of accounts under management, subject to certain minimum monthly fees, and out of pocket expenses.

Note 6 – Federal Income Tax Information

The Fund intends to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Fund from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 49

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund’s U.S. federal income tax returns are subject to examination by the Internal Revenue Service (“IRS”) for a period of three years after they are filed.

At March 31, 2023, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
Limited Duration Fund	$4,301,305,052	$1,844,846	$(276,500,951)	$(274,656,105)

Note 7 – Securities Transactions

For the period ended March 31, 2023, the cost of purchases and proceeds from sales of investment securities, excluding government securities, short-term investments and derivatives, were as follows:

Purchases	Sales
$60,667,153	$844,817,332

For the period ended March 31, 2023, the cost of purchases and proceeds from sales of government securities were as follows:

Purchases	Sales
$254,985,761	$15,130,078

The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price to save costs, where permissible. For the period ended March 31, 2023, the Fund engaged in purchases and sales of securities, pursuant to Rule 17a-7 of the 1940 Act, as follows:

Purchases	Sales	Realized Gain (Loss)
$2,374,029,110	$2,547,979,759	$5,653,966

Note 8 – Unfunded Loan Commitments

Pursuant to the terms of certain loan agreements, the Fund held unfunded loan commitments as of March 31, 2023. The Fund is obligated to fund these loan commitments at the borrower’s discretion.

Borrower	Maturity Date	Face Amount	Value
Fontainbleau Vegas	01/31/26	$3,656,485	$—
Lightning A	03/01/37	3,516,654	—
Thunderbird A	03/01/37	3,530,039	—
			$—

50 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Note 9 – Restricted Securities

The securities below are considered illiquid and restricted under guidelines established by the Board:

Restricted Securities	Acquisition Date	Cost	Value
Cascade Funding Mortgage Trust
2018-RM2, 4.00% (WAC) due 10/25/68[1]	11/02/18	$5,572,686	$5,393,166
Cascade Funding Mortgage Trust
2019-RM3, 2.80% (WAC) due 06/25/69[1]	06/25/19	1,164,952	1,124,560
CFMT LLC
2022-HB9, 3.25% (WAC) due 09/25/37[1]	09/23/22	2,015,050	2,030,283
Copper River CLO Ltd.
2007-1A INC, due 01/20/21[2]	05/09/14	585,000	51
FKRT
2.21% due 11/30/58	09/24/21	25,699,938	25,038,553
LSTAR Securities Investment Ltd.
2021-1, 7.46% (1 Month USD LIBOR + 2.80%, Rate Floor: 1.80%) due 02/01/26[1]	02/04/21	7,055,900	6,913,942
Towd Point Revolving Trust
4.83% due 09/25/64	03/17/22	18,499,874	17,921,875
		$60,593,400	$58,422,430

[1]

Variable rate security. Rate indicated is the rate effective at March 31, 2023. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

[2]	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.

Note 10 – Line of Credit

The Trust, along with other affiliated trusts, secured a 364-day committed, $1,230,000,000 line of credit from Citibank, N.A., which was in place through September 30, 2022, at which time the line of credit was renewed as a 364-day committed, $1,150,000,000 line of credit. A Fund may draw (borrow) from the line of credit as a temporary measure for emergency purposes, to facilitate redemption requests, or for other short-term liquidity purposes consistent with the Fund’s investment objective and program. For example, it may be advantageous for the Fund to borrow money rather than sell existing portfolio positions to meet redemption requests. Fees related to borrowings, if any, vary under this arrangement between the greater of Citibank’s “base rate”, SOFR plus 1%, or the federal funds rate plus 1/2 of 1%.

The commitment fee that may be paid by the Funds is at an annualized rate of 0.15% of the average daily amount of its allocated unused commitment amount. The commitment fee amount is allocated to the individual Funds based on the respective net assets of each participating Fund and is referenced in the Statement of Operations under “Line of credit fees”. The Fund did not have any borrowings under this agreement as of and for the period ended March 31, 2023.

Note 11 – Market Risks

The value of, or income generated by, the investments held by the Fund are subject to the possibility of rapid and unpredictable fluctuation, and loss that may result from various factors. These factors include, among others, developments affecting individual companies, or from broader influences, including real or perceived changes in prevailing interest rates (which have since risen and may continue to rise), changes in inflation rates or expectations about inflation rates (which are currently elevated relative to normal conditions), adverse investor confidence or sentiment, changing economic, political (including geopolitical), social or financial market conditions, increased instability or general uncertainty, environmental disasters, governmental actions, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, actual or threatened wars or other armed conflicts (such as the current Russia-Ukraine conflict and its risk of expansion or collateral economic and other effects) or ratings downgrades, and other similar events, each of which may be temporary or last for extended periods. Moreover, changing economic, political, geopolitical, social, financial market or other conditions in one country or geographic region could adversely affect the value, yield and return of the investments held by the Fund in a different country or geographic region, economy, and market because of the increasingly interconnected global economies and financial markets. The duration and extent of the foregoing types of factors or conditions are highly uncertain and difficult to predict and have in the past, and may in the future, cause volatility and distress in economies and financial markets or other adverse circumstances, which may negatively affect the value of the Fund’s investments and performance of the Fund.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 51

NOTES TO FINANCIAL STATEMENTS (Unaudited)(concluded)

Note 12 – Subsequent Events

The Fund evaluated subsequent events through the date the financial statements are issued and determined there were no material events that would require adjustment to or disclosure in the Fund’s financial statements.

52 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

OTHER INFORMATION (Unaudited)

Delivery of Shareholder Reports

Paper copies of the Fund’s annual and semi-annual shareholder reports are not sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary. Instead, the reports are made available on a website, and you are notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future shareholder reports in paper free of charge. If you hold shares of the Fund directly, you can inform the Fund that you wish to receive paper copies of reports by calling 800.820.0888. If you hold shares of the Fund through a financial intermediary, please contact the financial intermediary to make this election. Your election to receive reports in paper may apply to all Guggenheim Funds in which you are invested and may apply to all Guggenheim funds held with your financial intermediary.

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Sector Classification

Information in the Schedule of Investments is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. The Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Fund usually classifies sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The Fund’s Forms N-PORT and N-Q are available on the SEC’s website at https://www.sec.gov. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 800.820.0888.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 53

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

A Board of Trustees oversees the Trust, as well as other trusts of GI, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by visiting guggenheiminvestments.com or by calling 800.820.0888.

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INDEPENDENT TRUSTEES
Randall C. Barnes (1951)	Trustee and Chair of the Valuation Oversight Committee	Since 2014 (Trustee) Since 2020 (Chair of the Valuation Oversight Committee)	Current: Private Investor (2001-present). Former: Senior Vice President and Treasurer, PepsiCo, Inc. (1993-1997); President, Pizza Hut International (1991-1993); Senior Vice President, Strategic Planning and New Business Development, PepsiCo, Inc. (1987-1990).	155

Current: Advent Convertible and Income Fund (2005-present); Purpose Investments Funds (2013-present).

Former: Fiduciary/Claymore Energy Infrastructure Fund (2004-2022); Guggenheim Enhanced Equity Income Fund (2005-2021); Guggenheim Credit Allocation Fund (2013-2021).

Angela Brock-Kyle (1959)	Trustee	Since 2019	Current: Founder and Chief Executive Officer, B.O.A.R.D.S. (2013-present); Director, Mutual Fund Directors Forum (2022-present). Former: Senior Leader, TIAA (1987-2012).	154

Current: Bowhead Insurance GP, LLC (2020-present); Hunt Companies, Inc. (2019-present).

Former: Fiduciary/Claymore Energy Infrastructure Fund (2019-2022); Guggenheim Enhanced Equity Income Fund (2019-2021); Guggenheim Credit Allocation Fund (2019-2021); Infinity Property & Casualty Corp. (2014-2018).

54 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INDEPENDENT TRUSTEES - continued
Thomas F. Lydon, Jr. (1960)	Trustee and Chair of the Contracts Review Committee	Since 2019 (Trustee) Since 2020 (Chair of the Contracts Review Committee)	Current: President, Global Trends Investments (1996-present); Chief Executive Officer, ETF Flows, LLC (2019-present); Chief Executive Officer, Lydon Media (2016-present); Director, GDX Index Partners, LLC (2021-present); Vice Chairman, VettaFi (2022-present).	154

Current: US Global Investors, Inc. (GROW) (1995-present).

Former: Fiduciary/Claymore Energy Infrastructure Fund (2019-2022); Guggenheim Enhanced Equity Income Fund (2019-2021); Guggenheim Credit Allocation Fund (2019-2021); Harvest Volatility Edge Trust (3) (2017-2019).

Ronald A. Nyberg (1953)	Trustee and Chair of the Nominating and Governance Committee	Since 2014	Current: Of Counsel, Momkus LLP (2016-present). Former: Partner, Nyberg & Cassioppi, LLC (2000-2016); Executive Vice President, General Counsel, and Corporate Secretary, Van Kampen Investments (1982-1999).	155

Current: Advent Convertible and Income Fund (2003-present); PPM Funds (2) (2018-present); NorthShore-Edward-Elmhurst Health (2012-present).

Former: Fiduciary/Claymore Energy Infrastructure Fund (2004-2022); Guggenheim Enhanced Equity Income Fund (2005-2021); Guggenheim Credit Allocation Fund (2013-2021); Western Asset Inflation-Linked Opportunities & Income Fund (2004-2020); Western Asset Inflation-Linked Income Fund (2003-2020).

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 55

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INDEPENDENT TRUSTEES - concluded
Sandra G. Sponem (1958)	Trustee and Chair of the Audit Committee	Since 2019 (Trustee) Since 2020 (Chair of the Audit Committee)	Current: Retired. Former: Senior Vice President and Chief Financial Officer, M.A. Mortenson-Companies, Inc. (2007-2017).	154

Current: SPDR Series Trust (81) (2018-present); SPDR Index Shares Funds (30) (2018-present); SSGA Active Trust (14) (2018-present).

Former: Fiduciary/Claymore Energy Infrastructure Fund (2019-2022); Guggenheim Enhanced Equity Income Fund (2019-2021); Guggenheim Credit Allocation Fund (2019-2021); SSGA Master Trust (1) (2018-2020).

Ronald E. Toupin, Jr. (1958)	Trustee, Chair of the Board and Chair of the Executive Committee	Since 2014

Current: Portfolio Consultant (2010-present); Member, Governing Council, Independent Directors Council (2013-present); Governor, Board of Governors, Investment Company Institute (2018-present).

Former: Member, Executive Committee, Independent Directors Council (2016-2018); Vice President, Manager and Portfolio Manager, Nuveen Asset Management (1998-1999); Vice President, Nuveen Investment Advisory Corp. (1992-1999); Vice President and Manager, Nuveen Unit Investment Trusts (1991-1999); and Assistant Vice President and Portfolio Manager, Nuveen Unit Investment Trusts (1988-1999), each of John Nuveen & Co., Inc. (1982-1999).

				154

Former: Fiduciary/Claymore Energy Infrastructure Fund (2004-2022); Guggenheim Enhanced Equity Income Fund (2005-2021); Guggenheim Credit Allocation Fund (2013-2021); Western Asset Inflation-Linked Opportunities & Income Fund (2004-2020); Western Asset Inflation-Linked Income Fund (2003-2020).

56 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INTERESTED TRUSTEE
Amy J. Lee**** (1961)	Trustee, Vice President and Chief Legal Officer	Since 2018 (Trustee) Since 2014 (Chief Legal Officer) Since 2007 (Vice President)	Current: Interested Trustee, certain other funds in the Fund Complex (2018-present); Chief Legal Officer, certain other funds in the Fund Complex (2014-present); Vice President, certain other funds in the Fund Complex (2007-present); Senior Managing Director, Guggenheim Investments (2012-present). Former: President and Chief Executive Officer, certain other funds in the Fund Complex (2017-2019); Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).	154	Former: Fiduciary/Claymore Energy Infrastructure Fund (2018-2022); Guggenheim Enhanced Equity Income Fund (2018-2021); Guggenheim Credit Allocation Fund (2018-2021).

*	The business address of each Trustee is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, Illinois 60606.
**	Each Trustee serves an indefinite term, until his or her successor is elected and qualified. Time served includes time served in the respective position for the Predecessor Corporation.
***

Each Trustee also serves on the Boards of Trustees of Guggenheim Funds Trust, Guggenheim Variable Funds Trust, Guggenheim Strategy Funds Trust, Guggenheim Taxable Municipal Bond & Investment Grade Debt Trust, Guggenheim Strategic Opportunities Fund, Guggenheim Energy & Income Fund, Guggenheim Active Allocation Fund, Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust and Transparent Value Trust. Messrs. Barnes and Nyberg also serve on the Board of Trustees of Advent Convertible & Income Fund.

****	This Trustee is deemed to be an “interested person” of the Fund under the 1940 Act by reason of her position with the Fund’s Adviser and/or the parent of the Adviser.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 57

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years
OFFICERS
Brian E. Binder (1972)	President and Chief Executive Officer	Since 2018

Current: President, Mutual Funds Boards, Guggenheim Investments (2022-present); President and Chief Executive Officer, certain other funds in the Fund Complex (2018-present); President, Mutual Funds Boards, Guggenheim Funds Investment Advisors, LLC and Security Investors, LLC (2018-present); Board Member, Guggenheim Partners Investment Funds plc (2022-present); Board Member, Guggenheim Global Investments plc (2022-present); Board Member of Guggenheim Partners Fund Management (Europe) Limited (2018-present).

Former: Senior Managing Director and Chief Administrative Officer, Guggenheim Investments (2018-2022); Managing Director and President, Deutsche Funds, and Head of US Product, Trading and Fund Administration, Deutsche Asset Management (2013-2018); Managing Director, Chairman of North American Executive Committee and Head of Business Management and Consulting, Invesco Ltd. (2010-2012).

James M. Howley (1972)	Chief Financial Officer, Chief Accounting Officer and Treasurer	Since 2022

Current: Managing Director, Guggenheim Investments (2004-present); Chief Financial Officer, Chief Accounting Officer, and Treasurer, certain other funds in the Fund Complex (2022-present).

Former: Assistant Treasurer, certain other funds in the Fund Complex (2006-2022); Manager, Mutual Fund Administration of Van Kampen Investments, Inc. (1996-2004).

Mark E. Mathiasen (1978)	Secretary	Since 2014	Current: Secretary, certain other funds in the Fund Complex (2007-present); Managing Director, Guggenheim Investments (2007-present).
Glenn McWhinnie (1969)	Assistant Treasurer	Since 2016	Current: Vice President, Guggenheim Investments (2009-present); Assistant Treasurer, certain other funds in the Fund Complex (2016-present).
Michael P. Megaris (1984)	Assistant Secretary	Since 2014	Current: Assistant Secretary, certain other funds in the Fund Complex (2014-present); Managing Director, Guggenheim Investments (2012-present).
Elisabeth Miller (1968)	Chief Compliance Officer	Since 2012

Current: Chief Compliance Officer, certain other funds in the Fund Complex (2012-present); Senior Managing Director, Guggenheim Investments (2012-present); Senior Managing Director, Guggenheim Funds Distributors, LLC (2014-present).

Former: Chief Compliance Officer, Security Investors, LLC and Guggenheim Funds Investment Advisors, LLC (2012-2018); Chief Compliance Officer, Guggenheim Distributors, LLC (2009-2014); Senior Manager, Security Investors, LLC (2004-2014); Senior Manager, Guggenheim Distributors, LLC (2004-2014).

Margaux Misantone (1978)	AML Officer	Since 2017

Current: Chief Compliance Officer, Security Investors, LLC and Guggenheim Funds Investment Advisors, LLC (2018-present); AML Officer, Security Investors, LLC and certain other funds in the Fund Complex (2017-present); Managing Director, Guggenheim Investments (2015-present).

Former: Assistant Chief Compliance Officer, Security Investors, LLC and Guggenheim Funds Investments Advisors, LLC (2015-2018).

58 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(concluded)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years
OFFICERS - concluded
Kimberly J. Scott (1974)	Assistant Treasurer	Since 2014

Current: Director, Guggenheim Investments (2012-present); Assistant Treasurer, certain other funds in the Fund Complex (2012-present).

Former: Financial Reporting Manager, Invesco, Ltd. (2010-2011); Vice President/Assistant Treasurer, Mutual Fund Administration for Van Kampen Investments, Inc./Morgan Stanley Investment Management (2009-2010); Manager of Mutual Fund Administration, Van Kampen Investments, Inc./Morgan Stanley Investment Management (2005-2009).

Bryan Stone (1979)	Vice President	Since 2014

Current: Vice President, certain other funds in the Fund Complex (2014-present); Managing Director, Guggenheim Investments (2013-present).

Former: Senior Vice President, Neuberger Berman Group LLC (2009-2013); Vice President, Morgan Stanley (2002-2009).

Jon Szafran (1989)	Assistant Treasurer	Since 2017

Current: Director, Guggenheim Investments (2017-present); Assistant Treasurer, certain other funds in the Fund Complex (2017-present).

Former: Assistant Treasurer of Henderson Global Funds and Manager of US Fund Administration, Henderson Global Investors (North America) Inc. (“HGINA”), (2017); Senior Analyst of US Fund Administration, HGINA (2014–2017); Senior Associate of Fund Administration, Cortland Capital Market Services, LLC (2013-2014); Experienced Associate, PricewaterhouseCoopers LLP (2012-2013).

*	The business address of each officer is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, Illinois 60606.
**	Each officer serves an indefinite term, until his or her successor is duly elected and qualified.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 59

GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)

Who We Are

This Privacy Notice describes the data protection practices of Guggenheim Investments. Guggenheim Investments as used herein refers to the affiliated investment management businesses of Guggenheim Partners, LLC: Guggenheim Funds Investment Advisors, LLC, Guggenheim Partners Investment Management, LLC, Guggenheim Funds Distributors, LLC, Security Investors, LLC, Guggenheim Investment Advisors (Europe) Limited, Guggenheim Real Estate, LLC, GS Gamma Advisors, LLC, Guggenheim Partners India Management, LLC, Guggenheim Partners Europe Limited, as well as the funds in the Guggenheim Funds complex (the “Funds”) (“Guggenheim Investments,” “we,” “us,” or “our”).

Guggenheim Partners Investment Management Holdings, LLC, located at 330 Madison Avenue, New York, New York, 10017 is the data controller for your information. The affiliates who are also controllers of certain of your information are: Guggenheim Investment Advisors (Europe) Limited, Guggenheim Partners Europe Limited, Guggenheim Partners, LLC, Guggenheim Funds Investment Advisors, LLC, Guggenheim Partners Investment Management, LLC, Guggenheim Funds Distributors, LLC and Security Investors, LLC, as well as the Funds.

Our Commitment to You

Guggenheim Investments considers your privacy our utmost concern. When you become our client or investor, you entrust us with not only your hard-earned money but also with your personal and financial information. Because we have access to your private information, we hold ourselves to the highest standards in its safekeeping and use. We strictly limit how we share your information with others, whether you are a current or former Guggenheim Investments client or investor.

The Information We Collect About You

We collect certain nonpublic personal information about you from information you provide on applications, other forms, our website, and/or from third parties including investment advisors. This information includes Social Security or other tax identification number, assets, income, tax information, retirement and estate plan information, transaction history, account balance, payment history, bank account information, marital status, family relationships, information that we collect on our website through the use of “cookies,” and other personal information that you or others provide to us. We may also collect such information through your inquiries by mail, e-mail or telephone. We may also collect customer due diligence information, as required by applicable law and regulation, through third party service providers.

How We Handle Your Personal Information

The legal basis for using your information as set out in this Privacy Notice is as follows: (a) use of your personal data is necessary to perform our obligations under any contract with you (such as a contract for us to provide financial services to you); or (b) where use of your personal data is not necessary for performance of a contract, use of your personal data is necessary for our legitimate interests or the legitimate interests of others (for example, to enforce the legal terms governing our services, operate and market our website and other services we offer, ensure safe environments for our personnel and others, make and receive payments, prevent fraud and to know the customer to whom we are providing the services). Some processing is done to comply with applicable law.

In addition to the specific uses described above, we also use your information in the following manner:

●	We use your information in connection with servicing your accounts.

●	We use information to respond to your requests or questions. For example, we might use your information to respond to your customer feedback.

●	We use information to improve our products and services. We may use your information to make our website and products better. We may use your information to customize your experience with us.

●	We use information for security purposes. We may use your information to protect our company and our customers.

●

We use information to communicate with you. For example, we will communicate with you about your account or our relationship. We may contact you about your feedback. We might also contact you about this Privacy Notice. We may also enroll you in our email newsletter.

60 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)(continued)

●	We use information as otherwise permitted by law, as we may notify you.

●

Aggregate/Anonymous Data. We may aggregate and/or anonymize any information collected through the website so that such information can no longer be linked to you or your device (“Aggregate/Anonymous Information”). We may use Aggregate/Anonymous Information for any purpose, including without limitation for research and marketing purposes, and may also share such data with any third parties, including advertisers, promotional partners, and sponsors.

We do not sell information about current or former clients or their accounts to third parties. Nor do we share this information, except when necessary to complete transactions at your request, to make you aware of investment products and services that we or our affiliates offer, or as permitted or required by law.

We provide information about you to companies and individuals not affiliated with Guggenheim Investments to complete certain transactions or account changes, or to perform services for us related to your account. For example, if you ask to transfer assets from another financial institution to Guggenheim Investments, we must provide certain information about you to that company to complete the transaction. We provide the third party with only the information necessary to carry out its responsibilities and only for that purpose. And we require these third parties to treat your private information with the same high degree of confidentiality that we do. To alert you to other Guggenheim Investments products and services, we share your information within our family of affiliated companies. You may limit our sharing with affiliated companies as set out below. We may also share information with any successor to all or part of our business, or in connection with steps leading up to a merger or acquisition. For example, if part of our business was sold we may give customer information as part of that transaction. We may also share information about you with your consent.

We will release information about you if you direct us to do so, if we are compelled by law to do so, or in other circumstances as permitted by law (for example, to protect your account from fraud).

If you close your account(s) or become an inactive client or investor, we will continue to adhere to the privacy policies and practices described in this notice.

Opt-Out Provisions and Your Data Choices

The law allows you to “opt out” of certain kinds of information sharing with third parties. We do not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.

When you are no longer our client or investor, we continue to share your information as described in this notice, and you may contact us at any time to limit our sharing by sending an email to CorporateDataPrivacy@GuggenheimPartners.com.

European Union Data Subjects and certain others: In addition to the choices set forth above, residents of the European Union and certain other jurisdictions have certain rights to (1) request access to or rectification or deletion of information we collect about them, (2) request a restriction on the processing of their information, (3) object to the processing of their information, or (4) request the portability of certain information. To exercise these or other rights, please contact us using the contact information below. We will consider all requests and provide our response within the time period stated by applicable law. Please note, however, that certain information may be exempt from such requests in some circumstances, which may include if we need to keep processing your information for our legitimate interests or to comply with a legal obligation. We may request you provide us with information necessary to confirm your identity before responding to your request.

Residents of France and certain other jurisdictions may also provide us with instructions regarding the manner in which we may continue to store, erase and share your information after your death, and where applicable, the person you have designated to exercise these rights after your death.

How We Protect Privacy Online

We take steps to protect your privacy when you use our web site – www.guggenheiminvestments.com – by using secure forms of online communication, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These safeguards vary based on the sensitivity of the information that we collect and store. However, we cannot and do not guarantee that these measures will prevent every unauthorized attempt to access, use, or disclose your information since despite our efforts, no Internet and/or other

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 61

GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)(concluded)

electronic transmissions can be completely secure. Our web site uses “http cookies”—tiny pieces of information that we ask your browser to store. We use cookies for session management and security features on the Guggenheim Investments web site. We do not use them to pull data from your hard drive, to learn your e-mail address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the legal information area on our web site for more details about web site security and privacy features.

How We Safeguard Your Personal Information and Data Retention

We restrict access to nonpublic personal information about you to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information. We keep your information for no longer than necessary for the purposes for which it is processed. The length of time for which we retain information depends on the purposes for which we collected and use it and/or as required to comply with applicable laws. Information may persist in copies made for backup and business continuity purposes for additional time.

International Visitors

If you are not a resident of the United States, please be aware that your information may be transferred to, stored and processed in the United States where our servers are located and our databases are operated. The data protection and other laws of the United States and other countries might not be as comprehensive as those in your country.

In such cases, we ensure that a legal basis for such a transfer exists and that adequate protection is provided as required by applicable law, for example, by using standard contractual clauses or by transferring your data to a jurisdiction that has obtained an adequacy finding. Individuals whose data may be transferred on the basis of standard contractual clauses may contact us as described below.

We’ll Keep You Informed

If you have any questions or concerns about how we treat your personal data, we encourage you to consult with us first. You may also contact the relevant supervisory authority.

We reserve the right to modify this policy at any time and will inform you promptly of material changes. You may access our privacy policy from our web site at www.guggenheiminvestments.com. Should you have any questions regarding our privacy policy, contact us by email at CorporateDataPrivacy@GuggenheimPartners.com.

62 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

This page intentionally left blank.

This page intentionally left blank.

This page intentionally left blank.

This page intentionally left blank.

This page intentionally left blank.

This page intentionally left blank.

This page intentionally left blank.

Item 2.	Code of Ethics.

Not required at this time.

Item 3.	Audit Committee Financial Expert.

Not required at this time.

Item 4.	Principal Accountant Fees and Services.

Not required at this time.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a) The Schedule of Investments is included under Item 1 of this Form.

(b) Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-end Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant does not currently have in place procedures by which shareholders may recommend nominees to the registrant’s board.

There have been no changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

Item 11.	Controls and Procedures.

(a)	The registrant’s President (principal executive officer) and Treasurer (principal financial officer) have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) as of a date within 90 days of this filing and have concluded that based on such evaluation as required by Rule 30a-3(b) under the Investment Company Act, that the registrant’s disclosure controls and procedures were effective as of that date in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms..

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) are attached.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	A certification by the registrant’s President (principal executive officer) and Treasurer (principal financial officer) as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Guggenheim Funds Trust

By (Signature and Title)*	/s/ Brian E. Binder
Brian E. Binder, President and Chief Executive Officer

Date	June 2, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Brian E. Binder
Brian E. Binder, President and Chief Executive Officer

Date	June 2, 2023

By (Signature and Title)*	/s/ James M. Howley
James M. Howley, Chief Financial Officer, Chief Accounting Officer and Treasurer

Date	June 2, 2023

*	Print the name and title of each signing officer under his or her signature.